                                                    Registration No. 333-142456

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                          REGISTRATION STATEMENT
                                   UNDER
                        THE SECURITIES ACT OF 1933     [X]
                        PRE-EFFECTIVE AMENDMENT NO.    [_]
                      POST-EFFECTIVE AMENDMENT NO. 16  [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
           (NAMES AND ADDRESSES OF AGENTS FOR SERVICE (212)554-1234)

                               -----------------

   Approximate Date of Proposed Public Offering: Continuous.

   It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a) (1) of Rule 485.
       [_]On (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 16 ("PEA") to the Registration Statement No. 333-142456 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 66 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplement to the Prospectus and Statements of Additional information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Members Retirement Program


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PARTICIPATING IN THE PROGRAM OR ALLOCATING AMOUNTS UNDER THE CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

ABOUT THE MEMBERS RETIREMENT PROGRAM


The Program provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("Plan Trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. The investment options under the Program include: (1) the Guaranteed Interest Option (the "guaranteed option"), and (2) the investment funds (the "Funds") listed in the table below.


As previously advised, on July 10, 2015, the 3-year and 5-year Guaranteed Rate Accounts were closed to contributions, transfers and loan repayments. The Money Market Guarantee Account has been closed to new amounts since January 1, 2009.

WHAT IS THE MEMBERS RETIREMENT PROGRAM CONTRACT?

The Members Retirement Program contract is a group annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY (the "AXA Equitable"). Contributions to the Plan Trusts maintained under the plans will be allocated among our investment funds and guaranteed options in accordance with participant instructions.

INVESTMENT OPTIONS
ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth-Alt 20/(1)/
.. AllianceBernstein Balanced

.. EQ/Aggressive Allocation/(2)(4)/
.. EQ/Conservative Allocation/(2)(4)/
.. EQ/Conservative-Plus
   Allocation/(2)(4)/
.. EQ/Moderate Allocation/(2)(4)/
.. EQ/Moderate-Plus Allocation/(2)(4)/
.. Target 2015 Allocation/(3)/
.. Target 2025 Allocation/(3)/
.. Target 2035 Allocation/(3)/
.. Target 2045 Allocation/(3)/
.. Target 2055 Allocation/(3)/
.. 1290 Retirement 2020
.. 1290 Retirement 2025
.. 1290 Retirement 2030
.. 1290 Retirement 2035
.. 1290 Retirement 2040
.. 1290 Retirement 2045
.. 1290 Retirement 2050
.. 1290 Retirement 2055
.. 1290 Retirement 2060

--------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------
.. EQ/Money Market
.. Guaranteed Interest Option


--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL STOCKS
--------------------------------------------------------------------------------

.. EQ/Global Equity Managed Volatility/(4)/
.. EQ/International Core Managed Volatility/(4)/

.. EQ/International Equity Index
.. EQ/MFS International Growth
--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL BONDS
--------------------------------------------------------------------------------

.. EQ/PIMCO Global Real Return

--------------------------------------------------------------------------------
BONDS
--------------------------------------------------------------------------------
.. Charter/SM/ Multi-Sector Bond
.. EQ/Intermediate Government
   Bond
.. EQ/PIMCO Ultra Short Bond
.. Multimanager Core Bond

.. Vanguard VIF Total Bond Market Index

--------------------------------------------------------------------------------
LARGE CAP STOCKS
--------------------------------------------------------------------------------
.. 1290 VT Equity Income
.. 1290 VT Socially Responsible
.. AllianceBernstein Growth Equity

.. EQ/Large Cap Growth Managed Volatility/(4)/
.. EQ/Large Cap Value Managed Volatility/(4)/
.. EQ/ClearBridge Large Cap Growth/(4)/

.. EQ/Capital Guardian Research
.. EQ/Equity 500 Index
.. EQ/Large Cap Growth Index
.. EQ/T. Rowe Price Growth Stock

.. Vanguard VIF Total Stock Market Index

--------------------------------------------------------------------------------
MID CAP STOCKS
--------------------------------------------------------------------------------
.. AllianceBernstein Mid Cap Growth

.. EQ/Mid Cap Value Managed Volatility/(4)/
.. EQ/Janus Enterprise/(4)/

.. EQ/Mid Cap Index
--------------------------------------------------------------------------------
SMALL CAP STOCKS
--------------------------------------------------------------------------------
.. 1290 VT GAMCO Small Company Value

.. EQ/AB Small Cap Growth/(4)/

.. EQ/Small Company Index
--------------------------------------------------------------------------------
SPECIALTY
--------------------------------------------------------------------------------
.. 1290 VT GAMCO Mergers & Acquisitions
--------------------------------------------------------------------------------
SECTOR
--------------------------------------------------------------------------------
.. Multimanager Technology
--------------------------------------------------------------------------------
(1)The "All Asset" Portfolios.

(2)The "EQ/Allocation" Portfolios.
(3)This variable investment option was closed to contributions on or about
   July 12, 2018.
(4)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

The AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are managed by AXA Equitable. Each of the other Funds invests in shares of a corresponding portfolio ("Portfolio") of AXA Premier VIP Trust, EQ Advisors Trust, Vanguard Variable Insurance Fund and 1290 Funds(R) (the "Investment Trusts"). You should also read the prospectuses for the Trusts and keep them for future reference. As described in more detail in the "Portfolios of the Investment Trusts" section of the prospectus, the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio was closed to contributions on or about July 12, 2018.

GUARANTEED OPTIONS. The guaranteed option we offer is the Guaranteed Interest Option. The Guaranteed Interest Option is part of our general account. If you are an existing contract owner, you may still have allocated values to the Money Market Guarantee Account or the 5-Year Guaranteed Rate Account. The 5-year Guaranteed Rate Account and Money Market Guarantee Account are closed to contributions, transfers and loan repayments. The 5-Year Guaranteed Account since July 10, 2015 and the Money Market Guarantee Account since January 1, 2009. The Money Market Guarantee Account has been closed to new contributions since January 1, 2009. See "Investment Options" later in this prospectus.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #645935

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


We have filed registration statements relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2019, which is part of one of the registration statements, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC website at www.sec.gov. The SAI is available free of charge. You may request one by writing to our Processing Office at The Members Retirement Program, c/o AXA Equitable, Box 4875 Syracuse, NY 13221, or calling 1-800-526-2701.

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-526-2701.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             The Program at a glance -- key features             9
             Employer choice of retirement plans                 9
             Plan features                                       9
             The Contract at a glance -- key features           10

             ------------------------------------------------------
             FEE TABLE                                          12
             ------------------------------------------------------

             Examples                                           13
             Condensed financial information                    13
             Financial statements of investment funds           13

             ------------------------------------------------------
             1. INVESTMENT OPTIONS                              14
             ------------------------------------------------------
             The Funds                                          14
             The Investment Trusts                              17
             Portfolios of the Investment Trusts                18
             Risks of investing in the Funds                    25
             Additional information about the Funds             26
             The guaranteed options                             26

             ------------------------------------------------------
             2. HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS  28
             ------------------------------------------------------
             For amounts in the Funds                           28
             How we determine the unit value                    28
             How we value the assets of the Funds               28


-------------

When we use the words "we," "our," "us" and the "Company" we mean AXA Equitable. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual plan participant in one or more of the plans available in the Program. For example, "you" and "your" may refer to the individual plan participant when the contract owner has instructed us to take participant in-plan instructions as the contract's owner's instructions under the contract. For example, in "Transfers and access to your account."

As explained in certain sections, "you" and "your" may sometimes refer to the employer. For example, "The Program" section of this prospectus is primarily directed at the employer.

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written materials issued by AXA Equitable. You should not rely on any other information or representation.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERS AND ACCESS TO YOUR ACCOUNT            30
             ------------------------------------------------------
             Transfers among investment options                 30
             Disruptive transfer activity                       30
             Our Automated Voice Response System and our
               Internet website                                 31
             Participant loans                                  31
             Choosing benefit payment options                   31
             Proof of correct information                       33
             Benefits payable after the death of a participant  33

             ------------------------------------------------------
             4. THE PROGRAM                                     34
             ------------------------------------------------------
             Summary of plan choices                            34
             Getting started                                    34
             How to make Program contributions                  34
             Allocating Program contributions                   34
             Distributions from the investment options          35
             Rules applicable to participant distributions      35

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            37
             ------------------------------------------------------
             Charges for state premium and other applicable
               taxes                                            38
             Fees paid to associations                          38
             General information on fees and charges            38
             Charges that the Trusts deduct                     38

             ------------------------------------------------------
             6. TAX INFORMATION                                 39
             ------------------------------------------------------
             Buying a contract to fund a retirement arrangement 39 Income taxation of distributions to
               qualified plan participants                      39
             In-Plan Roth rollover                              40
             Tax withholding and information reporting          40
             Impact of taxes to AXA Equitable                   40

             ------------------------------------------------------
             7. MORE INFORMATION                                42
             ------------------------------------------------------
             About Program changes or terminations              42
             IRS disqualification                               42
             About the separate accounts                        42
             About the general account                          42
             Cybersecurity                                      42
             About legal proceedings                            43
             Financial statements                               43
             About the trustee                                  43
             Distribution of the contracts                      43
             Reports we provide and available information       43
             Acceptance                                         43


            -----------------------------------------------------------
            APPENDIX
            -----------------------------------------------------------
            I     --   Condensed financial information             I-1

            -----------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION
              Table of contents
            -----------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                                     PAGE

                  Automated Voice Response System      7, 31
                  AXA Equitable                            6
                  beneficiary                             32
                  benefit payment options             10, 31
                  business day                            28
                  contract                                 1
                  corresponding portfolio                  1
                  disruptive transfer activity            30
                  eligible rollover distributions         39
                  fair valuation                          29
                  GIO                                     27
                  GRA                                     27
                  guaranteed options               1, 26, 10
                  individually designed plan              34
                  IRA                                     39


                                                     PAGE
                  IRS Pre-Approved Plan                9, 34
                  investment funds                     1, 13
                  investment options                      14
                  Investment Trusts                       17
                  market timing                           30
                  Money Market Guarantee Account  14, 27, 35
                  Pooled Trust                            34
                  Program                                 34
                  Roth 401(k)                          9, 34
                  separate accounts                       42
                  Separate Trust                           9
                  unit value                              28
                  unit                                    28
                  5-year GRA                              27

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


You may communicate with us at the mailing addresses listed below for the purposes described. You can also use the Internet to access information about your account and to complete certain requests. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.


You can reach us as indicated below to obtain:

..   Copies of any plans, trusts, adoption agreements, or enrollment or other forms used in the Program.

..   Unit values and other account information under your plan.

..   Any other information or materials that we provide in connection with the
    Program.

INFORMATION ON JOINING THE PROGRAM

 BY INTERNET:

The Members Retirement Program website www.axa.com/mrp, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on "Contact us."

NO PERSON IS AUTHORIZED BY AXA EQUITABLE LIFE INSURANCE COMPANY TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY AXA EQUITABLE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

 BY PHONE:

  1-800-523-1125 (Retirement Program Specialists available weekdays 9 a.m. to 5 p.m., Eastern Time)
 BY REGULAR MAIL:

  The Members Retirement Program
  c/o AXA Equitable
  Box 4875
  Syracuse, NY 13221
 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:

  The Members Retirement Program
  c/o AXA Equitable
  100 Madison St., MD-34-42
  Syracuse, NY 13202



INFORMATION ONCE YOU JOIN THE PROGRAM
 BY PHONE:

1-800-526-2701 (U.S.) or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom (Retirement Plan Account Managers available weekdays 9 a.m. to 5 p.m., Eastern Time).

 BY INTERNET FOR AMOUNTS IN THE PLAN TRUST

By logging on to www.axa.com/mrp, both participants and employers can access certain retirement account information and perform certain financial transactions. Participants can access the information by clicking on Participant Log-In and entering their credentials. Participants can use the Internet to access certain retirement account information and perform certain transactions such as:

..   Investment performance, current investment fund unit values, and current guaranteed option interest rates.

..   Transfer assets between investment options and obtain account balance information.

..   Change the allocation of future contributions.

Employers can access information by clicking on Employer Log-In and entering their User ID and Password. Employers can use the Internet to access certain plan level retirement account information and perform certain transactions such as:

..   Standard and Customizable Reports

..   Online remittal of Contributions

..   Online remittal of annual Plan and Participant Census Information

..   Online Form 5500 preparation and filing (IRS Pre-Approved Plans only)

 TOLL-FREE AUTOMATED VOICE RESPONSE SYSTEM:

By calling 1-800-526-2701 or 1-800-526-2701-0, you may, with your assigned personal security code, use our Automated Voice Response System to:

..   Transfer between investment options and obtain account balance information.

..   Change the allocation of future contributions.

..   Hear personalized performance information and fund unit values.

Our Automated Voice Response System operates 24 hours a day. You may speak with our Retirement Plan Account Managers during regular business hours about any matters covered by our Automated Voice Response System.


 FOR CORRESPONDENCE WITHOUT CONTRIBUTION CHECKS SENT BY REGULAR MAIL:

  The Members Retirement Program
  P.O. Box 4875
  Syracuse, NY 13221
 FOR CORRESPONDENCE WITH CONTRIBUTION CHECKS SENT BY REGULAR MAIL:

  The Association Members Retirement Program
  P.O. Box 13678
  Newark, NJ 07188-3678

                             WHO IS AXA EQUITABLE?

 FOR ALL CORRESPONDENCE (WITH OR WITHOUT CONTRIBUTION CHECKS) SENT BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:

  AXA Equitable
  Association Service MD-34-42
  100 Madison Street
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our Processing Office. Your correspondence, however, is not considered received by us until it is received at our Processing Office. Our Processing Office is located at 100 Madison Street, Syracuse, NY 13202.
 BY E-MAIL

We welcome your comments and questions regarding the Members Retirement Program or website. If you have a comment or suggestion email us from the Program website. Go to www.axa.com/mrp, Participant Log-In and click on "Contact Us".

                             WHO IS AXA EQUITABLE?

The Program at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER CHOICE OF RETIREMENT PLANS

Our IRS Pre-Approved Plan ("Plan") is a defined contribution prototype or volume submitter plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k), safe harbor 401(k) and Roth 401(k) features are available) and a defined contribution pension plan, or both. A "designated Roth contribution" ("Roth 401(k)") may be added to any of the 401(k) features. It allows eligible employees to designate all or part of their elective deferrals as Roth contributions. See "Tax Information" below.

The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the IRS Pre-Approved Plan.

If you maintain your own individually-designed plan, which invests through our Investment Only arrangement, you may use the investment options in the Program through our Pooled Trust.

PLAN FEATURES

IRS PRE-APPROVED PLAN:

..   The Program investment options are the only investment choices.

..   Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

..   Use of our Separate Trust.

..   No minimum amount must be invested.

..   Online Form 5500 reporting.

..   Automatic updates for law changes (may require employer adoption) and reporting.

INVESTMENT ONLY:

..   Our Pooled Trust is used for investment only.

..   Recordkeeping services provided for plan assets in Pooled Trust.

PLAN CHARGES AND EXPENSES:

..   Plan and transaction charges vary by type of plan adopted, or by specific transaction.

ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUST:

..   Toll-free number available for transfers and account information.

..   Internet website access to account information and transactions.

..   Participant loans (if elected by your employer; some restrictions apply).

..   Regular statements of account.

..   Retirement Program Specialist and Retirement Plan Account Manager support.

..   Daily valuation of accounts.

-------------------------------------------------------------------------------
                                                       POOLED TRUST FOR
                                                       INDIVIDUALLY
                IRS PRE-APPROVED PLAN                  DESIGNED PLANS
-------------------------------------------------------------------------------
WHO SELECTS     Participant                            Participant or Trustee,
INVESTMENTS?                                           as specified under
                                                       your "Plan"
-------------------------------------------------------------------------------
ARE LOANS                                              Yes, if permitted
AVAILABLE?      Yes, if permitted under your "Plan"    under your Plan
-------------------------------------------------------------------------------
WHEN ARE YOU                                           Benefits depend upon
ELIGIBLE FOR    Upon retirement, death, disability or  the terms of your
DISTRIBUTIONS?  termination of employment              "Plan"
-------------------------------------------------------------------------------

                    THE PROGRAM AT A GLANCE -- KEY FEATURES

The Contract at a glance -- key features

--------------------------------------------------------------------------------

CONTRIBUTIONS:

..   Can be allocated to any one option or divided among them.

..   Must be made by check or money order payable to AXA Equitable or remitted online.

..   Must be sent along with the form acceptable to AXA.

..   Are credited on the day of receipt if accompanied by properly completed forms. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

TRANSFERS AMONG INVESTMENT OPTIONS:

..   Generally, amounts may be transferred among the investment options at any time.

..   Transfers may be made through our Automated Voice Response System or
    Program website.

..   There is no charge for transfers and no tax liability.


..   Transfers from the Guaranteed Rate Account may not be made prior to maturity.


CHARGES AND EXPENSES:

..   Program expense charge assessed against combined value of Program assets in the Trust.

..   Investment management and accounting fees and other expenses charged on an investment fund-by-fund basis, as applicable.

..   Record maintenance and report fee.

..   Enrollment fee.

..   Indirectly, charges of underlying Portfolios for investment management,
    12b-1 fees and other expenses.

PROFESSIONAL INVESTMENT MANAGEMENT:

Through the investment funds under our contract we make available these professional investment advisers who advise or sponsor the different Funds:

..   AllianceBernstein L.P.

..   Allianz Global Investors U.S. LLC

..   AXA Equitable Funds Management Group, LLC

..   AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers(R)

..   BlackRock Investment Management, LLC

..   Capital Guardian Trust Company

..   Diamond Hill Capital Management, Inc.

..   DoubleLine Capital, LP

..   EARNEST Partners, LLC

..   Federated Global Investment Management Corp.

..   GAMCO Asset Management, Inc.

..   Loomis, Sayles & Company, L.P.

..   Massachusetts Financial Services Company d/b/a MFS Investment Management

..   Morgan Stanley Investment Management, Inc.

..   Oppenheimer Funds, Inc.

..   Pacific Investment Management Company LLC

..   SSgA Funds Management, Inc.

..   The Dreyfus Corporation

..   T. Rowe Price Associates, Inc.

..   The Vanguard Fixed Income Group

..   The Vanguard Equity Index Group

..   Wellington Management Company, LLP

..   Wells Capital Management, Inc.

BENEFIT PAYMENT OPTIONS:

..   Lump sum.

..   Installments on a time certain or dollar certain basis including automated minimum distributions if elected.

..   Fixed annuity benefit payout options as available under your employer's plan.

..   Variable annuity benefit payout options as available under your employer's plan (described in a separate prospectus for that option).

For more detailed information, we urge you to read the contents of this prospectus. This prospectus is not the group annuity contract. Please feel free to call us if you have any questions.

GUARANTEED OPTIONS:


The guaranteed options include the 5-year Guaranteed Rate Account, a Guaranteed Interest Option, and a Money Market Guarantee Account. The Money Market Guarantee Account and the 5-year Guaranteed Rate Account are closed to new or additional contributions, transfers and loan repayments. See "Money Market Guarantee Account is closed to new money" under "Investment Options" later in this prospectus.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days.

TAX ADVANTAGES:

..  ON EARNINGS
   No tax on investment earnings until withdrawn.

..  ON TRANSFERS
   No tax on internal transfers.

                   THE CONTRACT AT A GLANCE -- KEY FEATURES

TAX NOTE:

..   Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code (the "Code") you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the features, benefits and costs of the contract relative to other types of arrangements. (For more information, see "Tax information" later in the prospectus.)

                   THE CONTRACT AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

-----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE VALUE IN YOUR INVESTMENT OPTIONS AT
 THE END OF EACH MONTH EXPRESSED AS AN ANNUAL PERCENTAGE
-----------------------------------------------------------------------------------------------
Program expense charge/(1)/                  0.85% (Maximum)
-----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE END OF EACH
 CALENDAR QUARTER
-----------------------------------------------------------------------------------------------
Record maintenance and report fee            $3.75
-----------------------------------------------------------------------------------------------
 CHARGES WE MAY DEDUCT FROM YOUR ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
Enrollment fee/(2)/                          $25 per participant
-----------------------------------------------------------------------------------------------


A proportionate share of all fees and expenses paid by a Portfolio that corresponds to any investment fund of the Investment Trusts to which monies are allocated also applies. The table below shows the lowest and highest total operating expenses as of December 31, 2018 charged by any of the Portfolios that apply periodically during the time that you own the contract. These fees and expenses are reflected in the investment funds' net asset value each day. Therefore, they reduce the investment return of the fund and the related investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Trusts.



----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio
assets including management fees, 12b-1 fees, service fees, and/or other              Lowest Highest
expenses)/(/*/)/                                                                      0.13%  5.31%
----------------------------------------------------------------------------------------------------



(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Investment Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation        Lowest Highest
Arrangements/(/**/)/                                                                    0.13%  1.54%
------------------------------------------------------------------------------------------------------


(**)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

----------------------------------------------------------------------------------
 POOLED TRUST EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE
----------------------------------------------------------------------------------

                                                                             INVESTMENT
                                                                           MANAGEMENT AND    DIRECT OPERATING AND
                                                                         ACCOUNTING FEE/(3)/ OTHER EXPENSES/(4)/  TOTAL
                                                                         ------------------  -------------------- -----
AllianceBernstein Growth Equity                                          0.30%               0.09%                0.39%
AllianceBernstein Mid Cap Growth                                         0.65%               0.02%                0.67%
AllianceBernstein Balanced                                               0.50%               0.14%                0.64%

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE FUNDS EXPRESSED AS AN ANNUAL PERCENTAGE
----------------------------------------------------------------------------------
Other expenses/(4)(5)/                                                   0.01%
----------------------------------------------------------------------------------

(1)This is the maximum fee; the program expense charge you actually pay may be lower, as discussed later in this prospectus, under "Charges and expenses".

(2)This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.


(3)These fees will fluctuate from year to year and from fund to fund based on the assets in each fund. The percentage set forth in the table represents the highest fees incurred by a fund during the fiscal year ended
   December 31, 2018. These expenses may be higher or lower based on the expenses incurred by a fund during the fiscal year ended December 31, 2019. We receive a portion of this fee for accounting and administrative services.

(4)These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2018. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2019.

(5)Effective January 1, 2014, AXA Equitable voluntarily capped "Other Expenses" for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2020, at which time AXA Equitable will opt to continue or remove it. If the cap was not in effect, "Other Expenses" as of December 31, 2018 would have been 0.09%.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated and assume the maximum charges applicable under the contract, including the record maintenance and report fee and the enrollment fee. Since there are no surrender charges in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.


The charges used in the examples are the maximum expenses. The 5-year Guaranteed Rate Account, Guaranteed Interest Option, and the Money Market Guarantee Account are not covered by the fee table and examples. However, ongoing expenses do apply to the 5-year Guaranteed Rate Account, Guaranteed Interest Option, and the Money Market Guarantee Account. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


SEPARATE ACCOUNT NO. 66 EXAMPLES: These examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:


-------------------------------------------------------------------------------------------------------
                                 IF YOU SURRENDER OR DO NOT
                               SURRENDER YOUR CONTRACT AT THE END OF IF YOU ANNUITIZE AT THE END OF THE
                                 THE APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------------------------
                               1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------------------------------
INVESTMENT TRUSTS:
-------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                   $654    $1,885    $3,082    $5,926    $654     $1,885  $3,082   $5,926
-------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                   $141    $  384    $  644    $1,376    $141     $  384  $  644   $1,376
-------------------------------------------------------------------------------------------------------


POOLED SEPARATE ACCOUNT EXAMPLES: These examples assume that you invest $10,000 in the indicated options under the contract for the time periods indicated. All other information and assumptions stated above apply. Although your actual costs may be higher or lower based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER OR DO NOT
                                 SURRENDER YOUR CONTRACT AT THE END OF IF YOU ANNUITIZE AT THE END OF THE
                                   THE APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
AllianceBernsteinGrowth Equity    $181     $509     $  857    $1,827    $181      $509   $  857   $1,827
---------------------------------------------------------------------------------------------------------
AllianceBernsteinMid Cap Growth   $210     $595     $1,003    $2,130    $210      $595   $1,003   $2,130
---------------------------------------------------------------------------------------------------------
AllianceBernsteinBalanced         $207     $586     $  987    $2,098    $207      $586   $  987   $2,098
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for condensed financial information concerning the Funds available as of December 31, 2018.


FINANCIAL STATEMENTS OF INVESTMENT FUNDS

Each of the investment funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Pooled Separate Accounts, (AllianceBernstein Growth Equity (Separate Account No. 4), AllianceBernstein Mid Cap Growth (Separate Account No. 3) and AllianceBernstein Balanced (Separate Account No. 10)) and Separate Account No. 66 as well as the financial statements of AXA Equitable are included in the SAI. The financial statements for each Trust are in the SAI for that Trust.

                                   FEE TABLE

1. Investment options

--------------------------------------------------------------------------------


We offer VARIOUS INVESTMENT OPTIONS under the contract which include: investment funds that we call the "Funds", and the Guaranteed Interest Option. The 5-year Guaranteed Rate Account and the Money Market Guarantee Account are no longer being sold. See "Money Market Guarantee Account is closed to new money" under "Investment options" later in this prospectus for further information. We reserve the right to discontinue the offering of any Funds and the Guaranteed Rate Account at any time with notice to you. Not all Funds, the 5-year Guaranteed Rate Account and the Guaranteed Interest Option may be available with all Plans.


THE FUNDS

Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.

THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND

OBJECTIVE

The investment objective of the AllianceBernstein Growth Equity Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index ("Index"); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

INVESTMENT STRATEGIES

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor's opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds," later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND

OBJECTIVES

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer's first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is valued daily.

                              INVESTMENT OPTIONS

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

THE ALLIANCEBERNSTEIN BALANCED FUND

OBJECTIVES

The Balanced Account (the "Portfolio") seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Portfolio will include allocations to three sub-portfolios: Global Structured Equity, US Core Fixed Income and Cash.

INVESTMENT STRATEGIES

The Global Structured Equity sub-portfolio's objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity sub-portfolio invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser's global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor's investment criteria. The analysts conduct in-depth research on these companies to uncover the most attractive investment opportunities. The sub-portfolio is constructed to maximize exposure to stocks selected by the Advisor's analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio primarily invests its assets in countries included in the MSCI World Index, however the sub-portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor's currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of AXA Equitable.

The US Core Fixed Income's sub-portfolio seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to primarily add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor's independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor's most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations -- the output of the research review sessions -- into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income sub-portfolio may invest in a wide variety of publicly traded debt instruments. The sub-portfolio will only purchase US-dollar denominated securities. The sub-portfolio's non-money market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities-(such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, and up to 5% agency and non-agency collateralized mortgage obligations ("CMOs"), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio may purchase 144A securities. The

                              INVESTMENT OPTIONS
sub-portfolio may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P), Baa or higher by Moody's Investor Services, Inc. (Moody's), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with AXA Equitable guidelines.

Swap transactions are prohibited.

The overall sub-portfolio duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash sub-portfolio may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

ASSET ALLOCATION POLICIES

The Portfolio includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to AXA Equitable specifications, is summarized below. The Advisor will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by +/- 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Portfolio toward the targeted asset allocation, in line with AXA Equitable specifications. The Fund is valued daily.

------------------------------------------------------------------------------
ALLOCATION                                                    AXA EQUITABLE'S
PORTFOLIO TYPE                 SUB-PORTFOLIO PORTFOLIO        SPECIFIED TARGET
------------------------------------------------------------------------------
Global Equity                  Global Structured Equity             60%
------------------------------------------------------------------------------
Total fixed and money market                                        40%
instruments:
..   Fixed                      .   35%-US Core Fixed Income

..   Money market instruments   .   5%-Cash
------------------------------------------------------------------------------

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds", below, for information on the risks associated with an investment in the funds generally, and in the AllianceBernstein Balanced Fund specifically.

INVESTMENT ADVISER

The Board of Directors has delegated responsibility to a committee to authorize or approve investments in the AllianceBernstein Balanced, AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth funds (collectively, the "Funds"). That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third part investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. ("AllianceBernstein") to manage the Funds. Subject to that committee's broad supervisory authority, AllianceBernstein's investment officers and managers have complete discretion over the assets of the Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:


--------------------------------------------------------------------------------------------
                               PORTFOLIO                      BUSINESS EXPERIENCE FOR PAST
FUND                           MANAGER                        5 YEARS
--------------------------------------------------------------------------------------------
AllianceBernstein Growth       Judith A. De Vivo              Portfolio Manager at
Equity Fund                                                   AllianceBernstein since 1984
--------------------------------------------------------------------------------------------
AllianceBernstein Mid Cap      John H. Fogarty                Portfolio Manager at
Growth Fund                                                   AllianceBernstein since 1997
--------------------------------------------------------------------------------------------
AllianceBernstein Balanced     Greg Wilensky                  Portfolio Manager at
Fund                                                          AllianceBernstein since 1996
                               Joshua Lisser                  Portfolio Manager at
                                                              AllianceBernstein since 1992
                               Judith A. De Vivo              Portfolio Manager at
                                                              AllianceBernstein since 1984
                               Ben Sklar                      Portfolio Manager at
                                                              AllianceBernstein since 2009
                               Janaki Rao                     Portfolio Manager at
                                                              AllianceBernstein since 2013
--------------------------------------------------------------------------------------------


The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities in the fund.


As of December 31, 2018, AllianceBernstein had total assets under management of $516 million. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of the AllianceBernstein Balanced Fund, the AllianceBernstein Growth Equity Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 30 days after the month end free of charge by calling 1 (866) 642-3127.

                              INVESTMENT OPTIONS

THE INVESTMENT TRUSTS

The Investment Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Investment Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or ''loads'' for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Investment Trust serves for the benefit of each Investment Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Investment Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Investment Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

All funds other than the AllianceBernstein Growth Equity Fund, the AllianceBernstein Mid Cap Growth Fund and the AllianceBernstein Balanced Fund invest in corresponding portfolios of the Investment Trusts. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios.

                              INVESTMENT OPTIONS

PORTFOLIOS OF THE INVESTMENT TRUSTS

We offer both affiliated and unaffiliated Investment Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust, EQ Advisors Trust and 1290 Funds(R). For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out the investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Investment Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly may receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a participant, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer participants a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to participants and/or suggest that participants consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy"), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the EQ volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management". Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                              INVESTMENT OPTIONS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

SPECIAL NOTE ABOUT PORTFOLIO CLOSURES: In July 2018, the following Portfolios (the "Target Allocation Portfolios") were closed to contributions and loan repayments:


      .   Target 2015 Allocation Portfolio

      .   Target 2025 Allocation Portfolio

      .   Target 2035 Allocation Portfolio

      .   Target 2045 Allocation Portfolio

      .   Target 2055 Allocation Portfolio


Any amounts you have in a Target Allocation Portfolio can remain in that Portfolio, but you cannot transfer or contribute any additional amounts to that Portfolio. You can always transfer amounts out of a Target Allocation Portfolio to another investment option, or take distributions, subject to plan provisions from a Target Allocation Portfolio, but you cannot transfer any such amounts back into that Portfolio.


INSURANCE COMPANY DEDICATED PORTFOLIOS

These Portfolios are exclusively for purchase by insurance company separate accounts on behalf of contract holders. These Portfolios are not available directly to the general public.


--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                INVESTMENT ADVISER (AND SUB-
 TRUST                                                                          ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)               MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE              B        Seeks to achieve long-term capital          .   AXA Equitable            (check mark)
  ALLOCATION/**+(1)/                appreciation.                                   Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE            B        Seeks to achieve a high level of current    .   AXA Equitable            (check mark)
  ALLOCATION/**+(2)                 income.                                         Funds Management
  /                                                                                 Group, LLC
--------------------------------------------------------------------------------------------------------------------------
                           B        Seeks to achieve current income and         .   AXA Equitable            (check mark)
  EQ/CONSERVATIVE-PLUS              growth of capital, with a greater emphasis      Funds Management
  ALLOCATION/**+(3)/                on current income.                              Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE                B        Seeks to achieve long-term capital          .   AXA Equitable            (check mark)
  ALLOCATION/**+(4)                 appreciation and current income.                Funds Management
  /                                                                                 Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS           B        Seeks to achieve long-term capital          .   AXA Equitable            (check mark)
  ALLOCATION/**+(5)                 appreciation and current income, with a         Funds Management
  /                                 greater emphasis on capital appreciation.       Group, LLC
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/                B        Seeks to achieve high total return through  .   AXA Equitable
  MULTI-SECTOR BOND                 a combination of current income and             Funds Management
                                    capital appreciation.                           Group, LLC
--------------------------------------------------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT ADVISER (AND SUB-
 TRUST                                                                         ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)               MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
TARGET 2015              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION/*/                   consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION/*/                   consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION/*/                   consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION/*/                   consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION/*/                   consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER (AND SUB-
 EQ ADVISORS TRUST                                                             ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)               MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to achieve total return from           .   AXA Equitable
  DYNAMIC ALLOCATION              long-term capital appreciation and income.       Funds Management
                                                                                   Group, LLC
                                                                               .   DoubleLine
                                                                                   Capital LP
-----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY           IB       Seeks a combination of growth and            .   AXA Equitable
  INCOME                          income to achieve an above-average and           Funds Management
                                  consistent total return.                         Group, LLC
                                                                               .   Barrow, Hanley,
                                                                                   Mewhinney &
                                                                                   Strauss LLC
-----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO            IB       Seeks to achieve capital appreciation.       .   AXA Equitable
  MERGERS &                                                                        Funds Management
  ACQUISITIONS                                                                     Group, LLC
                                                                               .   GAMCO Asset
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL      IB       Seeks to maximize capital appreciation.      .   AXA Equitable
  COMPANY VALUE                                                                    Funds Management
                                                                                   Group, LLC
                                                                               .   GAMCO Asset
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY         IB       Seeks to achieve long-term capital           .   AXA Equitable
  RESPONSIBLE                     appreciation.                                    Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and     .   AXA Equitable
  ALT 20++                        current income.                                  Funds Management
                                                                                   Group, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP          IB       Seeks to achieve long-term growth of         .   AllianceBernstein
  GROWTH/**(6)/                   capital.                                         L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of         .   AXA Equitable
  RESEARCH                        capital.                                         Funds Management
                                                                                   Group, LLC
                                                                               .   Capital Guardian
                                                                                   Trust Company
-----------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE           IB       Seeks to achieve long-term capital growth.   .   AXA Equitable
  LARGE CAP                                                                        Funds Management
  GROWTH/**(7)/                                                                    Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IB       Seeks to achieve a total return before       .   AllianceBernstein
                                  expenses that approximates the total return      L.P.
                                  performance of the Standard & Poor's 500     .   AXA Equitable
                                  Composite Stock Index, including                 Funds Management
                                  reinvestment of dividends, at a risk level       Group, LLC
                                  consistent with that of the Standard &
                                  Poor's 500 Composite Stock Index.
-----------------------------------------------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

----------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER (AND SUB-
 EQ ADVISORS TRUST                                                                ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                       AS APPLICABLE)               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY         IB       Seeks to achieve long-term capital              .   AXA Equitable            (check mark)
  MANAGED                         appreciation with an emphasis on risk-              Funds Management
  VOLATILITY/**(9)/               adjusted returns and managing volatility in         Group, LLC
                                  the Portfolio.                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Morgan Stanley
                                                                                      Investment
                                                                                      Management Inc.
                                                                                  .   OppenheimerFunds,
                                                                                      Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IB       Seeks to achieve a total return before          .   AXA Equitable
  GOVERNMENT BOND                 expenses that approximates the total return         Funds Management
                                  performance of the Bloomberg Barclays U.S.          Group, LLC
                                  Intermediate Government Bond Index,             .   SSgA Funds
                                  including reinvestment of dividends, at a risk      Management, Inc.
                                  level consistent with that of the Bloomberg
                                  Barclays U.S. Intermediate Government
                                  Bond Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to achieve long-term growth of            .   AXA Equitable            (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted           Funds Management
  VOLATILITY/**(10)/              returns and managing volatility in the              Group, LLC
                                  Portfolio.                                      .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   EARNEST Partners,
                                                                                      LLC
                                                                                  .   Federated Global
                                                                                      Investment
                                                                                      Management Corp.
                                                                                  .   Massachusetts
                                                                                      Financial
                                                                                      Services Company
                                                                                      d/b/a MFS
                                                                                      Investment
                                                                                      Management
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before         .   AllianceBernstein
  EQUITY INDEX                    expenses) that approximates the total return        L.P.
                                  performance of a composite index                .   AXA Equitable
                                  comprised of 40% DJ Euro STOXX 50 Index,            Funds Management
                                  25% FTSE 100 Index, 25% TOPIX Index,                Group, LLC
                                  and 10% S&P/ASX 200 Index, including
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the composite index.
----------------------------------------------------------------------------------------------------------------------------
EQ/JANUS                 IB       Seeks to achieve capital growth.                .   AXA Equitable
  ENTERPRISE/**(8)/                                                                   Funds Management
                                                                                      Group, LLC
                                                                                  .   Janus Capital
                                                                                      Management LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before          .   AllianceBernstein
  INDEX                           expenses that approximates the total                L.P.
                                  return performance of the Russell 1000(R)       .   AXA Equitable
                                  Growth Index, including reinvestment of             Funds Management
                                  dividends at a risk level consistent with the       Group, LLC
                                  Russell 1000(R) Growth Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to provide long-term capital growth       .   AXA Equitable            (check mark)
  MANAGED                         with an emphasis on risk-adjusted returns           Funds Management
  VOLATILITY/**(11)/              and managing volatility in the Portfolio.           Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   HS Management
                                                                                      Partners, LLC
                                                                                  .   Loomis, Sayles &
                                                                                      Company, L.P.
                                                                                  .   Polen Capital
                                                                                      Management, LLC
                                                                                  .   T. Rowe Price
                                                                                      Associates, Inc.
----------------------------------------------------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER (AND SUB-
 EQ ADVISORS TRUST                                                                 ADVISER(S),                  VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                        AS APPLICABLE)               MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IB       Seeks to achieve long-term growth of             .   AllianceBernstein        (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted            L.P.
  VOLATILITY/**(12)/              returns and managing volatility in the           .   AXA Equitable
                                  Portfolio.                                           Funds Management
                                                                                       Group, LLC
                                                                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Massachusetts
                                                                                       Financial
                                                                                       Services Company
                                                                                       d/b/a MFS
                                                                                       Investment
                                                                                       Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.           .   AXA Equitable
  INTERNATIONAL                                                                        Funds Management
  GROWTH                                                                               Group, LLC
                                                                                   .   Massachusetts
                                                                                       Financial
                                                                                       Services Company
                                                                                       d/b/a MFS
                                                                                       Investment
                                                                                       Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before           .   AXA Equitable
                                  expenses that approximates the total return          Funds Management
                                  performance of the Standard & Poor's                 Group, LLC
                                  MidCap 400(R) Index, including reinvestment of   .   AllianceBernstein
                                  dividends, at a risk level consistent with that      L.P.
                                  of the Standard & Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE         IB       Seeks to achieve long-term capital               .   AXA Equitable            (check mark)
  MANAGED                         appreciation with an emphasis on risk-               Funds Management
  VOLATILITY/**(13)/              adjusted returns and managing volatility in          Group, LLC
                                  the Portfolio.                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Diamond Hill
                                                                                       Capital
                                                                                       Management, Inc.
                                                                                   .   Wellington
                                                                                       Management
                                                                                       Company, LLP
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+++       IA       Seeks to obtain a high level of current          .   AXA Equitable
                                  income, preserve its assets and maintain             Funds Management
                                  liquidity.                                           Group, LLC
                                                                                   .   The Dreyfus
                                                                                       Corporation
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL                   Seeks to achieve maximum real return,            .   AXA Equitable
  REAL RETURN                     consistent with preservation of capital and          Funds Management
                                  prudent investment management.                       Group, LLC
                                                                                   .   Pacific
                                                                                       Investment
                                                                                       Management
                                                                                       Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IB       Seeks to generate a return in excess of          .   AXA Equitable
  SHORT BOND                      traditional money market products while              Funds Management
                                  maintaining an emphasis on preservation              Group, LLC
                                  of capital and liquidity.                        .   Pacific
                                                                                       Investment
                                                                                       Management
                                                                                       Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IB       Seeks to replicate as closely as possible        .   AllianceBernstein
  INDEX                           (before expenses) the total return of the            L.P.
                                  Russell 2000(R) Index.                           .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital               .   AXA Equitable
  GROWTH STOCK                    appreciation and secondarily, income.                Funds Management
                                                                                       Group, LLC
                                                                                   .   T. Rowe Price
                                                                                       Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IB       Seeks to achieve a balance of high current       .   AXA Equitable
  BOND                            income and capital appreciation, consistent          Funds Management
                                  with a prudent level of risk.                        Group, LLC
                                                                                   .   BlackRock
                                                                                       Financial
                                                                                       Management, Inc.
                                                                                   .   DoubleLine
                                                                                       Capital LP
                                                                                   .   Pacific
                                                                                       Investment
                                                                                       Management
                                                                                       Company LLC
                                                                                   .   SSgA Funds
                                                                                       Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of             .   AllianceBernstein
  TECHNOLOGY                      capital.                                             L.P.
                                                                                   .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   Allianz Global
                                                                                       Investors U.S. LLC
                                                                                   .   Wellington
                                                                                       Management
                                                                                       Company, LLP
-----------------------------------------------------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

---------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT
 VANGUARD VARIABLE                                                     ADVISER (AND
 INSURANCE FUND                                                        SUB-ADVISER(S), AS     VOLATILITY
 PORTFOLIO NAME        OBJECTIVE                                       APPLICABLE)            MANAGEMENT
---------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF        Seeks to track the performance of a broad,      .   Vanguard Fixed
  TOTAL BOND MARKET    market-weighted bond index.                         Income Group
  INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF        Seeks to track the performance of a             .   Vanguard Equity
  TOTAL STOCK          benchmark index that measures the                   Index Group
  MARKET INDEX         investment return of the overall stock market.
  PORTFOLIO
---------------------------------------------------------------------------------------------------------


+  The "EQ/Allocation" Portfolios.
++ The "All Asset" Portfolios.
+++The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

* This Portfolio will be closed to contributions on or about July 12, 2018. For more information, please see "Special note about Portfolio closures" earlier in this section.

** This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
------------------------------------------------
(1)   AXA Aggressive Allocation
------------------------------------------------
(2)   AXA Conservative Allocation
------------------------------------------------
(3)   AXA Conservative - Plus Allocation
------------------------------------------------
(4)   AXA Moderate Allocation
------------------------------------------------
(5)   AXA Moderate - Plus Allocation
------------------------------------------------
(6)   AXA/AB Small Cap Growth
------------------------------------------------
(7)   AXA/ClearBridge Large Cap Growth
------------------------------------------------
(8)   AXA/Janus Enterprise
------------------------------------------------
(9)   AXA Global Equity Managed Volatility
------------------------------------------------
(10)  AXA International Core Managed Volatility
------------------------------------------------
(11)  AXA Large Cap Growth Managed Volatility
------------------------------------------------
(12)  AXA Large Cap Value Managed Volatility
------------------------------------------------
(13)  AXA Mid Cap Value Managed Volatility
------------------------------------------------


RETAIL PORTFOLIOS

These Portfolios are retail mutual funds that are also directly available to the general public and do not require investing through a Separate Account. If you were to purchase these Portfolios directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.


-----------------------------------------------------------------------------------------------------------------------------
 1290 FUNDS(R) --
 CLASS I SHARES                                                                    INVESTMENT ADVISER (AND        VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2020 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC d/
                     includes capital growth and income.                               b/a 1290 Asset Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2025 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC d/
                     includes capital growth and income.                               b/a 1290 Asset Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2030 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC d/
                     includes capital growth and income.                               b/a 1290 Asset Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2035 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2040 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------

                              INVESTMENT OPTIONS

-----------------------------------------------------------------------------------------------------------------------------
 1290 FUNDS(R) --
 CLASS I SHARES                                                                    INVESTMENT ADVISER (AND        VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2045 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2050 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2055 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2060 Seeks the highest total return over time consistent with its  .   AXA Equitable Funds        (delta)
                     asset mix while managing portfolio volatility. Total return       Management Group, LLC
                     includes capital growth and income.                               d/b/a 1290 Asset
                                                                                       Managers(R)
-----------------------------------------------------------------------------------------------------------------------------




YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF INVESTMENT TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-526-2701.

                              INVESTMENT OPTIONS

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the applicable Trust prospectus for risks and factors and investment techniques associated with an investment in all funds other than the AllianceBernstein Growth Equity Fund, the AllianceBernstein Mid Cap Growth Fund and the AllianceBernstein Balanced Fund.

Important factors associated with an investment in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are discussed below.

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller sized companies. The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have a lower degree of liquidity in the markets for their stocks.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund -- and, therefore, the value of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the AllianceBernstein Mid Cap Growth, and AllianceBernstein Balanced Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the U.S. involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Funds' foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

INVESTMENT POLICIES. Due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage-related securities and certain collateralized mortgage obligations, asset- backed securities and other debt instruments in which the AllianceBernstein Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

                              INVESTMENT OPTIONS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

HEDGING TRANSACTIONS. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN BALANCED FUND.

Bonds rated below A by S&P, Moody's or Fitch are more susceptible to adverse conditions or changing circumstances than those rated A or higher; but we regard these lower rated bonds as having adequate capacity to pay principal and interest.

RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the account may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error". The account attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

ADDITIONAL INFORMATION ABOUT THE FUNDS

CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York Department of Financial Services approves the change.

The investment objectives of the Portfolios of the Investment Trusts may be changed by the Board of Trustees of the applicable Investment Trust without the approval of shareholders. (See "Voting rights" below.)

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the Guaranteed Options.

However, as the owner of shares of the Investment Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees;

..   the formal approval of independent public accounting firms selected for each Investment Trust; or

..   any other matters described in each prospectus for the Investment Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners/participants the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners/participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners/participants vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Investment Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust, Vanguard Variable Insurance Fund and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. 1290 Funds(R) also sells its shares directly to the public. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Investment Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

THE GUARANTEED OPTIONS

We offer one guaranteed option:

..   the Guaranteed Interest Option ("GIO");


We also have other guaranteed options for existing contract owners who have allocated values to them:

..   5-year Guaranteed Rate Account ("GRA"); and


..   our Money Market Guarantee Account.


The GRA and the Money Market Guarantee Account are no longer being sold.


We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the New York Department of Financial Services and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.

                              INVESTMENT OPTIONS

GUARANTEED RATE ACCOUNT

On July 10, 2015, the 5-year GRA was closed to contributions, transfers and loan repayments. You can maintain any amounts you had invested in the Guaranteed Rate Account, as of that date. Any amounts that remain in the Guaranteed Rate Account will continue to earn interest at the quoted interest rate until maturity or withdrawn. At maturity, amounts in the Guaranteed Rate Account will be invested as per your GRA maturity allocation election on file.


RESTRICTIONS ON WITHDRAWALS AND TRANSFERS


..   You may not transfer from the GRA to another investment option except at maturity.

..   Withdrawals may be made from the GRA before maturity if: you are disabled;
    you attain age 70 1/2; you die; or your employment is terminated.


..   You may not remove GRA funds to take a loan.

..   Certain other withdrawals prior to maturity are permitted. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.

GUARANTEED INTEREST OPTION

The Guaranteed Interest Option ("GIO") is part of our general account, pays interest at guaranteed rates, and provides an investment option in which the value of the principal will not fluctuate. We discuss our general account under "More information" later in this Prospectus.

We credit interest daily to amounts in the GIO. We set interest rates monthly. All interest rates are effective annual rates net of program expense and other expenses. Your lifetime minimum rate is 1.00%. The current interest rate will never be less than the lifetime minimum rate.

Transfers from the GIO to other investment options are permitted. Withdrawals are permitted from the GIO, subject to a market value adjustment if plan-initiated.

MONEY MARKET GUARANTEE ACCOUNT IS CLOSED TO NEW MONEY

On January 1, 2009, the Money Market Guarantee Account was closed to new contributions and loan repayments. Any amounts you have in the Money Market Guarantee Account can remain in your account, but you can no longer transfer or contribute any additional amounts to your account. Any amounts that remained in your Money Market Guarantee Account will continue to accrue interest as described below.

You can always transfer amounts out of the Money Market Guarantee Account to another investment option, or take distributions from the Money Market Guarantee Account, but you can no longer transfer any such amounts back into the Money Market Guarantee Account.

MONEY MARKET GUARANTEE ACCOUNT


All contributions you made prior to January 1, 2009 to the Money Market Guarantee Account will continue to earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. While the rate changes monthly, it will never be less than 1%. The rate will approximate current market rates for money market mutual funds minus applicable fees and charges. You may call our Automated Voice Response System or access our website to obtain the current monthly rate.


Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS. You may effect distributions, withdrawals and transfers out of your Money Market Guarantee Account, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers out of your Money Market Guarantee Account only.

                              INVESTMENT OPTIONS

2. How we value your account balance in the Funds

--------------------------------------------------------------------------------

FOR AMOUNTS IN THE FUNDS

When you invest in a Fund, your contribution or transfer is used to purchase "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer request. A contribution or a transfer request will be effective on the business day we receive the contribution or the transfer request. Contributions and transfer requests received after the end of a business day will be credited the next business day. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.

HOW WE DETERMINE THE UNIT VALUE

We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Fund expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:

..   First, we take the value of the Fund's assets at the close of business on the preceding business day.

..   Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

..   Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

..   Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a)is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b)is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.


The value of the investments that Separate Account No. 66 has in the 1290 VT DoubleLine Dynamic Allocation, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT Socially Responsible, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/ClearBridge Large Cap Growth, EQ/Janus Enterprise, EQ/Mid Cap Value Managed Volatility, All Asset Growth-Alt 20, EQ/Aggressive Allocation, EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, Multimanager Technology, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation, Target 2055 Allocation, EQ/AB Small Cap Growth, EQ/Capital Guardian Research, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Intermediate Government Bond, EQ/Large Cap Growth Index, EQ/Mid Cap Index, EQ/MFS International Growth, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Ultra Short Bond, EQ/Small Company Index, Vanguard(R) VIF Total Bond Market Index, Vanguard(R) VIF Total Stock Market Index and EQ/T. Rowe Price Growth Stock portfolios is calculated by multiplying the number of shares held by Separate Account No. 66 in each portfolio by the net asset value per share of that portfolio determined as of the close of business on the same day as the respective Unit Values of each of the foregoing Funds are determined.


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are valued as follows:

..   Common stocks listed on national securities exchanges are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ Stock Exchange are valued at inside (highest) quoted bid prices.

..   Foreign securities not traded directly, or in ADR form, in the United
    States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

..   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

                HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS

..   Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

..   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

..   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

..   Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

..   Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of AXA Premier VIP Trust, EQ Advisors Trust, Vanguard Variable Insurance Fund and 1290 Funds(R) (the "Investment Trusts"), the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Investment Trust for information on valuation methodology used by the corresponding portfolios.

                HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS

3. Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer some or all of your amounts among the investment options if you participate in the IRS Pre-Approved Plan. Participants in other plans may make transfers as allowed by the plan.


No transfers from the GRA to other investment options are permitted prior to maturity. Transfers to the GRA are no longer permitted as of July 10, 2015. Transfers to or from the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds, are permitted at any time. Transfers from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts.


No transfers to the Money Market Guarantee Account are permitted. See "Money Market Guarantee Account is closed to new money" under "Investment options" earlier in this prospectus for more information.

Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing"organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios in which the Funds invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the variable investment options for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust, EQ Advisors Trust and 1290 Funds(R) (together, the "affiliated Investment Trusts") as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated Investment Trusts". The affiliated Investment Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated Investment Trust obtains from us owner trading activity. The affiliated Investment Trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity.

When a contract owner/participant is identified as having engaged in a potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

Each unaffiliated Investment Trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners/participants, we will work with the unaffiliated trust to review contract owner/participant trading activity. Each Investment Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Investment Trusts for more information.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner/participant trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph.

We may change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners/participants may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

OUR AUTOMATED VOICE RESPONSE SYSTEM AND OUR INTERNET WEBSITE

Participants may use our Automated Voice Response System, or our internet website to transfer between investment options, obtain account information, change the allocation of future contributions and hear investment performance information. To use our Automated Voice Response System, you must have a touch-tone telephone. Our internet website can be accessed at www.axa.com/mrp.

Employers may also access our Plan Services website to have plan level access to transaction activity, reports, census features, make online contributions and prepare and file annual 5500 reports. The Plan Services website can be accessed at www.axa.com/mrp.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using the Automated Voice Response System and by the Program website. The procedures require personal identification information, including entering credentials, prior to acting on telephone instructions or accessing information on the internet website, and providing written confirmation of the transfers. We assign credentials to you after we receive your completed enrollment form. Thus, we will not be liable for following telephone instructions, or internet instructions, we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

A transfer request will be effective on the business day we receive the request. We will confirm all transfers in writing.

PARTICIPANT LOANS

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. The number of plan loans outstanding are subject to the terms of the employer's plan.


Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. A loan may not be taken from the Guaranteed Rate Account. If a participant is married, written spousal consent may be required for a loan.


Generally, the loan amount will be transferred from the investment options into a loan account. The participant must repay the amount borrowed with interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

CHOOSING BENEFIT PAYMENT OPTIONS

Benefit payments are subject to plan provisions.

The Program offers a variety of benefit payment options. If you are a participant in an individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you a choice of one or more of the following forms of distribution:

..   Periodic installments

..   Qualified Joint and Survivor Annuity

..   Joint and Survivor Annuity Options, some with optional Period Certain

..   Life Annuity

..   Life Annuity -- Period Certain

..   Cash Refund Annuity

..   Lump Sum Payment

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

TYPES OF BENEFITS

Under the IRS Pre-Approved Plan, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan. The distribution will be in the form of a life annuity or another form that you choose and is offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. IN SOME PLANS, THE LAW REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $5,000, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see "Spousal consent requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If you terminated employment and your vested account balance is less than $1,000, you will receive a lump sum payment of the entire vested amount unless alternate instructions are provided in a reasonable period after receiving your Election of Benefits Package.

PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining account balance will be invested in whatever investment options you designate; each payment will be drawn pro-rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election. We do not offer installments for benefits under individually designed plans.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY -- PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY -- PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.

FIXED AND VARIABLE ANNUITY CHOICES

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.

The minimum amount that can be used to purchase any type of annuity is $5,000. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants.

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity -- Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity -- Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Retirement Plan Account Managers for our variable annuity prospectus supplement.

SPOUSAL CONSENT REQUIREMENTS

Under the IRS Pre-Approved Plan, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or (2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to you reaching age 35, your spouse must consent to the designation and, upon you reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT
of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent.

All of these annuity options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

--------------------------------------------------------------------------------
THE AMOUNT OF EACH PAYMENT IN A FIXED OPTION REMAINS THE SAME. VARIABLE OPTION PAYMENTS CHANGE TO REFLECT THE INVESTMENT PERFORMANCE OF THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND.
--------------------------------------------------------------------------------

See "Procedures for withdrawals, distributions and transfers" in the SAI.

We provide the fixed and variable annuity options. Payments under variable annuity options reflect investment performance of the AllianceBernstein Growth Equity Fund.

The minimum amount that can be used to purchase any type of annuity is $5,000. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants.

SPOUSAL CONSENT

If a participant is married and has an account balance greater than $5,000, (except for amounts contributed to the Rollover Account) federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" above. Certain individually designed Plans are not subject to these requirements.

PROOF OF CORRECT INFORMATION

If any information on which an annuity benefit payable under the contract was based has been misstated, the benefit will not be invalidated, but based on the correct information. AXA Equitable will adjust the amount of the annuity payments with respect to a fixed annuity benefit, the number of variable annuity units with respect to a variable annuity benefit and the amount used to provide the annuity benefit. Overpayments will be charged against any annuity payments and underpayments will be added to any annuity payments made under the annuity benefit after this adjustment. AXA Equitable will provide you with a written explanation, based solely on the information in its possession, of the reason for the adjustment. AXA Equitable's liability to you is limited to the amount of annuity benefit that can be provided on the basis of correct information with the actual amount available under the contract.

BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.


If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she is required to begin receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions: (1) a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following the year of death, (2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have attained age 70 1/2 or, if later, December 31 of the year after the participant's death, or
(3) the spouse or the beneficiary who is not the participant's spouse may be able to roll over all or part of the death benefit to an individual retirement arrangement, or, for a spouse only, a tax-qualified plan, a plan under
Section 403(b) of the Code or a governmental employer plan under Section 457 of the Code. If, at death, a participant was already receiving benefits, the beneficiary must continue to receive benefits, subject to the federal income tax minimum distribution rules. To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Spousal consent requirements" above.

Under the IRS Pre-Approved Plan, on the day we receive proof of death, we automatically transfer the participant's account balance in the Equity Funds to the investment option designated in the contract unless the beneficiary gives us other written instructions. The balance in the Guaranteed Rate Account will remain in the Guaranteed Rate Account and the balance in the Guaranteed Interest Option, will remain in the Guaranteed Interest Option.


A non-spousal beneficiary may be able to directly roll over a death benefit into a new individual retirement arrangement dedicated to making post-death payments.

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

4. The Program

--------------------------------------------------------------------------------


This section explains the Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds and the GRA operate within the Program. The Program itself is not registered under the Securities Act of 1933.

The Members Retirement Program consists of either a defined contribution IRS Pre-Approved Plan and Separate Trust ("IRS Pre-Approved Plan and Trust") that is sponsored by AXA Equitable or, for Employers who prefer to use their own individually-designed or an IRS Pre-Approved defined contribution Plan document, in conjunction with the Plan's Trust, or the Pooled Trust. The Program offers, according to the terms of either the IRS Pre-Approved Plan and Trust or Pooled Trust, a group variable annuity Contract as a funding vehicle for employers who sponsor qualified retirement Plans. The Program is sponsored by AXA-Equitable, and the Trustee under the Separate Trust is Reliance Trust Company. The Program has 3,474 participants and $233 million in assets at December 31, 2018.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us -- INFORMATION ON JOINING THE PROGRAM" earlier in the prospectus.

SUMMARY OF PLAN CHOICES

You have a choice of two retirement plan arrangements under the Program. You can:

..   Choose the IRS PRE-APPROVED PLAN -- which automatically gives you a full range of services from AXA Equitable. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the IRS Pre-Approved Plan, employers adopt our Master Trust and your only investment choices are from the Investment Options.

   -----------------------------------------------------------------------------
   THE MEMBERS RETIREMENT PLAN IS A DEFINED CONTRIBUTION MASTER PLAN THAT CAN
   BE ADOPTED AS A PROFIT SHARING PLAN (INCLUDING OPTIONAL 401(K), SIMPLE
   401(K) AND SAFE HARBOR 401(K) FEATURES), A DEFINED CONTRIBUTION PENSION
   PLAN, OR BOTH. A ROTH 401(K) OPTION IS AVAILABLE FOR ALL 401(K) PLAN TYPES.
   -----------------------------------------------------------------------------

..   Maintain our POOLED TRUST FOR INDIVIDUALLY DESIGNED PLANS -- and use our
    Pooled Trust for investment options in the Program in addition to your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets in the Pooled Trust.

   -----------------------------------------------------------------------------
   THE POOLED TRUST IS AN INVESTMENT VEHICLE USED WITH INDIVIDUALLY DESIGNED QUALIFIED RETIREMENT PLANS. IT CAN BE USED FOR BOTH DEFINED CONTRIBUTION AND DEFINED BENEFIT PLANS. WE PROVIDE RECORDKEEPING SERVICES FOR PLAN ASSETS
   HELD IN THE POOLED TRUST.
   -----------------------------------------------------------------------------

Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.

GETTING STARTED

If you choose the IRS Pre-Approved Plan, you as the employer or trustee must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your responsibilities as employer" in the SAI.

HOW TO MAKE PROGRAM CONTRIBUTIONS

Contributions can be made using the online contribution feature at www.axa.com/mrp by clicking Employer Log-In or by mail to the Association Members Retirement Program, PO Box 13678, Newark, NJ 07188-3678. If using the online contribution feature employers will need their User ID and Password. If the contribution is remitted by mail it must be in the form of a check drawn on a bank in the U.S., clearing through the Federal Reserve System, in U.S. dollars, and made payable to AXA Equitable. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a contribution if it is received in an unacceptable form. All contributions sent in by mail must be accompanied by a form acceptable to AXA which designates the amount to be allocated to each participant by contribution type. The Statement of Additional Information provides additional details on how to make contributions to the Program.

Contributions are normally credited on the business day that we receive them, provided the Contribution Remittance form is properly completed and matches the check/contribution amount. Contributions are only accepted from the employer for properly enrolled participants. Employees may not send contributions directly to the Program. There is no minimum amount which must be contributed for investment if you adopt either Plan or if you have your own individually designed plan that uses the Pooled Trust.

ALLOCATING PROGRAM CONTRIBUTIONS

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Retirement Plan Account Manager is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

                                  THE PROGRAM

Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.


THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 PROVIDES RELIEF TO A PLAN FIDUCIARY OF A QUALIFIED PLAN WITH PARTICIPANT DIRECTED ACCOUNTS, IF THE FIDUCIARY ALLOCATES TO A QUALIFIED DEFAULT INVESTMENT ALTERNATIVE (QDIA) CONTRIBUTIONS WHICH THE PARTICIPANT HAS FAILED TO DIRECT TO AN INVESTMENT OPTION UNDER THE PLAN AFTER NOTICE BY THE PLAN. THE QDIA UNDER THE MRP IS THE EQ/MODERATE ALLOCATION PORTFOLIO UNLESS THE PLAN'S FIDUCIARY HAS CHOSEN AN ALTERNATE QDIA. IF YOU HAVE NOT SELECTED AN INVESTMENT OPTION(S) UNDER THE MRP TO ALLOCATE YOUR CONTRIBUTIONS, THE PLAN FIDUCIARY WILL ALLOCATE YOUR CONTRIBUTIONS TO THE PLAN'S QDIA, AFTER THE FIDUCIARY HAS GIVEN YOU NOTICE IN ACCORDANCE WITH THE REGULATIONS. AFTER FUNDS HAVE BEEN ALLOCATED TO THE PLAN'S QDIA, YOU MAY REALLOCATE THOSE FUNDS TO ANY OTHER INVESTMENT OPTION UNDER THE MRP.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Plans, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.

DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to federal income tax, and penalty taxes. See "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT

These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Money Market Guarantee Account and the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts, as applicable.


AMOUNTS IN THE GUARANTEED RATE ACCOUNT AND GUARANTEED INTEREST OPTION

Withdrawals generally may not be taken from the GRA. See "Guaranteed Rate Account" earlier in this prospectus. Withdrawals and transfers from the GIO, to other investment options are permitted, subject to certain conditions. See "Guaranteed Interest Option" earlier in this Prospectus.


Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

IF YOUR PLAN IS AN EMPLOYER OR TRUSTEE-DIRECTED PLAN, YOU AS THE EMPLOYER ARE RESPONSIBLE FOR ENSURING THAT THERE IS SUFFICIENT CASH AVAILABLE TO PAY BENEFITS.

RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and in the SAI. You should discuss your options with a qualified financial advisor. Our Retirement Plan Account Managers also can be of assistance.

In general, under the Plans, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Benefit payment options" under "Transfers and access to your money" earlier in this prospectus and "Tax information" later in this prospectus for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age 70 1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70 1/2 or retirement from the employer sponsoring the plan.

Distributions must be made according to the terms of the plan and rules in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. These provisions could apply to participants who satisfy required minimum distributions through annual withdrawals instead of receiving annuity payments. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Members Retirement Program contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase or contribute to this annuity contract.

..   A participant may withdraw all or part of his/her account balance under either Plan attributable to post-tax employee

                                  THE PROGRAM
   contributions at any time, provided that he/she withdraw at least $300 at a time (or, if less, his/her entire post-tax account balance).

..   If a participant is married, his/her spouse must generally consent in writing before he/she can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59 1/2.

..   Employees may generally not receive a distribution prior to severance from employment.

..   Hardship withdrawals before age 59 1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that participants ask their employer what types of withdrawals are available under their plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.


Generally participants may not make withdrawals from the Guaranteed Rate Account prior to maturity. See "Guaranteed Rate Account" earlier in this prospectus.

                                  THE PROGRAM

5. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under the Program:

(1)Charges imposed on amounts invested in the Plan Trust -- these apply to all amounts invested in the Plan Trust (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2)Plan and transaction charges -- these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the Guaranteed Options.



We make no deduction from your contributions or withdrawals for sales expenses.

PROGRAM EXPENSE CHARGE
(BASED ON AMOUNTS INVESTED IN THE PROGRAM)

We assess the Program expense charge on the last day of each month or upon the withdrawal of all assets under your plan. The maximum Program expense charge is 0.85% per year, assessed as a monthly charge. The Program expense charge you actually pay may be lower, as illustrated by the chart below. The purpose of this charge is to cover the expenses that we incur in connection with the Program.

-------------------------------------------------------------------------------
                                            AVERAGE ACCOUNT VALUE
                               ------------------------------------------------
                                      $75,000 OR LESS         MORE THAN $75,000
-------------------------------------------------------------------------------
TOTAL PLAN ASSETS                       SCHEDULE A               SCHEDULE B
-------------------------------------------------------------------------------
First $250,000                             0.85%                    0.85%
Next $250,000                              0.65%                    0.55%
Over $500,000                              0.50%                    0.40%
-------------------------------------------------------------------------------

We determine the Program expense charge for your plan on the last day of each month, based on two factors: (1) the Average account value of the accounts in your plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by your plan, on that date. We assess the Program expense charge on all assets in your plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value.

Each participant in a plan has an account value, which is the total value of that participant's investment in the Members Retirement Program. The Average account value in a plan is the average of the account values of all of the participants in the plan, who have an account value greater than zero. If the Average account value under the Plan is $75,000 or less, then the Program expense charge will be determined using Schedule A on the chart above. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be determined using Schedule B on the chart above.

Total plan assets are all of the assets invested in the Members Retirement Program under a plan. The first $250,000 in assets under the plan is subject to a Program expense charge of 0.85% per year. If the Total plan assets exceed $250,000, any amounts greater than that will be subject to a lower charge. The next $250,000 (up to Total plan assets of $500,000) will be subject to a Program expense charge of either 0.65% or 0.55%, under Schedule A or Schedule B, respectively. Any assets in the plan in excess of $500,000 will be subject to a Program expense charge of either 0.50% or 0.40%, under Schedule A or Schedule B, respectively. The sum of the amounts calculated under this formula equals the total Program expense charge for the plan. The percentage of Total plan assets that this sum represents is the annual Program expense charge that each participant in the plan pays on his or her account value.


We will deduct the Program expense charge from your account value, except for amounts held in the 5-year Guaranteed Rate Account, on a pro-rata basis, as of the last business day of each month. Such amount will be deducted from the participant's account balances in accordance with the ordering rule established by AXA Equitable from time to time and communicated in writing to the Employer. The amounts we deduct from the Guaranteed Interest Option and Money Market Guarantee Account will never cause the rates we pay on those accounts to fall below 1%.

We apply the Program expense charge toward the cost of maintenance of the investment options, the promotion of the Program, investment funds, Guaranteed Rate Account, the Guaranteed Interest Option, when available, and Money Market Guarantee Account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2018, we received $1,601,870 compensation under the Program expense charge.


MEMBERS RETIREMENT PLAN AND INVESTMENT ONLY FEES
(PLAN AND TRANSACTION EXPENSES)

RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your account balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan.

ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.

ANNUAL PORTFOLIO OPERATING EXPENSES
(DEDUCTED BY THE TRUSTS)

All Funds other than the AllianceBernstein Growth Equity Fund, the AllianceBernstein Mid Cap Growth Fund and the AllianceBernstein Balanced Fund are indirectly subject to investment management fees, 12b-1 (if

                             CHARGES AND EXPENSES
applicable) fees and other expenses charged against assets of the corresponding Portfolios of the Investment Trusts. These expenses are described in the Trusts' prospectuses.

INVESTMENT MANAGEMENT AND ACCOUNTING FEES
(BASED ON AMOUNTS INVESTED IN THE PROGRAM)


The computation of unit values for the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds reflects fees charged for investment management and accounting. The investment management and accounting fee covers AllianceBernstein's investment management and our financial accounting services provided to these Funds, as well as portion of our related administrative costs. The portion of the fee attributable to investment management services is retained by AllianceBernstein. We receive fees for financial accounting and administrative services we provide for these Funds. The fees shown in the Fee Table are estimated based on the experience of the Funds during the fiscal year ended December 31, 2018. The fees may be higher or lower based on the experience of the Funds during the fiscal year ended December 31, 2019.


DIRECT OPERATING AND OTHER EXPENSES
(BASED ON AMOUNTS INVESTED IN THE PROGRAM)


In addition to the charges and fees mentioned above, the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and other costs related to the operation of the Funds. The fees shown in the Fee Table are estimated based on the experience of the Funds during the fiscal year ended December 31, 2018. The fees may be higher or lower based on the experience of the Funds during the fiscal year ended December 31, 2019.


OTHER EXPENSES
(BASED ON AMOUNTS INVESTED IN THE PROGRAM)

We may impose certain additional costs and expenses on the Funds. These may include the cost of printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, as well as legal and audit expenses.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Currently, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1%.

We reserve the right to deduct any applicable charges such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.

FEES PAID TO ASSOCIATIONS

We may pay associations a fee for services provided in connection with the Program being made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.

GENERAL INFORMATION ON FEES AND CHARGES


We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 2018 we received total fees and charges under the Program of $1,771,343.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 Fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Port-folios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                             CHARGES AND EXPENSES

6. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax aspects of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

We cannot provide detailed information on all tax aspects of the Program, plans and contracts. Moreover, the tax aspects that apply to a particular person's situation may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts, or payments under plans or contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with employer plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, availability of guaranteed options, and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally, only your post-tax contributions, if any, are not taxed when distributed.

If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions," which are made on a post-tax basis to the 401(k) arrangement. Designated Roth contributions must be separately accounted for. If certain timing and distribution event requirements are satisfied, distributions from a designated Roth contribution account under a 401(k) plan will be tax-free. If both aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. Distributions from designated Roth contribution accounts may be rolled over to other designated Roth contribution accounts under an eligible retirement plan (401(k) plan, 403(b) plan or governmental employer Section 457 plan) or to Roth IRAs.


ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over to another "eligible retirement plan" which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements ("IRAs"),
Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions may also be rolled over to another eligible retirement plan within 60 days of the receipt of the distribution, but the distribution will be subject to mandatory 20% federal income tax withholding if the distribution is not directly rolled over. If the eligible rollover distribution is directly rolled over, there is no mandatory 20% federal income tax withholding. Eligible rollover distributions to employees under age 59 1/2 may be subject to an additional 10% federal income tax penalty if the distribution is not rolled over. Eligible rollover distributions from qualified plans may also be rolled over to a SIMPLE IRA that the participant has participated in for at least two years. An employee's surviving spouse beneficiary may also roll over an eligible rollover distribution to another eligible retirement plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. Distributions from a qualified plan can also be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. See "Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.


The IRS has issued ordering rules and related guidance on allocation between pre-tax and post-tax amounts on distributions from the plan before annuity payments start, including distributions to be made to multiple destinations, and the effect of direct rollovers. This guidance indicates that all disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans.

The guidance generally requires that the pre-tax amount for the aggregated distribution is first assigned to the amount directly rolled over to one or more eligible retirement plans (so that the pre-tax amount would not be currently taxable). If the recipient wants to divide the direct rollover amount among two or more eligible retirement plans,

                                TAX INFORMATION
before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans.


If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.) The guidance further indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income. Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is a post-tax amount.

This guidance clarifies that a plan participant can use rollovers to separate the pre-tax and post-tax amounts of a distribution. For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth post-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth post-tax contributions could be rolled over to a Roth IRA.

IN-PLAN ROTH ROLLOVER

If the plan permits and according to plan terms, participants who are eligible to take a distribution from their 401(k) retirement plan can convert their existing plan account into the designated Roth account by either a direct rollover or by taking a distribution and then rolling over the account into the designated Roth account within 60 days. Any pre-tax amounts converted must be included in the participant's taxable income for the same year as the conversion.

Tax law permits a plan to allow an internal direct transfer from a pre-tax or non-Roth post-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

IN-SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of post-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if (a) they are attributable to your pre-January 1, 1987 contributions under (b) plans that permitted those withdrawals as of May 5, 1986. In addition, 20% mandatory federal income tax withholding may also apply.

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary),
(c) distributions due to separation from active service after age 55 and
(d) distributions you use to pay deductible medical expenses. See IRS Form 5329 for more information on the additional 10% tax penalty.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contract owners/participants. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan, 403(b) plan, governmental employer 457 plan or traditional IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible rollover distributions and federal income tax withholding" in the SAI. Under the IRS Pre-Approved Plan, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding federal income tax upon distributions to you or your beneficiary.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for

                                TAX INFORMATION
federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

7. More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS

AMENDMENTS. The contract has been amended in the past and we and the Trustees may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may:
(1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.


TERMINATION. We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We may continue to hold amounts allocated to the Guaranteed Rate Account until maturity. Amounts already invested in the investment options may remain in the Program and you may also elect payment of benefits through us.


ASSIGNMENT. You may not assign your rights or obligations under the contract without AXA Equitable's prior written consent. AXA Equitable may not assign its rights or obligations under the contract without your prior written consent, except that AXA Equitable will not require your written consent to assign the contract to a corporation in which it has a direct or indirect ownership interest, provided that AXA Equitable remains liable for the failure of that corporation to perform its obligations.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.

ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the investment funds as permitted by applicable law. If necessary, we will seek approval by participants in the Program.

The separate accounts that we call the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth, and AllianceBernstein Balanced Funds commenced operations in 1968, 1969, and 1979 respectively. Separate Account
No. 66, which holds the other Funds offered under the contract, was established in 1997. Because of exclusionary provisions, none of the Funds are subject to regulation under the Investment Company Act of 1940. Separate Account No. 66, however, purchases Class IA shares and Class IB/B shares of the Trusts. The Trusts are registered as open-end management investment companies under the 1940 Act. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract, including those that apply to the Guaranteed Rate Account, Guaranteed Interest Option and Money Market Guarantee Account, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft,

                               MORE INFORMATION
misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of group annuity contract interests under the Program.

FINANCIAL STATEMENTS

The financial statements of Separate Accounts 3, 4, 10, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. You may request the SAI by writing to our Processing Office or calling 1-800-526-2701.

ABOUT THE TRUSTEE

As trustee, Reliance Trust Company serves as a party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.

DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in any of the separate accounts available under the contract; however, incentive compensation is paid to AXA Equitable employees performing these functions, based upon sales and the amount of first year plan contributions, as discussed in the SAI. The offering of the units is continuous.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send reports annually to employers showing the aggregate account balances of all participants and information necessary to complete annual IRS filings.

The registration statement, including this prospectus and the SAI, can be obtained from the SEC's website at www.sec.gov.

ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 2009 through December 31, 2018 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.


SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN MID CAP GROWTH FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA


------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                               -----------------------------------------------------------------------------------------------
                                    2018      2017      2016      2015      2014      2013     2012    2011    2010     2009
------------------------------------------------------------------------------------------------------------------------------
Income                         $  0.64   $  0.43   $  0.64   $  0.48   $  0.55   $  0.38   $ 0.32   $ 0.61  $ 0.83  $ 0.23
Expenses (Note A)                (1.04)    (0.84)    (0.71)    (0.76)    (0.71)    (0.64)   (0.52)   (0.52)  (0.35)  (0.34)
-----------------------------------------------------------------------------------------------------------------------------
Net investment gain (loss)       (0.40)    (0.41)    (0.07)    (0.28)    (0.16)    (0.26)   (0.20)    0.09    0.48   (0.11)
Net realized and unrealized
  gain (loss) on investments
  (Note B)                        5.89     34.81     (1.40)     1.31      2.20     26.16     9.27     1.57   16.73   16.29
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  AllianceBernstein Mid Cap
  Growth Fund Unit Value          5.49     34.40     (1.47)     1.03      2.04     25.90     9.07     1.66   17.21   16.18
AllianceBernstein Mid Cap
  Growth Fund Unit Value
  (Note C):
Beginning of year               139.86    105.46    106.93    105.90    103.86     77.96    68.89    67.23   50.02   33.84
-----------------------------------------------------------------------------------------------------------------------------
End of year                    $145.35   $139.86   $105.46   $106.93   $105.90   $103.86   $77.96   $68.89  $67.23  $50.02
=============================================================================================================================
Ratio of expenses to average
  net assets attributable to
  the Program                     0.67%     0.67%     0.68%     0.69%     0.68%     0.70%    0.69%    0.73%   0.67%   0.87%
Ratio of net investment
  income (loss) to average
  net assets attributable to
  the Program                    (0.26)%   (0.33)%   (0.07)%   (0.25%)   (0.16%)   (0.29)%  (0.26)%   0.13%   0.87%  (0.27)%
Number of AllianceBernstein
  Mid Cap Growth Fund Units
  outstanding at end of year
  (000's)                          138       151       174       197       221       246      274      288     327     321
Portfolio turnover rate
  (Note D)                          65%       60%       79%       79%      116%      137%     131%     137%    151%    217%
=============================================================================================================================

See notes following these tables.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN GROWTH EQUITY FUND -- INCOME, EXPENSES AND CAPITAL CHANGES
PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA


--------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                               -------------------------------------------------------------------------------------------
                                 2018     2017     2016     2015     2014     2013     2012     2011     2010     2009
--------------------------------------------------------------------------------------------------------------------------
Income                         $ 13.16  $ 11.00  $ 10.28  $  9.73  $  8.95  $  7.69  $  7.04  $  5.21  $  5.81  $  3.88
Expenses (Note A)                (3.63)   (2.97)   (2.59)   (2.36)   (2.04)   (1.91)   (1.28)   (1.31)   (1.05)   (1.08)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      9.53     8.03     7.69     7.37     6.91     5.78     5.76     3.90     4.76     2.80
Net realized and unrealized
  gain (loss) on
  investments (Note B)          (26.77)  187.19    33.26    22.83    58.54   122.90    46.96     7.02    43.77    74.65
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  AllianceBernstein Growth
  Equity Fund Unit Value        (17.24)  195.22    40.95    30.20    65.45   128.68    52.72    10.92    48.53    77.45
AllianceBernstein Growth
  Equity Fund Unit Value
  (Note C):
Beginning of year               851.21   655.99   615.04   584.84   519.39   390.71   337.99   327.07   278.54   201.09
-------------------------------------------------------------------------------------------------------------------------
End of year                    $833.97  $851.21  $655.99  $615.04  $584.84  $519.39  $390.71  $337.99  $327.07  $278.54
=========================================================================================================================
Ratio of expenses to average
  net assets attributable to
  the Program                     0.39%    0.39%    0.41%    0.39%    0.36%    0.42%    0.33%    0.38%    0.37%    0.47%
Ratio of net income (loss) to
  average net assets
  attributable to the Program     1.06%    1.06%    1.23%    1.22%    1.26%    1.29%    1.54%    1.14%    1.67%    1.23%
Number of AllianceBernstein
  Growth Equity Fund Units
  outstanding at end of year
  (000's)                           39       46       51       57       65       69       77       80       90      100
Portfolio turnover
  rate (Note D)                     15%      15%      16%      19%      16%      17%      21%      19%      30%     118%
=========================================================================================================================

See notes following these tables.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN BALANCED FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA


--------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------------------
                                                2018    2017    2016    2015    2014    2013    2012    2011    2010    2009
--------------------------------------------------------------------------------------------------------------------------------
Income                                         $ 2.28  $ 1.97  $ 1.97  $ 1.77  $ 1.89  $ 1.56  $ 1.57  $ 1.50  $ 1.76  $ 1.41
Expenses (Note A)                               (0.56)  (0.51)  (0.50)  (0.45)  (0.43)  (0.45)  (0.38)  (0.33)  (0.28)  (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                            1.72    1.46    1.47    1.32    1.46    1.11    1.19    1.17    1.48    1.19
Net realized and unrealized gain (loss) on
  investments (Note B)                          (5.54)   8.84    3.35   (1.28)   1.49    8.15    5.51   (1.42)   3.25    7.95
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in AllianceBernstein
  Balanced Fund Unit Value                      (3.82)  10.30    4.82    0.04    2.95    9.26    6.70   (0.25)   4.73    9.14
AllianceBernstein Balanced Fund Unit Value
  (Note C):
Beginning of year                               85.39   75.09   70.27   70.23   67.28   58.02   51.32   51.57   46.84   37.70
--------------------------------------------------------------------------------------------------------------------------------
End of year                                    $81.57  $85.39  $75.09  $70.27  $70.23  $67.28  $58.02  $51.32  $51.57  $46.84
================================================================================================================================
Ratio of expenses to average net assets
  attributable to the Program                    0.64%   0.63%   0.68%   0.64%   0.61%   0.71%   0.71%   0.63%   0.60%   0.55%
Ratio of net investment income to average net
  assets attributable to the Program             2.01%   1.81%   2.03%   1.85%   2.10%   1.79%   2.18%   2.22%   3.11%   2.92%
Number of AllianceBernstein Balanced Fund
  Units outstanding at end of year (000's)        252     287     324     351     398     431     481     479     535     573
Portfolio turnover rate (Note D)                  146%    128%    113%    143%    111%    111%     94%     84%     83%     94%
================================================================================================================================

A. Enrollment fees are not included above and did not affect the AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund or AllianceBernstein Balanced Fund unit values. Enrollment fees were generally deducted from contributions to the Program.
B. See Note 2 to Financial Statements of Separate Accounts No. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which can be found in the SAI.
C. The value for an AllianceBernstein Growth Equity Fund unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an AllianceBernstein Mid Cap Growth Fund and an AllianceBernstein Balanced Fund unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.
D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire separate account.

Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds and may have operating results and other supplementary data different from those shown above.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 66 UNIT VALUES

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.


------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------- INCEPTION
                                          2009   2010   2011   2012   2013   2014   2015   2016   2017   2018    DATE
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2020
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.80   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --      8
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2025
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.76   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     57
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2030
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.69   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     17
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2035
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.67   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     27
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2040
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.64   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --      8
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2045
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.61   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     12
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2050
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.57   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     13
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2055
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.54   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --      2
------------------------------------------------------------------------------------------------------------------------
1290 RETIREMENT 2060
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.53   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.02 $11.13 $11.40 $10.97 $11.92 $13.06 $12.52 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      1      3      3      5
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $ 9.98 $13.15 $14.29 $14.04 $15.86 $18.37 $16.22 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      8     18     20     24     43     33     49
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.14 $11.25 $11.43 $11.73 $12.63 $13.41 $12.75 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     16     10     11      9      9      5
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $11.43 $15.16 $14.63 $17.24 $23.97 $24.70 $23.29 $28.70 $33.32 $28.12   5/1/06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      110    171    181    182    148    124    120    115    103    101
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------- INCEPTION
                                          2009   2010   2011   2012   2013   2014   2015   2016   2017   2018    DATE
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 6.67 $ 7.51 $ 7.53 $ 8.79 $11.80 $13.40 $13.46 $14.80 $17.82 $17.04   5/1/00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      249    272    251    275    242    204    168    164    169    159
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.05 $11.46 $11.73 $11.27 $12.34 $14.30 $13.22 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      6     --      8      7     24     34     29
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.67 $ 8.68 $ 8.03 $ 9.16 $11.58 $12.13 $11.91 $12.95 $15.42 $14.08   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      169    234    243    192    203    209    216    195    195    142
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.93 $10.66 $10.86 $11.35 $11.84 $12.15 $12.12 $12.47 $13.08 $12.88   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       87    104    147    157    131    108    105    178    164    142
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.31 $10.16 $10.08 $10.83 $11.93 $12.31 $12.22 $12.80 $13.92 $13.41   7/6/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       59     65     66     81    104     81     88     88     68     87
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.45 $11.65 $10.21 $11.95 $14.37 $14.61 $14.36 $15.00 $18.90 $16.60   5/1/06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    186    158    161    133    119    105     96    101     87
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $11.38 $12.43 $10.32 $12.01 $14.10 $13.22 $12.65 $12.67 $16.00 $13.61  5/18/01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      307    259    239    230    209    181    146    125    117    104
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.17 $ 5.92 $ 5.70 $ 6.49 $ 8.78 $ 9.75 $10.14 $10.70 $13.82 $13.41   5/1/00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      641    655    639    593    456    393    325    331    301    228
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.74 $10.98 $10.42 $12.07 $15.99 $17.94 $17.21 $19.84 $22.59 $20.34  5/18/01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      687    645    605    615    561    523    472    455    403    346
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $12.50 $15.31 $13.86 $16.44 $21.88 $24.25 $23.39 $27.51 $30.89 $26.78   8/1/97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      583    481    454    439    395    372    324    295    254    217
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.89 $ 9.77 $ 9.54 $10.38 $11.73 $12.09 $11.98 $12.62 $14.01 $13.34   7/6/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      740  1,066  1,229  1,377  1,486  1,532  1,583  1,718  1,745  1,821
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.30 $ 9.26 $ 8.80 $ 9.82 $11.76 $12.20 $12.04 $12.91 $14.83 $13.81   7/6/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       81    190    160     78     88    103    129    127    145    158
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.04 $13.87 $14.36 $13.94 $15.69 $19.24 $17.72 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     12     26     27     22     26     27
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------- INCEPTION
                                          2009   2010   2011   2012   2013   2014   2015   2016   2017   2018    DATE
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $ 9.85 $13.70 $14.22 $14.39 $14.52 $18.23 $18.16 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      4     19     16     15     25     22     18
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.13 $14.03 $13.92 $13.16 $12.58 $16.09 $15.80 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      2     11     10     14     18     59
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.47 $ 9.03 $ 9.49 $ 9.99 $ 9.90 $10.13 $10.07 $10.36 $10.59 $10.53  5/18/01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       51    101    115    127     84     80     92    104     94     87
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $14.18 $16.42 $17.07 $20.04 $26.40 $29.17 $29.72 $32.22 $40.40 $38.44 11/22/02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      385    339    341    329    279    259    240    221    202    181
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.60 $ 8.69 $ 8.82 $10.16 $13.36 $15.09 $15.21 $16.91 $20.46 $19.45  10/6/00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,024  1,954  1,828  1,759  1,700  1,636  1,470  1,403  1,207  1,102
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $11.06 $11.53 $12.14 $12.26 $12.05 $12.23 $12.28 $12.34 $12.37 $12.47 11/22/02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      284    279    349    396    321    324    320    333    330    347
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $16.37 $17.27 $15.20 $17.67 $21.46 $19.98 $19.55 $19.97 $24.60 $20.86 11/22/02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      788    723    656    613    563    515    485    436    390    352
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $ 9.72 $12.88 $14.45 $15.15 $16.11 $20.81 $20.34 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      9     19     34     40     77     59
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.41 $11.83 $11.23 $11.25 $11.47 $15.14 $13.72 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      3     32     40     34     25     52     74
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.27 $13.61 $14.83 $14.40 $17.26 $19.93 $17.60 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      2     13     30     39     54     43     36
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $10.00 $10.00 $10.00 $10.00 $10.00 $ 9.99 $ 9.99 $ 9.99 $10.03 $10.15   1/1/09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      624    980  1,447  1,584  1,416  1,395  1,383  1,252  1,064    969
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --     -- $ 9.96   5/1/18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --     --      3
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $11.56 $11.66 $11.64 $11.81 $11.82 $11.80 $11.77 $12.00 $12.22 $12.34   5/1/06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      160    185    189    207    233    209    177    194    194    181
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------- INCEPTION
                                          2009   2010   2011   2012   2013   2014   2015   2016   2017   2018    DATE
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $12.45 $15.66 $15.03 $17.37 $23.86 $25.02 $23.87 $28.76 $32.78 $29.07  5/18/01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      289    299    255    256    246    212    184    164    149    132
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $ 9.76 $13.46 $14.61 $16.11 $16.32 $21.76 $21.40 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      2     12     28     26     38     40     53
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $10.03 $ 9.79 $10.15 $10.16 $10.43 $10.74 $10.69 11/15/12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     50     80    104    160    138     96    106
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $12.30 $14.48 $13.78 $15.63 $21.18 $24.05 $25.55 $27.83 $38.71 $39.59  5/14/04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      223    235    214    219    182    195    179    174    178    146
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.40 $ 9.30 $ 9.04 $10.02 $11.43 $11.77 $11.54 $12.18 $13.56 $12.97   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      168    218    178    183    204    215    179    120    106     72
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.03 $ 8.99 $ 8.64 $ 9.75 $11.60 $12.07 $11.82 $12.69 $14.65 $13.74   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      155    230    230    206    213    217    218    228    245    156
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.79 $ 8.78 $ 8.37 $ 9.55 $11.68 $12.20 $11.95 $12.90 $15.19 $14.10   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       31     46     57     90    116    136    138    149    149     95
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.50 $ 8.49 $ 8.02 $ 9.26 $11.59 $12.14 $11.87 $12.89 $15.43 $14.19   5/1/07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       31     38     47     60     92    102    112    109    120    126
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     -- $ 9.22 $10.10 $12.29 $11.21  5/26/15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      4     15     18     12
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                               PAGE

Who is AXA Equitable?                                                                            2

Funding of the Program                                                                           2

Your responsibilities as employer                                                                2

Procedures for withdrawals, distributions and transfers                                          2

Provisions of the IRS Pre-Approved Plan                                                          4

Investment restrictions and certain investment techniques applicable to the AllianceBernstein    6
Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

Portfolio holdings policy for the Pooled Separate Accounts                                       8

Fund transactions                                                                                8

Investment management and accounting fee                                                         9

Portfolio managers' information (AllianceBernstein Growth Equity Fund, AllianceBernstein        10
Mid Cap Growth Fund and AllianceBernstein Balanced Fund)

Investment professional conflict of interest disclosure                                         13

Portfolio manager compensation                                                                  13

Distribution of the contracts                                                                   14

Custodian                                                                                       14

Independent registered public accounting firm                                                   14

AXA Equitable                                                                                   15

Directors and Principal Officers                                                                15

Officers -- Directors                                                                           17

Other Officers                                                                                  17

Financial statements index                                                                      22

Financial statements                                                                           FSA-1


CLIP AND MAIL TO US TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: The Members Retirement Program
   P.O. Box 4875
   Syracuse, NY 13221


----------------------------------------------------------------------------------
Please send me a copy of the Statement of Additional Information for the Members Retirement Program prospectus dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


Copyright 2019 by AXA Equitable Life Insurance Company. All rights reserved.



                                                                        #646115

         Supplement dated May 1, 2019 to Prospectus dated May 1, 2019


--------------------------------------------------------------------------------

                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 Avenue of the Americas, New York, New York 10104
                       Toll-Free Telephone 800-223-5790

                              -------------------

                           VARIABLE ANNUITY BENEFITS

                              -------------------

          This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                  annuity payment benefits after retirement.
               Both the Prospectus and statement of additional
               information are hereby incorporated by reference.

               This Prospectus Supplement is not authorized for
                distribution unless accompanied or preceded by

                   the Prospectus dated May 1, 2019 for the

                    appropriate Members Retirement Program.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

Life Annuity -- annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

Life Annuity Period Certain -- an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

Joint and Survivor Annuity -- Period Certain -- an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Applicable premium taxes will be deducted.

Annuity payments may be fixed or variable.

   FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity. If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

   VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

The amounts of variable annuity payments are determined as follows: Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 5.75% and to the actual investment experience of the Fund.

Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be
345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

This table shows the Annuity Unit Values with an assumed base rate of return of 5.75%.


                 First Business Day of                                     Annuity Unit Value
                   ---------------------                                   ------------------
                       October 1993                                             $ 6.3886
                       October 1994                                             $ 6.1563
                       October 1995                                             $ 7.4970
                       October 1996                                             $ 8.0828
                       October 1997                                             $11.0300
                       October 1998                                             $ 7.5963
                       October 1999                                             $ 9.8568
                       October 2000                                             $10.6810
                       October 2001                                             $ 7.3761
                       October 2002                                             $ 5.3455
                       October 2003                                             $ 6.3322
                       October 2004                                             $ 6.7242
                       October 2005                                             $ 7.4953
                       October 2006                                             $ 6.9450
                       October 2007                                             $ 7.9366
                       October 2008                                             $ 6.4923
                       October 2009                                             $ 5.1077
                       October 2010                                             $ 5.3931
                       October 2011                                             $6.09800
                       October 2012                                             $ 6.9849
                       October 2013                                             $ 7.7367
                       October 2014                                             $ 9.1963
                       October 2015                                             $ 8.8121
                       October 2016                                             $ 9.4585
                       October 2017                                             $10.8144
                       October 2018                                             $12.9572


                                   THE FUND

The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.


For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 2019 prospectus and the Statement of Additional Information.


                              INVESTMENT MANAGER

AXA Equitable's Board of Directors has delegated responsibility to a committee to authorize or approve investments in the Fund. That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third part investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. ("AllianceBernstein") to manage the Fund. Subject to that committee's broad supervisory authority, AllianceBernstein's investment officers and managers have complete discretion over the assets of the Fund and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


As of December 31, 2018, AllianceBernstein had total assets under management of $516 million. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


Fund Transactions


The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by AllianceBernstein/AXA Equitable and receive commissions paid by the Fund. For 2018, 2017 and 2016, the Fund paid $881, $1,010 and $1,527, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the Fund in our May 1, 2019 Statement of Additional Information.

                             FINANCIAL STATEMENTS

The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                           Page

Report of Independent Registered Public                                    FSA-1
  Accounting Firm

   Statement of Assets and Liabilities,                                    FSA-2
     December 31, 2018

   Statement of Operations for the Year                                    FSA-3
     Ended December 31, 2018

   Statements of Changes in Net Assets                                     FSA-4
     for the Years Ended December 31,
     2018 and 2017

   Portfolio of Investments                                                FSA-5
     December 31, 2018

   Notes to Financial Statements                                          FSA-13

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

April 15, 2019

We have served as the auditor of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company since 1993.

                                     FSA-1

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
   Common stocks -- at fair value (cost: $45,538,930)........                   $74,942,447
Cash.........................................................                       760,502
Due from AXA Equitable's General Account.....................                       228,409
Dividends receivable.........................................                        48,548
Fees receivable from Contractowners..........................                         5,177
Variation margin due from broker.............................                         4,800
                                                                                -----------
   Total assets..............................................                    75,989,883
                                                                                -----------

Liabilities:
Accrued custody and bank fees................................                         4,471
Asset management fee payable.................................                        16,842
Accrued expenses.............................................                        65,115
                                                                                -----------
   Total liabilities.........................................                        86,428
                                                                                -----------
Net Assets Attributable to Contractowners or in Accumulation.                   $75,903,455
                                                                                ===========
Amount retained by AXA Equitable in Separate Account No. 4...                   $   656,682
Net assets attributable to contractowners....................                    38,814,309
Net assets allocated to contracts in payout period...........                    36,432,464
                                                                                -----------
Net Assets...................................................                   $75,903,455
                                                                                ===========

                                                              Units Outstanding Unit Values
                                                              ----------------- -----------
Institutional................................................       1,643       $ 23,490.04
RIA..........................................................       1,440          2,165.33
MRP..........................................................      39,367            833.97
EPP..........................................................         603          2,246.74

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-2

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
  Dividends........................................................................ $  1,269,745
                                                                                    ------------
   Total investment income.........................................................    1,269,745
                                                                                    ------------

Expenses (Note 6):
  Investment management fees.......................................................     (123,094)
  Custody and bank fees............................................................      (15,246)
  Other operating expenses.........................................................      (61,875)
                                                                                    ------------
   Total expenses..................................................................     (200,215)
                                                                                    ------------

Net Investment Income (Loss).......................................................    1,069,530
                                                                                    ------------

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
  Net realized gain (loss) from investments........................................    9,019,017
  Net realized gain (loss) on futures contracts....................................          242
  Change in unrealized appreciation (depreciation) of investments..................  (10,828,177)
  Change in unrealized appreciation (depreciation) on futures contracts............      (30,323)
                                                                                    ------------

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts.......   (1,839,241)
                                                                                    ------------

Net Increase (Decrease) in Net Assets Attributable to Operations................... $   (769,711)
                                                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Year Ended        Year Ended
                                                                                         December 31, 2018 December 31, 2017
                                                                                         ----------------- -----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net Investment Income (Loss)..........................................................   $  1,069,530      $  1,004,364
  Net realized gain (loss) on investments and futures contracts.........................      9,019,259         7,215,170
  Change in unrealized appreciation (depreciation) of investments and futures contracts.    (10,858,500)       13,093,248
                                                                                           ------------      ------------
   Net increase (decrease) in assets attributable to operations.........................       (769,711)       21,312,782
                                                                                           ------------      ------------

From Contractowners Transactions:
  Contributions.........................................................................      3,937,681         5,487,796
  Withdrawals...........................................................................    (14,669,111)      (13,055,850)
  Asset management fees (Note 6)........................................................        (69,061)          (63,319)
  Administrative fees (Note 6)..........................................................       (289,284)         (280,227)
                                                                                           ------------      ------------
   Net increase (decrease) in net assets attributable to contractowners transactions....    (11,089,775)       (7,911,600)
                                                                                           ------------      ------------
   Net increase (decrease) in net assets attributable to AXA Equitable's transactions...        272,592        (1,207,851)
                                                                                           ------------      ------------
Increase (Decrease) in Net Assets.......................................................    (11,586,894)       12,193,331
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.......     87,490,349        75,297,018
                                                                                           ------------      ------------

Net Assets Attributable to Contractowners or in Accumulation -- End of Year.............   $ 75,903,455      $ 87,490,349
                                                                                           ============      ============

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%

Information Technology -- 31.1%

Communications Equipment -- 0.2%
Arista Networks, Inc./(a)/..................................    360   $   75,852
F5 Networks, Inc./(a)/......................................    390       63,192
Motorola Solutions, Inc.....................................    120       13,805
Ubiquiti Networks, Inc......................................    120       11,929
                                                                      ----------
                                                                         164,778
                                                                      ----------
Electronic Equipment, Instruments & Components -- 0.5%
Amphenol Corp. -- Class A...................................  1,900      153,938
CDW Corp./DE................................................    976       79,105
Cognex Corp.................................................  1,050       40,603
Coherent, Inc./(a)/.........................................    120       12,685
FLIR Systems, Inc...........................................     70        3,048
IPG Photonics Corp./(a)/....................................    220       24,924
Littelfuse, Inc.............................................    130       22,292
National Instruments Corp...................................    570       25,867
Zebra Technologies Corp. -- Class A/(a)/....................    330       52,546
                                                                      ----------
                                                                         415,008
                                                                      ----------
Internet Software & Services -- 0.1%
DocuSign, Inc./(a)/.........................................    210        8,417
GoDaddy, Inc. -- Class A/(a)/...............................    990       64,964
LogMeIn, Inc................................................    210       17,130
Zillow Group, Inc. -- Class A/(a)/..........................     80        2,514
                                                                      ----------
                                                                          93,025
                                                                      ----------
IT Services -- 8.6%
Accenture PLC -- Class A....................................  4,145      584,486
Akamai Technologies, Inc./(a)/..............................    960       58,637
Alliance Data Systems Corp..................................    325       48,776
Automatic Data Processing, Inc..............................  2,855      374,348
Black Knight, Inc./(a)/.....................................    870       39,202
Booz Allen Hamilton Holding Corp............................    845       38,084
Broadridge Financial Solutions, Inc.........................    750       72,188
Cognizant Technology Solutions Corp. -- Class A.............  3,375      214,245
CoreLogic, Inc./United States/(a)/..........................    320       10,694
EPAM Systems, Inc./(a)/.....................................    330       38,283
Euronet Worldwide, Inc./(a)/................................    155       15,869
Fidelity National Information Services, Inc.................    165       16,921
First Data Corp. -- Class A/(a)/............................  3,487       58,965
Fiserv, Inc./(a)/...........................................  2,615      192,176
FleetCor Technologies, Inc./(a)/............................    574      106,603
Gartner, Inc./(a)/..........................................    590       75,426
Genpact Ltd.................................................    310        8,367
Global Payments, Inc........................................  1,035      106,740
International Business Machines Corp........................  4,245      482,529
Jack Henry & Associates, Inc................................    510       64,525
Mastercard, Inc. -- Class A.................................  5,950    1,122,468
Okta, Inc./(a)/.............................................    550       35,090
Paychex, Inc................................................  2,075      135,186
PayPal Holdings, Inc./(a)/..................................  7,690      646,652
Sabre Corp..................................................  1,405       30,404
Square, Inc. -- Class A/(a)/................................  1,843      103,374
Switch, Inc. -- Class A.....................................    219        1,533
Teradata Corp./(a)/.........................................    540       20,714
Total System Services, Inc..................................  1,120       91,045
Twilio, Inc. -- Class A/(a)/................................    460       41,078
VeriSign, Inc./(a)/.........................................    670       99,354
Visa, Inc. -- Class A....................................... 11,530    1,521,268

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
IT Services (Continued)
Western Union Co. (The) -- Class W..........................    775   $   13,222
WEX, Inc./(a)/..............................................    270       37,816
Worldpay, Inc. -- Class A/(a)/..............................    125        9,554
                                                                      ----------
                                                                       6,515,822
                                                                      ----------
Semiconductors & Semiconductor Equipment -- 3.8%
Advanced Micro Devices, Inc./(a)/...........................  5,840      107,806
Analog Devices, Inc.........................................    374       32,100
Applied Materials, Inc......................................  6,330      207,244
Broadcom, Inc...............................................  1,677      426,428
Cypress Semiconductor Corp..................................  1,580       20,098
KLA-Tencor Corp.............................................  1,010       90,385
Lam Research Corp...........................................  1,010      137,532
Marvell Technology Group Ltd................................    627       10,151
Maxim Integrated Products, Inc..............................  1,760       89,496
Microchip Technology, Inc...................................  1,445      103,946
Micron Technology, Inc./(a)/................................  5,830      184,986
MKS Instruments, Inc........................................    350       22,613
Monolithic Power Systems, Inc...............................    270       31,387
NVIDIA Corp.................................................  3,790      505,965
NXP Semiconductors NV.......................................    100        7,328
ON Semiconductor Corp./(a)/.................................  2,730       45,072
Skyworks Solutions, Inc.....................................    770       51,605
Teradyne, Inc...............................................    170        5,335
Texas Instruments, Inc......................................  6,330      598,185
Universal Display Corp......................................    270       25,264
Versum Materials, Inc.......................................    680       18,850
Xilinx, Inc.................................................  1,610      137,124
                                                                      ----------
                                                                       2,858,900
                                                                      ----------
Software -- 11.2%
2U, Inc./(a)/...............................................    340       16,905
Adobe, Inc./(a)/............................................  3,170      717,181
ANSYS, Inc./(a)/............................................    555       79,332
Aspen Technology, Inc./(a)/.................................    430       35,337
Atlassian Corp. PLC -- Class A/(a)/.........................    570       50,719
Autodesk, Inc./(a)/.........................................  1,210      155,618
Cadence Design Systems, Inc./(a)/...........................  1,790       77,829
CDK Global, Inc.............................................    830       39,740
Ceridian HCM Holding, Inc./(a)/.............................    200        6,898
Citrix Systems, Inc.........................................    880       90,165
Dell Technologies, Inc. -- Class V/(a)/.....................     96        9,862
Elastic NV/(a)/.............................................     43        3,074
Fair Isaac Corp./(a)/.......................................    190       35,530
FireEye, Inc./(a)/..........................................    520        8,429
Fortinet, Inc./(a)/.........................................    900       63,387
Guidewire Software, Inc./(a)/...............................    470       37,708
Intuit, Inc.................................................  1,580      311,023
Manhattan Associates, Inc./(a)/.............................    405       17,160
Microsoft Corp./(b)/........................................ 46,380    4,710,817
Nutanix, Inc. -- Class A/(a)/...............................    640       26,618
Oracle Corp.................................................  1,715       77,432
Palo Alto Networks, Inc./(a)/...............................    570      107,359
Paycom Software, Inc./(a)/..................................    330       40,409
Pegasystems, Inc............................................    240       11,479
Pluralsight, Inc. -- Class A/(a)/...........................    100        2,355
Proofpoint, Inc./(a)/.......................................    340       28,495
PTC, Inc./(a)/..............................................    750       62,175
RealPage, Inc./(a)/.........................................    450       21,686
Red Hat, Inc./(a)/..........................................  1,160      203,742

                                     FSA-5

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Software (Continued)
RingCentral, Inc. -- Class A/(a)/...........................    410  $    33,800
salesforce.com, Inc./(a)/...................................  4,560      624,583
ServiceNow, Inc./(a)/.......................................  1,142      203,333
SolarWinds Corp./(a)/.......................................    132        1,826
Splunk, Inc./(a)/...........................................    940       98,559
SS&C Technologies Holdings, Inc.............................  1,220       55,034
Synopsys, Inc./(a)/.........................................     65        5,476
Tableau Software, Inc. -- Class A/(a)/......................    445       53,400
Tyler Technologies, Inc./(a)/...............................    260       48,313
Ultimate Software Group, Inc. (The)/(a)/....................    195       47,750
VMware, Inc. -- Class A.....................................    465       63,765
Workday, Inc. -- Class A/(a)/...............................    945      150,898
Zendesk, Inc./(a)/..........................................    670       39,108
                                                                     -----------
                                                                       8,474,309
                                                                     -----------
Technology Hardware, Storage & Peripherals -- 6.7%
Apple, Inc.................................................. 31,242    4,928,113
NCR Corp./(a)/..............................................    620       14,310
NetApp, Inc.................................................  1,680      100,245
Pure Storage, Inc. -- Class A/(a)/..........................  1,060       17,045
                                                                     -----------
                                                                       5,059,713
                                                                     -----------
Total Information Technology................................          23,581,555
                                                                     -----------
Consumer Discretionary -- 15.1%

Auto Components -- 0.2%
Aptiv PLC...................................................  1,470       90,508
Gentex Corp.................................................  1,160       23,443
Lear Corp...................................................     40        4,914
Visteon Corp./(a)/..........................................    120        7,234
                                                                     -----------
                                                                         126,099
                                                                     -----------
Automobiles -- 0.4%
Tesla, Inc./(a)/............................................    877      291,866
Thor Industries, Inc........................................    240       12,480
                                                                     -----------
                                                                         304,346
                                                                     -----------
Distributors -- 0.1%
LKQ Corp./(a)/..............................................    330        7,831
Pool Corp...................................................    260       38,649
                                                                     -----------
                                                                          46,480
                                                                     -----------
Diversified Consumer Services -- 0.2%
Bright Horizons Family Solutions, Inc./(a)/.................    320       35,664
Grand Canyon Education, Inc./(a)/...........................    290       27,881
H&R Block, Inc..............................................    225        5,708
Service Corp. International/US..............................    520       20,935
ServiceMaster Global Holdings, Inc./(a)/....................    871       32,001
                                                                     -----------
                                                                         122,189
                                                                     -----------
Hotels, Restaurants & Leisure -- 2.1%
Chipotle Mexican Grill, Inc. -- Class A/(a)/................    180       77,722
Choice Hotels International, Inc............................    220       15,748
Darden Restaurants, Inc.....................................    410       40,943
Domino's Pizza, Inc.........................................    290       71,917
Dunkin' Brands Group, Inc...................................    526       33,727
Extended Stay America, Inc..................................    730       11,315
Hilton Grand Vacations, Inc./(a)/...........................    577       15,227
Hilton Worldwide Holdings, Inc..............................  1,788      128,378
International Game Technology PLC...........................     20          293
Las Vegas Sands Corp........................................  1,370       71,308

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure (Continued)
Marriott International, Inc./MD -- Class A..................  1,888   $  204,961
McDonald's Corp.............................................    968      171,888
MGM Resorts International...................................    280        6,793
Six Flags Entertainment Corp................................    450       25,034
Starbucks Corp..............................................  7,915      509,726
Vail Resorts, Inc...........................................    270       56,921
Wendy's Co. (The)...........................................  1,200       18,732
Wyndham Destinations, Inc...................................    630       22,579
Wyndham Hotels & Resorts, Inc...............................    630       28,583
Wynn Resorts Ltd............................................    650       64,291
Yum China Holdings, Inc.....................................    200        6,706
Yum! Brands, Inc............................................    590       54,233
                                                                      ----------
                                                                       1,637,025
                                                                      ----------
Household Durables -- 0.2%
DR Horton, Inc..............................................  1,290       44,711
Lennar Corp. -- Class A.....................................    950       37,192
Lennar Corp. -- Class B.....................................     50        1,567
NVR, Inc./(a)/..............................................     30       73,110
PulteGroup, Inc.............................................    530       13,775
Tempur Sealy International, Inc./(a)/.......................    290       12,006
Toll Brothers, Inc..........................................    450       14,818
                                                                      ----------
                                                                         197,179
                                                                      ----------
Internet & Direct Marketing Retail -- 6.2%
Amazon.com, Inc./(a)/.......................................  2,634    3,956,189
Booking Holdings, Inc./(a)/.................................    333      573,566
eBay, Inc./(a)/.............................................  1,310       36,772
Expedia Group, Inc..........................................    771       86,853
GrubHub, Inc./(a)/..........................................    580       44,550
Wayfair, Inc. -- Class A/(a)/...............................    390       35,131
                                                                      ----------
                                                                       4,733,061
                                                                      ----------
Leisure Products -- 0.1%
Brunswick Corp./DE..........................................     50        2,322
Hasbro, Inc.................................................    600       48,750
Mattel, Inc./(a)/...........................................    480        4,795
Polaris Industries, Inc.....................................    370       28,372
                                                                      ----------
                                                                          84,239
                                                                      ----------
Media -- 0.1%
AMC Networks, Inc. -- Class A/(a)/..........................    270       14,818
Cable One, Inc..............................................     30       24,603
Lions Gate Entertainment Corp. -- Class A...................     15          242
Lions Gate Entertainment Corp. -- Class B...................     22          327
Madison Square Garden Co. (The) -- Class A/(a)/.............     16        4,283
                                                                      ----------
                                                                          44,273
                                                                      ----------
Multiline Retail -- 0.3%
Dollar General Corp.........................................  1,765      190,761
Dollar Tree, Inc./(a)/......................................    256       23,122
Nordstrom, Inc..............................................    715       33,326
                                                                      ----------
                                                                         247,209
                                                                      ----------
Specialty Retail -- 4.0%
Advance Auto Parts, Inc.....................................    135       21,257
AutoZone, Inc./(a)/.........................................    175      146,709
Best Buy Co., Inc...........................................    390       20,654
Burlington Stores, Inc./(a)/................................    450       73,202
CarMax, Inc./(a)/...........................................    685       42,970
Floor & Decor Holdings, Inc. -- Class A/(a)/................    310        8,029

                                     FSA-6

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Specialty Retail (Continued)
Gap, Inc. (The).............................................     85  $     2,190
Home Depot, Inc. (The)......................................  7,460    1,281,777
L Brands, Inc...............................................    275        7,059
Lowe's Cos., Inc............................................  5,268      486,552
Michaels Cos., Inc. (The)/(a)/..............................    109        1,476
O'Reilly Automotive, Inc./(a)/..............................    515      177,330
Ross Stores, Inc............................................  2,400      199,680
Tiffany & Co................................................    120        9,661
TJX Cos., Inc. (The)........................................  8,090      361,947
Tractor Supply Co...........................................    770       64,249
Ulta Salon Cosmetics & Fragrance, Inc./(a)/.................    380       93,039
Urban Outfitters, Inc./(a)/.................................    430       14,276
Williams-Sonoma, Inc........................................    115        5,802
                                                                     -----------
                                                                       3,017,859
                                                                     -----------
Textiles, Apparel & Luxury Goods -- 1.2%
Capri Holdings Ltd./(a)/....................................    480       18,202
Carter's, Inc...............................................    250       20,405
Columbia Sportswear Co......................................     30        2,523
Hanesbrands, Inc............................................  2,280       28,568
Lululemon Athletica, Inc./(a)/..............................    630       76,614
NIKE, Inc. -- Class B.......................................  8,100      600,534
Skechers U.S.A., Inc. -- Class A/(a)/.......................    390        8,927
Tapestry, Inc...............................................    350       11,812
Under Armour, Inc. -- Class A/(a)/..........................    610       10,779
Under Armour, Inc. -- Class C/(a)/..........................    909       14,699
VF Corp.....................................................  1,600      114,144
                                                                     -----------
                                                                         907,207
                                                                     -----------
Total Consumer Discretionary................................          11,467,166
                                                                     -----------
Health Care -- 14.1%

Biotechnology -- 5.1%
AbbVie, Inc.................................................  9,807      904,107
Agios Pharmaceuticals, Inc./(a)/............................    300       13,833
Alexion Pharmaceuticals, Inc./(a)/..........................  1,160      112,938
Alkermes PLC/(a)/...........................................    950       28,034
Alnylam Pharmaceuticals, Inc./(a)/..........................    500       36,455
Amgen, Inc..................................................  3,930      765,053
Biogen, Inc./(a)/...........................................  1,229      369,831
BioMarin Pharmaceutical, Inc./(a)/..........................  1,130       96,219
Bluebird Bio, Inc./(a)/.....................................    230       22,816
Celgene Corp./(a)/..........................................  4,506      288,790
Exact Sciences Corp./(a)/...................................    750       47,325
Exelixis, Inc./(a)/.........................................  1,890       37,176
Gilead Sciences, Inc........................................  6,217      388,873
Incyte Corp./(a)/...........................................  1,130       71,857
Ionis Pharmaceuticals, Inc./(a)/............................    760       41,086
Neurocrine Biosciences, Inc./(a)/...........................    560       39,990
Regeneron Pharmaceuticals, Inc./(a)/........................    540      201,690
Sage Therapeutics, Inc./(a)/................................    300       28,737
Sarepta Therapeutics, Inc./(a)/.............................    420       45,835
Seattle Genetics, Inc./(a)/.................................    670       37,962
TESARO, Inc./(a)/...........................................    230       17,078
Vertex Pharmaceuticals, Inc./(a)/...........................  1,650      273,421
                                                                     -----------
                                                                       3,869,106
                                                                     -----------
Health Care Equipment & Supplies -- 2.6%
ABIOMED, Inc./(a)/..........................................    280       91,011
Align Technology, Inc./(a)/.................................    510      106,809
Baxter International, Inc...................................    350       23,037

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Health Care Equipment & Supplies (Continued)
Becton Dickinson and Co.....................................    164   $   36,952
Boston Scientific Corp./(a)/................................  6,700      236,778
Cantel Medical Corp.........................................    230       17,123
Cooper Cos., Inc. (The).....................................     60       15,270
DexCom, Inc./(a)/...........................................    560       67,088
Edwards Lifesciences Corp./(a)/.............................  1,380      211,375
Hill-Rom Holdings, Inc......................................    270       23,908
ICU Medical, Inc./(a)/......................................    100       22,963
IDEXX Laboratories, Inc./(a)/...............................    570      106,031
Insulet Corp./(a)/..........................................    330       26,176
Integra LifeSciences Holdings Corp./(a)/....................    340       15,334
Intuitive Surgical, Inc./(a)/...............................    730      349,612
Masimo Corp./(a)/...........................................    310       33,285
Penumbra, Inc./(a)/.........................................    200       24,440
ResMed, Inc.................................................    910      103,622
Stryker Corp................................................  2,230      349,552
Teleflex, Inc...............................................     70       18,094
Varian Medical Systems, Inc./(a)/...........................    580       65,720
West Pharmaceutical Services, Inc...........................    100        9,803
                                                                      ----------
                                                                       1,953,983
                                                                      ----------
Health Care Providers & Services -- 3.4%
AmerisourceBergen Corp. -- Class A..........................  1,000       74,400
Centene Corp./(a)/..........................................  1,172      135,132
Chemed Corp.................................................    100       28,328
Cigna Corp./(a)/............................................    683      129,715
CVS Health Corp.............................................    645       42,261
DaVita, Inc./(a)/...........................................    420       21,613
Encompass Health Corp.......................................    630       38,871
HCA Healthcare, Inc.........................................  1,270      158,052
Henry Schein, Inc./(a)/.....................................    140       10,993
Humana, Inc.................................................    850      243,508
Laboratory Corp. of America Holdings/(a)/...................     50        6,318
McKesson Corp...............................................    170       18,780
Molina Healthcare, Inc./(a)/................................    320       37,190
Premier, Inc. -- Class A/(a)/...............................     89        3,324
UnitedHealth Group, Inc.....................................  6,170    1,537,070
WellCare Health Plans, Inc./(a)/............................    320       75,549
                                                                      ----------
                                                                       2,561,104
                                                                      ----------
Health Care Technology -- 0.2%
athenahealth, Inc./(a)/.....................................    270       35,621
Cerner Corp./(a)/...........................................    915       47,983
Veeva Systems, Inc. -- Class A/(a)/.........................    773       69,044
                                                                      ----------
                                                                         152,648
                                                                      ----------
Life Sciences Tools & Services -- 0.8%
Bio-Techne Corp.............................................    250       36,180
Bruker Corp.................................................    260        7,740
Charles River Laboratories International, Inc./(a)/.........    220       24,900
Illumina, Inc./(a)/.........................................    960      287,933
Mettler-Toledo International, Inc./(a)/.....................    170       96,149
PRA Health Sciences, Inc./(a)/..............................    370       34,025
Thermo Fisher Scientific, Inc...............................    160       35,806
Waters Corp./(a)/...........................................    460       86,779
                                                                      ----------
                                                                         609,512
                                                                      ----------
Pharmaceuticals -- 2.0%
Bristol-Myers Squibb Co.....................................  5,520      286,930
Catalent, Inc./(a)/.........................................    200        6,236
Elanco Animal Health, Inc./(a)/.............................    222        7,000

                                     FSA-7

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Pharmaceuticals (Continued)
Eli Lilly & Co..............................................  3,810  $   440,893
Jazz Pharmaceuticals PLC/(a)/...............................    340       42,146
Johnson & Johnson...........................................  3,150      406,508
Merck & Co., Inc............................................  1,110       84,815
Nektar Therapeutics/(a)/....................................    860       28,268
Zoetis, Inc.................................................  3,150      269,451
                                                                     -----------
                                                                       1,572,247
                                                                     -----------
Total Health Care...........................................          10,718,600
                                                                     -----------
Industrials -- 11.7%

Aerospace & Defense -- 3.3%
Boeing Co. (The)............................................  3,503    1,129,717
Curtiss-Wright Corp.........................................     30        3,064
General Dynamics Corp.......................................    750      117,907
Harris Corp.................................................    770      103,681
HEICO Corp..................................................    203       15,728
HEICO Corp. -- Class A......................................    487       30,681
Hexcel Corp.................................................     90        5,161
Huntington Ingalls Industries, Inc..........................    230       43,771
Lockheed Martin Corp........................................  1,470      384,905
Northrop Grumman Corp.......................................  1,040      254,696
Raytheon Co.................................................  1,870      286,764
Spirit AeroSystems Holdings, Inc. -- Class A................    640       46,138
Textron, Inc................................................    220       10,118
TransDigm Group, Inc./(a)/..................................    310      105,419
                                                                     -----------
                                                                       2,537,750
                                                                     -----------
Air Freight & Logistics -- 1.2%
CH Robinson Worldwide, Inc..................................    890       74,840
Expeditors International of Washington, Inc.................  1,120       76,261
FedEx Corp..................................................  1,610      259,741
United Parcel Service, Inc. -- Class B......................  4,450      434,009
XPO Logistics, Inc./(a)/....................................    810       46,202
                                                                     -----------
                                                                         891,053
                                                                     -----------
Airlines -- 0.2%
Delta Air Lines, Inc........................................  1,030       51,397
Southwest Airlines Co.......................................  2,380      110,622
                                                                     -----------
                                                                         162,019
                                                                     -----------
Building Products -- 0.3%
Allegion PLC................................................    520       41,449
AO Smith Corp...............................................    910       38,857
Armstrong World Industries, Inc.............................    280       16,299
Fortune Brands Home & Security, Inc.........................    370       14,056
Lennox International, Inc...................................    230       50,338
Masco Corp..................................................  1,350       39,474
Resideo Technologies, Inc./(a)/.............................    458        9,412
                                                                     -----------
                                                                         209,885
                                                                     -----------
Commercial Services & Supplies -- 0.6%
Cintas Corp.................................................    565       94,914
Copart, Inc./(a)/...........................................  1,265       60,442
KAR Auction Services, Inc...................................    790       37,699
Republic Services, Inc. -- Class A..........................     90        6,488
Rollins, Inc................................................    930       33,573
Waste Management, Inc.......................................  2,330      207,347
                                                                     -----------
                                                                         440,463
                                                                     -----------

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
frontdoor, Inc./(a)/........................................    425   $   11,309
Quanta Services, Inc........................................    270        8,127
                                                                      ----------
                                                                          19,436
                                                                      ----------
Electrical Equipment -- 0.5%
AMETEK, Inc.................................................    270       18,279
BWX Technologies, Inc.......................................    640       24,467
Emerson Electric Co.........................................  2,880      172,080
Hubbell, Inc................................................    240       23,842
Rockwell Automation, Inc....................................    810      121,889
Sensata Technologies Holding PLC/(a)/.......................    580       26,007
                                                                      ----------
                                                                         386,564
                                                                      ----------
Industrial Conglomerates -- 1.3%
3M Co.......................................................  3,068      584,576
Honeywell International, Inc................................  3,000      396,360
Roper Technologies, Inc.....................................    140       37,313
                                                                      ----------
                                                                       1,018,249
                                                                      ----------
Machinery -- 2.2%
Allison Transmission Holdings, Inc..........................    620       27,224
Caterpillar, Inc............................................  3,430      435,850
Cummins, Inc................................................    370       49,447
Deere & Co..................................................  2,100      313,257
Donaldson Co., Inc..........................................    760       32,976
Fortive Corp................................................  1,730      117,052
Gardner Denver Holdings, Inc./(a)/..........................    260        5,317
Graco, Inc..................................................    920       38,502
IDEX Corp...................................................    460       58,080
Illinois Tool Works, Inc....................................  2,170      274,917
Ingersoll-Rand PLC..........................................    860       78,458
Lincoln Electric Holdings, Inc..............................    390       30,751
Middleby Corp. (The)/(a)/...................................    210       21,573
Nordson Corp................................................    360       42,966
Parker-Hannifin Corp........................................    140       20,880
Toro Co. (The)..............................................    660       36,881
WABCO Holdings, Inc./(a)/...................................    350       37,569
Wabtec Corp.................................................    200       14,050
Welbilt, Inc./(a)/..........................................    820        9,110
Xylem, Inc./NY..............................................    640       42,701
                                                                      ----------
                                                                       1,687,561
                                                                      ----------
Professional Services -- 0.5%
CoStar Group, Inc./(a)/.....................................    240       80,962
Dun & Bradstreet Corp. (The)................................    115       16,415
Equifax, Inc................................................    200       18,626
Robert Half International, Inc..............................    755       43,186
TransUnion..................................................  1,190       67,592
Verisk Analytics, Inc. -- Class A/(a)/......................  1,047      114,165
                                                                      ----------
                                                                         340,946
                                                                      ----------
Road & Rail -- 1.2%
CSX Corp....................................................  2,440      151,597
Garrett Motion, Inc./(a)/...................................    285        3,517
Genesee & Wyoming, Inc. -- Class A/(a)/.....................     70        5,181
JB Hunt Transport Services, Inc.............................    550       51,172
Landstar System, Inc........................................    270       25,831
Old Dominion Freight Line, Inc..............................    440       54,336
Schneider National, Inc. -- Class B.........................     50          933
Union Pacific Corp..........................................  4,394      607,383
                                                                      ----------
                                                                         899,950
                                                                      ----------

                                     FSA-8

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.4%
Air Lease Corp..............................................     35   $    1,057
Fastenal Co.................................................  1,850       96,737
HD Supply Holdings, Inc./(a)/...............................    338       12,682
MSC Industrial Direct Co., Inc. -- Class A..................    120        9,230
United Rentals, Inc./(a)/...................................    540       55,366
Univar, Inc./(a)/...........................................    110        1,951
Watsco, Inc.................................................    170       23,654
WW Grainger, Inc............................................    310       87,532
                                                                      ----------
                                                                         288,209
                                                                      ----------
Total Industrials...........................................           8,882,085
                                                                      ----------
Communication Services -- 11.7%

Diversified Telecommunication Services -- 0.0%
Zayo Group Holdings, Inc./(a)/..............................  1,265       28,893
                                                                      ----------
Entertainment -- 2.6%
Activision Blizzard, Inc....................................  4,840      225,399
Electronic Arts, Inc./(a)/..................................  1,910      150,718
Live Nation Entertainment, Inc./(a)/........................    890       43,833
Netflix, Inc./(a)/..........................................  2,703      723,485
Take-Two Interactive Software, Inc./(a)/....................    420       43,235
Walt Disney Co. (The).......................................  6,910      757,681
                                                                      ----------
                                                                       1,944,351
                                                                      ----------
Interactive Media & Services -- 8.4%
Alphabet, Inc. -- Class A/(a)/..............................  1,955    2,042,897
Alphabet, Inc. -- Class C/(a)/..............................  1,966    2,036,009
Facebook, Inc. -- Class A/(a)/.............................. 15,351    2,012,363
IAC/InterActiveCorp/(a)/....................................    480       87,859
Match Group, Inc............................................    320       13,686
TripAdvisor, Inc./(a)/......................................    650       35,061
Twitter, Inc./(a)/..........................................  4,433      127,404
Zillow Group, Inc./(a)/.....................................    560       17,685
                                                                      ----------
                                                                       6,372,964
                                                                      ----------
Media -- 0.6%
CBS Corp. -- Class B........................................  2,010       87,877
Charter Communications, Inc. -- Class A/(a)/................    817      232,821
Interpublic Group of Cos., Inc. (The).......................    250        5,158
Omnicom Group, Inc..........................................    905       66,282
Sirius XM Holdings, Inc.....................................  7,465       42,625
                                                                      ----------
                                                                         434,763
                                                                      ----------
Wireless Telecommunication Services -- 0.1%
T-Mobile US, Inc./(a)/......................................  1,250       79,512
                                                                      ----------
Total Communication Services................................           8,860,483
                                                                      ----------
Consumer Staples -- 5.9%

Beverages -- 2.9%
Brown-Forman Corp. -- Class A...............................    330       15,649
Brown-Forman Corp. -- Class B...............................  1,817       86,453
Coca-Cola Co. (The)......................................... 19,120      905,332
Constellation Brands, Inc. -- Class A.......................  1,020      164,036
Keurig Dr Pepper, Inc.......................................    950       24,358
Monster Beverage Corp./(a)/.................................  2,460      121,081
PepsiCo, Inc................................................  8,147      900,081
                                                                      ----------
                                                                       2,216,990
                                                                      ----------
Food & Staples Retailing -- 1.0%
Costco Wholesale Corp.......................................  2,815      573,443
Sprouts Farmers Market, Inc./(a)/...........................    786       18,479

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Food & Staples Retailing (Continued)
Sysco Corp..................................................  3,080   $  192,993
US Foods Holding Corp./(a)/.................................     80        2,531
                                                                      ----------
                                                                         787,446
                                                                      ----------
Food Products -- 0.2%
Campbell Soup Co............................................    640       21,113
General Mills, Inc..........................................    180        7,009
Hershey Co. (The)...........................................    820       87,887
Kellogg Co..................................................    780       44,468
McCormick & Co., Inc./MD....................................     40        5,570
Post Holdings, Inc./(a)/....................................    220       19,609
                                                                      ----------
                                                                         185,656
                                                                      ----------
Household Products -- 0.7%
Church & Dwight Co., Inc....................................  1,320       86,803
Clorox Co. (The)............................................    730      112,522
Colgate-Palmolive Co........................................  1,020       60,710
Energizer Holdings, Inc.....................................    170        7,676
Kimberly-Clark Corp.........................................  1,960      223,323
Spectrum Brands Holdings, Inc...............................    108        4,563
                                                                      ----------
                                                                         495,597
                                                                      ----------
Personal Products -- 0.3%
Estee Lauder Cos., Inc. (The) -- Class A....................  1,430      186,043
Herbalife Nutrition Ltd./(a)/...............................    120        7,074
Nu Skin Enterprises, Inc. -- Class A........................    100        6,133
                                                                      ----------
                                                                         199,250
                                                                      ----------
Tobacco -- 0.8%
Altria Group, Inc........................................... 12,140      599,595
                                                                      ----------
Total Consumer Staples......................................           4,484,534
                                                                      ----------
Financials -- 4.3%

Banks -- 0.2%
BOK Financial Corp..........................................     30        2,200
Comerica, Inc...............................................     40        2,748
East West Bancorp, Inc......................................     70        3,047
Pinnacle Financial Partners, Inc............................    200        9,220
Signature Bank/New York NY..................................    220       22,618
SVB Financial Group/(a)/....................................    270       51,278
Synovus Financial Corp......................................     50        1,600
Texas Capital Bancshares, Inc./(a)/.........................    200       10,218
Western Alliance Bancorp/(a)/...............................    370       14,611
                                                                      ----------
                                                                         117,540
                                                                      ----------
Capital Markets -- 2.2%
Ameriprise Financial, Inc...................................    150       15,656
Cboe Global Markets, Inc....................................    660       64,568
Charles Schwab Corp. (The)..................................  7,620      316,459
CME Group, Inc. -- Class A..................................    280       52,674
E*TRADE Financial Corp......................................    260       11,409
Eaton Vance Corp............................................    740       26,033
Evercore, Inc. -- Class A...................................    240       17,174
FactSet Research Systems, Inc...............................    250       50,032
Interactive Brokers Group, Inc. -- Class A..................    420       22,953
Intercontinental Exchange, Inc..............................  1,900      143,127
Lazard Ltd. -- Class A......................................    640       23,622
LPL Financial Holdings, Inc.................................    539       32,922
MarketAxess Holdings, Inc...................................    240       50,714
Moody's Corp................................................  1,090      152,644
MSCI, Inc. -- Class A.......................................    560       82,561

                                     FSA-9

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Capital Markets (Continued)
Northern Trust Corp.........................................    380   $   31,764
Raymond James Financial, Inc................................    250       18,602
S&P Global, Inc.............................................  1,630      277,002
SEI Investments Co..........................................    860       39,732
State Street Corp...........................................    150        9,461
T. Rowe Price Group, Inc....................................  1,410      130,171
TD Ameritrade Holding Corp..................................  1,810       88,618
Virtu Financial, Inc. -- Class A............................    250        6,440
                                                                      ----------
                                                                       1,664,338
                                                                      ----------
Consumer Finance -- 0.6%
American Express Co.........................................  3,092      294,729
Capital One Financial Corp..................................    220       16,630
Credit Acceptance Corp./(a)/................................     85       32,450
Discover Financial Services.................................    990       58,390
OneMain Holdings, Inc./(a)/.................................     10          243
Santander Consumer USA Holdings, Inc........................     90        1,583
Synchrony Financial.........................................  1,630       38,240
                                                                      ----------
                                                                         442,265
                                                                      ----------
Diversified Financial Services -- 0.4%
Berkshire Hathaway, Inc. -- Class B/(a)/....................  1,590      324,646
Morningstar, Inc............................................    115       12,632
Voya Financial, Inc.........................................     50        2,007
                                                                      ----------
                                                                         339,285
                                                                      ----------
Insurance -- 0.9%
Alleghany Corp..............................................     10        6,233
American International Group, Inc...........................    680       26,799
Aon PLC.....................................................  1,580      229,669
Arch Capital Group Ltd./(a)/................................    350        9,352
Axis Capital Holdings Ltd...................................     50        2,582
Brown & Brown, Inc..........................................     80        2,205
Erie Indemnity Co. -- Class A...............................    120       15,997
Everest Re Group Ltd........................................    120       26,131
Markel Corp./(a)/...........................................     10       10,381
Marsh & McLennan Cos., Inc..................................  1,520      121,220
Progressive Corp. (The).....................................  3,750      226,237
RenaissanceRe Holdings Ltd..................................     20        2,674
Travelers Cos., Inc. (The)..................................    350       41,912
                                                                      ----------
                                                                         721,392
                                                                      ----------
Real Estate Management & Development -- 0.0%
Howard Hughes Corp. (The)/(a)/..............................    100        9,762
                                                                      ----------
Total Financials............................................           3,294,582
                                                                      ----------
Real Estate -- 2.3%

Equity Real Estate Investment Trusts (REITs) -- 2.2%
Alexandria Real Estate Equities, Inc........................     50        5,762
American Tower Corp.........................................  2,820      446,096
Colony Capital, Inc.........................................    159          744
CoreSite Realty Corp........................................    230       20,063
Crown Castle International Corp.............................  2,018      219,215
Equinix, Inc................................................    514      181,216
Equity LifeStyle Properties, Inc............................    550       53,421
Extra Space Storage, Inc....................................    680       61,526
Gaming and Leisure Properties, Inc..........................    460       14,863
Hudson Pacific Properties, Inc..............................    100        2,906
Lamar Advertising Co. -- Class A............................    475       32,860
Life Storage, Inc...........................................     10          930

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Equity Real Estate Investment Trusts (REITs) (Continued)
Omega Healthcare Investors, Inc.............................    100   $    3,515
Public Storage..............................................    960      194,314
SBA Communications Corp./(a)/...............................    730      118,180
Simon Property Group, Inc...................................  1,839      308,934
Taubman Centers, Inc........................................    380       17,286
                                                                      ----------
                                                                       1,681,831
                                                                      ----------
Real Estate Management & Development -- 0.1%
CBRE Group, Inc. -- Class A/(a)/............................    970       38,839
                                                                      ----------
Total Real Estate...........................................           1,720,670
                                                                      ----------
Materials -- 1.8%

Chemicals -- 1.3%
Axalta Coating Systems Ltd./(a)/............................    537       12,576
Celanese Corp. -- Class A...................................    540       48,584
Chemours Co. (The)..........................................    940       26,527
Ecolab, Inc.................................................    746      109,923
FMC Corp....................................................    340       25,146
International Flavors & Fragrances, Inc.....................    310       41,624
Linde PLC...................................................  2,216      345,785
LyondellBasell Industries NV -- Class A.....................    950       79,002
NewMarket Corp..............................................     50       20,604
Platform Specialty Products Corp./(a)/......................    710        7,334
PPG Industries, Inc.........................................    100       10,223
RPM International, Inc......................................    170        9,993
Scotts Miracle-Gro Co. (The) -- Class A.....................    110        6,761
Sherwin-Williams Co. (The)..................................    540      212,468
Westlake Chemical Corp......................................    200       13,234
WR Grace & Co...............................................    270       17,526
                                                                      ----------
                                                                         987,310
                                                                      ----------
Construction Materials -- 0.2%
Eagle Materials, Inc........................................    250       15,257
Martin Marietta Materials, Inc..............................    390       67,029
Vulcan Materials Co.........................................    800       79,040
                                                                      ----------
                                                                         161,326
                                                                      ----------
Containers & Packaging -- 0.3%
Avery Dennison Corp.........................................    560       50,305
Berry Global Group, Inc./(a)/...............................    420       19,962
Crown Holdings, Inc./(a)/...................................    790       32,840
Graphic Packaging Holding Co................................    340        3,618
International Paper Co......................................    280       11,301
Packaging Corp. of America..................................    600       50,076
Sealed Air Corp.............................................    550       19,162
Silgan Holdings, Inc........................................    140        3,307
                                                                      ----------
                                                                         190,571
                                                                      ----------
Metals & Mining -- 0.0%
Royal Gold, Inc.............................................    170       14,560
Southern Copper Corp........................................    528       16,247
Steel Dynamics, Inc.........................................    220        6,609
                                                                      ----------
                                                                          37,416
                                                                      ----------
Total Materials.............................................           1,376,623
                                                                      ----------
Energy -- 0.7%

Energy Equipment & Services -- 0.2%
Halliburton Co..............................................  5,610      149,114
RPC, Inc....................................................    125        1,234
                                                                      ----------
                                                                         150,348
                                                                      ----------

                                    FSA-10

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Anadarko Petroleum Corp.....................................  1,100      $48,224
Antero Resources Corp./(a)/.................................    350        3,287
Apache Corp.................................................    150        3,938
Cabot Oil & Gas Corp........................................  2,060       46,041
Cheniere Energy, Inc./(a)/..................................    990       58,598
Cimarex Energy Co...........................................     70        4,315
Concho Resources, Inc./(a)/.................................    160       16,446
Continental Resources, Inc./OK/(a)/.........................    270       10,851
Diamondback Energy, Inc.....................................    170       15,759
EOG Resources, Inc..........................................    420       36,628
Kosmos Energy Ltd./(a)/.....................................    280        1,140
Newfield Exploration Co./(a)/...............................    460        6,744
ONEOK, Inc..................................................  1,051       56,701

Company                                                      Shares U.S. $ Value
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels (Continued)
Parsley Energy, Inc. -- Class A/(a)/........................  1,140  $    18,217
Pioneer Natural Resources Co................................    600       78,912
                                                                     -----------
                                                                         405,801
                                                                     -----------
Total Energy................................................             556,149
                                                                     -----------

Total Investments -- 98.7% (cost $45,538,930)...............          74,942,447
Other assets less liabilities -- 1.3%.......................             961,008
                                                                     -----------

Net Assets -- 100.0%                                                 $75,903,455
                                                                     ===========

FUTURES

                                                                       Unrealized
                     Number of Expiration Original     Value at      Appreciation/
       Type          Contracts   Month     Value   December 31, 2018 (Depreciation)
        ----         --------- ---------- -------- ----------------- --------------
Purchased Contracts
S&P 500 Index Mini..     5     March 2019 $652,098     $626,300         $(25,798)

-----------
(a)Non-income producing security.
(b)Position, or a portion thereof, has been segregated to collateralize margin requirements for open future contracts.

The accompanying notes are an integral part of these financial statements.


                                    FSA-11

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

                % of Total Investments* Country Diversification
                ----------------------- -----------------------
                        99.4%           United States
                         0.4%           United Kingdom
                         0.1%           Australia
                         0.1%           Other
                         ----
                        100.0%
                        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of long-term investments and may vary over time. "Other" country weightings represent 0.01% or less in the following countries: Bermuda, China, Ghana, Netherlands, Peru and Switzerland.

The accompanying notes are an integral part of these financial statements.

                                    FSA-12

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements

December 31, 2018

1. Organization

   Separate Account No. 4 (Pooled) (the "Fund" or "Account") of AXA Equitable Life Insurance Company ("AXA Equitable"), was established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Fund are not chargeable with liabilities arising out of any other business of AXA Equitable. The Fund is investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). These financial statements reflect the financial position and results of operations for Separate Account No. 4. Annuity contracts issued by AXA Equitable for which the Account is the funding vehicle are Equi-Pen-Plus ("EPP"), Members Retirement Program ("MRP") and Retirement Investment Account ("RIA") (collectively, the "Plans"). Institutional Contracts reflect investments in the Fund by Contractowners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional Contracts are invested in a number of investment Funds (available Funds vary by Plan).

   The Contractowners invest in Separate Account No. 4 under the following respective names:

 -                                      Pooled Separate Account Funds*
                                        ------------------------------
 RIA
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund

 MRP
 Separate Account No. 4                 The AllianceBernstein Growth Equity
                                        Fund

 EPP
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund

 Institutional
 Separate Account No. 4                 Growth Stock Account
   ----------
  * As defined in the respective Prospectus of the Plans, excluding Institutional Investments.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be charged with liabilities arising out of any other business AXA Equitable may conduct.

   Amounts retained by AXA Equitable in Separate Account No. 4 arises principally from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the accounts in excess of the net assets attributable to Contractowners. Amounts retained by AXA Equitable are not subject to charges for expense risks and asset-based administration charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account"). AXA Equitable's General Account is subject to creditor rights.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Investment securities for Separate Account No. 4 are valued as follows:

   Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by AXA Equitable's investment officers.

   In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities

                                    FSA-13

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Continued)

   exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

   U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

   Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Futures Contracts:

   Futures contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

   Futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

   Separate Account No. 4 may buy or sell futures contracts solely for the purpose of protecting their Account's securities against anticipated future changes in interest rates that might adversely affect the value of an Account's securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2018, the average monthly notional value of futures contracts held in Separate Account No. 4 was $813,273. All futures contracts were related to equity contracts. For the year ended December 31, 2018.

   When the futures contract is closed, the Account records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Account's basis in the contract. Should interest rates or the price of securities move unexpectedly, the Account may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the prices of futures contracts, interest rates and the underlying hedged assets.

   Market and Credit Risk:

   Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Account bears the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Separate Account's futures transactions.

   Contracts in Payout:

   Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1951 GA, the 1971 GAM, the 1983 GAM, and the 1994 GAR. The assumed investment returns vary by Contract and range from 4 percent to 8.75 percent. The Contracts are participating group annuities, and thus, the

                                    FSA-14

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Concluded)

   mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

   Other assets and liabilities:

   Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

   Contract Payments and Withdrawals:

   Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal charges. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Fund by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

   Foreign Taxes:

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

                                    FSA-15

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Continued)


   The Advisor has established a Valuation Committee (the "Committee") which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee's responsibilities include:
   1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor's pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

   The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor's Pricing Group (the "Pricing Group") and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

   In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor's prices).

   Assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

                                              Fair Value Measurements
                                              as of December 31, 2018
                                              -----------------------
                                                      Level 1
                                              -----------------------
                                              Separate Account No. 4
                                              -----------------------
Assets
Investments:
Common stocks
 Consumer discretionary......................             $11,467,166
 Consumer staples............................               4,484,534
 Energy......................................                 556,149
 Financials..................................               3,294,582
 Health Care.................................              10,718,600
 Industrials.................................               8,882,085
 Information Technology......................              23,571,693
 Materials & processing......................               1,376,623
 Real estate.................................               1,720,670
 Communication services......................               8,860,483
                                                          -----------
   Total common stocks.......................              74,932,585
Liabilities
Other financial instruments:
Futures Contracts/(1)/.......................                 (25,798)
                                                          -----------
Total Level 1................................             $74,906,787
                                                          ===========

                                                       Level 3
                                              --------------------------
                                              Separate Account No. 4/(2)/
                                              --------------------------
Assets
Common Stocks
 Information Technology......................                     $9,862
                                                                  ------
Total Level 3................................                     $9,862
                                                                  ======

                                    FSA-16

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Concluded)


   The table below presents a reconciliation for all Level 3 assets as of December 31, 2018:

                                                Level 3 Instruments
                                              Fair Value Measurements
                                              Separate Account No. 4
                                              -----------------------
                                                   Common Stocks
                                              -----------------------
Balance, December 31, 2017...................               $      --
Total gains (losses) realized and
 unrealized, included in:
Earnings as:
 Current realized in earnings................                  31,977
 Change in unrealized loss...................                 (21,788)
 Purchases...................................                   1,841
 Sales.......................................                (113,196)
 Transfers out...............................                 111,028
                                                            ---------
Balance, December 31, 2018...................               $   9,862
                                                            =========

   The table below details the changes in unrealized loss for 2018 by category for Level 3 assets still held as of December 31, 2018:

                                              Separate Account No. 4
                                              ----------------------
Level 3 Instruments Still Held at December
 31, 2018
Common Stocks:
 Information Technology......................               $(21,788)
                                                            --------
Total........................................               $(21,788)
                                                            ========

   ----------
  (1)Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.
  (2)For the year ended December 31, 2018, one Common Stock security transferred into level 3 due to pending details of a reorganization.

4. Purchases and Sales on Investments

   Investment Security Transactions:

   For the year ended December 31, 2018, investment security transactions, excluding short-term debt securities, were as follows for Separate Account No. 4:

                         Purchases    Sales
                        ----------- -----------
Fund                      Stocks      Stocks
----                    ----------- -----------
Separate Account No. 4. $12,835,532 $22,440,555

5. Related Party Transactions

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for Separate Account No. 4. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable.

   AXA Advisors, LLC ("AXA Advisors") is a wholly-owned subsidiary of AXA Equitable, and a distributor and principal underwriter of the policies ("Contracts"). AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the Financial Industrial Regulatory Authority ("FINRA").

   The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

   In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Fund's portfolio transactions.

                                    FSA-17

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018


6. Contractowner Charges

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a reduction in unit value.

   RIA

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holder
   (i) by a reduction of an appropriate number of Fund units or (ii) by a reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

   Administrative Fees:

   Contracts investing in the Fund are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a reduction in unit value. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

             Combined balance of investment options  Monthly Rate
             --------------------------------------  --------------
                        First $150,000.............. 1/12 of 1.25%
                        Next $350,000............... 1/12 of 1.00%
                        Next $500,000............... 1/12 of 0.75%
                        Next $1,500,000............. 1/12 of 0.50%
                        Over $2,500,000............. 1/12 of 0.25%

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

   Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   MRP

   Charges and fees relating to the Fund paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Fund. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses and record maintenance. These charges and fees are paid to AXA Equitable. Fees with respect to the Members Retirement Program contracts are as follows:

  . Program Expense Charge -- AXA Equitable assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Account. AXA Equitable determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and
      (2) the value of the total plan assets

                                    FSA-18

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

6. Contractowner Charges (Continued)

      invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective
      May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

  . Investment Management Fees -- An expense charge is made daily at an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund. This fee is reflected as a reduction in MRP unit value.

  . Direct Operating and Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

  . A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

   EPP

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Fund and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

         For Termination Occurring In:       Withdrawal Charge:
         -----------------------------  ------------------------------
                Years 1 and 2.......... 3% of all Master Trust Assets
                Years 3 and 4.......... 2% of all Master Trust assets
                Year 5................. 1% of all Master Trust assets
                After Year 5...........     No Withdrawal Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Separate Account No. 4 is charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.


                                    FSA-19

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

6. Contractowner Charges (Concluded)

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate
   Account.

   Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

   Asset management fees are paid to AXA Equitable. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account.

   Administrative Fees

   Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the Separate Account.

   Operating and Expense Charges

   In addition to the charges and fees mentioned above, the Separate Account No. 4 is charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

7. Changes in Units Outstanding

   Accumulation units issued and redeemed as of December 31, 2018 and December 31, 2017, were (in thousands):

                   AllianceBernstein
                   Common Stock Fund
               ------------------------
               December 31, December 31,
                   2018         2017
               ------------ ------------
RIA
Issued........      --           --
Redeemed......      (1)          --
                   ---          ---
Net Decrease..      (1)          --
                   ===          ===

                   AllianceBernstein
                  Growth Equity Fund
               ------------------------
               December 31, December 31,
                   2018         2017
               ------------ ------------
MRP
Issued........       3            5
Redeemed......     (10)         (10)
                   ---          ---
Net Decrease..      (7)          (5)
                   ===          ===

                   AllianceBernstein
                   Common Stock Fund
               ------------------------
               December 31, December 31,
                   2018         2017
               ------------ ------------
EPP
Issued........      --           --
Redeemed......      --           --
                   ---          ---
Net Decrease..      --           --
                   ===          ===

                 Growth Stock Account
               ------------------------
               December 31, December 31,
                   2018         2017
               ------------ ------------
Institutional
Issued........      --           --
Redeemed......      --           --
                   ---          ---
Net Decrease..      --           --
                   ===          ===

                                    FSA-20

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Changes in Units Outstanding (Concluded)

   The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

8. Financial Highlights

   AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Fund by contractowners of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans as a percentage of net assets attributable of such units.

   Shown below is accumulation unit value information for units outstanding of Separate Account No. 4 (Pooled) for the years indicated.

                                                                   Units    Accumulation
                                                       Unit     Outstanding  Unit Value   Total   Expense
                                                       Value      (000's)     (000's)    Return** Ratio*
                                                     ---------- ----------- ------------ -------- -------
SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2018  RIA* - contract charge 0.08% (a)  $ 2,165.33      1        $ 3,118     (1.80)%  0.17%
December 31, 2017  RIA* - contract charge 0.08% (a)  $ 2,205.03      2        $ 3,363     30.05%   0.17%
December 31, 2016  RIA* - contract charge 0.08% (a)  $ 1,695.51      2        $ 3,057      6.90%   0.19%
December 31, 2015  RIA* - contract charge 0.08% (a)  $ 1,586.06      2        $ 2,999      5.65%   0.16%
December 31, 2014  RIA* - contract charge 0.08% (a)  $ 1,501.17      2        $ 3,544     12.86%   0.14%
December 31, 2018  EPP* - contract charge 0.08% (a)  $ 2,246.74      1        $ 1,355     (1.80)%  0.17%
December 31, 2017  EPP* - contract charge 0.08% (a)  $ 2,287.93      1        $ 1,606     30.05%   0.17%
December 31, 2016  EPP* - contract charge 0.08% (a)  $ 1,759.26      1        $ 1,409      6.90%   0.19%
December 31, 2015  EPP* - contract charge 0.08% (a)  $ 1,645.69      1        $ 1,391      5.65%   0.14%
December 31, 2014  EPP* - contract charge 0.08% (a)  $ 1,557.61      1        $ 1,570     12.86%   0.14%
AllianceBernstein Growth Equity Fund
December 31, 2018  MRP*- contract charge 0.30% (a)   $   833.97     39        $32,831     (2.03)%  0.39%
December 31, 2017  MRP*- contract charge 0.30% (a)   $   851.21     46        $39,138     29.76%   0.39%
December 31, 2016  MRP*- contract charge 0.30% (a)   $   655.99     51        $33,742      6.66%   0.41%
December 31, 2015  MRP*- contract charge 0.30% (a)   $   615.04     57        $34,827      5.16%   0.39%
December 31, 2014  MRP*- contract charge 0.30% (a)   $   584.84     65        $37,929     12.60%   0.36%
Growth Stock Account
December 31, 2018  Institutional                     $23,490.04      2        $38,594     (1.72)%  0.09%
December 31, 2017  Institutional                     $23,901.55      2        $43,381     30.15%   0.09%
December 31, 2016  Institutional                     $18,363.95      2        $37,114      6.99%   0.11%
December 31, 2015  Institutional                     $17,164.79      3        $43,187      5.74%   0.08%
December 31, 2014  Institutional                     $16,233.13      3        $48,535     12.95%   0.12%

   ----------
  (a)Contract charge as described in Note 6 included in these financial statements.
  * Expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
  ** These amounts represent the total return for the periods indicated and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-21

SEPARATE ACCOUNTS NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Concluded)

December 31, 2018


9. Investment Income Ratio

   Shown below are the investment income ratios throughout the years indicated for Separate Account No. 4. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the years indicated.

                           Year Ended December 31,
                        ----------------------------
                        2018  2017  2016  2015  2014
                        ----  ----  ----  ----  ----
Separate Account No. 4. 1.46% 1.46% 1.64% 1.61% 1.64%

10.Subsequent Events

   All material subsequent transactions and events have been evaluated for the period after the balance sheet date through April 15, 2019, the date on which the financial statements were available to be issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-22

Members Retirement Program

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2019




--------------------------------------------------------------------------------


This Statement of Additional Information (''SAI'') is not a prospectus. You should read this SAI in conjunction with AXA Equitable's prospectus dated May 1, 2019 for the Members Retirement Program.


A copy of the prospectus to which this SAI relates is available at no charge by writing to AXA Equitable at Box 4875, Syracuse, New York 13221 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.


Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2019 to which this SAI relates.


           TABLE OF CONTENTS
                                                                PAGE
                                                              IN SAI

           Who is AXA Equitable?                                   2

           Funding of the Program                                  2

           Your responsibilities as employer                       2

           Procedures for withdrawals, distributions and
             transfers                                             2

           Provisions of the IRS Pre-Approved Plan                 6

           Investment restrictions and certain investment
             techniques applicable to the AllianceBernstein
             Growth Equity, AllianceBernstein Mid Cap Growth
             and AllianceBernstein Balanced Funds                  8

           Portfolio holdings policy for the Pooled Separate
             Accounts                                              9

           Fund transactions                                      10

           Investment management and accounting fee               11

           Portfolio managers' information
             (AllianceBernstein Growth Equity Fund,
             AllianceBernstein Mid Cap Growth Fund and
             AllianceBernstein Balanced Fund)                     12

           Investment professional conflict of interest
             disclosure                                           15

           Portfolio manager compensation                         15

           Distribution of the contracts                          16

           Custodian                                              16

           Independent registered public accounting firm          16

           AXA Equitable                                          17

           Financial statements index                             24

           Financial statements                                FSA-1




            Copyright 2019 by AXA Equitable Life Insurance Company,

            1290 Avenue of the Americas, New York, New York 10104.
                             All rights reserved.


                                                                        #646115

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed under your contract.


FUNDING OF THE PROGRAM

The Program is primarily funded through a group annuity contract issued by AXA Equitable. The Trustee holds the contract for the benefit of employers and participants in the Program.

YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the IRS Pre-Approved Plan, you as the employer and plan administrator will have certain responsibilities, including:

..   sending us your contributions at the proper time and in the proper format
    (including contribution type and fiscal year);

..   maintaining all personnel records necessary for administering your plan;

..   determining who is eligible to receive benefits;

..   forwarding to us and, when required signing, all the forms your employees are required to submit;

..   distributing summary plan descriptions, confirmation notices, quarterly notices and participant annual reports to your employees and former employees;

..   distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

..   filing an annual information return for your plan with the Department of
    Labor, or Internal Revenue Service if required;

..   providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

..   determining the amount of all contributions for each participant in the plan;

..   forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as administratively feasible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.) The Department of Labor provides that if any employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.

..   selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

..   providing us with written instructions for allocating amounts in the plan's forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.


We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Retirement Plan Account Manager at 1-800-526-2701 or write to us at Box 4875, Syracuse, New York 13221.


PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS

PRE-RETIREMENT WITHDRAWALS. Under the IRS Pre-Approved Plan, self-employed persons generally may not receive a distribution prior to age 59 1/2, and employees generally may not receive a distribution prior to severance from employment. However, if the Plans are maintained as profit sharing plans, you may request distribution of benefits after you reach age 59 1/2 even if you are still working, as long as you are 100% vested.


If the IRS Pre-Approved Plan is maintained as a 401(k) plan and you are under age 59 1/2, you may withdraw your own 401(k) elective deferral contributions (either pre-tax or Roth), only if you demonstrate financial hardship within the meaning of applicable income tax regulations and the employer has elected this option on its adoption agreement. In a 401(k) plan, a distribution on account of a hardship is limited to the maximum distributable amount. After 2018, the hardship withdrawal rules may be liberalized regarding the withdrawal sources. Each withdrawal must be at least $1,000 (or, if less, your entire account balance or the amount of your hardship withdrawal under a 401(k) plan). If your employer terminates the plan, all amounts (subject to Guaranteed Rate Account restrictions) may be distributed to participants at that time (except elective deferral contribution amounts including Roth if there is a successor plan).


You may withdraw all or part of your Account Balance under the IRS Pre-Approved Plan attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See ''Tax information'' in the prospectus. If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as ''designated Roth contributions'', which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the ''Benefit Distributions'' discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain investment funds may be delayed if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under the IRS Pre-Approved Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.

Under an individually designed plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits Form.


Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Retirement Plan Account Manager can provide you or your employer with information.


MANDATORY CASHOUTS. The Internal Revenue Code of 1986 (Code) provides that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must roll over such distribution to an individual retirement plan and must provide the plan participant with notice of such direct rollover.

DEATH BENEFITS. If a participant in the IRS Pre-Approved Plan dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the participant's surviving children. If the participant has no surviving children, the participant's vested benefit will be paid to the participant's estate.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING.


All ''eligible rollover distributions'' are subject to mandatory federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to an "eligible retirement plan" which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements ("IRAs"), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions from qualified plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.


An ''eligible rollover distribution'' is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

..   hardship withdrawals;

..   certain corrective distributions under Code Section 401(k) plans;

..   loans that are treated as distributions;

..   to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant's surviving spouse;

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse;

..   a direct rollover to an inherited IRA maintained for the benefit of the beneficiary; and

..   required minimum distributions under Code Section 401(a)(9).

If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an ''eligible rollover distribution,'' we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.


PREMATURE WITHDRAWALS AND TRANSFERS FROM THE GRA. Transfers may not be made from the GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from the GRA prior to maturity in order to obtain a plan loan.

There are no withdrawal restrictions on amounts from the GRA for hardship, in-service, plan transfer or plan termination. There are no penalties on amounts withdrawn from the GRA.

MATURING GRA. You may arrange in advance for the reinvestment of your maturing GRA into one of the other investment options. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.) Maturing GRA allocation changes can only be requested by submitting a GRA Maturity Allocation Form to the Trustees.


..   The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).


..   If you did not provide GRA maturity instructions, your maturing GRA will be allocated to your plan's QDIA. You can, however, change that election at anytime by following the above.

DISTRIBUTIONS APPLICABLE TO GIO UPON PLAN TERMINATION OR OWNER TERMINATION OF CONTRACT. In the event of Plan termination or Owner termination of participation in the Contract, withdrawals from the GIO and any Benefit Distributions will be available and paid in accordance with the terms of the Contract (including applicable riders). Please see the Contract (including applicable riders) for information.

PLAN-INITIATED WITHDRAWALS AND THE MARKET VALUE ADJUSTMENT. The Market Value Adjustment only applies to certain withdrawals from the GIO that may occur if
(1) the Plan terminates, in whole or in part, without immediate establishment of a successor plan sponsored by the Employer or (2) the Owner terminates its participation in the contract. Except as described below, we will generally pay such post-termination withdrawals in annual installments over a five-year period, and those withdrawals will not be subject to any Market Value Adjustment.

A Market Value Adjustment will apply only when, following a termination described in clause (1) or (2) above, we (a) elect to pay any amount withdrawn from the Guaranteed Interest Option in a single lump sum in lieu of installment payments (in which case the MVA cannot exceed 7%) or (b) agree, in our discretion, to make such a single lump sum payment in lieu of installment payments at the request of the Owner (if clause (1) applies) or the Employer (if clause (2) applies). Absent such a request, however, we generally do not have the right to elect to make such a single lump sum payment unless the aggregate amount held in the GIO with respect to the plan is less than $1,000,000.

After any applicable Market Value Adjustment, no single lump sum payment will not be less than the sum of (a) all amounts, other than interest, allocated or transferred to the Guaranteed Interest Option with respect to the Participant and not subsequently withdrawn, transferred or deducted therefrom, and (b) interest earned on such amounts, accrued at the respective minimum guaranteed rate.

The term "Market Value Adjustment" means the greater of (A) zero, and (B) a percentage equal to:

(i)the sum of all market value adjustments for quarterly generations in the Guaranteed Interest Option, as determined pursuant to the next paragraph, with respect to the Plan as of the "Effective Date of Withdrawal," divided by

(ii)the amount held in the Guaranteed Interest Option with respect to the Plan as of the Effective Date of Withdrawal.

For purposes of such calculation, the Guaranteed Interest Option will be deemed to consist of a series of quarterly generations ("QGs"), one for each calendar quarter during which the Plan participated in the Guaranteed Interest Option.

The Market Value Adjustment for each such quarterly generation is the product of (A), (B) and (C) as follows:

(A)the amount of the Plan's "net cash flow" in the given quarterly generation as of the Effective Date of Withdrawal;

(B)the rate equal to

   (1)the interest rate, as of the applicable "Calculation Date," for a five-year Treasury bond, minus

   (2)the "average interest rate," during the calendar quarter in which such quarterly generation was first established, for five-year Treasury bonds, less up to 0.25%, subject to the following provisions of this subsection;

(C)the fraction equal to the number of calendar days from the Effective Date of Withdrawal which occasioned this calculation to the maturity date for the given quarterly generation divided by 365. Such maturity date will be the quinquennial anniversary of the first Business Day of the given quarterly generation.

"Effective Date of Withdrawal" for this purpose means the Business Day on which we are to make payment of the requested withdrawal.

"Calculation Date" for this purpose means the Business Day on which AXA Equitable receives the Owner's request for payment or, if that day is not a Business Day, we will use the next Business Day.

The "average interest rate" with respect to a given quarterly generation whose first Business Day was more than five years before the Calculation Date will be the average interest rate for the most recent calendar quarter whose first Business Day was a quinquennial anniversary of the first Business Day of the given quarterly generation.

The Plan's "net cash flow" in a given quarterly generation is the sum of all allocations (including interest credited) and transfers to, minus all withdrawals, deductions and transfers from, the Guaranteed Interest Option with respect to such quarterly generation. We may, to the extent that such data are unavailable on the Calculation Date, estimate the applicable amount on the basis of appropriate historical data. The interest rate on a five-year Treasury bond will be determined by using the applicable rate of interest (on an annual effective yield basis) specified in the United States Treasury Department's Constant Maturity Series for that date. If the interest rate associated with a five-year Treasury bond is not available in that series, the rate will be determined by linear interpolation between the next lower and next higher available maturities. The source for the United States Treasury Department's Constant Maturity Series will be the Federal Reserve Statistical Release F.15 Bulletin. If for any reason this series is not available, the interest rate will be based on a comparable series.

We may at any time substitute a bond of different maturity for the five-year Treasury bond referred to in this subsection, provided that (i) any such change will apply only to Plans which begin participation under this Contract after such change, and (ii) such change will be made by advance written notice to the Owner. In such event, the references in this subsection to "five years" and "quinquennial anniversary" will be deemed to have been correspondingly changed.

Expressed as a formula, the Market Value Adjustment is equal to:

MVA = Greater of zero or ($MVA) / (GIO account value on the Effective Date of Withdrawal)

where:

$MVA =  greater of zero or (sigma) QMVAs

For each quarterly generation, the QMVA can be calculated as follows:

QMVA = (Employer plan's Net Cash Flow in GIO) x (Calculation Date Rate - QG Average Rate) x (MVA period / 365)

Net Cash Flow:

Within a given calendar quarter, the net cash flow (at plan level) equals (a) -
(b), where:

(a) =    sumof all contributions, interest credited, and transfers into the
            GIO; and

(b) =    sumof all withdrawals, deductions and transfers from the GIO.

In other words, Net Cash Flow equals the net change in the GIO account balance for the entire plan.

Quarterly Generation (QG):

Each calendar quarter in which a plan participates in the GIO constitutes a "quarterly generation".

Maturity Date for a Quarterly Generation:

Each quarterly generation matures 5 years from the first Business Day of the quarterly generation, i.e., its "quinquennial anniversary".



QG Average Rate:

The average rate of the 5-year Treasury bond during the calendar quarter beginning the 5-year period containing the time of withdrawal. The beginning of the 5-year period is either (a) the first business day of the calendar quarter of the QG, if the Calculation Date is less than 5 years from the first business day of the QG, or (b) the first business day of the most recent calendar quarter whose first business day was a quinquennial anniversary of the first business day of the QG. For example, if the withdrawal was made within the first five years after the QG, then the average rate for the calendar quarter of the QG is chosen. Similarly, if the withdrawal is made more than five years after the QG, but less than ten years after the QG, then the average rate for the calendar quarter of the QG + 5 years is chosen. AXA reserves the right to reduce the five-year bond rate by 0.25%.

Calculation Date Rate:

The 5-year treasury bond rate as of the Calculation Date.



MVA period:

The number of calendar days from the Effective Date of Withdrawal to the maturity date of the QG.

The following example illustrates a hypothetical MVA calculation:



Initial QG Calendar Quarter Beginning:    07/01/2015

Contribution:                             07/15/2015

Contribution Amount:                      $10,000.00

Effective Date of Withdrawal:             05/10/2017

GIO Account Value at Date of Withdrawal:  $10,995.00

Calculation Date Rate:                    6.50%



-----------------------------------------------------------------------------------------------------
                QG        QG     CURRENT    MVA
    NET CASH BEGINNING  AVERAGE  MATURITY  PERIOD
QG    FLOW     DATE      RATE      DATE    (DAYS)  QMVA                QMVA CALCULATION
-----------------------------------------------------------------------------------------------------
1   $10,100  07/01/2015  4.90%  06/30/2020  1147  $507.82 QMVA1 = 10100 x (0.065-0.049) x (1147/365)
-----------------------------------------------------------------------------------------------------
2   $   125  10/01/2015  4.90%  09/30/2020  1239  $  6.79 QMVA2 = 125 x (0.065-0.049) x (1239/365)
-----------------------------------------------------------------------------------------------------
3   $   130  01/01/2016  5.20%  12/31/2020  1331  $  6.16 QMVA3 = 130 x (0.065-0.052) x (1331/365)
-----------------------------------------------------------------------------------------------------
4   $   135  04/01/2016  5.40%  03/31/2021  1421  $  5.78 QMVA4 = 135 x (0.065-0.054) x (1421/365)
-----------------------------------------------------------------------------------------------------
5   $   140  07/01/2016  6.00%  06/30/2021  1512  $  2.90 QMVA5 = 140 x (0.065-0.06) x (1512/365)
-----------------------------------------------------------------------------------------------------
6   $   145  10/01/2016  6.00%  09/30/2021  1604  $  3.19 QMVA6 = 145 x (0.065-0.06) x (1604/365)
-----------------------------------------------------------------------------------------------------
7   $   150  01/01/2017  6.10%  12/31/2021  1696  $  2.79 QMVA7 = 150 x (0.065-0.061) x (1696/365)
-----------------------------------------------------------------------------------------------------
8   $    70  04/01/2017  6.20%  03/31/2022  1786  $  1.03 QMVA8 = 70 x (0.065-0.062) x (1786/365)
-----------------------------------------------------------------------------------------------------
    $10,995                                       $536.46
-----------------------------------------------------------------------------------------------------

    $MVA = sum of the QMVAs = $536.46
    MVA = $536.46 / $10,995.00 = 4.879127%



In this example, the total funds returned after the application of the $536.46 Market Value Adjustment is $10,458.54.

PROVISIONS OF THE IRS PRE-APPROVED PLAN

PLAN ELIGIBILITY REQUIREMENTS. Under the IRS Pre-Approved Plan, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor (''DOL'') rules generally require that the employer contribute participants' salary deferral contribution amounts, including designated Roth contributions if applicable, (or any non-Roth post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions. The Department of Labor provides that if an employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

CONTRIBUTIONS TO THE IRS PRE-APPROVED PLAN. The employer makes annual contributions to its plan based on the plan's provisions.

An employer that adopts the IRS Pre-Approved Plan as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on
(a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a non-forfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).

A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis ''Roth 401(k)'' option may be added to a 401(k) plan by an employer. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 59 1/2, death or disability.


For 2019, a ''highly compensated'' employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $125,000 from the business. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $19,000 for 2019 reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred
Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2019 is $13,000.

The additional ''catch-up'' elective deferral for 2019 is up to $6,000 which can be made by any employees who are at least age 50 at any time during 2019.


Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and
(b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.

If the employer adopts the IRS Pre-Approved Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.


Under any type of plan, an employer must disregard compensation in excess of $280,000 in 2019 in making contributions. This amount will generally be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2019, ''key employee'' means (a) an officer of the business with earnings of more than $180,000 or (b) an owner of more than 5% of the business, or (c) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.


Certain plans may also permit participants to make non-Roth post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. BEFORE PERMITTING ANY HIGHLY-COMPENSATED EMPLOYEE TO MAKE POST-TAX CONTRIBUTIONS, THE EMPLOYER SHOULD VERIFY THAT IT HAS PASSED ALL NON-DISCRIMINATION TESTS. If an employer employs only ''highly compensated'' employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that are based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.


Contributions (including forfeiture amounts) for each participant in 2019 may not exceed the lesser of (a) $56,000 and (b) 100% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.


Each participant's Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer's plan. Our records will also reflect each participant's percentage of vesting (see below) in his/her Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant's Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or
(b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plan Document, to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to the state income tax.


ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Automated Voice Response System or accessing the website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral). IF WE HAVE NOT RECEIVED VALID INSTRUCTIONS, WE WILL ALLOCATE CONTRIBUTIONS TO THE PLAN'S QUALIFIED DEFAULT INVESTMENT ATERNATIVE WHICH IS THE EQ/MODERATE ALLOCATION PORTFOLIO, UNLESS THE PLAN HAS ELECTED AN ALTERNATIVE INVESTMENT OPTION(S). You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.


If you do not submit investment instructions, you will be treated as exercising actual control over your assets and the Plan's fiduciary will not be subject to fiduciary liability under ERISA if the Plan's fiduciary makes investments in default investment options in accordance with rules provided by the DOL. DOL has published final regulations that, consistent with the Pension Protection Act of 2006, instruct the Plan sponsors that the default investments must include a mix of asset classes consistent with capital preservation, long term capital appreciation or a blend of both. In order for this exemption to apply to the Plan's fiduciary, the fiduciary must select qualified default investment alternatives as defined in the regulations and the Plan must provide notice to participants of their rights and obligations within a reasonable time before the beginning of each plan year.

THE IRS PRE-APPROVED PLAN AND SECTION 404(C) OF ERISA. The IRS Pre-Approved Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Compliance with the requirements of Section 404(c) of ERISA and the related DOL regulation may relieve plan fiduciaries of liability for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

The IRS Pre-Approved Plan is intending to comply with Section 404(c) must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the IRS Pre-Approved Plan provide the broad range of investment choices and information needed in order to meet the requirements of
Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the IRS Pre-Approved Plan. If a participant is ''vested,'' the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is non-forfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the IRS Pre-Approved Plan unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:

-------------------------------------------------------------------------------------
                                                   SCHEDULE A SCHEDULE B SCHEDULE C
-------------------------------------------------------------------------------------
                    YEARS OF                         VESTED     VESTED     VESTED
                     SERVICE                       PERCENTAGE PERCENTAGE PERCENTAGE
-------------------------------------------------------------------------------------
                        1                               0%         0%       100%
                        2                              20          0        100
                        3                              40        100        100
                        4                              60        100        100
                        5                              80        100        100

                        6                             100        100        100
-------------------------------------------------------------------------------------

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule C.

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Employer contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ''graded vesting'' schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

INVESTMENT RESTRICTIONS AND CERTAIN INVESTMENT TECHNIQUES APPLICABLE TO THE ALLIANCEBERNSTEIN GROWTH EQUITY, ALLIANCEBERNSTEIN MID CAP GROWTH AND ALLIANCEBERNSTEIN BALANCED FUNDS

(FOR AN EXPLANATION OF THE INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS OTHER THAN THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND, THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND AND THE ALLIANCEBERNSTEIN BALANCED FUND, SEE ''INVESTMENT RESTRICTIONS'' IN THE APPLICABLE TRUST STATEMENT OF ADDITIONAL INFORMATION.)

None of the AllianceBernstein Mid Cap Growth, AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds will:

..   trade in foreign exchanges (except the AllianceBernstein Balanced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio;

..   trade in commodities or commodity contracts (except the AllianceBernstein
    Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

..   make an investment in order to exercise control or management over a company;

..   underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

..   make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

..   purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges;

..   have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

..   purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

..   make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

..   invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.

The AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The AllianceBernstein Growth Equity Fund will not purchase or write puts and calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).

The following investment techniques may be used by the AllianceBernstein Balanced Fund:

Mortgage-related securities -- The AllianceBernstein Balanced Fund may invest in mortgage-related securities (including agency and nonagency fixed, ARM and hybrid pass throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls).

Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or ''GNMA''), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation (''FNMA'') or the Federal Home Loan Mortgage Corporation (''FHLMC''), which were until recently supported only by discretionary authority of the U.S. Government to purchase the agency's obligations and are now guaranteed by Preferred Stock Purchase Agreements (each a "PSPA") under which, if the Federal Housing Finance Agency ("FHFA") determines that FNMA's or FHLMC's liabilities have exceeded its assets under Generally Accepted Accounting Principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized Mortgage Obligations -- The AllianceBernstein Balanced Fund may invest in collateralized mortgage obligations (''CMOs''). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-though securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-Backed Securities -- The AllianceBernstein Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations.

The AllianceBernstein Balanced Fund may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-U.S. Debt -- The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Hedging Transactions -- The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

Zero-Coupon Bonds -- The AllianceBernstein Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero-coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase Agreements -- Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or ''primary dealers'' (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investments may be made in repurchase agreements pertaining to the marketable obligations of, or marketable obligations guaranteed by, the United States Government, its agencies or instrumentalities.

Foreign Currency Forward Contracts -- The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the ''Separate Accounts'') to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 30 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contract-holders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient not to trade on the non-public information. Neither AXA Equitable nor its investment advisor, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have on-going arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, and Donnelley Financial Solutions. Each of these arrangements provides for on-going disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. We will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.

FUND TRANSACTIONS


The AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are charged for securities brokers' commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers are selected by AllianceBernstein L.P. (''AllianceBernstein''). For 2018, 2017 and 2016, the AllianceBernstein Growth Equity Fund paid $881, $1,010 and $1,527, respectively, in brokerage commissions; the AllianceBernstein Mid Cap Growth Fund paid $5,333, $4,276 and $13,970, respectively, in brokerage commissions; and the AllianceBernstein Balanced Fund paid $8,837, $7,912 and $11,328, respectively, in brokerage commissions.


AllianceBernstein seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein and AXA Equitable. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as ''low touch'' trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access
(DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

AllianceBernstein also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, AllianceBernstein selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the AllianceBernstein Growth Equity, AllianceBernstein Mid/Cap Growth and AllianceBernstein Balanced Funds during 2018, $0, $3,967 and $7,718, respectively, were paid to brokers providing research services on transactions of $35,276,087, $31,640,888, $67,371,713, respectively.


AllianceBernstein periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts AllianceBernstein manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by AllianceBernstein. AllianceBernstein has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that AllianceBernstein will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. AllianceBernstein may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by AllianceBernstein may be used in servicing all accounts under their management, including AXA Equitable's accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), AllianceBernstein seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, AllianceBernstein may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or AllianceBernstein may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts AllianceBernstein manages, we or AllianceBernstein may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of AXA Premier VIP Trust, EQ Advisors Trust, and 1290 Funds(R), see the statement of additional information for each Trust for information concerning the portfolio transactions of the Portfolios.

INVESTMENT MANAGEMENT AND ACCOUNTING FEE

The table below shows the investment management and financial accounting fees paid under the Program during each of the last three years. See ''Fee table''
section in the prospectus.


-------------------------------------------------------------------------------
FUND                                                   2018     2017     2016
-------------------------------------------------------------------------------
AllianceBernstein Growth Equity                      $117,067 $108,698 $101,346
-------------------------------------------------------------------------------
AllianceBernstein Mid Cap Growth                     $145,802 $127,620 $126,772
-------------------------------------------------------------------------------
AllianceBernstein Balanced                           $116,378 $120,806 $122,776
-------------------------------------------------------------------------------

PORTFOLIO MANAGERS' INFORMATION (ALLIANCEBERNSTEIN GROWTH EQUITY FUND, ALLIANCEBERNSTEIN MID CAP GROWTH FUND AND ALLIANCEBERNSTEIN BALANCED FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.


---------------------------------------------------------------------------------------------
          ALLIANCEBERNSTEIN GROWTH EQUITY FUND, SEPARATE ACCOUNT NO. 4 (''FUND'')
                            ALLIANCEBERNSTEIN L.P. (''ADVISER'')
                            INFORMATION AS OF DECEMBER 31, 2018
---------------------------------------------------------------------------------------------


                               (a)(2)For each person identified in column (a)(1), the number of other accounts of the Adviser managed by the person within each category below and the total assets in the accounts
                                     managed within each category below
                               -----------------------------------------------------------------
                                 Registered
                                 Investment               Other Pooled            Other
                                  Companies              Investment Vehicles    Accounts
                               -----------------------------------------------------------------
(a)(1)  Portfolio manager(s)    Number          Total     Number    Total     Number    Total
        of the Adviser named      of            Assets      of      Assets      of      Assets
        in the prospectus      Accounts         ($MM)    Accounts   ($MM)    Accounts   ($MM)
------------------------------------------------------------------------------------------------
Judith A. DeVivo                  26            20,065      32      5,729      365      34,874
------------------------------------------------------------------------------------------------


                               (a)(3)For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the
                                     account
                               -------------------------------------------------------------------
                                 Registered
                                 Investment                Other Pooled            Other
                                  Companies              Investment Vehicles      Accounts
                               -------------------------------------------------------------------
(a)(1)  Portfolio manager(s)    Number          Total     Number     Total     Number     Total
        of the Adviser named      of            Assets      of       Assets      of       Assets
        in the prospectus      Accounts         ($MM)     Accounts   ($MM)     Accounts    ($MM)
--------------------------------------------------------------------------------------------------
Judith A. DeVivo                  --              --        --         --         1        207
--------------------------------------------------------------------------------------------------


For a description of any material conflicts, please see ''Investment professional conflict of interest'' later in the SAI.

For compensation information, please see ''AllianceBernstein's compensation program'' later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

--------------------------------------------------------------------------------------------
                                           $10,001- $50,001- $100,001- $500,001-  OVER
PORTFOLIO MANAGER         NONE  $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
--------------------------------------------------------------------------------------------
Judith A. DeVivo           X
--------------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.

JUDITH A. DEVIVO -- SENIOR PORTFOLIO MANAGER -- INDEX STRATEGIES


Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location:
New York



-----------------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN MID CAP GROWTH FUND, SEPARATE ACCOUNT NO. 3 (''FUND'')
                          ALLIANCEBERNSTEIN L.P. (''ADVISER'')
                          INFORMATION AS OF DECEMBER 31, 2018
-----------------------------------------------------------------------------------------


                                  (a)(2)For each person identified in column (a)(1), the number of other accounts of the Advisor managed by the person within each category below and the total assets in the accounts
                                        managed within each category below
                                  -----------------------------------------------------------------
                                    Registered
                                    Investment               Other Pooled            Other
                                     Companies              Investment Vehicles    Accounts
                                  -----------------------------------------------------------------
(a)(1)  Portfolio manager(s)       Number          Total     Number    Total     Number    Total
        of the Adviser named         of            Assets      of      Assets      of      Assets
        in the Fund prospectus    Accounts         ($MM)    Accounts   ($MM)    Accounts   ($MM)
---------------------------------------------------------------------------------------------------
John H. Fogarty                      21            12,775      15      6,929     2,833     2,832
---------------------------------------------------------------------------------------------------


                                  (a)(3)For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of
                                        the account
                                  ----------------------------------------------------------------
                                    Registered               Other Pooled
                                    Investment                Investment             Other
                                     Companies                 Vehicles             Accounts
                                  ----------------------------------------------------------------
(a)(1)  Portfolio manager(s)       Number          Total     Number    Total     Number    Total
        of the Adviser named         of            Assets      of      Assets      of      Assets
        in the Fund prospectus    Accounts         ($MM)    Accounts   ($MM)     Accounts  ($MM)
--------------------------------------------------------------------------------------------------
John H. Fogarty                      --              --        --        --        --        --
--------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see ''Investment professional conflict of interest disclosure'' later in the SAI.

For compensation information, please see ''Portfolio manager compensation'' later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

-----------------------------------------------------------------------------------------
                                        $10,001- $50,001- $100,001- $500,001-  OVER
PORTFOLIO MANAGER      NONE  $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
-----------------------------------------------------------------------------------------
John H. Fogarty         X
-----------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal fundamental and quantitative research staff.

JOHN H. FOGARTY, CFA -- PORTFOLIO MANAGER -- US GROWTH EQUITIES

John H. Fogarty is a Senior Vice President and Portfolio Manager for US Growth Equities, a position he has held since 2009. He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder. Location: New York


--------------------------------------------------------------------------------------------------
               ALLIANCEBERNSTEIN BALANCED FUND, SEPARATE ACCOUNT NO. 10 (''FUND'')
                              ALLIANCEBERNSTEIN L.P. (''ADVISER'')
                               INFORMATION AS OF DECEMBER 31, 2018
--------------------------------------------------------------------------------------------------


                                (a)(2)For each person identified in column (a)(1), the number of other accounts of the Advisor managed by the person
                                      within each category below and the total assets in the
                                      accounts managed within each category below
                                -----------------------------------------------------------------
                                  Registered               Other Pooled
                                  Investment                Investment             Other
                                   Companies                 Vehicles            Accounts
                                -----------------------------------------------------------------
(a)(1)  Portfolio manager(s)     Number          Total     Number    Total     Number    Total
        of the Adviser named       of            Assets      of      Assets      of      Assets
        in the prospectus       Accounts         ($MM)    Accounts   ($MM)    Accounts   ($MM)
-------------------------------------------------------------------------------------------------
Greg Wilensky                      32             8,925      30      4,311      119       5,962
-------------------------------------------------------------------------------------------------
Joshua Lisser                      26            20,127      32      5,729      370      35,017
-------------------------------------------------------------------------------------------------
Ben Sklar                          27            20,141      32      5,729      365      34,874
-------------------------------------------------------------------------------------------------
Janaki Rao                         --                --       6      3,211        1         203
-------------------------------------------------------------------------------------------------
Judith DeVivo                      26            20,127      32      5,729      370      35,017
-------------------------------------------------------------------------------------------------


                                (a)(3)For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the
                                      account
                                -------------------------------------------------------------------
                                   Registered                Other Pooled
                                   Investment                 Investment             Other
                                   Companies                   Vehicles             Accounts
                                -------------------------------------------------------------------
(a)(1)  Portfolio manager(s)     Number           Total     Number     Total     Number     Total
        of the Adviser named       of             Assets      of       Assets      of       Assets
        in the prospectus        Accounts          ($MM)    Accounts    ($MM)    Accounts    ($MM)
---------------------------------------------------------------------------------------------------
Greg Wilensky                      --               --        --         --         3        422
---------------------------------------------------------------------------------------------------
Joshua Lisser                      --               --        --         --         1        207
---------------------------------------------------------------------------------------------------
Ben Sklar                          --               --        --         --         1        207
---------------------------------------------------------------------------------------------------
Janaki Rao                         --               --        --         --         1        203
---------------------------------------------------------------------------------------------------
Judith DeVivo                      --               --        --         --         1        207
---------------------------------------------------------------------------------------------------


For a description of any material conflicts, please see ''Investment professional conflict of interest'' later in the SAI.

For compensation information, please see ''AllianceBernstein's compensation program'' later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):


-----------------------------------------------------------------------------------------------
                                              $10,001- $50,001- $100,001- $500,001-  OVER
PORTFOLIO MANAGER             NONE $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
-----------------------------------------------------------------------------------------------
Joshua Lisser                  X
-----------------------------------------------------------------------------------------------
Greg Wilensky                  X
-----------------------------------------------------------------------------------------------
Judith A. DeVivo               X
-----------------------------------------------------------------------------------------------
Ben Sklar                      X
-----------------------------------------------------------------------------------------------
Janaki Rao                     X
-----------------------------------------------------------------------------------------------


AllianceBernstein Balanced Fund, Separate Account No. 10 (''Fund'') is managed by the following team members:

JOSHUA LISSER -- HEAD -- INDEX STRATEGIES

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University.
Location: New York

GREG WILENSKY, CFA -- DIRECTOR -- US MULTI-SECTOR FIXED INCOME, US INFLATION-LINKED FIXED INCOME, STABLE VALUE INVESTMENTS


Greg Wilensky is the Director and Lead Portfolio Manager of AB's US Multi-Sector Fixed Income team, a position he has held since 2007. He has also been responsible for the firm's US Inflation-Linked Fixed Income portfolios since 1999 and the firm's stable value investments business since 1998. A Senior Vice President, Wilensky co-chairs the Securitized Asset and Liquid Markets research review meetings. Prior to joining AB in 1996, he was a treasury manager in the Corporate Finance Group at AT&T. Wilensky holds a BS in business administration from Washington University and an MBA from the University of Chicago. He is a member of the CFA Society New York and a CFA charterholder. Location: New York

SHAWN KEEGAN -- PORTFOLIO MANAGER -- CREDIT

Shawn Keegan is a Senior Vice President and a member of the Credit portfolio-management team, focusing on US and global portfolios. He is also a member of both the US Multi-Sector and the Canada Fixed Income portfolio-management teams, where he specializes in credit. Keegan first joined AB in 1997 as a portfolio assistant. He then spent a year at Aladdin Capital as a trader before rejoining the firm in 2001 as part of the US Multi-Sector team. Keegan holds a BS in finance from Siena College. Location: New York

JUDITH A. DEVIVO -- SENIOR PORTFOLIO MANAGER -- INDEX STRATEGIES


Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location:
New York


MICHAEL S. CANTER -- DIRECTOR -- US MULTI-SECTOR AND SECURITIZED ASSETS

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB's Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm's investments in agency mortgage-backed securities (MBS), credit risk-transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

BEN SKLAR -- PORTFOLIO MANAGER -- INDEX STRATEGIES


Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

JANAKI RAO -- PORTFOLIO MANAGER AND HEAD -- AGENCY MORTGAGE-BACKED SECURITIES RESEARCH

Janaki Rao is a Senior Vice President, Portfolio Manager and Head of Agency Mortgage-Backed Securities Research, where he oversees agency mortgage-backed securities (MBS) research, including fundamental and relative-value research. He brings decades of experience to AB, with a focus on MBS and US interest-rate strategies. Before joining the firm, Rao spent seven years in the US Interest Rate Strategy Group at Morgan Stanley, where he was responsible for covering the agency MBS market, including publishing for the flagship weekly publication, and generating ad hoc reports on breaking news, in-depth analysis of emerging trends and product primers. He also engaged with policymakers on various issues related to housing finance. Prior to joining Morgan Stanley, Rao ran the advance pricing, debt and derivatives trading desk at the Federal Home Loan Bank of New York. He holds a BA in economics from Delhi University and an MBA in finance from the Zicklin School of Business at Baruch College. Location:
New York

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST DISCLOSURE

As an investment advisor and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

EMPLOYEE PERSONAL TRADING

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

ALLOCATING INVESTMENT OPPORTUNITIES

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

PORTFOLIO MANAGER COMPENSATION

AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The program is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i)Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)Discretionary incentive compensation in the form of an annual cash bonus:
    AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/ her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any predetermined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

(iii)Discretionary incentive compensation in the form of awards under AllianceBernstein's Incentive Compensation Awards Plan (''deferred awards''): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein's publicly traded units or deferred cash (the option to take an award in deferred cash is limited to a certain portion of the total award), vest over a four-year period. The awards are generally forfeited if the employee resigns to work for a competitor of AllianceBernstein.

CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN

The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

DISTRIBUTION OF THE CONTRACTS

Employees of AXA Equitable perform all marketing and service functions under the contract. AXA Equitable pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from 0.40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to these AXA Equitable employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.


CUSTODIAN


JPMorgan Chase Bank, N.A. is the custodian for the shares of the Investment Trusts owned by Separate Accounts No. 3, 4 and 10. There is no custodian for the shares of the Investment Trusts owned by Separate Account No. 66.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Accounts at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.

DIRECTORS AND PRINCIPAL OFFICERS




-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Thomas Buberl                          Thomas Buberl is currently Chief
AXA                                    Executive Officer and a Director of AXA
25, Avenue Matignon                    since September 2016. He served as
75008 Paris, France                    Deputy Chief Executive Officer of AXA
                                       from March 2016 through August 2016.
                                       Prior to this appointment, he was Chief
                                       Executive Officer of AXA Germany (AXA
                                       Konzern AG), CEO of AXA Life & Savings
                                       and Health Global Business Lines and a
                                       member of the AXA Management Committee.
                                       Mr. Buberl started his career at the
                                       Boston Consulting Group as a consultant
                                       for the banking and insurance sector in
                                       Germany and internationally. From 2005
                                       to 2008, he worked for the Winterthur
                                       Group (acquired by AXA in 2006) as a
                                       member of the Management Board of
                                       Winterthur in Switzerland, first as
                                       Chief Operating Officer and then as
                                       Chief Marketing and Distribution
                                       Officer. Mr. Buberl then joined Zurich
                                       Insurance Group where he served as
                                       Chief Executive Officer for Switzerland.
                                       Beginning of 2012, Mr. Buberl joined
                                       AXA as Chief Executive Officer of AXA
                                       Germany and member of the AXA Executive
                                       Committee. In March 2015, he also
                                       joined the AXA Management Committee and
                                       was appointed Chief Executive Officer
                                       of the Global Business Line for the
                                       Health Business, and, in January 2016,
                                       of the Global Business Line for Life &
                                       Savings.
                                       Mr. Buberl has been a Director of AXA
                                       Equitable Holdings, Inc. since
                                       September 2016 and a Director of AXA
                                       Equitable Life Insurance Company and
                                       MONY Life Insurance Company of America
                                       since May 2016. He was Chairman of the
                                       Board of Directors of AXA Financial,
                                       Inc. from February 2017 to May 2018.
                                       Mr. Buberl was formerly a Director of
                                       AXA Financial, Inc. from May 2016 to
                                       May 2018. Mr. Buberl is also Chairman
                                       of the Board of Directors of AXA Leben
                                       AG (Switzerland), AXA Versicherungen AG
                                       (Switzerland), Chairman of the
                                       Supervisory Board of AXA Konzern AG
                                       (Germany) and Member of the Management
                                       Committee of AXA ASIA (France).
                                       Mr. Buberl is also a member of the
                                       Supervisory Board of Bertelsmann SE &
                                       Co. KGaA (Germany).
-------------------------------------------------------------------------------

George Stansfield                      George Stansfield is currently Deputy
AXA                                    Chief Executive Officer (since December
25, Avenue Matignon                    2017) and Group General Secretary of
75008 Paris, France                    AXA in charge of Human Resources,
                                       Public Affairs, Legal, Compliance, GIE
                                       AXA, Corporate Social Responsibility,
                                       the AXA Research Fund and AXA
                                       Liabilities Managers since July 2016.
                                       Starting in 1985, Mr. Stansfield spent
                                       11 years at AXA Equitable Life
                                       Insurance Company based in New York,
                                       where he was a corporate attorney in
                                       the Legal Department specializing in
                                       merger and acquisition transactions
                                       involving financial institutions,
                                       securities law and general corporate
                                       matters. Mr. Stansfield joined AXA's
                                       Group Legal Department in Paris in
                                       1996. He was Head of Group Human
                                       Resources from 2010 to 2016 and Group
                                       General Counsel from 2004 to 2016.
                                       Mr. Stansfield has been a Director of
                                       AXA Equitable Holdings, Inc. since
                                       November 2017 and a Director of AXA
                                       Equitable Life Insurance Company and
                                       MONY Life Insurance Company of America
                                       since May 2017. He was formerly a
                                       Director of AXA Financial, Inc. from
                                       May 2017 to May 2018.
                                       Mr. Stansfield has been a member of AXA
                                       Group's Management Committee since July
                                       2016. He is currently Chairman of the
                                       Supervisory Board of GIE AXA, AXA
                                       Liabilities Managers and Kamet and a
                                       Director or Member of the Management
                                       Committee of AXA Life Insurance Co.,
                                       Ltd. (Japan) and AXA ASIA. In addition,
                                       Mr. Stansfield is a permanent
                                       repesentative of AXA to the board of
                                       AXA Millesimes Finance, Chateau Petit
                                       Village, Chateau Pichon Longueville,
                                       SCI de L'Arlot and Societe Belle
                                       Helene. He also serves as Chairman of
                                       the Management Committee of AXA
                                       Strategic Ventures, Chairman of the
                                       Management Committee of AXA Venture
                                       Partners and is a Trustee of American
                                       Library of Paris.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)





-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Gerald Harlin                          Mr. Harlin concurrently serves as Group
AXA                                    Deputy Chief Executive Officer ("
21, Avenue Matignon                    DIRECTEUR GENERAL ADJOINT"), since
75008 Paris, France                    November 2017, and Group Chief
                                       Financial Officer, since 2010, of AXA.
                                       Mr. Harlin is a Chairman of the Board
                                       of Directors of both AXA Holdings
                                       Belgium SA and AXA Mediterranean
                                       Holdings S.A.U. (Spain). He serves as
                                       Chairman of AXA Oeuvres d'Art and Lor
                                       Patrimoine; serves as Chairman of the
                                       Management Committee of AXA ASIA;
                                       Chairman of the Board of Directors and
                                       Chief Executive Officer of AXA China.
                                       In addition, Mr. Harlin serves as a
                                       Director of AXA Real Estate Investment
                                       Managers; a Member of the Supervisory
                                       Board of AXA Liabilities Managers; and
                                       Chief Executive Officer and Member of
                                       the Management Board of Vinci B.V.
                                       Mr. Harlin is also AXA's permanent
                                       representative to the board of AXA
                                       Investment Managers.
                                       Mr. Harlin has been a Director of AXA
                                       Equitable Holdings, Inc., AXA Equitable
                                       Life Insurance Company and MONY Life
                                       Insurance Company of America since May
                                       2018.
                                       Mr. Harlin has been a member of AXA
                                       Group's Management Committee since July
                                       2016 and a member of AXA's Executive
                                       Committee since July 2008. From 2003 to
                                       2009, Mr. Harlin served as Executive
                                       Vice President, Finance & Control of
                                       AXA. From 1979 to 1990, Mr. Harlin held
                                       various positions with the Total Group.
                                       He was Head of Corporate Finance
                                       Department for North America, Mining &
                                       Chemical Subsidiaries from 1989 to 1990.
-------------------------------------------------------------------------------

Daniel G. Kaye                         Daniel ("Dan") G. Kaye served as
767 Quail Run                          Interim Chief Financial Officer and
Inverness, IL 60067                    Treasurer of HealthEast Care System
                                       from January 2013 to May 2014. Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP, from
                                       which he retired in 2012. Throughout
                                       his time at Ernst & Young, where he was
                                       an audit partner for 25 years, Mr. Kaye
                                       enjoyed a track record of increasing
                                       leadership and operational
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance.
                                       Mr. Kaye has been a Director of AXA
                                       Equitable Holdings, Inc. since May 2018
                                       and a Director of AXA Equitable Life
                                       Insurance Company and MONY Life
                                       Insurance Company of America since
                                       September 2015. He is currently a
                                       member of the Board of Directors of
                                       AllianceBernstein Corporation since May
                                       2017, where he serves as the Chairman
                                       of the Audit Committee and is a member
                                       of the Compensation Committee. In
                                       addition, Mr. Kaye was a member of the
                                       Board of Directors of AXA Insurance
                                       Company from April 2017 to December
                                       2018. He was a Director of AXA
                                       Financial, Inc. from September 2015 to
                                       May 2018.
                                       Mr. Kaye was a member of the Board of
                                       Ferrellgas Partners L.P. from August
                                       2012 to November 2015, where he served
                                       on the Audit Committee (financial
                                       expert) and as Chairman of the
                                       Corporate Governance and Nominating
                                       Committee.
-------------------------------------------------------------------------------

Kristi A. Matus                        Kristi A. Matus served as the Executive
380 Beacon St., #2                     Vice President and Chief Financial &
Boston, MA 02116                       Administrative Officer at athenahealth,
                                       Inc. from July 2014 to May 2016. In
                                       addition to all finance, risk
                                       management, compliance, and audit
                                       functions, she was responsible for
                                       investor relations, human capital
                                       management, real estate, and internally
                                       facing information technology.
                                       Before joining athenahealth, Ms. Matus
                                       served as Executive Vice President of
                                       Government Services at Aetna, Inc. from
                                       February 2012 to July 2013. Prior to
                                       Aetna, she held several senior
                                       leadership roles at United Services
                                       Automobile Association, including
                                       Executive Vice President and Chief
                                       Financial Officer from 2008 to 2012.
                                       Ms. Matus also served as President of
                                       USAA's life insurance and investment
                                       management companies. She began her
                                       career at the Aid Association for
                                       Lutherans where she held various
                                       financial and operational roles for
                                       over a decade.
                                       Ms. Matus is a member of the Board of
                                       Concordia Plan Services since January
                                       2014 and a member of the Board of Tru
                                       Optik Data Corp. since September 2016.
                                       She is a former member of the Board of
                                       Jordan Health Services, Inc. from
                                       November 2016 to December 2018.
                                       Ms. Matus has been a Director of AXA
                                       Equitable Life Insurance Company since
                                       September 2015. She was a Director of
                                       AXA Financial, Inc. and MONY Life
                                       Insurance Company of America from
                                       September 2015 to May 2018.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Karima Silvent                         Ms. Silvent is the Global Head of Human
AXA                                    Resources of AXA since December 2017.
25, Avenue Matignon                    Beforehand, Ms. Silvent served as Human
75008 Paris, France                    Resources Director at AXA France from
                                       July 2016 to November 2017. Prior to
                                       AXA France, she served as Global Human
                                       Resources Partner in support of
                                       Finance, Marketing, IT, Legal,
                                       Communication and Operations
                                       (Distribution) functions at AXA Group
                                       from April 2012 to June 2016. In April
                                       2012, she joined GIE AXA as Global HR
                                       Business Partner for Chief Operating
                                       Office functions (Operations, IT,
                                       Marketing and Distribution) and, in
                                       September 2013, she was appointed
                                       Global HR Director in charge of
                                       workforce transformation, culture,
                                       employer brand and recruiting and also
                                       in charge of talent and executive
                                       career management for support functions
                                       professional families (Finance, Legal &
                                       Compliance, IT, Marketing &
                                       Distribution, Operations, HR and
                                       Communication).
                                       Before joining AXA, Ms. Silvent served
                                       as Head of Operations -- France, member
                                       of the European Executive Committee at
                                       Korian from November 2007 to March
                                       2012. Ms. Silvent began her career at
                                       the French Ministry of Employment and
                                       Health in 1997 as Deputy and then Head
                                       of the National Fund for Employment,
                                       and between 2002 and 2007, she was
                                       Deputy Human Resources Director at the
                                       French state-owned Health Service
                                       (Paris Hospitals).
                                       Ms. Silvent is a member of the Board of
                                       Directors and Chair of the Remuneration
                                       Committee of AXA Mansard, Nigeria.
                                       Ms. Silvent has been a Director of AXA
                                       Equitable Holdings, Inc. since April
                                       2018 and a Director of AXA Equitable
                                       Life Insurance Company and MONY Life
                                       Insurance Company of America since May
                                       2018.
-------------------------------------------------------------------------------

Charles G.T. Stonehill                 Mr. Stonehill is Founding Partner of
Founding Partner                       Green & Blue Advisors LLC. He also
Green & Blue Advisors                  serves as non-executive Vice Chairman
285 Central Park West                  of the Board of Directors of Julius
New York, NY 10024                     Baer Group Ltd. and as a Member of the
                                       Board of Directors of CommonBond LLC in
                                       New York and of PlayMagnus A/S in Oslo
                                       (the company which represents the World
                                       Chess champion Magnus Carlsen's online,
                                       digital and business interests).
                                       Mr. Stonehill has over 30 years'
                                       experience in energy markets,
                                       investment banking and capital markets,
                                       including key positions at Lazard
                                       Freres & Co. LLC, Credit Suisse First
                                       Boston and Morgan Stanley & Co.
                                       Mr. Stonehill served as the Chief
                                       Financial Officer of Better Place Inc.
                                       an Electric Vehicle start-up, from 2009
                                       to 2011, where he was responsible for
                                       its global financial strategy and
                                       capital raising. In his career in
                                       financial services, Mr. Stonehill
                                       served as the Managing Director of
                                       Lazard Freres & Co. LLC and Global and
                                       Head of Lazard Capital Markets from
                                       2002 to 2004. He served as Head of
                                       Investment Banking for the Americas of
                                       Credit Suisse First Boston from 1997 to
                                       2002. He served as the Head of European
                                       Equities and Equity Capital Markets at
                                       Morgan Stanley & Co. Incorporated from
                                       1984 to 1997. He began his career at JP
                                       Morgan in the oil and gas investment
                                       banking group, where he worked from
                                       1978 to 1984. Mr. Stonehill served as
                                       the Non-Executive Chairman of Panmure
                                       Gordon & Co. PLC from 2006 until 2008.
                                       He currently serves as a non-executive
                                       Director of CommonBond LLC, a
                                       marketplace lender originating student
                                       loans. He has been a Director of Bank
                                       Julius Baer & Co. Ltd. since 2006 and
                                       serves on the Audit Committee. He
                                       served as an Independent Director of
                                       The London Metal Exchange Limited from
                                       2005 until 2009. He has represented as
                                       a Board Member many financial services
                                       companies, including as an independent
                                       Director of GAM Holding AG, the LCH
                                       Group Ltd. (LCH Cleamet), and of
                                       Lazard & Co., Limited, among other
                                       companies. He is a Governor of the
                                       Harrow School in the United Kingdom and
                                       a trustee of the Georg Solti Accademia.
                                       Mr. Stonehill has been a Director of
                                       AXA Equitable Holdings, Inc. since
                                       April 2018 and a Director of AXA
                                       Equitable Life Insurance Company since
                                       November 2017. He was a Director of AXA
                                       Financial, Inc. and MONY Life Insurance
                                       Company of America from November 2017
                                       to May 2018.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Bertrand Poupart-Lafarge               Mr. Poupart-Lafarge is the Chief
AXA France                             Financial Officer of AXA France,
313 Terrasse de l'Arache               appointed in January 2019. Prior to
92727 Nanterre Cedex, France           this appointment, he served as Chief
                                       Financial Officer of AXA UK & Ireland
                                       from September 2013 to December 2018
                                       and Interim Chief Executive Officer
                                       from April 2018 to September 2018 of
                                       AXA UK and Ireland. He was previously
                                       Deputy Chief Financial Officer from
                                       September 2012 to September 2013.
                                       Before joining AXA UK & Ireland,
                                       Mr. Poupart-Lafarge served as Executive
                                       Vice President, Chief Investment
                                       Officer and Treasurer at AXA Equitable
                                       Life Insurance Company from September
                                       2011 to September 2012. Prior to AXA
                                       Equitable, he served as Executive Vice
                                       President and Chief Financial Officer
                                       at AXA Canada from April 2010 to
                                       September 2011. Mr. Poupart-Lafarge
                                       began his career at AXA in 1995 holding
                                       multiple financial positions in AXA
                                       France, in particular serving as Chief
                                       Investment Officer from July 2003 to
                                       September 2007 and as Head of
                                       Accounting, Tax, Middle Office and
                                       Treasury from October 2007 to March
                                       2010.
                                       Mr. Poupart-Lafarge is a member of the
                                       Board of Architas Advisory Services
                                       Limited, Architas Limited, Architas
                                       Multi-Manager Limited, AXA Investment
                                       Managers and AXA Banque.
                                       Mr. Poupart-Lafarge has been a Director
                                       of AXA Equitable Holdings, Inc. since
                                       April 2018 and a Director of AXA
                                       Equitable Life Insurance Company and
                                       MONY Life Insurance Company of America
                                       since May 2018.
-------------------------------------------------------------------------------
OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS           FIVE YEARS
-------------------------------------------------------------------------------

Mark Pearson                           Mark Pearson is President and Chief
                                       Executive Officer of AXA Equitable
                                       Holdings, which comprises AXA Equitable
                                       Life, a leading financial services
                                       firm, and AllianceBernstein, a leading
                                       investment management and research
                                       firm. He also serves as Chairman,
                                       President and CEO of AXA Equitable
                                       Life. Under Mr. Pearson's leadership,
                                       the organization is dedicated to
                                       helping clients retire with dignity,
                                       protect their families, and prepare for
                                       their financial future with confidence.
                                       Prior to his current role, Mr. Pearson
                                       served from 2008 to 2011 as the
                                       President and CEO of AXA Japan. He
                                       joined AXA in 1995 with the acquisition
                                       of National Mutual Holdings and was
                                       appointed Regional Chief Executive of
                                       AXA Asia Life in 2001.
                                       Mr. Pearson holds several board
                                       positions within the AXA Equitable
                                       Holdings family of companies, including
                                       AXA Equitable Life, MONY America and
                                       AllianceBernstein Corporation.
                                       Before joining AXA, Mr. Pearson spent
                                       20 years in the insurance sector,
                                       assuming senior management positions at
                                       Hill Samuel, Schroders, National Mutual
                                       Holdings and Friends Provident.
                                       Mr. Pearson is a Fellow of the
                                       Association of Chartered Certified
                                       Accountants.
-------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------
                                       ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS           FIVE YEARS
-------------------------------------------------------------------------------

Nicholas B. Lane                       Nicholas Lane is Senior Executive Vice
                                       President and Head of Life, Retirement
                                       and Wealth Management of AXA Equitable
                                       Holdings, which comprises AXA Equitable
                                       Life, a leading financial services
                                       firm, and AllianceBernstein, a leading
                                       investment management and research
                                       firm. He also serves as President of
                                       AXA Equitable Life and Head of the
                                       firm's life, retirement and wealth
                                       management businesses and its marketing
                                       and digital organization. He is a
                                       member of the AXA Equitable Holdings
                                       management committee.
                                       An industry leader, Mr. Lane has deep
                                       expertise creating product development
                                       and distribution strategies that meet
                                       the evolving needs of clients and
                                       advisors. Most recently, he served as
                                       CEO and President of AXA Life Japan.
                                       Prior to this, he was Senior Executive
                                       Director for AXA Equitable Life and
                                       President of the company's retirement
                                       savings division.
-------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Nicholas B. Lane (cont.)       Mr. Lane joined AXA Equitable Life in
                               2005 as Vice President and founding
                               member of the Strategic Initiatives
                               Group, which was created to enhance
                               growth and efficiency across the
                               company. Earlier in his career,
                               Mr. Lane was a leader in the sales and
                               marketing practice of the global
                               management consulting firm McKinsey &
                               Company.
                               Prior to his career in the private
                               sector, Mr. Lane served in the United
                               States Marine Corps, earning the rank
                               of Captain.
                               In addition to holding numerous AXA
                               board memberships, he has served as
                               Chairman of the Insured Retirement
                               Institute (IRI) and as Director at the
                               Life Insurance Marketing and Research
                               Association (LIMRA).
-----------------------------------------------------------------------

Andrea M. Nitzan               Executive Director, Chief Accounting
                               Officer (since December 2012) and
                               Controller (since November 2014), AXA
                               Equitable Financial Services, LLC and
                               AXA Equitable; prior thereto, Senior
                               Vice President (May 2008 to December
                               2012); Assistant Vice President and
                               Chief of Staff (1996 to May 2008).
                               Executive Vice President, Chief
                               Accounting Officer and Controller
                               (since November 2014), MONY America
                               (since September 2011). Executive Vice
                               President, Chief Accounting Officer and
                               Controller (since November 2017), AXA
                               Equitable Holdings, Inc. (formerly
                               known as AXA America Holdings, Inc.)
                               Executive Vice President, Chief
                               Accounting Officer and Control, AXA
                               Financial (November 2014 to May 2018).
                               Executive Vice President, Chief
                               Accounting Officer and Controller
                               (since January 2018), EQ AZ Life Re
                               Company. Executive Vice President and
                               Chief Accounting Officer, MONY Life
                               (September 2011 to September 2013).
-----------------------------------------------------------------------

Dave S. Hattem                 Dave S. Hattem is Senior Executive Vice
                               President, General Counsel and
                               Secretary of AXA Equitable Holdings,
                               which comprises AXA Equitable Life, a
                               leading financial services firm, and
                               AllianceBernstein, a leading investment
                               management and research firm. He also
                               serves as Senior Executive Director,
                               General Counsel and Secretary for AXA
                               Equitable Life and a member of the AXA
                               Equitable Holdings management
                               committee. He is responsible for the
                               oversight of the law department,
                               including the compliance, government
                               relations and corporate secretary's
                               functions.
                               Prior to his appointment as General
                               Counsel, Mr. Hattem served as Senior
                               Vice President and Deputy General
                               Counsel from 2004 to 2010.
                               Mr. Hattem came to AXA in 1994 after
                               serving in senior management positions
                               in the Office of the United States
                               Attorney for the Eastern District of
                               New York. He began as an Assistant
                               United States Attorney in 1985, and
                               went on to become Acting Chief and
                               Deputy Chief of the Criminal Division.
                               He began his legal career as an
                               associate at Barrett Smith Schapiro
                               Simon & Armstrong.
                               In December 2017, he was elected chair
                               of the Life Insurance Council of New
                               York Board of Directors.
-----------------------------------------------------------------------

Jeffrey J. Hurd                Jeffrey J. Hurd is Senior Executive
                               Vice President of AXA Equitable
                               Holdings, which comprises AXA Equitable
                               Life, a leading financial services
                               firm, and AllianceBernstein, a leading
                               investment management and research
                               firm. He also serves as Senior
                               Executive Director and Chief Operating
                               Officer of AXA Equitable Life and a
                               member of the AXA Equitable Holdings
                               management committee. He is responsible
                               for human resources, information
                               technology, external and internal
                               communications, and transformation. The
                               transformation office encompasses
                               operations, data and analytics,
                               procurement, real estate and oversight
                               of strategic taskforces.
                               Prior to joining AXA in January 2018,
                               Mr. Hurd served as Executive Vice
                               President and Chief Operating Officer
                               at American International Group, Inc.
                               (AIG). Mr. Hurd served in various
                               senior leadership roles during his
                               20-year tenure at the company,
                               including Deputy General Counsel,
                               Senior Vice President and Chief
                               Administrative Officer, Head of Asset
                               Management Restructuring, and Executive
                               Vice President and Chief Human
                               Resources Officer.
                               Additionally, he served as a member of
                               various enterprise governance
                               committees and subsidiary boards,
                               including the post-IPO board of AIA
                               Group Ltd., a top insurance company in
                               Southeast Asia.
                               He began his career as an associate at
                               Morgan, Lewis & Bockius.
-----------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Anthony F. Recine              Senior Vice President and Chief
                               Auditor, AXA Equitable Holdings, Inc.
                               (since May 2018). Senior Vice President
                               and Auditor (since September 2016);
                               prior thereto, Senior Vice President,
                               Chief Compliance Officer (February 2005
                               to September 2016) and Deputy General
                               Counsel (February 2010 to September
                               2016) of MONY America. Managing
                               Director and Chief Auditor (since
                               September 2016); prior thereto,
                               Managing Director, Chief Compliance
                               Officer and Deputy General Counsel
                               (December 2012 to September 2016), AXA
                               Equitable and AXA Equitable Financial
                               Services, LLC; prior thereto, Senior
                               Vice President (February 2005 to
                               September 2016). Chief Compliance
                               Officer (February 2005 to September
                               2016) and Deputy General Counsel
                               (February 2010 to September 2016);
                               prior thereto, Senior Vice President,
                               Chief Compliance Officer and Associate
                               General Counsel (February 2005 to
                               February 2010). Senior Vice President,
                               Chief Compliance Officer and Deputy
                               General Counsel, AXA Financial (May
                               2010 to May 2018). Vice President,
                               Deputy General Counsel and Chief
                               Litigation Counsel (2000 to February
                               2005) of The MONY Group, Inc.; prior
                               thereto, Vice President and Chief
                               Litigation Counsel (1990 to 2000).
                               Senior Vice President, Chief Compliance
                               Officer (February 2005 to September
                               2013) and Deputy General Counsel
                               (February 2010 to September 2013) of
                               MONY Life.
-----------------------------------------------------------------------

Anders B. Malmstrom            Anders Malmstrom is Senior Executive
                               Vice President and Chief Financial
                               Officer of AXA Equitable Holdings,
                               which comprises AXA Equitable Life, a
                               leading financial services firm, and
                               AllianceBernstein, a leading investment
                               management and research firm. He also
                               serves as Senior Executive Director and
                               Chief Financial Officer of AXA
                               Equitable Life and a member of the AXA
                               Equitable Holdings management
                               committee. He is responsible for all
                               actuarial and investment functions, and
                               oversees the controller, tax, expense
                               management and distribution finance
                               areas.
                               Mr. Malmstrom joined AXA Equitable Life
                               in 2012 from AXA Winterthur in
                               Switzerland, where he was a member of
                               the executive board and head of the
                               Life department.
                               Before joining AXA Winterthur in 2009,
                               Mr. Malmstrom was Head of Product
                               Management, Group Life Insurance, at
                               the Swiss Life Group in Zurich. He
                               spent more than 11 years in management
                               positions with various business
                               divisions at The Swiss Life Group,
                               where he began his insurance career as
                               a developer of actuarial software in
                               997.
-----------------------------------------------------------------------

Robin M. Raju                  Senior Vice President and Treasurer,
                               AXA Financial, Inc. (September 2017 to
                               May 2018). Managing Director (since
                               February 2015), AXA Equitable and AXA
                               Equitable Financial Services. Senior
                               Vice President and Treasurer (since
                               October 2017), AXA Equitable Holdings,
                               Inc. (formerly known as AXA America
                               Holdings, Inc.). Director (since May
                               2015), AXA Strategic Ventures
                               Corporation. Senior Vice President
                               (since February 2015), MONY America.
                               Director (since April 2014) and Senior
                               Vice President and Business Chief
                               Financial Officer (since December
                               2015), PlanConnect, LLC. Chief
                               Financial Officer (since July 2015),
                               Separate Account 166, LLC.
-----------------------------------------------------------------------

Yun ("Julia") Zhang            Vice President and Assistant Treasurer
                               (since September 2014), MONY America
                               (since September 2017). Vice President
                               and Assistant Treasurer, AXA Financial,
                               Inc. (September 2017 to May 2018).
                               Managing Director and Treasurer, AXA
                               Equitable and AXA Equitable Financial
                               Services (since February 2019);
                               formerly, Lead Director and Treasurer
                               (September 2017 to February 2019), AXA
                               Equitable and AXA Equitable Financial
                               Services. Vice President and Assistant
                               Treasurer (since October 2014, AXA
                               Equitable Holdings, Inc. (formerly
                               known as AXA America Holdings, Inc.);
                               Vice President, Chief Financial Officer
                               and Treasurer (since January 2018), EQ
                               AZ Life Re Company. Vice President and
                               Treasurer (since May 2015), 1740
                               Advisers, Inc. Treasurer (since July
                               2015), Separate Account 155, LLC.
                               Treasurer (since October 2014), J.M.R.
                               Realty Services, Inc. Assistant
                               Treasurer (since November 2014), MONY
                               Financial Resources of the Americas
                               Limited. Vice President and Assistant
                               Treasurer (since October 2014), MBT
                               Ltd. Vice President and Assistant
                               Treasurer (since October 2014), MONY
                               International Holdings, LLC. Vice
                               President and Assistant Treasurer
                               (since October 2014), U.S. Financial
                               Life Insurance Company. Vice President,
                               Chief Financial Officer and Treasurer
                               (since January 2018), EQ AZ Life Re
                               Company. Treasurer (since October
                               2014), Equitable Structured Settlement
                               Corp. Since October 2014, Vice
                               President and Treasurer, 1285 Holdings,
                               LLC, 787 Holdings, LLC, ACMC, LLC, AXA
                               Advisors, LLC, AXA Corporate Solutions
                               Life Reinsurance Company, AXA
                               Distribution Holding Corporation, AXA
                               Network of Puerto Rico, Inc., AXA
                               Network, LLC, CS Life RE Company,
                               Equitable Casualty Insurance Company,
                               Financial Marketing Agency, Inc., MONY
                               Financial Services, Inc., MONY Life
                               Insurance Company of the Americas,
                               Ltd., PlanConnect, LLC.
-----------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Steven M. Joenk                Senior Vice President, AXA Equitable
                               Holdings, Inc. (since February 2019).
                               Senior Vice President and Chief
                               Investment Officer, MONY America (since
                               March 2017). Senior Vice President and
                               Chief Investment Officer, AXA
                               Financial, Inc. (March 2017 to May
                               2018). Managing Director and Chief
                               Investment Officer, AXA Equitable and
                               AXA Equitable Financial Services (since
                               March 2017). Director and President
                               (since July 2004), 1740 Advisers, Inc.
                               Director, Chairman of the Board,
                               President and Chief Executive Officer
                               (since February 2011), AXA Equitable
                               Funds Management Group, LLC. Director
                               (since January 2005), MONY Financial
                               Resources of the Americas Limited.
                               Senior Vice President and Chief
                               Investment Officer (since April 2017).
                               MONY Financial Services, Inc.; Director
                               (since September 2012), MONY
                               International Holdings, LLC. Senior
                               Vice President and Chief Investment
                               Officer (since April 2017),
                               PlanConnect, LLC. Director (since May
                               2017), ICI Mutual Insurance.
-----------------------------------------------------------------------

Paul Hance                     Managing Director and Chief Actuary,
                               AXA Equitable and AXA Equitable
                               Financial Services (since September
                               2018). Senior Vice President and Chief
                               Actuary, MONY America (since September
                               2018). Prior thereto, Vice President
                               and Actuary, Prudential Financial, Inc.
                               (March 2014 to September 2018).
-----------------------------------------------------------------------

                          FINANCIAL STATEMENTS INDEX

The financial statements of AXA Equitable included in this Statement of Additional Information should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the Funds. The financial statements of Separate Accounts No. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                         PAGE
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS.10 (POOLED),     Report of Independent Registered Public Accounting Firm.........................  FSA-1
4 (POOLED), 3 (POOLED)
AND 66 (POOLED)
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)      Statement of Assets and Liabilities, December 31, 2018..........................  FSA-2
                                      ---------------------------------------------------------------------------------------
                                      Statement of Operations for the Year Ended December 31, 2018....................  FSA-3
                                      ---------------------------------------------------------------------------------------
                                      Statements of Changes in Net Assets for the Years
                                      Ended December 31, 2018 and 2017................................................  FSA-4
                                      ---------------------------------------------------------------------------------------
                                      Portfolio of Investments, December 31, 2018.....................................  FSA-5
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)       Statement of Assets and Liabilities, December 31, 2018.......................... FSA-15
                                      ---------------------------------------------------------------------------------------
                                      Statement of Operations for the Year Ended December 31, 2018.................... FSA-16
                                      ---------------------------------------------------------------------------------------
                                      Statements of Changes in Net Assets for the Years
                                      Ended December 31, 2018 and 2017................................................ FSA-17
                                      ---------------------------------------------------------------------------------------
                                      Portfolio of Investments, December 31, 2018..................................... FSA-18
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)       Statement of Assets and Liabilities, December 31, 2018.......................... FSA-26
                                      ---------------------------------------------------------------------------------------
                                      Statements of Operations for the Year Ended December 31, 2018................... FSA-27
                                      ---------------------------------------------------------------------------------------
                                      Statements of Changes in Net Assets for the Years
                                      Ended December 31, 2018 and 2017................................................ FSA-28
                                      ---------------------------------------------------------------------------------------
                                      Portfolio of Investments, December 31, 2018..................................... FSA-29
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)      Statements of Assets and Liabilities, December 31, 2018......................... FSA-32
                                      ---------------------------------------------------------------------------------------
                                      Statements of Operations for the Year Ended December 31, 2018................... FSA-43
                                      ---------------------------------------------------------------------------------------
                                      Statements of Changes in Net Assets for the Years
                                      Ended December 31, 2018 and 2017................................................ FSA-51
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 10 (POOLED), 4  Notes to Financial Statements................................................... FSA-66
(POOLED), 3 (POOLED)
AND 66 (POOLED)
-----------------------------------------------------------------------------------------------------------------------------
AXA EQUITABLE LIFE INSURANCE          Reports of Independent Registered Public Accounting Firm........................    F-1
COMPANY
                                      ---------------------------------------------------------------------------------------
                                      Consolidated Balance Sheets as of December 31, 2018 and 2017....................    F-2
                                      ---------------------------------------------------------------------------------------
                                      Consolidated Statements of Earnings (Loss), Years
                                      Ended December 31, 2018, 2017 and 2016..........................................    F-4
                                      ---------------------------------------------------------------------------------------
                                      Consolidated and Comprehensive Income (Loss), Years
                                      Ended December 31, 2018, 2017 and 2016..........................................    F-5
                                      ---------------------------------------------------------------------------------------
                                      Consolidated Statements of Equity, Years
                                      Ended December 31, 2018, 2017 and 2016..........................................    F-6
                                      ---------------------------------------------------------------------------------------
                                      Consolidated Statements of Cash Flows, Years
                                      Ended December 31, 2018, 2017 and 2016..........................................    F-7
                                      ---------------------------------------------------------------------------------------
                                      Notes to Consolidated Financial Statements......................................   F-10
-----------------------------------------------------------------------------------------------------------------------------
                                      The financial statements of the Funds reflect fees, charges and other expenses of the Separate Accounts applicable to contracts under Members Retirement
                                      Program as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
-----------------------------------------------------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Accounts No. 10 (Pooled), No. 4 (Pooled), No. 3 (Pooled) and No. 66 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) (hereafter collectively referred to as the "Pooled Separate Accounts") as of December 31, 2018 and the related statements of operations for the year ended December 31, 2018 and of changes in net assets for each of the two years in the period ended December 31, 2018, and (2) statements of assets and liabilities of each of the subaccounts of Separate Account No. 66 indicated in the table below (hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2018, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and (2) the financial position of each of the Variable Investment Options as of December 31, 2018, and , the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 RETIREMENT 2020/(2)/
1290 RETIREMENT 2025/(2)/
1290 RETIREMENT 2030/(2)/
1290 RETIREMENT 2035/(2)/
1290 RETIREMENT 2040/(2)/
1290 RETIREMENT 2045/(2)/
1290 RETIREMENT 2050/(2)/
1290 RETIREMENT 2055/(2)/
1290 RETIREMENT 2060/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/JANUS ENTERPRISE/(1)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(2)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO/(2)/ VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX/(2)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period May 15, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and Variable Investment Options based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

                                     FSA-1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds and transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of Separate Account No. 10 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of one or more of the subaccounts in Separate Account No. 66 of AXA Equitable Life Insurance Company since 1997.

                                     FSA-2

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
  Common stocks -- at fair value (cost: $12,868,905)......................                   $12,802,162
  Long-term debt securities -- at fair value (amortized cost: $8,799,190).                     8,775,387
  Rights -- at fair value (cost: $2,293)..................................                         2,262
Cash......................................................................                       554,539
Foreign cash (cost: $35,874)..............................................                        35,866
Interest and dividends receivable.........................................                        83,642
Receivable from AXA Equitable's General Account...........................                        12,554
Fees receivable from Contractowners.......................................                        13,290
                                                                                             -----------
   Total assets...........................................................                    22,279,702
                                                                                             -----------

Liabilities:
Payable for investments securities purchased..............................                       101,399
Accrued custody and bank fees.............................................                         9,349
Asset management fee payable..............................................                        22,524
Accrued expenses..........................................................                         9,979
                                                                                             -----------
   Total liabilities......................................................                       143,251
                                                                                             -----------
Net Assets Attributable to Contractowners or in Accumulation..............                   $22,136,451
                                                                                             ===========

                                                                           Units Outstanding Unit Values
                                                                           ----------------- -----------
Institutional.............................................................            1      $ 38,570.01
RIA.......................................................................        4,004           340.92
MRP.......................................................................      251,830            81.57
EPP.......................................................................          566           362.61

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
 Dividends (net of foreign taxes withheld of $17,781)........................... $   330,840
 Interest.......................................................................     320,726
                                                                                 -----------
   Total investment income......................................................     651,566
                                                                                 -----------

Expenses (Note 6):
 Investment management fees.....................................................    (122,961)
 Custody and bank fees..........................................................     (18,392)
 Other operating expenses.......................................................     (16,141)
                                                                                 -----------
   Total expenses...............................................................    (157,494)
                                                                                 -----------

Net Investment Income (Loss)....................................................     494,072
                                                                                 -----------

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions (Note 2):
 Net realized gain (loss) from investments and foreign currency transactions....   1,663,224
 Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities..................................  (3,250,664)
                                                                                 -----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions...................................................................  (1,587,440)
                                                                                 -----------

Net Increase (Decrease) in Net Assets Attributable to Operations................ $(1,093,368)
                                                                                 ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended        Year Ended
                                                                                  December 31, 2018 December 31, 2017
                                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)....................................................    $   494,072       $   478,842
 Net realized gain (loss) on investments and foreign currency transactions.......      1,663,224         1,646,496
 Change in unrealized appreciation (depreciation) of investments and foreign
   currency denominated assets and liabilities...................................     (3,250,664)        1,185,316
                                                                                     -----------       -----------
   Net increase (decrease) in assets attributable to operations..................     (1,093,368)        3,310,654
                                                                                     -----------       -----------

From Contractowners Transactions:
 Contributions...................................................................      1,811,785         1,548,716
 Withdrawals.....................................................................     (4,238,208)       (4,534,987)
 Asset management fees (Note 6)..................................................        (83,851)          (87,176)
 Administrative fees (Note 6)....................................................       (161,097)         (171,376)
                                                                                     -----------       -----------
   Net increase (decrease) in net assets attributable to contractowners
    transactions.................................................................     (2,671,371)       (3,244,823)
                                                                                     -----------       -----------
Increase (Decrease) in Net Assets................................................     (3,764,739)           65,831
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of
 Year............................................................................     25,901,190        25,835,359
                                                                                     -----------       -----------

Net Assets Attributable to Contractowners or in Accumulation -- End of Year......    $22,136,451       $25,901,190
                                                                                     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
COMMON STOCKS -- 57.8%

Financials -- 9.4%

Banks -- 4.9%
Australia & New Zealand Banking Group Ltd.......  2,190   $   37,822
Banco Santander SA..............................  5,810       26,323
Bank of America Corp............................  3,529       86,955
Bank of Ireland Group PLC.......................  3,490       19,366
BNP Paribas SA..................................    820       36,948
BOC Hong Kong Holdings Ltd......................  3,000       11,137
Citigroup, Inc..................................  1,260       65,596
Commonwealth Bank of Australia..................    700       35,688
DBS Group Holdings Ltd..........................    700       12,172
Erste Group Bank AG/(a)/........................    610       20,180
HSBC Holdings PLC...............................  9,600       79,135
ING Groep NV....................................  2,740       29,406
JPMorgan Chase & Co.............................    948       92,544
Jyske Bank A/S..................................  1,340       48,429
Lloyds Banking Group PLC........................ 60,880       40,100
Mediobanca Banca di Credito Finanziario SpA.....  3,180       26,846
Mitsubishi UFJ Financial Group, Inc............. 11,300       55,401
Mizuho Financial Group, Inc..................... 29,900       46,216
National Australia Bank Ltd.....................    770       13,060
Royal Bank of Canada............................    290       19,840
Sumitomo Mitsui Financial Group, Inc............  1,300       42,812
Swedbank AB -- Class A..........................  3,240       72,394
Toronto-Dominion Bank (The).....................    380       18,880
US Bancorp......................................    530       24,221
Wells Fargo & Co................................  1,590       73,267
Westpac Banking Corp............................  1,945       34,351
Zions Bancorp NA................................    280       11,407
                                                          ----------
                                                           1,080,496
                                                          ----------
Capital Markets -- 1.4%
Affiliated Managers Group, Inc..................    440       42,874
BlackRock, Inc. -- Class A......................     30       11,785
Charles Schwab Corp. (The)......................    290       12,044
Credit Suisse Group AG (REG)/(a)/...............    910        9,919
Goldman Sachs Group, Inc. (The).................    330       55,126
Intercontinental Exchange, Inc..................    200       15,066
Julius Baer Group Ltd./(a)/.....................    280        9,949
London Stock Exchange Group PLC.................    260       13,478
Moody's Corp....................................    100       14,004
Morgan Stanley..................................  1,230       48,769
MSCI, Inc. -- Class A...........................     90       13,269
Partners Group Holding AG.......................     20       12,131
S&P Global, Inc.................................     80       13,595
Singapore Exchange Ltd..........................  8,200       42,973
                                                          ----------
                                                             314,982
                                                          ----------
Consumer Finance -- 0.4%
American Express Co.............................    251       23,969
Capital One Financial Corp......................    150       11,339
Synchrony Financial.............................  2,640       61,934
                                                          ----------
                                                              97,242
                                                          ----------
Diversified Financial Services -- 0.9%
Berkshire Hathaway, Inc. -- Class B/(a)/........    598      122,099
ORIX Corp.......................................  2,800       40,872
Pargesa Holding SA..............................    480       34,517
                                                          ----------
                                                             197,488
                                                          ----------

Company                                            Shares U.S. $ Value
----------------------------------------------------------------------
Insurance -- 1.8%
AIA Group Ltd.....................................  2,800   $   23,262
Allianz SE (REG)..................................    320       64,068
American International Group, Inc.................  1,120       44,139
Arthur J Gallagher & Co...........................    210       15,477
Everest Re Group Ltd..............................    310       67,506
Fidelity National Financial, Inc..................  1,157       36,376
Prudential Financial, Inc.........................    520       42,406
Prudential PLC....................................    630       11,241
Reinsurance Group of America, Inc. -- Class A.....    400       56,092
Zurich Insurance Group AG.........................    100       29,721
                                                            ----------
                                                               390,288
                                                            ----------
Total Financials..................................           2,080,496
                                                            ----------

Information Technology -- 8.5%

Communications Equipment -- 1.0%
Cisco Systems, Inc................................  1,064       46,103
Finisar Corp./(a)/................................    730       15,768
Juniper Networks, Inc.............................  3,000       80,730
Nokia Oyj......................................... 12,410       71,878
                                                            ----------
                                                               214,479
                                                            ----------
Electronic Equipment, Instruments & Components -- 0.1%
Halma PLC.........................................    880       15,318
IPG Photonics Corp./(a)/..........................     90       10,196
                                                            ----------
                                                                25,514
                                                            ----------
IT Services -- 2.0%
Accenture PLC -- Class A..........................    330       46,533
Amdocs Ltd........................................    220       12,888
Booz Allen Hamilton Holding Corp..................    720       32,450
Cognizant Technology Solutions Corp. -- Class A...    640       40,627
Genpact Ltd.......................................    480       12,955
International Business Machines Corp..............    420       47,741
Mastercard, Inc. -- Class A.......................    510       96,212
PayPal Holdings, Inc./(a)/........................    260       21,863
Visa, Inc. -- Class A.............................    843      111,226
Wirecard AG.......................................    190       28,844
                                                            ----------
                                                               451,339
                                                            ----------
Semiconductors & Semiconductor Equipment -- 1.4%
ASML Holding NV...................................    170       26,572
Broadcom, Inc.....................................    124       31,531
Infineon Technologies AG..........................    570       11,315
Intel Corp........................................  2,430      114,040
Micron Technology, Inc./(a)/......................  1,340       42,518
NVIDIA Corp.......................................    160       21,360
NXP Semiconductors NV.............................    190       13,923
QUALCOMM, Inc.....................................    360       20,488
SUMCO Corp........................................    900       10,013
Texas Instruments, Inc............................    310       29,295
                                                            ----------
                                                               321,055
                                                            ----------
Software -- 2.4%
Adobe, Inc./(a)/..................................    320       72,397
Dassault Systemes SE..............................     90       10,666
Intuit, Inc.......................................    260       51,181
Microsoft Corp....................................  2,500      253,925
New Relic, Inc./(a)/..............................    160       12,955
Oracle Corp.......................................  1,130       51,020
SailPoint Technologies Holding, Inc./(a)/.........    480       11,275

                                     FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Software (Continued)
salesforce.com, Inc./(a)/.......................    270   $   36,982
SAP SE..........................................    220       21,862
                                                          ----------
                                                             522,263
                                                          ----------
Technology Hardware, Storage & Peripherals -- 1.6%
Apple, Inc......................................  1,963      309,644
NCR Corp./(a)/..................................    520       12,002
Xerox Corp......................................  1,390       27,466
                                                          ----------
                                                             349,112
                                                          ----------
Total Information Technology....................           1,883,762
                                                          ----------

Health Care -- 8.4%

Biotechnology -- 1.9%
AbbVie, Inc.....................................    930       85,737
Amgen, Inc......................................    340       66,188
Biogen, Inc./(a)/...............................    180       54,165
Celgene Corp./(a)/..............................    520       33,327
CSL Ltd.........................................    410       53,527
Gilead Sciences, Inc............................  1,760      110,088
Vertex Pharmaceuticals, Inc./(a)/...............    110       18,228
                                                          ----------
                                                             421,260
                                                          ----------
Health Care Equipment & Supplies -- 0.8%
Abbott Laboratories.............................    400       28,932
Danaher Corp....................................    140       14,437
Hoya Corp.......................................    300       18,072
Intuitive Surgical, Inc./(a)/...................    100       47,892
Medtronic PLC...................................    570       51,847
West Pharmaceutical Services, Inc...............    130       12,744
                                                          ----------
                                                             173,924
                                                          ----------
Health Care Providers & Services -- 0.7%
Anthem, Inc.....................................     60       15,758
Cigna Corp......................................    155       29,439
CVS Health Corp.................................    350       22,932
McKesson Corp...................................    110       12,152
UnitedHealth Group, Inc.........................    290       72,245
WellCare Health Plans, Inc./(a)/................     50       11,804
                                                          ----------
                                                             164,330
                                                          ----------
Health Care Technology -- 0.1%
Medidata Solutions, Inc./(a)/...................    170       11,461
                                                          ----------

Life Sciences Tools & Services -- 0.3%
Bio-Rad Laboratories, Inc. -- Class A/(a)/......     50       11,611
Bruker Corp.....................................    420       12,503
ICON PLC/(a)/...................................    100       12,921
Illumina, Inc./(a)/.............................     60       17,996
Thermo Fisher Scientific, Inc...................    100       22,379
                                                          ----------
                                                              77,410
                                                          ----------
Pharmaceuticals -- 4.6%
Allergan PLC....................................    318       42,504
AstraZeneca PLC.................................    310       23,122
Bristol-Myers Squibb Co.........................  1,230       63,935
Eli Lilly & Co..................................    650       75,218
GlaxoSmithKline PLC.............................  2,680       51,035
Johnson & Johnson...............................    750       96,787
Merck & Co., Inc................................    594       45,388
Novartis AG (REG)...............................  1,160       99,055

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Pharmaceuticals (Continued)
Novo Nordisk A/S -- Class B.....................  1,390   $   63,727
Pfizer, Inc.....................................  2,694      117,593
Roche Holding AG................................    510      126,240
Sanofi..........................................    917       79,369
Shire PLC.......................................    960       55,816
Vectura Group PLC/(a)/.......................... 30,750       27,452
Zoetis, Inc.....................................    490       41,915
                                                          ----------
                                                           1,009,156
                                                          ----------
Total Health Care...............................           1,857,541
                                                          ----------

Consumer Discretionary -- 7.5%

Auto Components -- 0.6%
Aptiv PLC.......................................    170       10,467
Magna International, Inc. -- Class A............    890       40,450
NGK Spark Plug Co., Ltd.........................  3,700       73,168
Toyo Tire & Rubber Co., Ltd.....................    900       11,178
                                                          ----------
                                                             135,263
                                                          ----------
Automobiles -- 0.9%
Honda Motor Co., Ltd............................  1,700       44,742
Peugeot SA......................................  3,270       69,584
Subaru Corp.....................................    800       17,073
Toyota Motor Corp...............................  1,200       69,394
                                                          ----------
                                                             200,793
                                                          ----------
Diversified Consumer Services -- 0.2%
Bright Horizons Family Solutions, Inc./(a)/.....    120       13,374
Service Corp. International/US..................    350       14,091
Sotheby's/(a)/..................................    300       11,922
                                                          ----------
                                                              39,387
                                                          ----------
Hotels, Restaurants & Leisure -- 0.9%
Bloomin' Brands, Inc............................  1,010       18,069
Compass Group PLC...............................  1,668       35,075
Las Vegas Sands Corp............................    350       18,218
McDonald's Corp.................................    160       28,411
Starbucks Corp..................................  1,670      107,548
                                                          ----------
                                                             207,321
                                                          ----------
Household Durables -- 0.5%
Nikon Corp......................................  3,800       56,544
Panasonic Corp..................................  1,100        9,872
Sony Corp.......................................    700       33,713
                                                          ----------
                                                             100,129
                                                          ----------
Internet & Direct Marketing Retail -- 1.4%
Amazon.com, Inc./(a)/...........................    150      225,296
Booking Holdings, Inc./(a)/.....................     40       68,897
Etsy, Inc./(a)/.................................    460       21,882
                                                          ----------
                                                             316,075
                                                          ----------
Specialty Retail -- 1.7%
AutoZone, Inc./(a)/.............................     70       58,684
Gap, Inc. (The).................................  1,390       35,806
Home Depot, Inc. (The)..........................    400       68,728
Lowe's Cos., Inc................................    650       60,034
Michaels Cos., Inc. (The)/(a)/..................    880       11,915
Ross Stores, Inc................................    650       54,080
Signet Jewelers Ltd.............................    670       21,286
TJX Cos., Inc. (The)............................  1,440       64,426
                                                          ----------
                                                             374,959
                                                          ----------

                                     FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.3%
adidas AG...................................    220   $   45,872
Deckers Outdoor Corp./(a)/..................    300       38,385
EssilorLuxottica SA.........................    410       51,853
LVMH Moet Hennessy Louis Vuitton SE.........    120       35,053
NIKE, Inc. -- Class B.......................    910       67,468
Pandora A/S.................................    660       26,897
Samsonite International SA/(a)/.............  4,800       13,638
                                                      ----------
                                                         279,166
                                                      ----------
Total Consumer Discretionary................           1,653,093
                                                      ----------

Consumer Staples -- 5.6%

Beverages -- 1.0%
Coca-Cola Bottlers Japan Holdings, Inc......  2,200       65,540
Coca-Cola Co. (The).........................    840       39,774
Diageo PLC..................................  2,030       72,484
PepsiCo, Inc................................    370       40,878
                                                      ----------
                                                         218,676
                                                      ----------
Food & Staples Retailing -- 1.0%
Costco Wholesale Corp.......................    150       30,557
US Foods Holding Corp./(a)/.................  2,100       66,444
Walgreens Boots Alliance, Inc...............    697       47,626
Walmart, Inc................................    910       84,766
                                                      ----------
                                                         229,393
                                                      ----------
Food Products -- 0.9%
Danone SA...................................    200       14,065
Kerry Group PLC -- Class A..................    140       13,832
Nestle SA (REG).............................  1,105       89,421
Orkla ASA...................................  6,810       53,244
WH Group Ltd................................ 40,000       30,726
                                                      ----------
                                                         201,288
                                                      ----------
Household Products -- 1.5%
Colgate-Palmolive Co........................    880       52,377
Henkel AG & Co. KGaA (Preference Shares)....    120       13,087
Kimberly-Clark Corp.........................    430       48,994
Procter & Gamble Co. (The)..................    988       90,817
Reckitt Benckiser Group PLC.................    660       50,501
Unicharm Corp...............................  2,000       64,619
                                                      ----------
                                                         320,395
                                                      ----------
Personal Products -- 0.6%
L'Oreal SA..................................    440      100,454
Unilever PLC................................    440       23,083
                                                      ----------
                                                         123,537
                                                      ----------
Tobacco -- 0.6%
Altria Group, Inc...........................  1,110       54,823
British American Tobacco PLC................    660       20,984
Philip Morris International, Inc............    960       64,090
                                                      ----------
                                                         139,897
                                                      ----------
Total Consumer Staples......................           1,233,186
                                                      ----------

Industrials -- 5.3%

Aerospace & Defense -- 1.6%
AerCap Holdings NV/(a)/.....................    260       10,296
Airbus SE...................................    320       30,439
BAE Systems PLC.............................  2,000       11,689

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Aerospace & Defense (Continued)
Boeing Co. (The)............................    380   $  122,550
Hexcel Corp.................................  1,240       71,102
Leonardo SpA................................  1,240       10,900
Lockheed Martin Corp........................     90       23,566
MTU Aero Engines AG.........................     70       12,675
Raytheon Co.................................    290       44,471
United Technologies Corp....................    210       22,361
                                                      ----------
                                                         360,049
                                                      ----------
Air Freight & Logistics -- 0.3%
CH Robinson Worldwide, Inc..................    630       52,977
United Parcel Service, Inc. -- Class B......    250       24,382
                                                      ----------
                                                          77,359
                                                      ----------
Airlines -- 0.3%
Alaska Air Group, Inc.......................    220       13,387
Qantas Airways Ltd.......................... 15,350       62,590
                                                      ----------
                                                          75,977
                                                      ----------
Building Products -- 0.1%
Kingspan Group PLC (London).................    310       12,984
                                                      ----------

Commercial Services & Supplies -- 0.4%
Copart, Inc./(a)/...........................    280       13,378
Secom Co., Ltd..............................  1,000       82,868
                                                      ----------
                                                          96,246
                                                      ----------
Electrical Equipment -- 0.3%
Rockwell Automation, Inc....................     90       13,543
Schneider Electric SE (Paris)...............    150       10,152
Signify NV..................................    680       15,871
Vestas Wind Systems A/S.....................    260       19,647
                                                      ----------
                                                          59,213
                                                      ----------
Industrial Conglomerates -- 0.4%
3M Co.......................................    130       24,770
Honeywell International, Inc................    290       38,315
Siemens AG (REG)............................    150       16,698
                                                      ----------
                                                          79,783
                                                      ----------
Machinery -- 0.7%
Caterpillar, Inc............................    210       26,685
Dover Corp..................................    670       47,537
Kone Oyj -- Class B.........................    860       40,964
Oshkosh Corp................................    210       12,875
Stanley Black & Decker, Inc.................    110       13,171
Xylem, Inc./NY..............................    210       14,011
                                                      ----------
                                                         155,243
                                                      ----------
Professional Services -- 0.3%
RELX PLC/(a)/...............................  3,440       70,618
                                                      ----------

Road & Rail -- 0.8%
Canadian National Railway Co................    650       48,120
CSX Corp....................................    700       43,491
Norfolk Southern Corp.......................    320       47,853
Union Pacific Corp..........................    310       42,851
                                                      ----------
                                                         182,315
                                                      ----------
Transportation Infrastructure -- 0.1%
Flughafen Zurich AG.........................     70       11,550
                                                      ----------
Total Industrials...........................           1,181,337
                                                      ----------

                                     FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Communication Services -- 4.8%

Diversified Telecommunication Services -- 1.1%
AT&T, Inc...................................  2,260   $   64,500
Deutsche Telekom AG (REG)...................  2,250       38,118
Nippon Telegraph & Telephone Corp...........  2,100       85,593
Verizon Communications, Inc.................    930       52,285
                                                      ----------
                                                         240,496
                                                      ----------
Entertainment -- 0.5%
Netflix, Inc./(a)/..........................     60       16,060
Walt Disney Co. (The).......................    850       93,202
                                                      ----------
                                                         109,262
                                                      ----------
Interactive Media & Services -- 1.8%
Alphabet, Inc. -- Class A/(a)/..............    133      138,979
Alphabet, Inc. -- Class C/(a)/..............    121      125,309
Facebook, Inc. -- Class A/(a)/..............    900      117,981
Yahoo Japan Corp............................ 12,600       31,314
                                                      ----------
                                                         413,583
                                                      ----------
Media -- 0.5%
Comcast Corp. -- Class A....................  3,100      105,555
                                                      ----------

Wireless Telecommunication Services -- 0.9%
KDDI Corp...................................  2,300       54,903
SoftBank Group Corp.........................    200       13,087
T-Mobile US, Inc./(a)/......................  1,280       81,421
Vodafone Group PLC.......................... 23,830       46,296
                                                      ----------
                                                         195,707
                                                      ----------
Total Communication Services................           1,064,603
                                                      ----------

Energy -- 3.7%

Oil, Gas & Consumable Fuels -- 3.7%
BP PLC......................................  7,640       48,260
Chevron Corp................................    540       58,747
ConocoPhillips..............................    890       55,492
Enbridge, Inc...............................    820       25,462
Eni SpA.....................................  2,740       43,186
Exxon Mobil Corp............................  1,192       81,282
HollyFrontier Corp..........................  1,060       54,187
JXTG Holdings, Inc.......................... 12,200       63,297
Marathon Petroleum Corp.....................    740       43,667
Phillips 66.................................    350       30,153
Repsol SA...................................  4,946       79,337
Royal Dutch Shell PLC -- Class A............  2,790       82,048
Royal Dutch Shell PLC -- Class B............  1,825       54,520
Suncor Energy, Inc..........................  1,120       31,268
TOTAL SA....................................    500       26,313
Valero Energy Corp..........................    620       46,481
                                                      ----------
Total Energy................................             823,700
                                                      ----------

Materials -- 2.5%

Chemicals -- 1.3%
BASF SE.....................................    175       12,083
DowDuPont, Inc..............................    560       29,949
Ecolab, Inc.................................    100       14,735
Johnson Matthey PLC.........................    630       22,477
Koninklijke DSM NV..........................    160       12,950
Linde PLC...................................    170       26,527
LyondellBasell Industries NV -- Class A.....    820       68,191

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Chemicals (Continued)
Mosaic Co. (The)............................  1,590  $    46,444
Tosoh Corp..................................  2,600       33,691
Trinseo SA..................................    660       30,215
                                                     -----------
                                                         297,262
                                                     -----------
Construction Materials -- 0.1%
Buzzi Unicem SpA............................    590       10,154
                                                     -----------

Metals & Mining -- 1.0%
Alcoa Corp./(a)/............................    440       11,695
BHP Group Ltd...............................  1,750       42,278
BlueScope Steel Ltd.........................  2,795       21,550
First Quantum Minerals Ltd..................    890        7,194
Glencore PLC/(a)/...........................  4,790       17,796
Newcrest Mining Ltd.........................  1,330       20,431
Rio Tinto PLC...............................  1,060       50,726
South32 Ltd................................. 23,200       55,161
                                                     -----------
                                                         226,831
                                                     -----------
Paper & Forest Products -- 0.1%
Mondi PLC...................................    580       12,071
                                                     -----------
Total Materials.............................             546,318
                                                     -----------

Utilities -- 1.4%

Electric Utilities -- 1.0%
American Electric Power Co., Inc............    230       17,190
Enel SpA....................................  5,630       32,564
Exelon Corp.................................  1,150       51,865
Iberdrola SA................................  5,883       47,133
NextEra Energy, Inc.........................    140       24,335
Southern Co. (The)..........................  1,140       50,069
                                                     -----------
                                                         223,156
                                                     -----------
Multi-Utilities -- 0.1%
Suez........................................  1,040       13,708
                                                     -----------

Water Utilities -- 0.3%
American Water Works Co., Inc...............    190       17,246
Aqua America, Inc...........................  2,020       69,064
                                                     -----------
                                                          86,310
                                                     -----------
Total Utilities.............................             323,174
                                                     -----------

Real Estate -- 0.7%

Equity Real Estate Investment Trusts (REITs) -- 0.5%
Empire State Realty Trust, Inc. -- Class A..    870       12,380
Mid-America Apartment Communities, Inc......    400       38,280
Prologis, Inc...............................    240       14,093
SBA Communications Corp./(a)/...............     90       14,570
Simon Property Group, Inc...................    210       35,278
                                                     -----------
                                                         114,601
                                                     -----------
Real Estate Management & Development -- 0.2%
Aroundtown SA...............................  1,740       14,361
CBRE Group, Inc. -- Class A/(a)/............    310       12,413
Vonovia SE..................................    300       13,577
                                                     -----------
                                                          40,351
                                                     -----------
Total Real Estate...........................             154,952
                                                     -----------
Total Common Stocks  (cost $12,868,905).....          12,802,162
                                                     -----------

                                     FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                         Principal
                                          Amount
Company                                    (000)   U.S. $ Value
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES -- 39.7%

GOVERNMENTS - TREASURIES -- 16.0%

United States -- 16.0%
U.S. Treasury Bonds 2.25%, 8/15/46......      $ 40   $   34,090
 2.50%, 5/15/46.........................         7        6,672
 2.75%, 8/15/42-11/15/47................       131      124,097
 2.875%, 5/15/43-11/15/46...............        56       54,773
 3.00%, 5/15/42-2/15/48.................       330      328,690
 3.625%, 2/15/44........................         7        7,753
 4.375%, 2/15/38........................        28       34,287
 4.50%, 8/15/39.........................        55       68,509
 4.625%, 2/15/40........................        72       91,215
 5.25%, 11/15/28........................        10       12,178
 5.375%, 2/15/31........................        15       19,059
 5.50%, 8/15/28.........................        21       26,432
 7.125%, 2/15/23........................       245      288,755
U.S. Treasury Notes 1.25%, 10/31/21.....        33       31,510
 1.375%, 10/31/20-5/31/21...............       994      973,255
 1.625%, 8/15/22-5/15/26................       525      506,382
 1.75%, 5/15/22-6/30/22.................       215      209,346
 1.875%, 2/28/22-7/31/22................       194      190,231
 2.00%, 8/15/25.........................       190      183,172
 2.125%, 12/31/22.......................        44       43,381
 2.25%, 12/31/23........................        71       70,101
 2.50%, 8/15/23-5/15/24.................       173      172,835
 2.875%, 8/15/28........................        42       42,650
 3.125%, 11/15/28.......................        32       33,195
                                                     ----------
Total Governments -- Treasuries.........              3,552,568
                                                     ----------

CORPORATES - INVESTMENT GRADE -- 9.2%/(c)/

Industrial -- 5.1%

Basic -- 0.4%
DowDuPont, Inc. 4.205%, 11/15/23........        15       15,337
 4.493%, 11/15/25.......................        15       15,432
Eastman Chemical Co.  3.80%, 3/15/25....         8        7,711
Glencore Funding LLC  4.125%, 5/30/23...         4        3,960
Vale Overseas Ltd.  6.25%, 8/10/26......        25       27,000
Yamana Gold, Inc.  4.95%, 7/15/24.......        17       16,584
                                                     ----------
                                                         86,024
                                                     ----------
Capital Goods -- 0.1%
General Electric Co.  Series D  5.00%,
 1/21/21/(d)/...........................         7        5,375
United Technologies Corp.  3.95%,
 8/16/25................................        19       18,869
                                                     ----------
                                                         24,244
                                                     ----------

                                             Principal
                                              Amount
Company                                        (000)   U.S. $ Value
-------------------------------------------------------------------
Communications - Media -- 0.6%
Charter Communications Operating
 LLC/Charter Communications Operating
 Capital  4.908%, 7/23/25...................       $25     $ 24,815
Comcast Corp.  4.15%, 10/15/28..............        20       20,300
Cox Communications, Inc.  2.95%, 6/30/23....        11       10,588
Time Warner Cable LLC 4.125%, 2/15/21.......        30       30,199
 4.50%, 9/15/42.............................        10        7,948
Warner Media LLC 3.55%, 6/01/24.............        19       18,399
 4.00%, 1/15/22.............................         9        9,085
 4.70%, 1/15/21.............................        10       10,244
                                                           --------
                                                            131,578
                                                           --------
Communications - Telecommunications -- 0.6%
AT&T, Inc. 3.40%, 5/15/25...................        55       51,812
 4.125%, 2/17/26............................        28       27,381
Telefonica Emisiones SA  5.462%, 2/16/21....        10       10,362
Verizon Communications, Inc.  4.862%,
 8/21/46....................................        15       14,759
Vodafone Group PLC 3.75%, 1/16/24...........         8        7,867
 4.125%, 5/30/25............................        17       16,796
                                                           --------
                                                            128,977
                                                           --------
Consumer Cyclical - Automotive -- 0.0%
General Motors Financial Co., Inc. 4.00%,
 1/15/25....................................         5        4,671
 4.30%, 7/13/25.............................         5        4,725
                                                           --------
                                                              9,396
                                                           --------
Consumer Non-Cyclical -- 0.9%
Ahold Finance USA LLC  6.875%, 5/01/29......        24       28,098
AmerisourceBergen Corp.  4.30%, 12/15/47....        10        8,521
AstraZeneca PLC  6.45%, 9/15/37.............        10       11,970
Becton Dickinson and Co.  3.734%, 12/15/24..         7        6,768
Biogen, Inc.  4.05%, 9/15/25................        24       23,923
Cigna Corp. 3.75%, 7/15/23..................         7        6,983
 4.125%, 11/15/25...........................        10        9,979
 4.375%, 10/15/28...........................        10       10,047
CVS Health Corp. 3.875%, 7/20/25............        23       22,430
 4.10%, 3/25/25.............................        10        9,898
Laboratory Corp. of America Holdings
  3.60%, 2/01/25............................        10        9,608
Reynolds American, Inc.  5.85%, 8/15/45.....        12       11,068

                                    FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
Consumer Non-Cyclical (Continued)
Tyson Foods, Inc.
 2.65%, 8/15/19....................................       $10     $  9,948
  3.95%, 8/15/24...................................        22       21,855
Zoetis, Inc.
 3.45%, 11/13/20...................................         9        9,026
                                                                  --------
                                                                   200,122
                                                                  --------
Energy -- 1.8%
Cenovus Energy, Inc.
 3.00%, 8/15/22....................................         5        4,740
  4.25%, 4/15/27...................................        30       27,318
  5.70%, 10/15/19..................................         3        3,512
Encana Corp.
 3.90%, 11/15/21...................................        10        9,997
Energy Transfer Operating LP
 4.75%, 1/15/26....................................        20       19,404
Enterprise Products Operating LLC
 3.35%, 3/15/23....................................        20       19,746
  3.70%, 2/15/26...................................        27       26,378
  5.20%, 9/01/20...................................        20       20,588
Kinder Morgan Energy Partners LP
 3.95%, 9/01/22....................................        36       35,995
  4.15%, 3/01/22...................................        11       11,087
  6.85%, 2/15/20...................................         9        9,322
Marathon Petroleum Corp.
 5.125%, 3/01/21...................................        11       11,312
Noble Energy, Inc.
 3.90%, 11/15/24...................................        21       20,258
  4.15%, 12/15/21..................................         8        8,020
Phillips 66
 4.30%, 4/01/22....................................        21       21,567
Plains All American Pipeline LP/PAA Finance Corp.
 3.60%, 11/01/24...................................        28       26,551
Sabine Pass Liquefaction LLC
 5.625%, 3/01/25...................................        55       57,307
TransCanada PipeLines Ltd.
 4.826%, 5/15/67/(b)/..............................        13       10,521
Valero Energy Corp.
 6.125%, 2/01/20...................................        17       17,494
Western Gas Partners LP
 4.50%, 3/01/28....................................         5        4,687
  4.75%, 8/15/28...................................         5        4,779
Williams Cos., Inc. (The)
 3.90%, 1/15/25....................................         6        5,823
  4.125%, 11/15/20.................................        16       16,120
                                                                  --------
                                                                   392,526
                                                                  --------
Services -- 0.3%
eBay, Inc.
 3.80%, 3/09/22....................................         8        8,043
Expedia Group, Inc.
 3.80%, 2/15/28....................................        17       15,431
S&P Global, Inc.
 4.40%, 2/15/26....................................        26       26,792
Total System Services, Inc.
 4.00%, 6/01/23....................................        12       11,981
                                                                  --------
                                                                    62,247
                                                                  --------

                                             Principal
                                              Amount
Company                                        (000)   U.S. $ Value
-------------------------------------------------------------------
Technology -- 0.4%
Agilent Technologies, Inc.
 5.00%, 7/15/20.............................       $ 7   $    7,163
Broadcom Corp./Broadcom Cayman Finance Ltd.
 3.625%, 1/15/24............................         5        4,728
  3.875%, 1/15/27...........................        11        9,863
Hewlett Packard Enterprise Co.
 4.90%, 10/15/25............................        25       25,249
KLA-Tencor Corp.
 4.65%, 11/01/24............................        22       22,530
Lam Research Corp.
 2.80%, 6/15/21.............................        10        9,861
Seagate HDD Cayman
 4.75%, 1/01/25.............................        12       10,680
                                                         ----------
                                                             90,074
                                                         ----------
Total Industrial............................              1,125,188
                                                         ----------

Financial Institutions -- 3.7%

Banking -- 2.9%
Bank of America Corp.
 5.00%, 5/13/21.............................        10       10,372
  Series L
  3.95%, 4/21/25............................        66       63,962
Bank of New York Mellon Corp. (The)
 Series E
 4.95%, 6/20/20/(d)/........................        19       18,599
BB&T Corp.
 2.625%, 6/29/20............................         9        8,917
Capital One Financial Corp.
 3.30%, 10/30/24............................        25       23,613
  4.75%, 7/15/21............................        25       25,624
Citigroup, Inc.
 4.044%, 6/01/24............................        53       53,046
Commonwealth Bank of Australia
 2.25%, 3/10/20.............................        20       19,814
Compass Bank
 5.50%, 4/01/20.............................        35       35,546
Fifth Third Bancorp
 3.50%, 3/15/22.............................        12       12,015
Goldman Sachs Group, Inc. (The)
 2.35%, 11/15/21............................         7        6,744
  3.85%, 7/08/24............................        10        9,743
  5.75%, 1/24/22............................        55       57,587
  Series D
  6.00%, 6/15/20............................         7        7,244
HSBC Holdings PLC
 4.00%, 3/30/22.............................        30       30,337
  5.10%, 4/05/21............................        20       20,656
JPMorgan Chase & Co.
 3.22%, 3/01/25.............................        50       48,317
  3.625%, 5/13/24...........................        32       31,738
  4.40%, 7/22/20............................        20       20,362
  4.50%, 1/24/22............................        20       20,601
  Series V
  5.00%, 7/01/19/(d)/.......................        10        9,706
Morgan Stanley
 5.00%, 11/24/25............................        10       10,171
  Series G
  3.75%, 2/25/23............................        20       19,965
  4.35%, 9/08/26............................        23       22,309

                                    FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                               Principal
                                                Amount
Company                                          (000)   U.S. $ Value
---------------------------------------------------------------------
Banking (Continued)
PNC Financial Services Group, Inc. (The)
 5.125%, 2/08/20..............................       $15   $   15,315
Santander Holdings USA, Inc.
 4.40%, 7/13/27...............................        25       23,600
US Bancorp
 Series J
 5.30%, 4/15/27/(d)/..........................        12       11,275
Wells Fargo & Co.
 3.069%, 1/24/23..............................        20       19,424
                                                           ----------
                                                              656,602
                                                           ----------
Finance -- 0.1%
Synchrony Financial
 4.50%, 7/23/25...............................        19       17,246
                                                           ----------
Insurance -- 0.4%
American International Group, Inc.
 Series A-9
 5.75%, 4/01/48...............................        11        9,626
Anthem, Inc.
 3.30%, 1/15/23...............................        11       10,823
Guardian Life Insurance Co. of America (The)
 4.85%, 1/24/77...............................        13       12,856
Massachusetts Mutual Life Insurance Co.
 8.875%, 6/01/39..............................         4        6,018
Nationwide Mutual Insurance Co.
 9.375%, 8/15/39..............................         5        7,492
New York Life Global Funding
 1.95%, 2/11/20...............................        26       25,701
Prudential Financial, Inc.
 4.50%, 11/15/20..............................        19       19,423
                                                           ----------
                                                               91,939
                                                           ----------
REITS -- 0.3%
Healthcare Trust of America Holdings LP
 2.95%, 7/01/22...............................        25       24,322
Host Hotels & Resorts LP
 Series D
 3.75%, 10/15/23..............................         3        2,926
Welltower, Inc.
 4.00%, 6/01/25...............................        35       34,415
                                                           ----------
                                                               61,663
                                                           ----------
Total Financial Institutions..................                827,450
                                                           ----------

Utility -- 0.4%

Electric -- 0.4%
Berkshire Hathaway Energy Co.
 6.125%, 4/01/36..............................        25       29,817
Enel Chile SA
 4.875%, 6/12/28..............................        12       11,904
Exelon Corp.
 5.10%, 6/15/45...............................        10       10,290
Exelon Generation Co. LLC
 2.95%, 1/15/20...............................        21       20,842
Pacific Gas & Electric Co.
 4.50%, 12/15/41..............................        10        7,882
TECO Finance, Inc.
 5.15%, 3/15/20...............................        10       10,193
                                                           ----------
                                                               90,928
                                                           ----------
Total Corporates -- Investment Grade..........              2,043,566
                                                           ----------

                                           Principal
                                            Amount
Company                                      (000)   U.S. $ Value
-----------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 9.1%

Agency Fixed Rate 30-Year -- 8.3%
Federal Home Loan Mortgage Corp. Gold
  Series 2007
  5.50%, 7/01/35..........................      $  5   $    5,694
  Series 2016
  4.00%, 2/01/46..........................        39       39,914
  Series 2017
  4.00%, 7/01/44..........................        34       34,720
  Series 2018
  4.00%, 12/01/48.........................        30       30,701
  4.50%, 10/01/48-11/01/48................       114      119,072
  5.00%, 11/01/48.........................        44       46,599
Federal National Mortgage Association
  Series 2003
  5.50%, 4/01/33-7/01/33..................        19       20,025
  Series 2004
  5.50%, 4/01/34-1/01/35..................        22       23,237
  Series 2010
  4.00%, 12/01/40.........................        19       19,167
  Series 2013
  4.00%, 10/01/43.........................        73       74,462
  Series 2015
  3.00%, 2/01/45-8/01/45..................        90       87,889
  Series 2016
  3.00%, 12/01/46.........................       224      218,730
  Series 2017
  3.50%, 9/01/47..........................       426      426,147
  Series 2018
  3.50%, 3/01/48-5/01/48..................       350      350,252
  4.00%, 8/01/48-12/01/48.................       106      108,642
  4.50%, 9/01/48..........................       120      125,178
  Series 2019
  4.00%, 1/01/49, TBA.....................        55       56,066
Government National Mortgage Association
 Series 2016
 3.00%, 12/20/46..........................        53       52,326
                                                       ----------
                                                        1,838,821
                                                       ----------

Agency Fixed Rate 15-Year -- 0.8%
Federal National Mortgage Association
 Series 2016
 2.50%, 4/01/31-1/01/32...................       171      167,184
                                                       ----------
Total Mortgage Pass-Throughs..............              2,006,005
                                                       ----------

AGENCIES -- 2.9%

Agency Debentures -- 2.2%
Federal National Mortgage Association
 6.25%, 5/15/29...........................        70       89,379
  6.625%, 11/15/30........................       145      194,804
Residual Funding Corp. Principal Strip
 Zero Coupon, 7/15/20.....................       210      201,901
                                                       ----------
                                                          486,084
                                                       ----------
Agency Callables -- 0.7%
Federal Home Loan Banks
 2.53%, 9/20/19/(e)/......................       155      154,940
                                                       ----------
Total Agencies............................                641,024
                                                       ----------

                                    FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
INFLATION-LINKED SECURITIES -- 1.6%

United States -- 1.6%
U.S. Treasury Inflation Index
  0.375%, 7/15/25 (TIPS)...........................      $144     $148,112
  0.125%, 4/15/21-7/15/26 (TIPS)...................       125      128,309
  0.625%, 7/15/21 (TIPS)...........................        65       72,145
                                                                  --------
Total Inflation-Linked Securities..................                348,566
                                                                  --------

COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%

Non-Agency Fixed Rate CMBS -- 0.3%
Commercial Mortgage Trust
 Series 2015-PC1, Class A5
 3.902%, 7/10/50...................................        38       38,964
UBS-Barclays Commercial Mortgage Trust
 Series 2012-C4, Class A5
 2.85%, 12/10/45...................................        30       29,661
                                                                  --------
                                                                    68,625
                                                                  --------
Agency CMBS -- 0.0%
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass Through Certificates
 Series K010, Class A1
 3.32%, 7/25/20....................................         2        1,926
                                                                  --------
Total Commercial Mortgage-Backed Securities........                 70,551
                                                                  --------

LOCAL GOVERNMENTS - US MUNICIPAL BONDS -- 0.2%

United States -- 0.2%
State of California
 Series 2010
 7.625%, 3/01/40...................................        25       35,595
                                                                  --------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

Non-Agency Fixed Rate -- 0.1%
JP Morgan Alternative Loan Trust
 Series 2006-A3, Class 2A1
 4.061%, 7/25/36...................................        25       23,907
                                                                  --------

CORPORATES - NON-INVESTMENT GRADE -- 0.1%/(c)/

Industrial -- 0.1%

Energy -- 0.1%
Antero Resources Corp.
 5.125%, 12/01/22..................................         6        5,639
Diamond Offshore Drilling, Inc.
 4.875%, 11/01/43..................................        11        6,143
                                                                  --------
                                                                    11,782
                                                                  --------

Financial Institutions -- 0.0%

Banking -- 0.0%
American Express Co.
 Series C
 4.90%, 3/15/20/(d)/...............................         4        3,843
SunTrust Banks, Inc.
 5.625%, 12/15/19/(d)/.............................         5        4,946
                                                                  --------
                                                                     8,789
                                                                  --------
Total Corporates -- Non-Investment Grade...........                 20,571
                                                                  --------

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
QUASI-SOVEREIGNS -- 0.1%

Mexico -- 0.1%
Petroleos Mexicanos
 6.50%, 1/23/29....................................    $   19  $    17,678
                                                               -----------

ASSET-BACKED SECURITIES -- 0.1%

Home Equity Loans - Fixed Rate -- 0.1%
Credit-Based Asset Servicing & Securitization LLC
 Series 2003-CB1, Class AF
 3.95%, 1/25/33....................................        10        9,693
                                                               -----------

Home Equity Loans - Floating Rate -- 0.0%
ABFC Trust
 Series 2003-WF1, Class A2
 3.631%, 12/25/32/(b)/.............................         6        5,663
                                                               -----------
Total Asset-Backed Securities......................                 15,356
                                                               -----------
Total Long-Term Debt Securities
 (amortized cost $8,799,190).......................              8,775,387
                                                               -----------

                                                     Shares
--------------------------------------------------------------------------
RIGHTS -- 0.0%

Energy -- 0.0%

Oil, Gas & Consumable Fuels -- 0.0%
Repsol SA, expiring 1/09/19/(a)/
 (cost $2,293).....................................     4,946        2,262
                                                               -----------

Total Investments -- 97.5%
 (cost $21,670,388)................................             21,579,811
Other assets less liabilities -- 2.5%..............                556,640
                                                               -----------

Net Assets -- 100.0%                                           $22,136,451
                                                               ===========

-----------
(a)Non-income producing security.
(b)Floating Rate Security. Stated interest rate was in effect as of December 31, 2018.
(c)Classification of investment grade and non-investment grade is unaudited.
(d)Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate was in effect as of December 31, 2018.

Glossary:
CMBS -- Commercial Mortgage-Backed Securities
REG -- Registered Shares
REIT -- Real Estate Investment Trust
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security

The accompanying notes are an integral part of these financial statements.


                                    FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

% of Total Investments* Country Diversification
----------------------- -----------------------
        77.0%           United States
         4.7%           Japan
         4.2%           United Kingdom
         2.2%           France
         2.1%           Australia
         2.0%           Switzerland
         1.4%           Germany
         1.1%           Canada
         0.8%           Netherlands
         0.8%           Spain
         0.7%           Denmark
         0.6%           Italy
         0.5%           Finland
         0.3%           Hong Kong
         1.6%           Other
         ----
        100.0%
        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of each Portfolio's long-term investments and may vary over time. "Other" country weightings represent 0.3% or less in the following countries: Austria, Brazil, Chile, Ireland, Mexico, Norway, Singapore and Sweden.

The accompanying notes are an integral part of these financial statements.

                                    FSA-14

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
 Common stocks -- at fair value (cost: $45,538,930)...........                   $74,942,447
Cash..........................................................                       760,502
Due from AXA Equitable's General Account......................                       228,409
Dividends receivable..........................................                        48,548
Fees receivable from Contractowners...........................                         5,177
Variation margin due from broker..............................                         4,800
                                                                                 -----------
   Total assets...............................................                    75,989,883
                                                                                 -----------

Liabilities:
Accrued custody and bank fees.................................                         4,471
Asset management fee payable..................................                        16,842
Accrued expenses..............................................                        65,115
                                                                                 -----------
   Total liabilities..........................................                        86,428
                                                                                 -----------
Net Assets Attributable to Contractowners or in Accumulation..                   $75,903,455
                                                                                 ===========

Amount retained by AXA Equitable in Separate Account No. 4....                   $   656,682
Net assets attributable to contractowners.....................                    38,814,309
Net assets allocated to contracts in payout period............                    36,432,464
                                                                                 -----------
Net Assets....................................................                   $75,903,455
                                                                                 ===========

                                                               Units Outstanding Unit Values
                                                               ----------------- -----------
Institutional.................................................       1,643       $ 23,490.04
RIA...........................................................       1,440          2,165.33
MRP...........................................................      39,367            833.97
EPP...........................................................         603          2,246.74

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
  Dividends........................................................................ $  1,269,745
                                                                                    ------------
   Total investment income.........................................................    1,269,745
                                                                                    ------------

Expenses (Note 6):
  Investment management fees.......................................................     (123,094)
  Custody and bank fees............................................................      (15,246)
  Other operating expenses.........................................................      (61,875)
                                                                                    ------------
   Total expenses..................................................................     (200,215)
                                                                                    ------------

Net Investment Income (Loss).......................................................    1,069,530
                                                                                    ------------

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
  Net realized gain (loss) from investments........................................    9,019,017
  Net realized gain (loss) on futures contracts....................................          242
  Change in unrealized appreciation (depreciation) of investments..................  (10,828,177)
  Change in unrealized appreciation (depreciation) on futures contracts............      (30,323)
                                                                                    ------------

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts.......   (1,839,241)
                                                                                    ------------

Net Increase (Decrease) in Net Assets Attributable to Operations................... $   (769,711)
                                                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Year Ended        Year Ended
                                                                    December 31, 2018 December 31, 2017
                                                                    ----------------- -----------------
Increase (Decrease) in Net Assets:
From Operations:
 Net Investment Income (Loss)......................................   $  1,069,530      $  1,004,364
 Net realized gain (loss) on investments and futures contracts.....      9,019,259         7,215,170
 Change in unrealized appreciation (depreciation) of investments
   and futures contracts...........................................    (10,858,500)       13,093,248
                                                                      ------------      ------------
   Net increase (decrease) in assets attributable to operations....       (769,711)       21,312,782
                                                                      ------------      ------------

From Contractowners Transactions:
 Contributions.....................................................      3,937,681         5,487,796
 Withdrawals.......................................................    (14,669,111)      (13,055,850)
 Asset management fees (Note 6)....................................        (69,061)          (63,319)
 Administrative fees (Note 6)......................................       (289,284)         (280,227)
                                                                      ------------      ------------
   Net increase (decrease) in net assets attributable to
    contractowners transactions....................................    (11,089,775)       (7,911,600)
                                                                      ------------      ------------
   Net increase (decrease) in net assets attributable to AXA
    Equitable's transactions.......................................        272,592        (1,207,851)
                                                                      ------------      ------------
Increase (Decrease) in Net Assets..................................    (11,586,894)       12,193,331
Net Assets Attributable to Contractowners or in Accumulation --
 Beginning of Year.................................................     87,490,349        75,297,018
                                                                      ------------      ------------

Net Assets Attributable to Contractowners or in Accumulation --
 End of Year.......................................................   $ 75,903,455      $ 87,490,349
                                                                      ============      ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
COMMON STOCKS -- 98.7%

Information Technology -- 31.1%

Communications Equipment -- 0.2%
Arista Networks, Inc./(a)/......................    360   $   75,852
F5 Networks, Inc./(a)/..........................    390       63,192
Motorola Solutions, Inc.........................    120       13,805
Ubiquiti Networks, Inc..........................    120       11,929
                                                          ----------
                                                             164,778
                                                          ----------
Electronic Equipment, Instruments & Components -- 0.5%
Amphenol Corp. -- Class A.......................  1,900      153,938
CDW Corp./DE....................................    976       79,105
Cognex Corp.....................................  1,050       40,603
Coherent, Inc./(a)/.............................    120       12,685
FLIR Systems, Inc...............................     70        3,048
IPG Photonics Corp./(a)/........................    220       24,924
Littelfuse, Inc.................................    130       22,292
National Instruments Corp.......................    570       25,867
Zebra Technologies Corp. -- Class A/(a)/........    330       52,546
                                                          ----------
                                                             415,008
                                                          ----------
Internet Software & Services -- 0.1%
DocuSign, Inc./(a)/.............................    210        8,417
GoDaddy, Inc. -- Class A/(a)/...................    990       64,964
LogMeIn, Inc....................................    210       17,130
Zillow Group, Inc. -- Class A/(a)/..............     80        2,514
                                                          ----------
                                                              93,025
                                                          ----------
IT Services -- 8.6%
Accenture PLC -- Class A........................  4,145      584,486
Akamai Technologies, Inc./(a)/..................    960       58,637
Alliance Data Systems Corp......................    325       48,776
Automatic Data Processing, Inc..................  2,855      374,348
Black Knight, Inc./(a)/.........................    870       39,202
Booz Allen Hamilton Holding Corp................    845       38,084
Broadridge Financial Solutions, Inc.............    750       72,188
Cognizant Technology Solutions Corp. -- Class A.  3,375      214,245
CoreLogic, Inc./United States/(a)/..............    320       10,694
EPAM Systems, Inc./(a)/.........................    330       38,283
Euronet Worldwide, Inc./(a)/....................    155       15,869
Fidelity National Information Services, Inc.....    165       16,921
First Data Corp. -- Class A/(a)/................  3,487       58,965
Fiserv, Inc./(a)/...............................  2,615      192,176
FleetCor Technologies, Inc./(a)/................    574      106,603
Gartner, Inc./(a)/..............................    590       75,426
Genpact Ltd.....................................    310        8,367
Global Payments, Inc............................  1,035      106,740
International Business Machines Corp............  4,245      482,529
Jack Henry & Associates, Inc....................    510       64,525
Mastercard, Inc. -- Class A.....................  5,950    1,122,468
Okta, Inc./(a)/.................................    550       35,090
Paychex, Inc....................................  2,075      135,186
PayPal Holdings, Inc./(a)/......................  7,690      646,652
Sabre Corp......................................  1,405       30,404
Square, Inc. -- Class A/(a)/....................  1,843      103,374
Switch, Inc. -- Class A.........................    219        1,533
Teradata Corp./(a)/.............................    540       20,714
Total System Services, Inc......................  1,120       91,045
Twilio, Inc. -- Class A/(a)/....................    460       41,078
VeriSign, Inc./(a)/.............................    670       99,354
Visa, Inc. -- Class A........................... 11,530    1,521,268

Company                                  Shares U.S. $ Value
------------------------------------------------------------
IT Services (Continued)
Western Union Co. (The) -- Class W......    775   $   13,222
WEX, Inc./(a)/..........................    270       37,816
Worldpay, Inc. -- Class A/(a)/..........    125        9,554
                                                  ----------
                                                   6,515,822
                                                  ----------
Semiconductors & Semiconductor Equipment -- 3.8%
Advanced Micro Devices, Inc./(a)/.......  5,840      107,806
Analog Devices, Inc.....................    374       32,100
Applied Materials, Inc..................  6,330      207,244
Broadcom, Inc...........................  1,677      426,428
Cypress Semiconductor Corp..............  1,580       20,098
KLA-Tencor Corp.........................  1,010       90,385
Lam Research Corp.......................  1,010      137,532
Marvell Technology Group Ltd............    627       10,151
Maxim Integrated Products, Inc..........  1,760       89,496
Microchip Technology, Inc...............  1,445      103,946
Micron Technology, Inc./(a)/............  5,830      184,986
MKS Instruments, Inc....................    350       22,613
Monolithic Power Systems, Inc...........    270       31,387
NVIDIA Corp.............................  3,790      505,965
NXP Semiconductors NV...................    100        7,328
ON Semiconductor Corp./(a)/.............  2,730       45,072
Skyworks Solutions, Inc.................    770       51,605
Teradyne, Inc...........................    170        5,335
Texas Instruments, Inc..................  6,330      598,185
Universal Display Corp..................    270       25,264
Versum Materials, Inc...................    680       18,850
Xilinx, Inc.............................  1,610      137,124
                                                  ----------
                                                   2,858,900
                                                  ----------
Software -- 11.2%
2U, Inc./(a)/...........................    340       16,905
Adobe, Inc./(a)/........................  3,170      717,181
ANSYS, Inc./(a)/........................    555       79,332
Aspen Technology, Inc./(a)/.............    430       35,337
Atlassian Corp. PLC -- Class A/(a)/.....    570       50,719
Autodesk, Inc./(a)/.....................  1,210      155,618
Cadence Design Systems, Inc./(a)/.......  1,790       77,829
CDK Global, Inc.........................    830       39,740
Ceridian HCM Holding, Inc./(a)/.........    200        6,898
Citrix Systems, Inc.....................    880       90,165
Dell Technologies, Inc. -- Class V/(a)/.     96        9,862
Elastic NV/(a)/.........................     43        3,074
Fair Isaac Corp./(a)/...................    190       35,530
FireEye, Inc./(a)/......................    520        8,429
Fortinet, Inc./(a)/.....................    900       63,387
Guidewire Software, Inc./(a)/...........    470       37,708
Intuit, Inc.............................  1,580      311,023
Manhattan Associates, Inc./(a)/.........    405       17,160
Microsoft Corp./(b)/.................... 46,380    4,710,817
Nutanix, Inc. -- Class A/(a)/...........    640       26,618
Oracle Corp.............................  1,715       77,432
Palo Alto Networks, Inc./(a)/...........    570      107,359
Paycom Software, Inc./(a)/..............    330       40,409
Pegasystems, Inc........................    240       11,479
Pluralsight, Inc. -- Class A/(a)/.......    100        2,355
Proofpoint, Inc./(a)/...................    340       28,495
PTC, Inc./(a)/..........................    750       62,175
RealPage, Inc./(a)/.....................    450       21,686
Red Hat, Inc./(a)/......................  1,160      203,742

                                    FSA-18

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Software (Continued)
RingCentral, Inc. -- Class A/(a)/............    410  $    33,800
salesforce.com, Inc./(a)/....................  4,560      624,583
ServiceNow, Inc./(a)/........................  1,142      203,333
SolarWinds Corp./(a)/........................    132        1,826
Splunk, Inc./(a)/............................    940       98,559
SS&C Technologies Holdings, Inc..............  1,220       55,034
Synopsys, Inc./(a)/..........................     65        5,476
Tableau Software, Inc. -- Class A/(a)/.......    445       53,400
Tyler Technologies, Inc./(a)/................    260       48,313
Ultimate Software Group, Inc. (The)/(a)/.....    195       47,750
VMware, Inc. -- Class A......................    465       63,765
Workday, Inc. -- Class A/(a)/................    945      150,898
Zendesk, Inc./(a)/...........................    670       39,108
                                                      -----------
                                                        8,474,309
                                                      -----------
Technology Hardware, Storage & Peripherals -- 6.7%
Apple, Inc................................... 31,242    4,928,113
NCR Corp./(a)/...............................    620       14,310
NetApp, Inc..................................  1,680      100,245
Pure Storage, Inc. -- Class A/(a)/...........  1,060       17,045
                                                      -----------
                                                        5,059,713
                                                      -----------
Total Information Technology.................          23,581,555
                                                      -----------

Consumer Discretionary -- 15.1%

Auto Components -- 0.2%
Aptiv PLC....................................  1,470       90,508
Gentex Corp..................................  1,160       23,443
Lear Corp....................................     40        4,914
Visteon Corp./(a)/...........................    120        7,234
                                                      -----------
                                                          126,099
                                                      -----------
Automobiles -- 0.4%
Tesla, Inc./(a)/.............................    877      291,866
Thor Industries, Inc.........................    240       12,480
                                                      -----------
                                                          304,346
                                                      -----------
Distributors -- 0.1%
LKQ Corp./(a)/...............................    330        7,831
Pool Corp....................................    260       38,649
                                                      -----------
                                                           46,480
                                                      -----------
Diversified Consumer Services -- 0.2%
Bright Horizons Family Solutions, Inc./(a)/..    320       35,664
Grand Canyon Education, Inc./(a)/............    290       27,881
H&R Block, Inc...............................    225        5,708
Service Corp. International/US...............    520       20,935
ServiceMaster Global Holdings, Inc./(a)/.....    871       32,001
                                                      -----------
                                                          122,189
                                                      -----------
Hotels, Restaurants & Leisure -- 2.1%
Chipotle Mexican Grill, Inc. -- Class A/(a)/.    180       77,722
Choice Hotels International, Inc.............    220       15,748
Darden Restaurants, Inc......................    410       40,943
Domino's Pizza, Inc..........................    290       71,917
Dunkin' Brands Group, Inc....................    526       33,727
Extended Stay America, Inc...................    730       11,315
Hilton Grand Vacations, Inc./(a)/............    577       15,227
Hilton Worldwide Holdings, Inc...............  1,788      128,378
International Game Technology PLC............     20          293
Las Vegas Sands Corp.........................  1,370       71,308

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Hotels, Restaurants & Leisure (Continued)
Marriott International, Inc./MD -- Class A......  1,888   $  204,961
McDonald's Corp.................................    968      171,888
MGM Resorts International.......................    280        6,793
Six Flags Entertainment Corp....................    450       25,034
Starbucks Corp..................................  7,915      509,726
Vail Resorts, Inc...............................    270       56,921
Wendy's Co. (The)...............................  1,200       18,732
Wyndham Destinations, Inc.......................    630       22,579
Wyndham Hotels & Resorts, Inc...................    630       28,583
Wynn Resorts Ltd................................    650       64,291
Yum China Holdings, Inc.........................    200        6,706
Yum! Brands, Inc................................    590       54,233
                                                          ----------
                                                           1,637,025
                                                          ----------
Household Durables -- 0.2%
DR Horton, Inc..................................  1,290       44,711
Lennar Corp. -- Class A.........................    950       37,192
Lennar Corp. -- Class B.........................     50        1,567
NVR, Inc./(a)/..................................     30       73,110
PulteGroup, Inc.................................    530       13,775
Tempur Sealy International, Inc./(a)/...........    290       12,006
Toll Brothers, Inc..............................    450       14,818
                                                          ----------
                                                             197,179
                                                          ----------
Internet & Direct Marketing Retail -- 6.2%
Amazon.com, Inc./(a)/...........................  2,634    3,956,189
Booking Holdings, Inc./(a)/.....................    333      573,566
eBay, Inc./(a)/.................................  1,310       36,772
Expedia Group, Inc..............................    771       86,853
GrubHub, Inc./(a)/..............................    580       44,550
Wayfair, Inc. -- Class A/(a)/...................    390       35,131
                                                          ----------
                                                           4,733,061
                                                          ----------
Leisure Products -- 0.1%
Brunswick Corp./DE..............................     50        2,322
Hasbro, Inc.....................................    600       48,750
Mattel, Inc./(a)/...............................    480        4,795
Polaris Industries, Inc.........................    370       28,372
                                                          ----------
                                                              84,239
                                                          ----------
Media -- 0.1%
AMC Networks, Inc. -- Class A/(a)/..............    270       14,818
Cable One, Inc..................................     30       24,603
Lions Gate Entertainment Corp. -- Class A.......     15          242
Lions Gate Entertainment Corp. -- Class B.......     22          327
Madison Square Garden Co. (The) -- Class A/(a)/.     16        4,283
                                                          ----------
                                                              44,273
                                                          ----------
Multiline Retail -- 0.3%
Dollar General Corp.............................  1,765      190,761
Dollar Tree, Inc./(a)/..........................    256       23,122
Nordstrom, Inc..................................    715       33,326
                                                          ----------
                                                             247,209
                                                          ----------
Specialty Retail -- 4.0%
Advance Auto Parts, Inc.........................    135       21,257
AutoZone, Inc./(a)/.............................    175      146,709
Best Buy Co., Inc...............................    390       20,654
Burlington Stores, Inc./(a)/....................    450       73,202
CarMax, Inc./(a)/...............................    685       42,970
Floor & Decor Holdings, Inc. -- Class A/(a)/....    310        8,029

                                    FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Specialty Retail (Continued)
Gap, Inc. (The).............................     85  $     2,190
Home Depot, Inc. (The)......................  7,460    1,281,777
L Brands, Inc...............................    275        7,059
Lowe's Cos., Inc............................  5,268      486,552
Michaels Cos., Inc. (The)/(a)/..............    109        1,476
O'Reilly Automotive, Inc./(a)/..............    515      177,330
Ross Stores, Inc............................  2,400      199,680
Tiffany & Co................................    120        9,661
TJX Cos., Inc. (The)........................  8,090      361,947
Tractor Supply Co...........................    770       64,249
Ulta Salon Cosmetics & Fragrance, Inc./(a)/.    380       93,039
Urban Outfitters, Inc./(a)/.................    430       14,276
Williams-Sonoma, Inc........................    115        5,802
                                                     -----------
                                                       3,017,859
                                                     -----------
Textiles, Apparel & Luxury Goods -- 1.2%
Capri Holdings Ltd./(a)/....................    480       18,202
Carter's, Inc...............................    250       20,405
Columbia Sportswear Co......................     30        2,523
Hanesbrands, Inc............................  2,280       28,568
Lululemon Athletica, Inc./(a)/..............    630       76,614
NIKE, Inc. -- Class B.......................  8,100      600,534
Skechers U.S.A., Inc. -- Class A/(a)/.......    390        8,927
Tapestry, Inc...............................    350       11,812
Under Armour, Inc. -- Class A/(a)/..........    610       10,779
Under Armour, Inc. -- Class C/(a)/..........    909       14,699
VF Corp.....................................  1,600      114,144
                                                     -----------
                                                         907,207
                                                     -----------
Total Consumer Discretionary................          11,467,166
                                                     -----------

Health Care -- 14.1%

Biotechnology -- 5.1%
AbbVie, Inc.................................  9,807      904,107
Agios Pharmaceuticals, Inc./(a)/............    300       13,833
Alexion Pharmaceuticals, Inc./(a)/..........  1,160      112,938
Alkermes PLC/(a)/...........................    950       28,034
Alnylam Pharmaceuticals, Inc./(a)/..........    500       36,455
Amgen, Inc..................................  3,930      765,053
Biogen, Inc./(a)/...........................  1,229      369,831
BioMarin Pharmaceutical, Inc./(a)/..........  1,130       96,219
Bluebird Bio, Inc./(a)/.....................    230       22,816
Celgene Corp./(a)/..........................  4,506      288,790
Exact Sciences Corp./(a)/...................    750       47,325
Exelixis, Inc./(a)/.........................  1,890       37,176
Gilead Sciences, Inc........................  6,217      388,873
Incyte Corp./(a)/...........................  1,130       71,857
Ionis Pharmaceuticals, Inc./(a)/............    760       41,086
Neurocrine Biosciences, Inc./(a)/...........    560       39,990
Regeneron Pharmaceuticals, Inc./(a)/........    540      201,690
Sage Therapeutics, Inc./(a)/................    300       28,737
Sarepta Therapeutics, Inc./(a)/.............    420       45,835
Seattle Genetics, Inc./(a)/.................    670       37,962
TESARO, Inc./(a)/...........................    230       17,078
Vertex Pharmaceuticals, Inc./(a)/...........  1,650      273,421
                                                     -----------
                                                       3,869,106
                                                     -----------
Health Care Equipment & Supplies -- 2.6%
ABIOMED, Inc./(a)/..........................    280       91,011
Align Technology, Inc./(a)/.................    510      106,809

Company                                              Shares U.S. $ Value
------------------------------------------------------------------------
Health Care Equipment & Supplies (Continued)
Baxter International, Inc...........................    350   $   23,037
Becton Dickinson and Co.............................    164       36,952
Boston Scientific Corp./(a)/........................  6,700      236,778
Cantel Medical Corp.................................    230       17,123
Cooper Cos., Inc. (The).............................     60       15,270
DexCom, Inc./(a)/...................................    560       67,088
Edwards Lifesciences Corp./(a)/.....................  1,380      211,375
Hill-Rom Holdings, Inc..............................    270       23,908
ICU Medical, Inc./(a)/..............................    100       22,963
IDEXX Laboratories, Inc./(a)/.......................    570      106,031
Insulet Corp./(a)/..................................    330       26,176
Integra LifeSciences Holdings Corp./(a)/............    340       15,334
Intuitive Surgical, Inc./(a)/.......................    730      349,612
Masimo Corp./(a)/...................................    310       33,285
Penumbra, Inc./(a)/.................................    200       24,440
ResMed, Inc.........................................    910      103,622
Stryker Corp........................................  2,230      349,552
Teleflex, Inc.......................................     70       18,094
Varian Medical Systems, Inc./(a)/...................    580       65,720
West Pharmaceutical Services, Inc...................    100        9,803
                                                              ----------
                                                               1,953,983
                                                              ----------
Health Care Providers & Services -- 3.4%
AmerisourceBergen Corp. -- Class A..................  1,000       74,400
Centene Corp./(a)/..................................  1,172      135,132
Chemed Corp.........................................    100       28,328
Cigna Corp./(a)/....................................    683      129,715
CVS Health Corp.....................................    645       42,261
DaVita, Inc./(a)/...................................    420       21,613
Encompass Health Corp...............................    630       38,871
HCA Healthcare, Inc.................................  1,270      158,052
Henry Schein, Inc./(a)/.............................    140       10,993
Humana, Inc.........................................    850      243,508
Laboratory Corp. of America Holdings/(a)/...........     50        6,318
McKesson Corp.......................................    170       18,780
Molina Healthcare, Inc./(a)/........................    320       37,190
Premier, Inc. -- Class A/(a)/.......................     89        3,324
UnitedHealth Group, Inc.............................  6,170    1,537,070
WellCare Health Plans, Inc./(a)/....................    320       75,549
                                                              ----------
                                                               2,561,104
                                                              ----------
Health Care Technology -- 0.2%
athenahealth, Inc./(a)/.............................    270       35,621
Cerner Corp./(a)/...................................    915       47,983
Veeva Systems, Inc. -- Class A/(a)/.................    773       69,044
                                                              ----------
                                                                 152,648
                                                              ----------
Life Sciences Tools & Services -- 0.8%
Bio-Techne Corp.....................................    250       36,180
Bruker Corp.........................................    260        7,740
Charles River Laboratories International, Inc./(a)/.    220       24,900
Illumina, Inc./(a)/.................................    960      287,933
Mettler-Toledo International, Inc./(a)/.............    170       96,149
PRA Health Sciences, Inc./(a)/......................    370       34,025
Thermo Fisher Scientific, Inc.......................    160       35,806
Waters Corp./(a)/...................................    460       86,779
                                                              ----------
                                                                 609,512
                                                              ----------
Pharmaceuticals -- 2.0%
Bristol-Myers Squibb Co.............................  5,520      286,930
Catalent, Inc./(a)/.................................    200        6,236

                                    FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Pharmaceuticals (Continued)
Elanco Animal Health, Inc./(a)/..............    222  $     7,000
Eli Lilly & Co...............................  3,810      440,893
Jazz Pharmaceuticals PLC/(a)/................    340       42,146
Johnson & Johnson............................  3,150      406,508
Merck & Co., Inc.............................  1,110       84,815
Nektar Therapeutics/(a)/.....................    860       28,268
Zoetis, Inc..................................  3,150      269,451
                                                      -----------
                                                        1,572,247
                                                      -----------
Total Health Care............................          10,718,600
                                                      -----------

Industrials -- 11.7%

Aerospace & Defense -- 3.3%
Boeing Co. (The).............................  3,503    1,129,717
Curtiss-Wright Corp..........................     30        3,064
General Dynamics Corp........................    750      117,907
Harris Corp..................................    770      103,681
HEICO Corp...................................    203       15,728
HEICO Corp. -- Class A.......................    487       30,681
Hexcel Corp..................................     90        5,161
Huntington Ingalls Industries, Inc...........    230       43,771
Lockheed Martin Corp.........................  1,470      384,905
Northrop Grumman Corp........................  1,040      254,696
Raytheon Co..................................  1,870      286,764
Spirit AeroSystems Holdings, Inc. -- Class A.    640       46,138
Textron, Inc.................................    220       10,118
TransDigm Group, Inc./(a)/...................    310      105,419
                                                      -----------
                                                        2,537,750
                                                      -----------
Air Freight & Logistics -- 1.2%
CH Robinson Worldwide, Inc...................    890       74,840
Expeditors International of Washington, Inc..  1,120       76,261
FedEx Corp...................................  1,610      259,741
United Parcel Service, Inc. -- Class B.......  4,450      434,009
XPO Logistics, Inc./(a)/.....................    810       46,202
                                                      -----------
                                                          891,053
                                                      -----------
Airlines -- 0.2%
Delta Air Lines, Inc.........................  1,030       51,397
Southwest Airlines Co........................  2,380      110,622
                                                      -----------
                                                          162,019
                                                      -----------
Building Products -- 0.3%
Allegion PLC.................................    520       41,449
AO Smith Corp................................    910       38,857
Armstrong World Industries, Inc..............    280       16,299
Fortune Brands Home & Security, Inc..........    370       14,056
Lennox International, Inc....................    230       50,338
Masco Corp...................................  1,350       39,474
Resideo Technologies, Inc./(a)/..............    458        9,412
                                                      -----------
                                                          209,885
                                                      -----------
Commercial Services & Supplies -- 0.6%
Cintas Corp..................................    565       94,914
Copart, Inc./(a)/............................  1,265       60,442
KAR Auction Services, Inc....................    790       37,699
Republic Services, Inc. -- Class A...........     90        6,488
Rollins, Inc.................................    930       33,573
Waste Management, Inc........................  2,330      207,347
                                                      -----------
                                                          440,463
                                                      -----------

Company                                  Shares U.S. $ Value
------------------------------------------------------------
Construction & Engineering -- 0.0%
frontdoor, Inc./(a)/....................    425   $   11,309
Quanta Services, Inc....................    270        8,127
                                                  ----------
                                                      19,436
                                                  ----------
Electrical Equipment -- 0.5%
AMETEK, Inc.............................    270       18,279
BWX Technologies, Inc...................    640       24,467
Emerson Electric Co.....................  2,880      172,080
Hubbell, Inc............................    240       23,842
Rockwell Automation, Inc................    810      121,889
Sensata Technologies Holding PLC/(a)/...    580       26,007
                                                  ----------
                                                     386,564
                                                  ----------
Industrial Conglomerates -- 1.3%
3M Co...................................  3,068      584,576
Honeywell International, Inc............  3,000      396,360
Roper Technologies, Inc.................    140       37,313
                                                  ----------
                                                   1,018,249
                                                  ----------
Machinery -- 2.2%
Allison Transmission Holdings, Inc......    620       27,224
Caterpillar, Inc........................  3,430      435,850
Cummins, Inc............................    370       49,447
Deere & Co..............................  2,100      313,257
Donaldson Co., Inc......................    760       32,976
Fortive Corp............................  1,730      117,052
Gardner Denver Holdings, Inc./(a)/......    260        5,317
Graco, Inc..............................    920       38,502
IDEX Corp...............................    460       58,080
Illinois Tool Works, Inc................  2,170      274,917
Ingersoll-Rand PLC......................    860       78,458
Lincoln Electric Holdings, Inc..........    390       30,751
Middleby Corp. (The)/(a)/...............    210       21,573
Nordson Corp............................    360       42,966
Parker-Hannifin Corp....................    140       20,880
Toro Co. (The)..........................    660       36,881
WABCO Holdings, Inc./(a)/...............    350       37,569
Wabtec Corp.............................    200       14,050
Welbilt, Inc./(a)/......................    820        9,110
Xylem, Inc./NY..........................    640       42,701
                                                  ----------
                                                   1,687,561
                                                  ----------
Professional Services -- 0.5%
CoStar Group, Inc./(a)/.................    240       80,962
Dun & Bradstreet Corp. (The)............    115       16,415
Equifax, Inc............................    200       18,626
Robert Half International, Inc..........    755       43,186
TransUnion..............................  1,190       67,592
Verisk Analytics, Inc. -- Class A/(a)/..  1,047      114,165
                                                  ----------
                                                     340,946
                                                  ----------
Road & Rail -- 1.2%
CSX Corp................................  2,440      151,597
Garrett Motion, Inc./(a)/...............    285        3,517
Genesee & Wyoming, Inc. -- Class A/(a)/.     70        5,181
JB Hunt Transport Services, Inc.........    550       51,172
Landstar System, Inc....................    270       25,831
Old Dominion Freight Line, Inc..........    440       54,336
Schneider National, Inc. -- Class B.....     50          933
Union Pacific Corp......................  4,394      607,383
                                                  ----------
                                                     899,950
                                                  ----------

                                    FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Trading Companies & Distributors -- 0.4%
Air Lease Corp...............................     35   $    1,057
Fastenal Co..................................  1,850       96,737
HD Supply Holdings, Inc./(a)/................    338       12,682
MSC Industrial Direct Co., Inc. -- Class A...    120        9,230
United Rentals, Inc./(a)/....................    540       55,366
Univar, Inc./(a)/............................    110        1,951
Watsco, Inc..................................    170       23,654
WW Grainger, Inc.............................    310       87,532
                                                       ----------
                                                          288,209
                                                       ----------
Total Industrials............................           8,882,085
                                                       ----------

Communication Services -- 11.7%

Diversified Telecommunication Services -- 0.0%
Zayo Group Holdings, Inc./(a)/...............  1,265       28,893
                                                       ----------

Entertainment -- 2.6%
Activision Blizzard, Inc.....................  4,840      225,399
Electronic Arts, Inc./(a)/...................  1,910      150,718
Live Nation Entertainment, Inc./(a)/.........    890       43,833
Netflix, Inc./(a)/...........................  2,703      723,485
Take-Two Interactive Software, Inc./(a)/.....    420       43,235
Walt Disney Co. (The)........................  6,910      757,681
                                                       ----------
                                                        1,944,351
                                                       ----------
Interactive Media & Services -- 8.4%
Alphabet, Inc. -- Class A/(a)/...............  1,955    2,042,897
Alphabet, Inc. -- Class C/(a)/...............  1,966    2,036,009
Facebook, Inc. -- Class A/(a)/............... 15,351    2,012,363
IAC/InterActiveCorp/(a)/.....................    480       87,859
Match Group, Inc.............................    320       13,686
TripAdvisor, Inc./(a)/.......................    650       35,061
Twitter, Inc./(a)/...........................  4,433      127,404
Zillow Group, Inc./(a)/......................    560       17,685
                                                       ----------
                                                        6,372,964
                                                       ----------
Media -- 0.6%
CBS Corp. -- Class B.........................  2,010       87,877
Charter Communications, Inc. -- Class A/(a)/.    817      232,821
Interpublic Group of Cos., Inc. (The)........    250        5,158
Omnicom Group, Inc...........................    905       66,282
Sirius XM Holdings, Inc......................  7,465       42,625
                                                       ----------
                                                          434,763
                                                       ----------
Wireless Telecommunication Services -- 0.1%
T-Mobile US, Inc./(a)/.......................  1,250       79,512
                                                       ----------
Total Communication Services.................           8,860,483
                                                       ----------

Consumer Staples -- 5.9%

Beverages -- 2.9%
Brown-Forman Corp. -- Class A................    330       15,649
Brown-Forman Corp. -- Class B................  1,817       86,453
Coca-Cola Co. (The).......................... 19,120      905,332
Constellation Brands, Inc. -- Class A........  1,020      164,036
Keurig Dr Pepper, Inc........................    950       24,358
Monster Beverage Corp./(a)/..................  2,460      121,081
PepsiCo, Inc.................................  8,147      900,081
                                                       ----------
                                                        2,216,990
                                                       ----------

Company                                     Shares U.S. $ Value
---------------------------------------------------------------
Food & Staples Retailing -- 1.0%
Costco Wholesale Corp......................  2,815   $  573,443
Sprouts Farmers Market, Inc./(a)/..........    786       18,479
Sysco Corp.................................  3,080      192,993
US Foods Holding Corp./(a)/................     80        2,531
                                                     ----------
                                                        787,446
                                                     ----------
Food Products -- 0.2%
Campbell Soup Co...........................    640       21,113
General Mills, Inc.........................    180        7,009
Hershey Co. (The)..........................    820       87,887
Kellogg Co.................................    780       44,468
McCormick & Co., Inc./MD...................     40        5,570
Post Holdings, Inc./(a)/...................    220       19,609
                                                     ----------
                                                        185,656
                                                     ----------
Household Products -- 0.7%
Church & Dwight Co., Inc...................  1,320       86,803
Clorox Co. (The)...........................    730      112,522
Colgate-Palmolive Co.......................  1,020       60,710
Energizer Holdings, Inc....................    170        7,676
Kimberly-Clark Corp........................  1,960      223,323
Spectrum Brands Holdings, Inc..............    108        4,563
                                                     ----------
                                                        495,597
                                                     ----------
Personal Products -- 0.3%
Estee Lauder Cos., Inc. (The) -- Class A...  1,430      186,043
Herbalife Nutrition Ltd./(a)/..............    120        7,074
Nu Skin Enterprises, Inc. -- Class A.......    100        6,133
                                                     ----------
                                                        199,250
                                                     ----------
Tobacco -- 0.8%
Altria Group, Inc.......................... 12,140      599,595
                                                     ----------
Total Consumer Staples.....................           4,484,534
                                                     ----------

Financials -- 4.3%

Banks -- 0.2%
BOK Financial Corp.........................     30        2,200
Comerica, Inc..............................     40        2,748
East West Bancorp, Inc.....................     70        3,047
Pinnacle Financial Partners, Inc...........    200        9,220
Signature Bank/New York NY.................    220       22,618
SVB Financial Group/(a)/...................    270       51,278
Synovus Financial Corp.....................     50        1,600
Texas Capital Bancshares, Inc./(a)/........    200       10,218
Western Alliance Bancorp/(a)/..............    370       14,611
                                                     ----------
                                                        117,540
                                                     ----------
Capital Markets -- 2.2%
Ameriprise Financial, Inc..................    150       15,656
Cboe Global Markets, Inc...................    660       64,568
Charles Schwab Corp. (The).................  7,620      316,459
CME Group, Inc. -- Class A.................    280       52,674
E*TRADE Financial Corp.....................    260       11,409
Eaton Vance Corp...........................    740       26,033
Evercore, Inc. -- Class A..................    240       17,174
FactSet Research Systems, Inc..............    250       50,032
Interactive Brokers Group, Inc. -- Class A.    420       22,953
Intercontinental Exchange, Inc.............  1,900      143,127
Lazard Ltd. -- Class A.....................    640       23,622
LPL Financial Holdings, Inc................    539       32,922

                                    FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                   Shares U.S. $ Value
-------------------------------------------------------------
Capital Markets (Continued)
MarketAxess Holdings, Inc................    240   $   50,714
Moody's Corp.............................  1,090      152,644
MSCI, Inc. -- Class A....................    560       82,561
Northern Trust Corp......................    380       31,764
Raymond James Financial, Inc.............    250       18,602
S&P Global, Inc..........................  1,630      277,002
SEI Investments Co.......................    860       39,732
State Street Corp........................    150        9,461
T. Rowe Price Group, Inc.................  1,410      130,171
TD Ameritrade Holding Corp...............  1,810       88,618
Virtu Financial, Inc. -- Class A.........    250        6,440
                                                   ----------
                                                    1,664,338
                                                   ----------
Consumer Finance -- 0.6%
American Express Co......................  3,092      294,729
Capital One Financial Corp...............    220       16,630
Credit Acceptance Corp./(a)/.............     85       32,450
Discover Financial Services..............    990       58,390
OneMain Holdings, Inc./(a)/..............     10          243
Santander Consumer USA Holdings, Inc.....     90        1,583
Synchrony Financial......................  1,630       38,240
                                                   ----------
                                                      442,265
                                                   ----------
Diversified Financial Services -- 0.4%
Berkshire Hathaway, Inc. -- Class B/(a)/.  1,590      324,646
Morningstar, Inc.........................    115       12,632
Voya Financial, Inc......................     50        2,007
                                                   ----------
                                                      339,285
                                                   ----------
Insurance -- 0.9%
Alleghany Corp...........................     10        6,233
American International Group, Inc........    680       26,799
Aon PLC..................................  1,580      229,669
Arch Capital Group Ltd./(a)/.............    350        9,352
Axis Capital Holdings Ltd................     50        2,582
Brown & Brown, Inc.......................     80        2,205
Erie Indemnity Co. -- Class A............    120       15,997
Everest Re Group Ltd.....................    120       26,131
Markel Corp./(a)/........................     10       10,381
Marsh & McLennan Cos., Inc...............  1,520      121,220
Progressive Corp. (The)..................  3,750      226,237
RenaissanceRe Holdings Ltd...............     20        2,674
Travelers Cos., Inc. (The)...............    350       41,912
                                                   ----------
                                                      721,392
                                                   ----------
Real Estate Management & Development -- 0.0%
Howard Hughes Corp. (The)/(a)/...........    100        9,762
                                                   ----------
Total Financials.........................           3,294,582
                                                   ----------

Real Estate -- 2.3%

Equity Real Estate Investment Trusts (REITs) -- 2.2%
Alexandria Real Estate Equities, Inc.....     50        5,762
American Tower Corp......................  2,820      446,096
Colony Capital, Inc......................    159          744
CoreSite Realty Corp.....................    230       20,063
Crown Castle International Corp..........  2,018      219,215
Equinix, Inc.............................    514      181,216
Equity LifeStyle Properties, Inc.........    550       53,421
Extra Space Storage, Inc.................    680       61,526
Gaming and Leisure Properties, Inc.......    460       14,863

Company                                   Shares U.S. $ Value
-------------------------------------------------------------
Equity Real Estate Investment Trusts (REITs) (Continued)
Hudson Pacific Properties, Inc...........    100   $    2,906
Lamar Advertising Co. -- Class A.........    475       32,860
Life Storage, Inc........................     10          930
Omega Healthcare Investors, Inc..........    100        3,515
Public Storage...........................    960      194,314
SBA Communications Corp./(a)/............    730      118,180
Simon Property Group, Inc................  1,839      308,934
Taubman Centers, Inc.....................    380       17,286
                                                   ----------
                                                    1,681,831
                                                   ----------
Real Estate Management & Development -- 0.1%
CBRE Group, Inc. -- Class A/(a)/.........    970       38,839
                                                   ----------
Total Real Estate........................           1,720,670
                                                   ----------

Materials -- 1.8%

Chemicals -- 1.3%
Axalta Coating Systems Ltd./(a)/.........    537       12,576
Celanese Corp. -- Class A................    540       48,584
Chemours Co. (The).......................    940       26,527
Ecolab, Inc..............................    746      109,923
FMC Corp.................................    340       25,146
International Flavors & Fragrances, Inc..    310       41,624
Linde PLC................................  2,216      345,785
LyondellBasell Industries NV -- Class A..    950       79,002
NewMarket Corp...........................     50       20,604
Platform Specialty Products Corp./(a)/...    710        7,334
PPG Industries, Inc......................    100       10,223
RPM International, Inc...................    170        9,993
Scotts Miracle-Gro Co. (The) -- Class A..    110        6,761
Sherwin-Williams Co. (The)...............    540      212,468
Westlake Chemical Corp...................    200       13,234
WR Grace & Co............................    270       17,526
                                                   ----------
                                                      987,310
                                                   ----------
Construction Materials -- 0.2%
Eagle Materials, Inc.....................    250       15,257
Martin Marietta Materials, Inc...........    390       67,029
Vulcan Materials Co......................    800       79,040
                                                   ----------
                                                      161,326
                                                   ----------
Containers & Packaging -- 0.3%
Avery Dennison Corp......................    560       50,305
Berry Global Group, Inc./(a)/............    420       19,962
Crown Holdings, Inc./(a)/................    790       32,840
Graphic Packaging Holding Co.............    340        3,618
International Paper Co...................    280       11,301
Packaging Corp. of America...............    600       50,076
Sealed Air Corp..........................    550       19,162
Silgan Holdings, Inc.....................    140        3,307
                                                   ----------
                                                      190,571
                                                   ----------
Metals & Mining -- 0.0%
Royal Gold, Inc..........................    170       14,560
Southern Copper Corp.....................    528       16,247
Steel Dynamics, Inc......................    220        6,609
                                                   ----------
                                                       37,416
                                                   ----------
Total Materials..........................           1,376,623
                                                   ----------

                                    FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

Company                                Shares U.S. $ Value
----------------------------------------------------------
Energy -- 0.7%

Energy Equipment & Services -- 0.2%
Halliburton Co........................  5,610  $   149,114
RPC, Inc..............................    125        1,234
                                               -----------
                                                   150,348
                                               -----------
Oil, Gas & Consumable Fuels -- 0.5%
Anadarko Petroleum Corp...............  1,100       48,224
Antero Resources Corp./(a)/...........    350        3,287
Apache Corp...........................    150        3,938
Cabot Oil & Gas Corp..................  2,060       46,041
Cheniere Energy, Inc./(a)/............    990       58,598
Cimarex Energy Co.....................     70        4,315
Concho Resources, Inc./(a)/...........    160       16,446
Continental Resources, Inc./OK/(a)/...    270       10,851
Diamondback Energy, Inc...............    170       15,759
EOG Resources, Inc....................    420       36,628
Kosmos Energy Ltd./(a)/...............    280        1,140
Newfield Exploration Co./(a)/.........    460        6,744
ONEOK, Inc............................  1,051       56,701
Parsley Energy, Inc. -- Class A/(a)/..  1,140       18,217
Pioneer Natural Resources Co..........    600       78,912
                                               -----------
                                                   405,801
                                               -----------
Total Energy..........................             556,149
                                               -----------

Total Investments -- 98.7%
  (cost $45,538,930)..................          74,942,447
Other assets less liabilities -- 1.3%.             961,008
                                               -----------

Net Assets -- 100.0%                           $75,903,455
                                               ===========

FUTURES

                                                                      Unrealized
                    Number of Expiration Original     Value at      Appreciation/
       Type         Contracts   Month     Value   December 31, 2018 (Depreciation)
       ----         --------- ---------- -------- ----------------- --------------
Purchased Contracts
S&P 500 Index Mini.     5     March 2019 $652,098     $626,300         $(25,798)

-----------
(a)Non-income producing security.
(b)Position, or a portion thereof, has been segregated to collateralize margin requirements for open future contracts.

The accompanying notes are an integral part of these financial statements.

                                    FSA-24

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

                % of Total Investments* Country Diversification
                ----------------------- -----------------------
                        99.4%           United States
                         0.4%           United Kingdom
                         0.1%           Australia
                         0.1%           Other
                         ----
                        100.0%
                        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of long-term investments and may vary over time. "Other" country weightings represent 0.01% or less in the following countries: Bermuda, China, Ghana, Netherlands, Peru and Switzerland.

The accompanying notes are an integral part of these financial statements.

                                    FSA-25

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
 Common stocks -- at fair value (cost: $19,392,506)...........                   $21,124,247
Cash..........................................................                       945,615
Dividends receivable..........................................                         2,116
Receivable from AXA Equitable's General Account...............                         8,083
Fees receivable from Contractowners...........................                        12,658
                                                                                 -----------
   Total assets...............................................                    22,092,719
                                                                                 -----------

Liabilities:
Accrued custody and bank fees.................................                         1,519
Asset management fee payable..................................                        25,273
Accrued expenses..............................................                         2,477
                                                                                 -----------
   Total liabilities..........................................                        29,269
                                                                                 -----------
Net Assets Attributable to Contractowners or in Accumulation..                   $22,063,450
                                                                                 ===========

                                                               Units Outstanding Unit Values
                                                               ----------------- -----------
Institutional.................................................           11      $ 80,947.80
RIA...........................................................        1,626           715.58
MRP...........................................................      137,711           145.35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
 Dividends................................................................ $   102,640
                                                                           -----------
   Total investment income................................................     102,640
                                                                           -----------

Expenses (Note 6):
 Investment management fees...............................................    (151,971)
 Custody and bank fees....................................................      (1,526)
 Other operating expenses.................................................      (2,631)
                                                                           -----------
   Total expenses.........................................................    (156,128)
                                                                           -----------

Net Investment Income (Loss)..............................................     (53,488)
                                                                           -----------

Realized and Unrealized Gain (Loss) on Investments (Note 2):
 Net realized gain (loss) from investments................................   3,887,022
 Change in unrealized appreciation (depreciation) of investments..........  (2,837,451)
                                                                           -----------

Net Realized and Unrealized Gain (Loss) on Investments....................   1,049,571
                                                                           -----------

Net Increase (Decrease) in Net Assets Attributable to Operations.......... $   996,083
                                                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          Year Ended        Year Ended
                                                                                       December 31, 2018 December 31, 2017
                                                                                       ----------------- -----------------
Increase/(Decrease) in Net Assets:
From Operations:
  Net investment income (loss)........................................................    $   (53,488)      $   (63,043)
  Net realized gain (loss) on investments.............................................      3,887,022         2,949,445
  Change in unrealized appreciation (depreciation) of investments.....................     (2,837,451)        3,181,758
                                                                                          -----------       -----------
   Net increase (decrease) in assets attributable to operations.......................        996,083         6,068,160
                                                                                          -----------       -----------

From Contractowners Transactions:
  Contributions.......................................................................      2,630,474         3,169,935
  Withdrawals.........................................................................     (4,491,307)       (6,206,999)
  Asset management fees (Note 6)......................................................        (85,080)          (76,212)
  Administrative fees (Note 6)........................................................       (146,874)         (134,585)
                                                                                          -----------       -----------
   Net increase (decrease) in net assets attributable to contractowners transactions..     (2,092,787)       (3,247,861)
                                                                                          -----------       -----------
Increase (Decrease) in Net Assets.....................................................     (1,096,704)        2,820,299
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.....     23,160,154        20,339,855
                                                                                          -----------       -----------

Net Assets Attributable to Contractowners or in Accumulation -- End of Year...........    $22,063,450       $23,160,154
                                                                                          ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
COMMON STOCKS -- 95.7%

Technology -- 24.4%

Computer Services, Software & Systems -- 8.4%
Altair Engineering, Inc. -- Class A/(a)/.... 11,690   $  322,410
Aspen Technology, Inc./(a)/.................  2,650      217,777
Elastic NV/(a)/.............................     43        3,074
HubSpot, Inc./(a)/..........................  2,690      338,214
LiveRamp Holdings, Inc./(a)/................  2,810      108,550
Paycom Software, Inc./(a)/..................  3,630      444,493
Trade Desk, Inc. (The) -- Class A/(a)/......  1,850      214,711
Tyler Technologies, Inc./(a)/...............  1,040      193,253
                                                      ----------
                                                       1,842,482
                                                      ----------
Electronic Entertainment -- 5.7%
Dolby Laboratories, Inc. -- Class A.........  7,750      479,260
Take-Two Interactive Software, Inc./(a)/....  7,570      779,256
                                                      ----------
                                                       1,258,516
                                                      ----------
Production Technology Equipment -- 2.7%
Cognex Corp.................................  7,260      280,744
Novanta, Inc./(a)/..........................  5,090      320,670
                                                      ----------
                                                         601,414
                                                      ----------
Semiconductors & Component -- 4.5%
Semtech Corp./(a)/..........................  7,840      359,621
Xilinx, Inc.................................  7,458      635,198
                                                      ----------
                                                         994,819
                                                      ----------
Telecommunications Equipment -- 3.1%
Arista Networks, Inc./(a)/..................  3,290      693,203
                                                      ----------
Total Technology............................           5,390,434
                                                      ----------

Producer Durables -- 21.7%

Back Office Support, HR & Consulting -- 4.0%
Copart, Inc./(a)/........................... 10,470      500,257
CoStar Group, Inc./(a)/.....................  1,160      391,314
                                                      ----------
                                                         891,571
                                                      ----------
Machinery: Industrial -- 1.6%
Nordson Corp................................  2,920      348,502
                                                      ----------

Scientific Instruments: Control & Filter -- 7.8%
Allegion PLC................................  4,570      364,275
FLIR Systems, Inc...........................  6,170      268,642
IDEX Corp...................................  2,610      329,538
Rockwell Automation, Inc....................  2,510      377,705
Roper Technologies, Inc.....................  1,460      389,119
                                                      ----------
                                                       1,729,279
                                                      ----------
Scientific Instruments: Electrical -- 2.4%
AO Smith Corp...............................  7,730      330,071
Littelfuse, Inc.............................  1,170      200,632
                                                      ----------
                                                         530,703
                                                      ----------
Scientific Instruments: Gauges & Meters -- 4.3%
Keysight Technologies, Inc./(a)/............  6,430      399,174
Mettler-Toledo International, Inc./(a)/.....    960      542,957
                                                      ----------
                                                         942,131
                                                      ----------
Truckers -- 1.6%
Saia, Inc./(a)/.............................  6,140      342,735
                                                      ----------
Total Producer Durables.....................           4,784,921
                                                      ----------

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Consumer Discretionary -- 20.3%

Auto Parts -- 0.5%
WABCO Holdings, Inc./(a)/.......................  1,110   $  119,148
                                                          ----------

Diversified Retail -- 2.5%
Dollar Tree, Inc./(a)/..........................  3,260      294,443
Etsy, Inc./(a)/.................................  5,600      266,392
                                                          ----------
                                                             560,835
                                                          ----------
Education Services -- 5.6%
Bright Horizons Family Solutions, Inc./(a)/.....  6,760      753,402
Grand Canyon Education, Inc./(a)/...............  4,970      477,816
                                                          ----------
                                                           1,231,218
                                                          ----------
Leisure Time -- 6.7%
Expedia Group, Inc..............................  7,045      793,620
Planet Fitness, Inc./(a)/....................... 12,590      675,076
                                                          ----------
                                                           1,468,696
                                                          ----------
Specialty Retail -- 5.0%
National Vision Holdings, Inc./(a)/............. 12,090      340,575
Ulta Salon Cosmetics & Fragrance, Inc./(a)/.....  3,120      763,901
                                                          ----------
                                                           1,104,476
                                                          ----------
Total Consumer Discretionary....................           4,484,373
                                                          ----------

Health Care -- 14.5%

Biotechnology -- 0.9%
Galapagos NV (Sponsored ADR)/(a)/...............  1,050       96,327
Loxo Oncology, Inc./(a)/........................    750      105,052
                                                          ----------
                                                             201,379
                                                          ----------
Health Care Management Services -- 4.0%
Centene Corp./(a)/..............................  6,670      769,051
HealthEquity, Inc./(a)/.........................  1,900      113,335
                                                          ----------
                                                             882,386
                                                          ----------
Medical & Dental Instruments & Supplies -- 6.1%
Cantel Medical Corp.............................  3,240      241,218
Edwards Lifesciences Corp./(a)/.................  5,310      813,333
Penumbra, Inc./(a)/.............................  2,410      294,502
                                                          ----------
                                                           1,349,053
                                                          ----------
Medical Equipment -- 1.1%
IDEXX Laboratories, Inc./(a)/...................  1,250      232,525
                                                          ----------

Pharmaceuticals -- 2.4%
Zoetis, Inc.....................................  6,240      533,770
                                                          ----------
Total Health Care...............................           3,199,113
                                                          ----------

Financial Services -- 4.8%

Financial Data & Systems -- 3.7%
Euronet Worldwide, Inc./(a)/....................  2,110      216,022
Fair Isaac Corp./(a)/...........................  3,250      607,750
                                                          ----------
                                                             823,772
                                                          ----------
Securities Brokerage & Services -- 1.1%
MarketAxess Holdings, Inc.......................  1,150      243,006
                                                          ----------
Total Financial Services........................           1,066,778
                                                          ----------

                                    FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Materials & Processing -- 4.5%

Building Materials -- 1.3%
Trex Co., Inc./(a)/.........................  4,760  $   282,554
                                                     -----------

Building: Climate Control -- 1.7%
Lennox International, Inc...................  1,710      374,250
                                                     -----------

Metal Fabricating -- 1.5%
Fastenal Co.................................  6,570      343,545
                                                     -----------
Total Materials & Processing................           1,000,349
                                                     -----------

Consumer Staples -- 3.9%

Beverage: Soft Drinks -- 3.9%
Monster Beverage Corp./(a)/................. 17,405      856,674
                                                     -----------

Utilities -- 1.6%

Utilities: Telecommunications -- 1.6%
Vonage Holdings Corp./(a)/.................. 39,130      341,605
                                                     -----------

Total Investments -- 95.7%
 (cost $19,392,506).........................          21,124,247
Other assets less liabilities -- 4.3%.......             939,203
                                                     -----------

Net Assets -- 100.0%                                 $22,063,450
                                                     ===========

-----------
(a)Non-income producing security.

Glossary:
ADR -- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.


                                    FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

                % of Total Investments* Country Diversification
                ----------------------- -----------------------
                        99.5%           United States
                         0.5%           Belgium
                         ----
                        100.0%
                        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of long-term investments and may vary over time.

The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                      1290       1290       1290       1290       1290       1290
                                                   RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
                                                    2020*(a)   2025*(a)   2030*(a)   2035*(a)   2040*(a)   2045*(a)
                                                   ---------- ---------- ---------- ---------- ---------- ----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $74,038    $557,461   $169,105   $259,654   $75,140    $120,082
Receivable for shares of the Portfolios sold......       --       4,347         --         --         7          --
Receivable for policy-related transactions........        3          --         44        252        --       2,091
                                                    -------    --------   --------   --------   -------    --------
   Total assets...................................   74,041     561,808    169,149    259,906    75,147     122,173
                                                    -------    --------   --------   --------   -------    --------

Liabilities:
Payable for shares of the Portfolios purchased....        3          --         44        252        --       2,091
Payable for policy-related transactions...........       --       4,347         --         --         7          --
Payable for direct operating expenses.............        1          22          7          9         1           5
                                                    -------    --------   --------   --------   -------    --------
   Total liabilities..............................        4       4,369         51        261         8       2,096
                                                    -------    --------   --------   --------   -------    --------
Net Assets........................................  $74,037    $557,439   $169,098   $259,645   $75,139    $120,077
                                                    =======    ========   ========   ========   =======    ========

Net Assets:
Accumulation unit values..........................  $74,037    $557,419   $169,098   $259,645   $75,139    $120,077
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................       --          20         --         --        --          --
                                                    -------    --------   --------   --------   -------    --------
Total Net Assets..................................  $74,037    $557,439   $169,098   $259,645   $75,139    $120,077
                                                    =======    ========   ========   ========   =======    ========

Investments in shares of the Portfolios, at cost..  $78,716    $589,041   $180,400   $276,817   $80,244    $130,676

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                      1290 VT                 1290 VT
                                                      1290       1290       1290    DOUBLELINE   1290 VT       GAMCO
                                                   RETIREMENT RETIREMENT RETIREMENT   DYNAMIC    EQUITY     MERGERS AND
                                                    2050*(a)   2055*(a)   2060*(a)  ALLOCATION*  INCOME*   ACQUISITIONS*
                                                   ---------- ---------- ---------- ----------- ---------- -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $127,622   $18,070     $3,647     $65,587   $  793,864    $61,352
Receivable for shares of the Portfolios sold......        --        20         --          --           --         --
Receivable for policy-related transactions........     1,388        --         84         160        2,886        473
                                                    --------   -------     ------     -------   ----------    -------
   Total assets...................................   129,010    18,090      3,731      65,747      796,750     61,825
                                                    --------   -------     ------     -------   ----------    -------

Liabilities:
Payable for shares of the Portfolios purchased....     1,388        --         84         160        2,886        473
Payable for policy-related transactions...........        --        20         --          --           --         --
Payable for direct operating expenses.............         7         1         --           7          119         18
                                                    --------   -------     ------     -------   ----------    -------
   Total liabilities..............................     1,395        21         84         167        3,005        491
                                                    --------   -------     ------     -------   ----------    -------
Net Assets........................................  $127,615   $18,069     $3,647     $65,580   $  793,745    $61,334
                                                    ========   =======     ======     =======   ==========    =======

Net Assets:
Accumulation unit values..........................  $127,615   $18,069     $3,647     $65,580   $  793,703    $61,320
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        --        --         --          --           42         14
                                                    --------   -------     ------     -------   ----------    -------
Total Net Assets..................................  $127,615   $18,069     $3,647     $65,580   $  793,745    $61,334
                                                    ========   =======     ======     =======   ==========    =======

Investments in shares of the Portfolios, at cost..  $137,920   $19,856     $3,957     $70,471   $1,141,802    $67,276

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                   1290 VT GAMCO
                                                       SMALL       1290 VT                       AXA         AXA
                                                      COMPANY      SOCIALLY     ALL ASSET    AGGRESSIVE  CONSERVATIVE
                                                      VALUE*     RESPONSIBLE* GROWTH-ALT 20* ALLOCATION* ALLOCATION*
                                                   ------------- ------------ -------------- ----------- ------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $2,846,099    $2,711,838     $378,229    $2,001,594   $1,826,284
Receivable for policy-related transactions........       5,334         1,362        1,207        19,087          372
                                                    ----------    ----------     --------    ----------   ----------
   Total assets...................................   2,851,433     2,713,200      379,436     2,020,681    1,826,656
                                                    ----------    ----------     --------    ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....       5,316         1,359        1,208        19,078          373
Payable for direct operating expenses.............         612           519           65           460          388
                                                    ----------    ----------     --------    ----------   ----------
   Total liabilities..............................       5,928         1,878        1,273        19,538          761
                                                    ----------    ----------     --------    ----------   ----------
Net Assets........................................  $2,845,505    $2,711,322     $378,163    $2,001,143   $1,825,895
                                                    ==========    ==========     ========    ==========   ==========

Net Assets:
Accumulation unit values..........................  $2,844,952    $2,710,959     $378,146    $2,000,809   $1,825,826
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................         553           363           17           334           69
                                                    ----------    ----------     --------    ----------   ----------
Total Net Assets..................................  $2,845,505    $2,711,322     $378,163    $2,001,143   $1,825,895
                                                    ==========    ==========     ========    ==========   ==========

Investments in shares of the Portfolios, at cost..  $3,223,141    $2,712,222     $417,794    $2,161,400   $1,932,982

                                                        AXA
                                                   CONSERVATIVE-
                                                       PLUS
                                                    ALLOCATION*
                                                   -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $1,165,182
Receivable for policy-related transactions........         436
                                                    ----------
   Total assets...................................   1,165,618
                                                    ----------

Liabilities:
Payable for shares of the Portfolios purchased....         437
Payable for direct operating expenses.............         175
                                                    ----------
   Total liabilities..............................         612
                                                    ----------
Net Assets........................................  $1,165,006
                                                    ==========

Net Assets:
Accumulation unit values..........................  $1,164,770
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................         236
                                                    ----------
Total Net Assets..................................  $1,165,006
                                                    ==========

Investments in shares of the Portfolios, at cost..  $1,267,715

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                   AXA GLOBAL       AXA           AXA      AXA LARGE CAP  AXA LARGE    AXA MID
                                                     EQUITY    INTERNATIONAL INTERNATIONAL    GROWTH      CAP VALUE   CAP VALUE
                                                     MANAGED   CORE MANAGED  VALUE MANAGED    MANAGED      MANAGED     MANAGED
                                                   VOLATILITY*  VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY* VOLATILITY*
                                                   ----------- ------------- ------------- ------------- ----------- -----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................ $1,451,108   $1,410,896      $48,183     $3,072,767   $7,653,896  $5,893,362
Receivable for shares of the Portfolios sold......         --           --           42             --           --          --
Receivable for policy-related transactions........        651          606           --          6,967        1,512         708
                                                   ----------   ----------      -------     ----------   ----------  ----------
   Total assets...................................  1,451,759    1,411,502       48,225      3,079,734    7,655,408   5,894,070
                                                   ----------   ----------      -------     ----------   ----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased....        647          606           --          5,660        1,513         709
Payable for policy-related transactions...........         --           --           40             --           --          --
Payable for direct operating expenses.............        313          304           --            697        1,561       1,315
                                                   ----------   ----------      -------     ----------   ----------  ----------
   Total liabilities..............................        960          910           40          6,357        3,074       2,024
                                                   ----------   ----------      -------     ----------   ----------  ----------
Net Assets........................................ $1,450,799   $1,410,592      $48,185     $3,073,377   $7,652,334  $5,892,046
                                                   ==========   ==========      =======     ==========   ==========  ==========

Net Assets:
Accumulation unit values.......................... $1,450,643   $1,410,211      $48,185     $3,068,190   $7,648,753  $5,890,236
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        156          381           --          5,187        3,581       1,810
                                                   ----------   ----------      -------     ----------   ----------  ----------
Total Net Assets.................................. $1,450,799   $1,410,592      $48,185     $3,073,377   $7,652,334  $5,892,046
                                                   ==========   ==========      =======     ==========   ==========  ==========

Investments in shares of the Portfolios, at cost.. $1,640,908   $1,497,499      $51,576     $3,070,845   $6,747,756  $5,551,121

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                         AXA/
                                                           AXA MODERATE-              CLEARBRIDGE              CHARTER/SM
                                              AXA MODERATE     PLUS      AXA/AB SMALL  LARGE CAP   AXA/JANUS  /MULTI-SECTOR
                                              ALLOCATION*   ALLOCATION*  CAP GROWTH*    GROWTH*   ENTERPRISE*     BOND*
                                              ------------ ------------- ------------ ----------- ----------- -------------
Assets:
Investments in shares of the Portfolios, at
 fair value.................................. $24,287,474   $2,187,874     $551,797    $397,699   $  939,891    $920,479
Receivable for policy-related transactions...      80,003        5,185        1,040       1,166          876       1,691
                                              -----------   ----------     --------    --------   ----------    --------
   Total assets..............................  24,367,477    2,193,059      552,837     398,865      940,767     922,170
                                              -----------   ----------     --------    --------   ----------    --------

Liabilities:
Payable for shares of the Portfolios
 purchased...................................      79,973        5,184        1,040       1,166          876       1,693
Payable for direct operating expenses........       4,359          376           86          68           61         183
                                              -----------   ----------     --------    --------   ----------    --------
   Total liabilities.........................      84,332        5,560        1,126       1,234          937       1,876
                                              -----------   ----------     --------    --------   ----------    --------
Net Assets................................... $24,283,145   $2,187,499     $551,711    $397,631   $  939,830    $920,294
                                              ===========   ==========     ========    ========   ==========    ========

Net Assets:
Accumulation unit values..................... $24,281,001   $2,187,293     $551,551    $397,535   $  939,810    $920,233
Retained by AXA Equitable in Separate
 Account No. 66 .............................       2,144          206          160          96           20          61
                                              -----------   ----------     --------    --------   ----------    --------
Total Net Assets............................. $24,283,145   $2,187,499     $551,711    $397,631   $  939,830    $920,294
                                              ===========   ==========     ========    ========   ==========    ========

Investments in shares of the Portfolios, at
 cost........................................ $26,438,452   $2,434,442     $761,395    $429,570   $1,019,944    $954,945

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                                        EQ/
                                                   CHARTER/SM EQ/BLACKROCK EQ/CAPITAL               INTERMEDIATE      EQ/
                                                   /SMALL CAP BASIC VALUE   GUARDIAN  EQ/EQUITY 500  GOVERNMENT  INTERNATIONAL
                                                     VALUE*     EQUITY*    RESEARCH*     INDEX*        BOND*     EQUITY INDEX*
                                                   ---------- ------------ ---------- ------------- ------------ -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................    $695      $67,238    $6,955,592  $22,511,670   $4,335,718   $7,717,319
Receivable for shares of the Portfolios sold......      --           64            --       13,493           --           --
Receivable for policy-related transactions........       4           --         3,329           --          386        4,391
                                                      ----      -------    ----------  -----------   ----------   ----------
   Total assets...................................     699       67,302     6,958,921   22,525,163    4,336,104    7,721,710
                                                      ----      -------    ----------  -----------   ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....      --           --         3,329           --          392        4,315
Payable for policy-related transactions...........      --           64            --       13,480           --           --
Payable for direct operating expenses.............      --           --         1,414        4,317          720        1,617
                                                      ----      -------    ----------  -----------   ----------   ----------
   Total liabilities..............................      --           64         4,743       17,797        1,112        5,932
                                                      ----      -------    ----------  -----------   ----------   ----------
Net Assets........................................    $699      $67,238    $6,954,178  $22,507,366   $4,334,992   $7,715,778
                                                      ====      =======    ==========  ===========   ==========   ==========

Net Assets:
Accumulation unit values..........................    $699      $67,232    $6,951,631  $22,499,927   $4,334,869   $7,715,118
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................      --            6         2,547        7,439          123          660
                                                      ----      -------    ----------  -----------   ----------   ----------
Total Net Assets..................................    $699      $67,238    $6,954,178  $22,507,366   $4,334,992   $7,715,778
                                                      ====      =======    ==========  ===========   ==========   ==========

Investments in shares of the Portfolios, at cost..    $831      $65,466    $5,992,689  $18,221,516   $4,405,357   $8,162,555

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                    EQ/MFS                            EQ/PIMCO
                                                   EQ/LARGE CAP  INTERNATIONAL EQ/MID CAP  EQ/MONEY  GLOBAL REAL EQ/PIMCO ULTRA
                                                   GROWTH INDEX*    GROWTH*      INDEX*    MARKET*   RETURN*(a)   SHORT BOND*
                                                   ------------- ------------- ---------- ---------- ----------- --------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $1,197,907    $1,011,501    $641,769  $9,838,037   $26,093     $2,228,066
Receivable for shares of the Portfolios sold......          --            --          --          --         3             --
Receivable for policy-related transactions........       2,489         4,085         494       1,619        --          2,923
                                                    ----------    ----------    --------  ----------   -------     ----------
   Total assets...................................   1,200,396     1,015,586     642,263   9,839,656    26,096      2,230,989
                                                    ----------    ----------    --------  ----------   -------     ----------

Liabilities:
Payable for shares of the Portfolios purchased....       2,481         4,085         498       1,693        --          2,926
Payable for policy-related transactions...........          --            --          --          --         3             --
Payable for direct operating expenses.............         250           127         151       1,973        --            417
                                                    ----------    ----------    --------  ----------   -------     ----------
   Total liabilities..............................       2,731         4,212         649       3,666         3          3,343
                                                    ----------    ----------    --------  ----------   -------     ----------
Net Assets........................................  $1,197,665    $1,011,374    $641,614  $9,835,990   $26,093     $2,227,646
                                                    ==========    ==========    ========  ==========   =======     ==========

Net Assets:
Accumulation unit values..........................  $1,197,578    $1,011,354    $640,228  $9,835,990   $26,093     $2,227,581
Retained by AXA Equitable in Separate Account
 No. 66...........................................          87            20       1,386          --        --             65
                                                    ----------    ----------    --------  ----------   -------     ----------
Total Net Assets..................................  $1,197,665    $1,011,374    $641,614  $9,835,990   $26,093     $2,227,646
                                                    ==========    ==========    ========  ==========   =======     ==========

Investments in shares of the Portfolios, at cost..  $1,312,130    $1,218,609    $787,923  $9,837,779   $26,522     $2,280,941

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                               EQ/SMALL   EQ/T. ROWE
                                                   EQ/QUALITY  COMPANY   PRICE GROWTH MULTIMANAGER MULTIMANAGER TARGET 2015
                                                   BOND PLUS*   INDEX*      STOCK*     CORE BOND*  TECHNOLOGY*  ALLOCATION*
                                                   ---------- ---------- ------------ ------------ ------------ -----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................   $6,975   $3,852,307  $1,126,295   $1,135,257   $5,798,584  $  930,795
Receivable for shares of the Portfolios sold......        7           --          --           --           --          33
Receivable for policy-related transactions........       --        4,436       2,428        3,689        6,150          --
                                                     ------   ----------  ----------   ----------   ----------  ----------
   Total assets...................................    6,982    3,856,743   1,128,723    1,138,946    5,804,734     930,828
                                                     ------   ----------  ----------   ----------   ----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased....       --        4,443       2,428        3,689        6,135          --
Payable for policy-related transactions...........        7           --          --           --           --          33
Payable for direct operating expenses.............        1          834         162          192        1,211         247
                                                     ------   ----------  ----------   ----------   ----------  ----------
   Total liabilities..............................        8        5,277       2,590        3,881        7,346         280
                                                     ------   ----------  ----------   ----------   ----------  ----------
Net Assets........................................   $6,974   $3,851,466  $1,126,133   $1,135,065   $5,797,388  $  930,548
                                                     ======   ==========  ==========   ==========   ==========  ==========

Net Assets:
Accumulation unit values..........................   $6,927   $3,850,600  $1,125,540   $1,134,913   $5,795,139  $  930,453
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................       47          866         593          152        2,249          95
                                                     ------   ----------  ----------   ----------   ----------  ----------
Total Net Assets..................................   $6,974   $3,851,466  $1,126,133   $1,135,065   $5,797,388  $  930,548
                                                     ======   ==========  ==========   ==========   ==========  ==========

Investments in shares of the Portfolios, at cost..   $7,107   $4,602,915  $1,316,864   $1,172,631   $6,141,027  $1,022,020

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                                     VANGUARD
                                                                                                     VARIABLE     VANGUARD
                                                                                                    INSURANCE     VARIABLE
                                                                                                    FUND TOTAL   INSURANCE
                                                                                                   BOND MARKET   FUND TOTAL
                                                   TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    INDEX     STOCK MARKET
                                                   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* PORTFOLIO(a)   INDEX(a)
                                                   ----------- ----------- ----------- ----------- ------------ ------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................ $2,138,297  $1,338,157  $1,795,318   $136,243    $2,025,673   $2,646,452
Receivable for shares of the Portfolios sold......        114      23,044         234         52            --           --
Receivable for policy-related transactions........         --          --          --          8         6,357       25,536
                                                   ----------  ----------  ----------   --------    ----------   ----------
   Total assets...................................  2,138,411   1,361,201   1,795,552    136,303     2,032,030    2,671,988
                                                   ----------  ----------  ----------   --------    ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....         --          --          --         --         6,357       25,520
Payable for policy-related transactions...........        110      23,044         219         --            --           --
Payable for direct operating expenses.............        561         370         324         98            77          132
                                                   ----------  ----------  ----------   --------    ----------   ----------
   Total liabilities..............................        671      23,414         543         98         6,434       25,652
                                                   ----------  ----------  ----------   --------    ----------   ----------
Net Assets........................................ $2,137,740  $1,337,787  $1,795,009   $136,205    $2,025,596   $2,646,336
                                                   ==========  ==========  ==========   ========    ==========   ==========

Net Assets:
Accumulation unit values.......................... $2,137,368  $1,337,641  $1,794,839   $136,205    $2,025,521   $2,646,336
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        372         146         170         --            75           --
                                                   ----------  ----------  ----------   --------    ----------   ----------
Total Net Assets.................................. $2,137,740  $1,337,787  $1,795,009   $136,205    $2,025,596   $2,646,336
                                                   ==========  ==========  ==========   ========    ==========   ==========

Investments in shares of the Portfolios, at cost.. $2,115,939  $1,314,846  $1,794,865   $141,334    $1,987,764   $2,936,498

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                Share Class** Portfolio Shares Held
                                              --------------- ---------------------
1290 RETIREMENT 2020.........................        I                7,316

1290 RETIREMENT 2025.........................        I               54,546

1290 RETIREMENT 2030.........................        I               16,595

1290 RETIREMENT 2035.........................        I               25,283

1290 RETIREMENT 2040.........................        I                7,345

1290 RETIREMENT 2045.........................        I               11,670

1290 RETIREMENT 2050.........................        I               12,415

1290 RETIREMENT 2055.........................        I                1,756

1290 RETIREMENT 2060.........................        I                 354

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B                6,186

1290 VT EQUITY INCOME........................        B               212,285

1290 VT GAMCO MERGERS & ACQUISITIONS.........        B                5,212

1290 VT GAMCO SMALL COMPANY VALUE............        B               56,787

1290 VT SOCIALLY RESPONSIBLE.................        B               246,995

ALL ASSET GROWTH-ALT 20......................        B               20,385

AXA AGGRESSIVE ALLOCATION....................        B               197,424

AXA CONSERVATIVE ALLOCATION..................        B               204,179

AXA CONSERVATIVE-PLUS ALLOCATION.............        B               128,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.........        B               97,513

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B               149,096

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        B                4,210

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B               107,959

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A               38,653
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B               446,774

AXA MID CAP VALUE MANAGED VOLATILITY.........        B               426,350

AXA MODERATE ALLOCATION......................        B              1,889,713

AXA MODERATE-PLUS ALLOCATION.................        B               218,968

AXA/AB SMALL CAP GROWTH......................        A                4,234
AXA/AB SMALL CAP GROWTH......................        B               33,868

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B               37,820

AXA/JANUS ENTERPRISE.........................        B               57,065

CHARTER/SM/ MULTI-SECTOR BOND................        A                 11
CHARTER/SM/ MULTI-SECTOR BOND................        B               249,210

CHARTER/SM/ SMALL CAP VALUE..................        B                 46

EQ/BLACKROCK BASIC VALUE EQUITY..............        B                3,300

EQ/CAPITAL GUARDIAN RESEARCH.................        B               311,936

EQ/EQUITY 500 INDEX..........................        A               26,557
EQ/EQUITY 500 INDEX..........................        B               533,496

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                  Share Class**    Portfolio Shares Held
                                              -------------------- ---------------------

EQ/INTERMEDIATE GOVERNMENT BOND..............          A                     1
EQ/INTERMEDIATE GOVERNMENT BOND..............          B                  430,687

EQ/INTERNATIONAL EQUITY INDEX................          A                  930,049

EQ/LARGE CAP GROWTH INDEX....................          B                  93,065

EQ/MFS INTERNATIONAL GROWTH..................          B                  149,682

EQ/MID CAP INDEX.............................          B                  53,052

EQ/MONEY MARKET..............................          A                    542
EQ/MONEY MARKET..............................          B                 9,837,074

EQ/PIMCO GLOBAL REAL RETURN..................          K                   2,743

EQ/PIMCO ULTRA SHORT BOND....................          B                  226,422

EQ/QUALITY BOND PLUS.........................          A                    836

EQ/SMALL COMPANY INDEX.......................          B                  408,029

EQ/T. ROWE PRICE GROWTH STOCK................          B                  26,659

MULTIMANAGER CORE BOND.......................          B                  118,468

MULTIMANAGER TECHNOLOGY......................          B                  245,915

TARGET 2015 ALLOCATION.......................          B                  115,948

TARGET 2025 ALLOCATION.......................          B                  209,346

TARGET 2035 ALLOCATION.......................          B                  125,410

TARGET 2045 ALLOCATION.......................          B                  167,993

TARGET 2055 ALLOCATION.......................          B                  13,493

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND
 MARKET INDEX PORTFOLIO...................... INVESTOR SHARE CLASS        175,535

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK
 MARKET INDEX................................ INVESTOR SHARE CLASS        77,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
1290 RETIREMENT 2020.......................  0.02%          I         $  9.80          8

1290 RETIREMENT 2025.......................  0.02%          I         $  9.76         57

1290 RETIREMENT 2030.......................  0.02%          I         $  9.69         17

1290 RETIREMENT 2035.......................  0.02%          I         $  9.67         27

1290 RETIREMENT 2040.......................  0.02%          I         $  9.64          8

1290 RETIREMENT 2045.......................  0.02%          I         $  9.61         12

1290 RETIREMENT 2050.......................  0.02%          I         $  9.57         13

1290 RETIREMENT 2055.......................  0.02%          I         $  9.54          2

1290 RETIREMENT 2060.......................  0.02%          I         $  9.53         --

1290 VT DOUBLELINE DYNAMIC ALLOCATION......  0.02%          B         $ 12.52          5

1290 VT EQUITY INCOME......................  0.02%          B         $ 16.22         49

1290 VT GAMCO MERGERS & ACQUISITIONS.......  0.02%          B         $ 12.75          5

1290 VT GAMCO SMALL COMPANY VALUE..........  0.02%          B         $ 28.12        101

1290 VT SOCIALLY RESPONSIBLE...............  0.02%          B         $ 17.04        159

ALL ASSET GROWTH-ALT 20....................  0.02%          B         $ 13.22         29

AXA AGGRESSIVE ALLOCATION..................  0.02%          B         $ 14.08        142

AXA CONSERVATIVE ALLOCATION................  0.02%          B         $ 12.88        142

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.02%          B         $ 13.41         87

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $591.26         --
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.02%          B         $ 16.60         87

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $151.65         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.02%          B         $ 13.61        104

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $161.21         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $321.75         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.02%          B         $ 13.41        228

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $219.27          3
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.02%          B         $ 20.34        346

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $340.09         --
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.02%          B         $ 26.78        217

AXA MODERATE ALLOCATION....................  0.02%          B         $ 13.34      1,821

AXA MODERATE-PLUS ALLOCATION...............  0.02%          B         $ 13.81        158

AXA/AB SMALL CAP GROWTH....................  0.05%          A         $453.90         --
AXA/AB SMALL CAP GROWTH....................  0.02%          B         $ 17.72         27

AXA/CLEARBRIDGE LARGE CAP GROWTH...........  0.00%          B         $266.01         --
AXA/CLEARBRIDGE LARGE CAP GROWTH...........  0.02%          B         $ 18.16         18

AXA/JANUS ENTERPRISE.......................  0.02%          B         $ 15.80         59

CHARTER/SM/ MULTI-SECTOR BOND..............  0.02%          B         $ 10.53         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2018

                                                                                                 Units
                                                     Contract                                 Outstanding
                                                     Charges*     Share Class**    Unit Value (000's)***
                                                     -------- -------------------- ---------- -----------

CHARTER/SM/ SMALL CAP VALUE.........................  0.00%            B            $306.01         --

EQ/BLACKROCK BASIC VALUE EQUITY.....................  0.00%            B            $390.21         --

EQ/CAPITAL GUARDIAN RESEARCH........................  0.00%            B            $312.55         --
EQ/CAPITAL GUARDIAN RESEARCH........................  0.02%            B            $ 38.44        181

EQ/EQUITY 500 INDEX.................................  0.05%            A            $781.55          1
EQ/EQUITY 500 INDEX.................................  0.02%            B            $ 19.45      1,102

EQ/INTERMEDIATE GOVERNMENT BOND.....................  0.02%            B            $ 12.47        347

EQ/INTERNATIONAL EQUITY INDEX.......................  0.02%            A            $ 20.86        352
EQ/INTERNATIONAL EQUITY INDEX.......................  0.05%            A            $185.32          2

EQ/LARGE CAP GROWTH INDEX...........................  0.00%            B            $209.19         --
EQ/LARGE CAP GROWTH INDEX...........................  0.02%            B            $ 20.34         59

EQ/MFS INTERNATIONAL GROWTH.........................  0.02%            B            $ 13.72         74

EQ/MID CAP INDEX....................................  0.00%            B            $258.04         --
EQ/MID CAP INDEX....................................  0.02%            B            $ 17.60         36

EQ/MONEY MARKET.....................................  0.05%            A            $177.55         --
EQ/MONEY MARKET.....................................  0.02%            B            $ 10.15        969

EQ/PIMCO GLOBAL REAL RETURN.........................  0.02%            K            $  9.96          3

EQ/PIMCO ULTRA SHORT BOND...........................  0.02%            B            $ 12.34        181

EQ/QUALITY BOND PLUS................................  0.05%            A            $253.57         --

EQ/SMALL COMPANY INDEX..............................  0.02%            B            $ 29.07        132

EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%            B            $ 24.68         --
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.02%            B            $ 21.40         53

MULTIMANAGER CORE BOND..............................  0.02%            B            $ 10.69        106

MULTIMANAGER TECHNOLOGY.............................  0.02%            B            $ 39.59        146

TARGET 2015 ALLOCATION..............................  0.02%            B            $ 12.97         72

TARGET 2025 ALLOCATION..............................  0.02%            B            $ 13.74        156

TARGET 2035 ALLOCATION..............................  0.02%            B            $ 14.10         95

TARGET 2045 ALLOCATION..............................  0.02%            B            $ 14.19        126

TARGET 2055 ALLOCATION..............................  0.02%            B            $ 11.21         12

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET
 INDEX PORTFOLIO....................................  0.02%   INVESTOR SHARE CLASS  $ 10.22        198

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET
 INDEX..............................................  0.02%   INVESTOR SHARE CLASS  $  9.54        277

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in note 5 of these financial statements.
***Variable Investment Options where units outstanding are less than 500 are denoted by a --.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                       1290       1290       1290       1290       1290       1290
                                                    RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
                                                     2020*(a)   2025*(a)   2030*(a)   2035*(a)   2040*(a)   2045*(a)
                                                    ---------- ---------- ---------- ---------- ---------- ----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $ 1,056    $  7,370   $  2,916   $  3,634   $ 1,082    $  2,028
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        4          51         17         23         1          12
                                                     -------    --------   --------   --------   -------    --------

Net Investment Income (Loss).......................    1,052       7,319      2,899      3,611     1,081       2,016
                                                     -------    --------   --------   --------   -------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........      (19)     (1,180)         6          8      (334)          2
   Net realized gain distribution from the
    Portfolios.....................................      319       1,289        648        375       270         324
                                                     -------    --------   --------   --------   -------    --------
 Net realized gain (loss)..........................      300         109        654        383       (64)        326
                                                     -------    --------   --------   --------   -------    --------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (4,678)    (31,580)   (11,295)   (17,163)   (5,104)    (10,594)
                                                     -------    --------   --------   --------   -------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (4,378)    (31,471)   (10,641)   (16,780)   (5,168)    (10,268)
                                                     -------    --------   --------   --------   -------    --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(3,326)   $(24,152)  $ (7,742)  $(13,169)  $(4,087)   $ (8,252)
                                                     =======    ========   ========   ========   =======    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                       1290 VT
                                                       1290       1290       1290    DOUBLELINE                 1290 VT GAMCO
                                                    RETIREMENT RETIREMENT RETIREMENT   DYNAMIC   1290 VT EQUITY  MERGERS AND
                                                     2050*(a)   2055*(a)   2060*(a)  ALLOCATION*    INCOME*     ACQUISITIONS*
                                                    ---------- ---------- ---------- ----------- -------------- -------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  2,391   $   352     $  65      $ 1,135     $  18,070       $   944
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        15         2        --           11           142            18
                                                     --------   -------     -----      -------     ---------       -------

Net Investment Income (Loss).......................     2,376       350        65        1,124        17,928           926
                                                     --------   -------     -----      -------     ---------       -------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........        12        (2)       --           64         6,993         1,684
   Net realized gain distribution from the
    Portfolios.....................................       598        84        12        1,526       239,805         1,731
                                                     --------   -------     -----      -------     ---------       -------
 Net realized gain (loss)..........................       610        82        12        1,590       246,798         3,415
                                                     --------   -------     -----      -------     ---------       -------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (10,298)   (1,786)     (310)      (5,400)     (363,514)       (7,834)
                                                     --------   -------     -----      -------     ---------       -------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................    (9,688)   (1,704)     (298)      (3,810)     (116,716)       (4,419)
                                                     --------   -------     -----      -------     ---------       -------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $ (7,312)  $(1,354)    $(233)     $(2,686)    $ (98,788)      $(3,493)
                                                     ========   =======     =====      =======     =========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                          1290 VT GAMCO    1290 VT                       AXA         AXA             AXA
                                              SMALL        SOCIALLY     ALL ASSET    AGGRESSIVE  CONSERVATIVE CONSERVATIVE-PLUS
                                          COMPANY VALUE* RESPONSIBLE* GROWTH-ALT 20* ALLOCATION* ALLOCATION*     ALLOCATION*
                                          -------------- ------------ -------------- ----------- ------------ -----------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios.........   $  18,804     $  28,463      $  7,335     $  34,851    $ 28,413       $  18,109
 Expenses:
   Asset-based charges and direct
    operating expenses...................         689           594            88           447         395             203
                                            ---------     ---------      --------     ---------    --------       ---------

Net Investment Income (Loss).............      18,115        27,869         7,247        34,404      28,018          17,906
                                            ---------     ---------      --------     ---------    --------       ---------

Net Realized and Unrealized Gain (Loss)
 on Investments:
   Net realized gain (loss) on
    investments..........................      86,661       122,344        27,903        90,533     (14,571)         (4,394)
   Net realized gain distribution from
    the Portfolios.......................     152,453        78,229        14,179       121,712      44,610          46,093
                                            ---------     ---------      --------     ---------    --------       ---------
 Net realized gain (loss)................     239,114       200,573        42,082       212,245      30,039          41,699
                                            ---------     ---------      --------     ---------    --------       ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (783,240)     (344,943)      (81,022)     (412,606)    (87,356)       (105,361)
                                            ---------     ---------      --------     ---------    --------       ---------

Net Realized and Unrealized Gain (Loss)
 on Investments..........................    (544,126)     (144,370)      (38,940)     (200,361)    (57,317)        (63,662)
                                            ---------     ---------      --------     ---------    --------       ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations...............   $(526,011)    $(116,501)     $(31,693)    $(165,957)   $(29,299)      $ (45,756)
                                            =========     =========      ========     =========    ========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                     AXA           AXA
                                                    AXA GLOBAL  INTERNATIONAL INTERNATIONAL  AXA LARGE   AXA LARGE   AXA MID CAP
                                                      EQUITY        CORE          VALUE     CAP GROWTH   CAP VALUE      VALUE
                                                      MANAGED      MANAGED       MANAGED      MANAGED     MANAGED      MANAGED
                                                    VOLATILITY*  VOLATILITY*   VOLATILITY*  VOLATILITY* VOLATILITY*  VOLATILITY*
                                                    ----------- ------------- ------------- ----------- -----------  -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  17,756    $  28,017     $    975     $  16,889  $   216,876  $    85,535
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        351          331           --           777        1,639        1,398
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Investment Income (Loss).......................     17,405       27,686          975        16,112      215,237       84,137
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........    148,556       61,572        1,225       552,848      802,796      404,941
   Net realized gain distribution from the
    Portfolios.....................................    126,029           --           --       298,724      407,444      552,836
                                                     ---------    ---------     --------     ---------  -----------  -----------
 Net realized gain (loss)..........................    274,585       61,572        1,225       851,572    1,210,240      957,777
                                                     ---------    ---------     --------     ---------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments ..................   (503,906)    (337,939)     (12,795)     (935,635)  (2,270,626)  (1,964,810)
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (229,321)    (276,367)     (11,570)      (84,063)  (1,060,386)  (1,007,033)
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(211,916)   $(248,681)    $(10,595)    $ (67,951) $  (845,149) $  (922,896)
                                                     =========    =========     ========     =========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                               AXA/
                                                                      AXA                   CLEARBRIDGE             CHARTER/SM/
                                                    AXA MODERATE MODERATE-PLUS AXA/AB SMALL  LARGE CAP   AXA/JANUS  MULTI-SECTOR
                                                    ALLOCATION*   ALLOCATION*  CAP GROWTH*    GROWTH*   ENTERPRISE*    BOND*
                                                    ------------ ------------- ------------ ----------- ----------- ------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios................... $   407,871    $  38,039    $     841    $    755    $      --    $ 20,804
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................       4,881          438          147          76           95         180
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Investment Income (Loss).......................     402,990       37,601          694         679          (95)     20,624
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........     178,503        4,001       47,033      41,013        9,781      (4,797)
   Net realized gain distribution from the
    Portfolios.....................................   1,000,075      112,140      104,961      37,355       52,949          --
                                                    -----------    ---------    ---------    --------    ---------    --------
 Net realized gain (loss)..........................   1,178,578      116,141      151,994      78,368       62,730      (4,797)
                                                    -----------    ---------    ---------    --------    ---------    --------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (2,801,165)    (315,247)    (219,562)    (70,987)    (103,397)    (21,520)
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................  (1,622,587)    (199,106)     (67,568)      7,381      (40,667)    (26,317)
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations................................... $(1,219,597)   $(161,505)   $ (66,874)   $  8,060    $ (40,762)   $ (5,693)
                                                    ===========    =========    =========    ========    =========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                          CHARTER/SM/ EQ/BLACKROCK  EQ/CAPITAL                EQ/INTERMEDIATE
                                          SMALL CAP   BASIC VALUE    GUARDIAN   EQ/EQUITY 500   GOVERNMENT    EQ/INTERNATIONAL
                                            VALUE*      EQUITY*     RESEARCH*      INDEX*          BOND*       EQUITY INDEX*
                                          ----------  ------------ -----------  ------------- --------------- ----------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios.........  $    10      $  1,220   $    45,483   $   360,027     $ 56,238       $   214,830
 Expenses:
   Asset-based charges and direct
    operating expenses...................       --            --         1,564         5,354          786             1,919
                                           -------      --------   -----------   -----------     --------       -----------

Net Investment Income (Loss).............       10         1,220        43,919       354,673       55,452           212,911
                                           -------      --------   -----------   -----------     --------       -----------

Net Realized and Unrealized Gain (Loss)
 on Investments:
   Net realized gain (loss) on
    investments..........................    3,810         8,787       833,492     1,871,631      (27,914)          195,661
   Net realized gain distribution from
    the Portfolios.......................       12         6,249       905,354       550,470           --                --
                                           -------      --------   -----------   -----------     --------       -----------
 Net realized gain (loss)................    3,822        15,036     1,738,846     2,422,101      (27,914)          195,661
                                           -------      --------   -----------   -----------     --------       -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (3,465)      (21,417)   (2,108,085)   (3,877,097)       8,133        (1,823,431)
                                           -------      --------   -----------   -----------     --------       -----------

Net Realized and Unrealized Gain (Loss)
 on Investments..........................      357        (6,381)     (369,239)   (1,454,996)     (19,781)       (1,627,770)
                                           -------      --------   -----------   -----------     --------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations...............  $   367      $ (5,161)  $  (325,320)  $(1,100,323)    $ 35,671       $(1,414,859)
                                           =======      ========   ===========   ===========     ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                     EQ/MFS                          EQ/PIMCO    EQ/PIMCO
                                                    EQ/LARGE CAP  INTERNATIONAL EQ/MID CAP EQ/MONEY GLOBAL REAL ULTRA SHORT
                                                    GROWTH INDEX*    GROWTH*      INDEX*   MARKET*  RETURN*(a)     BOND*
                                                    ------------- ------------- ---------- -------- ----------- -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................   $   8,829     $  10,059   $   8,064  $127,118    $ 500     $ 44,017
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................         291           179         166     2,000       --          477
                                                      ---------     ---------   ---------  --------    -----     --------

Net Investment Income (Loss).......................       8,538         9,880       7,898   125,118      500       43,540
                                                      ---------     ---------   ---------  --------    -----     --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........     159,973         5,756      17,617       183       --       36,622
   Net realized gain distribution from the
    Portfolios.....................................      84,542        99,655      55,408        --       --           --
                                                      ---------     ---------   ---------  --------    -----     --------
 Net realized gain (loss)..........................     244,515       105,411      73,025       183       --       36,622
                                                      ---------     ---------   ---------  --------    -----     --------

 Net change in unrealized appreciation
   (depreciation) of investments...................    (265,352)     (212,065)   (166,858)      301     (429)     (57,857)
                                                      ---------     ---------   ---------  --------    -----     --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................     (20,837)     (106,654)    (93,833)      484     (429)     (21,235)
                                                      ---------     ---------   ---------  --------    -----     --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................   $ (12,299)    $ (96,774)  $ (85,935) $125,602    $  71     $ 22,305
                                                      =========     =========   =========  ========    =====     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                EQ/SMALL   EQ/T. ROWE
                                                    EQ/QUALITY  COMPANY   PRICE GROWTH MULTIMANAGER MULTIMANAGER TARGET 2015
                                                    BOND PLUS*   INDEX*      STOCK*     CORE BOND*  TECHNOLOGY*  ALLOCATION*
                                                    ---------- ---------  ------------ ------------ ------------ -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................   $ 120    $  43,735   $      --     $ 29,348   $     9,951   $  17,076
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................       4          940         205          213         1,393         242
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Investment Income (Loss).......................     116       42,795        (205)      29,135         8,558      16,834
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........      (2)      16,131      38,794       (3,822)      779,591      (1,613)
   Net realized gain distribution from the
    Portfolios.....................................      --      379,363      94,988           --       715,646      74,047
                                                      -----    ---------   ---------     --------   -----------   ---------
 Net realized gain (loss)..........................      (2)     395,494     133,782       (3,822)    1,495,237      72,434
                                                      -----    ---------   ---------     --------   -----------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................    (111)    (909,264)   (178,632)     (28,560)   (1,269,124)   (126,919)
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................    (113)    (513,770)    (44,850)     (32,382)      226,113     (54,485)
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................   $   3    $(470,975)  $ (45,055)    $ (3,247)  $   234,671   $ (37,651)
                                                      =====    =========   =========     ========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      VANGUARD    VANGUARD
                                                                                                      VARIABLE    VARIABLE
                                                                                                     INSURANCE   INSURANCE
                                                                                                     FUND TOTAL  FUND TOTAL
                                                                                                    BOND MARKET    STOCK
                                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    INDEX       MARKET
                                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* PORTFOLIO(a)  INDEX(a)
                                                    ----------- ----------- ----------- ----------- ------------ ----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  37,732   $  22,348   $  29,001   $  2,191     $    --    $      --
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        553         364         385         36         179          295
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Investment Income (Loss).......................     37,179      21,984      28,616      2,155        (179)        (295)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........    109,810     104,497      51,753     17,820         538       15,835
   Net realized gain distribution from the
    Portfolios.....................................     52,077      18,767      19,895         --          --           --
                                                     ---------   ---------   ---------   --------     -------    ---------
 Net realized gain (loss)..........................    161,887     123,264      71,648     17,820         538       15,835
                                                     ---------   ---------   ---------   --------     -------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (329,784)   (243,644)   (259,006)   (32,877)     37,909     (290,046)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (167,897)   (120,380)   (187,358)   (15,057)     38,447     (274,211)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(130,718)  $ (98,396)  $(158,742)  $(12,902)    $38,268    $(274,506)
                                                     =========   =========   =========   ========     =======    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2020*(a)        2025*(a)        2030*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................     $ 1,052        $  7,319        $  2,899
 Net realized gain (loss).........................         300             109             654
 Net change in unrealized appreciation
   (depreciation) of investments..................      (4,678)        (31,580)        (11,295)
                                                       -------        --------        --------

 Net increase (decrease) in net assets resulting
   from operations................................      (3,326)        (24,152)         (7,742)
                                                       -------        --------        --------

From Contractowners Transactions:
 Payments received from contractowners............       7,509           9,762           9,300
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      70,447         589,194         168,115
 Redemptions for contract benefits and
   terminations...................................        (513)        (15,839)             --
 Contract maintenance charges.....................         (80)         (1,535)           (575)
                                                       -------        --------        --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      77,363         581,582         176,840
                                                       -------        --------        --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................          --               9              --
                                                       -------        --------        --------

Net Increase (Decrease) in Net Assets.............      74,037         557,439         169,098

Net Assets -- End of Year or Period...............     $74,037        $557,439        $169,098
                                                       =======        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2035*(a)        2040*(a)        2045*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................    $  3,611        $  1,081        $  2,016
 Net realized gain (loss).........................         383             (64)            326
 Net change in unrealized appreciation
   (depreciation) of investments..................     (17,163)         (5,104)        (10,594)
                                                      --------        --------        --------

 Net increase (decrease) in net assets resulting
   from operations................................     (13,169)         (4,087)         (8,252)
                                                      --------        --------        --------

From Contractowners Transactions:
 Payments received from contractowners............      74,831          22,008          13,459
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     198,819          70,293         115,317
 Redemptions for contract benefits and
   terminations...................................         (44)        (13,000)             --
 Contract maintenance charges.....................        (797)            (75)           (447)
                                                      --------        --------        --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     272,809          79,226         128,329
                                                      --------        --------        --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................           5              --              --
                                                      --------        --------        --------

Net Increase (Decrease) in Net Assets.............     259,645          75,139         120,077

Net Assets -- End of Year or Period...............    $259,645        $ 75,139        $120,077
                                                      ========        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2050*(a)        2055*(a)        2060*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................    $  2,376         $   350         $   65
 Net realized gain (loss).........................         610              82             12
 Net change in unrealized appreciation
   (depreciation) of investments..................     (10,298)         (1,786)          (310)
                                                      --------         -------         ------

 Net increase (decrease) in net assets resulting
   from operations................................      (7,312)         (1,354)          (233)
                                                      --------         -------         ------

From Contractowners Transactions:
 Payments received from contractowners............      13,069           3,799          2,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     122,518          15,709          1,702
 Contract maintenance charges.....................        (660)            (85)           (15)
                                                      --------         -------         ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     134,927          19,423          3,880
                                                      --------         -------         ------

Net Increase (Decrease) in Net Assets.............     127,615          18,069          3,647

Net Assets -- End of Year or Period...............    $127,615         $18,069         $3,647
                                                      ========         =======         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 VT DOUBLELINE                         1290 VT GAMCO MERGERS
                                                   DYNAMIC ALLOCATION* 1290 VT EQUITY INCOME*  AND ACQUISITIONS*
                                                   ------------------- --------------------   --------------------
                                                     2018      2017       2018        2017      2018       2017
                                                   -------   -------   ---------   ---------  --------   --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $ 1,124   $   198   $  17,928   $   9,280  $    926   $    161
 Net realized gain (loss).........................   1,590     2,062     246,798      40,399     3,415      6,633
 Net change in unrealized appreciation
   (depreciation) of investments..................  (5,400)      799    (363,514)     42,508    (7,834)       169
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,686)    3,059     (98,788)     92,187    (3,493)     6,963
                                                   -------   -------   ---------   ---------  --------   --------

From Contractowners Transactions:
 Payments received from contractowners............  30,317    14,283      83,885      75,374    13,837     15,008
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,858    (2,417)    285,716      25,957    (9,947)    (2,343)
 Redemptions for contract benefits and
   terminations...................................  (2,454)   (9,672)    (81,865)   (255,480)  (54,385)   (21,831)
 Contract maintenance charges.....................    (485)     (327)     (4,634)     (3,910)     (688)      (821)
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  30,236     1,867     283,102    (158,059)  (51,183)    (9,987)
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................      --        --          11          --        --         --
                                                   -------   -------   ---------   ---------  --------   --------

Net Increase (Decrease) in Net Assets.............  27,550     4,926     184,325     (65,872)  (54,676)    (3,024)
Net Assets -- Beginning of Year or Period.........  38,030    33,104     609,420     675,292   116,010    119,034
                                                   -------   -------   ---------   ---------  --------   --------

Net Assets -- End of Year or Period............... $65,580   $38,030   $ 793,745   $ 609,420  $ 61,334   $116,010
                                                   =======   =======   =========   =========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     1290 VT GAMCO SMALL      1290 VT SOCIALLY          ALL ASSET
                                                       COMPANY VALUE*           RESPONSIBLE*          GROWTH-ALT 20*
                                                   ----------------------  ----------------------  -------------------
                                                      2018        2017        2018        2017        2018      2017
                                                   ----------  ----------  ----------  ----------  ---------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   18,115  $   18,531  $   27,869  $   28,430  $   7,247  $  6,708
 Net realized gain (loss).........................    239,114     376,971     200,573     434,042     42,082    10,266
 Net change in unrealized appreciation
   (depreciation) of investments..................   (783,240)     97,298    (344,943)     37,802    (81,022)   39,697
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from operations................................   (526,011)    492,800    (116,501)    500,274    (31,693)   56,671
                                                   ----------  ----------  ----------  ----------  ---------  --------

From Contractowners Transactions:
 Payments received from contractowners............    402,561     280,592     160,457     153,963     79,167    52,061
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (67,818)   (212,463)   (125,134)     57,295   (113,790)  104,373
 Redemptions for contract benefits and
   terminations...................................   (381,254)   (401,382)   (193,587)   (115,293)   (41,656)  (17,629)
 Contract maintenance charges.....................    (23,189)    (22,639)    (19,466)    (17,662)    (3,163)   (2,604)
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (69,700)   (355,892)   (177,730)     78,303    (79,442)  136,201
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         50          --          45          --          8        --
                                                   ----------  ----------  ----------  ----------  ---------  --------

Net Increase (Decrease) in Net Assets.............   (595,661)    136,908    (294,186)    578,577   (111,127)  192,872
Net Assets -- Beginning of Year or Period.........  3,441,166   3,304,258   3,005,508   2,426,931    489,290   296,418
                                                   ----------  ----------  ----------  ----------  ---------  --------

Net Assets -- End of Year or Period............... $2,845,505  $3,441,166  $2,711,322  $3,005,508  $ 378,163  $489,290
                                                   ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        AXA AGGRESSIVE         AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                         ALLOCATION*              ALLOCATION*             ALLOCATION*
                                                   -----------------------  ----------------------  ----------------------
                                                       2018        2017        2018        2017        2018        2017
                                                   -----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    34,404  $   41,564  $   28,018  $   23,765  $   17,906  $   10,793
 Net realized gain (loss).........................     212,245      94,801      30,039      48,037      41,699      14,906
 Net change in unrealized appreciation
   (depreciation) of investments..................    (412,606)    345,252     (87,356)     33,396    (105,361)     54,454
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (165,957)    481,617     (29,299)    105,198     (45,756)     80,153
                                                   -----------  ----------  ----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     279,756     306,905     116,348     103,314     106,427      99,775
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (79,721)    (80,132)   (220,373)    (44,208)    195,450     (11,812)
 Redemptions for contract benefits and
   terminations...................................  (1,024,781)   (212,717)   (174,532)   (222,685)    (30,717)   (340,421)
 Contract maintenance charges.....................     (16,345)    (18,614)    (13,618)    (14,829)     (7,234)     (6,962)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (841,091)     (4,558)   (292,175)   (178,408)    263,926    (259,420)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................          33          --          28          --          48         (31)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............  (1,007,015)    477,059    (321,446)    (73,210)    218,218    (179,298)
Net Assets -- Beginning of Year or Period.........   3,008,158   2,531,099   2,147,341   2,220,551     946,788   1,126,086
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $ 2,001,143  $3,008,158  $1,825,895  $2,147,341  $1,165,006  $  946,788
                                                   ===========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      AXA GLOBAL EQUITY    AXA INTERNATIONAL CORE  AXA INTERNATIONAL VALUE
                                                     MANAGED VOLATILITY*     MANAGED VOLATILITY*   MANAGED VOLATILITY*
                                                   ----------------------  ----------------------  ----------------------
                                                      2018        2017        2018        2017       2018         2017
                                                   ----------  ----------  ----------  ----------   --------     -------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   17,405  $   18,814  $   27,686  $   28,491  $    975     $ 1,214
 Net realized gain (loss).........................    274,585     143,130      61,572      62,968     1,225         250
 Net change in unrealized appreciation
   (depreciation) of investments..................   (503,906)    218,725    (337,939)    305,632   (12,795)     11,046
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in net assets resulting
   from operations................................   (211,916)    380,669    (248,681)    397,091   (10,595)     12,510
                                                   ----------  ----------  ----------  ----------   --------     -------

From Contractowners Transactions:
 Payments received from contractowners............    151,130     181,735     119,445     155,118     2,712       2,591
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (70,625)     64,909    (123,428)    (10,860)  (10,260)         --
 Redemptions for contract benefits and
   terminations...................................   (324,282)   (142,242)   (210,684)   (233,682)       --        (254)
 Contract maintenance charges.....................    (12,078)    (11,489)    (11,382)    (11,721)     (645)       (622)
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (255,855)     92,913    (226,049)   (101,145)   (8,193)      1,715
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................         26          --          22          --        --          --
                                                   ----------  ----------  ----------  ----------   --------     -------

Net Increase (Decrease) in Net Assets.............   (467,745)    473,582    (474,708)    295,946   (18,788)     14,225
Net Assets -- Beginning of Year or Period.........  1,918,544   1,444,962   1,885,300   1,589,354    66,973      52,748
                                                   ----------  ----------  ----------  ----------   --------     -------

Net Assets -- End of Year or Period............... $1,450,799  $1,918,544  $1,410,592  $1,885,300  $ 48,185     $66,973
                                                   ==========  ==========  ==========  ==========   ========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           AXA LARGE CAP GROWTH      AXA LARGE CAP VALUE        AXA MID CAP VALUE
                                           MANAGED VOLATILITY*       MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                         -----------------------  ------------------------  ------------------------
                                             2018        2017         2018         2017         2018         2017
                                         -----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........... $    16,112  $   17,943  $   215,237  $   140,607  $    84,137  $    79,422
 Net realized gain (loss)...............     851,572     690,394    1,210,240      798,310      957,777      950,497
 Net change in unrealized appreciation
   (depreciation) of investments........    (935,635)    261,575   (2,270,626)     315,707   (1,964,810)    (121,494)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     (67,951)    969,912     (845,149)   1,254,624     (922,896)     908,425
                                         -----------  ----------  -----------  -----------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners..     190,609     261,230      458,678      408,774      254,197      287,059
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (428,581)    185,155     (621,698)    (369,376)    (400,460)     (43,782)
 Redemptions for contract benefits and
   terminations.........................    (780,124)   (778,282)  (1,018,854)  (1,229,106)    (959,922)  (1,389,847)
 Contract maintenance charges...........     (25,646)    (25,052)     (53,297)     (59,352)     (43,866)     (49,068)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,043,742)   (356,949)  (1,235,171)  (1,249,060)  (1,150,051)  (1,195,638)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate Account
   No. 66...............................          58          --          122           --          104           --
                                         -----------  ----------  -----------  -----------  -----------  -----------

Net Increase (Decrease) in Net Assets...  (1,111,635)    612,963   (2,080,198)       5,564   (2,072,843)    (287,213)
Net Assets -- Beginning of Year or
 Period.................................   4,185,012   3,572,049    9,732,532    9,726,968    7,964,889    8,252,102
                                         -----------  ----------  -----------  -----------  -----------  -----------

Net Assets -- End of Year or Period..... $ 3,073,377  $4,185,012  $ 7,652,334  $ 9,732,532  $ 5,892,046  $ 7,964,889
                                         ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         AXA MODERATE           AXA MODERATE-PLUS      AXA/AB SMALL CAP
                                                          ALLOCATION*              ALLOCATION*              GROWTH*
                                                   ------------------------  ----------------------  --------------------
                                                       2018         2017        2018        2017        2018       2017
                                                   -----------  -----------  ----------  ----------  ---------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   402,990  $   293,958  $   37,601  $   27,808  $     694  $   1,342
 Net realized gain (loss).........................   1,178,578    1,057,579     116,141      97,008    151,994     71,439
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,801,165)   1,071,588    (315,247)    138,188   (219,562)    25,113
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,219,597)   2,423,125    (161,505)    263,004    (66,874)    97,894
                                                   -----------  -----------  ----------  ----------  ---------  ---------

From Contractowners Transactions:
 Payments received from contractowners............   3,701,295    3,515,624     405,706     379,112     63,851     51,617
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (262,231)      (2,289)     22,451       5,852     28,143    111,006
 Redemptions for contract benefits and
   terminations...................................  (2,197,177)  (3,008,002)   (209,381)   (128,159)   (47,952)  (128,017)
 Contract maintenance charges.....................    (179,921)    (170,726)    (16,892)    (14,818)    (4,440)    (3,535)
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,061,966      334,607     201,884     241,987     39,602     31,071
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         394           --          37          --          6         --
                                                   -----------  -----------  ----------  ----------  ---------  ---------

Net Increase (Decrease) in Net Assets.............    (157,237)   2,757,732      40,416     504,991    (27,266)   128,965
Net Assets -- Beginning of Year or Period.........  24,440,382   21,682,650   2,147,083   1,642,092    578,977    450,012
                                                   -----------  -----------  ----------  ----------  ---------  ---------

Net Assets -- End of Year or Period............... $24,283,145  $24,440,382  $2,187,499  $2,147,083  $ 551,711  $ 578,977
                                                   ===========  ===========  ==========  ==========  =========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   AXA/CLEARBRIDGE LARGE                       CHARTER/SM/ MULTI-SECTOR
                                                        CAP GROWTH*      AXA/JANUS ENTERPRISE*          BOND*
                                                   --------------------  -------------------   ----------------------
                                                      2018       2017       2018       2017       2018         2017
                                                   ---------  ---------  ---------   --------  ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $     679  $     254  $     (95)  $    (53) $   20,624   $   15,759
 Net realized gain (loss).........................    78,368     58,319     62,730     35,288      (4,797)      (5,967)
 Net change in unrealized appreciation
   (depreciation) of investments..................   (70,987)    40,485   (103,397)    18,172     (21,520)      14,934
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................     8,060     99,058    (40,762)    53,407      (5,693)      24,726
                                                   ---------  ---------  ---------   --------  ----------   ----------

From Contractowners Transactions:
 Payments received from contractowners............    87,040     72,408     99,357     72,235      78,224      107,570
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (142,518)     7,870    647,330      1,626     (88,372)      26,190
 Redemptions for contract benefits and
   terminations...................................   (37,465)  (117,140)   (44,932)   (17,064)    (58,640)    (224,873)
 Contract maintenance charges.....................    (3,927)    (3,590)    (3,112)    (1,769)     (5,793)      (6,989)
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (96,870)   (40,452)   698,643     55,028     (74,581)     (98,102)
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         4         --         18         --          12           --
                                                   ---------  ---------  ---------   --------  ----------   ----------

Net Increase (Decrease) in Net Assets.............   (88,806)    58,606    657,899    108,435     (80,262)     (73,376)
Net Assets -- Beginning of Year or Period.........   486,437    427,831    281,931    173,496   1,000,556    1,073,932
                                                   ---------  ---------  ---------   --------  ----------   ----------

Net Assets -- End of Year or Period............... $ 397,631  $ 486,437  $ 939,830   $281,931  $  920,294   $1,000,556
                                                   =========  =========  =========   ========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   CHARTER/SM/ SMALL CAP EQ/BLACKROCK BASIC     EQ/CAPITAL GUARDIAN
                                                         VALUE*             VALUE EQUITY*            RESEARCH*
                                                   --------------------  ------------------  ------------------------
                                                     2018        2017      2018      2017        2018         2017
                                                    --------   -------   --------  --------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $     10    $   200   $  1,220  $  1,248  $    43,919  $    58,475
 Net realized gain (loss).........................    3,822        174     15,036     5,623    1,738,846    1,085,732
 Net change in unrealized appreciation
   (depreciation) of investments..................   (3,465)     1,066    (21,417)      411   (2,108,085)     597,356
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      367      1,440     (5,161)    7,282     (325,320)   1,741,563
                                                    --------   -------   --------  --------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners............      437        410      3,554     3,402      357,078      342,208
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (14,191)        --    (22,613)       --       42,572       34,090
 Redemptions for contract benefits and
   terminations...................................       --       (287)        --   (11,118)  (1,258,215)  (1,016,261)
 Contract maintenance charges.....................     (126)      (125)      (941)   (1,074)     (50,191)     (50,760)
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (13,880)        (2)   (20,000)   (8,790)    (908,756)    (690,723)
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................        6         (7)        --        --          123           --
                                                    --------   -------   --------  --------  -----------  -----------

Net Increase (Decrease) in Net Assets.............  (13,507)     1,431    (25,161)   (1,508)  (1,233,953)   1,050,840
Net Assets -- Beginning of Year or Period.........   14,206     12,775     92,399    93,907    8,188,131    7,137,291
                                                    --------   -------   --------  --------  -----------  -----------

Net Assets -- End of Year or Period............... $    699    $14,206   $ 67,238  $ 92,399  $ 6,954,178  $ 8,188,131
                                                    ========   =======   ========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/INTERMEDIATE      EQ/INTERNATIONAL EQUITY
                                                     EQ/EQUITY 500 INDEX*       GOVERNMENT BOND*              INDEX*
                                                   ------------------------  ----------------------  ------------------------
                                                       2018         2017        2018        2017         2018         2017
                                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   354,673  $   341,410  $   55,452  $   34,482  $   212,911  $   245,343
 Net realized gain (loss).........................   2,422,101    2,960,573     (27,914)     (4,697)     195,661      208,264
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,877,097)   1,411,887       8,133     (18,583)  (1,823,431)   1,508,800
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,100,323)   4,713,870      35,671      11,202   (1,414,859)   1,962,407
                                                   -----------  -----------  ----------  ----------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners............   1,702,738    1,433,185     253,203     291,933      618,163      625,274
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (803,740)     238,558     343,768     347,219      135,743     (166,663)
 Redemptions for contract benefits and
   terminations...................................  (2,835,647)  (5,334,947)   (352,094)   (651,734)  (1,474,749)  (1,485,526)
 Contract maintenance charges.....................    (157,836)    (157,637)    (25,387)    (27,647)     (59,381)     (61,636)
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (2,094,485)  (3,820,841)    219,490     (40,229)    (780,224)  (1,088,551)
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         372           --          68          --          126           --
                                                   -----------  -----------  ----------  ----------  -----------  -----------

Net Increase (Decrease) in Net Assets.............  (3,194,436)     893,029     255,229     (29,027)  (2,194,957)     873,856
Net Assets -- Beginning of Year or Period.........  25,701,802   24,808,773   4,079,763   4,108,790    9,910,735    9,036,879
                                                   -----------  -----------  ----------  ----------  -----------  -----------

Net Assets -- End of Year or Period............... $22,507,366  $25,701,802  $4,334,992  $4,079,763  $ 7,715,778  $ 9,910,735
                                                   ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/LARGE CAP GROWTH    EQ/MFS INTERNATIONAL
                                                           INDEX*                 GROWTH*           EQ/MID CAP INDEX*
                                                   ----------------------  ---------------------  --------------------
                                                      2018        2017        2018        2017       2018       2017
                                                   ----------  ----------  ----------  ---------  ---------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    8,538  $   10,968  $    9,880  $   6,109  $   7,898  $   7,254
 Net realized gain (loss).........................    244,515      80,465     105,411    107,493     73,025    122,084
 Net change in unrealized appreciation
   (depreciation) of investments..................   (265,352)    187,665    (212,065)    12,769   (166,858)    (7,708)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................    (12,299)    279,098     (96,774)   126,371    (85,935)   121,630
                                                   ----------  ----------  ----------  ---------  ---------  ---------

From Contractowners Transactions:
 Payments received from contractowners............    249,232     243,823     119,542     86,430    171,451    131,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     41,956     555,943     329,903    466,276   (179,053)   (83,218)
 Redemptions for contract benefits and
   terminations...................................   (677,032)   (104,860)   (116,128)  (179,592)  (120,255)  (244,833)
 Contract maintenance charges.....................    (10,498)     (8,527)     (5,647)    (3,412)    (5,824)    (5,762)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (396,342)    686,379     327,670    369,702   (133,681)  (202,086)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................         24          --          16         --         13         --
                                                   ----------  ----------  ----------  ---------  ---------  ---------

Net Increase (Decrease) in Net Assets.............   (408,617)    965,477     230,912    496,073   (219,603)   (80,456)
Net Assets -- Beginning of Year or Period.........  1,606,282     640,805     780,462    284,389    861,217    941,673
                                                   ----------  ----------  ----------  ---------  ---------  ---------

Net Assets -- End of Year or Period............... $1,197,665  $1,606,282  $1,011,374  $ 780,462  $ 641,614  $ 861,217
                                                   ==========  ==========  ==========  =========  =========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/PIMCO GLOBAL REAL  EQ/PIMCO ULTRA SHORT
                                                       EQ/MONEY MARKET*           RETURN*(a)               BOND*
                                                   ------------------------  -------------------- ----------------------
                                                       2018         2017             2018            2018        2017
                                                   -----------  -----------  -------------------- ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   125,118  $    44,548        $   500        $   43,540  $   29,258
 Net realized gain (loss).........................         183          215             --            36,622        (303)
 Net change in unrealized appreciation
   (depreciation) of investments..................         301          136           (429)          (57,857)     13,158
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     125,602       44,899             71            22,305      42,113
                                                   -----------  -----------        -------        ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     797,458    1,655,404          1,460           144,019     201,530
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     622,856      189,414         24,581           (81,242)    103,290
 Redemptions for contract benefits and
   terminations...................................  (2,309,323)  (3,647,047)            --          (220,069)   (282,559)
 Contract maintenance charges.....................     (66,614)     (78,135)           (19)          (13,679)    (13,357)
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (955,623)  (1,880,364)        26,022          (170,971)      8,904
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         791          (21)            --                41          --
                                                   -----------  -----------        -------        ----------  ----------

Net Increase (Decrease) in Net Assets.............    (829,230)  (1,835,486)        26,093          (148,625)     51,017
Net Assets -- Beginning of Year or Period.........  10,665,220   12,500,706             --         2,376,271   2,325,254
                                                   -----------  -----------        -------        ----------  ----------

Net Assets -- End of Year or Period............... $ 9,835,990  $10,665,220        $26,093        $2,227,646  $2,376,271
                                                   ===========  ===========        =======        ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                EQ/SMALL COMPANY        EQ/T. ROWE PRICE
                                                      EQ/QUALITY BOND PLUS*          INDEX*              GROWTH STOCK*
                                                   -----------------------  -----------------------  ---------------------
                                                    2018         2017           2018        2017        2018        2017
                                                     ------       ------    -----------  ----------  ----------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $  116       $   81      $    42,795  $   47,502  $     (205) $    (171)
 Net realized gain (loss).........................     (2)          --          395,494     495,881     133,782    229,179
 Net change in unrealized appreciation
   (depreciation) of investments..................   (111)          12         (909,264)     60,927    (178,632)   (30,251)
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................      3           93         (470,975)    604,310     (45,055)   198,757
                                                     ------       ------    -----------  ----------  ----------  ---------

From Contractowners Transactions:
 Payments received from contractowners............     --           --          330,001     353,322     136,653    125,321
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     --           --         (341,421)    129,699     247,320     94,512
 Redemptions for contract benefits and
   terminations...................................     --           --         (507,933)   (889,714)    (85,383)  (153,221)
 Contract maintenance charges.....................    (90)         (91)         (31,032)    (30,484)     (7,140)    (5,480)
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (90)         (91)        (550,385)   (437,177)    291,450     61,132
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................     --           39               69          --          20         --
                                                     ------       ------    -----------  ----------  ----------  ---------

Net Increase (Decrease) in Net Assets.............    (87)          41       (1,021,291)    167,133     246,415    259,889
Net Assets -- Beginning of Year or Period.........  7,061        7,020        4,872,757   4,705,624     879,718    619,829
                                                     ------       ------    -----------  ----------  ----------  ---------

Net Assets -- End of Year or Period............... $6,974       $7,061      $ 3,851,466  $4,872,757  $1,126,133  $ 879,718
                                                     ======       ======    ===========  ==========  ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      MULTIMANAGER CORE          MULTIMANAGER
                                                            BOND*                TECHNOLOGY*        TARGET 2015 ALLOCATION*
                                                   ----------------------  -----------------------  ----------------------
                                                      2018        2017         2018        2017        2018        2017
                                                   ----------  ----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   29,135  $   22,160  $     8,558  $   (1,148) $   16,834  $   18,828
 Net realized gain (loss).........................     (3,822)     (9,921)   1,495,237   1,491,480      72,434      (7,371)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (28,560)     15,641   (1,269,124)    463,999    (126,919)    143,911
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     (3,247)     27,880      234,671   1,954,331     (37,651)    155,368
                                                   ----------  ----------  -----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............    154,407     117,851      312,215     308,110      30,728      40,948
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (23,989)    (54,471)    (757,730)    216,309    (287,102)    139,534
 Redemptions for contract benefits and
   terminations...................................    (17,162)   (492,947)    (845,616)   (401,179)   (211,247)   (339,939)
 Contract maintenance charges.....................     (6,789)     (7,026)     (41,439)    (37,194)     (8,334)     (9,902)
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    106,467    (436,593)  (1,332,570)     86,046    (475,955)   (169,359)
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         18          --          100          --          --          --
                                                   ----------  ----------  -----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............    103,238    (408,713)  (1,097,799)  2,040,377    (513,606)    (13,991)
Net Assets -- Beginning of Year or Period.........  1,031,827   1,440,540    6,895,187   4,854,810   1,444,154   1,458,145
                                                   ----------  ----------  -----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $1,135,065  $1,031,827  $ 5,797,388  $6,895,187  $  930,548  $1,444,154
                                                   ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   TARGET 2025 ALLOCATION*  TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                   -----------------------  ----------------------  ----------------------
                                                       2018        2017        2018        2017        2018        2017
                                                   -----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    37,179  $   47,697  $   21,984  $   29,318  $   28,616  $   24,038
 Net realized gain (loss).........................     161,887       2,212     123,264      34,152      71,648       8,979
 Net change in unrealized appreciation
   (depreciation) of investments..................    (329,784)    418,869    (243,644)    286,311    (259,006)    256,824
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (130,718)    468,778     (98,396)    349,781    (158,742)    289,841
                                                   -----------  ----------  ----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     209,421     581,954     204,549     422,136     160,628     318,721
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,106,992)    134,665    (796,897)     (3,855)    269,890      37,529
 Redemptions for contract benefits and
   terminations...................................    (396,843)   (474,056)   (226,985)   (402,229)   (315,574)   (184,193)
 Contract maintenance charges.....................     (20,264)    (23,502)    (13,865)    (15,498)    (14,737)    (13,119)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,314,678)    219,061    (833,198)        554     100,207     158,938
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................          36          --          24          --          30          --
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............  (1,445,360)    687,839    (931,570)    350,335     (58,505)    448,779
Net Assets -- Beginning of Year or Period.........   3,583,100   2,895,261   2,269,357   1,919,022   1,853,514   1,404,735
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $ 2,137,740  $3,583,100  $1,337,787  $2,269,357  $1,795,009  $1,853,514
                                                   ===========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           VANGUARD VARIABLE  VANGUARD VARIABLE
                                                                             INSURANCE FUND     INSURANCE FUND
                                                                           TOTAL BOND MARKET  TOTAL STOCK MARKET
                                                   TARGET 2055 ALLOCATION* INDEX PORTFOLIO(a)      INDEX(a)
                                                   ----------------------  ------------------ ------------------
                                                     2018        2017             2018               2018
                                                    --------    --------   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $  2,155    $  2,881        $     (179)        $     (295)
 Net realized gain (loss).........................   17,820         (52)              538             15,835
 Net change in unrealized appreciation
   (depreciation) of investments..................  (32,877)     32,895            37,909           (290,046)
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (12,902)     35,724            38,268           (274,506)
                                                    --------    --------       ----------         ----------

From Contractowners Transactions:
 Payments received from contractowners............   47,653      68,670            19,987            192,915
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (90,867)      4,134         1,980,235          2,745,225
 Redemptions for contract benefits and
   terminations...................................  (31,563)    (35,197)           (8,144)            (9,062)
 Contract maintenance charges.....................   (1,724)     (1,750)           (4,782)            (8,298)
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (76,501)     35,857         1,987,296          2,920,780
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................        5          (6)               32                 62
                                                    --------    --------       ----------         ----------

Net Increase (Decrease) in Net Assets.............  (89,398)     71,575         2,025,596          2,646,336
Net Assets -- Beginning of Year or Period.........  225,603     154,028                --                 --
                                                    --------    --------       ----------         ----------

Net Assets -- End of Year or Period............... $136,205    $225,603        $2,025,596         $2,646,336
                                                    ========    ========       ==========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-71

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements

December 31, 2018

1. Organization

   Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the "Funds" or "Accounts") of AXA Equitable Life Insurance Company ("AXA Equitable"), were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by AXA Equitable for which the Accounts are the funding vehicles are Equi-Pen-Plus ("EPP"), Members Retirement Program ("MRP"), and Retirement Investment Account ("RIA") (collectively, "the Plans"). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

   Separate Account No. 66 consists of 56 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Funds, AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), and Vanguard Funds (collectively "the Trusts"). The Trusts are open-end investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "the Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

   Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2018, a Statement of Operations for the year ended December 31, 2018, a Statement of Changes in Net Assets for the years ended December 31, 2018 and 2017, and a Portfolio of Investments as of December 31, 2018. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

 RIA                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund
 Separate Account No. 3                 The AllianceBernstein Mid Cap Growth
                                        Fund

 MRP                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Growth Equity
                                        Fund
 Separate Account No. 3                 The AllianceBernstein Mid Cap Growth
                                        Fund

 EPP                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund

 Institutional                          Pooled Separate Account Funds**
 Separate Account No. 10                Balanced Account
 Separate Account No. 4                 Growth Stock Account
 Separate Account No. 3                 Mid Cap Growth Stock Account

                                    FSA-72

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

1. Organization (Continued)


   Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2018, a Statement of Operations for the year ended December 31, 2018, and a Statement of Changes in Net Assets for the years or periods ended
   December 31, 2018 and 2017, except as otherwise indicated below:

Separate Account No. 66:
                 RIA                   EQ Advisors Trust*
                 ---                   ------------------
                                       1290 VT Socially Responsible           EQ/Large Cap Growth Index
                                       AXA Global Equity Managed Volatility   EQ/Mid Cap Index
                                       AXA International Core Managed
                                       Volatility                             EQ/Money Market
                                       AXA International Value Managed
                                       Volatility                             EQ/Quality Bond PLUS
                                       AXA Large Cap Core Managed
                                       Volatility/(1)/                        EQ/T. Rowe Price Growth Stock
                                       AXA Large Cap Growth Managed
                                       Volatility                             Multimanager Technology
                                       AXA Large Cap Value Managed Volatility AXA Premier VIP Trust*
                                       AXA Mid Cap Value Managed Volatility   Charter/SM/ Multi-Sector Bond
                                       AXA/AB Small Cap Growth                Charter/SM/ Small Cap Value
                                       AXA/ClearBridge Large Cap Growth
                                       EQ/BlackRock Basic Value Equity
                                       EQ/Capital Guardian Research
                                       EQ/Equity 500 Index
                                       EQ/Intermediate Government Bond
                                       EQ/International Equity Index
                                       EQ/JPMorgan Value Opportunities/(1)/
                 MRP                   1290 Funds                             1290 VT Socially Responsible
                                       1290 Retirement 2020/(2)/              All Asset Growth -- Alt 20
                                       1290 Retirement 2025/(2)/              AXA Global Equity Managed Volatility
                                       1290 Retirement 2030/(2)/              AXA International Core Managed Volatility
                                       1290 Retirement 2035/(2)/              AXA Large Cap Growth Managed Volatility
                                       1290 Retirement 2040/(2)/              AXA Large Cap Value Managed Volatility
                                       1290 Retirement 2045/(2)/              AXA Mid Cap Value Managed Volatility
                                       1290 Retirement 2050/(2)/              AXA/AB Small Cap Growth
                                       1290 Retirement 2055/(2)/              AXA/ClearBridge Large Cap Growth
                                       1290 Retirement 2060/(2)/              AXA/Janus Enterprise
                                                                              EQ/Capital Guardian Research
                                       AXA Premier VIP Trust*                 EQ/Equity 500 Index
                                       AXA Aggressive Allocation              EQ/Intermediate Government Bond
                                       AXA Conservative Allocation            EQ/International Equity Index
                                       AXA Conservative-Plus Allocation       EQ/Large Cap Growth Index
                                       AXA Moderate Allocation                EQ/MFS International Growth
                                       AXA Moderate-Plus Allocation           EQ/Mid Cap Index
                                       Charter/SM/ Multi-Sector Bond          EQ/Money Market
                                       Target 2015 Allocation                 EQ/PIMCO Global Real Return
                                       Target 2025 Allocation                 EQ/PIMCO Ultra Short Bond
                                       Target 2035 Allocation                 EQ/Small Company Index
                                       Target 2045 Allocation                 EQ/T. Rowe Price Growth Stock
                                       Target 2055 Allocation                 Multimanager Core Bond
                                                                              Multimanager Technology
                                       EQ Advisors Trust*
                                       ------------------
                                       1290 VT DoubleLine Dynamic Allocation  Vanguard
                                                                              Vanguard Variable Insurance Fund Total Bond
                                       1290 VT Equity Income                  Market Index Portfolio/(2)/
                                                                              Vanguard Variable Insurance Fund Total Stock
                                       1290 VT GAMCO Mergers and Acquisitions Market Index/(2)/
                                       1290 VT GAMCO Small Company Value

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   * As defined in the respective Prospectus of the Plans.
  (1)The account had no units at December 31, 2018 and 2017, thus the fund is excluded from all other sections of the financial statements.
  (2)Denotes funds added on May 15, 2018.

                                    FSA-73

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

1. Organization (Concluded)


   Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. Separate Account No. 66 is used to fund benefits under group annuity Contract ("Contracts") in connection with retirement savings on a tax-deferred basis.

   The amount retained by AXA Equitable in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by AXA Equitable are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account"). AXA Equitable's General Account is subject to creditor rights.

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Accounting policies specific to Separate Accounts No. 10, 4 and 3:

   Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by AXA Equitable's investment officers.

   In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

   Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

   U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

   Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

   Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m.,

                                    FSA-74

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Continued)

   Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

   Investment Transactions:

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

   Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account's securities against anticipated future changes in interest rates that might adversely affect the value of an Account's securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2018, the average monthly notional value of futures contracts held in Separate Account No. 4 was $813,273. All futures contracts were related to equity contracts. For the year ended December 31, 2018, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

   When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts' basis in the contract. Should interest rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings, but did not enter into any forward currency contracts during the year ended December 31, 2018. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

   Market and Credit Risk:

   Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts' futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

                                    FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Continued)


   Contracts in Payout:

   Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1951 GA, the 1971 GAM, the 1983 GAM, and the 1994 GAR. The assumed investment returns vary by Contract and range from 4 percent to 8.75 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

   Other assets and liabilities:

   Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

   Contract Payments and Withdrawals:

   Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

   Foreign Taxes:

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

   Accounting policies specific to Separate Account No. 66:

   Investments:

   Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account.

                                    FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

   Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

   Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for

                                    FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Continued)

   which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

   The Advisor has established a Valuation Committee (the "Committee") which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee's responsibilities include:
   1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor's pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

   The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor's Pricing Group (the "Pricing Group") and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to- day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

   In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor's prices).

   For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

   For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

                                                 Fair Value Measurements as of
                                                   December 31, 2018 Level 1
                                              -----------------------------------
                                              Separate     Separate    Separate
                                               Account     Account     Account
                                              No.10/(1)/     No.4        No.3
                                              ---------- -----------  -----------
Assets
Investments:
Common stocks
 Consumer discretionary...................... $1,105,308 $11,467,166  $ 4,484,373
 Consumer staples............................    634,233   4,484,534      856,674
 Energy......................................    426,739     556,149           --
 Financials..................................  1,164,647   3,294,582    1,066,778
 Health Care.................................  1,260,127  10,718,600    3,199,113
 Industrials.................................    814,049   8,882,085           --
 Information Technology......................  1,749,315  23,571,693           --
 Materials & processing......................    247,033   1,376,623    1,000,349
 Producer Durables...........................         --          --    4,784,921
 Real estate.................................    154,952   1,720,670           --
 Technology..................................         --          --    5,390,434
 Communication services......................    833,411   8,860,483           --
 Utilities...................................    243,477          --      341,605
                                              ---------- -----------  -----------
   Total common stocks.......................  8,633,291  74,932,585   21,124,247
                                              ---------- -----------  -----------
Other financial instruments:
 Rights......................................      2,262          --           --
                                              ---------- -----------  -----------
Liabilities
Other financial instruments:
 Futures Contracts/(2)/......................         --     (25,798)          --
                                              ---------- -----------  -----------
Total Level1................................. $8,635,553 $74,906,787  $21,124,247
                                              ========== ===========  ===========

                                    FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Continued)


                                                            Level 2
                                                 ------------------------------
                                                  Separate   Separate   Separate
                                                  Account     Account   Account
                                                 No. 10/(1)/   No. 4     No. 3
                                                 ----------- ---------  --------
Assets
Investments:
Fixed Maturities, available for sale
 Corporate...................................... $ 2,064,137   $    --   $    --
 U.S. Treasury, government and agency...........   4,566,065        --        --
 States and political subdivision...............      35,595        --        --
 Foreign governments............................      17,678        --        --
 Commercial mortgage-backed.....................      70,551        --        --
 Mortgage Pass-Throughs.........................   2,006,005        --        --
                                                 -----------   -------   -------
   Total fixed maturities, available for sale...   8,760,031        --        --
                                                 -----------   -------   -------
Common stocks
 Consumer discretionary.........................     547,785        --        --
 Consumer staples...............................     598,953        --        --
 Energy.........................................     396,961        --        --
 Financials.....................................     915,849        --        --
 Health Care....................................     597,414        --        --
 Industrials....................................     367,288        --        --
 Information Technology.........................     134,447        --        --
 Materials & processing.........................     299,285        --        --
 Communication services.........................     231,192        --        --
 Utilities......................................      79,697        --        --
                                                 -----------   -------   -------
   Total common stocks..........................   4,168,871        --        --
                                                 -----------   -------   -------
Total Level 2................................... $12,928,902   $    --   $    --
                                                 ===========   =======   =======

                                                            Level 3
                                                 ------------------------------
                                                  Separate   Separate   Separate
                                                  Account     Account   Account
                                                   No. 10    No. 4/(3)/  No. 3
                                                 ----------- ---------  --------
Assets
Investments:
Fixed Maturities, available for sale
 Asset-backed................................... $    15,356   $    --   $    --
                                                 -----------   -------   -------
   Subtotal.....................................      15,356        --        --
                                                 -----------   -------   -------
Common Stocks
 Information Technology.........................          --     9,862        --
                                                 -----------   -------   -------
   Subtotal.....................................          --     9,862        --
                                                 -----------   -------   -------
Total Level 3................................... $    15,356   $ 9,862   $    --
                                                 ===========   =======   =======

                                    FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Concluded)


   The table below presents a reconciliation for all Level 3 Assets at December 31, 2018:

                                                      Level 3 Instruments
                                                    Fair Value Measurements
                                                  Separate Account No. 10 & 4
                                              ----------------------------------
                                                                Separate Account
                                              Fixed Maturities       No. 4
                                              ----------------  ----------------
                                                Asset-Backed     Common Stocks
                                              ----------------  ----------------
Balance, December 31, 2017...................        $  17,924         $      --
Total gains (losses) realized and
 unrealized, included in:
Earnings as:
 Net amortization/accretion..................               17                --
                                                     ---------         ---------
   Subtotal..................................           17,941                --
                                                     ---------         ---------
 Current realized in earnings................               --            31,977
 Change in unrealized loss...................              (67)          (21,788)
 Purchases...................................               --             1,841
 Sales.......................................               --          (113,196)
 Settlements.................................           (2,518)               --
 Transfers out...............................               --           111,028
                                                     ---------         ---------
Balance, December 31, 2018...................        $  15,356         $   9,862
                                                     =========         =========

   ----------
  (1)For the year ended December 31, 2018, several Common Stock securities transferred in and out of levels 1 and 2 due to the changes in updated classification at the measurement date.
  (2)Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.
  (3)For the year ended December 31, 2018, one Common Stock security transferred into level 3 due to pending details of a reorganization.

   The table below details the changes in unrealized gains for 2018 by category for Level 3 assets still held at December 31, 2018:

                                               Separate Account  Separate Account
                                                    No.10             No. 4
                                               ----------------  ----------------
Level 3 Instruments Still Held at
 December 31, 2018
Change in unrealized loss
Fixed maturities, available for sale:
 Asset-backed.................................             $(67)         $     --
                                                           ----          --------
   Total fixed maturities, available for sale.              (67)               --
                                                           ----          --------
Common Stocks:
 Information Technology.......................               --           (21,788)
   Total common stocks........................               --           (21,788)
                                                           ----          --------
Total.........................................             $(67)         $(21,788)
                                                           ====          ========

4. Purchases and Sales of Portfolios

   Investment Security Transactions:

   For the year ended December 31, 2018, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

                                                       Purchases                      Sales
                                              ---------------------------- ----------------------------
                                                                  U.S.                         U.S.
                                                Stocks and     Government    Stocks and     Government
Fund                                          Debt Securities and Agencies Debt Securities and Agencies
----                                          --------------- ------------ --------------- ------------
Separate Account No. 10......................     $25,318,347   $7,191,454     $27,296,210   $7,565,702
Separate Account No. 4.......................      12,835,532           --      22,440,555           --
Separate Account No. 3.......................      14,678,759           --      16,962,129           --

                                    FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

4. Purchases and Sales of Portfolios (Concluded)


   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows for Separate Account No. 66:

                                                               Purchases     Sales
                                                           ------------- ----------
1290 RETIREMENT 2020......................................  $   79,879   $    1,144
1290 RETIREMENT 2025......................................     612,191       21,970
1290 RETIREMENT 2030......................................     180,710          316
1290 RETIREMENT 2035......................................     278,845        2,036
1290 RETIREMENT 2040......................................      93,777       13,199
1290 RETIREMENT 2045......................................     130,828          154
1290 RETIREMENT 2050......................................     138,532          624
1290 RETIREMENT 2055......................................      19,918           60
1290 RETIREMENT 2060......................................       3,975           18
1290 VT DOUBLELINE DYNAMIC ALLOCATION.....................      35,537        2,650
1290 VT EQUITY INCOME.....................................     727,165      186,301
1290 VT GAMCO MERGERS & ACQUISITIONS......................      25,337       73,869
1290 VT GAMCO SMALL COMPANY VALUE.........................     812,135      711,224
1290 VT SOCIALLY RESPONSIBLE..............................     265,973      337,540
ALL ASSET GROWTH-ALT 20...................................     231,771      289,769
AXA AGGRESSIVE ALLOCATION.................................     609,115    1,294,112
AXA CONSERVATIVE ALLOCATION...............................     183,907      403,420
AXA CONSERVATIVE-PLUS ALLOCATION..........................     456,371      128,450
AXA GLOBAL EQUITY MANAGED VOLATILITY......................     688,597      800,999
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................     189,110      387,498
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       3,687       10,905
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................     535,762    1,264,624
AXA LARGE CAP VALUE MANAGED VOLATILITY....................   1,058,208    1,670,733
AXA MID CAP VALUE MANAGED VOLATILITY......................     970,603    1,483,774
AXA MODERATE ALLOCATION...................................   4,687,011    2,221,460
AXA MODERATE-PLUS ALLOCATION..............................     581,250      229,550
AXA/AB SMALL CAP GROWTH...................................   1,157,149    1,011,872
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................     153,893      212,722
AXA/JANUS ENTERPRISE......................................     799,110       47,573
CHARTER/SM/ MULTI-SECTOR BOND.............................     118,647      172,604
CHARTER/SM/ SMALL CAP VALUE...............................         460       14,312
EQ/BLACKROCK BASIC VALUE EQUITY...........................      11,023       23,554
EQ/CAPITAL GUARDIAN RESEARCH..............................   1,479,690    1,439,107
EQ/EQUITY 500 INDEX.......................................   2,454,564    3,643,792
EQ/INTERMEDIATE GOVERNMENT BOND...........................   1,100,232      825,286
EQ/INTERNATIONAL EQUITY INDEX.............................   1,165,133    1,732,505
EQ/LARGE CAP GROWTH INDEX.................................     561,048      864,216
EQ/MFS INTERNATIONAL GROWTH...............................   1,081,493      644,231
EQ/MID CAP INDEX..........................................     324,167      394,523
EQ/MONEY MARKET...........................................   4,906,494    5,737,332
EQ/PIMCO GLOBAL REAL RETURN...............................      26,538           16
EQ/PIMCO ULTRA SHORT BOND.................................   2,690,700    2,818,116
EQ/QUALITY BOND PLUS......................................         120           92
EQ/SMALL COMPANY INDEX....................................     822,691      950,912
EQ/T. ROWE PRICE GROWTH STOCK.............................   1,058,919      672,632
MULTIMANAGER CORE BOND....................................     233,330       97,745
MULTIMANAGER TECHNOLOGY...................................   1,912,076    2,520,204
TARGET 2015 ALLOCATION....................................     121,924      507,078
TARGET 2025 ALLOCATION....................................     292,135    1,517,558
TARGET 2035 ALLOCATION....................................     217,660    1,010,096
TARGET 2045 ALLOCATION....................................     602,874      454,091
TARGET 2055 ALLOCATION....................................      46,668      121,004
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX
 PORTFOLIO................................................   2,016,908       29,682
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX.   3,406,867      486,204

                                    FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018


5. Expenses and Related Party Transactions

   In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares . EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by 1290 Funds, EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A, Class B, Class R and Class T shares are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b- 1 Plans") approved by the 1290 Funds, EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A and Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Rule 12b-1 Plans also provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of 1290 Funds, EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub- advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of 1290 Funds, EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of 1290 Funds, EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub- contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds, EQAT and VIP. Expenses of the Portfolios of 1290 Funds, EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.33% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds, EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. For the year ended December 31, 2018, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for the AXA/AB Small Cap Growth; EQ/ Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/ Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   AXA Advisors, LLC is an affiliate of AXA Equitable, and a distributor and principal underwriter of the policies ("Contracts"). AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

   In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

                                    FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018


6. Reorganization

   In 2018, there were no reorganizations within the Variable Investment Options of the Account.

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

-----------------------------------------------------------------
                          Removed Portfolio Surviving Portfolio
-----------------------------------------------------------------
 May 19, 2017             All Asset         All Asset
                          Aggressive-       Growth-
                          Alt 25            Alt 20
-----------------------------------------------------------------
Shares -- Class B                9,204          20,743
Value -- Class B          $      12.58      $    20.09
Net Assets Before Merger  $    115,809      $  300,819
Net Assets After Merger   $         --      $  416,628
Unrealized Gain           $      3,118

7. Asset-based Charges and Contractowner Charges

   Charges and fees relating to the Portfolios are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

   RIA

   Charges and fees relating to the Portfolios are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders
   (i) by a reduction of an appropriate number of Portfolio units or
   (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund and an effective annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

   Administrative Fees:

   Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

             Combined balance of investment options  Monthly Rate
             --------------------------------------  --------------
                        First $150,000.............. 1/12 of 1.25%
                        Next $350,000............... 1/12 of 1.00%
                        Next $500,000............... 1/12 of 0.75%
                        Next $1,500,000............. 1/12 of 0.50%
                        Over $2,500,000............. 1/12 of 0.25%

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

                                    FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

   Loan Fee -- A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, Separate Accounts
   No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   MRP

   Charges and fees relating to the Portfolios paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to AXA Equitable. Fees with respect to the Members Retirement Program contracts are as follows:

  . Program Expense Charge -- AXA Equitable assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. AXA Equitable determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and
      (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

  . Investment Management Fees -- An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

  . Direct Operating and Other Expenses -- In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

  . A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

   EPP

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

                                    FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Funds and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee- participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

         For Termination Occurring In:       Withdrawal Charge:
         -----------------------------  ------------------------------
                Years 1 and 2.......... 3% of all Master Trust assets
                Years 3 and 4.......... 2% of all Master Trust assets
                Year 5................. 1% of all Master Trust assets
                After Year 5...........     No Withdrawal Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, Separate Accounts
   No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

                 Each Client's Aggregate Interest  Annual Rate
                 --------------------------------  -----------
                    Minimum Fee...................   $5,000
                    First $2 million.............. 0.85 of 1%
                    Next $3 million............... 0.60 of 1%
                    Next $5 million............... 0.40 of 1%
                    Next $15 million.............. 0.30 of 1%
                    Next $75 million.............. 0.25 of 1%
                    Excess over $100 million...... 0.20 of 1%

   Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

   Asset management fees are paid to AXA Equitable. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

   Administrative Fees

   Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

                                    FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)


   Operating and Expense Charges

   In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

   Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges including accounting and administration fees.

8. Changes in Units Outstanding

   Accumulation units issued and redeemed as of December 31, were (in thousands):

   Separate Accounts No. 10, 4 and 3:

                   AllianceBernstein         AllianceBernstein         AllianceBernstein
                     Balanced Fund           Common Stock Fund        Mid Cap Growth Fund
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
RIA
Issued........       1           --           --           --           --           --
Redeemed......      --           (1)          (1)          --           --           --
                   ---          ---          ---          ---          ---          ---
Net Decrease..       1           (1)          (1)          --           --           --
                   ===          ===          ===          ===          ===          ===
                   AllianceBernstein         AllianceBernstein         AllianceBernstein
                     Balanced Fund          Growth Equity Fund        Mid Cap Growth Fund
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
MRP
Issued........      16           18            3            5           16           24
Redeemed......     (51)         (55)         (10)         (10)         (29)         (47)
                   ---          ---          ---          ---          ---          ---
Net Decrease..     (35)         (37)          (7)          (5)         (13)         (23)
                   ===          ===          ===          ===          ===          ===
                   AllianceBernstein         AllianceBernstein
                     Balanced Fund           Common Stock Fund
               ------------------------  ------------------------
               December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017
               ------------ ------------ ------------ ------------
EPP
Issued........      --           --           --           --
Redeemed......      --           --           --           --
                   ---          ---          ---          ---
Net Decrease..      --           --           --           --
                   ===          ===          ===          ===
                                                                        Mid Cap Growth
                   Balanced Account        Growth Stock Account          Stock Account
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
Institutional
Issued........      --           --           --           --           --           --
Redeemed......      --           --           --           --           --           --
                   ---          ---          ---          ---          ---          ---
Net Decrease..      --           --           --           --           --           --
                   ===          ===          ===          ===          ===          ===

                                    FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Continued)

   Separate Account No. 66:

                                                        AXA               AXA
                                   AXA GLOBAL        INTERNATIONAL     INTERNATIONAL
                1290 VT SOCIALLY   EQUITY MANAGED    CORE MANAGED      VALUE MANAGED
                RESPONSIBLE        VOLATILITY        VOLATILITY        VOLATILITY
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --
Net Redeemed...  --         --      --         --     --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==
                AXA LARGE CAP      AXA LARGE CAP     AXA MID CAP VALUE                  AXA/CLEARBRIDGE
                GROWTH MANAGED     VALUE MANAGED      MANAGED          AXA/AB SMALL CAP LARGE CAP
                VOLATILITY         VOLATILITY        VOLATILITY         GROWTH           GROWTH
                ----------------   -------------     -------------     -------------    --------------
                2018       2017    2018       2017   2018       2017   2018      2017   2018    2017
                ----       ----    ----       ----   ----       ----   ----      ----   ----    ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --     --      --
Net Redeemed...  --         --      --         --     --         --     --        --     --      --
                 --         --      --         --     --         --     --        --     --      --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --     --      --
                 ==         ==      ==         ==     ==         ==     ==        ==     ==      ==
                                                     EQ/BLACKROCK      EQ/CAPITAL
                CHARTER/SM/ MULTI- CHARTER/SM/ SMALL BASIC VALUE       GUARDIAN         EQ/EQUITY 500
                SECTOR BOND        CAP VALUE          EQUITY           RESEARCH           INDEX
                ----------------   -------------     -------------     -------------    --------------
                2018       2017    2018       2017   2018       2017   2018      2017   2018    2017
                ----       ----    ----       ----   ----       ----   ----      ----   ----    ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --     --      --
Net Redeemed...  --         --      --         --     --         --     --        --     --      (1)
                 --         --      --         --     --         --     --        --     --      --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --     --      (1)
                 ==         ==      ==         ==     ==         ==     ==        ==     ==      ==
                EQ/INTERMEDIATE
                GOVERNMENT         EQ/INTERNATIONAL  EQ/LARGE CAP
                  BOND             EQUITY INDEX      GROWTH INDEX      EQ/MID CAP INDEX
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA              --         --       1         --     --         --     --        --
Net Issued.....
Net Redeemed...  --         --      --         (1)    --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --       1         (1)    --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==
                                   EQ/QUALITY BOND   EQ/T. ROWE PRICE  MULTIMANAGER
                EQ/MONEY MARKET      PLUS            GROWTH STOCK      TECHNOLOGY
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --
Net Redeemed...  --         --      --         --     --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==

                                    FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Continued)

                1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT       1290 RETIREMENT
                     2020*                2025*                2030*                2035*                 2040*
                ---------------      ---------------      ---------------      ---------------       ---------------
                     2018                 2018                 2018                 2018                  2018
                ---------------      ---------------      ---------------      ---------------       ---------------
MRP
Net Issued.....         8                   59                   17                   27                     9
Net Redeemed...        --                   (2)                  --                   --                    (1)
                      ---                  ---                  ---                 ----                   ---
Net Increase /
 (Decreased)...         8                   57                   17                   27                     8
                      ===                  ===                  ===                 ====                   ===
                                                                                                           1290 VT
                1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT        DOUBLELINE DYNAMIC
                     2045*                2050*                2055*                2060*                 ALLOCATION
                ---------------      ---------------      ---------------      ---------------       -------------------
                     2018                 2018                 2018                 2018                  2018       2017
                ---------------      ---------------      ---------------      ---------------       --------------- ----
MRP
Net Issued.....        13                   13                    2                   --                     3         1
Net Redeemed...        (1)                  --                   --                   --                    (1)       (1)
                      ---                  ---                  ---                 ----                   ---       ---
Net Increase /
 (Decreased)...        12                   13                    2                   --                     2        --
                      ===                  ===                  ===                 ====                   ===       ===
                                        1290 VT GAMCO        1290 VT GAMCO
                   1290 VT EQUITY        MERGERS AND         SMALL COMPANY       1290 VT SOCIALLY         ALL ASSET
                       INCOME            ACQUISITIONS            VALUE              RESPONSIBLE         GROWTH-ALT 20
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        26         9          2         2         20        12          9         12         15        13
Net Redeemed...       (10)      (19)        (6)       (2)       (22)      (24)       (19)        (7)       (20)       (3)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...        16       (10)        (4)       --         (2)      (12)       (10)         5         (5)       10
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===
                                                                                    AXA GLOBAL        AXA INTERNATIONAL
                   AXA AGGRESSIVE      AXA CONSERVATIVE    AXA CONSERVATIVE-      EQUITY MANAGED         CORE MANAGED
                     ALLOCATION           ALLOCATION        PLUS ALLOCATION         VOLATILITY            VOLATILITY
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        29        26          9         8         28         8         29         49         11        16
Net Redeemed...       (82)      (26)       (31)      (22)        (9)      (28)       (43)       (44)       (24)      (24)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...       (53)       --        (22)      (14)        19       (20)       (14)         5        (13)       (8)
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===
                   AXA LARGE CAP        AXA LARGE CAP      AXA MID CAP VALUE
                   GROWTH MANAGED       VALUE MANAGED           MANAGED            AXA MODERATE         AXA MODERATE-
                     VOLATILITY           VOLATILITY           VOLATILITY           ALLOCATION         PLUS ALLOCATION
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        16        38         14        20         11         9        233        232         29        26
Net Redeemed...       (89)      (68)       (71)      (72)       (48)      (50)      (157)      (205)       (16)       (8)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...       (73)      (30)       (57)      (52)       (37)      (41)        76         27         13        18
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===

                                    FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Concluded)

                                 AXA/CLEARBRIDGE                                             EQ/CAPITAL
                AXA/AB SMALL       LARGE CAP         AXA/JANUS      CHARTER/SM/ MULTI-        GUARDIAN
                CAP GROWTH          GROWTH           ENTERPRISE         SECTOR BOND           RESEARCH
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   50        31      6        8        45        10          9       29         13        11
Net Redeemed...  (49)      (27)   (10)     (11)       (4)       (6)       (16)     (39)       (34)      (30)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)...    1         4     (4)      (3)       41         4         (7)     (10)       (21)      (19)
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                 EQ/INTERMEDIATE                                               EQ/MFS
                EQ/EQUITY 500     GOVERNMENT      EQ/INTERNATIONAL     EQ/LARGE CAP        INTERNATIONAL
                   INDEX             BOND           EQUITY INDEX       GROWTH INDEX            GROWTH
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   59        81     85       56        35        28         21       56         64       145
Net Redeemed... (164)     (277)   (68)     (59)      (73)      (74)       (39)     (19)       (42)     (118)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)... (105)     (196)    17       (3)      (38)      (46)       (18)      37         22        27
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                                   EQ/PIMCO
                  EQ/MID           EQ/MONEY         GLOBAL            EQ/PIMCO ULTRA          EQ/SMALL
                 CAP INDEX          MARKET       REAL RETURN*           SHORT BOND         COMPANY INDEX
                ------------     --------------  ------------       ------------------  -------------------
                2018      2017   2018    2017        2018                2018      2017      2018      2017
                ----      ----   ----   ------   ------------       -------------- ---- -------------- ----
MRP
Net Issued.....   13        12    474      858         3                  215       27         12        19
Net Redeemed...  (20)      (23)  (569)  (1,046)       --                 (228)     (27)       (29)      (34)
                ----      ----   ----   ------       ---                 ----      ---       ----      ----
Net Increase /
 (Decreased)...   (7)      (11)   (95)    (188)        3                  (13)      --        (17)      (15)
                ====      ====   ====   ======       ===                 ====      ===       ====      ====
                EQ/T. ROWE PRICE MULTIMANAGER       MULTIMANAGER        TARGET 2015         TARGET 2025
                GROWTH STOCK       CORE BOND         TECHNOLOGY         ALLOCATION           ALLOCATION
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   42        54     19       44        26       110          3       13         14        51
Net Redeemed...  (29)      (52)    (9)     (86)      (58)     (106)       (37)     (27)      (103)      (34)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)...   13         2     10      (42)      (32)        4        (34)     (14)       (89)       17
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                                                       VANGUARD
                                                                       VARIABLE            VANGUARD
                                                                    INSURANCE FUND         VARIABLE
                                                                      TOTAL BOND        INSURANCE FUND
                TARGET 2035       TARGET 2045       TARGET 2055      MARKET INDEX        TOTAL STOCK
                ALLOCATION        ALLOCATION         ALLOCATION       PORTFOLIO*        MARKET INDEX*
                ------------     --------------  -----------------  --------------      --------------
                2018      2017   2018    2017        2018     2017       2018                2018
                ----      ----   ----   ------   ------------ ----  --------------      --------------
MRP
Net Issued.....   12        27     36       26         4         6        201                 323
Net Redeemed...  (66)      (27)   (30)     (15)      (10)       (3)        (3)                (46)
                ----      ----   ----   ------       ---      ----       ----                ----
Net Increase /
 (Decreased)...  (54)       --      6       11        (6)        3        198                 277
                ====      ====   ====   ======       ===      ====       ====                ====

   The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.
*  Units were made available on May 15, 2018.

                                    FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights

   AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractowners of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

   Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

                                                                   Units    Accumulation Investment
                                                       Unit     Outstanding  Unit Value    Income    Total   Expense
                                                       Value      (000's)     (000's)      Ratio#   Return** Ratio***
                                                     ---------- ----------- ------------ ---------- -------- --------
SEPARATE ACCOUNT NO. 10
AllianceBernstein Balanced Fund
December 31, 2018  RIA* - contract charge 0.50% (a)  $   340.92       4       $ 1,365       2.66%    (4.47)%   0.64%
December 31, 2017  RIA* - contract charge 0.50% (a)  $   356.88       3       $ 1,114       2.49%    13.72%    0.63%
December 31, 2016  RIA* - contract charge 0.50% (a)  $   313.83       4       $ 1,273       2.72%     6.88%    0.68%
December 31, 2015  RIA* - contract charge 0.50% (a)  $   293.64       7       $ 2,013       2.49%     0.06%    0.63%
December 31, 2014  RIA* - contract charge 0.50% (a)  $   293.46       9       $ 2,606       2.72%     4.40%    0.61%
December 31, 2018  MRP* - contract charge 0.50% (a)  $    81.57     252       $20,541       2.66%    (4.47)%   0.64%
December 31, 2017  MRP* - contract charge 0.50% (a)  $    85.39     287       $24,512       2.49%    13.72%    0.63%
December 31, 2016  MRP* - contract charge 0.50% (a)  $    75.09     324       $24,339       2.72%     6.86%    0.68%
December 31, 2015  MRP* - contract charge 0.50% (a)  $    70.27     351       $24,698       2.49%     0.06%    0.64%
December 31, 2014  MRP* - contract charge 0.50% (a)  $    70.23     398       $27,987       2.72%     4.38%    0.61%
December 31, 2018  EPP* - contract charge 0.25% (a)  $   362.61       1       $   205       2.66%    (4.23)%   0.39%
December 31, 2017  EPP* - contract charge 0.25% (a)  $   378.63       1       $   246       2.49%    14.00%    0.38%
December 31, 2016  EPP* - contract charge 0.25% (a)  $   332.13       1       $   210       2.72%     7.15%    0.43%
December 31, 2015  EPP* - contract charge 0.25% (a)  $   309.98       1       $   190       2.49%     0.31%    0.36%
December 31, 2014  EPP* - contract charge 0.25% (a)  $   309.01       1       $   197       2.72%     4.66%    0.36%
Balanced Account
December 31, 2018  Institutional                     $38,570.01    --(b)      $    26       2.66%    (3.99)%   0.14%
December 31, 2017  Institutional                     $40,173.25    --(b)      $    29       2.49%    14.29%    0.13%
December 31, 2016  Institutional                     $35,151.35    --(b)      $    26       2.72%     7.41%    0.18%
December 31, 2015  Institutional                     $32,725.90    --(b)      $    24       2.49%     0.57%    0.14%
December 31, 2014  Institutional                     $32,541.85    --(b)      $    24       2.72%     4.92%    0.21%

SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2018  RIA* - contract charge 0.08% (a)  $ 2,165.33       1       $ 3,118       1.46%    (1.80)%   0.17%
December 31, 2017  RIA* - contract charge 0.08% (a)  $ 2,205.03       2       $ 3,363       1.46%    30.05%    0.17%
December 31, 2016  RIA* - contract charge 0.08% (a)  $ 1,695.51       2       $ 3,057       1.64%     6.90%    0.19%
December 31, 2015  RIA* - contract charge 0.08% (a)  $ 1,586.06       2       $ 2,999       1.61%     5.65%    0.16%
December 31, 2014  RIA* - contract charge 0.08% (a)  $ 1,501.17       2       $ 3,544       1.64%    12.86%    0.14%
December 31, 2018  EPP* - contract charge 0.08% (a)  $ 2,246.74       1       $ 1,355       1.46%    (1.80)%   0.17%
December 31, 2017  EPP* - contract charge 0.08% (a)  $ 2,287.93       1       $ 1,606       1.46%    30.05%    0.17%
December 31, 2016  EPP* - contract charge 0.08% (a)  $ 1,759.26       1       $ 1,409       1.64%     6.90%    0.19%
December 31, 2015  EPP* - contract charge 0.08% (a)  $ 1,645.69       1       $ 1,391       1.61%     5.65%    0.14%
December 31, 2014  EPP* - contract charge 0.08% (a)  $ 1,557.61       1       $ 1,570       1.64%    12.86%    0.14%

                                    FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                                   Units    Accumulation Investment
                                                       Unit     Outstanding  Unit Value    Income    Total   Expense
                                                       Value      (000's)     (000's)      Ratio#   Return** Ratio***
                                                     ---------- ----------- ------------ ---------- -------- --------
AllianceBernstein Growth Equity Fund
December 31, 2018  MRP* - contract charge 0.30% (a)  $   833.97      39       $32,831       1.46%    (2.03)%   0.39%
December 31, 2017  MRP* - contract charge 0.30% (a)  $   851.21      46       $39,138       1.46%    29.76%    0.39%
December 31, 2016  MRP* - contract charge 0.30% (a)  $   655.99      51       $33,742       1.64%     6.66%    0.41%
December 31, 2015  MRP* - contract charge 0.30% (a)  $   615.04      57       $34,827       1.61%     5.16%    0.39%
December 31, 2014  MRP* - contract charge 0.30% (a)  $   584.84      65       $37,929       1.64%    12.60%    0.36%
Growth Stock Account
December 31, 2018  Institutional                     $23,490.04       2       $38,594       1.46%    (1.72)%   0.09%
December 31, 2017  Institutional                     $23,901.55       2       $43,381       1.46%    30.15%    0.09%
December 31, 2016  Institutional                     $18,363.95       2       $37,114       1.64%     6.99%    0.11%
December 31, 2015  Institutional                     $17,164.79       3       $43,187       1.61%     5.74%    0.08%
December 31, 2014  Institutional                     $16,233.13       3       $48,535       1.64%    12.95%    0.12%

SEPARATE ACCOUNT NO. 3
AllianceBernstein Mid Cap Growth Fund
December 31, 2018  RIA* - contract charge 0.50% (a)  $   715.58       2       $ 1,164       0.42%     4.09%    0.52%
December 31, 2017  RIA* - contract charge 0.50% (a)  $   687.48       2       $ 1,047       0.35%    32.81%    0.52%
December 31, 2016  RIA* - contract charge 0.50% (a)  $   517.64       2       $ 1,123       0.61%    (1.22)%   0.53%
December 31, 2015  RIA* - contract charge 0.50% (a)  $   524.03       3       $ 1,324       0.44%     1.14%    0.53%
December 31, 2014  RIA* - contract charge 0.50% (a)  $   518.14       3       $ 1,771       0.53%     2.12%    0.53%
December 31, 2018  MRP* - contract charge 0.65% (a)  $   145.35     138       $20,016       0.42%     3.93%    0.67%
December 31, 2017  MRP* - contract charge 0.65% (a)  $   139.86     151       $21,148       0.35%    32.62%    0.67%
December 31, 2016  MRP* - contract charge 0.65% (a)  $   105.46     174       $18,382       0.61%    (1.37)%   0.68%
December 31, 2015  MRP* - contract charge 0.65% (a)  $   106.93     197       $21,078       0.44%     0.97%    0.69%
December 31, 2014  MRP* - contract charge 0.65% (a)  $   105.90     221       $23,410       0.53%     1.96%    0.68%
Mid Cap Growth Stock Account
December 31, 2018  Institutional                     $80,947.80    --(b)      $   890       0.42%     4.61%    0.02%
December 31, 2017  Institutional                     $77,379.57    --(b)      $   929       0.35%    33.48%    0.02%
December 31, 2016  Institutional                     $57,972.78    --(b)      $   812       0.61%    (0.72)%   0.03%
December 31, 2015  Institutional                     $58,395.05    --(b)      $   806       0.44%     1.65%    0.04%
December 31, 2014  Institutional                     $57,449.35    --(b)      $   827       0.53%     2.64%    0.05%

                                           Years Ended December 31,
                          ---------------------------------------------------------
                                   Units    Accumulation Investment
                          Unit  Outstanding  Unit Value    Income    Total   Expense
                          Value   (000's)     (000's)      Ratio#   Return** Ratio*
                          ----- ----------- ------------ ---------- -------- -------
SEPARATE ACCOUNT NO. 66+
1290 Retirement 2020
2018  MRP*, 0.02% (a)(e)  $9.80      8          $ 74        3.35%    (2.68)%  0.02%
1290 Retirement 2025
2018  MRP*, 0.02% (a)(e)  $9.76     57          $557        1.79%    (3.27)%  0.02%
1290 Retirement 2030
2018  MRP*, 0.02% (a)(e)  $9.69     17          $169        2.11%    (4.06)%  0.02%
1290 Retirement 2035
2018  MRP*, 0.02% (a)(e)  $9.67     27          $260        1.94%    (4.45)%  0.02%
1290 Retirement 2040
2018  MRP*, 0.02% (a)(e)  $9.64      8          $ 75        7.69%    (4.84)%  0.02%
1290 Retirement 2045
2018  MRP*, 0.02% (a)(e)  $9.61     12          $120        2.19%    (5.32)%  0.02%
1290 Retirement 2050
2018  MRP*, 0.02% (a)(e)  $9.57     13          $128        1.99%    (5.71)%  0.02%
1290 Retirement 2055
2018  MRP*, 0.02% (a)(e)  $9.54      2          $ 18        2.63%    (6.10)%  0.02%
1290 Retirement 2060
2018  MRP*, 0.02% (a)(e)  $9.53     --          $  4        3.58%    (6.29)%  0.02%

                                    FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                         Years Ended December 31,
                                       ------------------------------------------------------------
                                                  Units    Accumulation Investment
                                        Unit   Outstanding  Unit Value    Income    Total    Expense
                                        Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                       ------- ----------- ------------ ---------- --------  -------
1290 VT DoubleLine Dynamic Allocation
2018          MRP*, 0.02% (a)          $ 12.52       5        $   66       2.01%     (4.13)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.06       3        $   38       0.61%      9.56%   0.02%
2016          MRP*, 0.03% (a)          $ 11.92       3        $   33       1.38%      8.66%   0.03%
2015          MRP*, 0.02% (a)          $ 10.97       1        $    7       1.06%     (3.77)%  0.02%
2014          MRP*, 0.02% (a)          $ 11.40    --(b)       $    4       0.62%      2.43%   0.02%
1290 VT Equity Income
2018          MRP*, 0.02% (a)          $ 16.22      49        $  794       2.52%    (11.70)%  0.02%
2017          MRP*, 0.02% (a)          $ 18.37      33        $  609       1.64%     15.83%   0.02%
2016          MRP*, 0.03% (a)          $ 15.86      43        $  675       2.54%     12.96%   0.03%
2015          MRP*, 0.02% (a)          $ 14.04      24        $  333       1.74%     (1.75)%  0.02%
2014          MRP*, 0.02% (a)          $ 14.29      20        $  292       1.78%      8.67%   0.02%
1290 VT GAMCO Mergers and Acquisitions
2018          MRP*, 0.02% (a)          $ 12.75       5        $   61       1.02%     (4.92)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.41       9        $  116       0.16%      6.18%   0.02%
2016          MRP*, 0.03% (a)          $ 12.63       9        $  119       0.00%      7.67%   0.03%
2015          MRP*, 0.02% (a)          $ 11.73      11        $  129       0.00%      2.62%   0.02%
2014          MRP*, 0.02% (a)          $ 11.43      10        $  115       0.00%      1.60%   0.02%
1290 VT GAMCO Small Company Value
2018          MRP*, 0.02% (a)          $ 28.12     101        $2,845       0.54%    (15.61)%  0.02%
2017          MRP*, 0.02% (a)          $ 33.32     103        $3,440       0.59%     16.10%   0.02%
2016          MRP*, 0.03% (a)          $ 28.70     115        $3,304       0.50%     23.23%   0.03%
2015          MRP*, 0.02% (a)          $ 23.29     120        $2,785       0.53%     (5.71)%  0.02%
2014          MRP*, 0.02% (a)          $ 24.70     124        $3,062       0.25%      3.05%   0.02%
1290 VT Socially Responsible
2018          RIA*, 0.00% (a)          $202.41    --(b)           --       0.94%     (4.37)%  0.00%
              MRP*, 0.02% (a)          $ 17.04     159        $2,711       0.94%     (4.38)%  0.02%
2017          RIA*, 0.00% (a)          $211.66    --(b)           --       1.08%     20.40%   0.00%
              MRP*, 0.02% (a)          $ 17.82     169        $3,005       1.08%     20.41%   0.02%
2016          RIA*, 0.00% (a)          $175.79    --(b)           --       1.22%      9.95%   0.00%
              MRP*, 0.03% (a)          $ 14.80     164        $2,427       1.22%      9.96%   0.03%
2015          RIA*, 0.00% (a)          $159.88    --(b)           --       0.98%      0.48%   0.00%
              MRP*, 0.02% (a)          $ 13.46     168        $2,257       0.98%      0.45%   0.02%
2014          RIA*, 0.00% (a)          $159.12    --(b)           --       0.77%     13.61%   0.00%
              MRP*, 0.02% (a)          $ 13.40     204        $2,734       0.77%     13.56%   0.02%
All Asset Growth-Alt 20 (d)
2018          MRP*, 0.02% (a)          $ 13.22      29        $  378       1.66%     (7.55)%  0.02%
2017          MRP*, 0.02% (a)          $ 14.30      34        $  489       1.77%     15.88%   0.02%
2016          MRP*, 0.03% (a)          $ 12.34      24        $  296       2.44%      9.49%   0.03%
2015          MRP*, 0.02% (a)          $ 11.27       7        $   75       0.62%     (3.92)%  0.02%
2014          MRP*, 0.02% (a)          $ 11.73       8        $   94       4.25%      2.36%   0.02%
AXA Aggressive Allocation
2018          MRP*, 0.02% (a)          $ 14.08     142        $2,001       1.54%     (8.69)%  0.02%
2017          MRP*, 0.02% (a)          $ 15.42     195        $3,008       1.53%     19.07%   0.02%
2016          MRP*, 0.03% (a)          $ 12.95     195        $2,531       0.93%      8.73%   0.03%
2015          MRP*, 0.02% (a)          $ 11.91     216        $2,569       0.98%     (1.81)%  0.02%
2014          MRP*, 0.02% (a)          $ 12.13     209        $2,535       1.61%      4.75%   0.02%
AXA Conservative Allocation
2018          MRP*, 0.02% (a)          $ 12.88     142        $1,826       1.42%     (1.53)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.08     164        $2,147       1.11%      4.89%   0.02%
2016          MRP*, 0.03% (a)          $ 12.47     178        $2,221       1.26%      2.89%   0.03%
2015          MRP*, 0.02% (a)          $ 12.12     105        $1,273       0.77%     (0.25)%  0.02%
2014          MRP*, 0.02% (a)          $ 12.15     108        $1,307       0.77%      2.62%   0.02%

                                    FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                         Years Ended December 31,
                                       ------------------------------------------------------------
                                                  Units    Accumulation Investment
                                        Unit   Outstanding  Unit Value    Income    Total    Expense
                                        Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                       ------- ----------- ------------ ---------- --------  -------
AXA Conservative-Plus Allocation
2018             MRP*, 0.02% (a)       $ 13.41      87        $1,165       1.76%     (3.66)%  0.02%
2017             MRP*, 0.02% (a)       $ 13.92      68        $  947       1.15%      8.75%   0.02%
2016             MRP*, 0.03% (a)       $ 12.80      88        $1,126       0.92%      4.75%   0.03%
2015             MRP*, 0.02% (a)       $ 12.22      88        $1,077       0.88%     (0.73)%  0.02%
2014             MRP*, 0.02% (a)       $ 12.31      81        $  998       0.94%      3.19%   0.02%
AXA Global Equity Managed Volatility
2018             RIA*, 0.00% (a)       $591.26    --(b)       $    7       0.99%    (12.16)%  0.00%
                 MRP*, 0.02% (a)       $ 16.60      87        $1,444       0.99%    (12.17)%  0.02%
2017             RIA*, 0.00% (a)       $673.11    --(b)       $    8       1.13%     26.08%   0.00%
                 MRP*, 0.02% (a)       $ 18.90     101        $1,910       1.13%     26.00%   0.02%
2016             RIA*, 0.00% (a)       $533.87    --(b)       $    7       0.86%      4.48%   0.00%
                 MRP*, 0.03% (a)       $ 15.00      96        $1,438       0.86%      4.46%   0.03%
2015             RIA*, 0.00% (a)       $510.99    --(b)       $  100       0.85%     (1.73)%  0.00%
                 MRP*, 0.02% (a)       $ 14.36     105        $1,506       0.85%     (1.71)%  0.02%
2014             RIA*, 0.00% (a)       $519.96    --(b)       $  112       0.94%      1.69%   0.00%
                 MRP*, 0.02% (a)       $ 14.61     119        $1,732       0.94%      1.67%   0.02%
AXA International Core Managed Volatility
2018             RIA*, 0.00% (a)       $151.65    --(b)           --       1.66%    (14.89)%  0.00%
                 MRP*, 0.02% (a)       $ 13.61     104        $1,410       1.66%    (14.94)%  0.02%
2017             RIA*, 0.00% (a)       $178.18    --(b)       $   11       1.66%     26.31%   0.00%
                 MRP*, 0.02% (a)       $ 16.00     117        $1,874       1.66%     26.28%   0.02%
2016             RIA*, 0.00% (a)       $141.07    --(b)       $    9       0.27%      0.21%   0.00%
                 MRP*, 0.03% (a)       $ 12.67     125        $1,580       0.27%      0.16%   0.03%
2015             RIA*, 0.00% (a)       $140.77    --(b)       $    8       0.06%     (4.34)%  0.00%
                 MRP*, 0.02% (a)       $ 12.65     146        $1,847       0.06%     (4.31)%  0.02%
2014             RIA*, 0.00% (a)       $147.16    --(b)       $    8       1.23%     (6.24)%  0.00%
                 MRP*, 0.02% (a)       $ 13.22     181        $2,390       1.23%     (6.24)%  0.02%
AXA International Value Managed Volatility
2018             RIA*, 0.00% (a)       $161.21    --(b)       $   48       1.53%    (16.49)%  0.00%
2017             RIA*, 0.00% (a)       $193.05    --(b)       $   67       2.00%     23.37%   0.00%
2016             RIA*, 0.00% (a)       $156.48    --(b)       $   53       0.49%      0.75%   0.00%
2015             RIA*, 0.00% (a)       $155.32    --(b)       $   51       0.10%     (3.16)%  0.00%
2014             RIA*, 0.00% (a)       $160.39    --(b)       $   52       1.11%     (7.18)%  0.00%
AXA Large Cap Growth Managed Volatility
2018             RIA*, 0.00% (a)       $321.75    --(b)       $   16       0.43%     (2.98)%  0.00%
                 MRP*, 0.02% (a)       $ 13.41     228        $3,052       0.43%     (2.97)%  0.02%
2017             RIA*, 0.00% (a)       $331.62    --(b)       $   17       0.49%     29.22%   0.00%
                 MRP*, 0.02% (a)       $ 13.82     301        $4,163       0.49%     29.16%   0.02%
2016             RIA*, 0.00% (a)       $256.64    --(b)       $   32       0.59%      5.51%   0.00%
                 MRP*, 0.03% (a)       $ 10.70     331        $3,536       0.59%      5.52%   0.03%
2015             RIA*, 0.00% (a)       $243.24    --(b)       $   30       0.27%      4.04%   0.00%
                 MRP*, 0.02% (a)       $ 10.14     325        $3,295       0.27%      4.00%   0.02%
2014             RIA*, 0.00% (a)       $233.80    --(b)       $   31       0.19%     11.08%   0.00%
                 MRP*, 0.02% (a)       $  9.75     393        $3,829       0.19%     11.05%   0.02%
AXA Large Cap Value Managed Volatility
2018             RIA*, 0.00% (a)       $219.27       3        $  610       2.44%     (9.92)%  0.00%
                 MRP*, 0.02% (a)       $ 20.34     346        $7,039       2.44%     (9.96)%  0.02%
2017             RIA*, 0.00% (a)       $243.42       3        $  630       1.48%     13.85%   0.00%
                 MRP*, 0.02% (a)       $ 22.59     403        $9,098       1.48%     13.86%   0.02%
2016             RIA*, 0.00% (a)       $213.80       3        $  694       1.70%     15.32%   0.00%
                 MRP*, 0.03% (a)       $ 19.84     455        $9,030       1.70%     15.28%   0.03%
2015             RIA*, 0.00% (a)       $185.40       4        $  715       1.57%     (4.01)%  0.00%
                 MRP*, 0.02% (a)       $ 17.21     472        $8,120       1.57%     (4.07)%  0.02%
2014             RIA*, 0.00% (a)       $193.15       4        $  836       1.33%     12.23%   0.00%
                 MRP*, 0.02% (a)       $ 17.94     523        $9,377       1.33%     12.20%   0.02%

                                    FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                        Years Ended December 31,
                                      ------------------------------------------------------------
                                                 Units    Accumulation Investment
                                       Unit   Outstanding  Unit Value    Income    Total    Expense
                                       Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                      ------- ----------- ------------ ---------- --------  -------
AXA Mid Cap Value Managed Volatility
2018          RIA*, 0.00% (a)         $340.09     --(b)     $    82       1.19%    (13.30)%  0.00%
              MRP*, 0.02% (a)         $ 26.78      217      $ 5,808       1.19%    (13.31)%  0.02%
2017          RIA*, 0.00% (a)         $392.24     --(b)     $   109       1.05%     12.32%   0.00%
              MRP*, 0.02% (a)         $ 30.89      254      $ 7,854       1.05%     12.29%   0.02%
2016          RIA*, 0.00% (a)         $349.21     --(b)     $   128       1.21%     17.67%   0.00%
              MRP*, 0.03% (a)         $ 27.51      295      $ 8,122       1.21%     17.61%   0.03%
2015          RIA*, 0.00% (a)         $296.77     --(b)     $   133       0.73%     (3.54)%  0.00%
              MRP*, 0.02% (a)         $ 23.39      324      $ 7,567       0.73%     (3.55)%  0.02%
2014          RIA*, 0.00% (a)         $307.66     --(b)     $   140       0.58%     10.87%   0.00%
              MRP*, 0.02% (a)         $ 24.25      372      $ 9,018       0.58%     10.83%   0.02%
AXA Moderate Allocation
2018          MRP*, 0.02% (a)         $ 13.34    1,821      $24,281       1.65%     (4.78)%  0.02%
2017          MRP*, 0.02% (a)         $ 14.01    1,745      $24,438       1.29%     11.01%   0.02%
2016          MRP*, 0.03% (a)         $ 12.62    1,718      $21,681       0.96%      5.34%   0.03%
2015          MRP*, 0.02% (a)         $ 11.98    1,583      $18,961       0.84%     (0.91)%  0.02%
2014          MRP*, 0.02% (a)         $ 12.09    1,532      $18,515       1.12%      3.07%   0.02%
AXA Moderate-Plus Allocation
2018          MRP*, 0.02% (a)         $ 13.81      158      $ 2,187       1.71%     (6.88)%  0.02%
2017          MRP*, 0.02% (a)         $ 14.83      145      $ 2,147       1.49%     14.87%   0.02%
2016          MRP*, 0.03% (a)         $ 12.91      127      $ 1,642       0.92%      7.23%   0.03%
2015          MRP*, 0.02% (a)         $ 12.04      129      $ 1,553       1.02%     (1.31)%  0.02%
2014          MRP*, 0.02% (a)         $ 12.20      103      $ 1,255       1.45%      3.74%   0.02%
AXA/AB Small Cap Growth
2018          RIA*, 0.05% (a)         $453.90     --(b)     $    66       0.13%     (7.92)%  0.05%
              MRP*, 0.02% (a)         $ 17.72       27      $   486       0.13%     (7.90)%  0.02%
2017          RIA*, 0.05% (a)         $492.95     --(b)     $    71       0.32%     22.61%   0.05%
              MRP*, 0.02% (a)         $ 19.24       26      $   508       0.32%     22.63%   0.02%
2016          RIA*, 0.05% (a)         $402.06     --(b)     $   107       0.32%     12.52%   0.05%
              MRP*, 0.03% (a)         $ 15.69       22      $   343       0.32%     12.55%   0.03%
2015          RIA*, 0.05% (a)         $357.31        1      $   184       0.04%     (2.96)%  0.05%
              MRP*, 0.02% (a)         $ 13.94       27      $   373       0.04%     (2.92)%  0.02%
2014          RIA*, 0.05% (a)         $368.20        1      $   274       0.06%      3.52%   0.05%
              MRP*, 0.02% (a)         $ 14.36       26      $   381       0.06%      3.53%   0.02%
AXA/ClearBridge Large Cap Growth
2018          RIA*, 0.00% (a)         $266.01     --(b)     $    70       0.16%     (0.35)%  0.00%
              MRP*, 0.02% (a)         $ 18.16       18      $   328       0.16%     (0.38)%  0.02%
2017          RIA*, 0.00% (a)         $266.94     --(b)     $    92       0.08%     25.60%   0.00%
              MRP*, 0.02% (a)         $ 18.23       22      $   394       0.08%     25.55%   0.02%
2016          RIA*, 0.00% (a)         $212.54     --(b)     $    71       0.00%      0.88%   0.00%
              MRP*, 0.03% (a)         $ 14.52       25      $   357       0.00%      0.90%   0.03%
2015          RIA*, 0.00% (a)         $210.69        1      $   240       0.00%      1.27%   0.00%
              MRP*, 0.02% (a)         $ 14.39       15      $   216       0.00%      1.20%   0.02%
2014          RIA*, 0.00% (a)         $208.05        1      $   194       0.00%      3.80%   0.00%
              MRP*, 0.02% (a)         $ 14.22       16      $   224       0.00%      3.80%   0.02%
AXA/Janus Enterprise
2018          MRP*, 0.02% (a)         $ 15.80       59      $   940       0.00%     (1.80)%  0.02%
2017          MRP*, 0.02% (a)         $ 16.09       18      $   282       0.00%     27.90%   0.02%
2016          MRP*, 0.03% (a)         $ 12.58       14      $   173       0.00%     (4.41)%  0.03%
2015          MRP*, 0.02% (a)         $ 13.16       10      $   133       0.00%     (5.46)%  0.02%
2014          MRP*, 0.02% (a)         $ 13.92       11      $   150       0.00%     (0.78)%  0.02%
Charter/SM/ Multi-Sector Bond
2018          RIA*, 0.05% (a)         $233.27     --(b)          --       2.27%     (0.55)%  0.05%
              MRP*, 0.02% (a)         $ 10.53       87      $   920       2.27%     (0.57)%  0.02%
2017          RIA*, 0.05% (a)         $234.57     --(b)          --       1.49%      2.18%   0.05%
              MRP*, 0.02% (a)         $ 10.59       94      $ 1,001       1.49%      2.22%   0.02%

                                    FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                             Years Ended December 31,
                                           ------------------------------------------------------------
                                                      Units    Accumulation Investment
                                            Unit   Outstanding  Unit Value    Income    Total    Expense
                                            Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                           ------- ----------- ------------ ---------- --------  -------
Charter/SM/ Multi-Sector Bond (Continued)
2016            RIA*, 0.05% (a)            $229.55     --(b)          --       2.41%      2.88%   0.05%
                MRP*, 0.03% (a)            $ 10.36      104      $ 1,074       2.41%      2.88%   0.03%
2015            RIA*, 0.05% (a)            $223.13     --(b)          --       1.74%     (0.69)%  0.05%
                MRP*, 0.02% (a)            $ 10.07       92      $   929       1.74%     (0.59)%  0.02%
2014            RIA*, 0.05% (a)            $224.68     --(b)     $     1       2.53%      2.34%   0.05%
                MRP*, 0.02% (a)            $ 10.13       80      $   815       2.53%      2.32%   0.02%
Charter/SM/ Small Cap Value
2018            RIA*, 0.00% (a)            $306.01     --(b)     $     1       0.08%    (12.98)%  0.00%
2017            RIA*, 0.00% (a)            $351.67     --(b)     $    14       1.53%     11.30%   0.00%
2016            RIA*, 0.00% (a)            $315.97     --(b)     $    13       0.46%     25.23%   0.00%
2015            RIA*, 0.00% (a)            $252.31     --(b)     $    59       0.40%    (13.13)%  0.00%
2014            RIA*, 0.00% (a)            $290.46     --(b)     $   116       0.12%     (5.11)%  0.00%
EQ/BlackRock Basic Value Equity
2018            RIA*, 0.00% (a)            $390.21     --(b)     $    67       1.34%     (8.01)%  0.00%
2017            RIA*, 0.00% (a)            $424.21     --(b)     $    92       1.32%      8.11%   0.00%
2016            RIA*, 0.00% (a)            $392.39     --(b)     $    94       1.56%     17.97%   0.00%
2015            RIA*, 0.00% (a)            $332.63     --(b)     $    78       1.26%     (6.15)%  0.00%
2014            RIA*, 0.00% (a)            $354.42     --(b)     $    91       1.08%      9.70%   0.00%
EQ/Capital Guardian Research
2018            RIA*, 0.00% (a)            $312.55     --(b)     $     5       0.57%     (4.84)%  0.00%
                MRP*, 0.02% (a)            $ 38.44      181      $ 6,947       0.57%     (4.85)%  0.02%
2017            RIA*, 0.00% (a)            $328.44     --(b)     $     4       0.77%     25.44%   0.00%
                MRP*, 0.02% (a)            $ 40.40      202      $ 8,181       0.77%     25.39%   0.02%
2016            RIA*, 0.00% (a)            $261.84     --(b)     $    31       0.85%      8.42%   0.00%
                MRP*, 0.03% (a)            $ 32.22      221      $ 7,104       0.85%      8.41%   0.03%
2015            RIA*, 0.00% (a)            $241.50     --(b)     $    61       0.56%      1.91%   0.00%
                MRP*, 0.02% (a)            $ 29.72      240      $ 7,120       0.56%      1.89%   0.02%
2014            RIA*, 0.00% (a)            $236.97     --(b)     $    63       0.71%     10.51%   0.00%
                MRP*, 0.02% (a)            $ 29.17      259      $ 7,569       0.71%     10.49%   0.02%
EQ/Equity 500 Index
2018            RIA*, 0.05% (a)            $781.55        1      $ 1,072       1.42%     (4.98)%  0.05%
                MRP*, 0.02% (a)            $ 19.45    1,102      $21,428       1.42%     (4.94)%  0.02%
2017            RIA*, 0.05% (a)            $822.53        1      $   986       1.41%     20.98%   0.05%
                MRP*, 0.02% (a)            $ 20.46    1,207      $24,708       1.41%     20.99%   0.02%
2016            RIA*, 0.05% (a)            $679.87        2      $ 1,084       1.61%     11.18%   0.05%
                MRP*, 0.03% (a)            $ 16.91    1,403      $23,719       1.61%     11.18%   0.03%
2015            RIA*, 0.05% (a)            $611.49        2      $   933       1.53%      0.75%   0.05%
                MRP*, 0.02% (a)            $ 15.21    1,470      $22,355       1.53%      0.80%   0.02%
2014            RIA*, 0.05% (a)            $606.95        1      $   892       1.38%     12.92%   0.05%
                MRP*, 0.02% (a)            $ 15.09    1,636      $24,692       1.38%     12.95%   0.02%
EQ/Intermediate Government Bond
2018            RIA*, 0.05% (a)            $232.41     --(b)          --       1.41%      0.78%   0.05%
                MRP*, 0.02% (a)            $ 12.47      347      $ 4,335       1.41%      0.81%   0.02%
2017            RIA*, 0.05% (a)            $230.61     --(b)          --       0.88%      0.29%   0.05%
                MRP*, 0.02% (a)            $ 12.37      330      $ 4,080       0.88%      0.24%   0.02%
2016            RIA*, 0.05% (a)            $229.93     --(b)          --       0.70%      0.40%   0.05%
                MRP*, 0.03% (a)            $ 12.34      333      $ 4,109       0.70%      0.49%   0.03%
2015            RIA*, 0.05% (a)            $229.02     --(b)          --       0.62%      0.38%   0.05%
                MRP*, 0.02% (a)            $ 12.28      320      $ 3,935       0.62%      0.41%   0.02%
2014            RIA*, 0.05% (a)            $228.15     --(b)          --       0.41%      1.48%   0.05%
                MRP*, 0.02% (a)            $ 12.23      324      $ 3,958       0.41%      1.49%   0.02%

                                    FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                 Years Ended December 31,
                               ------------------------------------------------------------
                                          Units    Accumulation Investment
                                Unit   Outstanding  Unit Value    Income    Total    Expense
                                Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                               ------- ----------- ------------ ---------- --------  -------
EQ/International Equity Index
2018     RIA*, 0.05% (a)       $185.32        2      $   362       2.33%    (15.21)%  0.02%
         MRP*, 0.02% (a)       $ 20.86      352      $ 7,353       2.33%    (15.20)%  0.05%
2017     RIA*, 0.05% (a)       $218.57        1      $   324       2.62%     23.17%   0.05%
         MRP*, 0.02% (a)       $ 24.60      390      $ 9,586       2.62%     23.18%   0.02%
2016     RIA*, 0.05% (a)       $177.46        2      $   322       2.66%      2.14%   0.05%
         MRP*, 0.03% (a)       $ 19.97      436      $ 8,714       2.66%      2.15%   0.03%
2015     RIA*, 0.05% (a)       $173.74        2      $   427       2.30%     (2.18)%  0.05%
         MRP*, 0.02% (a)       $ 19.55      485      $ 9,472       2.30%     (2.15)%  0.02%
2014     RIA*, 0.05% (a)       $177.62        3      $   468       2.95%     (6.95)%  0.05%
         MRP*, 0.02% (a)       $ 19.98      515      $10,286       2.95%     (6.90)%  0.02%
EQ/Large Cap Growth Index
2018     RIA*, 0.00% (a)       $209.19     --(b)          --       0.60%     (2.26)%  0.00%
         MRP*, 0.02% (a)       $ 20.34       59      $ 1,198       0.60%     (2.26)%  0.02%
2017     RIA*, 0.00% (a)       $214.03     --(b)          --       0.96%     29.22%   0.00%
         MRP*, 0.02% (a)       $ 20.81       77      $ 1,606       0.96%     29.17%   0.02%
2016     RIA*, 0.00% (a)       $165.63     --(b)          --       1.02%      6.35%   0.00%
         MRP*, 0.03% (a)       $ 16.11       40      $   641       1.02%      6.34%   0.03%
2015     RIA*, 0.00% (a)       $155.74     --(b)          --       1.17%      4.86%   0.00%
         MRP*, 0.02% (a)       $ 15.15       34      $   523       1.17%      4.84%   0.02%
2014     RIA*, 0.00% (a)       $148.52     --(b)          --       1.23%     12.24%   0.00%
         MRP*, 0.02% (a)       $ 14.45       19      $   282       1.23%     12.19%   0.02%
EQ/MFS International Growth
2018     MRP*, 0.02% (a)       $ 13.72       74      $ 1,011       1.11%     (9.38)%  0.02%
2017     MRP*, 0.02% (a)       $ 15.14       52      $   780       1.24%     32.00%   0.02%
2016     MRP*, 0.03% (a)       $ 11.47       25      $   284       0.82%      1.96%   0.03%
2015     MRP*, 0.02% (a)       $ 11.25       34      $   378       0.55%      0.18%   0.02%
2014     MRP*, 0.02% (a)       $ 11.23       40      $   450       1.01%     (5.07)%  0.02%
EQ/Mid Cap Index
2018     RIA*, 0.00% (a)       $258.04     --(b)     $     5       0.95%    (11.69)%  0.00%
         MRP*, 0.02% (a)       $ 17.60       36      $   635       0.95%    (11.69)%  0.02%
2017     RIA*, 0.00% (a)       $292.20     --(b)     $     6       0.92%     15.48%   0.00%
         MRP*, 0.02% (a)       $ 19.93       43      $   854       0.92%     15.47%   0.02%
2016     RIA*, 0.00% (a)       $253.03     --(b)     $     5       1.18%     19.91%   0.00%
         MRP*, 0.03% (a)       $ 17.26       54      $   935       1.18%     19.86%   0.03%
2015     RIA*, 0.00% (a)       $211.01     --(b)     $    90       1.04%     (2.86)%  0.00%
         MRP*, 0.02% (a)       $ 14.40       39      $   558       1.04%     (2.90)%  0.02%
2014     RIA*, 0.00% (a)       $217.22     --(b)     $    38       0.93%      8.99%   0.00%
         MRP*, 0.02% (a)       $ 14.83       30      $   451       0.93%      8.96%   0.02%
EQ/Money Market
2018     RIA*, 0.05% (a)       $177.55     --(b)          --       1.25%      1.23%   0.05%
         MRP*, 0.02% (a)       $ 10.15      969      $ 9,836       1.25%      1.20%   0.02%
2017     RIA*, 0.05% (a)       $175.40     --(b)          --       0.39%      0.35%   0.05%
         MRP*, 0.02% (a)       $ 10.03    1,064      $10,665       0.39%      0.40%   0.02%
2016     RIA*, 0.05% (a)       $174.79     --(b)          --       0.00%     (0.05)%  0.05%
         MRP*, 0.03% (a)       $  9.99    1,252      $12,501       0.00%      0.00%   0.03%
2015     RIA*, 0.05% (a)       $174.88     --(b)          --       0.00%     (0.05)%  0.05%
         MRP*, 0.02% (a)       $  9.99    1,383      $13,819       0.00%      0.00%   0.02%
2014     RIA*, 0.05% (a)       $174.97     --(b)     $    11       0.00%     (0.05)%  0.05%
         MRP*, 0.02% (a)       $  9.99    1,395      $13,939       0.00%     (0.10)%  0.02%
EQ/PIMCO Global Real Return
2018     MRP*, 0.02% (a)(e)    $  9.96        3      $    26      10.15%      0.50%   0.02%
EQ/PIMCO Ultra Short Bond
2018     MRP*, 0.02% (a)       $ 12.34      181      $ 2,228       1.82%      0.98%   0.02%
2017     MRP*, 0.02% (a)       $ 12.22      194      $ 2,376       1.31%      1.83%   0.02%
2016     MRP*, 0.03% (a)       $ 12.00      194      $ 2,325       1.05%      1.95%   0.03%
2015     MRP*, 0.02% (a)       $ 11.77      177      $ 2,079       0.46%     (0.25)%  0.02%
2014     MRP*, 0.02% (a)       $ 11.80      209      $ 2,469       0.35%     (0.17)%  0.02%

                                    FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                 Years Ended December 31,
                               ------------------------------------------------------------
                                          Units    Accumulation Investment
                                Unit   Outstanding  Unit Value    Income    Total    Expense
                                Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                               ------- ----------- ------------ ---------- --------  -------
EQ/Quality Bond PLUS
2018      RIA*, 0.05% (a)      $253.57    --(b)       $    7       1.73%      0.07%   0.05%
2017      RIA*, 0.05% (a)      $253.39    --(b)       $    7       1.20%      1.34%   0.05%
2016      RIA*, 0.05% (a)      $250.04    --(b)       $    7       1.15%      1.12%   0.05%
2015      RIA*, 0.05% (a)      $247.26    --(b)       $    7       0.94%      0.17%   0.05%
2014      RIA*, 0.05% (a)      $246.83    --(b)       $    9       0.60%      2.85%   0.05%
EQ/Small Company Index
2018      MRP*, 0.02% (a)      $ 29.07     132        $3,851       0.92%    (11.32)%  0.02%
2017      MRP*, 0.02% (a)      $ 32.78     149        $4,872       1.06%     13.98%   0.02%
2016      MRP*, 0.03% (a)      $ 28.76     164        $4,705       1.08%     20.49%   0.03%
2015      MRP*, 0.02% (a)      $ 23.87     184        $4,399       0.84%     (4.60)%  0.02%
2014      MRP*, 0.02% (a)      $ 25.02     212        $5,293       0.73%      4.86%   0.02%
EQ/T. Rowe Price Growth Stock
2018      RIA*, 0.00% (a)      $ 24.68    --(b)           --       0.00%     (1.63)%  0.00%
          MRP*, 0.02% (a)      $ 21.40      53        $1,126       0.00%     (1.65)%  0.02%
2017      RIA*, 0.00% (a)      $ 25.09    --(b)           --       0.00%     33.39%   0.00%
          MRP*, 0.02% (a)      $ 21.76      40        $  879       0.00%     33.33%   0.02%
2016      RIA*, 0.00% (a)      $ 18.81    --(b)           --       0.00%      1.35%   0.00%
          MRP*, 0.03% (a)      $ 16.32      38        $  619       0.00%      1.30%   0.03%
2015      RIA*, 0.00% (a)      $ 18.56    --(b)           --       0.00%     10.21%   0.00%
          MRP*, 0.02% (a)      $ 16.11      26        $  421       0.00%     10.27%   0.02%
2014      RIA*, 0.00% (a)      $ 16.84    --(b)       $    2       0.00%      8.65%   0.00%
          MRP*, 0.02% (a)      $ 14.61      28        $  413       0.00%      8.54%   0.02%
Multimanager Core Bond
2018      MRP*, 0.02% (a)      $ 10.69     106        $1,135       2.72%     (0.47)%  0.02%
2017      MRP*, 0.02% (a)      $ 10.74      96        $1,032       2.07%      2.97%   0.02%
2016      MRP*, 0.03% (a)      $ 10.43     138        $1,440       2.12%      2.66%   0.03%
2015      MRP*, 0.02% (a)      $ 10.16     160        $1,629       2.06%      0.10%   0.02%
2014      MRP*, 0.02% (a)      $ 10.15     104        $1,058       2.15%      3.68%   0.02%
Multimanager Technology
2018      RIA*, 0.00% (a)      $417.78    --(b)           --       0.14%      2.29%   0.00%
          MRP*, 0.02% (a)      $ 39.59     146        $5,795       0.14%      2.27%   0.02%
2017      RIA*, 0.00% (a)      $408.41    --(b)           --       0.00%     39.12%   0.00%
          MRP*, 0.02% (a)      $ 38.71     178        $6,893       0.00%     39.09%   0.02%
2016      RIA*, 0.00% (a)      $293.56    --(b)           --       0.01%      8.94%   0.00%
          MRP*, 0.03% (a)      $ 27.83     174        $4,854       0.01%      8.92%   0.03%
2015      RIA*, 0.00% (a)      $269.46    --(b)           --       0.00%      6.29%   0.00%
          MRP*, 0.02% (a)      $ 25.55     179        $4,563       0.00%      6.24%   0.02%
2014      RIA*, 0.00% (a)      $253.51    --(b)       $  103       0.00%     13.55%   0.00%
          MRP*, 0.02% (a)      $ 24.05     195        $4,694       0.00%     13.55%   0.02%
Target 2015 Allocation
2018      MRP*, 0.02% (a)      $ 12.97      72        $  930       1.39%     (4.35)%  0.02%
2017      MRP*, 0.02% (a)      $ 13.56     106        $1,444       1.31%     11.33%   0.02%
2016      MRP*, 0.03% (a)      $ 12.18     120        $1,458       1.13%      5.55%   0.03%
2015      MRP*, 0.02% (a)      $ 11.54     179        $2,063       1.02%     (1.95)%  0.02%
2014      MRP*, 0.02% (a)      $ 11.77     215        $2,529       1.24%      2.97%   0.02%
Target 2025 Allocation
2018      MRP*, 0.02% (a)      $ 13.74     156        $2,137       1.35%     (6.21)%  0.02%
2017      MRP*, 0.02% (a)      $ 14.65     245        $3,583       1.47%     15.45%   0.02%
2016      MRP*, 0.03% (a)      $ 12.69     228        $2,895       1.41%      7.36%   0.03%
2015      MRP*, 0.02% (a)      $ 11.82     218        $2,578       1.28%     (2.07)%  0.02%
2014      MRP*, 0.02% (a)      $ 12.07     217        $2,618       1.06%      4.05%   0.02%
Target 2035 Allocation
2018      MRP*, 0.02% (a)      $ 14.10      95        $1,338       1.22%     (7.18)%  0.02%
2017      MRP*, 0.02% (a)      $ 15.19     149        $2,269       1.38%     17.75%   0.02%
2016      MRP*, 0.03% (a)      $ 12.90     149        $1,919       1.45%      7.95%   0.03%
2015      MRP*, 0.02% (a)      $ 11.95     138        $1,646       1.28%     (2.05)%  0.02%
2014      MRP*, 0.02% (a)      $ 12.20     136        $1,654       1.36%      4.45%   0.02%

                                    FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Concluded)

December 31, 2018

9. Financial Highlights (Concluded)

                                                                                     Years Ended December 31,
                                                                    ----------------------------------------------------------
                                                                              Units    Accumulation Investment
                                                                    Unit   Outstanding  Unit Value    Income    Total   Expense
                                                                    Value    (000's)     (000's)      Ratio#   Return** Ratio*
                                                                    ------ ----------- ------------ ---------- -------- -------
Target 2045 Allocation
2018                       MRP*, 0.02% (a)                          $14.19     126        $1,795       1.49%    (8.04)%  0.02%
2017                       MRP*, 0.02% (a)                          $15.43     120        $1,853       1.51%    19.71%   0.02%
2016                       MRP*, 0.03% (a)                          $12.89     109        $1,405       1.40%     8.59%   0.03%
2015                       MRP*, 0.02% (a)                          $11.87     112        $1,333       1.36%    (2.22)%  0.02%
2014                       MRP*, 0.02% (a)                          $12.14     102        $1,237       1.40%     4.75%   0.02%
Target 2055 Allocation
2018                       MRP*, 0.02% (a)                          $11.21      12        $  136       1.18%    (8.79)%  0.02%
2017                       MRP*, 0.02% (a)                          $12.29      18        $  226       1.62%    21.68%   0.02%
2016                       MRP*, 0.03% (a)                          $10.10      15        $  154       2.47%     9.54%   0.03%
2015                       MRP*, 0.02% (a)(c)                       $ 9.22       4        $   33       2.18%    (6.77)%  0.02%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2018                       MRP*, 0.02% (a)(e)                       $10.22     198        $2,026       0.00%     2.61%   0.02%
Vanguard Variable Insurance Fund Total Stock Market Index
2018                       MRP*, 0.02% (a)(e)                       $ 9.54     277        $2,646       0.00%    (7.56)%  0.02%

   ----------
  (a)Contract charge as described in footnote 7 included in these financial statements.
  (b)Amount rounds to less than 500 units.
  (c)Units were made available on May 26, 2015.
  (d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (e)Units were made available on May 15, 2018.
  * For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  ***For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
  (+)Rates charged for the year ended December 31, 2018 are reflected under "Contract Charges" shown for each unit value class in the Statement of Assets and Liabilities.
  # This ratio represents the amount of dividend income, excluding distribution from net realized gains, received by the Variable Investment Options from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.

10.Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-98

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

Retirement Investment Account(R)


PROSPECTUS DATED MAY 1, 2019



PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THEIR PORTFOLIOS.

--------------------------------------------------------------------------------

ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)

The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. The investment funds ("Funds") and a guaranteed interest option listed in the table below are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY.

This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to copies of the documents you received when you enrolled.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

FUNDS
POOLED SEPARATE ACCOUNTS/(1)/
--------------------------------------------------------------------------------
.. AllianceBernstein Balanced --
   Separate Account No. 10
.. AllianceBernstein Common Stock -- Separate Account No. 4
.. AllianceBernstein Mid Cap Growth -- Separate Account No. 3
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 66
--------------------------------------------------------------------------------
.. 1290 VT Socially Responsible

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Value
.. EQ/AB Small Cap Growth/(2)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(2)/
.. EQ/Equity 500 Index
.. EQ/Global Equity Managed Volatility/(2)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(2)/
.. EQ/International Equity Index
.. EQ/International Value Managed Volatility/(2)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(2)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(2)/
.. EQ/Large Cap Value Managed Volatility/(2)/
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(2)/

.. EQ/Money Market
.. EQ/Quality Bond PLUS
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Technology
--------------------------------------------------------------------------------
(1)The AllianceBernstein Balanced, AllianceBernstein Common Stock, and AllianceBernstein Mid Cap Growth Funds (the "Pooled Separate Accounts") are managed by AXA Equitable.

(2)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.

GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2019, is a part of the registration statement is available free of charge upon request by writing us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus. The SAI is available free of charge. You may request one by writing to our processing office at AXA Equitable-Retirement, RIA Service Office, P.O. Box 219489, Kansas City, MO 64121-9489 or calling 1-800-967-4560.

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #646241

Contents of this Prospectus

--------------------------------------------------------------------------------

             About the Retirement Investment Account(R)          1
             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             RIA at a glance -- key features                     7
             Other contracts                                     8

             ------------------------------------------------------
             FEE TABLE                                           9
             ------------------------------------------------------

             Examples                                           10
             Condensed financial information                    10

             ------------------------------------------------------
             1. RIA FEATURES AND BENEFITS                       11
             ------------------------------------------------------
             Investment options                                 11
             The AllianceBernstein Balanced Fund                11
             The AllianceBernstein Common Stock Fund            12
             The AllianceBernstein Mid Cap Growth Fund          13
             Investment adviser of the AllianceBernstein
               Balanced, AllianceBernstein Common Stock and
               AllianceBernstein Mid Cap Growth Funds           13
             Portfolio holdings policy for the Pooled Separate
               Accounts                                         14
             Funds investing in the Trusts                      14
             Portfolios of the Trusts                           15
             Risks of investing in the Funds                    20
             Risk factors -- AllianceBernstein Common Stock,
               AllianceBernstein Mid Cap Growth and
               AllianceBernstein Balanced Funds                 20
             Change of investment objectives                    21
             Guaranteed interest option                         21

             ------------------------------------------------------
             2. HOW WE VALUE YOUR ACCOUNT VALUE                 22
             ------------------------------------------------------
             How we determine the unit value                    22
             How we value the assets of the Funds               22

             ------------------------------------------------------
             3. TRANSFERS                                       24
             ------------------------------------------------------
             Transfers among investment options                 24
             Disruptive transfer activity                       24

-------------

When we use the words "we," "our," "us" and the "Company" we mean AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.


Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESS TO YOUR ACCOUNT VALUE                    26
             ------------------------------------------------------
             Participant loans                                  26
             Choosing benefit payment options                   26

             ------------------------------------------------------
             5. RIA                                             27
             ------------------------------------------------------
             Summary of plan choices of RIA                     27
             How to make contributions                          27
             Selecting investment options                       27
             Allocating program contributions                   28

             ------------------------------------------------------
             6. DISTRIBUTIONS                                   29
             ------------------------------------------------------

             ------------------------------------------------------
             7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES     30
             ------------------------------------------------------

             ------------------------------------------------------
             8. CHARGES AND EXPENSES                            31
             ------------------------------------------------------
             Participant recordkeeping services charge          32
             Other billing arrangements                         32
             General information on fees and charges            33

             ------------------------------------------------------
             9. TAX INFORMATION                                 34
             ------------------------------------------------------
             Buying a contract to fund a retirement arrangement 34
             Impact of taxes to AXA Equitable                   34
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              35

             ------------------------------------------------------
             10. MORE INFORMATION                               36
             ------------------------------------------------------
             About changes or terminations                      36
             IRS disqualification                               36
             About the separate accounts                        36
             About the Trusts                                   36
             About the general account                          36
             When we pay proceeds                               37
             When transaction requests are effective            37
             Voting rights                                      37
             Cybersecurity                                      37
             About legal proceedings                            38
             Financial statements                               38
             About the trustee                                  38
             Reports we provide and available information       38
             Acceptance and responsibilities                    38
             About registered units                             38
             Assignment and creditors' claims                   38
             Distribution of the contracts                      38
             Commissions and service fees we pay                39

            -----------------------------------------------------------
            APPENDIX
            -----------------------------------------------------------
            I     --   Condensed financial information             I-1

            -----------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION
              Table of contents
            -----------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.

                                                          PAGE

                 AXA Equitable                             5
                 business day                             22
                 benefit payment options                  26
                 Code                                      7
                 contracts                                27
                 contributions                            27
                 CWC                                      31
                 current rate                             21
                 disruptive transfer activity             24
                 DOL                                      27
                 ERISA                                     7
                 exclusive funding employer plan          27
                 Fair valuation                           23
                 financial professional                   38
                 Funds                                     1
                 guaranteed interest option                1
                 IRS                                      31

                                                         PAGE

                investment options                       1, 11
                market timing                            6, 24
                Master Retirement Trust                     21
                minimum rate                                21
                participant recordkeeping service PRS    7, 30
                partial funding employer plan               27
                participant-directed plans                  24
                portfolios                                   1
                QDRO                                        31
                RIA                                          1
                SAI                                          1
                separate accounts                           36
                Trusts                                   1, 36
                trustee-directed plans                      24
                unit                                        22
                unit value                                  22

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

..   Participation agreements, or enrollment or other forms used in RIA

..   Unit values and other values under your plan

..   Any other information or materials that we provide in connection with RIA
 BY PHONE:

  1-800-967-4560
  (Service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time.) FOR CORRESPONDENCE AND CONTRIBUTION CHECKS SENT BY REGULAR MAIL:


  RETURN VIA MAIL OR FAX:
  AXA Equitable-Retirement
  P.O. Box 219489
  Kansas City, MO 64121-9489

 FOR CONTRIBUTION CHECKS ONLY SENT BY REGISTERED, CERTIFIED, OR OVERNIGHT
 DELIVERY:


  STREET AND OVERNIGHT ADDRESS:
  AXA Equitable-Retirement
  430 W. 7th Street STE 219489
  Kansas City, MO 64105-1407

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Our processing office is 430 W. 7th Street, Kansas City, MO 64105-1407.


NO PERSON IS AUTHORIZED BY AXA EQUITABLE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY AXA EQUITABLE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                             WHO IS AXA EQUITABLE?

RIA at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER PLAN ARRANGEMENTS     RIA is an investment program designed for employer plans
THAT USE THE RIA CONTRACT      that qualify for tax-favored treatment under Section 401(a)
                               of the Internal Revenue Code of 1986, as amended ("Code").
                               Eligible employer plans include defined benefit plans,
                               defined contribution plans or profit-sharing plans,
                               including 401(k) plans. These employer plans generally also must meet the requirements of the Employee Retirement
                               Income Security Act of 1974, as amended ("ERISA").
                               Employer plan arrangements chose RIA:
                               .   As the exclusive funding vehicle for an employer plan.
                                   If you chose this option, the annual amount of plan
                                   contributions must be at least $10,000.
                               .   As a partial investment funding vehicle for an employer
                                   plan. Under this option, the aggregate amount of
                                   contributions in the initial participation year were at
                                   least $50,000, and the annual aggregate amount of
                                   contributions thereafter must be at least $25,000. The
                                   guaranteed interest option is not available. Also, a
                                   partial funding agreement was completed.
-------------------------------------------------------------------------------------------
RIA FEATURES                   .   The maximum number of active investment options that
                                   may be selected at any time is 25. We currently offer
                                   28 investment options.
                               .   Benefit distribution payments.
                               .   Optional Participant Recordkeeping Services ("PRS"),
                                   which includes participant-level recordkeeping and
                                   making benefit payments.
                               .   Available for trustee-directed or participant-directed
                                   plans.
                               ------------------------------------------------------------
                               A PARTICIPANT-DIRECTED EMPLOYER PLAN IS AN EMPLOYER PLAN
                               THAT PERMITS INVESTMENT DIRECTION BY PLAN PARTICIPANTS FOR
                               CONTRIBUTION ALLOCATIONS OR TRANSFERS AMONG INVESTMENT
                               OPTIONS. A TRUSTEE-DIRECTED EMPLOYER PLAN IS AN EMPLOYER
                               PLAN THAT PERMITS THOSE SAME TYPES OF INVESTMENT DECISIONS
                               ONLY BY THE EMPLOYER, A TRUSTEE OR ANY NAMED FIDUCIARY OR
                               AN AUTHORIZED DELEGATE OF THE PLAN.
-------------------------------------------------------------------------------------------
CONTRIBUTIONS                  .   Can be allocated to any one investment option or
                                   divided among them.
                               .   May be made by check or wire transfer.
                               .   Are credited on the day of receipt if accompanied by
                                   properly completed forms.
-------------------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT     .   Generally, amounts may be transferred among the
OPTIONS                            investment options.
                               .   There is no charge for transfers and no tax liability.
                               .   Transfers from the guaranteed interest option may be
                                   subject to limitations.
-------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT        The Funds are managed by professional investment advisers.
MANAGEMENT
-------------------------------------------------------------------------------------------
GUARANTEED OPTIONS             The guaranteed interest option pays interest at guaranteed rates and provides guarantees of principal.
-------------------------------------------------------------------------------------------

TAX CONSIDERATIONS             .   On earnings      No tax until you make withdrawals under the plan.
                               .   On transfers     No tax on internal transfers among the investment options.
                               --------------------------------------------------------------------------------

  Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax
  deferral benefits beyond those already provided by the
  Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax
  deferral meet your needs and goals. You may also want to
  consider the relative features, benefits and costs of these annuities with any other investment that you may use in
  connection with your retirement plan or arrangement.
--------------------------------------------------------------

                        RIA AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------
CHARGES AND EXPENSES     .   Ongoing operations fee assessed against assets invested
                             in investment options including any outstanding loan
                             balance.
                         .   Investment management and financial accounting fees and
                             other expenses charged on a Fund-by-Fund basis, as
                             applicable.
                         .   No sales charges deducted from contributions, but
                             contingent withdrawal charges may apply for non-
                             benefit distributions.
                         .   Charges of the Trusts' portfolios for management fees
                             and other expenses, and 12b-1 fees.
                         .   Administrative fee if you purchase an annuity payout
                             option.
                         .   Participant recordkeeping (optional) charge per
                             participant annual fee of $25.
                         .   Loan fee of 1% of loan principal amount at the time the
                             plan loan is made.
                         .   Administrative charge for certain Funds of Separate
                             Account No. 66.
                         .   We deduct a charge designed to approximate certain
                             taxes that may be imposed on us, such as premium taxes
                             in your state. This charge is generally deducted from
                             the amount applied to an annuity payout option.
-------------------------------------------------------------------------------------
BENEFIT PAYMENT OPTIONS  .   Lump sum.
                         .   Installments on a time certain or dollar certain basis.
                         .   Variety of fixed annuity benefit payout options as
                             available under an employer's plan.
-------------------------------------------------------------------------------------
ADDITIONAL FEATURES      .   Participant loans (if elected by your employer; some
                             restrictions apply).
                         .   Quarterly reports showing:
                            -- transactions in the investment options during the
                               quarter for the employer plan;
                            -- the number of units in the Funds credited to the
                               employer plan; and
                            -- the unit values and/or the balances in all of the
                               investment options as of the end of the quarter.
                         .   Automatic confirmation notice to employer/trustee
                             following the processing of an investment option
                             transfer.
                         .   Annual and semiannual report of the Funds.
-------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and contract should be read carefully before investing. Please feel free to call us if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.

                        RIA AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. WE DEDUCT NO SALES CHARGE AT THE TIME YOU MAKE A CONTRIBUTION, AND THERE ARE NO TRANSFER OR EXCHANGE FEES WHEN YOU TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS UNDER THE CONTRACT.

---------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS:
---------------------------------------------------------------------------------
Maximum contingent withdrawal charge (as a percentage of Fund assets)/(1)/  6%

Administrative fee if you purchase an annuity payout option                 $175

Loan fee (as a percentage of amount withdrawn as loan principal at the
time the loan is made)                                                      1%
---------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying
Trust portfolio fees and expenses.

----------------------------------------------------------------------------------
CHARGE WE DEDUCT FROM YOUR ACCOUNT VALUE
----------------------------------------------------------------------------------
Maximum ongoing operations fee (expressed as an annual percentage)/(2)/     1.25%

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS IN
 SEPARATE ACCOUNT NO. 66
----------------------------------------------------------------------------------
Administrative charge (applies only to certain Funds/(3)/ in Separate
Account No. 66)/(4)/                                                        0.05%

----------------------------------------------------------------------------------
 POOLED TRUST EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE
----------------------------------------------------------------------------------

                                      INVESTMENT
                                    MANAGEMENT AND    DIRECT OPERATING AND
                                  ACCOUNTING FEE/(4)/ OTHER EXPENSES/(5)/  TOTAL
                                  ------------------  -------------------- -----
AllianceBernstein Common Stock          0.08%                0.09%         0.17%
AllianceBernstein Mid Cap Growth        0.50%                0.02%         0.52%
AllianceBernstein Balanced              0.50%                0.14%         0.64%

---------------------------------------------------------------------------------
CHARGES WE DEDUCT AT THE END OF EACH MONTH
---------------------------------------------------------------------------------
Annual Optional Participant Recordkeeping Services
Fee/(6)/                                                $25 per plan participant
---------------------------------------------------------------------------------

A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses as of December 31, 2018 charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY
NET ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are      Lowest Highest
deducted from portfolio assets including management fees, 12b-1   0.58%  1.47%
fees,
service fees, and/or other expenses)/(7)/
--------------------------------------------------------------------------------


Notes:

(1)The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2)The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.


(3)The Funds that have an Administrative charge are: Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index and EQ/Money Market.

(4)These fees will fluctuate from year to year and from fund to fund based on the assets in each fund. The percentage set forth in the table represents the highest fees incurred by a fund during the fiscal year ended
   December 31, 2018. These expenses may be higher or lower based on the expenses incurred by a fund during the fiscal year ended December 31, 2019.

                                   FEE TABLE

(5)These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2018. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2019.


(6)We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(7)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $277.04 per $10,000. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.


We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SEPARATE ACCOUNT NO. 66 EXAMPLES:

These examples assume that you invest $10,000 in the Funds in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the highest and lowest fees and expenses of any of the available portfolios (before expense limitations) of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                     SEPARATE ACCOUNT NO. 66
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,193   $2,264    $3,318    $5,737    $599  $1,779  $2,937   $5,737
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,107   $2,021    $2,934    $5,061    $508  $1,522  $2,535   $5,061
---------------------------------------------------------------------------------------------------------


POOLED SEPARATE ACCOUNT EXAMPLES:

These examples assume that you invest $10,000 in the Funds in the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
AllianceBernsteinBalanced           $1,115   $2,043    $2,969    $5,124    $516  $1,546  $2,572   $5,124
---------------------------------------------------------------------------------------------------------
AllianceBernsteinCommon Stock       $1,057   $1,877    $2,702    $4,637    $455  $1,370  $2,293   $4,637
---------------------------------------------------------------------------------------------------------
AllianceBernsteinMid Cap Growth     $1,099   $1,996    $2,894    $4,989    $499  $1,496  $2,494   $4,989
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2018.


FINANCIAL STATEMENTS OF THE FUNDS

Each Fund is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.

                                   FEE TABLE

1. RIA features and benefits

--------------------------------------------------------------------------------

INVESTMENT OPTIONS

We offer various investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.

THE ALLIANCEBERNSTEIN BALANCED FUND

OBJECTIVES

The Balanced Fund (Separate Account No. 10) (the "Portfolio") seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios: Global Structured Equity, US Core Fixed Income and Cash.

INVESTMENT STRATEGIES

The Global Structured Equity sub-portfolio's objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity sub-portfolio invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor's global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor's investment criteria. The analysts conduct in-depth research on these companies to uncover the most attractive investment opportunities. The sub-portfolio is constructed to maximize exposure to stocks selected by the Advisor's analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio primarily invests its assets in countries included in the MSCI World Index, however the sub portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor's currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of AXA Equitable.

The U.S. Core Fixed Income's sub-portfolio seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value primarily through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor's independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor's most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations -- the output of the research review sessions -- into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income sub-portfolio may invest in a wide variety of publicly traded debt instruments. The sub-portfolio will only purchase US-dollar denominated securities. The sub-portfolio's non-money market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the

                           RIA FEATURES AND BENEFITS

Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations,
3) asset-backed securities, mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, and up to 5% agency and non-agency collateralized mortgage obligations ("CMOs"), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio may purchase 144A securities. The sub-portfolio may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P), Baa or higher by Moody's Investor Services, Inc. (Moody's), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with AXA Equitable guidelines.

Swap transactions are prohibited.

The overall sub-portfolio duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash sub-portfolio may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

ASSET ALLOCATION POLICIES

The Portfolio includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to AXA Equitable specifications, is summarized below. The Advisor will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by +/- 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Portfolio toward the targeted asset allocation, in line with AXA Equitable specifications. The Fund is valued daily.


-------------------------------------------------------------------------------
ALLOCATION                                                    AXA EQUITABLE'S
PORTFOLIO TYPE                   SUB-PORTFOLIO                SPECIFIED TARGET
-------------------------------------------------------------------------------
Global Equity                  Global Structured Equity       60%
-------------------------------------------------------------------------------
Total fixed and money market                                  40%
instruments:
..   Fixed                      .   35%-US Core Fixed Income
..   Money market instruments   .   5%-Cash
-------------------------------------------------------------------------------

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.

THE ALLIANCEBERNSTEIN COMMON STOCK FUND

OBJECTIVE

The investment objective of the AllianceBernstein Common Stock Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index ("Index"); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

INVESTMENT STRATEGIES

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor's opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

                           RIA FEATURES AND BENEFITS

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.

THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND

OBJECTIVE

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer's first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is valued daily.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

INVESTMENT ADVISER OF THE ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS

The Board of Directors has delegated responsibility to a committee to authorize or approve investments in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth funds (collectively, the "Funds"). That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third party investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. ("AllianceBernstein") to manage the Funds. Subject to that committee's broad supervisory authority, AllianceBernstein's investment officers and managers have complete discretion over the assets of the Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:


---------------------------------------------------------------------------------
                                                            BUSINESS EXPERIENCE
                 FUND                    PORTFOLIO MANAGER  FOR PAST 5 YEARS
---------------------------------------------------------------------------------
AllianceBernstein                          Greg Wilensky    Portfolio Manager
Balanced Fund                                               at AllianceBernstein
                                                            since 1996
                                           Joshua Lisser    Portfolio Manager
                                                            at AllianceBernstein
                                                            since 1992
                                         Judith A. De Vivo  Portfolio Manager
                                                            at AllianceBernstein
                                                            since 1984
                                             Ben Sklar      Portfolio Manager
                                                            at AllianceBernstein
                                                            since 2009
                                            Janaki Rao      Portfolio Manager
                                                            at AllianceBernstein
                                                            since 2013
---------------------------------------------------------------------------------
AllianceBernstein                        Judith A. De Vivo  Portfolio Manager
Common Stock Fund                                           at AllianceBernstein
                                                            since 1984
---------------------------------------------------------------------------------
AllianceBernstein Mid                     John H. Fogarty   Portfolio Manager
Cap Growth Fund                                             at AllianceBernstein
                                                            since 1997
---------------------------------------------------------------------------------


The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.


As of December 31, 2018 AllianceBernstein had total assets under management of approximately $516 million. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

                           RIA FEATURES AND BENEFITS

PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of The AllianceBernstein Balanced Fund, The
AllianceBernstein Common Stock Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 30 days after the month and free of charge by calling 1(866) 642-3127.

FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table on the next page shows the names of the corresponding portfolios, their investment objectives, and their advisers.

                           RIA FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out the investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a participant, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer participants a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to participants and/or suggest that participants consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy"), and, in addition, certain EQ Fund of Fund Portfolios may invest in Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the EQ volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the

                           RIA FEATURES AND BENEFITS
other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses.

This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT ADVISER
 TRUST                                                                        (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through  .   AXA Equitable
  MULTI-SECTOR BOND               a combination of current income and             Funds Management
                                  capital appreciation.                           Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                       capital.                                        Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                            (AND SUB-ADVISER(S)    VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY         IB       Seeks to achieve long-term capital          .   AXA Equitable
  RESPONSIBLE                     appreciation.                                   Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP          IA       Seeks to achieve long-term growth of        .   AllianceBernstein
  GROWTH/**(1)/                   capital.                                        L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   .   AXA Equitable
  VALUE EQUITY                    secondarily, income.                            Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        .   AXA Equitable
  RESEARCH                        capital.                                        Funds Management
                                                                                  Group, LLC
                                                                              .   Capital Guardian
                                                                                  Trust Company
----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE           IB       Seeks to achieve long-term capital          .   AXA Equitable
  LARGE CAP                       growth.                                         Funds Management
  GROWTH/**(2)/                                                                   Group, LLC
                                                                              .   ClearBridge
                                                                                  Investments, LLC
----------------------------------------------------------------------------------------------------------------

                           RIA FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (AND SUB-ADVISER(S)    VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                        AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before           .   AllianceBernstein
                                  expenses that approximates the total return          L.P.
                                  performance of the Standard & Poor's 500         .   AXA Equitable
                                  Composite Stock Index, including                     Funds Management
                                  reinvestment of dividends, at a risk level           Group, LLC
                                  consistent with that of the Standard & Poor's
                                  500 Composite Stock Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY         IB       Seeks to achieve long-term capital               .   AXA Equitable      (check mark)
  MANAGED                         appreciation with an emphasis on risk-               Funds Management
  VOLATILITY/**(3)/               adjusted returns and managing volatility in          Group, LLC
                                  the Portfolio.                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Morgan Stanley
                                                                                       Investment
                                                                                       Management Inc.
                                                                                   .   OppenheimerFunds,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before           .   AXA Equitable
  GOVERNMENT BOND                 expenses that approximates the total return          Funds Management
                                  performance of the Bloomberg Barclays U.S.           Group, LLC
                                  Intermediate Government Bond Index,              .   SSgA Funds
                                  including reinvestment of dividends, at a risk       Management, Inc.
                                  level consistent with that of the Bloomberg
                                  Barclays U.S. Intermediate Government Bond
                                  Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to achieve long-term growth of             .   AXA Equitable      (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted            Funds Management
  VOLATILITY/**(4)/               returns and managing volatility in the               Group, LLC
                                  Portfolio.                                       .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   EARNEST Partners,
                                                                                       LLC
                                                                                   .   Massachusetts
                                                                                       Financial
                                                                                       Services Company
                                                                                       d/b/a MFS
                                                                                       Investment
                                                                                       Management
                                                                                   .   Federated Global
                                                                                       Investment
                                                                                       Management Corp.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before          .   AllianceBernstein
  EQUITY INDEX                    expenses) that approximates the total return         L.P.
                                  performance of a composite index comprised       .   AXA Equitable
                                  of 40% DJ Euro STOXX 50 Index, 25% FTSE              Funds Management
                                  100 Index, 25% TOPIX Index, and 10% S&P/             Group, LLC
                                  ASX 200 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to provide current income and long-        .   AXA Equitable      (check mark)
  VALUE MANAGED                   term growth of income, accompanied by                Funds Management
  VOLATILITY/**(5)/               growth of capital with an emphasis on risk-          Group, LLC
                                  adjusted returns and managing volatility in      .   BlackRock
                                  the Portfolio.                                       Investment
                                                                                       Management, LLC
                                                                                   .   Harris Associates
                                                                                       L.P.
-----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital               .   AXA Equitable
  OPPORTUNITIES                   appreciation.                                        Funds Management
                                                                                       Group, LLC
                                                                                   .   J.P.Morgan
                                                                                       Investment
                                                                                       Management Inc.
-----------------------------------------------------------------------------------------------------------------------

                           RIA FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                  (AND SUB-ADVISER(S)    VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                         AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE        IB       Seeks to achieve long-term growth of              .   AXA Equitable      (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted             Funds Management
  VOLATILITY/**(6)/               returns and managing volatility in the                Group, LLC
                                  Portfolio.                                        .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Capital Guardian
                                                                                        Trust Company
                                                                                    .   Vaughan Nelson
                                                                                        Investment
                                                                                        Management, L.P.
                                                                                    .   Thornburg
                                                                                        Investment
                                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before            .   AllianceBernstein
  INDEX                           expenses that approximates the total return           L.P.
                                  performance of the Russell 1000(R) Growth         .   AXA Equitable
                                  Index, including reinvestment of dividends at         Funds Management
                                  a risk level consistent with the Russell 1000(R)      Group, LLC
                                  Growth Index.
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to provide long-term capital growth         .   AXA Equitable      (check mark)
  MANAGED                         with an emphasis on risk-adjusted returns             Funds Management
  VOLATILITY/**(7)/               and managing volatility in the Portfolio.             Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   HS Management
                                                                                        Partners, LLC
                                                                                    .   Loomis, Sayles &
                                                                                        Company, L.P.
                                                                                    .   Polen Capital
                                                                                        Management, LLC
                                                                                    .   T. Rowe Price
                                                                                        Associates, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve long-term growth of              .   AllianceBernstein  (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted             L.P.
  VOLATILITY/**(8)/               returns and managing volatility in the            .   AXA Equitable
                                  Portfolio.                                            Funds Management
                                                                                        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Massachusetts
                                                                                        Financial
                                                                                        Services Company
                                                                                        d/b/a MFS
                                                                                        Investment
                                                                                        Management
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before            .   AllianceBernstein
                                  expenses that approximates the total return           L.P.
                                  performance of the Standard & Poor's              .   AXA Equitable
                                  MidCap 400(R) Index, including reinvestment           Funds Management
                                  of dividends, at a risk level consistent with         Group, LLC
                                  that of the Standard & Poor's MidCap 400(R)
                                  Index.
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE         IB       Seeks to achieve long-term capital                .   AXA Equitable      (check mark)
  MANAGED                         appreciation with an emphasis on risk-                Funds Management
  VOLATILITY/**(9)/               adjusted returns and managing volatility in           Group, LLC
                                  the Portfolio.                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Diamond Hill
                                                                                        Capital
                                                                                        Management, Inc.
                                                                                    .   Wellington
                                                                                        Management
                                                                                        Company, LLP
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/*/       IA       Seeks to obtain a high level of current           .   AXA Equitable
                                  income, preserve its assets and maintain              Funds Management
                                  liquidity.                                            Group, LLC
                                                                                    .   The Dreyfus
                                                                                        Corporation
------------------------------------------------------------------------------------------------------------------------

                           RIA FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                           (AND SUB-ADVISER(S)    VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income       .   AllianceBernstein
                                  consistent with moderate risk to capital.      L.P.
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   Pacific
                                                                                 Investment
                                                                                 Management
                                                                                 Company LLC
---------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital         .   AXA Equitable
  GROWTH STOCK                    appreciation and secondarily, income.          Funds Management
                                                                                 Group, LLC
                                                                             .   T. Rowe Price
                                                                                 Associates, Inc.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of       .   AllianceBernstein
  TECHNOLOGY                      capital.                                       L.P.
                                                                             .   Allianz Global
                                                                                 Investors U.S. LLC
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
---------------------------------------------------------------------------------------------------------------


* The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
** This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME
------------------------------------------------
(1)  AXA/AB Small Cap Growth
------------------------------------------------
(2)  AXA/ClearBridge Large Cap Growth
------------------------------------------------
(3)  AXA Global Equity Managed Volatility
------------------------------------------------
(4)  AXA International Core Managed Volatility
------------------------------------------------
(5)  AXA International Value Managed Volatility
------------------------------------------------
(6)  AXA Large Cap Core Managed Volatility
------------------------------------------------
(7)  AXA Large Cap Growth Managed Volatility
------------------------------------------------
(8)  AXA Large Cap Value Managed Volatility
------------------------------------------------
(9)  AXA Mid Cap Value Managed Volatility
------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-967-4560.

                           RIA FEATURES AND BENEFITS

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectuses for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.

RISK FACTORS -- ALLIANCEBERNSTEIN COMMON STOCK, ALLIANCEBERNSTEIN MID CAP GROWTH AND ALLIANCEBERNSTEIN BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER-SIZED COMPANIES. The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund -- and, therefore, the value of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Balanced Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Balanced Fund's holdings. As a result, interest rate fluctuations will affect the value of the AllianceBernstein Balanced Fund's units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

RISKS OF INVESTMENT STRATEGIES. Due to the AllianceBernstein Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN COMMON STOCK FUND

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the Fund may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error." The Fund attempts to minimize these deviations through a management process which strives to minimize

                           RIA FEATURES AND BENEFITS
transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN BALANCED FUND

Bonds rated below A by S&P, Moody's or Fitch are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York State Department of Financial Services approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.

CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. The minimum interest rates will never be lower than 4%.


The current interest rate for 2019 and the minimum interest rates for 2020 and 2021 guaranteed for each class are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2020 and the minimum rates effective for calendar year 2021 and 2022 will be declared in December 2019.


CLASSES OF EMPLOYER PLANS

We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.

REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

..   on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

..   prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

                           RIA FEATURES AND BENEFITS

2. How we value your account value

--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
GENERALLY, OUR "BUSINESS DAY" IS ANY DAY ON WHICH THE NEW YORK STOCK EXCHANGE
IS OPEN FOR TRADING. A BUSINESS DAY DOES NOT INCLUDE ANY DAY WE CHOOSE NOT TO OPEN DUE TO EMERGENCY CONDITIONS. WE MAY ALSO CLOSE EARLY DUE TO EMERGENCY CONDITIONS.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less
(i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.

HOW WE DETERMINE THE UNIT VALUE

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

..   First, we take the value of the Fund's assets at the close of business on the preceding business day.

..   Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

..   Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

..   Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

For a Fund of Separate Account No. 66, the unit value for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Fund for that valuation period. The net investment factor for a valuation period is:

    a       - c
(   --  )
    b

where:

(a)is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.

(b)is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c)is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.

HOW WE VALUE THE ASSETS OF THE FUNDS

Assets of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are valued as follows:

..   Common stocks listed on national securities exchanges are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ Stock Exchange are valued at inside (highest) quoted bid prices.

..   Foreign securities not traded directly, or in ADR form, in the United
    States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

..   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

..   Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond

                        HOW WE VALUE YOUR ACCOUNT VALUE
   pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

..   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

..   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

..   Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

..   Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectuses for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.

                        HOW WE VALUE YOUR ACCOUNT VALUE

3. Transfers


--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").

PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS or Charter/SM/ Multi-Sector Bond Funds, during any transfer period, the following limitations apply:

For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of:
(i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the transfer period in which the transfer occurred, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the transfer period in which the transfer occurred, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only and subject to our rules then in effect.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios in which the Funds invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Fund or portfolio investments may impede efficient Fund or portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Fund or portfolio manager to effect more frequent purchases and sales of Fund or portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Fund or portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these

                                   TRANSFERS
procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the Fund or underlying portfolios;
(2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the participant explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the participant is identified a second time as engaged in potential disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews participant's trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may change those policies and procedures, and any new or revised policies or procedures will apply to all participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the participant.

Participants should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, participants may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some participants may be treated differently than others, resulting in the risk that some participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

                                   TRANSFERS

4. Access to your account value


--------------------------------------------------------------------------------

PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. In addition, while the maximum amount of a loan under the Contract is 90% of the balances attributable to the plan participant, the amount of the loan to a participant under the plan is limited by federal tax rules. Those rules will limit the amount of a loan the participant may withdraw under the Contract.

CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

..   purchase of one of our annuities;

..   lump sum distribution;

..   use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

..   permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

..   life annuity;

..   life annuity - period certain;

..   life annuity - refund certain;

..   period certain annuity; and

..   qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.

                         ACCESS TO YOUR ACCOUNT VALUE

5. RIA

--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by AXA Equitable, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $41.59 million in assets as of December 31, 2018.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - INFORMATION ON JOINING RIA" earlier in this prospectus.

SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

..   as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

..   as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:

..   participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

..   trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

MAKING THE RIGHT CHOICES FOR YOUR PLAN DEPENDS ON YOUR OWN SET OF
CIRCUMSTANCES. WE RECOMMEND THAT YOU REVIEW ALL CONTRACTS AND TRUST, PARTICIPATION AND RELATED AGREEMENTS WITH YOUR LEGAL AND TAX COUNSEL.

HOW TO MAKE CONTRIBUTIONS

REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "How to reach us" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. Third-party checks are not acceptable, except for roll-over contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.

SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:

..   select the EQ/Money Market Fund if you select any of the EQ/Intermediate
    Government Bond, EQ/Quality Bond PLUS, or Charter/SM/ Multi-Sector Bond Funds; or


..   select the guaranteed interest option if you do not select any of the
    EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, Charter/SM/ Multi-Sector Bond or EQ/AB Small Cap Growth Funds.

                                      RIA

If you select any of the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS or Charter/SM/ Multi-Sector Bond Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option.

ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.

                                      RIA

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.


Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. The participant should discuss his or her options with a qualified financial adviser. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" later in this prospectus.


AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.

AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.
ILLUSTRATION OF DEFERRED PAYOUT PROVISION

-------------------------------------------------------------------------------------------------------------------------
      TRANSACTION DATE                 END OF YEAR 1                 END OF YEAR 2                 END OF YEAR 3
-------------------------------------------------------------------------------------------------------------------------
  Guaranteed Interest Option   Balance 1                     Balance 2                     Balance 3
  Plan Assets                  +  Interest                   +  Interest                   +  Interest
- Withdrawal Charge            - Operations Fee              - Operations Fee              - Operations Fee
-----------------              --------------                --------------                --------------
Distribution Amount 1          Distribution Amount 2         Distribution Amount 3         Distribution Amount 4
Dist. Amt. 1                   Dist. Amt. 2                  Dist. Amt. 3                  Dist. Amt. 4
---------------  = 1st Payment --------------  = 2nd Payment --------------  = 3rd Payment --------------  = 4th Payment
      6                              5                             4                             3
Dist. Amount 1                 Dist. Amount 2                Dist. Amount 3                Dist. Amount 4
- 1st Payment                  -  2nd Payment                -  3rd Payment                -  4th Payment
---------------                --------------                --------------                --------------
     Balance 1   (right arrow)        Balance  (right arrow)        Balance  (right arrow)        Balance  (right arrow)

-------------------------------------------------
        END OF YEAR 4           END OF YEAR 5
-------------------------------------------------
Balance 4                     Balance 5
+  Interest                   +  Interest
- Operations Fee              - Operations Fee
--------------                --------------
Distribution Amount 5         Final Distribution
Dist. Amt. 5
--------------  = 5th Payment
      2
Dist. Amount 5
-  5th Payment
--------------
       Balance  (right arrow)

--------------------------------------------------------------------------------

                                 DISTRIBUTIONS

7. Optional participant recordkeeping services

--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elected the participant recordkeeping services program ("PRS"), we:

..   establish an individual participant account for each participant covered by your plan based on data you provide;

..   receive and deposit contributions on behalf of participants to individual participant accounts;

..   maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

..   provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

..   process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing AXA Equitable with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this prospectus.

ENROLLMENT. Enrollment of your plan in PRS is no longer available.

                  OPTIONAL PARTICIPANT RECORDKEEPING SERVICES

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1)Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2)Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.

CONTINGENT WITHDRAWAL CHARGE
(REDUCES THE NUMBER OF UNITS)

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or
(ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or
(iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of AXA Equitable agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.

-------------------------------------------------------------
        WITHDRAWAL IN
     PARTICIPATION YEARS       CONTINGENT WITHDRAWAL CHARGE
-------------------------------------------------------------
           1 or 2                 6% of Amount Withdrawn
-------------------------------------------------------------
           3 or 4                           5%
-------------------------------------------------------------
           5 or 6                           4%
-------------------------------------------------------------
           7 or 8                           3%
-------------------------------------------------------------
              9                             2%
-------------------------------------------------------------
        10 and later                        0%
-------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1. as the result of the retirement, death or disability of a participant;

2. as the result of a participant's separation from service as defined under
   Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4. as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5. as a hardship withdrawal pursuant to Section 401(k) of the Code;

6. pursuant to a qualified domestic relations order ("QDRO") under
   Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, AXA Equitable reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.

ANNUITY ADMINISTRATIVE CHARGE

If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.

                             CHARGES AND EXPENSES

ONGOING OPERATIONS FEE
(REDUCES THE NUMBER OF UNITS)

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."

-------------------------------------------------------------
      COMBINED BALANCE
    OF INVESTMENT OPTIONS              MONTHLY RATE
-------------------------------------------------------------
       First $ 150,000                 1/12 of 1.25%
-------------------------------------------------------------
       Next $ 350,000                  1/12 of 1.00%
-------------------------------------------------------------
       Next $ 500,000                  1/12 of 0.75%
-------------------------------------------------------------
       Next $1,500,000                 1/12 of 0.50%
-------------------------------------------------------------
       Over $2,500,000                 1/12 of 0.25%
-------------------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.

ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66 (REFLECTED IN THE UNIT VALUES)

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.

INVESTMENT MANAGEMENT AND ACCOUNTING FEES
(REFLECTED IN THE UNIT VALUES)


The computation of unit values for the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds reflects fees we charge for investment management and accounting. The investment management and accounting fee covers AllianceBernstein's investment management and our financial accounting services provided to these Funds, as well as portion of our related administrative costs. The portion of the fee attributable to investment management services is retained by AllianceBernstein. We receive fees for financial accounting and administrative services we provide for these Funds. The fees shown in the Fee Table represent the fees incurred by the Funds during the fiscal year ended December 31, 2018. The fees may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2019.


DIRECT OPERATING AND OTHER EXPENSES
(REFLECTED IN THE UNIT VALUES)


In addition to the investment management and accounting fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain expenses related to the ongoing operations of the Funds. The fees shown in the Fee Table represent the fees incurred by the Funds during the fiscal year ended December 31, 2018. The fees may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2019.


PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.

OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between AXA Equitable and the employer.

ANNUAL PORTFOLIO OPERATING EXPENSES
(INDIRECT EXPENSES BORNE BY THE FUNDS)

The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.

PORTFOLIO OPERATING EXPENSES
(DEDUCTED BY THE TRUSTS)

The Trusts deduct the following types of fees and expenses:

..   Investment management fees.

..   12b-1 fees (see "More information" later in this prospectus).

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These expenses are reflected in the daily share price of each Portfolio. For more information about the calculation of these expenses, including applicable expense limitations, please refer to the prospectus of the Trust.

                             CHARGES AND EXPENSES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1%.

GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.

                             CHARGES AND EXPENSES

9. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the program, contributions to the program and distributions to participants under qualified retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code.

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

..   participation, vesting and funding;

..   nondiscrimination;

..   limits on contributions and benefits;

..   distributions;

..   penalties;

..   duties of fiduciaries;

..   prohibited transactions; and

..   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax aspects of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, or federal income tax and withholding rules for non-U.S. tax-payers, inheritance and other similar tax laws). Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase. This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan complies with that subsection and its regulations, and if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries may be relieved of liability for any investment loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. The plan participant can make and is responsible for the results of his or her own investment decisions.

Plans that comply with Section 404(c) must provide, among other things, a broad range of investment choices to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance by the plan sponsor with the
Section 404(c) and its regulation is completely voluntary.

The RIA Program provides employer plans with the broad range of investment choices and information needed to meet the requirements of Section 404(c) and its regulation. If it is the intention of the plan's sponsor to meet the requirement of Section 404(c), it is the plan's sponsor's responsibility to comply with the requirements of the regulation. AXA Equitable and its agents shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

                                TAX INFORMATION

10. More information

--------------------------------------------------------------------------------

ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between AXA Equitable and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to AXA Equitable in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.

ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations under the contracts is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 1969, and AllianceBernstein Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.

ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable Funds Management Group, LLC (AXA FMG) serves as the investment adviser of the Trusts. As such, AXA FMG oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract, including those that apply to the guaranteed interest options, are supported by AXA Equitable's general account and are subject to

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




AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.

WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contractowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other

                               MORE INFORMATION
affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.

FINANCIAL STATEMENTS

The financial statements of Separate Accounts 3, 4, 10, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-967-4560.

ABOUT THE TRUSTEE

As trustee, Reliance Trust Company serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities.

The registration statement, including this prospectus and the SAI, can be obtained from the SEC's website at www.sec.gov.

ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than AXA Equitable's. WE ARE NOT LIABLE TO ANY EMPLOYER, TRUSTEE OR EMPLOYER PLAN FOR ANY DAMAGES ARISING FROM OR IN CONNECTION WITH ANY PLAN ADMINISTRATION SERVICES PERFORMED OR AGREED TO BE PERFORMED BY A FINANCIAL PROFESSIONAL.

ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.

ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Accounts 3, 4, 10 and
66. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Equitable Holdings, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products. As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its

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




contracts, none of the compensation paid to AXA Advisors are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional servicing the contract. The compensation paid by AXA Advisors varies among financial professionals. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

COMMISSIONS AND SERVICE FEES WE PAY

Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including record-keeping services) are entitled to receive commissions and service fees from us as stated above. Such commissions and fees are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

CERTAIN RETIREMENT PLANS THAT USE RIA MAY ALLOW EMPLOYER PLAN ASSETS TO BE USED IN PART TO BUY LIFE INSURANCE POLICIES RATHER THAN APPLYING ALL OF THE CONTRIBUTIONS TO RIA. Financial professionals will receive commissions on any such AXA Equitable insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.

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Appendix I: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 2009 through 2018 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.


SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCEBERNSTEIN BALANCED FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)


------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013    2012    2011    2010    2009
------------------------------------------------------------------------------------------------------------------------
Income                                    $9.54   $8.22   $8.22   $7.39   $7.89   $6.55   $6.55   $6.27   $7.35   $5.86

Expenses (Note B)                        (2.30)  (2.10)  (2.04)  (1.81)  (1.76)  (1.84)  (1.60)  (1.31)  (1.17)  (0.91)
-----------------------------------------------------------------------------------------------------------------------
Net investment income                     7.24    6.12    6.18    5.58    6.13    4.71    4.95    4.96    6.18    4.95
Net realized and unrealized gain (loss)
  on investments
  (Note C)                               (23.20)  36.93   14.01  (5.40)   6.23    33.99   23.05  (6.02)   13.61   33.18
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in unit value    (15.96)  43.05   20.19   0.18    12.36   38.70   28.00  (1.06)   19.79   38.13

AllianceBernstein Balanced Fund unit
  value (Note A):

Beginning of Period                      356.88  313.83  293.64  293.46  281.10  242.40  214.40  215.46  195.67  157.54
-----------------------------------------------------------------------------------------------------------------------
End of Period                            $340.92 $356.88 $313.83 $293.64 $293.46 $281.10 $242.40 $214.40 $215.46 $195.67
=======================================================================================================================
Ratio of expenses to average net assets
  (Note B)                                0.64%   0.63%   0.67%   0.63%   0.61%   0.71%   0.71%   0.63%   0.60%   0.55%

Ratio of net investment income to
  average net assets                      2.02%   1.82%   2.04%   1.87%   2.11%   1.80%   2.19%   2.25%   3.11%   2.92%

Number of units outstanding at end of
  period                                   553     566     593     639    1,171   1,214   1,221   1,416   2,056   2,661
Portfolio turnover rate
  (Note D)                                146%    128%    113%    143%    111%    111%     94%     84%     83%     94%
=======================================================================================================================

See Notes following tables.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCEBERNSTEIN COMMON STOCK FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)


------------------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                               2018      2017      2016      2015      2014      2013     2012    2011    2010    2009
------------------------------------------------------------------------------------------------------------------------
Income                        $34.16    $28.42    $26.56    $24.97    $22.90    $19.56   $17.96  $13.24  $14.68   $9.85

Expenses (Note B)             (3.96)    (3.24)    (2.98)    (2.45)    (2.00)    (2.25)   (1.07)  (1.38)  (1.07)  (1.56)
-----------------------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                       30.20     25.18     23.58     22.52     20.90     17.31    16.89   11.86   13.61   8.29
Net realized and unrealized
  gain (loss) on
  investments (Note C)        (69.90)   484.34     85.87     62.37    150.13    314.47   119.78   17.85  111.36  189.22
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                  (39.70)   509.52    109.45     84.89    171.03    331.78   136.67   29.71  124.97  197.51

AllianceBernstein Common
  Stock Fund unit value
  (Note A):

Beginning of Period          2,205.03  1,695.51  1,586.06  1,501.17  1,330.14   998.36   861.69  831.98  707.01  509.50
-----------------------------------------------------------------------------------------------------------------------
End of Period                $2,165.33 $2,205.03 $1,695.51 $1,586.06 $1,501.17 $1,330.14 $998.36 $861.69 $831.98 $707.01
=======================================================================================================================
Ratio of expenses to
  average net assets
  (Note B)                     0.17%     0.17%     0.18%     0.16%     0.14%     0.20%    0.11%   0.16%   0.15%   0.27%

Ratio of net investment
  income (loss) to average
  net assets                   1.29%     1.29%     1.46%     1.45%     1.49%     1.52%    1.77%   1.37%   1.89%   1.43%

Number of units
  outstanding at end of
  period                        222       229       261       264       414       479      709     780     921    1,449
Portfolio turnover rate
  (Note D)                      15%       15%       16%       19%       16%       17%      21%     19%     30%    118%
=======================================================================================================================

See Notes following tables.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCEBERNSTEIN MID CAP GROWTH FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)


-------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------

                                           2018    2017    2016    2015    2014    2013    2012    2011    2010    2009
-------------------------------------------------------------------------------------------------------------------------
Income                                     $3.17   $2.10   $3.13   $2.34   $2.70   $1.84   $1.57   $2.94   $4.03   $1.11

Expenses (Note B)                         (3.91)  (3.20)  (2.63)  (2.68)  (2.66)  (2.44)  (1.96)  (1.89)  (1.36)  (1.38)
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              (0.74)  (1.10)   0.50   (0.34)   0.04   (0.60)  (0.39)   1.05    2.67   (0.27)
Net realized and unrealized gain (loss)
  on investments (Note C)                  28.84  170.94  (6.89)   6.23    10.74  127.67   45.12   7.55    81.33   79.09
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in unit value      28.10  169.84  (6.39)   5.89    10.78  127.07   44.73   8.60    84.00   78.82

AllianceBernstein Mid Cap Growth
  Fund unit value (Note A):

Beginning of Period                       687.48  517.64  524.03  518.14  507.36  380.29  335.56  326.96  242.96  164.14
-----------------------------------------------------------------------------------------------------------------------
End of Period                             $715.58 $687.48 $517.64 $524.03 $518.14 $507.36 $380.29 $335.56 $326.96 $242.96
=======================================================================================================================
Ratio of expenses to average net assets
  (Note B)                                 0.52%   0.52%   0.52%   0.53%   0.53%   0.55%   0.54%   0.58%   0.52%   0.72%

Ratio of net investment income (loss) to
  average net assets                      (0.10)% (0.18)%  0.10%  (0.09)%  0.00%  (0.14)% (0.11)%  0.30%   1.00%  (0.14)%

Number of units outstanding at end of
  period                                    342     345     365     369     766     769     993    1,042   1,773   1,954
Portfolio turnover rate (Note D)            65%     60%     79%     79%    116%    137%    131%    137%    151%    217%
=======================================================================================================================

See Notes following tables.
Notes:
A. The values for a registered AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund unit on January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $28.07, $84.15 and $44.82, respectively.
B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by AXA Equitable through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "From Contractowner Transactions" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.
   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund and is reflected in the computation of their unit values.
C. See Note 2 to Financial Statements of Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.
D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled).
E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled) and may have operating results and other supplementary data different from those shown above.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING


----------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------
                                  2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
----------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
   Unit value                    $ 79.16 $ 89.07 $ 89.31 $104.26 $140.06 $159.12 $159.88 $175.79 $211.66 $202.41
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $371.61 $414.17 $363.17 $424.84 $511.33 $519.96 $510.99 $533.87 $673.11 $591.26
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $126.55 $138.22 $114.82 $133.55 $156.95 $147.16 $140.77 $141.07 $178.18 $151.65
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $138.63 $147.04 $123.27 $144.80 $172.79 $160.39 $155.32 $156.48 $193.05 $161.21
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        18      18      18       9       9       9       2       1      --      --
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $ 93.12 $106.33 $101.82 $117.08 $154.03 $171.93 $172.57 $189.53 $231.13 $216.28
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $123.96 $141.87 $136.68 $155.46 $210.47 $233.80 $243.24 $256.64 $331.62 $321.75
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding     1,870      65      64      63      62      61      53      53      51      50
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $104.33 $117.79 $112.13 $129.92 $172.10 $193.15 $185.40 $213.80 $243.42 $219.27
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       990     437     272     214     211     209     206     203     201     198
----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $158.48 $194.08 $175.78 $208.52 $277.49 $307.66 $296.77 $349.21 $392.24 $340.09
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding         8       8       7       7       6       6       1       1      --      --
----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                    $167.72 $223.93 $222.92 $257.54 $355.67 $368.20 $357.31 $402.06 $492.95 $453.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        96     125     123     136      25      25      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                    $108.39 $127.13 $119.67 $144.12 $200.43 $208.05 $210.69 $212.54 $266.94 $266.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --       2      --      --       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                    $187.39 $200.21 $210.78 $221.90 $219.55 $224.68 $223.13 $229.55 $234.57 $233.27
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        14      14      14      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                    $162.14 $201.87 $183.67 $214.47 $306.09 $290.46 $252.31 $315.97 $351.67 $306.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding         6       6       6       5       5       5       1       1      --      --
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $189.73 $213.04 $206.42 $234.57 $323.07 $354.42 $332.63 $392.39 $424.21 $390.21
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
   Unit value                    $115.09 $133.27 $138.61 $162.73 $214.43 $236.97 $241.50 $261.84 $328.44 $312.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)


----------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------
                                  2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                    $304.57 $349.06 $355.04 $408.92 $537.51 $606.95 $611.49 $679.87 $822.53 $781.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       481     451     160      11      11      11       9       9       9       8
----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                    $205.66 $214.77 $226.59 $228.69 $224.82 $228.15 $229.01 $229.93 $230.61 $232.41
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                    $145.86 $153.78 $135.29 $157.22 $190.88 $177.62 $173.74 $177.46 $218.57 $185.32
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding     1,136     645     323     300     297     294     283     280     278     275
----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                    $125.18 $140.60 $133.25 $154.63 $209.97 $240.15 $234.67 $285.19 $335.72 $284.02
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        40      39      39      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                    $ 73.35 $ 85.05 $ 87.06 $ 99.88 $132.32 $148.52 $155.74 $165.63 $214.03 $209.19
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       889      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                    $104.63 $131.57 $128.40 $150.33 $199.30 $217.22 $211.01 $253.03 $292.21 $258.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
   Unit value                    $175.24 $175.32 $175.23 $175.14 $175.05 $174.97 $174.88 $174.79 $175.40 $177.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       135     133      14       1       1       1       1       1      --       1
----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                    $221.89 $236.13 $239.46 $245.70 $239.98 $246.83 $247.26 $250.04 $253.39 $253.57
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding        92      91      90      30      29      29      28      28       1      27
----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------
   Unit value                    $  8.28 $  9.64 $  9.45 $ 11.24 $ 15.50 $ 16.84 $ 18.56 $ 18.81 $ 25.09 $ 24.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       133     132     130     116     114     113      20      19      --      --
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
   Unit value                    $129.57 $152.51 $145.17 $164.66 $223.26 $253.51 $269.46 $293.56 $408.41 $417.78
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding       636      64      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE

Who is AXA Equitable?                                                       2
FUND INFORMATION                                                            2
General                                                                     2
Restrictions and requirements of the AllianceBernstein Balanced,            2
AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds
Certain investments of the AllianceBernstein Mid Cap Growth and/or          2
AllianceBernstein Balanced Funds
Portfolio holdings policy for the Pooled Separate Accounts                  3
Brokerage fees and charges for securities transactions                      4
ADDITIONAL INFORMATION ABOUT RIA                                            5
Loan provisions                                                             5
Annuity benefits                                                            6
Amount of fixed-annuity payments                                            6
Ongoing operations fee                                                      6
MANAGEMENT FOR THE ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON     7
STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS AND AXA EQUITABLE
Funds                                                                       7
Portfolio managers' information (AllianceBernstein Balanced Fund,           7
AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth
Fund
Investment professional conflict of interest disclosure                    11
Portfolio manager compensation                                             11
Distribution of the contracts                                              12
Custodian                                                                  12
Independent registered public accounting firm                              12
AXA Equitable                                                              13
  Directors and Principal Officers                                         13
  Directors -- Officers                                                    15
  Other Officers                                                           15
Separate Account Units of Interest Under Group Annuity Contracts           20
FINANCIAL STATEMENTS INDEX                                                 21
Financial statements                                                      FSA-1


SEND THIS REQUEST FORM TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION


To:  AXA Equitable-Retirement -- RIA Service Office
   P.O. Box 219489
   Kansas City, MO 64121-9489



----------------------------------------------------------------------------------
Please send me a Retirement Investment Account(R) SAI for May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip
----------------------------------------------------------------------------------
Client number



                                                                        #646071

Retirement Investment Account(R)

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2019

--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2019 ("prospectus"), and any supplements.


Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is
 (212) 554-1234.

           TABLE OF CONTENTS

           Who is AXA Equitable?                                  2

           FUND INFORMATION                                       2

           General                                                2

           Restrictions and requirements of the
             AllianceBernstein Balanced, AllianceBernstein
             Common Stock and AllianceBernstein Mid Cap
             Growth Funds                                         2

           Certain investments of the AllianceBernstein Mid
             Cap Growth and/or AllianceBernstein Balanced
             Funds                                                2

           Portfolio holdings policy for the Pooled Separate
             Accounts                                             3

           Brokerage fees and charges for securities
             transactions                                         4

           ADDITIONAL INFORMATION ABOUT RIA                       5

           Loan provisions                                        5

           Annuity benefits                                       5

           Amount of fixed-annuity payments                       6

           Ongoing operations fee                                 6

           MANAGEMENT FOR THE ALLIANCEBERNSTEIN BALANCED,
             ALLIANCEBERNSTEIN COMMON STOCK AND
             ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS AND
             AXA EQUITABLE                                        7

           Funds                                                  7

           Portfolio managers' information
             (AllianceBernstein Balanced Fund,
             AllianceBernstein Common Stock Fund and
             AllianceBernstein Mid Cap Growth Fund)               7

           Investment professional conflict of interest
             disclosure                                          11

           Portfolio manager compensation                        11

           Distribution of the contracts                         12

           Custodian                                             12

           Independent registered public accounting firm         12

           AXA Equitable                                         13

           Directors and Principal Officers                      13

           Officers -- Directors                                 16

           Other Officers                                        16

           Separate Accounts Units of Interest Under Group
             Annuity Contracts                                   20

           FINANCIAL STATEMENTS INDEX                            21

           Financial statements                               FSA-1



             Copyright 2019. AXA Equitable Life Insurance Company


            1290 Avenue of the Americas, New York, New York 10104.
 All rights reserved. Retirement Investment Account(R) is a registered service mark of The AXA Equitable Life Insurance Company.


                                                                       #646071

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed under your contract.


FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCEBERNSTEIN BALANCED,
ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS

Neither the AllianceBernstein Common Stock Fund nor the AllianceBernstein Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The AllianceBernstein Balanced Fund and AllianceBernstein Common Stock Fund will not purchase or write puts or calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).

The following investment restrictions apply to the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. None of these Funds will:

..   trade in foreign exchanges (however, the AllianceBernstein Balanced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio);

..   trade in commodities or commodity contracts (except the AllianceBernstein
    Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

..   purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ which is now a national stock market exchange;

..   make an investment in order to exercise control or management over a company;

..   underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

..   make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held as long as they are in short position;

..   have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

..   purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

..   make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

..   invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (the AllianceBernstein Common Stock Fund will not invest in restricted securities).

CERTAIN INVESTMENTS OF THE ALLIANCEBERNSTEIN MID CAP GROWTH AND/OR ALLIANCEBERNSTEIN BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Funds and certain risks and investment techniques.

MORTGAGE-RELATED SECURITIES. The AllianceBernstein Balanced Fund may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass throughs, agency and nonagency CMO's, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which were until recently supported only by discretionary authority of the U.S. Government to purchase the agency's obligations and are now guaranteed by Preferred Stock Purchase

Agreements (each a "PSPA") under which, if the Federal Housing Finance Agency ("FHFA") determines that FNMA's or FHLMC's liabilities have exceeded its assets under Generally Accepted Accounting Principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

COLLATERALIZED MORTGAGE OBLIGATIONS. The AllianceBernstein Balanced Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-through securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

ASSET-BACKED SECURITIES. The AllianceBernstein Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations. The AllianceBernstein Balanced Fund may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

NON-US DEBT. The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

ZERO COUPON BONDS. The AllianceBernstein Balanced Fund may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

REPURCHASE AGREEMENTS. Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investment may be made in repurchase agreements pertaining to the marketable obligations, or marketable obligations guaranteed by the United States Government, its agencies or instrumentalities.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the AllianceBernstein Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

FOREIGN CURRENCY FORWARD CONTRACTS. The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

HEDGING TRANSACTIONS. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 30 days after the month end by calling 1-800-967-4560. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. Neither AXA Equitable nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.

BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that AllianceBernstein is the investment manager of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. Subject to the broad supervisory authority of the committee, AllianceBernstein invests and reinvests the assets of these Funds in a manner consistent with the policies described in the prospectus. AllianceBernstein also performs portfolio selection and transaction services, including arranging the execution of portfolio transactions. AllianceBernstein is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.

The AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by AllianceBernstein. AllianceBernstein seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market AllianceBernstein will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as "low touch" trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2018, 2017 and 2016, total brokerage commissions for Separate Account No. 10 -- Pooled were $8,837, $7,912 and $11,328, respectively; for Separate Account No. 4 -- Pooled were $881, $1,010 and $1,527, respectively; for Separate Account No. 3 -- Pooled were $5,333, $4,276 and $13,970, respectively. For the fiscal year ended December 31, 2018, commissions of $7,718, $0 and $3,967, were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $67,371,713, $35,276,087 and $31,640,888, respectively.


ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

..   We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

..   The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

..   Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

..   Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

..   We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

..   The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. Subject to the maximum loan amount permitted by the employer's plan and the Code.

..   On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

..   The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.

ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

..   LIFE ANNUITY: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

..   LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

..   LIFE ANNUITY -- REFUND CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

..   PERIOD CERTAIN ANNUITY: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

..   QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

                        ------------------------------------
                        COMBINED BALANCE          MONTHLY
                        OF INVESTMENT OPTIONS      RATE
                        ------------------------------------
                        First       $150,000   1/12 of 1.25%
                        Next        $350,000   1/12 of 1.00%
                        Next        $500,000   1/12 of 0.75%
                        Next      $1,500,000   1/12 of 0.50%
                        Over      $2,500,000   1/12 of 0.25%
                        ------------------------------------

MANAGEMENT FOR THE ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS AND AXA EQUITABLE

FUNDS


In the Prospectus we give information about us, the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and how we, together with AllianceBernstein, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 2018 were $1,007, $425 and $1,301 respectively; 2017 were $989, $375 and $1,076 respectively; and 2016 were $925, $340 and $933, respectively.


PORTFOLIO MANAGERS' INFORMATION (ALLIANCEBERNSTEIN BALANCED FUND,
ALLIANCEBERNSTEIN COMMON STOCK FUND AND ALLIANCEBERNSTEIN MID CAP GROWTH FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.


---------------------------------------------------------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN BALANCED FUND, SEPARATE ACCOUNT NO. 10 ("FUND")
                                      ALLIANCEBERNSTEIN L.P. ("ADVISER")
                                     INFORMATION AS OF DECEMBER 31, 2018
---------------------------------------------------------------------------------------------------------------------------
(A)(1) PORTFOLIO      (A)(2) FOR EACH PERSON IDENTIFIED IN COLUMN        (A)(3) FOR EACH OF THE CATEGORIES IN COLUMN
   MANAGER(S) OF THE     (A)(1), THE NUMBER OF OTHER ACCOUNTS OF            (A)(2), THE NUMBER OF ACCOUNTS AND THE
   ADVISER NAMED IN      THE ADVISER MANAGED BY THE PERSON                  TOTAL ASSETS IN THE ACCOUNTS WITH
   THE PROSPECTUS        WITHIN EACH CATEGORY BELOW AND THE TOTAL           RESPECT TO WHICH THE ADVISORY FEE IS
                         ASSETS IN THE ACCOUNTS MANAGED WITHIN              BASED ON THE PERFORMANCE OF THE
                         EACH CATEGORY BELOW                                ACCOUNT
                      -----------------------------------------------------------------------------------------------------
                        REGISTERED        OTHER POOLED                     REGISTERED        OTHER POOLED
                        INVESTMENT         INVESTMENT         OTHER        INVESTMENT         INVESTMENT         OTHER
                         COMPANIES          VEHICLES        ACCOUNTS        COMPANIES          VEHICLES        ACCOUNTS
                      -----------------------------------------------------------------------------------------------------
                       NUMBER     TOTAL   NUMBER  TOTAL   NUMBER  TOTAL   NUMBER     TOTAL   NUMBER  TOTAL   NUMBER  TOTAL
                         OF       ASSETS    OF    ASSETS    OF    ASSETS    OF       ASSETS    OF    ASSETS    OF    ASSETS
                      ACCOUNTS    ($MM)  ACCOUNTS ($MM)  ACCOUNTS ($MM)  ACCOUNTS    ($MM)  ACCOUNTS ($MM)  ACCOUNTS ($MM)
---------------------------------------------------------------------------------------------------------------------------
Greg Wilensky            32        8,925    30    4,311    119     5,962    --         --      --      --      3      422
---------------------------------------------------------------------------------------------------------------------------
Joshua Lisser            26       20,127    32    5,729    370    35,017    --         --      --      --      1      207
---------------------------------------------------------------------------------------------------------------------------
Ben Sklar                27       20,141    32    5,729    365    34,874    --         --      --      --      1      207
---------------------------------------------------------------------------------------------------------------------------
Janaki Rao               --           --     6    3,211      1       203    --         --      --      --      1      203
---------------------------------------------------------------------------------------------------------------------------
Judith DeVivo            26       20,127    32    5,729    370    35,017    --         --      --      --      1      207
---------------------------------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):


--------------------------------------------------------------------------------------
                                     $10,001- $50,001- $100,001- $500,001-  OVER
PORTFOLIO MANAGER    NONE $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
--------------------------------------------------------------------------------------
Joshua Lisser         X
--------------------------------------------------------------------------------------
Greg Wilensky         X
--------------------------------------------------------------------------------------
Judith A. DeVivo      X
--------------------------------------------------------------------------------------
Ben Sklar             X
--------------------------------------------------------------------------------------
Janaki Rao            X
--------------------------------------------------------------------------------------

JOSHUA LISSER, GREG WILENSKY, JUDITH A. DEVIVO, BEN SKLAR AND JANAKI RAO HAVE NO OWNERSHIP SHARES TO REPORT.


AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund") is managed by the following team members:

JOSHUA LISSER -- HEAD -- INDEX STRATEGIES

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University.
Location: New York

GREG WILENSKY, CFA -- DIRECTOR -- US MULTI-SECTOR FIXED INCOME, US INFLATION-LINKED FIXED INCOME, STABLE VALUE INVESTMENTS


Greg Wilensky is the Director and Lead Portfolio Manager of AB's US Multi-Sector Fixed Income team, a position he has held since 2007. He has also been responsible for the firm's US Inflation-Linked Fixed Income portfolios since 1999 and the firm's stable value investments business since 1998. A Senior Vice President, Wilensky co-chairs the Securitized Asset and Liquid Markets research review meetings. Prior to joining AB in 1996, he was a treasury manager in the Corporate Finance Group at AT&T. Wilensky holds a BS in business administration from Washington University and an MBA from the University of Chicago. He is a member of the CFA Society New York and a CFA charterholder. Location: New York


SHAWN KEEGAN -- PORTFOLIO MANAGER -- CREDIT

Shawn Keegan is a Senior Vice President and a member of the Credit portfolio-management team, focusing on US and global portfolios. He is also a member of both the US Multi-Sector and the Canada Fixed Income portfolio-management teams, where he specializes in credit. Keegan first joined AB in 1997 as a portfolio assistant. He then spent a year at Aladdin Capital as a trader before rejoining the firm in 2001 as part of the US Multi-Sector team. Keegan holds a BS in finance from Siena College. Location: New York

JUDITH A. DEVIVO -- SENIOR PORTFOLIO MANAGER -- INDEX STRATEGIES


Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location:
New York


MICHAEL S. CANTER -- DIRECTOR -- US MULTI-SECTOR AND SECURITIZED ASSETS

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB's Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm's investments in agency mortgage-backed securities (MBS), credit risk-transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

BEN SKLAR -- PORTFOLIO MANAGER -- INDEX STRATEGIES


Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager, where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

JANAKI RAO -- PORTFOLIO MANAGER AND HEAD -- AGENCY MORTGAGE-BACKED SECURITIES RESEARCH

Janaki Rao is a Senior Vice President, Portfolio Manager and Head of Agency Mortgage-Backed Securities Research, where he oversees agency mortgage-backed securities (MBS) research, including fundamental and relative-value research. He brings decades of experience to AB, with a focus on MBS and US interest-rate strategies. Before joining the firm, Rao spent seven years in the US Interest Rate Strategy Group at Morgan Stanley, where he was responsible for covering the agency MBS market, including publishing for the flagship weekly publication, and generating ad hoc reports on breaking news, in-depth analysis of emerging trends and product primers. He also engaged with policymakers on various issues related to housing finance. Prior to joining Morgan Stanley, Rao ran the advance pricing, debt and derivatives trading desk at the Federal Home Loan Bank of New York. He holds a BA in economics from Delhi University and an MBA in finance from the Zicklin School of Business at Baruch College. Location:
New York

----------------------------------------------------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN COMMON STOCK FUND, SEPARATE ACCOUNT NO. 4 ("FUND")
                                                   ALLIANCEBERNSTEIN L.P. ("ADVISER")
                                                   INFORMATION AS OF DECEMBER 31, 2018
----------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio     (a)(2) For each person identified in column (a)(1), (a)(3) For each of the categories in column (a)(2),
   manager(s) of        the number of other accounts of the Adviser         the number of accounts and the total
   the Adviser          managed by the person within each category          assets in the accounts with respect to
   named in the         below and the total assets in the accounts          which the advisory fee is based on the
   prospectus           managed within each category below                  performance of the account
                     -------------------------------------------------------------------------------------------------------
                       Registered         Other Pooled                     Registered         Other Pooled
                       Investment          Investment         Other        Investment          Investment         Other
                        Companies           Vehicles        Accounts        Companies           Vehicles        Accounts
                     -------------------------------------------------------------------------------------------------------
                      Number      Total   Number  Total   Number  Total   Number      Total   Number  Total   Number  Total
                        of        Assets    of    Assets    of    Assets    of        Assets    of    Assets    of    Assets
                     Accounts     ($MM)  Accounts ($MM)  Accounts ($MM)  Accounts     ($MM)  Accounts ($MM)  Accounts ($MM)
----------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo        26        20,065    32    5,729    365    34,874    --          --      --      --      1      207
----------------------------------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

--------------------------------------------------------------------------------------
                                     $10,001- $50,001- $100,001- $500,001-  OVER
PORTFOLIO MANAGER    NONE $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
--------------------------------------------------------------------------------------
Judith A. DeVivo      X
--------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.

JUDITH A. DEVIVO -- SENIOR PORTFOLIO MANAGER -- INDEX STRATEGIES


Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location:
New York



----------------------------------------------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN MID CAP GROWTH FUND, SEPARATE ACCOUNT NO. 3 ("FUND")
                                            ALLIANCEBERNSTEIN L.P. ("ADVISER")
                                            INFORMATION AS OF DECEMBER 31, 2018
----------------------------------------------------------------------------------------------------------------------------
(a)(1)
   Portfolio
   manager(s) (a)(2) For each person identified in column (a)(1),
   of the        the number of other accounts of the                     (a)(3) For each of the categories in column
   Adviser       Adviser managed by the person within each                  (a)(2), the number of accounts and the
   named         category below and the total assets in the                 total assets in the accounts with respect
   in the        accounts managed within each category                      to which the advisory fee is based on the
   prospectus    below                                                      performance of the account
              --------------------------------------------------------------------------------------------------------------
                Registered            Other Pooled                         Registered         Other Pooled
                Investment             Investment            Other         Investment          Investment         Other
                 Companies              Vehicles           Accounts         Companies           Vehicles        Accounts
              --------------------------------------------------------------------------------------------------------------
               Number       Total     Number    Total    Number   Total   Number      Total   Number  Total   Number  Total
                 of         Assets      of      Assets     of     Assets    of        Assets    of    Assets    of    Assets
              Accounts      ($MM)    Accounts   ($MM)   Accounts  ($MM)  Accounts     ($MM)  Accounts ($MM)  Accounts ($MM)
----------------------------------------------------------------------------------------------------------------------------
  John H.
    Fogarty      21         12,775      15      6,929    2,833    2,832     --          --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

--------------------------------------------------------------------------------------
                                     $10,001- $50,001- $100,001- $500,001-  OVER
 PORTFOLIO MANAGER   NONE $1-$10,000 $50,000  $100,000 $500,000  $1,000,000 $1,000,000
--------------------------------------------------------------------------------------
John H. Fogarty       X
--------------------------------------------------------------------------------------

The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal research staff.

JOHN H. FOGARTY, CFA -- PORTFOLIO MANAGER -- US GROWTH EQUITIES

John H. Fogarty is a Senior Vice President and Portfolio Manager for US Growth Equities, a position he has held since 2009. He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder. Location: New York

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST DISCLOSURE

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

EMPLOYEE PERSONAL TRADING

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

ALLOCATING INVESTMENT OPPORTUNITIES

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

PORTFOLIO MANAGER COMPENSATION

AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The program is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i)Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)Discretionary incentive compensation in the form of an annual cash bonus:
    AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/ her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any predetermined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

(iii)Discretionary incentive compensation in the form of awards under AllianceBernstein's Incentive Compensation Awards Plan (''deferred awards''): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein's publicly traded units or deferred cash (the option to take an award in deferred cash is limited to a certain portion of the total award), vest over a four-year period. The awards are generally forfeited if the employee resigns to work for a competitor of AllianceBernstein.

CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN

The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, AXA Equitable paid AXA Advisors a fee of $0 in 2018, $0 in 2017 and $0 in 2016, respectively. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541
in 2016. Of these amounts, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.

CUSTODIAN


JPMorgan Chase Bank, N.A. is the custodian for the shares of the Trusts owned by Separate Accounts No. 3, 4 and 10. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Accounts at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.

DIRECTORS AND PRINCIPAL OFFICERS


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Thomas Buberl                          Thomas Buberl is currently Chief
AXA                                    Executive Officer and a Director of AXA
25, Avenue Matignon                    since September 2016. He served as
75008 Paris, France                    Deputy Chief Executive Officer of AXA
                                       from March 2016 through August 2016.
                                       Prior to this appointment, he was Chief
                                       Executive Officer of AXA Germany (AXA
                                       Konzern AG), CEO of AXA Life & Savings
                                       and Health Global Business Lines and a
                                       member of the AXA Management Committee.

                                       Mr. Buberl started his career at the
                                       Boston Consulting Group as a consultant
                                       for the banking and insurance sector in
                                       Germany and internationally. From 2005
                                       to 2008, he worked for the Winterthur
                                       Group (acquired by AXA in 2006) as a
                                       member of the Management Board of
                                       Winterthur in Switzerland, first as
                                       Chief Operating Officer and then as
                                       Chief Marketing and Distribution
                                       Officer. Mr. Buberl then joined Zurich
                                       Insurance Group where he served as
                                       Chief Executive Officer for Switzerland.

                                       Beginning of 2012, Mr. Buberl joined
                                       AXA as Chief Executive Officer of AXA
                                       Germany and member of the AXA Executive
                                       Committee. In March 2015, he also
                                       joined the AXA Management Committee and
                                       was appointed Chief Executive Officer
                                       of the Global Business Line for the
                                       Health Business, and, in January 2016,
                                       of the Global Business Line for Life &
                                       Savings.

                                       Mr. Buberl has been a Director of AXA
                                       Equitable Holdings, Inc. since
                                       September 2016 and a Director of AXA
                                       Equitable Life Insurance Company and
                                       MONY Life Insurance Company of America
                                       since May 2016. He was Chairman of the
                                       Board of Directors of AXA Financial,
                                       Inc. from February 2017 to May 2018.
                                       Mr. Buberl was formerly a Director of
                                       AXA Financial, Inc. from May 2016 to
                                       May 2018. Mr. Buberl is also Chairman
                                       of the Board of Directors of AXA Leben
                                       AG (Switzerland), AXA Versicherungen AG
                                       (Switzerland), Chairman of the
                                       Supervisory Board of AXA Konzern AG
                                       (Germany) and Member of the Management
                                       Committee of AXA ASIA (France).
                                       Mr. Buberl is also a member of the
                                       Supervisory Board of Bertelsmann SE &
                                       Co. KGaA (Germany).
-------------------------------------------------------------------------------

George Stansfield                      George Stansfield is currently Deputy
AXA                                    Chief Executive Officer (since December
25, Avenue Matignon                    2017) and Group General Secretary of
75008 Paris, France                    AXA in charge of Human Resources,
                                       Public Affairs, Legal, Compliance, GIE
                                       AXA, Corporate Social Responsibility,
                                       the AXA Research Fund and AXA
                                       Liabilities Managers since July 2016.
                                       Starting in 1985, Mr. Stansfield spent
                                       11 years at AXA Equitable Life
                                       Insurance Company based in New York,
                                       where he was a corporate attorney in
                                       the Legal Department specializing in
                                       merger and acquisition transactions
                                       involving financial institutions,
                                       securities law and general corporate
                                       matters. Mr. Stansfield joined AXA's
                                       Group Legal Department in Paris in
                                       1996. He was Head of Group Human
                                       Resources from 2010 to 2016 and Group
                                       General Counsel from 2004 to 2016.

                                       Mr. Stansfield has been a Director of
                                       AXA Equitable Holdings, Inc. since
                                       November 2017 and a Director of AXA
                                       Equitable Life Insurance Company and
                                       MONY Life Insurance Company of America
                                       since May 2017. He was formerly a
                                       Director of AXA Financial, Inc. from
                                       May 2017 to May 2018.

                                       Mr. Stansfield has been a member of AXA
                                       Group's Management Committee since July
                                       2016. He is currently Chairman of the
                                       Supervisory Board of GIE AXA, AXA
                                       Liabilities Managers and Kamet and a
                                       Director or Member of the Management
                                       Committee of AXA Life Insurance Co.,
                                       Ltd. (Japan) and AXA ASIA. In addition,
                                       Mr. Stansfield is a permanent
                                       repesentative of AXA to the board of
                                       AXA Millesimes Finance, Chateau Petit
                                       Village, Chateau Pichon Longueville,
                                       SCI de L'Arlot and Societe Belle
                                       Helene. He also serves as Chairman of
                                       the Management Committee of AXA
                                       Strategic Ventures, Chairman of the
                                       Management Committee of AXA Venture
                                       Partners and is a Trustee of American
                                       Library of Paris.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS
(CONTINUED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Gerald Harlin                          Mr. Harlin concurrently serves as Group
AXA                                    Deputy Chief Executive Officer ("
21, Avenue Matignon                    DIRECTEUR GENERAL ADJOINT"), since
75008 Paris, France                    November 2017, and Group Chief
                                       Financial Officer, since 2010, of AXA.

                                       Mr. Harlin is a Chairman of the Board
                                       of Directors of both AXA Holdings
                                       Belgium SA and AXA Mediterranean
                                       Holdings S.A.U. (Spain). He serves as
                                       Chairman of AXA Oeuvres d'Art and Lor
                                       Patrimoine; serves as Chairman of the
                                       Management Committee of AXA ASIA;
                                       Chairman of the Board of Directors and
                                       Chief Executive Officer of AXA China.
                                       In addition, Mr. Harlin serves as a
                                       Director of AXA Real Estate Investment
                                       Managers; a Member of the Supervisory
                                       Board of AXA Liabilities Managers; and
                                       Chief Executive Officer and Member of
                                       the Management Board of Vinci B.V.
                                       Mr. Harlin is also AXA's permanent
                                       representative to the board of AXA
                                       Investment Managers.

                                       Mr. Harlin has been a Director of AXA
                                       Equitable Holdings, Inc., AXA Equitable
                                       Life Insurance Company and MONY Life
                                       Insurance Company of America since May
                                       2018.

                                       Mr. Harlin has been a member of AXA
                                       Group's Management Committee since July
                                       2016 and a member of AXA's Executive
                                       Committee since July 2008. From 2003 to
                                       2009, Mr. Harlin served as Executive
                                       Vice President, Finance & Control of
                                       AXA. From 1979 to 1990, Mr. Harlin held
                                       various positions with the Total Group.
                                       He was Head of Corporate Finance
                                       Department for North America, Mining &
                                       Chemical Subsidiaries from 1989 to 1990.
-------------------------------------------------------------------------------

Daniel G. Kaye                         Daniel ("Dan") G. Kaye served as
767 Quail Run                          Interim Chief Financial Officer and
Inverness, IL 60067                    Treasurer of HealthEast Care System
                                       from January 2013 to May 2014. Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP, from
                                       which he retired in 2012. Throughout
                                       his time at Ernst & Young, where he was
                                       an audit partner for 25 years, Mr. Kaye
                                       enjoyed a track record of increasing
                                       leadership and operational
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance.

                                       Mr. Kaye has been a Director of AXA
                                       Equitable Holdings, Inc. since May 2018
                                       and a Director of AXA Equitable Life
                                       Insurance Company and MONY Life
                                       Insurance Company of America since
                                       September 2015. He is currently a
                                       member of the Board of Directors of
                                       AllianceBernstein Corporation since May
                                       2017, where he serves as the Chairman
                                       of the Audit Committee and is a member
                                       of the Compensation Committee. In
                                       addition, Mr. Kaye was a member of the
                                       Board of Directors of AXA Insurance
                                       Company from April 2017 to December
                                       2018. He was a Director of AXA
                                       Financial, Inc. from September 2015 to
                                       May 2018.

                                       Mr. Kaye was a member of the Board of
                                       Ferrellgas Partners L.P. from August
                                       2012 to November 2015, where he served
                                       on the Audit Committee (financial
                                       expert) and as Chairman of the
                                       Corporate Governance and Nominating
                                       Committee.
-------------------------------------------------------------------------------

Kristi A. Matus                        Kristi A. Matus served as the Executive
380 Beacon St., #2                     Vice President and Chief Financial &
Boston, MA 02116                       Administrative Officer at athenahealth,
                                       Inc. from July 2014 to May 2016. In
                                       addition to all finance, risk
                                       management, compliance, and audit
                                       functions, she was responsible for
                                       investor relations, human capital
                                       management, real estate, and internally
                                       facing information technology.

                                       Before joining athenahealth, Ms. Matus
                                       served as Executive Vice President of
                                       Government Services at Aetna, Inc. from
                                       February 2012 to July 2013. Prior to
                                       Aetna, she held several senior
                                       leadership roles at United Services
                                       Automobile Association, including
                                       Executive Vice President and Chief
                                       Financial Officer from 2008 to 2012.
                                       Ms. Matus also served as President of
                                       USAA's life insurance and investment
                                       management companies. She began her
                                       career at the Aid Association for
                                       Lutherans where she held various
                                       financial and operational roles for
                                       over a decade.

                                       Ms. Matus is a member of the Board of
                                       Concordia Plan Services since January
                                       2014 and a member of the Board of Tru
                                       Optik Data Corp. since September 2016.
                                       She is a former member of the Board of
                                       Jordan Health Services, Inc. from
                                       November 2016 to December 2018.

                                       Ms. Matus has been a Director of AXA
                                       Equitable Life Insurance Company since
                                       September 2015. She was a Director of
                                       AXA Financial, Inc. and MONY Life
                                       Insurance Company of America from
                                       September 2015 to May 2018.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS
(CONTINUED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Karima Silvent                         Ms. Silvent is the Global Head of Human
AXA                                    Resources of AXA since December 2017.
25, Avenue Matignon
75008 Paris, France

                                       Beforehand, Ms. Silvent served as Human
                                       Resources Director at AXA France from
                                       July 2016 to November 2017. Prior to
                                       AXA France, she served as Global Human
                                       Resources Partner in support of
                                       Finance, Marketing, IT, Legal,
                                       Communication and Operations
                                       (Distribution) functions at AXA Group
                                       from April 2012 to June 2016. In April
                                       2012, she joined GIE AXA as Global HR
                                       Business Partner for Chief Operating
                                       Office functions (Operations, IT,
                                       Marketing and Distribution) and, in
                                       September 2013, she was appointed
                                       Global HR Director in charge of
                                       workforce transformation, culture,
                                       employer brand and recruiting and also
                                       in charge of talent and executive
                                       career management for support functions
                                       professional families (Finance, Legal &
                                       Compliance, IT, Marketing &
                                       Distribution, Operations, HR and
                                       Communication).

                                       Before joining AXA, Ms. Silvent served
                                       as Head of Operations -- France, member
                                       of the European Executive Committee at
                                       Korian from November 2007 to March
                                       2012. Ms. Silvent began her career at
                                       the French Ministry of Employment and
                                       Health in 1997 as Deputy and then Head
                                       of the National Fund for Employment,
                                       and between 2002 and 2007, she was
                                       Deputy Human Resources Director at the
                                       French state-owned Health Service
                                       (Paris Hospitals).

                                       Ms. Silvent is a member of the Board of
                                       Directors and Chair of the Remuneration
                                       Committee of AXA Mansard, Nigeria.

                                       Ms. Silvent has been a Director of AXA
                                       Equitable Holdings, Inc. since April
                                       2018 and a Director of AXA Equitable
                                       Life Insurance Company and MONY Life
                                       Insurance Company of America since May
                                       2018.
-------------------------------------------------------------------------------

Charles G.T. Stonehill                 Mr. Stonehill is Founding Partner of
Founding Partner                       Green & Blue Advisors LLC. He also
Green & Blue Advisors                  serves as non-executive Vice Chairman
285 Central Park West                  of the Board of Directors of Julius
New York, NY 10024                     Baer Group Ltd. and as a Member of the
                                       Board of Directors of CommonBond LLC in
                                       New York and of PlayMagnus A/S in Oslo
                                       (the company which represents the World
                                       Chess champion Magnus Carlsen's online,
                                       digital and business interests).

                                       Mr. Stonehill has over 30 years'
                                       experience in energy markets,
                                       investment banking and capital markets,
                                       including key positions at Lazard
                                       Freres & Co. LLC, Credit Suisse First
                                       Boston and Morgan Stanley & Co.
                                       Mr. Stonehill served as the Chief
                                       Financial Officer of Better Place Inc.
                                       an Electric Vehicle start-up, from 2009
                                       to 2011, where he was responsible for
                                       its global financial strategy and
                                       capital raising. In his career in
                                       financial services, Mr. Stonehill
                                       served as the Managing Director of
                                       Lazard Freres & Co. LLC and Global and
                                       Head of Lazard Capital Markets from
                                       2002 to 2004. He served as Head of
                                       Investment Banking for the Americas of
                                       Credit Suisse First Boston from 1997 to
                                       2002. He served as the Head of European
                                       Equities and Equity Capital Markets at
                                       Morgan Stanley & Co. Incorporated from
                                       1984 to 1997. He began his career at JP
                                       Morgan in the oil and gas investment
                                       banking group, where he worked from
                                       1978 to 1984. Mr. Stonehill served as
                                       the Non-Executive Chairman of Panmure
                                       Gordon & Co. PLC from 2006 until 2008.
                                       He currently serves as a non-executive
                                       Director of CommonBond LLC, a
                                       marketplace lender originating student
                                       loans. He has been a Director of Bank
                                       Julius Baer & Co. Ltd. since 2006 and
                                       serves on the Audit Committee. He
                                       served as an Independent Director of
                                       The London Metal Exchange Limited from
                                       2005 until 2009. He has represented as
                                       a Board Member many financial services
                                       companies, including as an independent
                                       Director of GAM Holding AG, the LCH
                                       Group Ltd. (LCH Cleamet), and of
                                       Lazard & Co., Limited, among other
                                       companies. He is a Governor of the
                                       Harrow School in the United Kingdom and
                                       a trustee of the Georg Solti Accademia.

                                       Mr. Stonehill has been a Director of
                                       AXA Equitable Holdings, Inc. since
                                       April 2018 and a Director of AXA
                                       Equitable Life Insurance Company since
                                       November 2017. He was a Director of AXA
                                       Financial, Inc. and MONY Life Insurance
                                       Company of America from November 2017
                                       to May 2018.
-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS
(CONTINUED)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                         BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS     YEARS
----------------------------------------------------------------------------------

Bertrand Poupart-Lafarge                 Mr. Poupart-Lafarge is the Chief
AXA France                               Financial Officer of AXA France,
313 Terrasse de l'Arache                 appointed in January 2019. Prior to
92727 Nanterre Cedex, France             this appointment, he served as Chief
                                         Financial Officer of AXA UK & Ireland
                                         from September 2013 to December 2018
                                         and Interim Chief Executive Officer
                                         from April 2018 to September 2018 of
                                         AXA UK and Ireland. He was previously
                                         Deputy Chief Financial Officer from
                                         September 2012 to September 2013.

                                         Before joining AXA UK & Ireland,
                                         Mr. Poupart-Lafarge served as Executive
                                         Vice President, Chief Investment
                                         Officer and Treasurer at AXA Equitable
                                         Life Insurance Company from September
                                         2011 to September 2012. Prior to AXA
                                         Equitable, he served as Executive Vice
                                         President and Chief Financial Officer
                                         at AXA Canada from April 2010 to
                                         September 2011. Mr. Poupart-Lafarge
                                         began his career at AXA in 1995 holding
                                         multiple financial positions in AXA
                                         France, in particular serving as Chief
                                         Investment Officer from July 2003 to
                                         September 2007 and as Head of
                                         Accounting, Tax, Middle Office and
                                         Treasury from October 2007 to March
                                         2010.

                                         Mr. Poupart-Lafarge is a member of the
                                         Board of Architas Advisory Services
                                         Limited, Architas Limited, Architas
                                         Multi-Manager Limited, AXA Investment
                                         Managers and AXA Banque.

                                         Mr. Poupart-Lafarge has been a Director
                                         of AXA Equitable Holdings, Inc. since
                                         April 2018 and a Director of AXA
                                         Equitable Life Insurance Company and
                                         MONY Life Insurance Company of America
                                         since May 2018.
----------------------------------------------------------------------------------
OFFICERS -- DIRECTORS
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                         ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS             FIVE YEARS
----------------------------------------------------------------------------------

Mark Pearson                             Mark Pearson is President and Chief
                                         Executive Officer of AXA Equitable
                                         Holdings, which comprises AXA Equitable
                                         Life, a leading financial services
                                         firm, and AllianceBernstein, a leading
                                         investment management and research
                                         firm. He also serves as Chairman,
                                         President and CEO of AXA Equitable
                                         Life. Under Mr. Pearson's leadership,
                                         the organization is dedicated to
                                         helping clients retire with dignity,
                                         protect their families, and prepare for
                                         their financial future with confidence.

                                         Prior to his current role, Mr. Pearson
                                         served from 2008 to 2011 as the
                                         President and CEO of AXA Japan. He
                                         joined AXA in 1995 with the acquisition
                                         of National Mutual Holdings and was
                                         appointed Regional Chief Executive of
                                         AXA Asia Life in 2001.

                                         Mr. Pearson holds several board
                                         positions within the AXA Equitable
                                         Holdings family of companies, including
                                         AXA Equitable Life, MONY America and
                                         AllianceBernstein Corporation.

                                         Before joining AXA, Mr. Pearson spent
                                         20 years in the insurance sector,
                                         assuming senior management positions at
                                         Hill Samuel, Schroders, National Mutual
                                         Holdings and Friends Provident.

                                         Mr. Pearson is a Fellow of the
                                         Association of Chartered Certified
                                         Accountants.
----------------------------------------------------------------------------------
OTHER OFFICERS
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                         ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS             FIVE YEARS
----------------------------------------------------------------------------------

Nicholas B. Lane                         Nicholas Lane is Senior Executive Vice
                                         President and Head of Life, Retirement
                                         and Wealth Management of AXA Equitable
                                         Holdings, which comprises AXA Equitable
                                         Life, a leading financial services
                                         firm, and AllianceBernstein, a leading
                                         investment management and research
                                         firm. He also serves as President of
                                         AXA Equitable Life and Head of the
                                         firm's life, retirement and wealth
                                         management businesses and its marketing
                                         and digital organization. He is a
                                         member of the AXA Equitable Holdings
                                         management committee.

                                         An industry leader, Mr. Lane has deep
                                         expertise creating product development
                                         and distribution strategies that meet
                                         the evolving needs of clients and
                                         advisors. Most recently, he served as
                                         CEO and President of AXA Life Japan.
                                         Prior to this, he was Senior Executive
                                         Director for AXA Equitable Life and
                                         President of the company's retirement
                                         savings division.

                                         Mr. Lane joined AXA Equitable Life in
                                         2005 as Vice President and founding
                                         member of the Strategic Initiatives
                                         Group, which was created to enhance
                                         growth and efficiency across the
                                         company. Earlier in his career,
                                         Mr. Lane was a leader in the sales and
                                         marketing practice of the global
                                         management consulting firm McKinsey &
                                         Company.
----------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Nicholas B. Lane (cont.)       Prior to his career in the private
                               sector, Mr. Lane served in the United
                               States Marine Corps, earning the rank
                               of Captain.

                               In addition to holding numerous AXA
                               board memberships, he has served as
                               Chairman of the Insured Retirement
                               Institute (IRI) and as Director at the
                               Life Insurance Marketing and Research
                               Association (LIMRA).
-----------------------------------------------------------------------

Andrea M. Nitzan               Executive Director, Chief Accounting
                               Officer (since December 2012) and
                               Controller (since November 2014), AXA
                               Equitable Financial Services, LLC and
                               AXA Equitable; prior thereto, Senior
                               Vice President (May 2008 to December
                               2012); Assistant Vice President and
                               Chief of Staff (1996 to May 2008).
                               Executive Vice President, Chief
                               Accounting Officer and Controller
                               (since November 2014), MONY America
                               (since September 2011). Executive Vice
                               President, Chief Accounting Officer and
                               Controller (since November 2017), AXA
                               Equitable Holdings, Inc. (formerly
                               known as AXA America Holdings, Inc.)
                               Executive Vice President, Chief
                               Accounting Officer and Control, AXA
                               Financial (November 2014 to May 2018).
                               Executive Vice President, Chief
                               Accounting Officer and Controller
                               (since January 2018), EQ AZ Life Re
                               Company. Executive Vice President and
                               Chief Accounting Officer, MONY Life
                               (September 2011 to September 2013).
-----------------------------------------------------------------------

Dave S. Hattem                 Dave S. Hattem is Senior Executive Vice
                               President, General Counsel and
                               Secretary of AXA Equitable Holdings,
                               which comprises AXA Equitable Life, a
                               leading financial services firm, and
                               AllianceBernstein, a leading investment
                               management and research firm. He also
                               serves as Senior Executive Director,
                               General Counsel and Secretary for AXA
                               Equitable Life and a member of the AXA
                               Equitable Holdings management
                               committee. He is responsible for the
                               oversight of the law department,
                               including the compliance, government
                               relations and corporate secretary's
                               functions.

                               Prior to his appointment as General
                               Counsel, Mr. Hattem served as Senior
                               Vice President and Deputy General
                               Counsel from 2004 to 2010.

                               Mr. Hattem came to AXA in 1994 after
                               serving in senior management positions
                               in the Office of the United States
                               Attorney for the Eastern District of
                               New York. He began as an Assistant
                               United States Attorney in 1985, and
                               went on to become Acting Chief and
                               Deputy Chief of the Criminal Division.
                               He began his legal career as an
                               associate at Barrett Smith Schapiro
                               Simon & Armstrong.

                               In December 2017, he was elected chair
                               of the Life Insurance Council of New
                               York Board of Directors.
-----------------------------------------------------------------------

Jeffrey J. Hurd                Jeffrey J. Hurd is Senior Executive
                               Vice President of AXA Equitable
                               Holdings, which comprises AXA Equitable
                               Life, a leading financial services
                               firm, and AllianceBernstein, a leading
                               investment management and research
                               firm. He also serves as Senior
                               Executive Director and Chief Operating
                               Officer of AXA Equitable Life and a
                               member of the AXA Equitable Holdings
                               management committee. He is responsible
                               for human resources, information
                               technology, external and internal
                               communications, and transformation. The
                               transformation office encompasses
                               operations, data and analytics,
                               procurement, real estate and oversight
                               of strategic taskforces.

                               Prior to joining AXA in January 2018,
                               Mr. Hurd served as Executive Vice
                               President and Chief Operating Officer
                               at American International Group, Inc.
                               (AIG). Mr. Hurd served in various
                               senior leadership roles during his
                               20-year tenure at the company,
                               including Deputy General Counsel,
                               Senior Vice President and Chief
                               Administrative Officer, Head of Asset
                               Management Restructuring, and Executive
                               Vice President and Chief Human
                               Resources Officer.

                               Additionally, he served as a member of
                               various enterprise governance
                               committees and subsidiary boards,
                               including the post-IPO board of AIA
                               Group Ltd., a top insurance company in
                               Southeast Asia.

                               He began his career as an associate at
                               Morgan, Lewis & Bockius.
-----------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Anthony F. Recine              Senior Vice President and Chief
                               Auditor, AXA Equitable Holdings, Inc.
                               (since May 2018). Senior Vice President
                               and Auditor (since September 2016);
                               prior thereto, Senior Vice President,
                               Chief Compliance Officer (February 2005
                               to September 2016) and Deputy General
                               Counsel (February 2010 to September
                               2016) of MONY America. Managing
                               Director and Chief Auditor (since
                               September 2016); prior thereto,
                               Managing Director, Chief Compliance
                               Officer and Deputy General Counsel
                               (December 2012 to September 2016), AXA
                               Equitable and AXA Equitable Financial
                               Services, LLC; prior thereto, Senior
                               Vice President (February 2005 to
                               September 2016). Chief Compliance
                               Officer (February 2005 to September
                               2016) and Deputy General Counsel
                               (February 2010 to September 2016);
                               prior thereto, Senior Vice President,
                               Chief Compliance Officer and Associate
                               General Counsel (February 2005 to
                               February 2010). Senior Vice President,
                               Chief Compliance Officer and Deputy
                               General Counsel, AXA Financial (May
                               2010 to May 2018). Vice President,
                               Deputy General Counsel and Chief
                               Litigation Counsel (2000 to February
                               2005) of The MONY Group, Inc.; prior
                               thereto, Vice President and Chief
                               Litigation Counsel (1990 to 2000).
                               Senior Vice President, Chief Compliance
                               Officer (February 2005 to September
                               2013) and Deputy General Counsel
                               (February 2010 to September 2013) of
                               MONY Life.
-----------------------------------------------------------------------

Anders B. Malmstrom            Anders Malmstrom is Senior Executive
                               Vice President and Chief Financial
                               Officer of AXA Equitable Holdings,
                               which comprises AXA Equitable Life, a
                               leading financial services firm, and
                               AllianceBernstein, a leading investment
                               management and research firm. He also
                               serves as Senior Executive Director and
                               Chief Financial Officer of AXA
                               Equitable Life and a member of the AXA
                               Equitable Holdings management
                               committee. He is responsible for all
                               actuarial and investment functions, and
                               oversees the controller, tax, expense
                               management and distribution finance
                               areas.

                               Mr. Malmstrom joined AXA Equitable Life
                               in 2012 from AXA Winterthur in
                               Switzerland, where he was a member of
                               the executive board and head of the
                               Life department.

                               Before joining AXA Winterthur in 2009,
                               Mr. Malmstrom was Head of Product
                               Management, Group Life Insurance, at
                               the Swiss Life Group in Zurich. He
                               spent more than 11 years in management
                               positions with various business
                               divisions at The Swiss Life Group,
                               where he began his insurance career as
                               a developer of actuarial software in
                               997.
-----------------------------------------------------------------------

Robin M. Raju                  Senior Vice President and Treasurer,
                               AXA Financial, Inc. (September 2017 to
                               May 2018). Managing Director (since
                               February 2015), AXA Equitable and AXA
                               Equitable Financial Services. Senior
                               Vice President and Treasurer (since
                               October 2017), AXA Equitable Holdings,
                               Inc. (formerly known as AXA America
                               Holdings, Inc.). Director (since May
                               2015), AXA Strategic Ventures
                               Corporation. Senior Vice President
                               (since February 2015), MONY America.
                               Director (since April 2014) and Senior
                               Vice President and Business Chief
                               Financial Officer (since December
                               2015), PlanConnect, LLC. Chief
                               Financial Officer (since July 2015),
                               Separate Account 166, LLC.
-----------------------------------------------------------------------

Yun ("Julia") Zhang            Vice President and Assistant Treasurer
                               (since September 2014), MONY America
                               (since September 2017). Vice President
                               and Assistant Treasurer, AXA Financial,
                               Inc. (September 2017 to May 2018).
                               Managing Director and Treasurer, AXA
                               Equitable and AXA Equitable Financial
                               Services (since February 2019);
                               formerly, Lead Director and Treasurer
                               (September 2017 to February 2019), AXA
                               Equitable and AXA Equitable Financial
                               Services. Vice President and Assistant
                               Treasurer (since October 2014, AXA
                               Equitable Holdings, Inc. (formerly
                               known as AXA America Holdings, Inc.);
                               Vice President, Chief Financial Officer
                               and Treasurer (since January 2018), EQ
                               AZ Life Re Company. Vice President and
                               Treasurer (since May 2015), 1740
                               Advisers, Inc. Treasurer (since July
                               2015), Separate Account 155, LLC.
                               Treasurer (since October 2014), J.M.R.
                               Realty Services, Inc. Assistant
                               Treasurer (since November 2014), MONY
                               Financial Resources of the Americas
                               Limited. Vice President and Assistant
                               Treasurer (since October 2014), MBT
                               Ltd. Vice President and Assistant
                               Treasurer (since October 2014), MONY
                               International Holdings, LLC. Vice
                               President and Assistant Treasurer
                               (since October 2014), U.S. Financial
                               Life Insurance Company. Vice President,
                               Chief Financial Officer and Treasurer
                               (since January 2018), EQ AZ Life Re
                               Company. Treasurer (since October
                               2014), Equitable Structured Settlement
                               Corp. Since October 2014, Vice
                               President and Treasurer, 1285 Holdings,
                               LLC, 787 Holdings, LLC, ACMC, LLC, AXA
                               Advisors, LLC, AXA Corporate Solutions
                               Life Reinsurance Company, AXA
                               Distribution Holding Corporation, AXA
                               Network of Puerto Rico, Inc., AXA
                               Network, LLC, CS Life RE Company,
                               Equitable Casualty Insurance Company,
                               Financial Marketing Agency, Inc., MONY
                               Financial Services, Inc., MONY Life
                               Insurance Company of the Americas,
                               Ltd., PlanConnect, LLC.
-----------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
                               ADDRESS BUSINESS EXPERIENCE WITHIN PAST
 NAME AND PRINCIPAL BUSINESS   FIVE YEARS
-----------------------------------------------------------------------

Steven M. Joenk                Senior Vice President, AXA Equitable
                               Holdings, Inc. (since February 2019).
                               Senior Vice President and Chief
                               Investment Officer, MONY America (since
                               March 2017). Senior Vice President and
                               Chief Investment Officer, AXA
                               Financial, Inc. (March 2017 to May
                               2018). Managing Director and Chief
                               Investment Officer, AXA Equitable and
                               AXA Equitable Financial Services (since
                               March 2017). Director and President
                               (since July 2004), 1740 Advisers, Inc.
                               Director, Chairman of the Board,
                               President and Chief Executive Officer
                               (since February 2011), AXA Equitable
                               Funds Management Group, LLC. Director
                               (since January 2005), MONY Financial
                               Resources of the Americas Limited.
                               Senior Vice President and Chief
                               Investment Officer (since April 2017).
                               MONY Financial Services, Inc.; Director
                               (since September 2012), MONY
                               International Holdings, LLC. Senior
                               Vice President and Chief Investment
                               Officer (since April 2017),
                               PlanConnect, LLC. Director (since May
                               2017), ICI Mutual Insurance.
-----------------------------------------------------------------------

Paul Hance                     Managing Director and Chief Actuary,
                               AXA Equitable and AXA Equitable
                               Financial Services (since September
                               2018). Senior Vice President and Chief
                               Actuary, MONY America (since September
                               2018). Prior thereto, Vice President
                               and Actuary, Prudential Financial, Inc.
                               (March 2014 to September 2018).
-----------------------------------------------------------------------

                       Retirement Investment Account(R)

--------------------------------------------------------------------------------

SEPARATE ACCOUNTS UNITS OF INTEREST
UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS

--------------------------------------------------------------------------------

POOLED SEPARATE ACCOUNTS

..   AllianceBernstein Balanced, Separate Account No. 10 -- Pooled

..   AllianceBernstein Common Stock, Separate Account No. 4 -- Pooled

..   AllianceBernstein Mid Cap Growth, Separate Account No. 3 -- Pooled
SEPARATE ACCOUNT NO. 66

..   1290 VT Socially Responsible


..   Charter/SM/ Multi-Sector Bond

..   Charter/SM/ Small Cap Value

..   EQ/AB Small Cap Growth

..   EQ/BlackRock Basic Value Equity

..   EQ/Capital Guardian Research

..   EQ/ClearBridge Large Cap Growth

..   EQ/Equity 500 Index

..   EQ/Global Equity Managed Volatility

..   EQ/Intermediate Government Bond

..   EQ/International Core Managed Volatility

..   EQ/International Equity Index

..   EQ/International Value Managed Volatility

..   EQ/JPMorgan Value Opportunities

..   EQ/Large Cap Core Managed Volatility

..   EQ/Large Cap Growth Index

..   EQ/Large Cap Growth Managed Volatility

..   EQ/Large Cap Value Managed Volatility

..   EQ/Mid Cap Index

..   EQ/Mid Cap Value Managed Volatility

..   EQ/Money Market

..   EQ/Quality Bond PLUS

..   EQ/T.Rowe Price Growth Stock


..   Multimanager Technology


                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY


                 BY PHONE:                   BY REGULAR MAIL (CORRESPONDENCE  BY REGISTERED, CERTIFIED, OR OVERNIGHT
                                               AND CONTRIBUTION CHECKS):      DELIVERY (CONTRIBUTION CHECKS ONLY):
              1-800-967-4560                    AXA Equitable-Retirement            AXA Equitable-Retirement
(service consultants are available weekdays         P.O. Box 219489               430 W. 7th Street STE 219489
      9 a.m. to 5 p.m. Eastern time)           Kansas City, MO 64121-9489          Kansas City, MO 64105-1407

---------------------------------------------------------------------------------------------------------------------------------
                                                   FINANCIAL STATEMENTS INDEX
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            PAGE
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNTS NO. 10 (POOLED),  Report of Independent Registered Public Accounting Firm............................... FSA-1
4 (POOLED), 3 (POOLED) AND
66 (POOLED)
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)    Statement of Assets and Liabilities, December 31, 2018................................ FSA-2
                                    ---------------------------------------------------------------------------------------------
                                    Statement of Operations for the Year Ended December 31, 2018.......................... FSA-3
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Changes in Net Assets for the Years
                                    Ended December 31, 2018 and 2017...................................................... FSA-4
                                    ---------------------------------------------------------------------------------------------
                                    Portfolio of Investments, December 31, 2018........................................... FSA-5
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)     Statement of Assets and Liabilities, December 31, 2018................................ FSA-15
                                    ---------------------------------------------------------------------------------------------
                                    Statement of Operations for the Year Ended December 31, 2018.......................... FSA-16
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Changes in Net Assets for the Years
                                    Ended December 31, 2018 and 2017...................................................... FSA-17
                                    ---------------------------------------------------------------------------------------------
                                    Portfolio of Investments, December 31, 2018........................................... FSA-18
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)     Statement of Assets and Liabilities, December 31, 2018................................ FSA-26
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Operations for the Year Ended December 31, 2018......................... FSA-27
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Changes in Net Assets for the Years
                                    Ended December 31, 2018 and 2017...................................................... FSA-28
                                    ---------------------------------------------------------------------------------------------
                                    Portfolio of Investments, December 31, 2018........................................... FSA-29
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)    Statements of Assets and Liabilities, December 31, 2018............................... FSA-32
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Operations for the Year Ended December 31, 2018......................... FSA-43
                                    ---------------------------------------------------------------------------------------------
                                    Statements of Changes in Net Assets for the Years
                                    Ended December 31, 2018 and 2017...................................................... FSA-51
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT 10 (POOLED),       Notes to Financial Statements......................................................... FSA-66
4 (POOLED), 3 (POOLED) AND
66 (POOLED)
---------------------------------------------------------------------------------------------------------------------------------
AXA EQUITABLE LIFE                  Reports of Independent Registered Public Accounting Firm.............................. F-1
INSURANCE COMPANY                   ---------------------------------------------------------------------------------------------
                                    Consolidated Balance Sheets as of December 31, 2018 and 2017.......................... F-2
                                    ---------------------------------------------------------------------------------------------
                                    Consolidated Statements of Earnings (Loss), Years
                                    Ended December 31, 2018, 2017 and 2016................................................ F-4
                                    ---------------------------------------------------------------------------------------------
                                    Consolidated Statements of Comprehensive Income (Loss),
                                    Years Ended December 31, 2018, 2017 and 2016.......................................... F-5
                                    ---------------------------------------------------------------------------------------------
                                    Consolidated Statements of Equity, Years
                                    Ended December 31, 2018, 2017 and 2016................................................ F-6
                                    ---------------------------------------------------------------------------------------------
                                    Consolidated Statements of Cash Flows, Years
                                    Ended December 31, 2018, 2017 and 2016................................................ F-7
                                    ---------------------------------------------------------------------------------------------
                                    Notes to Consolidated Financial Statements............................................ F-10
---------------------------------------------------------------------------------------------------------------------------------
                                    The financial statements of the Funds reflect fees, charges and other expenses of the
                                    Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
---------------------------------------------------------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Accounts No. 10 (Pooled), No. 4 (Pooled), No. 3 (Pooled) and No. 66 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) (hereafter collectively referred to as the "Pooled Separate Accounts") as of December 31, 2018 and the related statements of operations for the year ended December 31, 2018 and of changes in net assets for each of the two years in the period ended December 31, 2018, and (2) statements of assets and liabilities of each of the subaccounts of Separate Account No. 66 indicated in the table below (hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2018, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and (2) the financial position of each of the Variable Investment Options as of December 31, 2018, and , the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 RETIREMENT 2020/(2)/
1290 RETIREMENT 2025/(2)/
1290 RETIREMENT 2030/(2)/
1290 RETIREMENT 2035/(2)/
1290 RETIREMENT 2040/(2)/
1290 RETIREMENT 2045/(2)/
1290 RETIREMENT 2050/(2)/
1290 RETIREMENT 2055/(2)/
1290 RETIREMENT 2060/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/JANUS ENTERPRISE/(1)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(2)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO/(2)/ VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX/(2)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period May 15, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and Variable Investment Options based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

                                     FSA-1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds and transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of Separate Account No. 10 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) of AXA Equitable Life Insurance Company since 1993. We have served as the auditor of one or more of the subaccounts in Separate Account No. 66 of AXA Equitable Life Insurance Company since 1997.

                                     FSA-2

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
  Common stocks -- at fair value (cost: $12,868,905)......................                   $12,802,162
  Long-term debt securities -- at fair value (amortized cost: $8,799,190).                     8,775,387
  Rights -- at fair value (cost: $2,293)..................................                         2,262
Cash......................................................................                       554,539
Foreign cash (cost: $35,874)..............................................                        35,866
Interest and dividends receivable.........................................                        83,642
Receivable from AXA Equitable's General Account...........................                        12,554
Fees receivable from Contractowners.......................................                        13,290
                                                                                             -----------
   Total assets...........................................................                    22,279,702
                                                                                             -----------

Liabilities:
Payable for investments securities purchased..............................                       101,399
Accrued custody and bank fees.............................................                         9,349
Asset management fee payable..............................................                        22,524
Accrued expenses..........................................................                         9,979
                                                                                             -----------
   Total liabilities......................................................                       143,251
                                                                                             -----------
Net Assets Attributable to Contractowners or in Accumulation..............                   $22,136,451
                                                                                             ===========

                                                                           Units Outstanding Unit Values
                                                                           ----------------- -----------
Institutional.............................................................            1      $ 38,570.01
RIA.......................................................................        4,004           340.92
MRP.......................................................................      251,830            81.57
EPP.......................................................................          566           362.61

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
 Dividends (net of foreign taxes withheld of $17,781)........................... $   330,840
 Interest.......................................................................     320,726
                                                                                 -----------
   Total investment income......................................................     651,566
                                                                                 -----------

Expenses (Note 6):
 Investment management fees.....................................................    (122,961)
 Custody and bank fees..........................................................     (18,392)
 Other operating expenses.......................................................     (16,141)
                                                                                 -----------
   Total expenses...............................................................    (157,494)
                                                                                 -----------

Net Investment Income (Loss)....................................................     494,072
                                                                                 -----------

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions (Note 2):
 Net realized gain (loss) from investments and foreign currency transactions....   1,663,224
 Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities..................................  (3,250,664)
                                                                                 -----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
 Transactions...................................................................  (1,587,440)
                                                                                 -----------

Net Increase (Decrease) in Net Assets Attributable to Operations................ $(1,093,368)
                                                                                 ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended        Year Ended
                                                                                  December 31, 2018 December 31, 2017
                                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)....................................................    $   494,072       $   478,842
 Net realized gain (loss) on investments and foreign currency transactions.......      1,663,224         1,646,496
 Change in unrealized appreciation (depreciation) of investments and foreign
   currency denominated assets and liabilities...................................     (3,250,664)        1,185,316
                                                                                     -----------       -----------
   Net increase (decrease) in assets attributable to operations..................     (1,093,368)        3,310,654
                                                                                     -----------       -----------

From Contractowners Transactions:
 Contributions...................................................................      1,811,785         1,548,716
 Withdrawals.....................................................................     (4,238,208)       (4,534,987)
 Asset management fees (Note 6)..................................................        (83,851)          (87,176)
 Administrative fees (Note 6)....................................................       (161,097)         (171,376)
                                                                                     -----------       -----------
   Net increase (decrease) in net assets attributable to contractowners
    transactions.................................................................     (2,671,371)       (3,244,823)
                                                                                     -----------       -----------
Increase (Decrease) in Net Assets................................................     (3,764,739)           65,831
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of
 Year............................................................................     25,901,190        25,835,359
                                                                                     -----------       -----------

Net Assets Attributable to Contractowners or in Accumulation -- End of Year......    $22,136,451       $25,901,190
                                                                                     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
COMMON STOCKS -- 57.8%

Financials -- 9.4%

Banks -- 4.9%
Australia & New Zealand Banking Group Ltd.......  2,190   $   37,822
Banco Santander SA..............................  5,810       26,323
Bank of America Corp............................  3,529       86,955
Bank of Ireland Group PLC.......................  3,490       19,366
BNP Paribas SA..................................    820       36,948
BOC Hong Kong Holdings Ltd......................  3,000       11,137
Citigroup, Inc..................................  1,260       65,596
Commonwealth Bank of Australia..................    700       35,688
DBS Group Holdings Ltd..........................    700       12,172
Erste Group Bank AG/(a)/........................    610       20,180
HSBC Holdings PLC...............................  9,600       79,135
ING Groep NV....................................  2,740       29,406
JPMorgan Chase & Co.............................    948       92,544
Jyske Bank A/S..................................  1,340       48,429
Lloyds Banking Group PLC........................ 60,880       40,100
Mediobanca Banca di Credito Finanziario SpA.....  3,180       26,846
Mitsubishi UFJ Financial Group, Inc............. 11,300       55,401
Mizuho Financial Group, Inc..................... 29,900       46,216
National Australia Bank Ltd.....................    770       13,060
Royal Bank of Canada............................    290       19,840
Sumitomo Mitsui Financial Group, Inc............  1,300       42,812
Swedbank AB -- Class A..........................  3,240       72,394
Toronto-Dominion Bank (The).....................    380       18,880
US Bancorp......................................    530       24,221
Wells Fargo & Co................................  1,590       73,267
Westpac Banking Corp............................  1,945       34,351
Zions Bancorp NA................................    280       11,407
                                                          ----------
                                                           1,080,496
                                                          ----------
Capital Markets -- 1.4%
Affiliated Managers Group, Inc..................    440       42,874
BlackRock, Inc. -- Class A......................     30       11,785
Charles Schwab Corp. (The)......................    290       12,044
Credit Suisse Group AG (REG)/(a)/...............    910        9,919
Goldman Sachs Group, Inc. (The).................    330       55,126
Intercontinental Exchange, Inc..................    200       15,066
Julius Baer Group Ltd./(a)/.....................    280        9,949
London Stock Exchange Group PLC.................    260       13,478
Moody's Corp....................................    100       14,004
Morgan Stanley..................................  1,230       48,769
MSCI, Inc. -- Class A...........................     90       13,269
Partners Group Holding AG.......................     20       12,131
S&P Global, Inc.................................     80       13,595
Singapore Exchange Ltd..........................  8,200       42,973
                                                          ----------
                                                             314,982
                                                          ----------
Consumer Finance -- 0.4%
American Express Co.............................    251       23,969
Capital One Financial Corp......................    150       11,339
Synchrony Financial.............................  2,640       61,934
                                                          ----------
                                                              97,242
                                                          ----------
Diversified Financial Services -- 0.9%
Berkshire Hathaway, Inc. -- Class B/(a)/........    598      122,099
ORIX Corp.......................................  2,800       40,872
Pargesa Holding SA..............................    480       34,517
                                                          ----------
                                                             197,488
                                                          ----------

Company                                            Shares U.S. $ Value
----------------------------------------------------------------------
Insurance -- 1.8%
AIA Group Ltd.....................................  2,800   $   23,262
Allianz SE (REG)..................................    320       64,068
American International Group, Inc.................  1,120       44,139
Arthur J Gallagher & Co...........................    210       15,477
Everest Re Group Ltd..............................    310       67,506
Fidelity National Financial, Inc..................  1,157       36,376
Prudential Financial, Inc.........................    520       42,406
Prudential PLC....................................    630       11,241
Reinsurance Group of America, Inc. -- Class A.....    400       56,092
Zurich Insurance Group AG.........................    100       29,721
                                                            ----------
                                                               390,288
                                                            ----------
Total Financials..................................           2,080,496
                                                            ----------

Information Technology -- 8.5%

Communications Equipment -- 1.0%
Cisco Systems, Inc................................  1,064       46,103
Finisar Corp./(a)/................................    730       15,768
Juniper Networks, Inc.............................  3,000       80,730
Nokia Oyj......................................... 12,410       71,878
                                                            ----------
                                                               214,479
                                                            ----------
Electronic Equipment, Instruments & Components -- 0.1%
Halma PLC.........................................    880       15,318
IPG Photonics Corp./(a)/..........................     90       10,196
                                                            ----------
                                                                25,514
                                                            ----------
IT Services -- 2.0%
Accenture PLC -- Class A..........................    330       46,533
Amdocs Ltd........................................    220       12,888
Booz Allen Hamilton Holding Corp..................    720       32,450
Cognizant Technology Solutions Corp. -- Class A...    640       40,627
Genpact Ltd.......................................    480       12,955
International Business Machines Corp..............    420       47,741
Mastercard, Inc. -- Class A.......................    510       96,212
PayPal Holdings, Inc./(a)/........................    260       21,863
Visa, Inc. -- Class A.............................    843      111,226
Wirecard AG.......................................    190       28,844
                                                            ----------
                                                               451,339
                                                            ----------
Semiconductors & Semiconductor Equipment -- 1.4%
ASML Holding NV...................................    170       26,572
Broadcom, Inc.....................................    124       31,531
Infineon Technologies AG..........................    570       11,315
Intel Corp........................................  2,430      114,040
Micron Technology, Inc./(a)/......................  1,340       42,518
NVIDIA Corp.......................................    160       21,360
NXP Semiconductors NV.............................    190       13,923
QUALCOMM, Inc.....................................    360       20,488
SUMCO Corp........................................    900       10,013
Texas Instruments, Inc............................    310       29,295
                                                            ----------
                                                               321,055
                                                            ----------
Software -- 2.4%
Adobe, Inc./(a)/..................................    320       72,397
Dassault Systemes SE..............................     90       10,666
Intuit, Inc.......................................    260       51,181
Microsoft Corp....................................  2,500      253,925
New Relic, Inc./(a)/..............................    160       12,955
Oracle Corp.......................................  1,130       51,020
SailPoint Technologies Holding, Inc./(a)/.........    480       11,275

                                     FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Software (Continued)
salesforce.com, Inc./(a)/.......................    270   $   36,982
SAP SE..........................................    220       21,862
                                                          ----------
                                                             522,263
                                                          ----------
Technology Hardware, Storage & Peripherals -- 1.6%
Apple, Inc......................................  1,963      309,644
NCR Corp./(a)/..................................    520       12,002
Xerox Corp......................................  1,390       27,466
                                                          ----------
                                                             349,112
                                                          ----------
Total Information Technology....................           1,883,762
                                                          ----------

Health Care -- 8.4%

Biotechnology -- 1.9%
AbbVie, Inc.....................................    930       85,737
Amgen, Inc......................................    340       66,188
Biogen, Inc./(a)/...............................    180       54,165
Celgene Corp./(a)/..............................    520       33,327
CSL Ltd.........................................    410       53,527
Gilead Sciences, Inc............................  1,760      110,088
Vertex Pharmaceuticals, Inc./(a)/...............    110       18,228
                                                          ----------
                                                             421,260
                                                          ----------
Health Care Equipment & Supplies -- 0.8%
Abbott Laboratories.............................    400       28,932
Danaher Corp....................................    140       14,437
Hoya Corp.......................................    300       18,072
Intuitive Surgical, Inc./(a)/...................    100       47,892
Medtronic PLC...................................    570       51,847
West Pharmaceutical Services, Inc...............    130       12,744
                                                          ----------
                                                             173,924
                                                          ----------
Health Care Providers & Services -- 0.7%
Anthem, Inc.....................................     60       15,758
Cigna Corp......................................    155       29,439
CVS Health Corp.................................    350       22,932
McKesson Corp...................................    110       12,152
UnitedHealth Group, Inc.........................    290       72,245
WellCare Health Plans, Inc./(a)/................     50       11,804
                                                          ----------
                                                             164,330
                                                          ----------
Health Care Technology -- 0.1%
Medidata Solutions, Inc./(a)/...................    170       11,461
                                                          ----------

Life Sciences Tools & Services -- 0.3%
Bio-Rad Laboratories, Inc. -- Class A/(a)/......     50       11,611
Bruker Corp.....................................    420       12,503
ICON PLC/(a)/...................................    100       12,921
Illumina, Inc./(a)/.............................     60       17,996
Thermo Fisher Scientific, Inc...................    100       22,379
                                                          ----------
                                                              77,410
                                                          ----------
Pharmaceuticals -- 4.6%
Allergan PLC....................................    318       42,504
AstraZeneca PLC.................................    310       23,122
Bristol-Myers Squibb Co.........................  1,230       63,935
Eli Lilly & Co..................................    650       75,218
GlaxoSmithKline PLC.............................  2,680       51,035
Johnson & Johnson...............................    750       96,787
Merck & Co., Inc................................    594       45,388
Novartis AG (REG)...............................  1,160       99,055

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Pharmaceuticals (Continued)
Novo Nordisk A/S -- Class B.....................  1,390   $   63,727
Pfizer, Inc.....................................  2,694      117,593
Roche Holding AG................................    510      126,240
Sanofi..........................................    917       79,369
Shire PLC.......................................    960       55,816
Vectura Group PLC/(a)/.......................... 30,750       27,452
Zoetis, Inc.....................................    490       41,915
                                                          ----------
                                                           1,009,156
                                                          ----------
Total Health Care...............................           1,857,541
                                                          ----------

Consumer Discretionary -- 7.5%

Auto Components -- 0.6%
Aptiv PLC.......................................    170       10,467
Magna International, Inc. -- Class A............    890       40,450
NGK Spark Plug Co., Ltd.........................  3,700       73,168
Toyo Tire & Rubber Co., Ltd.....................    900       11,178
                                                          ----------
                                                             135,263
                                                          ----------
Automobiles -- 0.9%
Honda Motor Co., Ltd............................  1,700       44,742
Peugeot SA......................................  3,270       69,584
Subaru Corp.....................................    800       17,073
Toyota Motor Corp...............................  1,200       69,394
                                                          ----------
                                                             200,793
                                                          ----------
Diversified Consumer Services -- 0.2%
Bright Horizons Family Solutions, Inc./(a)/.....    120       13,374
Service Corp. International/US..................    350       14,091
Sotheby's/(a)/..................................    300       11,922
                                                          ----------
                                                              39,387
                                                          ----------
Hotels, Restaurants & Leisure -- 0.9%
Bloomin' Brands, Inc............................  1,010       18,069
Compass Group PLC...............................  1,668       35,075
Las Vegas Sands Corp............................    350       18,218
McDonald's Corp.................................    160       28,411
Starbucks Corp..................................  1,670      107,548
                                                          ----------
                                                             207,321
                                                          ----------
Household Durables -- 0.5%
Nikon Corp......................................  3,800       56,544
Panasonic Corp..................................  1,100        9,872
Sony Corp.......................................    700       33,713
                                                          ----------
                                                             100,129
                                                          ----------
Internet & Direct Marketing Retail -- 1.4%
Amazon.com, Inc./(a)/...........................    150      225,296
Booking Holdings, Inc./(a)/.....................     40       68,897
Etsy, Inc./(a)/.................................    460       21,882
                                                          ----------
                                                             316,075
                                                          ----------
Specialty Retail -- 1.7%
AutoZone, Inc./(a)/.............................     70       58,684
Gap, Inc. (The).................................  1,390       35,806
Home Depot, Inc. (The)..........................    400       68,728
Lowe's Cos., Inc................................    650       60,034
Michaels Cos., Inc. (The)/(a)/..................    880       11,915
Ross Stores, Inc................................    650       54,080
Signet Jewelers Ltd.............................    670       21,286
TJX Cos., Inc. (The)............................  1,440       64,426
                                                          ----------
                                                             374,959
                                                          ----------

                                     FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.3%
adidas AG...................................    220   $   45,872
Deckers Outdoor Corp./(a)/..................    300       38,385
EssilorLuxottica SA.........................    410       51,853
LVMH Moet Hennessy Louis Vuitton SE.........    120       35,053
NIKE, Inc. -- Class B.......................    910       67,468
Pandora A/S.................................    660       26,897
Samsonite International SA/(a)/.............  4,800       13,638
                                                      ----------
                                                         279,166
                                                      ----------
Total Consumer Discretionary................           1,653,093
                                                      ----------

Consumer Staples -- 5.6%

Beverages -- 1.0%
Coca-Cola Bottlers Japan Holdings, Inc......  2,200       65,540
Coca-Cola Co. (The).........................    840       39,774
Diageo PLC..................................  2,030       72,484
PepsiCo, Inc................................    370       40,878
                                                      ----------
                                                         218,676
                                                      ----------
Food & Staples Retailing -- 1.0%
Costco Wholesale Corp.......................    150       30,557
US Foods Holding Corp./(a)/.................  2,100       66,444
Walgreens Boots Alliance, Inc...............    697       47,626
Walmart, Inc................................    910       84,766
                                                      ----------
                                                         229,393
                                                      ----------
Food Products -- 0.9%
Danone SA...................................    200       14,065
Kerry Group PLC -- Class A..................    140       13,832
Nestle SA (REG).............................  1,105       89,421
Orkla ASA...................................  6,810       53,244
WH Group Ltd................................ 40,000       30,726
                                                      ----------
                                                         201,288
                                                      ----------
Household Products -- 1.5%
Colgate-Palmolive Co........................    880       52,377
Henkel AG & Co. KGaA (Preference Shares)....    120       13,087
Kimberly-Clark Corp.........................    430       48,994
Procter & Gamble Co. (The)..................    988       90,817
Reckitt Benckiser Group PLC.................    660       50,501
Unicharm Corp...............................  2,000       64,619
                                                      ----------
                                                         320,395
                                                      ----------
Personal Products -- 0.6%
L'Oreal SA..................................    440      100,454
Unilever PLC................................    440       23,083
                                                      ----------
                                                         123,537
                                                      ----------
Tobacco -- 0.6%
Altria Group, Inc...........................  1,110       54,823
British American Tobacco PLC................    660       20,984
Philip Morris International, Inc............    960       64,090
                                                      ----------
                                                         139,897
                                                      ----------
Total Consumer Staples......................           1,233,186
                                                      ----------

Industrials -- 5.3%

Aerospace & Defense -- 1.6%
AerCap Holdings NV/(a)/.....................    260       10,296
Airbus SE...................................    320       30,439
BAE Systems PLC.............................  2,000       11,689

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Aerospace & Defense (Continued)
Boeing Co. (The)............................    380   $  122,550
Hexcel Corp.................................  1,240       71,102
Leonardo SpA................................  1,240       10,900
Lockheed Martin Corp........................     90       23,566
MTU Aero Engines AG.........................     70       12,675
Raytheon Co.................................    290       44,471
United Technologies Corp....................    210       22,361
                                                      ----------
                                                         360,049
                                                      ----------
Air Freight & Logistics -- 0.3%
CH Robinson Worldwide, Inc..................    630       52,977
United Parcel Service, Inc. -- Class B......    250       24,382
                                                      ----------
                                                          77,359
                                                      ----------
Airlines -- 0.3%
Alaska Air Group, Inc.......................    220       13,387
Qantas Airways Ltd.......................... 15,350       62,590
                                                      ----------
                                                          75,977
                                                      ----------
Building Products -- 0.1%
Kingspan Group PLC (London).................    310       12,984
                                                      ----------

Commercial Services & Supplies -- 0.4%
Copart, Inc./(a)/...........................    280       13,378
Secom Co., Ltd..............................  1,000       82,868
                                                      ----------
                                                          96,246
                                                      ----------
Electrical Equipment -- 0.3%
Rockwell Automation, Inc....................     90       13,543
Schneider Electric SE (Paris)...............    150       10,152
Signify NV..................................    680       15,871
Vestas Wind Systems A/S.....................    260       19,647
                                                      ----------
                                                          59,213
                                                      ----------
Industrial Conglomerates -- 0.4%
3M Co.......................................    130       24,770
Honeywell International, Inc................    290       38,315
Siemens AG (REG)............................    150       16,698
                                                      ----------
                                                          79,783
                                                      ----------
Machinery -- 0.7%
Caterpillar, Inc............................    210       26,685
Dover Corp..................................    670       47,537
Kone Oyj -- Class B.........................    860       40,964
Oshkosh Corp................................    210       12,875
Stanley Black & Decker, Inc.................    110       13,171
Xylem, Inc./NY..............................    210       14,011
                                                      ----------
                                                         155,243
                                                      ----------
Professional Services -- 0.3%
RELX PLC/(a)/...............................  3,440       70,618
                                                      ----------

Road & Rail -- 0.8%
Canadian National Railway Co................    650       48,120
CSX Corp....................................    700       43,491
Norfolk Southern Corp.......................    320       47,853
Union Pacific Corp..........................    310       42,851
                                                      ----------
                                                         182,315
                                                      ----------
Transportation Infrastructure -- 0.1%
Flughafen Zurich AG.........................     70       11,550
                                                      ----------
Total Industrials...........................           1,181,337
                                                      ----------

                                     FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Communication Services -- 4.8%

Diversified Telecommunication Services -- 1.1%
AT&T, Inc...................................  2,260   $   64,500
Deutsche Telekom AG (REG)...................  2,250       38,118
Nippon Telegraph & Telephone Corp...........  2,100       85,593
Verizon Communications, Inc.................    930       52,285
                                                      ----------
                                                         240,496
                                                      ----------
Entertainment -- 0.5%
Netflix, Inc./(a)/..........................     60       16,060
Walt Disney Co. (The).......................    850       93,202
                                                      ----------
                                                         109,262
                                                      ----------
Interactive Media & Services -- 1.8%
Alphabet, Inc. -- Class A/(a)/..............    133      138,979
Alphabet, Inc. -- Class C/(a)/..............    121      125,309
Facebook, Inc. -- Class A/(a)/..............    900      117,981
Yahoo Japan Corp............................ 12,600       31,314
                                                      ----------
                                                         413,583
                                                      ----------
Media -- 0.5%
Comcast Corp. -- Class A....................  3,100      105,555
                                                      ----------

Wireless Telecommunication Services -- 0.9%
KDDI Corp...................................  2,300       54,903
SoftBank Group Corp.........................    200       13,087
T-Mobile US, Inc./(a)/......................  1,280       81,421
Vodafone Group PLC.......................... 23,830       46,296
                                                      ----------
                                                         195,707
                                                      ----------
Total Communication Services................           1,064,603
                                                      ----------

Energy -- 3.7%

Oil, Gas & Consumable Fuels -- 3.7%
BP PLC......................................  7,640       48,260
Chevron Corp................................    540       58,747
ConocoPhillips..............................    890       55,492
Enbridge, Inc...............................    820       25,462
Eni SpA.....................................  2,740       43,186
Exxon Mobil Corp............................  1,192       81,282
HollyFrontier Corp..........................  1,060       54,187
JXTG Holdings, Inc.......................... 12,200       63,297
Marathon Petroleum Corp.....................    740       43,667
Phillips 66.................................    350       30,153
Repsol SA...................................  4,946       79,337
Royal Dutch Shell PLC -- Class A............  2,790       82,048
Royal Dutch Shell PLC -- Class B............  1,825       54,520
Suncor Energy, Inc..........................  1,120       31,268
TOTAL SA....................................    500       26,313
Valero Energy Corp..........................    620       46,481
                                                      ----------
Total Energy................................             823,700
                                                      ----------

Materials -- 2.5%

Chemicals -- 1.3%
BASF SE.....................................    175       12,083
DowDuPont, Inc..............................    560       29,949
Ecolab, Inc.................................    100       14,735
Johnson Matthey PLC.........................    630       22,477
Koninklijke DSM NV..........................    160       12,950
Linde PLC...................................    170       26,527
LyondellBasell Industries NV -- Class A.....    820       68,191

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Chemicals (Continued)
Mosaic Co. (The)............................  1,590  $    46,444
Tosoh Corp..................................  2,600       33,691
Trinseo SA..................................    660       30,215
                                                     -----------
                                                         297,262
                                                     -----------
Construction Materials -- 0.1%
Buzzi Unicem SpA............................    590       10,154
                                                     -----------

Metals & Mining -- 1.0%
Alcoa Corp./(a)/............................    440       11,695
BHP Group Ltd...............................  1,750       42,278
BlueScope Steel Ltd.........................  2,795       21,550
First Quantum Minerals Ltd..................    890        7,194
Glencore PLC/(a)/...........................  4,790       17,796
Newcrest Mining Ltd.........................  1,330       20,431
Rio Tinto PLC...............................  1,060       50,726
South32 Ltd................................. 23,200       55,161
                                                     -----------
                                                         226,831
                                                     -----------
Paper & Forest Products -- 0.1%
Mondi PLC...................................    580       12,071
                                                     -----------
Total Materials.............................             546,318
                                                     -----------

Utilities -- 1.4%

Electric Utilities -- 1.0%
American Electric Power Co., Inc............    230       17,190
Enel SpA....................................  5,630       32,564
Exelon Corp.................................  1,150       51,865
Iberdrola SA................................  5,883       47,133
NextEra Energy, Inc.........................    140       24,335
Southern Co. (The)..........................  1,140       50,069
                                                     -----------
                                                         223,156
                                                     -----------
Multi-Utilities -- 0.1%
Suez........................................  1,040       13,708
                                                     -----------

Water Utilities -- 0.3%
American Water Works Co., Inc...............    190       17,246
Aqua America, Inc...........................  2,020       69,064
                                                     -----------
                                                          86,310
                                                     -----------
Total Utilities.............................             323,174
                                                     -----------

Real Estate -- 0.7%

Equity Real Estate Investment Trusts (REITs) -- 0.5%
Empire State Realty Trust, Inc. -- Class A..    870       12,380
Mid-America Apartment Communities, Inc......    400       38,280
Prologis, Inc...............................    240       14,093
SBA Communications Corp./(a)/...............     90       14,570
Simon Property Group, Inc...................    210       35,278
                                                     -----------
                                                         114,601
                                                     -----------
Real Estate Management & Development -- 0.2%
Aroundtown SA...............................  1,740       14,361
CBRE Group, Inc. -- Class A/(a)/............    310       12,413
Vonovia SE..................................    300       13,577
                                                     -----------
                                                          40,351
                                                     -----------
Total Real Estate...........................             154,952
                                                     -----------
Total Common Stocks  (cost $12,868,905).....          12,802,162
                                                     -----------

                                     FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                         Principal
                                          Amount
Company                                    (000)   U.S. $ Value
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES -- 39.7%

GOVERNMENTS - TREASURIES -- 16.0%

United States -- 16.0%
U.S. Treasury Bonds 2.25%, 8/15/46......      $ 40   $   34,090
 2.50%, 5/15/46.........................         7        6,672
 2.75%, 8/15/42-11/15/47................       131      124,097
 2.875%, 5/15/43-11/15/46...............        56       54,773
 3.00%, 5/15/42-2/15/48.................       330      328,690
 3.625%, 2/15/44........................         7        7,753
 4.375%, 2/15/38........................        28       34,287
 4.50%, 8/15/39.........................        55       68,509
 4.625%, 2/15/40........................        72       91,215
 5.25%, 11/15/28........................        10       12,178
 5.375%, 2/15/31........................        15       19,059
 5.50%, 8/15/28.........................        21       26,432
 7.125%, 2/15/23........................       245      288,755
U.S. Treasury Notes 1.25%, 10/31/21.....        33       31,510
 1.375%, 10/31/20-5/31/21...............       994      973,255
 1.625%, 8/15/22-5/15/26................       525      506,382
 1.75%, 5/15/22-6/30/22.................       215      209,346
 1.875%, 2/28/22-7/31/22................       194      190,231
 2.00%, 8/15/25.........................       190      183,172
 2.125%, 12/31/22.......................        44       43,381
 2.25%, 12/31/23........................        71       70,101
 2.50%, 8/15/23-5/15/24.................       173      172,835
 2.875%, 8/15/28........................        42       42,650
 3.125%, 11/15/28.......................        32       33,195
                                                     ----------
Total Governments -- Treasuries.........              3,552,568
                                                     ----------

CORPORATES - INVESTMENT GRADE -- 9.2%/(c)/

Industrial -- 5.1%

Basic -- 0.4%
DowDuPont, Inc. 4.205%, 11/15/23........        15       15,337
 4.493%, 11/15/25.......................        15       15,432
Eastman Chemical Co.  3.80%, 3/15/25....         8        7,711
Glencore Funding LLC  4.125%, 5/30/23...         4        3,960
Vale Overseas Ltd.  6.25%, 8/10/26......        25       27,000
Yamana Gold, Inc.  4.95%, 7/15/24.......        17       16,584
                                                     ----------
                                                         86,024
                                                     ----------
Capital Goods -- 0.1%
General Electric Co.  Series D  5.00%,
 1/21/21/(d)/...........................         7        5,375
United Technologies Corp.  3.95%,
 8/16/25................................        19       18,869
                                                     ----------
                                                         24,244
                                                     ----------

                                             Principal
                                              Amount
Company                                        (000)   U.S. $ Value
-------------------------------------------------------------------
Communications - Media -- 0.6%
Charter Communications Operating
 LLC/Charter Communications Operating
 Capital  4.908%, 7/23/25...................       $25     $ 24,815
Comcast Corp.  4.15%, 10/15/28..............        20       20,300
Cox Communications, Inc.  2.95%, 6/30/23....        11       10,588
Time Warner Cable LLC 4.125%, 2/15/21.......        30       30,199
 4.50%, 9/15/42.............................        10        7,948
Warner Media LLC 3.55%, 6/01/24.............        19       18,399
 4.00%, 1/15/22.............................         9        9,085
 4.70%, 1/15/21.............................        10       10,244
                                                           --------
                                                            131,578
                                                           --------
Communications - Telecommunications -- 0.6%
AT&T, Inc. 3.40%, 5/15/25...................        55       51,812
 4.125%, 2/17/26............................        28       27,381
Telefonica Emisiones SA  5.462%, 2/16/21....        10       10,362
Verizon Communications, Inc.  4.862%,
 8/21/46....................................        15       14,759
Vodafone Group PLC 3.75%, 1/16/24...........         8        7,867
 4.125%, 5/30/25............................        17       16,796
                                                           --------
                                                            128,977
                                                           --------
Consumer Cyclical - Automotive -- 0.0%
General Motors Financial Co., Inc. 4.00%,
 1/15/25....................................         5        4,671
 4.30%, 7/13/25.............................         5        4,725
                                                           --------
                                                              9,396
                                                           --------
Consumer Non-Cyclical -- 0.9%
Ahold Finance USA LLC  6.875%, 5/01/29......        24       28,098
AmerisourceBergen Corp.  4.30%, 12/15/47....        10        8,521
AstraZeneca PLC  6.45%, 9/15/37.............        10       11,970
Becton Dickinson and Co.  3.734%, 12/15/24..         7        6,768
Biogen, Inc.  4.05%, 9/15/25................        24       23,923
Cigna Corp. 3.75%, 7/15/23..................         7        6,983
 4.125%, 11/15/25...........................        10        9,979
 4.375%, 10/15/28...........................        10       10,047
CVS Health Corp. 3.875%, 7/20/25............        23       22,430
 4.10%, 3/25/25.............................        10        9,898
Laboratory Corp. of America Holdings
  3.60%, 2/01/25............................        10        9,608
Reynolds American, Inc.  5.85%, 8/15/45.....        12       11,068

                                    FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
Consumer Non-Cyclical (Continued)
Tyson Foods, Inc.
 2.65%, 8/15/19....................................       $10     $  9,948
  3.95%, 8/15/24...................................        22       21,855
Zoetis, Inc.
 3.45%, 11/13/20...................................         9        9,026
                                                                  --------
                                                                   200,122
                                                                  --------
Energy -- 1.8%
Cenovus Energy, Inc.
 3.00%, 8/15/22....................................         5        4,740
  4.25%, 4/15/27...................................        30       27,318
  5.70%, 10/15/19..................................         3        3,512
Encana Corp.
 3.90%, 11/15/21...................................        10        9,997
Energy Transfer Operating LP
 4.75%, 1/15/26....................................        20       19,404
Enterprise Products Operating LLC
 3.35%, 3/15/23....................................        20       19,746
  3.70%, 2/15/26...................................        27       26,378
  5.20%, 9/01/20...................................        20       20,588
Kinder Morgan Energy Partners LP
 3.95%, 9/01/22....................................        36       35,995
  4.15%, 3/01/22...................................        11       11,087
  6.85%, 2/15/20...................................         9        9,322
Marathon Petroleum Corp.
 5.125%, 3/01/21...................................        11       11,312
Noble Energy, Inc.
 3.90%, 11/15/24...................................        21       20,258
  4.15%, 12/15/21..................................         8        8,020
Phillips 66
 4.30%, 4/01/22....................................        21       21,567
Plains All American Pipeline LP/PAA Finance Corp.
 3.60%, 11/01/24...................................        28       26,551
Sabine Pass Liquefaction LLC
 5.625%, 3/01/25...................................        55       57,307
TransCanada PipeLines Ltd.
 4.826%, 5/15/67/(b)/..............................        13       10,521
Valero Energy Corp.
 6.125%, 2/01/20...................................        17       17,494
Western Gas Partners LP
 4.50%, 3/01/28....................................         5        4,687
  4.75%, 8/15/28...................................         5        4,779
Williams Cos., Inc. (The)
 3.90%, 1/15/25....................................         6        5,823
  4.125%, 11/15/20.................................        16       16,120
                                                                  --------
                                                                   392,526
                                                                  --------
Services -- 0.3%
eBay, Inc.
 3.80%, 3/09/22....................................         8        8,043
Expedia Group, Inc.
 3.80%, 2/15/28....................................        17       15,431
S&P Global, Inc.
 4.40%, 2/15/26....................................        26       26,792
Total System Services, Inc.
 4.00%, 6/01/23....................................        12       11,981
                                                                  --------
                                                                    62,247
                                                                  --------

                                             Principal
                                              Amount
Company                                        (000)   U.S. $ Value
-------------------------------------------------------------------
Technology -- 0.4%
Agilent Technologies, Inc.
 5.00%, 7/15/20.............................       $ 7   $    7,163
Broadcom Corp./Broadcom Cayman Finance Ltd.
 3.625%, 1/15/24............................         5        4,728
  3.875%, 1/15/27...........................        11        9,863
Hewlett Packard Enterprise Co.
 4.90%, 10/15/25............................        25       25,249
KLA-Tencor Corp.
 4.65%, 11/01/24............................        22       22,530
Lam Research Corp.
 2.80%, 6/15/21.............................        10        9,861
Seagate HDD Cayman
 4.75%, 1/01/25.............................        12       10,680
                                                         ----------
                                                             90,074
                                                         ----------
Total Industrial............................              1,125,188
                                                         ----------

Financial Institutions -- 3.7%

Banking -- 2.9%
Bank of America Corp.
 5.00%, 5/13/21.............................        10       10,372
  Series L
  3.95%, 4/21/25............................        66       63,962
Bank of New York Mellon Corp. (The)
 Series E
 4.95%, 6/20/20/(d)/........................        19       18,599
BB&T Corp.
 2.625%, 6/29/20............................         9        8,917
Capital One Financial Corp.
 3.30%, 10/30/24............................        25       23,613
  4.75%, 7/15/21............................        25       25,624
Citigroup, Inc.
 4.044%, 6/01/24............................        53       53,046
Commonwealth Bank of Australia
 2.25%, 3/10/20.............................        20       19,814
Compass Bank
 5.50%, 4/01/20.............................        35       35,546
Fifth Third Bancorp
 3.50%, 3/15/22.............................        12       12,015
Goldman Sachs Group, Inc. (The)
 2.35%, 11/15/21............................         7        6,744
  3.85%, 7/08/24............................        10        9,743
  5.75%, 1/24/22............................        55       57,587
  Series D
  6.00%, 6/15/20............................         7        7,244
HSBC Holdings PLC
 4.00%, 3/30/22.............................        30       30,337
  5.10%, 4/05/21............................        20       20,656
JPMorgan Chase & Co.
 3.22%, 3/01/25.............................        50       48,317
  3.625%, 5/13/24...........................        32       31,738
  4.40%, 7/22/20............................        20       20,362
  4.50%, 1/24/22............................        20       20,601
  Series V
  5.00%, 7/01/19/(d)/.......................        10        9,706
Morgan Stanley
 5.00%, 11/24/25............................        10       10,171
  Series G
  3.75%, 2/25/23............................        20       19,965
  4.35%, 9/08/26............................        23       22,309

                                    FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

                                               Principal
                                                Amount
Company                                          (000)   U.S. $ Value
---------------------------------------------------------------------
Banking (Continued)
PNC Financial Services Group, Inc. (The)
 5.125%, 2/08/20..............................       $15   $   15,315
Santander Holdings USA, Inc.
 4.40%, 7/13/27...............................        25       23,600
US Bancorp
 Series J
 5.30%, 4/15/27/(d)/..........................        12       11,275
Wells Fargo & Co.
 3.069%, 1/24/23..............................        20       19,424
                                                           ----------
                                                              656,602
                                                           ----------
Finance -- 0.1%
Synchrony Financial
 4.50%, 7/23/25...............................        19       17,246
                                                           ----------
Insurance -- 0.4%
American International Group, Inc.
 Series A-9
 5.75%, 4/01/48...............................        11        9,626
Anthem, Inc.
 3.30%, 1/15/23...............................        11       10,823
Guardian Life Insurance Co. of America (The)
 4.85%, 1/24/77...............................        13       12,856
Massachusetts Mutual Life Insurance Co.
 8.875%, 6/01/39..............................         4        6,018
Nationwide Mutual Insurance Co.
 9.375%, 8/15/39..............................         5        7,492
New York Life Global Funding
 1.95%, 2/11/20...............................        26       25,701
Prudential Financial, Inc.
 4.50%, 11/15/20..............................        19       19,423
                                                           ----------
                                                               91,939
                                                           ----------
REITS -- 0.3%
Healthcare Trust of America Holdings LP
 2.95%, 7/01/22...............................        25       24,322
Host Hotels & Resorts LP
 Series D
 3.75%, 10/15/23..............................         3        2,926
Welltower, Inc.
 4.00%, 6/01/25...............................        35       34,415
                                                           ----------
                                                               61,663
                                                           ----------
Total Financial Institutions..................                827,450
                                                           ----------

Utility -- 0.4%

Electric -- 0.4%
Berkshire Hathaway Energy Co.
 6.125%, 4/01/36..............................        25       29,817
Enel Chile SA
 4.875%, 6/12/28..............................        12       11,904
Exelon Corp.
 5.10%, 6/15/45...............................        10       10,290
Exelon Generation Co. LLC
 2.95%, 1/15/20...............................        21       20,842
Pacific Gas & Electric Co.
 4.50%, 12/15/41..............................        10        7,882
TECO Finance, Inc.
 5.15%, 3/15/20...............................        10       10,193
                                                           ----------
                                                               90,928
                                                           ----------
Total Corporates -- Investment Grade..........              2,043,566
                                                           ----------

                                           Principal
                                            Amount
Company                                      (000)   U.S. $ Value
-----------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 9.1%

Agency Fixed Rate 30-Year -- 8.3%
Federal Home Loan Mortgage Corp. Gold
  Series 2007
  5.50%, 7/01/35..........................      $  5   $    5,694
  Series 2016
  4.00%, 2/01/46..........................        39       39,914
  Series 2017
  4.00%, 7/01/44..........................        34       34,720
  Series 2018
  4.00%, 12/01/48.........................        30       30,701
  4.50%, 10/01/48-11/01/48................       114      119,072
  5.00%, 11/01/48.........................        44       46,599
Federal National Mortgage Association
  Series 2003
  5.50%, 4/01/33-7/01/33..................        19       20,025
  Series 2004
  5.50%, 4/01/34-1/01/35..................        22       23,237
  Series 2010
  4.00%, 12/01/40.........................        19       19,167
  Series 2013
  4.00%, 10/01/43.........................        73       74,462
  Series 2015
  3.00%, 2/01/45-8/01/45..................        90       87,889
  Series 2016
  3.00%, 12/01/46.........................       224      218,730
  Series 2017
  3.50%, 9/01/47..........................       426      426,147
  Series 2018
  3.50%, 3/01/48-5/01/48..................       350      350,252
  4.00%, 8/01/48-12/01/48.................       106      108,642
  4.50%, 9/01/48..........................       120      125,178
  Series 2019
  4.00%, 1/01/49, TBA.....................        55       56,066
Government National Mortgage Association
 Series 2016
 3.00%, 12/20/46..........................        53       52,326
                                                       ----------
                                                        1,838,821
                                                       ----------

Agency Fixed Rate 15-Year -- 0.8%
Federal National Mortgage Association
 Series 2016
 2.50%, 4/01/31-1/01/32...................       171      167,184
                                                       ----------
Total Mortgage Pass-Throughs..............              2,006,005
                                                       ----------

AGENCIES -- 2.9%

Agency Debentures -- 2.2%
Federal National Mortgage Association
 6.25%, 5/15/29...........................        70       89,379
  6.625%, 11/15/30........................       145      194,804
Residual Funding Corp. Principal Strip
 Zero Coupon, 7/15/20.....................       210      201,901
                                                       ----------
                                                          486,084
                                                       ----------
Agency Callables -- 0.7%
Federal Home Loan Banks
 2.53%, 9/20/19/(e)/......................       155      154,940
                                                       ----------
Total Agencies............................                641,024
                                                       ----------

                                    FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
INFLATION-LINKED SECURITIES -- 1.6%

United States -- 1.6%
U.S. Treasury Inflation Index
  0.375%, 7/15/25 (TIPS)...........................      $144     $148,112
  0.125%, 4/15/21-7/15/26 (TIPS)...................       125      128,309
  0.625%, 7/15/21 (TIPS)...........................        65       72,145
                                                                  --------
Total Inflation-Linked Securities..................                348,566
                                                                  --------

COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%

Non-Agency Fixed Rate CMBS -- 0.3%
Commercial Mortgage Trust
 Series 2015-PC1, Class A5
 3.902%, 7/10/50...................................        38       38,964
UBS-Barclays Commercial Mortgage Trust
 Series 2012-C4, Class A5
 2.85%, 12/10/45...................................        30       29,661
                                                                  --------
                                                                    68,625
                                                                  --------
Agency CMBS -- 0.0%
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass Through Certificates
 Series K010, Class A1
 3.32%, 7/25/20....................................         2        1,926
                                                                  --------
Total Commercial Mortgage-Backed Securities........                 70,551
                                                                  --------

LOCAL GOVERNMENTS - US MUNICIPAL BONDS -- 0.2%

United States -- 0.2%
State of California
 Series 2010
 7.625%, 3/01/40...................................        25       35,595
                                                                  --------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

Non-Agency Fixed Rate -- 0.1%
JP Morgan Alternative Loan Trust
 Series 2006-A3, Class 2A1
 4.061%, 7/25/36...................................        25       23,907
                                                                  --------

CORPORATES - NON-INVESTMENT GRADE -- 0.1%/(c)/

Industrial -- 0.1%

Energy -- 0.1%
Antero Resources Corp.
 5.125%, 12/01/22..................................         6        5,639
Diamond Offshore Drilling, Inc.
 4.875%, 11/01/43..................................        11        6,143
                                                                  --------
                                                                    11,782
                                                                  --------

Financial Institutions -- 0.0%

Banking -- 0.0%
American Express Co.
 Series C
 4.90%, 3/15/20/(d)/...............................         4        3,843
SunTrust Banks, Inc.
 5.625%, 12/15/19/(d)/.............................         5        4,946
                                                                  --------
                                                                     8,789
                                                                  --------
Total Corporates -- Non-Investment Grade...........                 20,571
                                                                  --------

                                                    Principal
                                                     Amount
Company                                               (000)   U.S. $ Value
--------------------------------------------------------------------------
QUASI-SOVEREIGNS -- 0.1%

Mexico -- 0.1%
Petroleos Mexicanos
 6.50%, 1/23/29....................................    $   19  $    17,678
                                                               -----------

ASSET-BACKED SECURITIES -- 0.1%

Home Equity Loans - Fixed Rate -- 0.1%
Credit-Based Asset Servicing & Securitization LLC
 Series 2003-CB1, Class AF
 3.95%, 1/25/33....................................        10        9,693
                                                               -----------

Home Equity Loans - Floating Rate -- 0.0%
ABFC Trust
 Series 2003-WF1, Class A2
 3.631%, 12/25/32/(b)/.............................         6        5,663
                                                               -----------
Total Asset-Backed Securities......................                 15,356
                                                               -----------
Total Long-Term Debt Securities
 (amortized cost $8,799,190).......................              8,775,387
                                                               -----------

                                                     Shares
--------------------------------------------------------------------------
RIGHTS -- 0.0%

Energy -- 0.0%

Oil, Gas & Consumable Fuels -- 0.0%
Repsol SA, expiring 1/09/19/(a)/
 (cost $2,293).....................................     4,946        2,262
                                                               -----------

Total Investments -- 97.5%
 (cost $21,670,388)................................             21,579,811
Other assets less liabilities -- 2.5%..............                556,640
                                                               -----------

Net Assets -- 100.0%                                           $22,136,451
                                                               ===========

-----------
(a)Non-income producing security.
(b)Floating Rate Security. Stated interest rate was in effect as of December 31, 2018.
(c)Classification of investment grade and non-investment grade is unaudited.
(d)Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate was in effect as of December 31, 2018.

Glossary:
CMBS -- Commercial Mortgage-Backed Securities
REG -- Registered Shares
REIT -- Real Estate Investment Trust
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security

The accompanying notes are an integral part of these financial statements.


                                    FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

% of Total Investments* Country Diversification
----------------------- -----------------------
        77.0%           United States
         4.7%           Japan
         4.2%           United Kingdom
         2.2%           France
         2.1%           Australia
         2.0%           Switzerland
         1.4%           Germany
         1.1%           Canada
         0.8%           Netherlands
         0.8%           Spain
         0.7%           Denmark
         0.6%           Italy
         0.5%           Finland
         0.3%           Hong Kong
         1.6%           Other
         ----
        100.0%
        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of each Portfolio's long-term investments and may vary over time. "Other" country weightings represent 0.3% or less in the following countries: Austria, Brazil, Chile, Ireland, Mexico, Norway, Singapore and Sweden.

The accompanying notes are an integral part of these financial statements.

                                    FSA-14

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
 Common stocks -- at fair value (cost: $45,538,930)...........                   $74,942,447
Cash..........................................................                       760,502
Due from AXA Equitable's General Account......................                       228,409
Dividends receivable..........................................                        48,548
Fees receivable from Contractowners...........................                         5,177
Variation margin due from broker..............................                         4,800
                                                                                 -----------
   Total assets...............................................                    75,989,883
                                                                                 -----------

Liabilities:
Accrued custody and bank fees.................................                         4,471
Asset management fee payable..................................                        16,842
Accrued expenses..............................................                        65,115
                                                                                 -----------
   Total liabilities..........................................                        86,428
                                                                                 -----------
Net Assets Attributable to Contractowners or in Accumulation..                   $75,903,455
                                                                                 ===========

Amount retained by AXA Equitable in Separate Account No. 4....                   $   656,682
Net assets attributable to contractowners.....................                    38,814,309
Net assets allocated to contracts in payout period............                    36,432,464
                                                                                 -----------
Net Assets....................................................                   $75,903,455
                                                                                 ===========

                                                               Units Outstanding Unit Values
                                                               ----------------- -----------
Institutional.................................................       1,643       $ 23,490.04
RIA...........................................................       1,440          2,165.33
MRP...........................................................      39,367            833.97
EPP...........................................................         603          2,246.74

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
  Dividends........................................................................ $  1,269,745
                                                                                    ------------
   Total investment income.........................................................    1,269,745
                                                                                    ------------

Expenses (Note 6):
  Investment management fees.......................................................     (123,094)
  Custody and bank fees............................................................      (15,246)
  Other operating expenses.........................................................      (61,875)
                                                                                    ------------
   Total expenses..................................................................     (200,215)
                                                                                    ------------

Net Investment Income (Loss).......................................................    1,069,530
                                                                                    ------------

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
  Net realized gain (loss) from investments........................................    9,019,017
  Net realized gain (loss) on futures contracts....................................          242
  Change in unrealized appreciation (depreciation) of investments..................  (10,828,177)
  Change in unrealized appreciation (depreciation) on futures contracts............      (30,323)
                                                                                    ------------

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts.......   (1,839,241)
                                                                                    ------------

Net Increase (Decrease) in Net Assets Attributable to Operations................... $   (769,711)
                                                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Year Ended        Year Ended
                                                                    December 31, 2018 December 31, 2017
                                                                    ----------------- -----------------
Increase (Decrease) in Net Assets:
From Operations:
 Net Investment Income (Loss)......................................   $  1,069,530      $  1,004,364
 Net realized gain (loss) on investments and futures contracts.....      9,019,259         7,215,170
 Change in unrealized appreciation (depreciation) of investments
   and futures contracts...........................................    (10,858,500)       13,093,248
                                                                      ------------      ------------
   Net increase (decrease) in assets attributable to operations....       (769,711)       21,312,782
                                                                      ------------      ------------

From Contractowners Transactions:
 Contributions.....................................................      3,937,681         5,487,796
 Withdrawals.......................................................    (14,669,111)      (13,055,850)
 Asset management fees (Note 6)....................................        (69,061)          (63,319)
 Administrative fees (Note 6)......................................       (289,284)         (280,227)
                                                                      ------------      ------------
   Net increase (decrease) in net assets attributable to
    contractowners transactions....................................    (11,089,775)       (7,911,600)
                                                                      ------------      ------------
   Net increase (decrease) in net assets attributable to AXA
    Equitable's transactions.......................................        272,592        (1,207,851)
                                                                      ------------      ------------
Increase (Decrease) in Net Assets..................................    (11,586,894)       12,193,331
Net Assets Attributable to Contractowners or in Accumulation --
 Beginning of Year.................................................     87,490,349        75,297,018
                                                                      ------------      ------------

Net Assets Attributable to Contractowners or in Accumulation --
 End of Year.......................................................   $ 75,903,455      $ 87,490,349
                                                                      ============      ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
COMMON STOCKS -- 98.7%

Information Technology -- 31.1%

Communications Equipment -- 0.2%
Arista Networks, Inc./(a)/......................    360   $   75,852
F5 Networks, Inc./(a)/..........................    390       63,192
Motorola Solutions, Inc.........................    120       13,805
Ubiquiti Networks, Inc..........................    120       11,929
                                                          ----------
                                                             164,778
                                                          ----------
Electronic Equipment, Instruments & Components -- 0.5%
Amphenol Corp. -- Class A.......................  1,900      153,938
CDW Corp./DE....................................    976       79,105
Cognex Corp.....................................  1,050       40,603
Coherent, Inc./(a)/.............................    120       12,685
FLIR Systems, Inc...............................     70        3,048
IPG Photonics Corp./(a)/........................    220       24,924
Littelfuse, Inc.................................    130       22,292
National Instruments Corp.......................    570       25,867
Zebra Technologies Corp. -- Class A/(a)/........    330       52,546
                                                          ----------
                                                             415,008
                                                          ----------
Internet Software & Services -- 0.1%
DocuSign, Inc./(a)/.............................    210        8,417
GoDaddy, Inc. -- Class A/(a)/...................    990       64,964
LogMeIn, Inc....................................    210       17,130
Zillow Group, Inc. -- Class A/(a)/..............     80        2,514
                                                          ----------
                                                              93,025
                                                          ----------
IT Services -- 8.6%
Accenture PLC -- Class A........................  4,145      584,486
Akamai Technologies, Inc./(a)/..................    960       58,637
Alliance Data Systems Corp......................    325       48,776
Automatic Data Processing, Inc..................  2,855      374,348
Black Knight, Inc./(a)/.........................    870       39,202
Booz Allen Hamilton Holding Corp................    845       38,084
Broadridge Financial Solutions, Inc.............    750       72,188
Cognizant Technology Solutions Corp. -- Class A.  3,375      214,245
CoreLogic, Inc./United States/(a)/..............    320       10,694
EPAM Systems, Inc./(a)/.........................    330       38,283
Euronet Worldwide, Inc./(a)/....................    155       15,869
Fidelity National Information Services, Inc.....    165       16,921
First Data Corp. -- Class A/(a)/................  3,487       58,965
Fiserv, Inc./(a)/...............................  2,615      192,176
FleetCor Technologies, Inc./(a)/................    574      106,603
Gartner, Inc./(a)/..............................    590       75,426
Genpact Ltd.....................................    310        8,367
Global Payments, Inc............................  1,035      106,740
International Business Machines Corp............  4,245      482,529
Jack Henry & Associates, Inc....................    510       64,525
Mastercard, Inc. -- Class A.....................  5,950    1,122,468
Okta, Inc./(a)/.................................    550       35,090
Paychex, Inc....................................  2,075      135,186
PayPal Holdings, Inc./(a)/......................  7,690      646,652
Sabre Corp......................................  1,405       30,404
Square, Inc. -- Class A/(a)/....................  1,843      103,374
Switch, Inc. -- Class A.........................    219        1,533
Teradata Corp./(a)/.............................    540       20,714
Total System Services, Inc......................  1,120       91,045
Twilio, Inc. -- Class A/(a)/....................    460       41,078
VeriSign, Inc./(a)/.............................    670       99,354
Visa, Inc. -- Class A........................... 11,530    1,521,268

Company                                  Shares U.S. $ Value
------------------------------------------------------------
IT Services (Continued)
Western Union Co. (The) -- Class W......    775   $   13,222
WEX, Inc./(a)/..........................    270       37,816
Worldpay, Inc. -- Class A/(a)/..........    125        9,554
                                                  ----------
                                                   6,515,822
                                                  ----------
Semiconductors & Semiconductor Equipment -- 3.8%
Advanced Micro Devices, Inc./(a)/.......  5,840      107,806
Analog Devices, Inc.....................    374       32,100
Applied Materials, Inc..................  6,330      207,244
Broadcom, Inc...........................  1,677      426,428
Cypress Semiconductor Corp..............  1,580       20,098
KLA-Tencor Corp.........................  1,010       90,385
Lam Research Corp.......................  1,010      137,532
Marvell Technology Group Ltd............    627       10,151
Maxim Integrated Products, Inc..........  1,760       89,496
Microchip Technology, Inc...............  1,445      103,946
Micron Technology, Inc./(a)/............  5,830      184,986
MKS Instruments, Inc....................    350       22,613
Monolithic Power Systems, Inc...........    270       31,387
NVIDIA Corp.............................  3,790      505,965
NXP Semiconductors NV...................    100        7,328
ON Semiconductor Corp./(a)/.............  2,730       45,072
Skyworks Solutions, Inc.................    770       51,605
Teradyne, Inc...........................    170        5,335
Texas Instruments, Inc..................  6,330      598,185
Universal Display Corp..................    270       25,264
Versum Materials, Inc...................    680       18,850
Xilinx, Inc.............................  1,610      137,124
                                                  ----------
                                                   2,858,900
                                                  ----------
Software -- 11.2%
2U, Inc./(a)/...........................    340       16,905
Adobe, Inc./(a)/........................  3,170      717,181
ANSYS, Inc./(a)/........................    555       79,332
Aspen Technology, Inc./(a)/.............    430       35,337
Atlassian Corp. PLC -- Class A/(a)/.....    570       50,719
Autodesk, Inc./(a)/.....................  1,210      155,618
Cadence Design Systems, Inc./(a)/.......  1,790       77,829
CDK Global, Inc.........................    830       39,740
Ceridian HCM Holding, Inc./(a)/.........    200        6,898
Citrix Systems, Inc.....................    880       90,165
Dell Technologies, Inc. -- Class V/(a)/.     96        9,862
Elastic NV/(a)/.........................     43        3,074
Fair Isaac Corp./(a)/...................    190       35,530
FireEye, Inc./(a)/......................    520        8,429
Fortinet, Inc./(a)/.....................    900       63,387
Guidewire Software, Inc./(a)/...........    470       37,708
Intuit, Inc.............................  1,580      311,023
Manhattan Associates, Inc./(a)/.........    405       17,160
Microsoft Corp./(b)/.................... 46,380    4,710,817
Nutanix, Inc. -- Class A/(a)/...........    640       26,618
Oracle Corp.............................  1,715       77,432
Palo Alto Networks, Inc./(a)/...........    570      107,359
Paycom Software, Inc./(a)/..............    330       40,409
Pegasystems, Inc........................    240       11,479
Pluralsight, Inc. -- Class A/(a)/.......    100        2,355
Proofpoint, Inc./(a)/...................    340       28,495
PTC, Inc./(a)/..........................    750       62,175
RealPage, Inc./(a)/.....................    450       21,686
Red Hat, Inc./(a)/......................  1,160      203,742

                                    FSA-18

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Software (Continued)
RingCentral, Inc. -- Class A/(a)/............    410  $    33,800
salesforce.com, Inc./(a)/....................  4,560      624,583
ServiceNow, Inc./(a)/........................  1,142      203,333
SolarWinds Corp./(a)/........................    132        1,826
Splunk, Inc./(a)/............................    940       98,559
SS&C Technologies Holdings, Inc..............  1,220       55,034
Synopsys, Inc./(a)/..........................     65        5,476
Tableau Software, Inc. -- Class A/(a)/.......    445       53,400
Tyler Technologies, Inc./(a)/................    260       48,313
Ultimate Software Group, Inc. (The)/(a)/.....    195       47,750
VMware, Inc. -- Class A......................    465       63,765
Workday, Inc. -- Class A/(a)/................    945      150,898
Zendesk, Inc./(a)/...........................    670       39,108
                                                      -----------
                                                        8,474,309
                                                      -----------
Technology Hardware, Storage & Peripherals -- 6.7%
Apple, Inc................................... 31,242    4,928,113
NCR Corp./(a)/...............................    620       14,310
NetApp, Inc..................................  1,680      100,245
Pure Storage, Inc. -- Class A/(a)/...........  1,060       17,045
                                                      -----------
                                                        5,059,713
                                                      -----------
Total Information Technology.................          23,581,555
                                                      -----------

Consumer Discretionary -- 15.1%

Auto Components -- 0.2%
Aptiv PLC....................................  1,470       90,508
Gentex Corp..................................  1,160       23,443
Lear Corp....................................     40        4,914
Visteon Corp./(a)/...........................    120        7,234
                                                      -----------
                                                          126,099
                                                      -----------
Automobiles -- 0.4%
Tesla, Inc./(a)/.............................    877      291,866
Thor Industries, Inc.........................    240       12,480
                                                      -----------
                                                          304,346
                                                      -----------
Distributors -- 0.1%
LKQ Corp./(a)/...............................    330        7,831
Pool Corp....................................    260       38,649
                                                      -----------
                                                           46,480
                                                      -----------
Diversified Consumer Services -- 0.2%
Bright Horizons Family Solutions, Inc./(a)/..    320       35,664
Grand Canyon Education, Inc./(a)/............    290       27,881
H&R Block, Inc...............................    225        5,708
Service Corp. International/US...............    520       20,935
ServiceMaster Global Holdings, Inc./(a)/.....    871       32,001
                                                      -----------
                                                          122,189
                                                      -----------
Hotels, Restaurants & Leisure -- 2.1%
Chipotle Mexican Grill, Inc. -- Class A/(a)/.    180       77,722
Choice Hotels International, Inc.............    220       15,748
Darden Restaurants, Inc......................    410       40,943
Domino's Pizza, Inc..........................    290       71,917
Dunkin' Brands Group, Inc....................    526       33,727
Extended Stay America, Inc...................    730       11,315
Hilton Grand Vacations, Inc./(a)/............    577       15,227
Hilton Worldwide Holdings, Inc...............  1,788      128,378
International Game Technology PLC............     20          293
Las Vegas Sands Corp.........................  1,370       71,308

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Hotels, Restaurants & Leisure (Continued)
Marriott International, Inc./MD -- Class A......  1,888   $  204,961
McDonald's Corp.................................    968      171,888
MGM Resorts International.......................    280        6,793
Six Flags Entertainment Corp....................    450       25,034
Starbucks Corp..................................  7,915      509,726
Vail Resorts, Inc...............................    270       56,921
Wendy's Co. (The)...............................  1,200       18,732
Wyndham Destinations, Inc.......................    630       22,579
Wyndham Hotels & Resorts, Inc...................    630       28,583
Wynn Resorts Ltd................................    650       64,291
Yum China Holdings, Inc.........................    200        6,706
Yum! Brands, Inc................................    590       54,233
                                                          ----------
                                                           1,637,025
                                                          ----------
Household Durables -- 0.2%
DR Horton, Inc..................................  1,290       44,711
Lennar Corp. -- Class A.........................    950       37,192
Lennar Corp. -- Class B.........................     50        1,567
NVR, Inc./(a)/..................................     30       73,110
PulteGroup, Inc.................................    530       13,775
Tempur Sealy International, Inc./(a)/...........    290       12,006
Toll Brothers, Inc..............................    450       14,818
                                                          ----------
                                                             197,179
                                                          ----------
Internet & Direct Marketing Retail -- 6.2%
Amazon.com, Inc./(a)/...........................  2,634    3,956,189
Booking Holdings, Inc./(a)/.....................    333      573,566
eBay, Inc./(a)/.................................  1,310       36,772
Expedia Group, Inc..............................    771       86,853
GrubHub, Inc./(a)/..............................    580       44,550
Wayfair, Inc. -- Class A/(a)/...................    390       35,131
                                                          ----------
                                                           4,733,061
                                                          ----------
Leisure Products -- 0.1%
Brunswick Corp./DE..............................     50        2,322
Hasbro, Inc.....................................    600       48,750
Mattel, Inc./(a)/...............................    480        4,795
Polaris Industries, Inc.........................    370       28,372
                                                          ----------
                                                              84,239
                                                          ----------
Media -- 0.1%
AMC Networks, Inc. -- Class A/(a)/..............    270       14,818
Cable One, Inc..................................     30       24,603
Lions Gate Entertainment Corp. -- Class A.......     15          242
Lions Gate Entertainment Corp. -- Class B.......     22          327
Madison Square Garden Co. (The) -- Class A/(a)/.     16        4,283
                                                          ----------
                                                              44,273
                                                          ----------
Multiline Retail -- 0.3%
Dollar General Corp.............................  1,765      190,761
Dollar Tree, Inc./(a)/..........................    256       23,122
Nordstrom, Inc..................................    715       33,326
                                                          ----------
                                                             247,209
                                                          ----------
Specialty Retail -- 4.0%
Advance Auto Parts, Inc.........................    135       21,257
AutoZone, Inc./(a)/.............................    175      146,709
Best Buy Co., Inc...............................    390       20,654
Burlington Stores, Inc./(a)/....................    450       73,202
CarMax, Inc./(a)/...............................    685       42,970
Floor & Decor Holdings, Inc. -- Class A/(a)/....    310        8,029

                                    FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Specialty Retail (Continued)
Gap, Inc. (The).............................     85  $     2,190
Home Depot, Inc. (The)......................  7,460    1,281,777
L Brands, Inc...............................    275        7,059
Lowe's Cos., Inc............................  5,268      486,552
Michaels Cos., Inc. (The)/(a)/..............    109        1,476
O'Reilly Automotive, Inc./(a)/..............    515      177,330
Ross Stores, Inc............................  2,400      199,680
Tiffany & Co................................    120        9,661
TJX Cos., Inc. (The)........................  8,090      361,947
Tractor Supply Co...........................    770       64,249
Ulta Salon Cosmetics & Fragrance, Inc./(a)/.    380       93,039
Urban Outfitters, Inc./(a)/.................    430       14,276
Williams-Sonoma, Inc........................    115        5,802
                                                     -----------
                                                       3,017,859
                                                     -----------
Textiles, Apparel & Luxury Goods -- 1.2%
Capri Holdings Ltd./(a)/....................    480       18,202
Carter's, Inc...............................    250       20,405
Columbia Sportswear Co......................     30        2,523
Hanesbrands, Inc............................  2,280       28,568
Lululemon Athletica, Inc./(a)/..............    630       76,614
NIKE, Inc. -- Class B.......................  8,100      600,534
Skechers U.S.A., Inc. -- Class A/(a)/.......    390        8,927
Tapestry, Inc...............................    350       11,812
Under Armour, Inc. -- Class A/(a)/..........    610       10,779
Under Armour, Inc. -- Class C/(a)/..........    909       14,699
VF Corp.....................................  1,600      114,144
                                                     -----------
                                                         907,207
                                                     -----------
Total Consumer Discretionary................          11,467,166
                                                     -----------

Health Care -- 14.1%

Biotechnology -- 5.1%
AbbVie, Inc.................................  9,807      904,107
Agios Pharmaceuticals, Inc./(a)/............    300       13,833
Alexion Pharmaceuticals, Inc./(a)/..........  1,160      112,938
Alkermes PLC/(a)/...........................    950       28,034
Alnylam Pharmaceuticals, Inc./(a)/..........    500       36,455
Amgen, Inc..................................  3,930      765,053
Biogen, Inc./(a)/...........................  1,229      369,831
BioMarin Pharmaceutical, Inc./(a)/..........  1,130       96,219
Bluebird Bio, Inc./(a)/.....................    230       22,816
Celgene Corp./(a)/..........................  4,506      288,790
Exact Sciences Corp./(a)/...................    750       47,325
Exelixis, Inc./(a)/.........................  1,890       37,176
Gilead Sciences, Inc........................  6,217      388,873
Incyte Corp./(a)/...........................  1,130       71,857
Ionis Pharmaceuticals, Inc./(a)/............    760       41,086
Neurocrine Biosciences, Inc./(a)/...........    560       39,990
Regeneron Pharmaceuticals, Inc./(a)/........    540      201,690
Sage Therapeutics, Inc./(a)/................    300       28,737
Sarepta Therapeutics, Inc./(a)/.............    420       45,835
Seattle Genetics, Inc./(a)/.................    670       37,962
TESARO, Inc./(a)/...........................    230       17,078
Vertex Pharmaceuticals, Inc./(a)/...........  1,650      273,421
                                                     -----------
                                                       3,869,106
                                                     -----------
Health Care Equipment & Supplies -- 2.6%
ABIOMED, Inc./(a)/..........................    280       91,011
Align Technology, Inc./(a)/.................    510      106,809

Company                                              Shares U.S. $ Value
------------------------------------------------------------------------
Health Care Equipment & Supplies (Continued)
Baxter International, Inc...........................    350   $   23,037
Becton Dickinson and Co.............................    164       36,952
Boston Scientific Corp./(a)/........................  6,700      236,778
Cantel Medical Corp.................................    230       17,123
Cooper Cos., Inc. (The).............................     60       15,270
DexCom, Inc./(a)/...................................    560       67,088
Edwards Lifesciences Corp./(a)/.....................  1,380      211,375
Hill-Rom Holdings, Inc..............................    270       23,908
ICU Medical, Inc./(a)/..............................    100       22,963
IDEXX Laboratories, Inc./(a)/.......................    570      106,031
Insulet Corp./(a)/..................................    330       26,176
Integra LifeSciences Holdings Corp./(a)/............    340       15,334
Intuitive Surgical, Inc./(a)/.......................    730      349,612
Masimo Corp./(a)/...................................    310       33,285
Penumbra, Inc./(a)/.................................    200       24,440
ResMed, Inc.........................................    910      103,622
Stryker Corp........................................  2,230      349,552
Teleflex, Inc.......................................     70       18,094
Varian Medical Systems, Inc./(a)/...................    580       65,720
West Pharmaceutical Services, Inc...................    100        9,803
                                                              ----------
                                                               1,953,983
                                                              ----------
Health Care Providers & Services -- 3.4%
AmerisourceBergen Corp. -- Class A..................  1,000       74,400
Centene Corp./(a)/..................................  1,172      135,132
Chemed Corp.........................................    100       28,328
Cigna Corp./(a)/....................................    683      129,715
CVS Health Corp.....................................    645       42,261
DaVita, Inc./(a)/...................................    420       21,613
Encompass Health Corp...............................    630       38,871
HCA Healthcare, Inc.................................  1,270      158,052
Henry Schein, Inc./(a)/.............................    140       10,993
Humana, Inc.........................................    850      243,508
Laboratory Corp. of America Holdings/(a)/...........     50        6,318
McKesson Corp.......................................    170       18,780
Molina Healthcare, Inc./(a)/........................    320       37,190
Premier, Inc. -- Class A/(a)/.......................     89        3,324
UnitedHealth Group, Inc.............................  6,170    1,537,070
WellCare Health Plans, Inc./(a)/....................    320       75,549
                                                              ----------
                                                               2,561,104
                                                              ----------
Health Care Technology -- 0.2%
athenahealth, Inc./(a)/.............................    270       35,621
Cerner Corp./(a)/...................................    915       47,983
Veeva Systems, Inc. -- Class A/(a)/.................    773       69,044
                                                              ----------
                                                                 152,648
                                                              ----------
Life Sciences Tools & Services -- 0.8%
Bio-Techne Corp.....................................    250       36,180
Bruker Corp.........................................    260        7,740
Charles River Laboratories International, Inc./(a)/.    220       24,900
Illumina, Inc./(a)/.................................    960      287,933
Mettler-Toledo International, Inc./(a)/.............    170       96,149
PRA Health Sciences, Inc./(a)/......................    370       34,025
Thermo Fisher Scientific, Inc.......................    160       35,806
Waters Corp./(a)/...................................    460       86,779
                                                              ----------
                                                                 609,512
                                                              ----------
Pharmaceuticals -- 2.0%
Bristol-Myers Squibb Co.............................  5,520      286,930
Catalent, Inc./(a)/.................................    200        6,236

                                    FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Pharmaceuticals (Continued)
Elanco Animal Health, Inc./(a)/..............    222  $     7,000
Eli Lilly & Co...............................  3,810      440,893
Jazz Pharmaceuticals PLC/(a)/................    340       42,146
Johnson & Johnson............................  3,150      406,508
Merck & Co., Inc.............................  1,110       84,815
Nektar Therapeutics/(a)/.....................    860       28,268
Zoetis, Inc..................................  3,150      269,451
                                                      -----------
                                                        1,572,247
                                                      -----------
Total Health Care............................          10,718,600
                                                      -----------

Industrials -- 11.7%

Aerospace & Defense -- 3.3%
Boeing Co. (The).............................  3,503    1,129,717
Curtiss-Wright Corp..........................     30        3,064
General Dynamics Corp........................    750      117,907
Harris Corp..................................    770      103,681
HEICO Corp...................................    203       15,728
HEICO Corp. -- Class A.......................    487       30,681
Hexcel Corp..................................     90        5,161
Huntington Ingalls Industries, Inc...........    230       43,771
Lockheed Martin Corp.........................  1,470      384,905
Northrop Grumman Corp........................  1,040      254,696
Raytheon Co..................................  1,870      286,764
Spirit AeroSystems Holdings, Inc. -- Class A.    640       46,138
Textron, Inc.................................    220       10,118
TransDigm Group, Inc./(a)/...................    310      105,419
                                                      -----------
                                                        2,537,750
                                                      -----------
Air Freight & Logistics -- 1.2%
CH Robinson Worldwide, Inc...................    890       74,840
Expeditors International of Washington, Inc..  1,120       76,261
FedEx Corp...................................  1,610      259,741
United Parcel Service, Inc. -- Class B.......  4,450      434,009
XPO Logistics, Inc./(a)/.....................    810       46,202
                                                      -----------
                                                          891,053
                                                      -----------
Airlines -- 0.2%
Delta Air Lines, Inc.........................  1,030       51,397
Southwest Airlines Co........................  2,380      110,622
                                                      -----------
                                                          162,019
                                                      -----------
Building Products -- 0.3%
Allegion PLC.................................    520       41,449
AO Smith Corp................................    910       38,857
Armstrong World Industries, Inc..............    280       16,299
Fortune Brands Home & Security, Inc..........    370       14,056
Lennox International, Inc....................    230       50,338
Masco Corp...................................  1,350       39,474
Resideo Technologies, Inc./(a)/..............    458        9,412
                                                      -----------
                                                          209,885
                                                      -----------
Commercial Services & Supplies -- 0.6%
Cintas Corp..................................    565       94,914
Copart, Inc./(a)/............................  1,265       60,442
KAR Auction Services, Inc....................    790       37,699
Republic Services, Inc. -- Class A...........     90        6,488
Rollins, Inc.................................    930       33,573
Waste Management, Inc........................  2,330      207,347
                                                      -----------
                                                          440,463
                                                      -----------

Company                                  Shares U.S. $ Value
------------------------------------------------------------
Construction & Engineering -- 0.0%
frontdoor, Inc./(a)/....................    425   $   11,309
Quanta Services, Inc....................    270        8,127
                                                  ----------
                                                      19,436
                                                  ----------
Electrical Equipment -- 0.5%
AMETEK, Inc.............................    270       18,279
BWX Technologies, Inc...................    640       24,467
Emerson Electric Co.....................  2,880      172,080
Hubbell, Inc............................    240       23,842
Rockwell Automation, Inc................    810      121,889
Sensata Technologies Holding PLC/(a)/...    580       26,007
                                                  ----------
                                                     386,564
                                                  ----------
Industrial Conglomerates -- 1.3%
3M Co...................................  3,068      584,576
Honeywell International, Inc............  3,000      396,360
Roper Technologies, Inc.................    140       37,313
                                                  ----------
                                                   1,018,249
                                                  ----------
Machinery -- 2.2%
Allison Transmission Holdings, Inc......    620       27,224
Caterpillar, Inc........................  3,430      435,850
Cummins, Inc............................    370       49,447
Deere & Co..............................  2,100      313,257
Donaldson Co., Inc......................    760       32,976
Fortive Corp............................  1,730      117,052
Gardner Denver Holdings, Inc./(a)/......    260        5,317
Graco, Inc..............................    920       38,502
IDEX Corp...............................    460       58,080
Illinois Tool Works, Inc................  2,170      274,917
Ingersoll-Rand PLC......................    860       78,458
Lincoln Electric Holdings, Inc..........    390       30,751
Middleby Corp. (The)/(a)/...............    210       21,573
Nordson Corp............................    360       42,966
Parker-Hannifin Corp....................    140       20,880
Toro Co. (The)..........................    660       36,881
WABCO Holdings, Inc./(a)/...............    350       37,569
Wabtec Corp.............................    200       14,050
Welbilt, Inc./(a)/......................    820        9,110
Xylem, Inc./NY..........................    640       42,701
                                                  ----------
                                                   1,687,561
                                                  ----------
Professional Services -- 0.5%
CoStar Group, Inc./(a)/.................    240       80,962
Dun & Bradstreet Corp. (The)............    115       16,415
Equifax, Inc............................    200       18,626
Robert Half International, Inc..........    755       43,186
TransUnion..............................  1,190       67,592
Verisk Analytics, Inc. -- Class A/(a)/..  1,047      114,165
                                                  ----------
                                                     340,946
                                                  ----------
Road & Rail -- 1.2%
CSX Corp................................  2,440      151,597
Garrett Motion, Inc./(a)/...............    285        3,517
Genesee & Wyoming, Inc. -- Class A/(a)/.     70        5,181
JB Hunt Transport Services, Inc.........    550       51,172
Landstar System, Inc....................    270       25,831
Old Dominion Freight Line, Inc..........    440       54,336
Schneider National, Inc. -- Class B.....     50          933
Union Pacific Corp......................  4,394      607,383
                                                  ----------
                                                     899,950
                                                  ----------

                                    FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                       Shares U.S. $ Value
-----------------------------------------------------------------
Trading Companies & Distributors -- 0.4%
Air Lease Corp...............................     35   $    1,057
Fastenal Co..................................  1,850       96,737
HD Supply Holdings, Inc./(a)/................    338       12,682
MSC Industrial Direct Co., Inc. -- Class A...    120        9,230
United Rentals, Inc./(a)/....................    540       55,366
Univar, Inc./(a)/............................    110        1,951
Watsco, Inc..................................    170       23,654
WW Grainger, Inc.............................    310       87,532
                                                       ----------
                                                          288,209
                                                       ----------
Total Industrials............................           8,882,085
                                                       ----------

Communication Services -- 11.7%

Diversified Telecommunication Services -- 0.0%
Zayo Group Holdings, Inc./(a)/...............  1,265       28,893
                                                       ----------

Entertainment -- 2.6%
Activision Blizzard, Inc.....................  4,840      225,399
Electronic Arts, Inc./(a)/...................  1,910      150,718
Live Nation Entertainment, Inc./(a)/.........    890       43,833
Netflix, Inc./(a)/...........................  2,703      723,485
Take-Two Interactive Software, Inc./(a)/.....    420       43,235
Walt Disney Co. (The)........................  6,910      757,681
                                                       ----------
                                                        1,944,351
                                                       ----------
Interactive Media & Services -- 8.4%
Alphabet, Inc. -- Class A/(a)/...............  1,955    2,042,897
Alphabet, Inc. -- Class C/(a)/...............  1,966    2,036,009
Facebook, Inc. -- Class A/(a)/............... 15,351    2,012,363
IAC/InterActiveCorp/(a)/.....................    480       87,859
Match Group, Inc.............................    320       13,686
TripAdvisor, Inc./(a)/.......................    650       35,061
Twitter, Inc./(a)/...........................  4,433      127,404
Zillow Group, Inc./(a)/......................    560       17,685
                                                       ----------
                                                        6,372,964
                                                       ----------
Media -- 0.6%
CBS Corp. -- Class B.........................  2,010       87,877
Charter Communications, Inc. -- Class A/(a)/.    817      232,821
Interpublic Group of Cos., Inc. (The)........    250        5,158
Omnicom Group, Inc...........................    905       66,282
Sirius XM Holdings, Inc......................  7,465       42,625
                                                       ----------
                                                          434,763
                                                       ----------
Wireless Telecommunication Services -- 0.1%
T-Mobile US, Inc./(a)/.......................  1,250       79,512
                                                       ----------
Total Communication Services.................           8,860,483
                                                       ----------

Consumer Staples -- 5.9%

Beverages -- 2.9%
Brown-Forman Corp. -- Class A................    330       15,649
Brown-Forman Corp. -- Class B................  1,817       86,453
Coca-Cola Co. (The).......................... 19,120      905,332
Constellation Brands, Inc. -- Class A........  1,020      164,036
Keurig Dr Pepper, Inc........................    950       24,358
Monster Beverage Corp./(a)/..................  2,460      121,081
PepsiCo, Inc.................................  8,147      900,081
                                                       ----------
                                                        2,216,990
                                                       ----------

Company                                     Shares U.S. $ Value
---------------------------------------------------------------
Food & Staples Retailing -- 1.0%
Costco Wholesale Corp......................  2,815   $  573,443
Sprouts Farmers Market, Inc./(a)/..........    786       18,479
Sysco Corp.................................  3,080      192,993
US Foods Holding Corp./(a)/................     80        2,531
                                                     ----------
                                                        787,446
                                                     ----------
Food Products -- 0.2%
Campbell Soup Co...........................    640       21,113
General Mills, Inc.........................    180        7,009
Hershey Co. (The)..........................    820       87,887
Kellogg Co.................................    780       44,468
McCormick & Co., Inc./MD...................     40        5,570
Post Holdings, Inc./(a)/...................    220       19,609
                                                     ----------
                                                        185,656
                                                     ----------
Household Products -- 0.7%
Church & Dwight Co., Inc...................  1,320       86,803
Clorox Co. (The)...........................    730      112,522
Colgate-Palmolive Co.......................  1,020       60,710
Energizer Holdings, Inc....................    170        7,676
Kimberly-Clark Corp........................  1,960      223,323
Spectrum Brands Holdings, Inc..............    108        4,563
                                                     ----------
                                                        495,597
                                                     ----------
Personal Products -- 0.3%
Estee Lauder Cos., Inc. (The) -- Class A...  1,430      186,043
Herbalife Nutrition Ltd./(a)/..............    120        7,074
Nu Skin Enterprises, Inc. -- Class A.......    100        6,133
                                                     ----------
                                                        199,250
                                                     ----------
Tobacco -- 0.8%
Altria Group, Inc.......................... 12,140      599,595
                                                     ----------
Total Consumer Staples.....................           4,484,534
                                                     ----------

Financials -- 4.3%

Banks -- 0.2%
BOK Financial Corp.........................     30        2,200
Comerica, Inc..............................     40        2,748
East West Bancorp, Inc.....................     70        3,047
Pinnacle Financial Partners, Inc...........    200        9,220
Signature Bank/New York NY.................    220       22,618
SVB Financial Group/(a)/...................    270       51,278
Synovus Financial Corp.....................     50        1,600
Texas Capital Bancshares, Inc./(a)/........    200       10,218
Western Alliance Bancorp/(a)/..............    370       14,611
                                                     ----------
                                                        117,540
                                                     ----------
Capital Markets -- 2.2%
Ameriprise Financial, Inc..................    150       15,656
Cboe Global Markets, Inc...................    660       64,568
Charles Schwab Corp. (The).................  7,620      316,459
CME Group, Inc. -- Class A.................    280       52,674
E*TRADE Financial Corp.....................    260       11,409
Eaton Vance Corp...........................    740       26,033
Evercore, Inc. -- Class A..................    240       17,174
FactSet Research Systems, Inc..............    250       50,032
Interactive Brokers Group, Inc. -- Class A.    420       22,953
Intercontinental Exchange, Inc.............  1,900      143,127
Lazard Ltd. -- Class A.....................    640       23,622
LPL Financial Holdings, Inc................    539       32,922

                                    FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2018

Company                                   Shares U.S. $ Value
-------------------------------------------------------------
Capital Markets (Continued)
MarketAxess Holdings, Inc................    240   $   50,714
Moody's Corp.............................  1,090      152,644
MSCI, Inc. -- Class A....................    560       82,561
Northern Trust Corp......................    380       31,764
Raymond James Financial, Inc.............    250       18,602
S&P Global, Inc..........................  1,630      277,002
SEI Investments Co.......................    860       39,732
State Street Corp........................    150        9,461
T. Rowe Price Group, Inc.................  1,410      130,171
TD Ameritrade Holding Corp...............  1,810       88,618
Virtu Financial, Inc. -- Class A.........    250        6,440
                                                   ----------
                                                    1,664,338
                                                   ----------
Consumer Finance -- 0.6%
American Express Co......................  3,092      294,729
Capital One Financial Corp...............    220       16,630
Credit Acceptance Corp./(a)/.............     85       32,450
Discover Financial Services..............    990       58,390
OneMain Holdings, Inc./(a)/..............     10          243
Santander Consumer USA Holdings, Inc.....     90        1,583
Synchrony Financial......................  1,630       38,240
                                                   ----------
                                                      442,265
                                                   ----------
Diversified Financial Services -- 0.4%
Berkshire Hathaway, Inc. -- Class B/(a)/.  1,590      324,646
Morningstar, Inc.........................    115       12,632
Voya Financial, Inc......................     50        2,007
                                                   ----------
                                                      339,285
                                                   ----------
Insurance -- 0.9%
Alleghany Corp...........................     10        6,233
American International Group, Inc........    680       26,799
Aon PLC..................................  1,580      229,669
Arch Capital Group Ltd./(a)/.............    350        9,352
Axis Capital Holdings Ltd................     50        2,582
Brown & Brown, Inc.......................     80        2,205
Erie Indemnity Co. -- Class A............    120       15,997
Everest Re Group Ltd.....................    120       26,131
Markel Corp./(a)/........................     10       10,381
Marsh & McLennan Cos., Inc...............  1,520      121,220
Progressive Corp. (The)..................  3,750      226,237
RenaissanceRe Holdings Ltd...............     20        2,674
Travelers Cos., Inc. (The)...............    350       41,912
                                                   ----------
                                                      721,392
                                                   ----------
Real Estate Management & Development -- 0.0%
Howard Hughes Corp. (The)/(a)/...........    100        9,762
                                                   ----------
Total Financials.........................           3,294,582
                                                   ----------

Real Estate -- 2.3%

Equity Real Estate Investment Trusts (REITs) -- 2.2%
Alexandria Real Estate Equities, Inc.....     50        5,762
American Tower Corp......................  2,820      446,096
Colony Capital, Inc......................    159          744
CoreSite Realty Corp.....................    230       20,063
Crown Castle International Corp..........  2,018      219,215
Equinix, Inc.............................    514      181,216
Equity LifeStyle Properties, Inc.........    550       53,421
Extra Space Storage, Inc.................    680       61,526
Gaming and Leisure Properties, Inc.......    460       14,863

Company                                   Shares U.S. $ Value
-------------------------------------------------------------
Equity Real Estate Investment Trusts (REITs) (Continued)
Hudson Pacific Properties, Inc...........    100   $    2,906
Lamar Advertising Co. -- Class A.........    475       32,860
Life Storage, Inc........................     10          930
Omega Healthcare Investors, Inc..........    100        3,515
Public Storage...........................    960      194,314
SBA Communications Corp./(a)/............    730      118,180
Simon Property Group, Inc................  1,839      308,934
Taubman Centers, Inc.....................    380       17,286
                                                   ----------
                                                    1,681,831
                                                   ----------
Real Estate Management & Development -- 0.1%
CBRE Group, Inc. -- Class A/(a)/.........    970       38,839
                                                   ----------
Total Real Estate........................           1,720,670
                                                   ----------

Materials -- 1.8%

Chemicals -- 1.3%
Axalta Coating Systems Ltd./(a)/.........    537       12,576
Celanese Corp. -- Class A................    540       48,584
Chemours Co. (The).......................    940       26,527
Ecolab, Inc..............................    746      109,923
FMC Corp.................................    340       25,146
International Flavors & Fragrances, Inc..    310       41,624
Linde PLC................................  2,216      345,785
LyondellBasell Industries NV -- Class A..    950       79,002
NewMarket Corp...........................     50       20,604
Platform Specialty Products Corp./(a)/...    710        7,334
PPG Industries, Inc......................    100       10,223
RPM International, Inc...................    170        9,993
Scotts Miracle-Gro Co. (The) -- Class A..    110        6,761
Sherwin-Williams Co. (The)...............    540      212,468
Westlake Chemical Corp...................    200       13,234
WR Grace & Co............................    270       17,526
                                                   ----------
                                                      987,310
                                                   ----------
Construction Materials -- 0.2%
Eagle Materials, Inc.....................    250       15,257
Martin Marietta Materials, Inc...........    390       67,029
Vulcan Materials Co......................    800       79,040
                                                   ----------
                                                      161,326
                                                   ----------
Containers & Packaging -- 0.3%
Avery Dennison Corp......................    560       50,305
Berry Global Group, Inc./(a)/............    420       19,962
Crown Holdings, Inc./(a)/................    790       32,840
Graphic Packaging Holding Co.............    340        3,618
International Paper Co...................    280       11,301
Packaging Corp. of America...............    600       50,076
Sealed Air Corp..........................    550       19,162
Silgan Holdings, Inc.....................    140        3,307
                                                   ----------
                                                      190,571
                                                   ----------
Metals & Mining -- 0.0%
Royal Gold, Inc..........................    170       14,560
Southern Copper Corp.....................    528       16,247
Steel Dynamics, Inc......................    220        6,609
                                                   ----------
                                                       37,416
                                                   ----------
Total Materials..........................           1,376,623
                                                   ----------

                                    FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

Company                                Shares U.S. $ Value
----------------------------------------------------------
Energy -- 0.7%

Energy Equipment & Services -- 0.2%
Halliburton Co........................  5,610  $   149,114
RPC, Inc..............................    125        1,234
                                               -----------
                                                   150,348
                                               -----------
Oil, Gas & Consumable Fuels -- 0.5%
Anadarko Petroleum Corp...............  1,100       48,224
Antero Resources Corp./(a)/...........    350        3,287
Apache Corp...........................    150        3,938
Cabot Oil & Gas Corp..................  2,060       46,041
Cheniere Energy, Inc./(a)/............    990       58,598
Cimarex Energy Co.....................     70        4,315
Concho Resources, Inc./(a)/...........    160       16,446
Continental Resources, Inc./OK/(a)/...    270       10,851
Diamondback Energy, Inc...............    170       15,759
EOG Resources, Inc....................    420       36,628
Kosmos Energy Ltd./(a)/...............    280        1,140
Newfield Exploration Co./(a)/.........    460        6,744
ONEOK, Inc............................  1,051       56,701
Parsley Energy, Inc. -- Class A/(a)/..  1,140       18,217
Pioneer Natural Resources Co..........    600       78,912
                                               -----------
                                                   405,801
                                               -----------
Total Energy..........................             556,149
                                               -----------

Total Investments -- 98.7%
  (cost $45,538,930)..................          74,942,447
Other assets less liabilities -- 1.3%.             961,008
                                               -----------

Net Assets -- 100.0%                           $75,903,455
                                               ===========

FUTURES

                                                                      Unrealized
                    Number of Expiration Original     Value at      Appreciation/
       Type         Contracts   Month     Value   December 31, 2018 (Depreciation)
       ----         --------- ---------- -------- ----------------- --------------
Purchased Contracts
S&P 500 Index Mini.     5     March 2019 $652,098     $626,300         $(25,798)

-----------
(a)Non-income producing security.
(b)Position, or a portion thereof, has been segregated to collateralize margin requirements for open future contracts.

The accompanying notes are an integral part of these financial statements.

                                    FSA-24

SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

                % of Total Investments* Country Diversification
                ----------------------- -----------------------
                        99.4%           United States
                         0.4%           United Kingdom
                         0.1%           Australia
                         0.1%           Other
                         ----
                        100.0%
                        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of long-term investments and may vary over time. "Other" country weightings represent 0.01% or less in the following countries: Bermuda, China, Ghana, Netherlands, Peru and Switzerland.

The accompanying notes are an integral part of these financial statements.

                                    FSA-25

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments (Notes 2 and 3):
 Common stocks -- at fair value (cost: $19,392,506)...........                   $21,124,247
Cash..........................................................                       945,615
Dividends receivable..........................................                         2,116
Receivable from AXA Equitable's General Account...............                         8,083
Fees receivable from Contractowners...........................                        12,658
                                                                                 -----------
   Total assets...............................................                    22,092,719
                                                                                 -----------

Liabilities:
Accrued custody and bank fees.................................                         1,519
Asset management fee payable..................................                        25,273
Accrued expenses..............................................                         2,477
                                                                                 -----------
   Total liabilities..........................................                        29,269
                                                                                 -----------
Net Assets Attributable to Contractowners or in Accumulation..                   $22,063,450
                                                                                 ===========

                                                               Units Outstanding Unit Values
                                                               ----------------- -----------
Institutional.................................................           11      $ 80,947.80
RIA...........................................................        1,626           715.58
MRP...........................................................      137,711           145.35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

Investment Income (Note 2):
 Dividends................................................................ $   102,640
                                                                           -----------
   Total investment income................................................     102,640
                                                                           -----------

Expenses (Note 6):
 Investment management fees...............................................    (151,971)
 Custody and bank fees....................................................      (1,526)
 Other operating expenses.................................................      (2,631)
                                                                           -----------
   Total expenses.........................................................    (156,128)
                                                                           -----------

Net Investment Income (Loss)..............................................     (53,488)
                                                                           -----------

Realized and Unrealized Gain (Loss) on Investments (Note 2):
 Net realized gain (loss) from investments................................   3,887,022
 Change in unrealized appreciation (depreciation) of investments..........  (2,837,451)
                                                                           -----------

Net Realized and Unrealized Gain (Loss) on Investments....................   1,049,571
                                                                           -----------

Net Increase (Decrease) in Net Assets Attributable to Operations.......... $   996,083
                                                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          Year Ended        Year Ended
                                                                                       December 31, 2018 December 31, 2017
                                                                                       ----------------- -----------------
Increase/(Decrease) in Net Assets:
From Operations:
  Net investment income (loss)........................................................    $   (53,488)      $   (63,043)
  Net realized gain (loss) on investments.............................................      3,887,022         2,949,445
  Change in unrealized appreciation (depreciation) of investments.....................     (2,837,451)        3,181,758
                                                                                          -----------       -----------
   Net increase (decrease) in assets attributable to operations.......................        996,083         6,068,160
                                                                                          -----------       -----------

From Contractowners Transactions:
  Contributions.......................................................................      2,630,474         3,169,935
  Withdrawals.........................................................................     (4,491,307)       (6,206,999)
  Asset management fees (Note 6)......................................................        (85,080)          (76,212)
  Administrative fees (Note 6)........................................................       (146,874)         (134,585)
                                                                                          -----------       -----------
   Net increase (decrease) in net assets attributable to contractowners transactions..     (2,092,787)       (3,247,861)
                                                                                          -----------       -----------
Increase (Decrease) in Net Assets.....................................................     (1,096,704)        2,820,299
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.....     23,160,154        20,339,855
                                                                                          -----------       -----------

Net Assets Attributable to Contractowners or in Accumulation -- End of Year...........    $22,063,450       $23,160,154
                                                                                          ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
COMMON STOCKS -- 95.7%

Technology -- 24.4%

Computer Services, Software & Systems -- 8.4%
Altair Engineering, Inc. -- Class A/(a)/.... 11,690   $  322,410
Aspen Technology, Inc./(a)/.................  2,650      217,777
Elastic NV/(a)/.............................     43        3,074
HubSpot, Inc./(a)/..........................  2,690      338,214
LiveRamp Holdings, Inc./(a)/................  2,810      108,550
Paycom Software, Inc./(a)/..................  3,630      444,493
Trade Desk, Inc. (The) -- Class A/(a)/......  1,850      214,711
Tyler Technologies, Inc./(a)/...............  1,040      193,253
                                                      ----------
                                                       1,842,482
                                                      ----------
Electronic Entertainment -- 5.7%
Dolby Laboratories, Inc. -- Class A.........  7,750      479,260
Take-Two Interactive Software, Inc./(a)/....  7,570      779,256
                                                      ----------
                                                       1,258,516
                                                      ----------
Production Technology Equipment -- 2.7%
Cognex Corp.................................  7,260      280,744
Novanta, Inc./(a)/..........................  5,090      320,670
                                                      ----------
                                                         601,414
                                                      ----------
Semiconductors & Component -- 4.5%
Semtech Corp./(a)/..........................  7,840      359,621
Xilinx, Inc.................................  7,458      635,198
                                                      ----------
                                                         994,819
                                                      ----------
Telecommunications Equipment -- 3.1%
Arista Networks, Inc./(a)/..................  3,290      693,203
                                                      ----------
Total Technology............................           5,390,434
                                                      ----------

Producer Durables -- 21.7%

Back Office Support, HR & Consulting -- 4.0%
Copart, Inc./(a)/........................... 10,470      500,257
CoStar Group, Inc./(a)/.....................  1,160      391,314
                                                      ----------
                                                         891,571
                                                      ----------
Machinery: Industrial -- 1.6%
Nordson Corp................................  2,920      348,502
                                                      ----------

Scientific Instruments: Control & Filter -- 7.8%
Allegion PLC................................  4,570      364,275
FLIR Systems, Inc...........................  6,170      268,642
IDEX Corp...................................  2,610      329,538
Rockwell Automation, Inc....................  2,510      377,705
Roper Technologies, Inc.....................  1,460      389,119
                                                      ----------
                                                       1,729,279
                                                      ----------
Scientific Instruments: Electrical -- 2.4%
AO Smith Corp...............................  7,730      330,071
Littelfuse, Inc.............................  1,170      200,632
                                                      ----------
                                                         530,703
                                                      ----------
Scientific Instruments: Gauges & Meters -- 4.3%
Keysight Technologies, Inc./(a)/............  6,430      399,174
Mettler-Toledo International, Inc./(a)/.....    960      542,957
                                                      ----------
                                                         942,131
                                                      ----------
Truckers -- 1.6%
Saia, Inc./(a)/.............................  6,140      342,735
                                                      ----------
Total Producer Durables.....................           4,784,921
                                                      ----------

Company                                          Shares U.S. $ Value
--------------------------------------------------------------------
Consumer Discretionary -- 20.3%

Auto Parts -- 0.5%
WABCO Holdings, Inc./(a)/.......................  1,110   $  119,148
                                                          ----------

Diversified Retail -- 2.5%
Dollar Tree, Inc./(a)/..........................  3,260      294,443
Etsy, Inc./(a)/.................................  5,600      266,392
                                                          ----------
                                                             560,835
                                                          ----------
Education Services -- 5.6%
Bright Horizons Family Solutions, Inc./(a)/.....  6,760      753,402
Grand Canyon Education, Inc./(a)/...............  4,970      477,816
                                                          ----------
                                                           1,231,218
                                                          ----------
Leisure Time -- 6.7%
Expedia Group, Inc..............................  7,045      793,620
Planet Fitness, Inc./(a)/....................... 12,590      675,076
                                                          ----------
                                                           1,468,696
                                                          ----------
Specialty Retail -- 5.0%
National Vision Holdings, Inc./(a)/............. 12,090      340,575
Ulta Salon Cosmetics & Fragrance, Inc./(a)/.....  3,120      763,901
                                                          ----------
                                                           1,104,476
                                                          ----------
Total Consumer Discretionary....................           4,484,373
                                                          ----------

Health Care -- 14.5%

Biotechnology -- 0.9%
Galapagos NV (Sponsored ADR)/(a)/...............  1,050       96,327
Loxo Oncology, Inc./(a)/........................    750      105,052
                                                          ----------
                                                             201,379
                                                          ----------
Health Care Management Services -- 4.0%
Centene Corp./(a)/..............................  6,670      769,051
HealthEquity, Inc./(a)/.........................  1,900      113,335
                                                          ----------
                                                             882,386
                                                          ----------
Medical & Dental Instruments & Supplies -- 6.1%
Cantel Medical Corp.............................  3,240      241,218
Edwards Lifesciences Corp./(a)/.................  5,310      813,333
Penumbra, Inc./(a)/.............................  2,410      294,502
                                                          ----------
                                                           1,349,053
                                                          ----------
Medical Equipment -- 1.1%
IDEXX Laboratories, Inc./(a)/...................  1,250      232,525
                                                          ----------

Pharmaceuticals -- 2.4%
Zoetis, Inc.....................................  6,240      533,770
                                                          ----------
Total Health Care...............................           3,199,113
                                                          ----------

Financial Services -- 4.8%

Financial Data & Systems -- 3.7%
Euronet Worldwide, Inc./(a)/....................  2,110      216,022
Fair Isaac Corp./(a)/...........................  3,250      607,750
                                                          ----------
                                                             823,772
                                                          ----------
Securities Brokerage & Services -- 1.1%
MarketAxess Holdings, Inc.......................  1,150      243,006
                                                          ----------
Total Financial Services........................           1,066,778
                                                          ----------

                                    FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2018

Company                                      Shares U.S. $ Value
----------------------------------------------------------------
Materials & Processing -- 4.5%

Building Materials -- 1.3%
Trex Co., Inc./(a)/.........................  4,760  $   282,554
                                                     -----------

Building: Climate Control -- 1.7%
Lennox International, Inc...................  1,710      374,250
                                                     -----------

Metal Fabricating -- 1.5%
Fastenal Co.................................  6,570      343,545
                                                     -----------
Total Materials & Processing................           1,000,349
                                                     -----------

Consumer Staples -- 3.9%

Beverage: Soft Drinks -- 3.9%
Monster Beverage Corp./(a)/................. 17,405      856,674
                                                     -----------

Utilities -- 1.6%

Utilities: Telecommunications -- 1.6%
Vonage Holdings Corp./(a)/.................. 39,130      341,605
                                                     -----------

Total Investments -- 95.7%
 (cost $19,392,506).........................          21,124,247
Other assets less liabilities -- 4.3%.......             939,203
                                                     -----------

Net Assets -- 100.0%                                 $22,063,450
                                                     ===========

-----------
(a)Non-income producing security.

Glossary:
ADR -- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.


                                    FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

PORTFOLIO SUMMARY

DECEMBER 31, 2018

                % of Total Investments* Country Diversification
                ----------------------- -----------------------
                        99.5%           United States
                         0.5%           Belgium
                         ----
                        100.0%
                        ======
-----------
* All data are as of December 31, 2018. The Fund's country breakdown is expressed as a percentage of long-term investments and may vary over time.

The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                      1290       1290       1290       1290       1290       1290
                                                   RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
                                                    2020*(a)   2025*(a)   2030*(a)   2035*(a)   2040*(a)   2045*(a)
                                                   ---------- ---------- ---------- ---------- ---------- ----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $74,038    $557,461   $169,105   $259,654   $75,140    $120,082
Receivable for shares of the Portfolios sold......       --       4,347         --         --         7          --
Receivable for policy-related transactions........        3          --         44        252        --       2,091
                                                    -------    --------   --------   --------   -------    --------
   Total assets...................................   74,041     561,808    169,149    259,906    75,147     122,173
                                                    -------    --------   --------   --------   -------    --------

Liabilities:
Payable for shares of the Portfolios purchased....        3          --         44        252        --       2,091
Payable for policy-related transactions...........       --       4,347         --         --         7          --
Payable for direct operating expenses.............        1          22          7          9         1           5
                                                    -------    --------   --------   --------   -------    --------
   Total liabilities..............................        4       4,369         51        261         8       2,096
                                                    -------    --------   --------   --------   -------    --------
Net Assets........................................  $74,037    $557,439   $169,098   $259,645   $75,139    $120,077
                                                    =======    ========   ========   ========   =======    ========

Net Assets:
Accumulation unit values..........................  $74,037    $557,419   $169,098   $259,645   $75,139    $120,077
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................       --          20         --         --        --          --
                                                    -------    --------   --------   --------   -------    --------
Total Net Assets..................................  $74,037    $557,439   $169,098   $259,645   $75,139    $120,077
                                                    =======    ========   ========   ========   =======    ========

Investments in shares of the Portfolios, at cost..  $78,716    $589,041   $180,400   $276,817   $80,244    $130,676

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                      1290 VT                 1290 VT
                                                      1290       1290       1290    DOUBLELINE   1290 VT       GAMCO
                                                   RETIREMENT RETIREMENT RETIREMENT   DYNAMIC    EQUITY     MERGERS AND
                                                    2050*(a)   2055*(a)   2060*(a)  ALLOCATION*  INCOME*   ACQUISITIONS*
                                                   ---------- ---------- ---------- ----------- ---------- -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $127,622   $18,070     $3,647     $65,587   $  793,864    $61,352
Receivable for shares of the Portfolios sold......        --        20         --          --           --         --
Receivable for policy-related transactions........     1,388        --         84         160        2,886        473
                                                    --------   -------     ------     -------   ----------    -------
   Total assets...................................   129,010    18,090      3,731      65,747      796,750     61,825
                                                    --------   -------     ------     -------   ----------    -------

Liabilities:
Payable for shares of the Portfolios purchased....     1,388        --         84         160        2,886        473
Payable for policy-related transactions...........        --        20         --          --           --         --
Payable for direct operating expenses.............         7         1         --           7          119         18
                                                    --------   -------     ------     -------   ----------    -------
   Total liabilities..............................     1,395        21         84         167        3,005        491
                                                    --------   -------     ------     -------   ----------    -------
Net Assets........................................  $127,615   $18,069     $3,647     $65,580   $  793,745    $61,334
                                                    ========   =======     ======     =======   ==========    =======

Net Assets:
Accumulation unit values..........................  $127,615   $18,069     $3,647     $65,580   $  793,703    $61,320
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        --        --         --          --           42         14
                                                    --------   -------     ------     -------   ----------    -------
Total Net Assets..................................  $127,615   $18,069     $3,647     $65,580   $  793,745    $61,334
                                                    ========   =======     ======     =======   ==========    =======

Investments in shares of the Portfolios, at cost..  $137,920   $19,856     $3,957     $70,471   $1,141,802    $67,276

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                   1290 VT GAMCO
                                                       SMALL       1290 VT                       AXA         AXA
                                                      COMPANY      SOCIALLY     ALL ASSET    AGGRESSIVE  CONSERVATIVE
                                                      VALUE*     RESPONSIBLE* GROWTH-ALT 20* ALLOCATION* ALLOCATION*
                                                   ------------- ------------ -------------- ----------- ------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $2,846,099    $2,711,838     $378,229    $2,001,594   $1,826,284
Receivable for policy-related transactions........       5,334         1,362        1,207        19,087          372
                                                    ----------    ----------     --------    ----------   ----------
   Total assets...................................   2,851,433     2,713,200      379,436     2,020,681    1,826,656
                                                    ----------    ----------     --------    ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....       5,316         1,359        1,208        19,078          373
Payable for direct operating expenses.............         612           519           65           460          388
                                                    ----------    ----------     --------    ----------   ----------
   Total liabilities..............................       5,928         1,878        1,273        19,538          761
                                                    ----------    ----------     --------    ----------   ----------
Net Assets........................................  $2,845,505    $2,711,322     $378,163    $2,001,143   $1,825,895
                                                    ==========    ==========     ========    ==========   ==========

Net Assets:
Accumulation unit values..........................  $2,844,952    $2,710,959     $378,146    $2,000,809   $1,825,826
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................         553           363           17           334           69
                                                    ----------    ----------     --------    ----------   ----------
Total Net Assets..................................  $2,845,505    $2,711,322     $378,163    $2,001,143   $1,825,895
                                                    ==========    ==========     ========    ==========   ==========

Investments in shares of the Portfolios, at cost..  $3,223,141    $2,712,222     $417,794    $2,161,400   $1,932,982

                                                        AXA
                                                   CONSERVATIVE-
                                                       PLUS
                                                    ALLOCATION*
                                                   -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $1,165,182
Receivable for policy-related transactions........         436
                                                    ----------
   Total assets...................................   1,165,618
                                                    ----------

Liabilities:
Payable for shares of the Portfolios purchased....         437
Payable for direct operating expenses.............         175
                                                    ----------
   Total liabilities..............................         612
                                                    ----------
Net Assets........................................  $1,165,006
                                                    ==========

Net Assets:
Accumulation unit values..........................  $1,164,770
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................         236
                                                    ----------
Total Net Assets..................................  $1,165,006
                                                    ==========

Investments in shares of the Portfolios, at cost..  $1,267,715

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                   AXA GLOBAL       AXA           AXA      AXA LARGE CAP  AXA LARGE    AXA MID
                                                     EQUITY    INTERNATIONAL INTERNATIONAL    GROWTH      CAP VALUE   CAP VALUE
                                                     MANAGED   CORE MANAGED  VALUE MANAGED    MANAGED      MANAGED     MANAGED
                                                   VOLATILITY*  VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY* VOLATILITY*
                                                   ----------- ------------- ------------- ------------- ----------- -----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................ $1,451,108   $1,410,896      $48,183     $3,072,767   $7,653,896  $5,893,362
Receivable for shares of the Portfolios sold......         --           --           42             --           --          --
Receivable for policy-related transactions........        651          606           --          6,967        1,512         708
                                                   ----------   ----------      -------     ----------   ----------  ----------
   Total assets...................................  1,451,759    1,411,502       48,225      3,079,734    7,655,408   5,894,070
                                                   ----------   ----------      -------     ----------   ----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased....        647          606           --          5,660        1,513         709
Payable for policy-related transactions...........         --           --           40             --           --          --
Payable for direct operating expenses.............        313          304           --            697        1,561       1,315
                                                   ----------   ----------      -------     ----------   ----------  ----------
   Total liabilities..............................        960          910           40          6,357        3,074       2,024
                                                   ----------   ----------      -------     ----------   ----------  ----------
Net Assets........................................ $1,450,799   $1,410,592      $48,185     $3,073,377   $7,652,334  $5,892,046
                                                   ==========   ==========      =======     ==========   ==========  ==========

Net Assets:
Accumulation unit values.......................... $1,450,643   $1,410,211      $48,185     $3,068,190   $7,648,753  $5,890,236
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        156          381           --          5,187        3,581       1,810
                                                   ----------   ----------      -------     ----------   ----------  ----------
Total Net Assets.................................. $1,450,799   $1,410,592      $48,185     $3,073,377   $7,652,334  $5,892,046
                                                   ==========   ==========      =======     ==========   ==========  ==========

Investments in shares of the Portfolios, at cost.. $1,640,908   $1,497,499      $51,576     $3,070,845   $6,747,756  $5,551,121

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                         AXA/
                                                           AXA MODERATE-              CLEARBRIDGE              CHARTER/SM
                                              AXA MODERATE     PLUS      AXA/AB SMALL  LARGE CAP   AXA/JANUS  /MULTI-SECTOR
                                              ALLOCATION*   ALLOCATION*  CAP GROWTH*    GROWTH*   ENTERPRISE*     BOND*
                                              ------------ ------------- ------------ ----------- ----------- -------------
Assets:
Investments in shares of the Portfolios, at
 fair value.................................. $24,287,474   $2,187,874     $551,797    $397,699   $  939,891    $920,479
Receivable for policy-related transactions...      80,003        5,185        1,040       1,166          876       1,691
                                              -----------   ----------     --------    --------   ----------    --------
   Total assets..............................  24,367,477    2,193,059      552,837     398,865      940,767     922,170
                                              -----------   ----------     --------    --------   ----------    --------

Liabilities:
Payable for shares of the Portfolios
 purchased...................................      79,973        5,184        1,040       1,166          876       1,693
Payable for direct operating expenses........       4,359          376           86          68           61         183
                                              -----------   ----------     --------    --------   ----------    --------
   Total liabilities.........................      84,332        5,560        1,126       1,234          937       1,876
                                              -----------   ----------     --------    --------   ----------    --------
Net Assets................................... $24,283,145   $2,187,499     $551,711    $397,631   $  939,830    $920,294
                                              ===========   ==========     ========    ========   ==========    ========

Net Assets:
Accumulation unit values..................... $24,281,001   $2,187,293     $551,551    $397,535   $  939,810    $920,233
Retained by AXA Equitable in Separate
 Account No. 66 .............................       2,144          206          160          96           20          61
                                              -----------   ----------     --------    --------   ----------    --------
Total Net Assets............................. $24,283,145   $2,187,499     $551,711    $397,631   $  939,830    $920,294
                                              ===========   ==========     ========    ========   ==========    ========

Investments in shares of the Portfolios, at
 cost........................................ $26,438,452   $2,434,442     $761,395    $429,570   $1,019,944    $954,945

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                                        EQ/
                                                   CHARTER/SM EQ/BLACKROCK EQ/CAPITAL               INTERMEDIATE      EQ/
                                                   /SMALL CAP BASIC VALUE   GUARDIAN  EQ/EQUITY 500  GOVERNMENT  INTERNATIONAL
                                                     VALUE*     EQUITY*    RESEARCH*     INDEX*        BOND*     EQUITY INDEX*
                                                   ---------- ------------ ---------- ------------- ------------ -------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................    $695      $67,238    $6,955,592  $22,511,670   $4,335,718   $7,717,319
Receivable for shares of the Portfolios sold......      --           64            --       13,493           --           --
Receivable for policy-related transactions........       4           --         3,329           --          386        4,391
                                                      ----      -------    ----------  -----------   ----------   ----------
   Total assets...................................     699       67,302     6,958,921   22,525,163    4,336,104    7,721,710
                                                      ----      -------    ----------  -----------   ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....      --           --         3,329           --          392        4,315
Payable for policy-related transactions...........      --           64            --       13,480           --           --
Payable for direct operating expenses.............      --           --         1,414        4,317          720        1,617
                                                      ----      -------    ----------  -----------   ----------   ----------
   Total liabilities..............................      --           64         4,743       17,797        1,112        5,932
                                                      ----      -------    ----------  -----------   ----------   ----------
Net Assets........................................    $699      $67,238    $6,954,178  $22,507,366   $4,334,992   $7,715,778
                                                      ====      =======    ==========  ===========   ==========   ==========

Net Assets:
Accumulation unit values..........................    $699      $67,232    $6,951,631  $22,499,927   $4,334,869   $7,715,118
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................      --            6         2,547        7,439          123          660
                                                      ----      -------    ----------  -----------   ----------   ----------
Total Net Assets..................................    $699      $67,238    $6,954,178  $22,507,366   $4,334,992   $7,715,778
                                                      ====      =======    ==========  ===========   ==========   ==========

Investments in shares of the Portfolios, at cost..    $831      $65,466    $5,992,689  $18,221,516   $4,405,357   $8,162,555

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                    EQ/MFS                            EQ/PIMCO
                                                   EQ/LARGE CAP  INTERNATIONAL EQ/MID CAP  EQ/MONEY  GLOBAL REAL EQ/PIMCO ULTRA
                                                   GROWTH INDEX*    GROWTH*      INDEX*    MARKET*   RETURN*(a)   SHORT BOND*
                                                   ------------- ------------- ---------- ---------- ----------- --------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................  $1,197,907    $1,011,501    $641,769  $9,838,037   $26,093     $2,228,066
Receivable for shares of the Portfolios sold......          --            --          --          --         3             --
Receivable for policy-related transactions........       2,489         4,085         494       1,619        --          2,923
                                                    ----------    ----------    --------  ----------   -------     ----------
   Total assets...................................   1,200,396     1,015,586     642,263   9,839,656    26,096      2,230,989
                                                    ----------    ----------    --------  ----------   -------     ----------

Liabilities:
Payable for shares of the Portfolios purchased....       2,481         4,085         498       1,693        --          2,926
Payable for policy-related transactions...........          --            --          --          --         3             --
Payable for direct operating expenses.............         250           127         151       1,973        --            417
                                                    ----------    ----------    --------  ----------   -------     ----------
   Total liabilities..............................       2,731         4,212         649       3,666         3          3,343
                                                    ----------    ----------    --------  ----------   -------     ----------
Net Assets........................................  $1,197,665    $1,011,374    $641,614  $9,835,990   $26,093     $2,227,646
                                                    ==========    ==========    ========  ==========   =======     ==========

Net Assets:
Accumulation unit values..........................  $1,197,578    $1,011,354    $640,228  $9,835,990   $26,093     $2,227,581
Retained by AXA Equitable in Separate Account
 No. 66...........................................          87            20       1,386          --        --             65
                                                    ----------    ----------    --------  ----------   -------     ----------
Total Net Assets..................................  $1,197,665    $1,011,374    $641,614  $9,835,990   $26,093     $2,227,646
                                                    ==========    ==========    ========  ==========   =======     ==========

Investments in shares of the Portfolios, at cost..  $1,312,130    $1,218,609    $787,923  $9,837,779   $26,522     $2,280,941

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                               EQ/SMALL   EQ/T. ROWE
                                                   EQ/QUALITY  COMPANY   PRICE GROWTH MULTIMANAGER MULTIMANAGER TARGET 2015
                                                   BOND PLUS*   INDEX*      STOCK*     CORE BOND*  TECHNOLOGY*  ALLOCATION*
                                                   ---------- ---------- ------------ ------------ ------------ -----------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................   $6,975   $3,852,307  $1,126,295   $1,135,257   $5,798,584  $  930,795
Receivable for shares of the Portfolios sold......        7           --          --           --           --          33
Receivable for policy-related transactions........       --        4,436       2,428        3,689        6,150          --
                                                     ------   ----------  ----------   ----------   ----------  ----------
   Total assets...................................    6,982    3,856,743   1,128,723    1,138,946    5,804,734     930,828
                                                     ------   ----------  ----------   ----------   ----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased....       --        4,443       2,428        3,689        6,135          --
Payable for policy-related transactions...........        7           --          --           --           --          33
Payable for direct operating expenses.............        1          834         162          192        1,211         247
                                                     ------   ----------  ----------   ----------   ----------  ----------
   Total liabilities..............................        8        5,277       2,590        3,881        7,346         280
                                                     ------   ----------  ----------   ----------   ----------  ----------
Net Assets........................................   $6,974   $3,851,466  $1,126,133   $1,135,065   $5,797,388  $  930,548
                                                     ======   ==========  ==========   ==========   ==========  ==========

Net Assets:
Accumulation unit values..........................   $6,927   $3,850,600  $1,125,540   $1,134,913   $5,795,139  $  930,453
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................       47          866         593          152        2,249          95
                                                     ------   ----------  ----------   ----------   ----------  ----------
Total Net Assets..................................   $6,974   $3,851,466  $1,126,133   $1,135,065   $5,797,388  $  930,548
                                                     ======   ==========  ==========   ==========   ==========  ==========

Investments in shares of the Portfolios, at cost..   $7,107   $4,602,915  $1,316,864   $1,172,631   $6,141,027  $1,022,020

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                                                                     VANGUARD
                                                                                                     VARIABLE     VANGUARD
                                                                                                    INSURANCE     VARIABLE
                                                                                                    FUND TOTAL   INSURANCE
                                                                                                   BOND MARKET   FUND TOTAL
                                                   TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    INDEX     STOCK MARKET
                                                   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* PORTFOLIO(a)   INDEX(a)
                                                   ----------- ----------- ----------- ----------- ------------ ------------
Assets:
Investments in shares of the Portfolios, at fair
 value............................................ $2,138,297  $1,338,157  $1,795,318   $136,243    $2,025,673   $2,646,452
Receivable for shares of the Portfolios sold......        114      23,044         234         52            --           --
Receivable for policy-related transactions........         --          --          --          8         6,357       25,536
                                                   ----------  ----------  ----------   --------    ----------   ----------
   Total assets...................................  2,138,411   1,361,201   1,795,552    136,303     2,032,030    2,671,988
                                                   ----------  ----------  ----------   --------    ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased....         --          --          --         --         6,357       25,520
Payable for policy-related transactions...........        110      23,044         219         --            --           --
Payable for direct operating expenses.............        561         370         324         98            77          132
                                                   ----------  ----------  ----------   --------    ----------   ----------
   Total liabilities..............................        671      23,414         543         98         6,434       25,652
                                                   ----------  ----------  ----------   --------    ----------   ----------
Net Assets........................................ $2,137,740  $1,337,787  $1,795,009   $136,205    $2,025,596   $2,646,336
                                                   ==========  ==========  ==========   ========    ==========   ==========

Net Assets:
Accumulation unit values.......................... $2,137,368  $1,337,641  $1,794,839   $136,205    $2,025,521   $2,646,336
Retained by AXA Equitable in Separate Account
 No. 66 ..........................................        372         146         170         --            75           --
                                                   ----------  ----------  ----------   --------    ----------   ----------
Total Net Assets.................................. $2,137,740  $1,337,787  $1,795,009   $136,205    $2,025,596   $2,646,336
                                                   ==========  ==========  ==========   ========    ==========   ==========

Investments in shares of the Portfolios, at cost.. $2,115,939  $1,314,846  $1,794,865   $141,334    $1,987,764   $2,936,498

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                Share Class** Portfolio Shares Held
                                              --------------- ---------------------
1290 RETIREMENT 2020.........................        I                7,316

1290 RETIREMENT 2025.........................        I               54,546

1290 RETIREMENT 2030.........................        I               16,595

1290 RETIREMENT 2035.........................        I               25,283

1290 RETIREMENT 2040.........................        I                7,345

1290 RETIREMENT 2045.........................        I               11,670

1290 RETIREMENT 2050.........................        I               12,415

1290 RETIREMENT 2055.........................        I                1,756

1290 RETIREMENT 2060.........................        I                 354

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B                6,186

1290 VT EQUITY INCOME........................        B               212,285

1290 VT GAMCO MERGERS & ACQUISITIONS.........        B                5,212

1290 VT GAMCO SMALL COMPANY VALUE............        B               56,787

1290 VT SOCIALLY RESPONSIBLE.................        B               246,995

ALL ASSET GROWTH-ALT 20......................        B               20,385

AXA AGGRESSIVE ALLOCATION....................        B               197,424

AXA CONSERVATIVE ALLOCATION..................        B               204,179

AXA CONSERVATIVE-PLUS ALLOCATION.............        B               128,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.........        B               97,513

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B               149,096

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        B                4,210

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B               107,959

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A               38,653
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B               446,774

AXA MID CAP VALUE MANAGED VOLATILITY.........        B               426,350

AXA MODERATE ALLOCATION......................        B              1,889,713

AXA MODERATE-PLUS ALLOCATION.................        B               218,968

AXA/AB SMALL CAP GROWTH......................        A                4,234
AXA/AB SMALL CAP GROWTH......................        B               33,868

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B               37,820

AXA/JANUS ENTERPRISE.........................        B               57,065

CHARTER/SM/ MULTI-SECTOR BOND................        A                 11
CHARTER/SM/ MULTI-SECTOR BOND................        B               249,210

CHARTER/SM/ SMALL CAP VALUE..................        B                 46

EQ/BLACKROCK BASIC VALUE EQUITY..............        B                3,300

EQ/CAPITAL GUARDIAN RESEARCH.................        B               311,936

EQ/EQUITY 500 INDEX..........................        A               26,557
EQ/EQUITY 500 INDEX..........................        B               533,496

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

                                                  Share Class**    Portfolio Shares Held
                                              -------------------- ---------------------

EQ/INTERMEDIATE GOVERNMENT BOND..............          A                     1
EQ/INTERMEDIATE GOVERNMENT BOND..............          B                  430,687

EQ/INTERNATIONAL EQUITY INDEX................          A                  930,049

EQ/LARGE CAP GROWTH INDEX....................          B                  93,065

EQ/MFS INTERNATIONAL GROWTH..................          B                  149,682

EQ/MID CAP INDEX.............................          B                  53,052

EQ/MONEY MARKET..............................          A                    542
EQ/MONEY MARKET..............................          B                 9,837,074

EQ/PIMCO GLOBAL REAL RETURN..................          K                   2,743

EQ/PIMCO ULTRA SHORT BOND....................          B                  226,422

EQ/QUALITY BOND PLUS.........................          A                    836

EQ/SMALL COMPANY INDEX.......................          B                  408,029

EQ/T. ROWE PRICE GROWTH STOCK................          B                  26,659

MULTIMANAGER CORE BOND.......................          B                  118,468

MULTIMANAGER TECHNOLOGY......................          B                  245,915

TARGET 2015 ALLOCATION.......................          B                  115,948

TARGET 2025 ALLOCATION.......................          B                  209,346

TARGET 2035 ALLOCATION.......................          B                  125,410

TARGET 2045 ALLOCATION.......................          B                  167,993

TARGET 2055 ALLOCATION.......................          B                  13,493

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND
 MARKET INDEX PORTFOLIO...................... INVESTOR SHARE CLASS        175,535

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK
 MARKET INDEX................................ INVESTOR SHARE CLASS        77,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2018

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
1290 RETIREMENT 2020.......................  0.02%          I         $  9.80          8

1290 RETIREMENT 2025.......................  0.02%          I         $  9.76         57

1290 RETIREMENT 2030.......................  0.02%          I         $  9.69         17

1290 RETIREMENT 2035.......................  0.02%          I         $  9.67         27

1290 RETIREMENT 2040.......................  0.02%          I         $  9.64          8

1290 RETIREMENT 2045.......................  0.02%          I         $  9.61         12

1290 RETIREMENT 2050.......................  0.02%          I         $  9.57         13

1290 RETIREMENT 2055.......................  0.02%          I         $  9.54          2

1290 RETIREMENT 2060.......................  0.02%          I         $  9.53         --

1290 VT DOUBLELINE DYNAMIC ALLOCATION......  0.02%          B         $ 12.52          5

1290 VT EQUITY INCOME......................  0.02%          B         $ 16.22         49

1290 VT GAMCO MERGERS & ACQUISITIONS.......  0.02%          B         $ 12.75          5

1290 VT GAMCO SMALL COMPANY VALUE..........  0.02%          B         $ 28.12        101

1290 VT SOCIALLY RESPONSIBLE...............  0.02%          B         $ 17.04        159

ALL ASSET GROWTH-ALT 20....................  0.02%          B         $ 13.22         29

AXA AGGRESSIVE ALLOCATION..................  0.02%          B         $ 14.08        142

AXA CONSERVATIVE ALLOCATION................  0.02%          B         $ 12.88        142

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.02%          B         $ 13.41         87

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $591.26         --
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.02%          B         $ 16.60         87

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $151.65         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.02%          B         $ 13.61        104

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $161.21         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $321.75         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.02%          B         $ 13.41        228

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $219.27          3
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.02%          B         $ 20.34        346

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $340.09         --
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.02%          B         $ 26.78        217

AXA MODERATE ALLOCATION....................  0.02%          B         $ 13.34      1,821

AXA MODERATE-PLUS ALLOCATION...............  0.02%          B         $ 13.81        158

AXA/AB SMALL CAP GROWTH....................  0.05%          A         $453.90         --
AXA/AB SMALL CAP GROWTH....................  0.02%          B         $ 17.72         27

AXA/CLEARBRIDGE LARGE CAP GROWTH...........  0.00%          B         $266.01         --
AXA/CLEARBRIDGE LARGE CAP GROWTH...........  0.02%          B         $ 18.16         18

AXA/JANUS ENTERPRISE.......................  0.02%          B         $ 15.80         59

CHARTER/SM/ MULTI-SECTOR BOND..............  0.02%          B         $ 10.53         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2018

                                                                                                 Units
                                                     Contract                                 Outstanding
                                                     Charges*     Share Class**    Unit Value (000's)***
                                                     -------- -------------------- ---------- -----------

CHARTER/SM/ SMALL CAP VALUE.........................  0.00%            B            $306.01         --

EQ/BLACKROCK BASIC VALUE EQUITY.....................  0.00%            B            $390.21         --

EQ/CAPITAL GUARDIAN RESEARCH........................  0.00%            B            $312.55         --
EQ/CAPITAL GUARDIAN RESEARCH........................  0.02%            B            $ 38.44        181

EQ/EQUITY 500 INDEX.................................  0.05%            A            $781.55          1
EQ/EQUITY 500 INDEX.................................  0.02%            B            $ 19.45      1,102

EQ/INTERMEDIATE GOVERNMENT BOND.....................  0.02%            B            $ 12.47        347

EQ/INTERNATIONAL EQUITY INDEX.......................  0.02%            A            $ 20.86        352
EQ/INTERNATIONAL EQUITY INDEX.......................  0.05%            A            $185.32          2

EQ/LARGE CAP GROWTH INDEX...........................  0.00%            B            $209.19         --
EQ/LARGE CAP GROWTH INDEX...........................  0.02%            B            $ 20.34         59

EQ/MFS INTERNATIONAL GROWTH.........................  0.02%            B            $ 13.72         74

EQ/MID CAP INDEX....................................  0.00%            B            $258.04         --
EQ/MID CAP INDEX....................................  0.02%            B            $ 17.60         36

EQ/MONEY MARKET.....................................  0.05%            A            $177.55         --
EQ/MONEY MARKET.....................................  0.02%            B            $ 10.15        969

EQ/PIMCO GLOBAL REAL RETURN.........................  0.02%            K            $  9.96          3

EQ/PIMCO ULTRA SHORT BOND...........................  0.02%            B            $ 12.34        181

EQ/QUALITY BOND PLUS................................  0.05%            A            $253.57         --

EQ/SMALL COMPANY INDEX..............................  0.02%            B            $ 29.07        132

EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%            B            $ 24.68         --
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.02%            B            $ 21.40         53

MULTIMANAGER CORE BOND..............................  0.02%            B            $ 10.69        106

MULTIMANAGER TECHNOLOGY.............................  0.02%            B            $ 39.59        146

TARGET 2015 ALLOCATION..............................  0.02%            B            $ 12.97         72

TARGET 2025 ALLOCATION..............................  0.02%            B            $ 13.74        156

TARGET 2035 ALLOCATION..............................  0.02%            B            $ 14.10         95

TARGET 2045 ALLOCATION..............................  0.02%            B            $ 14.19        126

TARGET 2055 ALLOCATION..............................  0.02%            B            $ 11.21         12

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET
 INDEX PORTFOLIO....................................  0.02%   INVESTOR SHARE CLASS  $ 10.22        198

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET
 INDEX..............................................  0.02%   INVESTOR SHARE CLASS  $  9.54        277

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in note 5 of these financial statements.
***Variable Investment Options where units outstanding are less than 500 are denoted by a --.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                       1290       1290       1290       1290       1290       1290
                                                    RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
                                                     2020*(a)   2025*(a)   2030*(a)   2035*(a)   2040*(a)   2045*(a)
                                                    ---------- ---------- ---------- ---------- ---------- ----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $ 1,056    $  7,370   $  2,916   $  3,634   $ 1,082    $  2,028
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        4          51         17         23         1          12
                                                     -------    --------   --------   --------   -------    --------

Net Investment Income (Loss).......................    1,052       7,319      2,899      3,611     1,081       2,016
                                                     -------    --------   --------   --------   -------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........      (19)     (1,180)         6          8      (334)          2
   Net realized gain distribution from the
    Portfolios.....................................      319       1,289        648        375       270         324
                                                     -------    --------   --------   --------   -------    --------
 Net realized gain (loss)..........................      300         109        654        383       (64)        326
                                                     -------    --------   --------   --------   -------    --------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (4,678)    (31,580)   (11,295)   (17,163)   (5,104)    (10,594)
                                                     -------    --------   --------   --------   -------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (4,378)    (31,471)   (10,641)   (16,780)   (5,168)    (10,268)
                                                     -------    --------   --------   --------   -------    --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(3,326)   $(24,152)  $ (7,742)  $(13,169)  $(4,087)   $ (8,252)
                                                     =======    ========   ========   ========   =======    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                       1290 VT
                                                       1290       1290       1290    DOUBLELINE                 1290 VT GAMCO
                                                    RETIREMENT RETIREMENT RETIREMENT   DYNAMIC   1290 VT EQUITY  MERGERS AND
                                                     2050*(a)   2055*(a)   2060*(a)  ALLOCATION*    INCOME*     ACQUISITIONS*
                                                    ---------- ---------- ---------- ----------- -------------- -------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  2,391   $   352     $  65      $ 1,135     $  18,070       $   944
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        15         2        --           11           142            18
                                                     --------   -------     -----      -------     ---------       -------

Net Investment Income (Loss).......................     2,376       350        65        1,124        17,928           926
                                                     --------   -------     -----      -------     ---------       -------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........        12        (2)       --           64         6,993         1,684
   Net realized gain distribution from the
    Portfolios.....................................       598        84        12        1,526       239,805         1,731
                                                     --------   -------     -----      -------     ---------       -------
 Net realized gain (loss)..........................       610        82        12        1,590       246,798         3,415
                                                     --------   -------     -----      -------     ---------       -------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (10,298)   (1,786)     (310)      (5,400)     (363,514)       (7,834)
                                                     --------   -------     -----      -------     ---------       -------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................    (9,688)   (1,704)     (298)      (3,810)     (116,716)       (4,419)
                                                     --------   -------     -----      -------     ---------       -------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $ (7,312)  $(1,354)    $(233)     $(2,686)    $ (98,788)      $(3,493)
                                                     ========   =======     =====      =======     =========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                          1290 VT GAMCO    1290 VT                       AXA         AXA             AXA
                                              SMALL        SOCIALLY     ALL ASSET    AGGRESSIVE  CONSERVATIVE CONSERVATIVE-PLUS
                                          COMPANY VALUE* RESPONSIBLE* GROWTH-ALT 20* ALLOCATION* ALLOCATION*     ALLOCATION*
                                          -------------- ------------ -------------- ----------- ------------ -----------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios.........   $  18,804     $  28,463      $  7,335     $  34,851    $ 28,413       $  18,109
 Expenses:
   Asset-based charges and direct
    operating expenses...................         689           594            88           447         395             203
                                            ---------     ---------      --------     ---------    --------       ---------

Net Investment Income (Loss).............      18,115        27,869         7,247        34,404      28,018          17,906
                                            ---------     ---------      --------     ---------    --------       ---------

Net Realized and Unrealized Gain (Loss)
 on Investments:
   Net realized gain (loss) on
    investments..........................      86,661       122,344        27,903        90,533     (14,571)         (4,394)
   Net realized gain distribution from
    the Portfolios.......................     152,453        78,229        14,179       121,712      44,610          46,093
                                            ---------     ---------      --------     ---------    --------       ---------
 Net realized gain (loss)................     239,114       200,573        42,082       212,245      30,039          41,699
                                            ---------     ---------      --------     ---------    --------       ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (783,240)     (344,943)      (81,022)     (412,606)    (87,356)       (105,361)
                                            ---------     ---------      --------     ---------    --------       ---------

Net Realized and Unrealized Gain (Loss)
 on Investments..........................    (544,126)     (144,370)      (38,940)     (200,361)    (57,317)        (63,662)
                                            ---------     ---------      --------     ---------    --------       ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations...............   $(526,011)    $(116,501)     $(31,693)    $(165,957)   $(29,299)      $ (45,756)
                                            =========     =========      ========     =========    ========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                     AXA           AXA
                                                    AXA GLOBAL  INTERNATIONAL INTERNATIONAL  AXA LARGE   AXA LARGE   AXA MID CAP
                                                      EQUITY        CORE          VALUE     CAP GROWTH   CAP VALUE      VALUE
                                                      MANAGED      MANAGED       MANAGED      MANAGED     MANAGED      MANAGED
                                                    VOLATILITY*  VOLATILITY*   VOLATILITY*  VOLATILITY* VOLATILITY*  VOLATILITY*
                                                    ----------- ------------- ------------- ----------- -----------  -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  17,756    $  28,017     $    975     $  16,889  $   216,876  $    85,535
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        351          331           --           777        1,639        1,398
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Investment Income (Loss).......................     17,405       27,686          975        16,112      215,237       84,137
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........    148,556       61,572        1,225       552,848      802,796      404,941
   Net realized gain distribution from the
    Portfolios.....................................    126,029           --           --       298,724      407,444      552,836
                                                     ---------    ---------     --------     ---------  -----------  -----------
 Net realized gain (loss)..........................    274,585       61,572        1,225       851,572    1,210,240      957,777
                                                     ---------    ---------     --------     ---------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments ..................   (503,906)    (337,939)     (12,795)     (935,635)  (2,270,626)  (1,964,810)
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (229,321)    (276,367)     (11,570)      (84,063)  (1,060,386)  (1,007,033)
                                                     ---------    ---------     --------     ---------  -----------  -----------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(211,916)   $(248,681)    $(10,595)    $ (67,951) $  (845,149) $  (922,896)
                                                     =========    =========     ========     =========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                               AXA/
                                                                      AXA                   CLEARBRIDGE             CHARTER/SM/
                                                    AXA MODERATE MODERATE-PLUS AXA/AB SMALL  LARGE CAP   AXA/JANUS  MULTI-SECTOR
                                                    ALLOCATION*   ALLOCATION*  CAP GROWTH*    GROWTH*   ENTERPRISE*    BOND*
                                                    ------------ ------------- ------------ ----------- ----------- ------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios................... $   407,871    $  38,039    $     841    $    755    $      --    $ 20,804
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................       4,881          438          147          76           95         180
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Investment Income (Loss).......................     402,990       37,601          694         679          (95)     20,624
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........     178,503        4,001       47,033      41,013        9,781      (4,797)
   Net realized gain distribution from the
    Portfolios.....................................   1,000,075      112,140      104,961      37,355       52,949          --
                                                    -----------    ---------    ---------    --------    ---------    --------
 Net realized gain (loss)..........................   1,178,578      116,141      151,994      78,368       62,730      (4,797)
                                                    -----------    ---------    ---------    --------    ---------    --------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (2,801,165)    (315,247)    (219,562)    (70,987)    (103,397)    (21,520)
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................  (1,622,587)    (199,106)     (67,568)      7,381      (40,667)    (26,317)
                                                    -----------    ---------    ---------    --------    ---------    --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations................................... $(1,219,597)   $(161,505)   $ (66,874)   $  8,060    $ (40,762)   $ (5,693)
                                                    ===========    =========    =========    ========    =========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                          CHARTER/SM/ EQ/BLACKROCK  EQ/CAPITAL                EQ/INTERMEDIATE
                                          SMALL CAP   BASIC VALUE    GUARDIAN   EQ/EQUITY 500   GOVERNMENT    EQ/INTERNATIONAL
                                            VALUE*      EQUITY*     RESEARCH*      INDEX*          BOND*       EQUITY INDEX*
                                          ----------  ------------ -----------  ------------- --------------- ----------------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios.........  $    10      $  1,220   $    45,483   $   360,027     $ 56,238       $   214,830
 Expenses:
   Asset-based charges and direct
    operating expenses...................       --            --         1,564         5,354          786             1,919
                                           -------      --------   -----------   -----------     --------       -----------

Net Investment Income (Loss).............       10         1,220        43,919       354,673       55,452           212,911
                                           -------      --------   -----------   -----------     --------       -----------

Net Realized and Unrealized Gain (Loss)
 on Investments:
   Net realized gain (loss) on
    investments..........................    3,810         8,787       833,492     1,871,631      (27,914)          195,661
   Net realized gain distribution from
    the Portfolios.......................       12         6,249       905,354       550,470           --                --
                                           -------      --------   -----------   -----------     --------       -----------
 Net realized gain (loss)................    3,822        15,036     1,738,846     2,422,101      (27,914)          195,661
                                           -------      --------   -----------   -----------     --------       -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (3,465)      (21,417)   (2,108,085)   (3,877,097)       8,133        (1,823,431)
                                           -------      --------   -----------   -----------     --------       -----------

Net Realized and Unrealized Gain (Loss)
 on Investments..........................      357        (6,381)     (369,239)   (1,454,996)     (19,781)       (1,627,770)
                                           -------      --------   -----------   -----------     --------       -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations...............  $   367      $ (5,161)  $  (325,320)  $(1,100,323)    $ 35,671       $(1,414,859)
                                           =======      ========   ===========   ===========     ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                     EQ/MFS                          EQ/PIMCO    EQ/PIMCO
                                                    EQ/LARGE CAP  INTERNATIONAL EQ/MID CAP EQ/MONEY GLOBAL REAL ULTRA SHORT
                                                    GROWTH INDEX*    GROWTH*      INDEX*   MARKET*  RETURN*(a)     BOND*
                                                    ------------- ------------- ---------- -------- ----------- -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................   $   8,829     $  10,059   $   8,064  $127,118    $ 500     $ 44,017
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................         291           179         166     2,000       --          477
                                                      ---------     ---------   ---------  --------    -----     --------

Net Investment Income (Loss).......................       8,538         9,880       7,898   125,118      500       43,540
                                                      ---------     ---------   ---------  --------    -----     --------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........     159,973         5,756      17,617       183       --       36,622
   Net realized gain distribution from the
    Portfolios.....................................      84,542        99,655      55,408        --       --           --
                                                      ---------     ---------   ---------  --------    -----     --------
 Net realized gain (loss)..........................     244,515       105,411      73,025       183       --       36,622
                                                      ---------     ---------   ---------  --------    -----     --------

 Net change in unrealized appreciation
   (depreciation) of investments...................    (265,352)     (212,065)   (166,858)      301     (429)     (57,857)
                                                      ---------     ---------   ---------  --------    -----     --------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................     (20,837)     (106,654)    (93,833)      484     (429)     (21,235)
                                                      ---------     ---------   ---------  --------    -----     --------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................   $ (12,299)    $ (96,774)  $ (85,935) $125,602    $  71     $ 22,305
                                                      =========     =========   =========  ========    =====     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                EQ/SMALL   EQ/T. ROWE
                                                    EQ/QUALITY  COMPANY   PRICE GROWTH MULTIMANAGER MULTIMANAGER TARGET 2015
                                                    BOND PLUS*   INDEX*      STOCK*     CORE BOND*  TECHNOLOGY*  ALLOCATION*
                                                    ---------- ---------  ------------ ------------ ------------ -----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................   $ 120    $  43,735   $      --     $ 29,348   $     9,951   $  17,076
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................       4          940         205          213         1,393         242
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Investment Income (Loss).......................     116       42,795        (205)      29,135         8,558      16,834
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........      (2)      16,131      38,794       (3,822)      779,591      (1,613)
   Net realized gain distribution from the
    Portfolios.....................................      --      379,363      94,988           --       715,646      74,047
                                                      -----    ---------   ---------     --------   -----------   ---------
 Net realized gain (loss)..........................      (2)     395,494     133,782       (3,822)    1,495,237      72,434
                                                      -----    ---------   ---------     --------   -----------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................    (111)    (909,264)   (178,632)     (28,560)   (1,269,124)   (126,919)
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................    (113)    (513,770)    (44,850)     (32,382)      226,113     (54,485)
                                                      -----    ---------   ---------     --------   -----------   ---------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................   $   3    $(470,975)  $ (45,055)    $ (3,247)  $   234,671   $ (37,651)
                                                      =====    =========   =========     ========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      VANGUARD    VANGUARD
                                                                                                      VARIABLE    VARIABLE
                                                                                                     INSURANCE   INSURANCE
                                                                                                     FUND TOTAL  FUND TOTAL
                                                                                                    BOND MARKET    STOCK
                                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    INDEX       MARKET
                                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* PORTFOLIO(a)  INDEX(a)
                                                    ----------- ----------- ----------- ----------- ------------ ----------
Income and Expenses:
 Investment Income:
   Dividends from the Portfolios...................  $  37,732   $  22,348   $  29,001   $  2,191     $    --    $      --
 Expenses:
   Asset-based charges and direct operating
    expenses.......................................        553         364         385         36         179          295
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Investment Income (Loss).......................     37,179      21,984      28,616      2,155        (179)        (295)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.........    109,810     104,497      51,753     17,820         538       15,835
   Net realized gain distribution from the
    Portfolios.....................................     52,077      18,767      19,895         --          --           --
                                                     ---------   ---------   ---------   --------     -------    ---------
 Net realized gain (loss)..........................    161,887     123,264      71,648     17,820         538       15,835
                                                     ---------   ---------   ---------   --------     -------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (329,784)   (243,644)   (259,006)   (32,877)     37,909     (290,046)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Realized and Unrealized Gain (Loss) on
 Investments.......................................   (167,897)   (120,380)   (187,358)   (15,057)     38,447     (274,211)
                                                     ---------   ---------   ---------   --------     -------    ---------

Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $(130,718)  $ (98,396)  $(158,742)  $(12,902)    $38,268    $(274,506)
                                                     =========   =========   =========   ========     =======    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2020*(a)        2025*(a)        2030*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................     $ 1,052        $  7,319        $  2,899
 Net realized gain (loss).........................         300             109             654
 Net change in unrealized appreciation
   (depreciation) of investments..................      (4,678)        (31,580)        (11,295)
                                                       -------        --------        --------

 Net increase (decrease) in net assets resulting
   from operations................................      (3,326)        (24,152)         (7,742)
                                                       -------        --------        --------

From Contractowners Transactions:
 Payments received from contractowners............       7,509           9,762           9,300
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      70,447         589,194         168,115
 Redemptions for contract benefits and
   terminations...................................        (513)        (15,839)             --
 Contract maintenance charges.....................         (80)         (1,535)           (575)
                                                       -------        --------        --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      77,363         581,582         176,840
                                                       -------        --------        --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................          --               9              --
                                                       -------        --------        --------

Net Increase (Decrease) in Net Assets.............      74,037         557,439         169,098

Net Assets -- End of Year or Period...............     $74,037        $557,439        $169,098
                                                       =======        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2035*(a)        2040*(a)        2045*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................    $  3,611        $  1,081        $  2,016
 Net realized gain (loss).........................         383             (64)            326
 Net change in unrealized appreciation
   (depreciation) of investments..................     (17,163)         (5,104)        (10,594)
                                                      --------        --------        --------

 Net increase (decrease) in net assets resulting
   from operations................................     (13,169)         (4,087)         (8,252)
                                                      --------        --------        --------

From Contractowners Transactions:
 Payments received from contractowners............      74,831          22,008          13,459
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     198,819          70,293         115,317
 Redemptions for contract benefits and
   terminations...................................         (44)        (13,000)             --
 Contract maintenance charges.....................        (797)            (75)           (447)
                                                      --------        --------        --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     272,809          79,226         128,329
                                                      --------        --------        --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................           5              --              --
                                                      --------        --------        --------

Net Increase (Decrease) in Net Assets.............     259,645          75,139         120,077

Net Assets -- End of Year or Period...............    $259,645        $ 75,139        $120,077
                                                      ========        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 RETIREMENT 1290 RETIREMENT 1290 RETIREMENT
                                                      2050*(a)        2055*(a)        2060*(a)
                                                   --------------- --------------- ---------------
                                                        2018            2018            2018
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................    $  2,376         $   350         $   65
 Net realized gain (loss).........................         610              82             12
 Net change in unrealized appreciation
   (depreciation) of investments..................     (10,298)         (1,786)          (310)
                                                      --------         -------         ------

 Net increase (decrease) in net assets resulting
   from operations................................      (7,312)         (1,354)          (233)
                                                      --------         -------         ------

From Contractowners Transactions:
 Payments received from contractowners............      13,069           3,799          2,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     122,518          15,709          1,702
 Contract maintenance charges.....................        (660)            (85)           (15)
                                                      --------         -------         ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     134,927          19,423          3,880
                                                      --------         -------         ------

Net Increase (Decrease) in Net Assets.............     127,615          18,069          3,647

Net Assets -- End of Year or Period...............    $127,615         $18,069         $3,647
                                                      ========         =======         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   1290 VT DOUBLELINE                         1290 VT GAMCO MERGERS
                                                   DYNAMIC ALLOCATION* 1290 VT EQUITY INCOME*  AND ACQUISITIONS*
                                                   ------------------- --------------------   --------------------
                                                     2018      2017       2018        2017      2018       2017
                                                   -------   -------   ---------   ---------  --------   --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $ 1,124   $   198   $  17,928   $   9,280  $    926   $    161
 Net realized gain (loss).........................   1,590     2,062     246,798      40,399     3,415      6,633
 Net change in unrealized appreciation
   (depreciation) of investments..................  (5,400)      799    (363,514)     42,508    (7,834)       169
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,686)    3,059     (98,788)     92,187    (3,493)     6,963
                                                   -------   -------   ---------   ---------  --------   --------

From Contractowners Transactions:
 Payments received from contractowners............  30,317    14,283      83,885      75,374    13,837     15,008
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,858    (2,417)    285,716      25,957    (9,947)    (2,343)
 Redemptions for contract benefits and
   terminations...................................  (2,454)   (9,672)    (81,865)   (255,480)  (54,385)   (21,831)
 Contract maintenance charges.....................    (485)     (327)     (4,634)     (3,910)     (688)      (821)
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  30,236     1,867     283,102    (158,059)  (51,183)    (9,987)
                                                   -------   -------   ---------   ---------  --------   --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................      --        --          11          --        --         --
                                                   -------   -------   ---------   ---------  --------   --------

Net Increase (Decrease) in Net Assets.............  27,550     4,926     184,325     (65,872)  (54,676)    (3,024)
Net Assets -- Beginning of Year or Period.........  38,030    33,104     609,420     675,292   116,010    119,034
                                                   -------   -------   ---------   ---------  --------   --------

Net Assets -- End of Year or Period............... $65,580   $38,030   $ 793,745   $ 609,420  $ 61,334   $116,010
                                                   =======   =======   =========   =========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     1290 VT GAMCO SMALL      1290 VT SOCIALLY          ALL ASSET
                                                       COMPANY VALUE*           RESPONSIBLE*          GROWTH-ALT 20*
                                                   ----------------------  ----------------------  -------------------
                                                      2018        2017        2018        2017        2018      2017
                                                   ----------  ----------  ----------  ----------  ---------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   18,115  $   18,531  $   27,869  $   28,430  $   7,247  $  6,708
 Net realized gain (loss).........................    239,114     376,971     200,573     434,042     42,082    10,266
 Net change in unrealized appreciation
   (depreciation) of investments..................   (783,240)     97,298    (344,943)     37,802    (81,022)   39,697
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from operations................................   (526,011)    492,800    (116,501)    500,274    (31,693)   56,671
                                                   ----------  ----------  ----------  ----------  ---------  --------

From Contractowners Transactions:
 Payments received from contractowners............    402,561     280,592     160,457     153,963     79,167    52,061
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (67,818)   (212,463)   (125,134)     57,295   (113,790)  104,373
 Redemptions for contract benefits and
   terminations...................................   (381,254)   (401,382)   (193,587)   (115,293)   (41,656)  (17,629)
 Contract maintenance charges.....................    (23,189)    (22,639)    (19,466)    (17,662)    (3,163)   (2,604)
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (69,700)   (355,892)   (177,730)     78,303    (79,442)  136,201
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         50          --          45          --          8        --
                                                   ----------  ----------  ----------  ----------  ---------  --------

Net Increase (Decrease) in Net Assets.............   (595,661)    136,908    (294,186)    578,577   (111,127)  192,872
Net Assets -- Beginning of Year or Period.........  3,441,166   3,304,258   3,005,508   2,426,931    489,290   296,418
                                                   ----------  ----------  ----------  ----------  ---------  --------

Net Assets -- End of Year or Period............... $2,845,505  $3,441,166  $2,711,322  $3,005,508  $ 378,163  $489,290
                                                   ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        AXA AGGRESSIVE         AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                         ALLOCATION*              ALLOCATION*             ALLOCATION*
                                                   -----------------------  ----------------------  ----------------------
                                                       2018        2017        2018        2017        2018        2017
                                                   -----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    34,404  $   41,564  $   28,018  $   23,765  $   17,906  $   10,793
 Net realized gain (loss).........................     212,245      94,801      30,039      48,037      41,699      14,906
 Net change in unrealized appreciation
   (depreciation) of investments..................    (412,606)    345,252     (87,356)     33,396    (105,361)     54,454
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (165,957)    481,617     (29,299)    105,198     (45,756)     80,153
                                                   -----------  ----------  ----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     279,756     306,905     116,348     103,314     106,427      99,775
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (79,721)    (80,132)   (220,373)    (44,208)    195,450     (11,812)
 Redemptions for contract benefits and
   terminations...................................  (1,024,781)   (212,717)   (174,532)   (222,685)    (30,717)   (340,421)
 Contract maintenance charges.....................     (16,345)    (18,614)    (13,618)    (14,829)     (7,234)     (6,962)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (841,091)     (4,558)   (292,175)   (178,408)    263,926    (259,420)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................          33          --          28          --          48         (31)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............  (1,007,015)    477,059    (321,446)    (73,210)    218,218    (179,298)
Net Assets -- Beginning of Year or Period.........   3,008,158   2,531,099   2,147,341   2,220,551     946,788   1,126,086
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $ 2,001,143  $3,008,158  $1,825,895  $2,147,341  $1,165,006  $  946,788
                                                   ===========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      AXA GLOBAL EQUITY    AXA INTERNATIONAL CORE  AXA INTERNATIONAL VALUE
                                                     MANAGED VOLATILITY*     MANAGED VOLATILITY*   MANAGED VOLATILITY*
                                                   ----------------------  ----------------------  ----------------------
                                                      2018        2017        2018        2017       2018         2017
                                                   ----------  ----------  ----------  ----------   --------     -------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   17,405  $   18,814  $   27,686  $   28,491  $    975     $ 1,214
 Net realized gain (loss).........................    274,585     143,130      61,572      62,968     1,225         250
 Net change in unrealized appreciation
   (depreciation) of investments..................   (503,906)    218,725    (337,939)    305,632   (12,795)     11,046
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in net assets resulting
   from operations................................   (211,916)    380,669    (248,681)    397,091   (10,595)     12,510
                                                   ----------  ----------  ----------  ----------   --------     -------

From Contractowners Transactions:
 Payments received from contractowners............    151,130     181,735     119,445     155,118     2,712       2,591
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (70,625)     64,909    (123,428)    (10,860)  (10,260)         --
 Redemptions for contract benefits and
   terminations...................................   (324,282)   (142,242)   (210,684)   (233,682)       --        (254)
 Contract maintenance charges.....................    (12,078)    (11,489)    (11,382)    (11,721)     (645)       (622)
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (255,855)     92,913    (226,049)   (101,145)   (8,193)      1,715
                                                   ----------  ----------  ----------  ----------   --------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................         26          --          22          --        --          --
                                                   ----------  ----------  ----------  ----------   --------     -------

Net Increase (Decrease) in Net Assets.............   (467,745)    473,582    (474,708)    295,946   (18,788)     14,225
Net Assets -- Beginning of Year or Period.........  1,918,544   1,444,962   1,885,300   1,589,354    66,973      52,748
                                                   ----------  ----------  ----------  ----------   --------     -------

Net Assets -- End of Year or Period............... $1,450,799  $1,918,544  $1,410,592  $1,885,300  $ 48,185     $66,973
                                                   ==========  ==========  ==========  ==========   ========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           AXA LARGE CAP GROWTH      AXA LARGE CAP VALUE        AXA MID CAP VALUE
                                           MANAGED VOLATILITY*       MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                         -----------------------  ------------------------  ------------------------
                                             2018        2017         2018         2017         2018         2017
                                         -----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........... $    16,112  $   17,943  $   215,237  $   140,607  $    84,137  $    79,422
 Net realized gain (loss)...............     851,572     690,394    1,210,240      798,310      957,777      950,497
 Net change in unrealized appreciation
   (depreciation) of investments........    (935,635)    261,575   (2,270,626)     315,707   (1,964,810)    (121,494)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     (67,951)    969,912     (845,149)   1,254,624     (922,896)     908,425
                                         -----------  ----------  -----------  -----------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners..     190,609     261,230      458,678      408,774      254,197      287,059
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (428,581)    185,155     (621,698)    (369,376)    (400,460)     (43,782)
 Redemptions for contract benefits and
   terminations.........................    (780,124)   (778,282)  (1,018,854)  (1,229,106)    (959,922)  (1,389,847)
 Contract maintenance charges...........     (25,646)    (25,052)     (53,297)     (59,352)     (43,866)     (49,068)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,043,742)   (356,949)  (1,235,171)  (1,249,060)  (1,150,051)  (1,195,638)
                                         -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate Account
   No. 66...............................          58          --          122           --          104           --
                                         -----------  ----------  -----------  -----------  -----------  -----------

Net Increase (Decrease) in Net Assets...  (1,111,635)    612,963   (2,080,198)       5,564   (2,072,843)    (287,213)
Net Assets -- Beginning of Year or
 Period.................................   4,185,012   3,572,049    9,732,532    9,726,968    7,964,889    8,252,102
                                         -----------  ----------  -----------  -----------  -----------  -----------

Net Assets -- End of Year or Period..... $ 3,073,377  $4,185,012  $ 7,652,334  $ 9,732,532  $ 5,892,046  $ 7,964,889
                                         ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         AXA MODERATE           AXA MODERATE-PLUS      AXA/AB SMALL CAP
                                                          ALLOCATION*              ALLOCATION*              GROWTH*
                                                   ------------------------  ----------------------  --------------------
                                                       2018         2017        2018        2017        2018       2017
                                                   -----------  -----------  ----------  ----------  ---------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   402,990  $   293,958  $   37,601  $   27,808  $     694  $   1,342
 Net realized gain (loss).........................   1,178,578    1,057,579     116,141      97,008    151,994     71,439
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,801,165)   1,071,588    (315,247)    138,188   (219,562)    25,113
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,219,597)   2,423,125    (161,505)    263,004    (66,874)    97,894
                                                   -----------  -----------  ----------  ----------  ---------  ---------

From Contractowners Transactions:
 Payments received from contractowners............   3,701,295    3,515,624     405,706     379,112     63,851     51,617
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (262,231)      (2,289)     22,451       5,852     28,143    111,006
 Redemptions for contract benefits and
   terminations...................................  (2,197,177)  (3,008,002)   (209,381)   (128,159)   (47,952)  (128,017)
 Contract maintenance charges.....................    (179,921)    (170,726)    (16,892)    (14,818)    (4,440)    (3,535)
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,061,966      334,607     201,884     241,987     39,602     31,071
                                                   -----------  -----------  ----------  ----------  ---------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         394           --          37          --          6         --
                                                   -----------  -----------  ----------  ----------  ---------  ---------

Net Increase (Decrease) in Net Assets.............    (157,237)   2,757,732      40,416     504,991    (27,266)   128,965
Net Assets -- Beginning of Year or Period.........  24,440,382   21,682,650   2,147,083   1,642,092    578,977    450,012
                                                   -----------  -----------  ----------  ----------  ---------  ---------

Net Assets -- End of Year or Period............... $24,283,145  $24,440,382  $2,187,499  $2,147,083  $ 551,711  $ 578,977
                                                   ===========  ===========  ==========  ==========  =========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   AXA/CLEARBRIDGE LARGE                       CHARTER/SM/ MULTI-SECTOR
                                                        CAP GROWTH*      AXA/JANUS ENTERPRISE*          BOND*
                                                   --------------------  -------------------   ----------------------
                                                      2018       2017       2018       2017       2018         2017
                                                   ---------  ---------  ---------   --------  ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $     679  $     254  $     (95)  $    (53) $   20,624   $   15,759
 Net realized gain (loss).........................    78,368     58,319     62,730     35,288      (4,797)      (5,967)
 Net change in unrealized appreciation
   (depreciation) of investments..................   (70,987)    40,485   (103,397)    18,172     (21,520)      14,934
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................     8,060     99,058    (40,762)    53,407      (5,693)      24,726
                                                   ---------  ---------  ---------   --------  ----------   ----------

From Contractowners Transactions:
 Payments received from contractowners............    87,040     72,408     99,357     72,235      78,224      107,570
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (142,518)     7,870    647,330      1,626     (88,372)      26,190
 Redemptions for contract benefits and
   terminations...................................   (37,465)  (117,140)   (44,932)   (17,064)    (58,640)    (224,873)
 Contract maintenance charges.....................    (3,927)    (3,590)    (3,112)    (1,769)     (5,793)      (6,989)
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (96,870)   (40,452)   698,643     55,028     (74,581)     (98,102)
                                                   ---------  ---------  ---------   --------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         4         --         18         --          12           --
                                                   ---------  ---------  ---------   --------  ----------   ----------

Net Increase (Decrease) in Net Assets.............   (88,806)    58,606    657,899    108,435     (80,262)     (73,376)
Net Assets -- Beginning of Year or Period.........   486,437    427,831    281,931    173,496   1,000,556    1,073,932
                                                   ---------  ---------  ---------   --------  ----------   ----------

Net Assets -- End of Year or Period............... $ 397,631  $ 486,437  $ 939,830   $281,931  $  920,294   $1,000,556
                                                   =========  =========  =========   ========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   CHARTER/SM/ SMALL CAP EQ/BLACKROCK BASIC     EQ/CAPITAL GUARDIAN
                                                         VALUE*             VALUE EQUITY*            RESEARCH*
                                                   --------------------  ------------------  ------------------------
                                                     2018        2017      2018      2017        2018         2017
                                                    --------   -------   --------  --------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $     10    $   200   $  1,220  $  1,248  $    43,919  $    58,475
 Net realized gain (loss).........................    3,822        174     15,036     5,623    1,738,846    1,085,732
 Net change in unrealized appreciation
   (depreciation) of investments..................   (3,465)     1,066    (21,417)      411   (2,108,085)     597,356
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      367      1,440     (5,161)    7,282     (325,320)   1,741,563
                                                    --------   -------   --------  --------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners............      437        410      3,554     3,402      357,078      342,208
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (14,191)        --    (22,613)       --       42,572       34,090
 Redemptions for contract benefits and
   terminations...................................       --       (287)        --   (11,118)  (1,258,215)  (1,016,261)
 Contract maintenance charges.....................     (126)      (125)      (941)   (1,074)     (50,191)     (50,760)
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (13,880)        (2)   (20,000)   (8,790)    (908,756)    (690,723)
                                                    --------   -------   --------  --------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................        6         (7)        --        --          123           --
                                                    --------   -------   --------  --------  -----------  -----------

Net Increase (Decrease) in Net Assets.............  (13,507)     1,431    (25,161)   (1,508)  (1,233,953)   1,050,840
Net Assets -- Beginning of Year or Period.........   14,206     12,775     92,399    93,907    8,188,131    7,137,291
                                                    --------   -------   --------  --------  -----------  -----------

Net Assets -- End of Year or Period............... $    699    $14,206   $ 67,238  $ 92,399  $ 6,954,178  $ 8,188,131
                                                    ========   =======   ========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/INTERMEDIATE      EQ/INTERNATIONAL EQUITY
                                                     EQ/EQUITY 500 INDEX*       GOVERNMENT BOND*              INDEX*
                                                   ------------------------  ----------------------  ------------------------
                                                       2018         2017        2018        2017         2018         2017
                                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   354,673  $   341,410  $   55,452  $   34,482  $   212,911  $   245,343
 Net realized gain (loss).........................   2,422,101    2,960,573     (27,914)     (4,697)     195,661      208,264
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,877,097)   1,411,887       8,133     (18,583)  (1,823,431)   1,508,800
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,100,323)   4,713,870      35,671      11,202   (1,414,859)   1,962,407
                                                   -----------  -----------  ----------  ----------  -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners............   1,702,738    1,433,185     253,203     291,933      618,163      625,274
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (803,740)     238,558     343,768     347,219      135,743     (166,663)
 Redemptions for contract benefits and
   terminations...................................  (2,835,647)  (5,334,947)   (352,094)   (651,734)  (1,474,749)  (1,485,526)
 Contract maintenance charges.....................    (157,836)    (157,637)    (25,387)    (27,647)     (59,381)     (61,636)
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (2,094,485)  (3,820,841)    219,490     (40,229)    (780,224)  (1,088,551)
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66.................         372           --          68          --          126           --
                                                   -----------  -----------  ----------  ----------  -----------  -----------

Net Increase (Decrease) in Net Assets.............  (3,194,436)     893,029     255,229     (29,027)  (2,194,957)     873,856
Net Assets -- Beginning of Year or Period.........  25,701,802   24,808,773   4,079,763   4,108,790    9,910,735    9,036,879
                                                   -----------  -----------  ----------  ----------  -----------  -----------

Net Assets -- End of Year or Period............... $22,507,366  $25,701,802  $4,334,992  $4,079,763  $ 7,715,778  $ 9,910,735
                                                   ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/LARGE CAP GROWTH    EQ/MFS INTERNATIONAL
                                                           INDEX*                 GROWTH*           EQ/MID CAP INDEX*
                                                   ----------------------  ---------------------  --------------------
                                                      2018        2017        2018        2017       2018       2017
                                                   ----------  ----------  ----------  ---------  ---------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    8,538  $   10,968  $    9,880  $   6,109  $   7,898  $   7,254
 Net realized gain (loss).........................    244,515      80,465     105,411    107,493     73,025    122,084
 Net change in unrealized appreciation
   (depreciation) of investments..................   (265,352)    187,665    (212,065)    12,769   (166,858)    (7,708)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................    (12,299)    279,098     (96,774)   126,371    (85,935)   121,630
                                                   ----------  ----------  ----------  ---------  ---------  ---------

From Contractowners Transactions:
 Payments received from contractowners............    249,232     243,823     119,542     86,430    171,451    131,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     41,956     555,943     329,903    466,276   (179,053)   (83,218)
 Redemptions for contract benefits and
   terminations...................................   (677,032)   (104,860)   (116,128)  (179,592)  (120,255)  (244,833)
 Contract maintenance charges.....................    (10,498)     (8,527)     (5,647)    (3,412)    (5,824)    (5,762)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (396,342)    686,379     327,670    369,702   (133,681)  (202,086)
                                                   ----------  ----------  ----------  ---------  ---------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66 ................         24          --          16         --         13         --
                                                   ----------  ----------  ----------  ---------  ---------  ---------

Net Increase (Decrease) in Net Assets.............   (408,617)    965,477     230,912    496,073   (219,603)   (80,456)
Net Assets -- Beginning of Year or Period.........  1,606,282     640,805     780,462    284,389    861,217    941,673
                                                   ----------  ----------  ----------  ---------  ---------  ---------

Net Assets -- End of Year or Period............... $1,197,665  $1,606,282  $1,011,374  $ 780,462  $ 641,614  $ 861,217
                                                   ==========  ==========  ==========  =========  =========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/PIMCO GLOBAL REAL  EQ/PIMCO ULTRA SHORT
                                                       EQ/MONEY MARKET*           RETURN*(a)               BOND*
                                                   ------------------------  -------------------- ----------------------
                                                       2018         2017             2018            2018        2017
                                                   -----------  -----------  -------------------- ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   125,118  $    44,548        $   500        $   43,540  $   29,258
 Net realized gain (loss).........................         183          215             --            36,622        (303)
 Net change in unrealized appreciation
   (depreciation) of investments..................         301          136           (429)          (57,857)     13,158
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     125,602       44,899             71            22,305      42,113
                                                   -----------  -----------        -------        ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     797,458    1,655,404          1,460           144,019     201,530
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     622,856      189,414         24,581           (81,242)    103,290
 Redemptions for contract benefits and
   terminations...................................  (2,309,323)  (3,647,047)            --          (220,069)   (282,559)
 Contract maintenance charges.....................     (66,614)     (78,135)           (19)          (13,679)    (13,357)
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (955,623)  (1,880,364)        26,022          (170,971)      8,904
                                                   -----------  -----------        -------        ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         791          (21)            --                41          --
                                                   -----------  -----------        -------        ----------  ----------

Net Increase (Decrease) in Net Assets.............    (829,230)  (1,835,486)        26,093          (148,625)     51,017
Net Assets -- Beginning of Year or Period.........  10,665,220   12,500,706             --         2,376,271   2,325,254
                                                   -----------  -----------        -------        ----------  ----------

Net Assets -- End of Year or Period............... $ 9,835,990  $10,665,220        $26,093        $2,227,646  $2,376,271
                                                   ===========  ===========        =======        ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                EQ/SMALL COMPANY        EQ/T. ROWE PRICE
                                                      EQ/QUALITY BOND PLUS*          INDEX*              GROWTH STOCK*
                                                   -----------------------  -----------------------  ---------------------
                                                    2018         2017           2018        2017        2018        2017
                                                     ------       ------    -----------  ----------  ----------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $  116       $   81      $    42,795  $   47,502  $     (205) $    (171)
 Net realized gain (loss).........................     (2)          --          395,494     495,881     133,782    229,179
 Net change in unrealized appreciation
   (depreciation) of investments..................   (111)          12         (909,264)     60,927    (178,632)   (30,251)
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in net assets resulting
   from operations................................      3           93         (470,975)    604,310     (45,055)   198,757
                                                     ------       ------    -----------  ----------  ----------  ---------

From Contractowners Transactions:
 Payments received from contractowners............     --           --          330,001     353,322     136,653    125,321
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     --           --         (341,421)    129,699     247,320     94,512
 Redemptions for contract benefits and
   terminations...................................     --           --         (507,933)   (889,714)    (85,383)  (153,221)
 Contract maintenance charges.....................    (90)         (91)         (31,032)    (30,484)     (7,140)    (5,480)
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (90)         (91)        (550,385)   (437,177)    291,450     61,132
                                                     ------       ------    -----------  ----------  ----------  ---------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................     --           39               69          --          20         --
                                                     ------       ------    -----------  ----------  ----------  ---------

Net Increase (Decrease) in Net Assets.............    (87)          41       (1,021,291)    167,133     246,415    259,889
Net Assets -- Beginning of Year or Period.........  7,061        7,020        4,872,757   4,705,624     879,718    619,829
                                                     ------       ------    -----------  ----------  ----------  ---------

Net Assets -- End of Year or Period............... $6,974       $7,061      $ 3,851,466  $4,872,757  $1,126,133  $ 879,718
                                                     ======       ======    ===========  ==========  ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      MULTIMANAGER CORE          MULTIMANAGER
                                                            BOND*                TECHNOLOGY*        TARGET 2015 ALLOCATION*
                                                   ----------------------  -----------------------  ----------------------
                                                      2018        2017         2018        2017        2018        2017
                                                   ----------  ----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $   29,135  $   22,160  $     8,558  $   (1,148) $   16,834  $   18,828
 Net realized gain (loss).........................     (3,822)     (9,921)   1,495,237   1,491,480      72,434      (7,371)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (28,560)     15,641   (1,269,124)    463,999    (126,919)    143,911
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     (3,247)     27,880      234,671   1,954,331     (37,651)    155,368
                                                   ----------  ----------  -----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............    154,407     117,851      312,215     308,110      30,728      40,948
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (23,989)    (54,471)    (757,730)    216,309    (287,102)    139,534
 Redemptions for contract benefits and
   terminations...................................    (17,162)   (492,947)    (845,616)   (401,179)   (211,247)   (339,939)
 Contract maintenance charges.....................     (6,789)     (7,026)     (41,439)    (37,194)     (8,334)     (9,902)
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    106,467    (436,593)  (1,332,570)     86,046    (475,955)   (169,359)
                                                   ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................         18          --          100          --          --          --
                                                   ----------  ----------  -----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............    103,238    (408,713)  (1,097,799)  2,040,377    (513,606)    (13,991)
Net Assets -- Beginning of Year or Period.........  1,031,827   1,440,540    6,895,187   4,854,810   1,444,154   1,458,145
                                                   ----------  ----------  -----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $1,135,065  $1,031,827  $ 5,797,388  $6,895,187  $  930,548  $1,444,154
                                                   ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   TARGET 2025 ALLOCATION*  TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                   -----------------------  ----------------------  ----------------------
                                                       2018        2017        2018        2017        2018        2017
                                                   -----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $    37,179  $   47,697  $   21,984  $   29,318  $   28,616  $   24,038
 Net realized gain (loss).........................     161,887       2,212     123,264      34,152      71,648       8,979
 Net change in unrealized appreciation
   (depreciation) of investments..................    (329,784)    418,869    (243,644)    286,311    (259,006)    256,824
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (130,718)    468,778     (98,396)    349,781    (158,742)    289,841
                                                   -----------  ----------  ----------  ----------  ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners............     209,421     581,954     204,549     422,136     160,628     318,721
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,106,992)    134,665    (796,897)     (3,855)    269,890      37,529
 Redemptions for contract benefits and
   terminations...................................    (396,843)   (474,056)   (226,985)   (402,229)   (315,574)   (184,193)
 Contract maintenance charges.....................     (20,264)    (23,502)    (13,865)    (15,498)    (14,737)    (13,119)
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,314,678)    219,061    (833,198)        554     100,207     158,938
                                                   -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................          36          --          24          --          30          --
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Increase (Decrease) in Net Assets.............  (1,445,360)    687,839    (931,570)    350,335     (58,505)    448,779
Net Assets -- Beginning of Year or Period.........   3,583,100   2,895,261   2,269,357   1,919,022   1,853,514   1,404,735
                                                   -----------  ----------  ----------  ----------  ----------  ----------

Net Assets -- End of Year or Period............... $ 2,137,740  $3,583,100  $1,337,787  $2,269,357  $1,795,009  $1,853,514
                                                   ===========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           VANGUARD VARIABLE  VANGUARD VARIABLE
                                                                             INSURANCE FUND     INSURANCE FUND
                                                                           TOTAL BOND MARKET  TOTAL STOCK MARKET
                                                   TARGET 2055 ALLOCATION* INDEX PORTFOLIO(a)      INDEX(a)
                                                   ----------------------  ------------------ ------------------
                                                     2018        2017             2018               2018
                                                    --------    --------   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)..................... $  2,155    $  2,881        $     (179)        $     (295)
 Net realized gain (loss).........................   17,820         (52)              538             15,835
 Net change in unrealized appreciation
   (depreciation) of investments..................  (32,877)     32,895            37,909           (290,046)
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (12,902)     35,724            38,268           (274,506)
                                                    --------    --------       ----------         ----------

From Contractowners Transactions:
 Payments received from contractowners............   47,653      68,670            19,987            192,915
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (90,867)      4,134         1,980,235          2,745,225
 Redemptions for contract benefits and
   terminations...................................  (31,563)    (35,197)           (8,144)            (9,062)
 Contract maintenance charges.....................   (1,724)     (1,750)           (4,782)            (8,298)
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (76,501)     35,857         1,987,296          2,920,780
                                                    --------    --------       ----------         ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account No. 66
   ...............................................        5          (6)               32                 62
                                                    --------    --------       ----------         ----------

Net Increase (Decrease) in Net Assets.............  (89,398)     71,575         2,025,596          2,646,336
Net Assets -- Beginning of Year or Period.........  225,603     154,028                --                 --
                                                    --------    --------       ----------         ----------

Net Assets -- End of Year or Period............... $136,205    $225,603        $2,025,596         $2,646,336
                                                    ========    ========       ==========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 15, 2018.

                                    FSA-71

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements

December 31, 2018

1. Organization

   Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the "Funds" or "Accounts") of AXA Equitable Life Insurance Company ("AXA Equitable"), were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by AXA Equitable for which the Accounts are the funding vehicles are Equi-Pen-Plus ("EPP"), Members Retirement Program ("MRP"), and Retirement Investment Account ("RIA") (collectively, "the Plans"). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

   Separate Account No. 66 consists of 56 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Funds, AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), and Vanguard Funds (collectively "the Trusts"). The Trusts are open-end investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "the Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

   Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2018, a Statement of Operations for the year ended December 31, 2018, a Statement of Changes in Net Assets for the years ended December 31, 2018 and 2017, and a Portfolio of Investments as of December 31, 2018. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

 RIA                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund
 Separate Account No. 3                 The AllianceBernstein Mid Cap Growth
                                        Fund

 MRP                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Growth Equity
                                        Fund
 Separate Account No. 3                 The AllianceBernstein Mid Cap Growth
                                        Fund

 EPP                                    Pooled Separate Account Funds**
 Separate Account No. 10                The AllianceBernstein Balanced Fund
 Separate Account No. 4                 The AllianceBernstein Common Stock
                                        Fund

 Institutional                          Pooled Separate Account Funds**
 Separate Account No. 10                Balanced Account
 Separate Account No. 4                 Growth Stock Account
 Separate Account No. 3                 Mid Cap Growth Stock Account

                                    FSA-72

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

1. Organization (Continued)


   Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2018, a Statement of Operations for the year ended December 31, 2018, and a Statement of Changes in Net Assets for the years or periods ended
   December 31, 2018 and 2017, except as otherwise indicated below:

Separate Account No. 66:
                 RIA                   EQ Advisors Trust*
                 ---                   ------------------
                                       1290 VT Socially Responsible           EQ/Large Cap Growth Index
                                       AXA Global Equity Managed Volatility   EQ/Mid Cap Index
                                       AXA International Core Managed
                                       Volatility                             EQ/Money Market
                                       AXA International Value Managed
                                       Volatility                             EQ/Quality Bond PLUS
                                       AXA Large Cap Core Managed
                                       Volatility/(1)/                        EQ/T. Rowe Price Growth Stock
                                       AXA Large Cap Growth Managed
                                       Volatility                             Multimanager Technology
                                       AXA Large Cap Value Managed Volatility AXA Premier VIP Trust*
                                       AXA Mid Cap Value Managed Volatility   Charter/SM/ Multi-Sector Bond
                                       AXA/AB Small Cap Growth                Charter/SM/ Small Cap Value
                                       AXA/ClearBridge Large Cap Growth
                                       EQ/BlackRock Basic Value Equity
                                       EQ/Capital Guardian Research
                                       EQ/Equity 500 Index
                                       EQ/Intermediate Government Bond
                                       EQ/International Equity Index
                                       EQ/JPMorgan Value Opportunities/(1)/
                 MRP                   1290 Funds                             1290 VT Socially Responsible
                                       1290 Retirement 2020/(2)/              All Asset Growth -- Alt 20
                                       1290 Retirement 2025/(2)/              AXA Global Equity Managed Volatility
                                       1290 Retirement 2030/(2)/              AXA International Core Managed Volatility
                                       1290 Retirement 2035/(2)/              AXA Large Cap Growth Managed Volatility
                                       1290 Retirement 2040/(2)/              AXA Large Cap Value Managed Volatility
                                       1290 Retirement 2045/(2)/              AXA Mid Cap Value Managed Volatility
                                       1290 Retirement 2050/(2)/              AXA/AB Small Cap Growth
                                       1290 Retirement 2055/(2)/              AXA/ClearBridge Large Cap Growth
                                       1290 Retirement 2060/(2)/              AXA/Janus Enterprise
                                                                              EQ/Capital Guardian Research
                                       AXA Premier VIP Trust*                 EQ/Equity 500 Index
                                       AXA Aggressive Allocation              EQ/Intermediate Government Bond
                                       AXA Conservative Allocation            EQ/International Equity Index
                                       AXA Conservative-Plus Allocation       EQ/Large Cap Growth Index
                                       AXA Moderate Allocation                EQ/MFS International Growth
                                       AXA Moderate-Plus Allocation           EQ/Mid Cap Index
                                       Charter/SM/ Multi-Sector Bond          EQ/Money Market
                                       Target 2015 Allocation                 EQ/PIMCO Global Real Return
                                       Target 2025 Allocation                 EQ/PIMCO Ultra Short Bond
                                       Target 2035 Allocation                 EQ/Small Company Index
                                       Target 2045 Allocation                 EQ/T. Rowe Price Growth Stock
                                       Target 2055 Allocation                 Multimanager Core Bond
                                                                              Multimanager Technology
                                       EQ Advisors Trust*
                                       ------------------
                                       1290 VT DoubleLine Dynamic Allocation  Vanguard
                                                                              Vanguard Variable Insurance Fund Total Bond
                                       1290 VT Equity Income                  Market Index Portfolio/(2)/
                                                                              Vanguard Variable Insurance Fund Total Stock
                                       1290 VT GAMCO Mergers and Acquisitions Market Index/(2)/
                                       1290 VT GAMCO Small Company Value

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   * As defined in the respective Prospectus of the Plans.
  (1)The account had no units at December 31, 2018 and 2017, thus the fund is excluded from all other sections of the financial statements.
  (2)Denotes funds added on May 15, 2018.

                                    FSA-73

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

1. Organization (Concluded)


   Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. Separate Account No. 66 is used to fund benefits under group annuity Contract ("Contracts") in connection with retirement savings on a tax-deferred basis.

   The amount retained by AXA Equitable in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by AXA Equitable are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account"). AXA Equitable's General Account is subject to creditor rights.

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Accounting policies specific to Separate Accounts No. 10, 4 and 3:

   Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by AXA Equitable's investment officers.

   In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

   Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

   U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

   Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

   Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m.,

                                    FSA-74

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Continued)

   Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

   Investment Transactions:

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

   Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account's securities against anticipated future changes in interest rates that might adversely affect the value of an Account's securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2018, the average monthly notional value of futures contracts held in Separate Account No. 4 was $813,273. All futures contracts were related to equity contracts. For the year ended December 31, 2018, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

   When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts' basis in the contract. Should interest rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings, but did not enter into any forward currency contracts during the year ended December 31, 2018. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

   Market and Credit Risk:

   Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts' futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

                                    FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Continued)


   Contracts in Payout:

   Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1951 GA, the 1971 GAM, the 1983 GAM, and the 1994 GAR. The assumed investment returns vary by Contract and range from 4 percent to 8.75 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

   Other assets and liabilities:

   Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

   Contract Payments and Withdrawals:

   Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

   Foreign Taxes:

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

   Accounting policies specific to Separate Account No. 66:

   Investments:

   Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account.

                                    FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

   Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

   Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for

                                    FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Continued)

   which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

   The Advisor has established a Valuation Committee (the "Committee") which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee's responsibilities include:
   1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor's pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

   The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor's Pricing Group (the "Pricing Group") and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to- day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

   In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor's prices).

   For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

   For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

                                                 Fair Value Measurements as of
                                                   December 31, 2018 Level 1
                                              -----------------------------------
                                              Separate     Separate    Separate
                                               Account     Account     Account
                                              No.10/(1)/     No.4        No.3
                                              ---------- -----------  -----------
Assets
Investments:
Common stocks
 Consumer discretionary...................... $1,105,308 $11,467,166  $ 4,484,373
 Consumer staples............................    634,233   4,484,534      856,674
 Energy......................................    426,739     556,149           --
 Financials..................................  1,164,647   3,294,582    1,066,778
 Health Care.................................  1,260,127  10,718,600    3,199,113
 Industrials.................................    814,049   8,882,085           --
 Information Technology......................  1,749,315  23,571,693           --
 Materials & processing......................    247,033   1,376,623    1,000,349
 Producer Durables...........................         --          --    4,784,921
 Real estate.................................    154,952   1,720,670           --
 Technology..................................         --          --    5,390,434
 Communication services......................    833,411   8,860,483           --
 Utilities...................................    243,477          --      341,605
                                              ---------- -----------  -----------
   Total common stocks.......................  8,633,291  74,932,585   21,124,247
                                              ---------- -----------  -----------
Other financial instruments:
 Rights......................................      2,262          --           --
                                              ---------- -----------  -----------
Liabilities
Other financial instruments:
 Futures Contracts/(2)/......................         --     (25,798)          --
                                              ---------- -----------  -----------
Total Level1................................. $8,635,553 $74,906,787  $21,124,247
                                              ========== ===========  ===========

                                    FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Continued)


                                                            Level 2
                                                 ------------------------------
                                                  Separate   Separate   Separate
                                                  Account     Account   Account
                                                 No. 10/(1)/   No. 4     No. 3
                                                 ----------- ---------  --------
Assets
Investments:
Fixed Maturities, available for sale
 Corporate...................................... $ 2,064,137   $    --   $    --
 U.S. Treasury, government and agency...........   4,566,065        --        --
 States and political subdivision...............      35,595        --        --
 Foreign governments............................      17,678        --        --
 Commercial mortgage-backed.....................      70,551        --        --
 Mortgage Pass-Throughs.........................   2,006,005        --        --
                                                 -----------   -------   -------
   Total fixed maturities, available for sale...   8,760,031        --        --
                                                 -----------   -------   -------
Common stocks
 Consumer discretionary.........................     547,785        --        --
 Consumer staples...............................     598,953        --        --
 Energy.........................................     396,961        --        --
 Financials.....................................     915,849        --        --
 Health Care....................................     597,414        --        --
 Industrials....................................     367,288        --        --
 Information Technology.........................     134,447        --        --
 Materials & processing.........................     299,285        --        --
 Communication services.........................     231,192        --        --
 Utilities......................................      79,697        --        --
                                                 -----------   -------   -------
   Total common stocks..........................   4,168,871        --        --
                                                 -----------   -------   -------
Total Level 2................................... $12,928,902   $    --   $    --
                                                 ===========   =======   =======

                                                            Level 3
                                                 ------------------------------
                                                  Separate   Separate   Separate
                                                  Account     Account   Account
                                                   No. 10    No. 4/(3)/  No. 3
                                                 ----------- ---------  --------
Assets
Investments:
Fixed Maturities, available for sale
 Asset-backed................................... $    15,356   $    --   $    --
                                                 -----------   -------   -------
   Subtotal.....................................      15,356        --        --
                                                 -----------   -------   -------
Common Stocks
 Information Technology.........................          --     9,862        --
                                                 -----------   -------   -------
   Subtotal.....................................          --     9,862        --
                                                 -----------   -------   -------
Total Level 3................................... $    15,356   $ 9,862   $    --
                                                 ===========   =======   =======

                                    FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

3. Fair Value Disclosures (Concluded)


   The table below presents a reconciliation for all Level 3 Assets at December 31, 2018:

                                                      Level 3 Instruments
                                                    Fair Value Measurements
                                                  Separate Account No. 10 & 4
                                              ----------------------------------
                                                                Separate Account
                                              Fixed Maturities       No. 4
                                              ----------------  ----------------
                                                Asset-Backed     Common Stocks
                                              ----------------  ----------------
Balance, December 31, 2017...................        $  17,924         $      --
Total gains (losses) realized and
 unrealized, included in:
Earnings as:
 Net amortization/accretion..................               17                --
                                                     ---------         ---------
   Subtotal..................................           17,941                --
                                                     ---------         ---------
 Current realized in earnings................               --            31,977
 Change in unrealized loss...................              (67)          (21,788)
 Purchases...................................               --             1,841
 Sales.......................................               --          (113,196)
 Settlements.................................           (2,518)               --
 Transfers out...............................               --           111,028
                                                     ---------         ---------
Balance, December 31, 2018...................        $  15,356         $   9,862
                                                     =========         =========

   ----------
  (1)For the year ended December 31, 2018, several Common Stock securities transferred in and out of levels 1 and 2 due to the changes in updated classification at the measurement date.
  (2)Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.
  (3)For the year ended December 31, 2018, one Common Stock security transferred into level 3 due to pending details of a reorganization.

   The table below details the changes in unrealized gains for 2018 by category for Level 3 assets still held at December 31, 2018:

                                               Separate Account  Separate Account
                                                    No.10             No. 4
                                               ----------------  ----------------
Level 3 Instruments Still Held at
 December 31, 2018
Change in unrealized loss
Fixed maturities, available for sale:
 Asset-backed.................................             $(67)         $     --
                                                           ----          --------
   Total fixed maturities, available for sale.              (67)               --
                                                           ----          --------
Common Stocks:
 Information Technology.......................               --           (21,788)
   Total common stocks........................               --           (21,788)
                                                           ----          --------
Total.........................................             $(67)         $(21,788)
                                                           ====          ========

4. Purchases and Sales of Portfolios

   Investment Security Transactions:

   For the year ended December 31, 2018, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

                                                       Purchases                      Sales
                                              ---------------------------- ----------------------------
                                                                  U.S.                         U.S.
                                                Stocks and     Government    Stocks and     Government
Fund                                          Debt Securities and Agencies Debt Securities and Agencies
----                                          --------------- ------------ --------------- ------------
Separate Account No. 10......................     $25,318,347   $7,191,454     $27,296,210   $7,565,702
Separate Account No. 4.......................      12,835,532           --      22,440,555           --
Separate Account No. 3.......................      14,678,759           --      16,962,129           --

                                    FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

4. Purchases and Sales of Portfolios (Concluded)


   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows for Separate Account No. 66:

                                                               Purchases     Sales
                                                           ------------- ----------
1290 RETIREMENT 2020......................................  $   79,879   $    1,144
1290 RETIREMENT 2025......................................     612,191       21,970
1290 RETIREMENT 2030......................................     180,710          316
1290 RETIREMENT 2035......................................     278,845        2,036
1290 RETIREMENT 2040......................................      93,777       13,199
1290 RETIREMENT 2045......................................     130,828          154
1290 RETIREMENT 2050......................................     138,532          624
1290 RETIREMENT 2055......................................      19,918           60
1290 RETIREMENT 2060......................................       3,975           18
1290 VT DOUBLELINE DYNAMIC ALLOCATION.....................      35,537        2,650
1290 VT EQUITY INCOME.....................................     727,165      186,301
1290 VT GAMCO MERGERS & ACQUISITIONS......................      25,337       73,869
1290 VT GAMCO SMALL COMPANY VALUE.........................     812,135      711,224
1290 VT SOCIALLY RESPONSIBLE..............................     265,973      337,540
ALL ASSET GROWTH-ALT 20...................................     231,771      289,769
AXA AGGRESSIVE ALLOCATION.................................     609,115    1,294,112
AXA CONSERVATIVE ALLOCATION...............................     183,907      403,420
AXA CONSERVATIVE-PLUS ALLOCATION..........................     456,371      128,450
AXA GLOBAL EQUITY MANAGED VOLATILITY......................     688,597      800,999
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................     189,110      387,498
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       3,687       10,905
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................     535,762    1,264,624
AXA LARGE CAP VALUE MANAGED VOLATILITY....................   1,058,208    1,670,733
AXA MID CAP VALUE MANAGED VOLATILITY......................     970,603    1,483,774
AXA MODERATE ALLOCATION...................................   4,687,011    2,221,460
AXA MODERATE-PLUS ALLOCATION..............................     581,250      229,550
AXA/AB SMALL CAP GROWTH...................................   1,157,149    1,011,872
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................     153,893      212,722
AXA/JANUS ENTERPRISE......................................     799,110       47,573
CHARTER/SM/ MULTI-SECTOR BOND.............................     118,647      172,604
CHARTER/SM/ SMALL CAP VALUE...............................         460       14,312
EQ/BLACKROCK BASIC VALUE EQUITY...........................      11,023       23,554
EQ/CAPITAL GUARDIAN RESEARCH..............................   1,479,690    1,439,107
EQ/EQUITY 500 INDEX.......................................   2,454,564    3,643,792
EQ/INTERMEDIATE GOVERNMENT BOND...........................   1,100,232      825,286
EQ/INTERNATIONAL EQUITY INDEX.............................   1,165,133    1,732,505
EQ/LARGE CAP GROWTH INDEX.................................     561,048      864,216
EQ/MFS INTERNATIONAL GROWTH...............................   1,081,493      644,231
EQ/MID CAP INDEX..........................................     324,167      394,523
EQ/MONEY MARKET...........................................   4,906,494    5,737,332
EQ/PIMCO GLOBAL REAL RETURN...............................      26,538           16
EQ/PIMCO ULTRA SHORT BOND.................................   2,690,700    2,818,116
EQ/QUALITY BOND PLUS......................................         120           92
EQ/SMALL COMPANY INDEX....................................     822,691      950,912
EQ/T. ROWE PRICE GROWTH STOCK.............................   1,058,919      672,632
MULTIMANAGER CORE BOND....................................     233,330       97,745
MULTIMANAGER TECHNOLOGY...................................   1,912,076    2,520,204
TARGET 2015 ALLOCATION....................................     121,924      507,078
TARGET 2025 ALLOCATION....................................     292,135    1,517,558
TARGET 2035 ALLOCATION....................................     217,660    1,010,096
TARGET 2045 ALLOCATION....................................     602,874      454,091
TARGET 2055 ALLOCATION....................................      46,668      121,004
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX
 PORTFOLIO................................................   2,016,908       29,682
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX.   3,406,867      486,204

                                    FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018


5. Expenses and Related Party Transactions

   In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares . EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by 1290 Funds, EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A, Class B, Class R and Class T shares are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b- 1 Plans") approved by the 1290 Funds, EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A and Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Rule 12b-1 Plans also provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of 1290 Funds, EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub- advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of 1290 Funds, EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of 1290 Funds, EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub- contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds, EQAT and VIP. Expenses of the Portfolios of 1290 Funds, EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.33% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds, EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. For the year ended December 31, 2018, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for the AXA/AB Small Cap Growth; EQ/ Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/ Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   AXA Advisors, LLC is an affiliate of AXA Equitable, and a distributor and principal underwriter of the policies ("Contracts"). AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

   In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

                                    FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018


6. Reorganization

   In 2018, there were no reorganizations within the Variable Investment Options of the Account.

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

-----------------------------------------------------------------
                          Removed Portfolio Surviving Portfolio
-----------------------------------------------------------------
 May 19, 2017             All Asset         All Asset
                          Aggressive-       Growth-
                          Alt 25            Alt 20
-----------------------------------------------------------------
Shares -- Class B                9,204          20,743
Value -- Class B          $      12.58      $    20.09
Net Assets Before Merger  $    115,809      $  300,819
Net Assets After Merger   $         --      $  416,628
Unrealized Gain           $      3,118

7. Asset-based Charges and Contractowner Charges

   Charges and fees relating to the Portfolios are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

   RIA

   Charges and fees relating to the Portfolios are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders
   (i) by a reduction of an appropriate number of Portfolio units or
   (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund and an effective annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

   Administrative Fees:

   Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

             Combined balance of investment options  Monthly Rate
             --------------------------------------  --------------
                        First $150,000.............. 1/12 of 1.25%
                        Next $350,000............... 1/12 of 1.00%
                        Next $500,000............... 1/12 of 0.75%
                        Next $1,500,000............. 1/12 of 0.50%
                        Over $2,500,000............. 1/12 of 0.25%

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

                                    FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

   Loan Fee -- A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, Separate Accounts
   No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   MRP

   Charges and fees relating to the Portfolios paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to AXA Equitable. Fees with respect to the Members Retirement Program contracts are as follows:

  . Program Expense Charge -- AXA Equitable assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. AXA Equitable determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and
      (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

  . Investment Management Fees -- An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

  . Direct Operating and Other Expenses -- In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

  . A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

   EPP

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

                                    FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Funds and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee- participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

         For Termination Occurring In:       Withdrawal Charge:
         -----------------------------  ------------------------------
                Years 1 and 2.......... 3% of all Master Trust assets
                Years 3 and 4.......... 2% of all Master Trust assets
                Year 5................. 1% of all Master Trust assets
                After Year 5...........     No Withdrawal Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, Separate Accounts
   No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

                 Each Client's Aggregate Interest  Annual Rate
                 --------------------------------  -----------
                    Minimum Fee...................   $5,000
                    First $2 million.............. 0.85 of 1%
                    Next $3 million............... 0.60 of 1%
                    Next $5 million............... 0.40 of 1%
                    Next $15 million.............. 0.30 of 1%
                    Next $75 million.............. 0.25 of 1%
                    Excess over $100 million...... 0.20 of 1%

   Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

   Asset management fees are paid to AXA Equitable. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

   Administrative Fees

   Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

                                    FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)


   Operating and Expense Charges

   In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

   Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges including accounting and administration fees.

8. Changes in Units Outstanding

   Accumulation units issued and redeemed as of December 31, were (in thousands):

   Separate Accounts No. 10, 4 and 3:

                   AllianceBernstein         AllianceBernstein         AllianceBernstein
                     Balanced Fund           Common Stock Fund        Mid Cap Growth Fund
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
RIA
Issued........       1           --           --           --           --           --
Redeemed......      --           (1)          (1)          --           --           --
                   ---          ---          ---          ---          ---          ---
Net Decrease..       1           (1)          (1)          --           --           --
                   ===          ===          ===          ===          ===          ===
                   AllianceBernstein         AllianceBernstein         AllianceBernstein
                     Balanced Fund          Growth Equity Fund        Mid Cap Growth Fund
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
MRP
Issued........      16           18            3            5           16           24
Redeemed......     (51)         (55)         (10)         (10)         (29)         (47)
                   ---          ---          ---          ---          ---          ---
Net Decrease..     (35)         (37)          (7)          (5)         (13)         (23)
                   ===          ===          ===          ===          ===          ===
                   AllianceBernstein         AllianceBernstein
                     Balanced Fund           Common Stock Fund
               ------------------------  ------------------------
               December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017
               ------------ ------------ ------------ ------------
EPP
Issued........      --           --           --           --
Redeemed......      --           --           --           --
                   ---          ---          ---          ---
Net Decrease..      --           --           --           --
                   ===          ===          ===          ===
                                                                        Mid Cap Growth
                   Balanced Account        Growth Stock Account          Stock Account
               ------------------------  ------------------------  ------------------------
               December 31, December 31, December 31, December 31, December 31, December 31,
                   2018         2017         2018         2017         2018         2017
               ------------ ------------ ------------ ------------ ------------ ------------
Institutional
Issued........      --           --           --           --           --           --
Redeemed......      --           --           --           --           --           --
                   ---          ---          ---          ---          ---          ---
Net Decrease..      --           --           --           --           --           --
                   ===          ===          ===          ===          ===          ===

                                    FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Continued)

   Separate Account No. 66:

                                                        AXA               AXA
                                   AXA GLOBAL        INTERNATIONAL     INTERNATIONAL
                1290 VT SOCIALLY   EQUITY MANAGED    CORE MANAGED      VALUE MANAGED
                RESPONSIBLE        VOLATILITY        VOLATILITY        VOLATILITY
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --
Net Redeemed...  --         --      --         --     --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==
                AXA LARGE CAP      AXA LARGE CAP     AXA MID CAP VALUE                  AXA/CLEARBRIDGE
                GROWTH MANAGED     VALUE MANAGED      MANAGED          AXA/AB SMALL CAP LARGE CAP
                VOLATILITY         VOLATILITY        VOLATILITY         GROWTH           GROWTH
                ----------------   -------------     -------------     -------------    --------------
                2018       2017    2018       2017   2018       2017   2018      2017   2018    2017
                ----       ----    ----       ----   ----       ----   ----      ----   ----    ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --     --      --
Net Redeemed...  --         --      --         --     --         --     --        --     --      --
                 --         --      --         --     --         --     --        --     --      --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --     --      --
                 ==         ==      ==         ==     ==         ==     ==        ==     ==      ==
                                                     EQ/BLACKROCK      EQ/CAPITAL
                CHARTER/SM/ MULTI- CHARTER/SM/ SMALL BASIC VALUE       GUARDIAN         EQ/EQUITY 500
                SECTOR BOND        CAP VALUE          EQUITY           RESEARCH           INDEX
                ----------------   -------------     -------------     -------------    --------------
                2018       2017    2018       2017   2018       2017   2018      2017   2018    2017
                ----       ----    ----       ----   ----       ----   ----      ----   ----    ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --     --      --
Net Redeemed...  --         --      --         --     --         --     --        --     --      (1)
                 --         --      --         --     --         --     --        --     --      --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --     --      (1)
                 ==         ==      ==         ==     ==         ==     ==        ==     ==      ==
                EQ/INTERMEDIATE
                GOVERNMENT         EQ/INTERNATIONAL  EQ/LARGE CAP
                  BOND             EQUITY INDEX      GROWTH INDEX      EQ/MID CAP INDEX
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA              --         --       1         --     --         --     --        --
Net Issued.....
Net Redeemed...  --         --      --         (1)    --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --       1         (1)    --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==
                                   EQ/QUALITY BOND   EQ/T. ROWE PRICE  MULTIMANAGER
                EQ/MONEY MARKET      PLUS            GROWTH STOCK      TECHNOLOGY
                ----------------   -------------     -------------     -------------
                2018       2017    2018       2017   2018       2017   2018      2017
                ----       ----    ----       ----   ----       ----   ----      ----
RIA
Net Issued.....  --         --      --         --     --         --     --        --
Net Redeemed...  --         --      --         --     --         --     --        --
                 --         --      --         --     --         --     --        --
Net Increase /
 (Decreased)...  --         --      --         --     --         --     --        --
                 ==         ==      ==         ==     ==         ==     ==        ==

                                    FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Continued)

                1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT       1290 RETIREMENT
                     2020*                2025*                2030*                2035*                 2040*
                ---------------      ---------------      ---------------      ---------------       ---------------
                     2018                 2018                 2018                 2018                  2018
                ---------------      ---------------      ---------------      ---------------       ---------------
MRP
Net Issued.....         8                   59                   17                   27                     9
Net Redeemed...        --                   (2)                  --                   --                    (1)
                      ---                  ---                  ---                 ----                   ---
Net Increase /
 (Decreased)...         8                   57                   17                   27                     8
                      ===                  ===                  ===                 ====                   ===
                                                                                                           1290 VT
                1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT      1290 RETIREMENT        DOUBLELINE DYNAMIC
                     2045*                2050*                2055*                2060*                 ALLOCATION
                ---------------      ---------------      ---------------      ---------------       -------------------
                     2018                 2018                 2018                 2018                  2018       2017
                ---------------      ---------------      ---------------      ---------------       --------------- ----
MRP
Net Issued.....        13                   13                    2                   --                     3         1
Net Redeemed...        (1)                  --                   --                   --                    (1)       (1)
                      ---                  ---                  ---                 ----                   ---       ---
Net Increase /
 (Decreased)...        12                   13                    2                   --                     2        --
                      ===                  ===                  ===                 ====                   ===       ===
                                        1290 VT GAMCO        1290 VT GAMCO
                   1290 VT EQUITY        MERGERS AND         SMALL COMPANY       1290 VT SOCIALLY         ALL ASSET
                       INCOME            ACQUISITIONS            VALUE              RESPONSIBLE         GROWTH-ALT 20
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        26         9          2         2         20        12          9         12         15        13
Net Redeemed...       (10)      (19)        (6)       (2)       (22)      (24)       (19)        (7)       (20)       (3)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...        16       (10)        (4)       --         (2)      (12)       (10)         5         (5)       10
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===
                                                                                    AXA GLOBAL        AXA INTERNATIONAL
                   AXA AGGRESSIVE      AXA CONSERVATIVE    AXA CONSERVATIVE-      EQUITY MANAGED         CORE MANAGED
                     ALLOCATION           ALLOCATION        PLUS ALLOCATION         VOLATILITY            VOLATILITY
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        29        26          9         8         28         8         29         49         11        16
Net Redeemed...       (82)      (26)       (31)      (22)        (9)      (28)       (43)       (44)       (24)      (24)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...       (53)       --        (22)      (14)        19       (20)       (14)         5        (13)       (8)
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===
                   AXA LARGE CAP        AXA LARGE CAP      AXA MID CAP VALUE
                   GROWTH MANAGED       VALUE MANAGED           MANAGED            AXA MODERATE         AXA MODERATE-
                     VOLATILITY           VOLATILITY           VOLATILITY           ALLOCATION         PLUS ALLOCATION
                -------------------  -------------------  -------------------  --------------------  -------------------
                     2018       2017      2018       2017      2018       2017      2018       2017       2018       2017
                --------------- ---- --------------- ---- --------------- ---- --------------- ----  --------------- ----
MRP
Net Issued.....        16        38         14        20         11         9        233        232         29        26
Net Redeemed...       (89)      (68)       (71)      (72)       (48)      (50)      (157)      (205)       (16)       (8)
                      ---       ---        ---       ---        ---       ---       ----       ----        ---       ---
Net Increase /
 (Decreased)...       (73)      (30)       (57)      (52)       (37)      (41)        76         27         13        18
                      ===       ===        ===       ===        ===       ===       ====       ====        ===       ===

                                    FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

8. Changes in Units Outstanding (Concluded)

                                 AXA/CLEARBRIDGE                                             EQ/CAPITAL
                AXA/AB SMALL       LARGE CAP         AXA/JANUS      CHARTER/SM/ MULTI-        GUARDIAN
                CAP GROWTH          GROWTH           ENTERPRISE         SECTOR BOND           RESEARCH
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   50        31      6        8        45        10          9       29         13        11
Net Redeemed...  (49)      (27)   (10)     (11)       (4)       (6)       (16)     (39)       (34)      (30)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)...    1         4     (4)      (3)       41         4         (7)     (10)       (21)      (19)
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                 EQ/INTERMEDIATE                                               EQ/MFS
                EQ/EQUITY 500     GOVERNMENT      EQ/INTERNATIONAL     EQ/LARGE CAP        INTERNATIONAL
                   INDEX             BOND           EQUITY INDEX       GROWTH INDEX            GROWTH
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   59        81     85       56        35        28         21       56         64       145
Net Redeemed... (164)     (277)   (68)     (59)      (73)      (74)       (39)     (19)       (42)     (118)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)... (105)     (196)    17       (3)      (38)      (46)       (18)      37         22        27
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                                   EQ/PIMCO
                  EQ/MID           EQ/MONEY         GLOBAL            EQ/PIMCO ULTRA          EQ/SMALL
                 CAP INDEX          MARKET       REAL RETURN*           SHORT BOND         COMPANY INDEX
                ------------     --------------  ------------       ------------------  -------------------
                2018      2017   2018    2017        2018                2018      2017      2018      2017
                ----      ----   ----   ------   ------------       -------------- ---- -------------- ----
MRP
Net Issued.....   13        12    474      858         3                  215       27         12        19
Net Redeemed...  (20)      (23)  (569)  (1,046)       --                 (228)     (27)       (29)      (34)
                ----      ----   ----   ------       ---                 ----      ---       ----      ----
Net Increase /
 (Decreased)...   (7)      (11)   (95)    (188)        3                  (13)      --        (17)      (15)
                ====      ====   ====   ======       ===                 ====      ===       ====      ====
                EQ/T. ROWE PRICE MULTIMANAGER       MULTIMANAGER        TARGET 2015         TARGET 2025
                GROWTH STOCK       CORE BOND         TECHNOLOGY         ALLOCATION           ALLOCATION
                ------------     --------------  -----------------  ------------------  -------------------
                2018      2017   2018    2017        2018     2017       2018      2017      2018      2017
                ----      ----   ----   ------   ------------ ----  -------------- ---- -------------- ----
MRP
Net Issued.....   42        54     19       44        26       110          3       13         14        51
Net Redeemed...  (29)      (52)    (9)     (86)      (58)     (106)       (37)     (27)      (103)      (34)
                ----      ----   ----   ------       ---      ----       ----      ---       ----      ----
Net Increase /
 (Decreased)...   13         2     10      (42)      (32)        4        (34)     (14)       (89)       17
                ====      ====   ====   ======       ===      ====       ====      ===       ====      ====
                                                                       VANGUARD
                                                                       VARIABLE            VANGUARD
                                                                    INSURANCE FUND         VARIABLE
                                                                      TOTAL BOND        INSURANCE FUND
                TARGET 2035       TARGET 2045       TARGET 2055      MARKET INDEX        TOTAL STOCK
                ALLOCATION        ALLOCATION         ALLOCATION       PORTFOLIO*        MARKET INDEX*
                ------------     --------------  -----------------  --------------      --------------
                2018      2017   2018    2017        2018     2017       2018                2018
                ----      ----   ----   ------   ------------ ----  --------------      --------------
MRP
Net Issued.....   12        27     36       26         4         6        201                 323
Net Redeemed...  (66)      (27)   (30)     (15)      (10)       (3)        (3)                (46)
                ----      ----   ----   ------       ---      ----       ----                ----
Net Increase /
 (Decreased)...  (54)       --      6       11        (6)        3        198                 277
                ====      ====   ====   ======       ===      ====       ====                ====

   The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.
*  Units were made available on May 15, 2018.

                                    FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights

   AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractowners of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

   Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

                                                                   Units    Accumulation Investment
                                                       Unit     Outstanding  Unit Value    Income    Total   Expense
                                                       Value      (000's)     (000's)      Ratio#   Return** Ratio***
                                                     ---------- ----------- ------------ ---------- -------- --------
SEPARATE ACCOUNT NO. 10
AllianceBernstein Balanced Fund
December 31, 2018  RIA* - contract charge 0.50% (a)  $   340.92       4       $ 1,365       2.66%    (4.47)%   0.64%
December 31, 2017  RIA* - contract charge 0.50% (a)  $   356.88       3       $ 1,114       2.49%    13.72%    0.63%
December 31, 2016  RIA* - contract charge 0.50% (a)  $   313.83       4       $ 1,273       2.72%     6.88%    0.68%
December 31, 2015  RIA* - contract charge 0.50% (a)  $   293.64       7       $ 2,013       2.49%     0.06%    0.63%
December 31, 2014  RIA* - contract charge 0.50% (a)  $   293.46       9       $ 2,606       2.72%     4.40%    0.61%
December 31, 2018  MRP* - contract charge 0.50% (a)  $    81.57     252       $20,541       2.66%    (4.47)%   0.64%
December 31, 2017  MRP* - contract charge 0.50% (a)  $    85.39     287       $24,512       2.49%    13.72%    0.63%
December 31, 2016  MRP* - contract charge 0.50% (a)  $    75.09     324       $24,339       2.72%     6.86%    0.68%
December 31, 2015  MRP* - contract charge 0.50% (a)  $    70.27     351       $24,698       2.49%     0.06%    0.64%
December 31, 2014  MRP* - contract charge 0.50% (a)  $    70.23     398       $27,987       2.72%     4.38%    0.61%
December 31, 2018  EPP* - contract charge 0.25% (a)  $   362.61       1       $   205       2.66%    (4.23)%   0.39%
December 31, 2017  EPP* - contract charge 0.25% (a)  $   378.63       1       $   246       2.49%    14.00%    0.38%
December 31, 2016  EPP* - contract charge 0.25% (a)  $   332.13       1       $   210       2.72%     7.15%    0.43%
December 31, 2015  EPP* - contract charge 0.25% (a)  $   309.98       1       $   190       2.49%     0.31%    0.36%
December 31, 2014  EPP* - contract charge 0.25% (a)  $   309.01       1       $   197       2.72%     4.66%    0.36%
Balanced Account
December 31, 2018  Institutional                     $38,570.01    --(b)      $    26       2.66%    (3.99)%   0.14%
December 31, 2017  Institutional                     $40,173.25    --(b)      $    29       2.49%    14.29%    0.13%
December 31, 2016  Institutional                     $35,151.35    --(b)      $    26       2.72%     7.41%    0.18%
December 31, 2015  Institutional                     $32,725.90    --(b)      $    24       2.49%     0.57%    0.14%
December 31, 2014  Institutional                     $32,541.85    --(b)      $    24       2.72%     4.92%    0.21%

SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2018  RIA* - contract charge 0.08% (a)  $ 2,165.33       1       $ 3,118       1.46%    (1.80)%   0.17%
December 31, 2017  RIA* - contract charge 0.08% (a)  $ 2,205.03       2       $ 3,363       1.46%    30.05%    0.17%
December 31, 2016  RIA* - contract charge 0.08% (a)  $ 1,695.51       2       $ 3,057       1.64%     6.90%    0.19%
December 31, 2015  RIA* - contract charge 0.08% (a)  $ 1,586.06       2       $ 2,999       1.61%     5.65%    0.16%
December 31, 2014  RIA* - contract charge 0.08% (a)  $ 1,501.17       2       $ 3,544       1.64%    12.86%    0.14%
December 31, 2018  EPP* - contract charge 0.08% (a)  $ 2,246.74       1       $ 1,355       1.46%    (1.80)%   0.17%
December 31, 2017  EPP* - contract charge 0.08% (a)  $ 2,287.93       1       $ 1,606       1.46%    30.05%    0.17%
December 31, 2016  EPP* - contract charge 0.08% (a)  $ 1,759.26       1       $ 1,409       1.64%     6.90%    0.19%
December 31, 2015  EPP* - contract charge 0.08% (a)  $ 1,645.69       1       $ 1,391       1.61%     5.65%    0.14%
December 31, 2014  EPP* - contract charge 0.08% (a)  $ 1,557.61       1       $ 1,570       1.64%    12.86%    0.14%

                                    FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                                   Units    Accumulation Investment
                                                       Unit     Outstanding  Unit Value    Income    Total   Expense
                                                       Value      (000's)     (000's)      Ratio#   Return** Ratio***
                                                     ---------- ----------- ------------ ---------- -------- --------
AllianceBernstein Growth Equity Fund
December 31, 2018  MRP* - contract charge 0.30% (a)  $   833.97      39       $32,831       1.46%    (2.03)%   0.39%
December 31, 2017  MRP* - contract charge 0.30% (a)  $   851.21      46       $39,138       1.46%    29.76%    0.39%
December 31, 2016  MRP* - contract charge 0.30% (a)  $   655.99      51       $33,742       1.64%     6.66%    0.41%
December 31, 2015  MRP* - contract charge 0.30% (a)  $   615.04      57       $34,827       1.61%     5.16%    0.39%
December 31, 2014  MRP* - contract charge 0.30% (a)  $   584.84      65       $37,929       1.64%    12.60%    0.36%
Growth Stock Account
December 31, 2018  Institutional                     $23,490.04       2       $38,594       1.46%    (1.72)%   0.09%
December 31, 2017  Institutional                     $23,901.55       2       $43,381       1.46%    30.15%    0.09%
December 31, 2016  Institutional                     $18,363.95       2       $37,114       1.64%     6.99%    0.11%
December 31, 2015  Institutional                     $17,164.79       3       $43,187       1.61%     5.74%    0.08%
December 31, 2014  Institutional                     $16,233.13       3       $48,535       1.64%    12.95%    0.12%

SEPARATE ACCOUNT NO. 3
AllianceBernstein Mid Cap Growth Fund
December 31, 2018  RIA* - contract charge 0.50% (a)  $   715.58       2       $ 1,164       0.42%     4.09%    0.52%
December 31, 2017  RIA* - contract charge 0.50% (a)  $   687.48       2       $ 1,047       0.35%    32.81%    0.52%
December 31, 2016  RIA* - contract charge 0.50% (a)  $   517.64       2       $ 1,123       0.61%    (1.22)%   0.53%
December 31, 2015  RIA* - contract charge 0.50% (a)  $   524.03       3       $ 1,324       0.44%     1.14%    0.53%
December 31, 2014  RIA* - contract charge 0.50% (a)  $   518.14       3       $ 1,771       0.53%     2.12%    0.53%
December 31, 2018  MRP* - contract charge 0.65% (a)  $   145.35     138       $20,016       0.42%     3.93%    0.67%
December 31, 2017  MRP* - contract charge 0.65% (a)  $   139.86     151       $21,148       0.35%    32.62%    0.67%
December 31, 2016  MRP* - contract charge 0.65% (a)  $   105.46     174       $18,382       0.61%    (1.37)%   0.68%
December 31, 2015  MRP* - contract charge 0.65% (a)  $   106.93     197       $21,078       0.44%     0.97%    0.69%
December 31, 2014  MRP* - contract charge 0.65% (a)  $   105.90     221       $23,410       0.53%     1.96%    0.68%
Mid Cap Growth Stock Account
December 31, 2018  Institutional                     $80,947.80    --(b)      $   890       0.42%     4.61%    0.02%
December 31, 2017  Institutional                     $77,379.57    --(b)      $   929       0.35%    33.48%    0.02%
December 31, 2016  Institutional                     $57,972.78    --(b)      $   812       0.61%    (0.72)%   0.03%
December 31, 2015  Institutional                     $58,395.05    --(b)      $   806       0.44%     1.65%    0.04%
December 31, 2014  Institutional                     $57,449.35    --(b)      $   827       0.53%     2.64%    0.05%

                                           Years Ended December 31,
                          ---------------------------------------------------------
                                   Units    Accumulation Investment
                          Unit  Outstanding  Unit Value    Income    Total   Expense
                          Value   (000's)     (000's)      Ratio#   Return** Ratio*
                          ----- ----------- ------------ ---------- -------- -------
SEPARATE ACCOUNT NO. 66+
1290 Retirement 2020
2018  MRP*, 0.02% (a)(e)  $9.80      8          $ 74        3.35%    (2.68)%  0.02%
1290 Retirement 2025
2018  MRP*, 0.02% (a)(e)  $9.76     57          $557        1.79%    (3.27)%  0.02%
1290 Retirement 2030
2018  MRP*, 0.02% (a)(e)  $9.69     17          $169        2.11%    (4.06)%  0.02%
1290 Retirement 2035
2018  MRP*, 0.02% (a)(e)  $9.67     27          $260        1.94%    (4.45)%  0.02%
1290 Retirement 2040
2018  MRP*, 0.02% (a)(e)  $9.64      8          $ 75        7.69%    (4.84)%  0.02%
1290 Retirement 2045
2018  MRP*, 0.02% (a)(e)  $9.61     12          $120        2.19%    (5.32)%  0.02%
1290 Retirement 2050
2018  MRP*, 0.02% (a)(e)  $9.57     13          $128        1.99%    (5.71)%  0.02%
1290 Retirement 2055
2018  MRP*, 0.02% (a)(e)  $9.54      2          $ 18        2.63%    (6.10)%  0.02%
1290 Retirement 2060
2018  MRP*, 0.02% (a)(e)  $9.53     --          $  4        3.58%    (6.29)%  0.02%

                                    FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                         Years Ended December 31,
                                       ------------------------------------------------------------
                                                  Units    Accumulation Investment
                                        Unit   Outstanding  Unit Value    Income    Total    Expense
                                        Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                       ------- ----------- ------------ ---------- --------  -------
1290 VT DoubleLine Dynamic Allocation
2018          MRP*, 0.02% (a)          $ 12.52       5        $   66       2.01%     (4.13)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.06       3        $   38       0.61%      9.56%   0.02%
2016          MRP*, 0.03% (a)          $ 11.92       3        $   33       1.38%      8.66%   0.03%
2015          MRP*, 0.02% (a)          $ 10.97       1        $    7       1.06%     (3.77)%  0.02%
2014          MRP*, 0.02% (a)          $ 11.40    --(b)       $    4       0.62%      2.43%   0.02%
1290 VT Equity Income
2018          MRP*, 0.02% (a)          $ 16.22      49        $  794       2.52%    (11.70)%  0.02%
2017          MRP*, 0.02% (a)          $ 18.37      33        $  609       1.64%     15.83%   0.02%
2016          MRP*, 0.03% (a)          $ 15.86      43        $  675       2.54%     12.96%   0.03%
2015          MRP*, 0.02% (a)          $ 14.04      24        $  333       1.74%     (1.75)%  0.02%
2014          MRP*, 0.02% (a)          $ 14.29      20        $  292       1.78%      8.67%   0.02%
1290 VT GAMCO Mergers and Acquisitions
2018          MRP*, 0.02% (a)          $ 12.75       5        $   61       1.02%     (4.92)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.41       9        $  116       0.16%      6.18%   0.02%
2016          MRP*, 0.03% (a)          $ 12.63       9        $  119       0.00%      7.67%   0.03%
2015          MRP*, 0.02% (a)          $ 11.73      11        $  129       0.00%      2.62%   0.02%
2014          MRP*, 0.02% (a)          $ 11.43      10        $  115       0.00%      1.60%   0.02%
1290 VT GAMCO Small Company Value
2018          MRP*, 0.02% (a)          $ 28.12     101        $2,845       0.54%    (15.61)%  0.02%
2017          MRP*, 0.02% (a)          $ 33.32     103        $3,440       0.59%     16.10%   0.02%
2016          MRP*, 0.03% (a)          $ 28.70     115        $3,304       0.50%     23.23%   0.03%
2015          MRP*, 0.02% (a)          $ 23.29     120        $2,785       0.53%     (5.71)%  0.02%
2014          MRP*, 0.02% (a)          $ 24.70     124        $3,062       0.25%      3.05%   0.02%
1290 VT Socially Responsible
2018          RIA*, 0.00% (a)          $202.41    --(b)           --       0.94%     (4.37)%  0.00%
              MRP*, 0.02% (a)          $ 17.04     159        $2,711       0.94%     (4.38)%  0.02%
2017          RIA*, 0.00% (a)          $211.66    --(b)           --       1.08%     20.40%   0.00%
              MRP*, 0.02% (a)          $ 17.82     169        $3,005       1.08%     20.41%   0.02%
2016          RIA*, 0.00% (a)          $175.79    --(b)           --       1.22%      9.95%   0.00%
              MRP*, 0.03% (a)          $ 14.80     164        $2,427       1.22%      9.96%   0.03%
2015          RIA*, 0.00% (a)          $159.88    --(b)           --       0.98%      0.48%   0.00%
              MRP*, 0.02% (a)          $ 13.46     168        $2,257       0.98%      0.45%   0.02%
2014          RIA*, 0.00% (a)          $159.12    --(b)           --       0.77%     13.61%   0.00%
              MRP*, 0.02% (a)          $ 13.40     204        $2,734       0.77%     13.56%   0.02%
All Asset Growth-Alt 20 (d)
2018          MRP*, 0.02% (a)          $ 13.22      29        $  378       1.66%     (7.55)%  0.02%
2017          MRP*, 0.02% (a)          $ 14.30      34        $  489       1.77%     15.88%   0.02%
2016          MRP*, 0.03% (a)          $ 12.34      24        $  296       2.44%      9.49%   0.03%
2015          MRP*, 0.02% (a)          $ 11.27       7        $   75       0.62%     (3.92)%  0.02%
2014          MRP*, 0.02% (a)          $ 11.73       8        $   94       4.25%      2.36%   0.02%
AXA Aggressive Allocation
2018          MRP*, 0.02% (a)          $ 14.08     142        $2,001       1.54%     (8.69)%  0.02%
2017          MRP*, 0.02% (a)          $ 15.42     195        $3,008       1.53%     19.07%   0.02%
2016          MRP*, 0.03% (a)          $ 12.95     195        $2,531       0.93%      8.73%   0.03%
2015          MRP*, 0.02% (a)          $ 11.91     216        $2,569       0.98%     (1.81)%  0.02%
2014          MRP*, 0.02% (a)          $ 12.13     209        $2,535       1.61%      4.75%   0.02%
AXA Conservative Allocation
2018          MRP*, 0.02% (a)          $ 12.88     142        $1,826       1.42%     (1.53)%  0.02%
2017          MRP*, 0.02% (a)          $ 13.08     164        $2,147       1.11%      4.89%   0.02%
2016          MRP*, 0.03% (a)          $ 12.47     178        $2,221       1.26%      2.89%   0.03%
2015          MRP*, 0.02% (a)          $ 12.12     105        $1,273       0.77%     (0.25)%  0.02%
2014          MRP*, 0.02% (a)          $ 12.15     108        $1,307       0.77%      2.62%   0.02%

                                    FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                         Years Ended December 31,
                                       ------------------------------------------------------------
                                                  Units    Accumulation Investment
                                        Unit   Outstanding  Unit Value    Income    Total    Expense
                                        Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                       ------- ----------- ------------ ---------- --------  -------
AXA Conservative-Plus Allocation
2018             MRP*, 0.02% (a)       $ 13.41      87        $1,165       1.76%     (3.66)%  0.02%
2017             MRP*, 0.02% (a)       $ 13.92      68        $  947       1.15%      8.75%   0.02%
2016             MRP*, 0.03% (a)       $ 12.80      88        $1,126       0.92%      4.75%   0.03%
2015             MRP*, 0.02% (a)       $ 12.22      88        $1,077       0.88%     (0.73)%  0.02%
2014             MRP*, 0.02% (a)       $ 12.31      81        $  998       0.94%      3.19%   0.02%
AXA Global Equity Managed Volatility
2018             RIA*, 0.00% (a)       $591.26    --(b)       $    7       0.99%    (12.16)%  0.00%
                 MRP*, 0.02% (a)       $ 16.60      87        $1,444       0.99%    (12.17)%  0.02%
2017             RIA*, 0.00% (a)       $673.11    --(b)       $    8       1.13%     26.08%   0.00%
                 MRP*, 0.02% (a)       $ 18.90     101        $1,910       1.13%     26.00%   0.02%
2016             RIA*, 0.00% (a)       $533.87    --(b)       $    7       0.86%      4.48%   0.00%
                 MRP*, 0.03% (a)       $ 15.00      96        $1,438       0.86%      4.46%   0.03%
2015             RIA*, 0.00% (a)       $510.99    --(b)       $  100       0.85%     (1.73)%  0.00%
                 MRP*, 0.02% (a)       $ 14.36     105        $1,506       0.85%     (1.71)%  0.02%
2014             RIA*, 0.00% (a)       $519.96    --(b)       $  112       0.94%      1.69%   0.00%
                 MRP*, 0.02% (a)       $ 14.61     119        $1,732       0.94%      1.67%   0.02%
AXA International Core Managed Volatility
2018             RIA*, 0.00% (a)       $151.65    --(b)           --       1.66%    (14.89)%  0.00%
                 MRP*, 0.02% (a)       $ 13.61     104        $1,410       1.66%    (14.94)%  0.02%
2017             RIA*, 0.00% (a)       $178.18    --(b)       $   11       1.66%     26.31%   0.00%
                 MRP*, 0.02% (a)       $ 16.00     117        $1,874       1.66%     26.28%   0.02%
2016             RIA*, 0.00% (a)       $141.07    --(b)       $    9       0.27%      0.21%   0.00%
                 MRP*, 0.03% (a)       $ 12.67     125        $1,580       0.27%      0.16%   0.03%
2015             RIA*, 0.00% (a)       $140.77    --(b)       $    8       0.06%     (4.34)%  0.00%
                 MRP*, 0.02% (a)       $ 12.65     146        $1,847       0.06%     (4.31)%  0.02%
2014             RIA*, 0.00% (a)       $147.16    --(b)       $    8       1.23%     (6.24)%  0.00%
                 MRP*, 0.02% (a)       $ 13.22     181        $2,390       1.23%     (6.24)%  0.02%
AXA International Value Managed Volatility
2018             RIA*, 0.00% (a)       $161.21    --(b)       $   48       1.53%    (16.49)%  0.00%
2017             RIA*, 0.00% (a)       $193.05    --(b)       $   67       2.00%     23.37%   0.00%
2016             RIA*, 0.00% (a)       $156.48    --(b)       $   53       0.49%      0.75%   0.00%
2015             RIA*, 0.00% (a)       $155.32    --(b)       $   51       0.10%     (3.16)%  0.00%
2014             RIA*, 0.00% (a)       $160.39    --(b)       $   52       1.11%     (7.18)%  0.00%
AXA Large Cap Growth Managed Volatility
2018             RIA*, 0.00% (a)       $321.75    --(b)       $   16       0.43%     (2.98)%  0.00%
                 MRP*, 0.02% (a)       $ 13.41     228        $3,052       0.43%     (2.97)%  0.02%
2017             RIA*, 0.00% (a)       $331.62    --(b)       $   17       0.49%     29.22%   0.00%
                 MRP*, 0.02% (a)       $ 13.82     301        $4,163       0.49%     29.16%   0.02%
2016             RIA*, 0.00% (a)       $256.64    --(b)       $   32       0.59%      5.51%   0.00%
                 MRP*, 0.03% (a)       $ 10.70     331        $3,536       0.59%      5.52%   0.03%
2015             RIA*, 0.00% (a)       $243.24    --(b)       $   30       0.27%      4.04%   0.00%
                 MRP*, 0.02% (a)       $ 10.14     325        $3,295       0.27%      4.00%   0.02%
2014             RIA*, 0.00% (a)       $233.80    --(b)       $   31       0.19%     11.08%   0.00%
                 MRP*, 0.02% (a)       $  9.75     393        $3,829       0.19%     11.05%   0.02%
AXA Large Cap Value Managed Volatility
2018             RIA*, 0.00% (a)       $219.27       3        $  610       2.44%     (9.92)%  0.00%
                 MRP*, 0.02% (a)       $ 20.34     346        $7,039       2.44%     (9.96)%  0.02%
2017             RIA*, 0.00% (a)       $243.42       3        $  630       1.48%     13.85%   0.00%
                 MRP*, 0.02% (a)       $ 22.59     403        $9,098       1.48%     13.86%   0.02%
2016             RIA*, 0.00% (a)       $213.80       3        $  694       1.70%     15.32%   0.00%
                 MRP*, 0.03% (a)       $ 19.84     455        $9,030       1.70%     15.28%   0.03%
2015             RIA*, 0.00% (a)       $185.40       4        $  715       1.57%     (4.01)%  0.00%
                 MRP*, 0.02% (a)       $ 17.21     472        $8,120       1.57%     (4.07)%  0.02%
2014             RIA*, 0.00% (a)       $193.15       4        $  836       1.33%     12.23%   0.00%
                 MRP*, 0.02% (a)       $ 17.94     523        $9,377       1.33%     12.20%   0.02%

                                    FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                        Years Ended December 31,
                                      ------------------------------------------------------------
                                                 Units    Accumulation Investment
                                       Unit   Outstanding  Unit Value    Income    Total    Expense
                                       Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                      ------- ----------- ------------ ---------- --------  -------
AXA Mid Cap Value Managed Volatility
2018          RIA*, 0.00% (a)         $340.09     --(b)     $    82       1.19%    (13.30)%  0.00%
              MRP*, 0.02% (a)         $ 26.78      217      $ 5,808       1.19%    (13.31)%  0.02%
2017          RIA*, 0.00% (a)         $392.24     --(b)     $   109       1.05%     12.32%   0.00%
              MRP*, 0.02% (a)         $ 30.89      254      $ 7,854       1.05%     12.29%   0.02%
2016          RIA*, 0.00% (a)         $349.21     --(b)     $   128       1.21%     17.67%   0.00%
              MRP*, 0.03% (a)         $ 27.51      295      $ 8,122       1.21%     17.61%   0.03%
2015          RIA*, 0.00% (a)         $296.77     --(b)     $   133       0.73%     (3.54)%  0.00%
              MRP*, 0.02% (a)         $ 23.39      324      $ 7,567       0.73%     (3.55)%  0.02%
2014          RIA*, 0.00% (a)         $307.66     --(b)     $   140       0.58%     10.87%   0.00%
              MRP*, 0.02% (a)         $ 24.25      372      $ 9,018       0.58%     10.83%   0.02%
AXA Moderate Allocation
2018          MRP*, 0.02% (a)         $ 13.34    1,821      $24,281       1.65%     (4.78)%  0.02%
2017          MRP*, 0.02% (a)         $ 14.01    1,745      $24,438       1.29%     11.01%   0.02%
2016          MRP*, 0.03% (a)         $ 12.62    1,718      $21,681       0.96%      5.34%   0.03%
2015          MRP*, 0.02% (a)         $ 11.98    1,583      $18,961       0.84%     (0.91)%  0.02%
2014          MRP*, 0.02% (a)         $ 12.09    1,532      $18,515       1.12%      3.07%   0.02%
AXA Moderate-Plus Allocation
2018          MRP*, 0.02% (a)         $ 13.81      158      $ 2,187       1.71%     (6.88)%  0.02%
2017          MRP*, 0.02% (a)         $ 14.83      145      $ 2,147       1.49%     14.87%   0.02%
2016          MRP*, 0.03% (a)         $ 12.91      127      $ 1,642       0.92%      7.23%   0.03%
2015          MRP*, 0.02% (a)         $ 12.04      129      $ 1,553       1.02%     (1.31)%  0.02%
2014          MRP*, 0.02% (a)         $ 12.20      103      $ 1,255       1.45%      3.74%   0.02%
AXA/AB Small Cap Growth
2018          RIA*, 0.05% (a)         $453.90     --(b)     $    66       0.13%     (7.92)%  0.05%
              MRP*, 0.02% (a)         $ 17.72       27      $   486       0.13%     (7.90)%  0.02%
2017          RIA*, 0.05% (a)         $492.95     --(b)     $    71       0.32%     22.61%   0.05%
              MRP*, 0.02% (a)         $ 19.24       26      $   508       0.32%     22.63%   0.02%
2016          RIA*, 0.05% (a)         $402.06     --(b)     $   107       0.32%     12.52%   0.05%
              MRP*, 0.03% (a)         $ 15.69       22      $   343       0.32%     12.55%   0.03%
2015          RIA*, 0.05% (a)         $357.31        1      $   184       0.04%     (2.96)%  0.05%
              MRP*, 0.02% (a)         $ 13.94       27      $   373       0.04%     (2.92)%  0.02%
2014          RIA*, 0.05% (a)         $368.20        1      $   274       0.06%      3.52%   0.05%
              MRP*, 0.02% (a)         $ 14.36       26      $   381       0.06%      3.53%   0.02%
AXA/ClearBridge Large Cap Growth
2018          RIA*, 0.00% (a)         $266.01     --(b)     $    70       0.16%     (0.35)%  0.00%
              MRP*, 0.02% (a)         $ 18.16       18      $   328       0.16%     (0.38)%  0.02%
2017          RIA*, 0.00% (a)         $266.94     --(b)     $    92       0.08%     25.60%   0.00%
              MRP*, 0.02% (a)         $ 18.23       22      $   394       0.08%     25.55%   0.02%
2016          RIA*, 0.00% (a)         $212.54     --(b)     $    71       0.00%      0.88%   0.00%
              MRP*, 0.03% (a)         $ 14.52       25      $   357       0.00%      0.90%   0.03%
2015          RIA*, 0.00% (a)         $210.69        1      $   240       0.00%      1.27%   0.00%
              MRP*, 0.02% (a)         $ 14.39       15      $   216       0.00%      1.20%   0.02%
2014          RIA*, 0.00% (a)         $208.05        1      $   194       0.00%      3.80%   0.00%
              MRP*, 0.02% (a)         $ 14.22       16      $   224       0.00%      3.80%   0.02%
AXA/Janus Enterprise
2018          MRP*, 0.02% (a)         $ 15.80       59      $   940       0.00%     (1.80)%  0.02%
2017          MRP*, 0.02% (a)         $ 16.09       18      $   282       0.00%     27.90%   0.02%
2016          MRP*, 0.03% (a)         $ 12.58       14      $   173       0.00%     (4.41)%  0.03%
2015          MRP*, 0.02% (a)         $ 13.16       10      $   133       0.00%     (5.46)%  0.02%
2014          MRP*, 0.02% (a)         $ 13.92       11      $   150       0.00%     (0.78)%  0.02%
Charter/SM/ Multi-Sector Bond
2018          RIA*, 0.05% (a)         $233.27     --(b)          --       2.27%     (0.55)%  0.05%
              MRP*, 0.02% (a)         $ 10.53       87      $   920       2.27%     (0.57)%  0.02%
2017          RIA*, 0.05% (a)         $234.57     --(b)          --       1.49%      2.18%   0.05%
              MRP*, 0.02% (a)         $ 10.59       94      $ 1,001       1.49%      2.22%   0.02%

                                    FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                             Years Ended December 31,
                                           ------------------------------------------------------------
                                                      Units    Accumulation Investment
                                            Unit   Outstanding  Unit Value    Income    Total    Expense
                                            Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                                           ------- ----------- ------------ ---------- --------  -------
Charter/SM/ Multi-Sector Bond (Continued)
2016            RIA*, 0.05% (a)            $229.55     --(b)          --       2.41%      2.88%   0.05%
                MRP*, 0.03% (a)            $ 10.36      104      $ 1,074       2.41%      2.88%   0.03%
2015            RIA*, 0.05% (a)            $223.13     --(b)          --       1.74%     (0.69)%  0.05%
                MRP*, 0.02% (a)            $ 10.07       92      $   929       1.74%     (0.59)%  0.02%
2014            RIA*, 0.05% (a)            $224.68     --(b)     $     1       2.53%      2.34%   0.05%
                MRP*, 0.02% (a)            $ 10.13       80      $   815       2.53%      2.32%   0.02%
Charter/SM/ Small Cap Value
2018            RIA*, 0.00% (a)            $306.01     --(b)     $     1       0.08%    (12.98)%  0.00%
2017            RIA*, 0.00% (a)            $351.67     --(b)     $    14       1.53%     11.30%   0.00%
2016            RIA*, 0.00% (a)            $315.97     --(b)     $    13       0.46%     25.23%   0.00%
2015            RIA*, 0.00% (a)            $252.31     --(b)     $    59       0.40%    (13.13)%  0.00%
2014            RIA*, 0.00% (a)            $290.46     --(b)     $   116       0.12%     (5.11)%  0.00%
EQ/BlackRock Basic Value Equity
2018            RIA*, 0.00% (a)            $390.21     --(b)     $    67       1.34%     (8.01)%  0.00%
2017            RIA*, 0.00% (a)            $424.21     --(b)     $    92       1.32%      8.11%   0.00%
2016            RIA*, 0.00% (a)            $392.39     --(b)     $    94       1.56%     17.97%   0.00%
2015            RIA*, 0.00% (a)            $332.63     --(b)     $    78       1.26%     (6.15)%  0.00%
2014            RIA*, 0.00% (a)            $354.42     --(b)     $    91       1.08%      9.70%   0.00%
EQ/Capital Guardian Research
2018            RIA*, 0.00% (a)            $312.55     --(b)     $     5       0.57%     (4.84)%  0.00%
                MRP*, 0.02% (a)            $ 38.44      181      $ 6,947       0.57%     (4.85)%  0.02%
2017            RIA*, 0.00% (a)            $328.44     --(b)     $     4       0.77%     25.44%   0.00%
                MRP*, 0.02% (a)            $ 40.40      202      $ 8,181       0.77%     25.39%   0.02%
2016            RIA*, 0.00% (a)            $261.84     --(b)     $    31       0.85%      8.42%   0.00%
                MRP*, 0.03% (a)            $ 32.22      221      $ 7,104       0.85%      8.41%   0.03%
2015            RIA*, 0.00% (a)            $241.50     --(b)     $    61       0.56%      1.91%   0.00%
                MRP*, 0.02% (a)            $ 29.72      240      $ 7,120       0.56%      1.89%   0.02%
2014            RIA*, 0.00% (a)            $236.97     --(b)     $    63       0.71%     10.51%   0.00%
                MRP*, 0.02% (a)            $ 29.17      259      $ 7,569       0.71%     10.49%   0.02%
EQ/Equity 500 Index
2018            RIA*, 0.05% (a)            $781.55        1      $ 1,072       1.42%     (4.98)%  0.05%
                MRP*, 0.02% (a)            $ 19.45    1,102      $21,428       1.42%     (4.94)%  0.02%
2017            RIA*, 0.05% (a)            $822.53        1      $   986       1.41%     20.98%   0.05%
                MRP*, 0.02% (a)            $ 20.46    1,207      $24,708       1.41%     20.99%   0.02%
2016            RIA*, 0.05% (a)            $679.87        2      $ 1,084       1.61%     11.18%   0.05%
                MRP*, 0.03% (a)            $ 16.91    1,403      $23,719       1.61%     11.18%   0.03%
2015            RIA*, 0.05% (a)            $611.49        2      $   933       1.53%      0.75%   0.05%
                MRP*, 0.02% (a)            $ 15.21    1,470      $22,355       1.53%      0.80%   0.02%
2014            RIA*, 0.05% (a)            $606.95        1      $   892       1.38%     12.92%   0.05%
                MRP*, 0.02% (a)            $ 15.09    1,636      $24,692       1.38%     12.95%   0.02%
EQ/Intermediate Government Bond
2018            RIA*, 0.05% (a)            $232.41     --(b)          --       1.41%      0.78%   0.05%
                MRP*, 0.02% (a)            $ 12.47      347      $ 4,335       1.41%      0.81%   0.02%
2017            RIA*, 0.05% (a)            $230.61     --(b)          --       0.88%      0.29%   0.05%
                MRP*, 0.02% (a)            $ 12.37      330      $ 4,080       0.88%      0.24%   0.02%
2016            RIA*, 0.05% (a)            $229.93     --(b)          --       0.70%      0.40%   0.05%
                MRP*, 0.03% (a)            $ 12.34      333      $ 4,109       0.70%      0.49%   0.03%
2015            RIA*, 0.05% (a)            $229.02     --(b)          --       0.62%      0.38%   0.05%
                MRP*, 0.02% (a)            $ 12.28      320      $ 3,935       0.62%      0.41%   0.02%
2014            RIA*, 0.05% (a)            $228.15     --(b)          --       0.41%      1.48%   0.05%
                MRP*, 0.02% (a)            $ 12.23      324      $ 3,958       0.41%      1.49%   0.02%

                                    FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                 Years Ended December 31,
                               ------------------------------------------------------------
                                          Units    Accumulation Investment
                                Unit   Outstanding  Unit Value    Income    Total    Expense
                                Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                               ------- ----------- ------------ ---------- --------  -------
EQ/International Equity Index
2018     RIA*, 0.05% (a)       $185.32        2      $   362       2.33%    (15.21)%  0.02%
         MRP*, 0.02% (a)       $ 20.86      352      $ 7,353       2.33%    (15.20)%  0.05%
2017     RIA*, 0.05% (a)       $218.57        1      $   324       2.62%     23.17%   0.05%
         MRP*, 0.02% (a)       $ 24.60      390      $ 9,586       2.62%     23.18%   0.02%
2016     RIA*, 0.05% (a)       $177.46        2      $   322       2.66%      2.14%   0.05%
         MRP*, 0.03% (a)       $ 19.97      436      $ 8,714       2.66%      2.15%   0.03%
2015     RIA*, 0.05% (a)       $173.74        2      $   427       2.30%     (2.18)%  0.05%
         MRP*, 0.02% (a)       $ 19.55      485      $ 9,472       2.30%     (2.15)%  0.02%
2014     RIA*, 0.05% (a)       $177.62        3      $   468       2.95%     (6.95)%  0.05%
         MRP*, 0.02% (a)       $ 19.98      515      $10,286       2.95%     (6.90)%  0.02%
EQ/Large Cap Growth Index
2018     RIA*, 0.00% (a)       $209.19     --(b)          --       0.60%     (2.26)%  0.00%
         MRP*, 0.02% (a)       $ 20.34       59      $ 1,198       0.60%     (2.26)%  0.02%
2017     RIA*, 0.00% (a)       $214.03     --(b)          --       0.96%     29.22%   0.00%
         MRP*, 0.02% (a)       $ 20.81       77      $ 1,606       0.96%     29.17%   0.02%
2016     RIA*, 0.00% (a)       $165.63     --(b)          --       1.02%      6.35%   0.00%
         MRP*, 0.03% (a)       $ 16.11       40      $   641       1.02%      6.34%   0.03%
2015     RIA*, 0.00% (a)       $155.74     --(b)          --       1.17%      4.86%   0.00%
         MRP*, 0.02% (a)       $ 15.15       34      $   523       1.17%      4.84%   0.02%
2014     RIA*, 0.00% (a)       $148.52     --(b)          --       1.23%     12.24%   0.00%
         MRP*, 0.02% (a)       $ 14.45       19      $   282       1.23%     12.19%   0.02%
EQ/MFS International Growth
2018     MRP*, 0.02% (a)       $ 13.72       74      $ 1,011       1.11%     (9.38)%  0.02%
2017     MRP*, 0.02% (a)       $ 15.14       52      $   780       1.24%     32.00%   0.02%
2016     MRP*, 0.03% (a)       $ 11.47       25      $   284       0.82%      1.96%   0.03%
2015     MRP*, 0.02% (a)       $ 11.25       34      $   378       0.55%      0.18%   0.02%
2014     MRP*, 0.02% (a)       $ 11.23       40      $   450       1.01%     (5.07)%  0.02%
EQ/Mid Cap Index
2018     RIA*, 0.00% (a)       $258.04     --(b)     $     5       0.95%    (11.69)%  0.00%
         MRP*, 0.02% (a)       $ 17.60       36      $   635       0.95%    (11.69)%  0.02%
2017     RIA*, 0.00% (a)       $292.20     --(b)     $     6       0.92%     15.48%   0.00%
         MRP*, 0.02% (a)       $ 19.93       43      $   854       0.92%     15.47%   0.02%
2016     RIA*, 0.00% (a)       $253.03     --(b)     $     5       1.18%     19.91%   0.00%
         MRP*, 0.03% (a)       $ 17.26       54      $   935       1.18%     19.86%   0.03%
2015     RIA*, 0.00% (a)       $211.01     --(b)     $    90       1.04%     (2.86)%  0.00%
         MRP*, 0.02% (a)       $ 14.40       39      $   558       1.04%     (2.90)%  0.02%
2014     RIA*, 0.00% (a)       $217.22     --(b)     $    38       0.93%      8.99%   0.00%
         MRP*, 0.02% (a)       $ 14.83       30      $   451       0.93%      8.96%   0.02%
EQ/Money Market
2018     RIA*, 0.05% (a)       $177.55     --(b)          --       1.25%      1.23%   0.05%
         MRP*, 0.02% (a)       $ 10.15      969      $ 9,836       1.25%      1.20%   0.02%
2017     RIA*, 0.05% (a)       $175.40     --(b)          --       0.39%      0.35%   0.05%
         MRP*, 0.02% (a)       $ 10.03    1,064      $10,665       0.39%      0.40%   0.02%
2016     RIA*, 0.05% (a)       $174.79     --(b)          --       0.00%     (0.05)%  0.05%
         MRP*, 0.03% (a)       $  9.99    1,252      $12,501       0.00%      0.00%   0.03%
2015     RIA*, 0.05% (a)       $174.88     --(b)          --       0.00%     (0.05)%  0.05%
         MRP*, 0.02% (a)       $  9.99    1,383      $13,819       0.00%      0.00%   0.02%
2014     RIA*, 0.05% (a)       $174.97     --(b)     $    11       0.00%     (0.05)%  0.05%
         MRP*, 0.02% (a)       $  9.99    1,395      $13,939       0.00%     (0.10)%  0.02%
EQ/PIMCO Global Real Return
2018     MRP*, 0.02% (a)(e)    $  9.96        3      $    26      10.15%      0.50%   0.02%
EQ/PIMCO Ultra Short Bond
2018     MRP*, 0.02% (a)       $ 12.34      181      $ 2,228       1.82%      0.98%   0.02%
2017     MRP*, 0.02% (a)       $ 12.22      194      $ 2,376       1.31%      1.83%   0.02%
2016     MRP*, 0.03% (a)       $ 12.00      194      $ 2,325       1.05%      1.95%   0.03%
2015     MRP*, 0.02% (a)       $ 11.77      177      $ 2,079       0.46%     (0.25)%  0.02%
2014     MRP*, 0.02% (a)       $ 11.80      209      $ 2,469       0.35%     (0.17)%  0.02%

                                    FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Continued)

December 31, 2018

9. Financial Highlights (Continued)

                                                 Years Ended December 31,
                               ------------------------------------------------------------
                                          Units    Accumulation Investment
                                Unit   Outstanding  Unit Value    Income    Total    Expense
                                Value    (000's)     (000's)      Ratio#   Return**  Ratio*
                               ------- ----------- ------------ ---------- --------  -------
EQ/Quality Bond PLUS
2018      RIA*, 0.05% (a)      $253.57    --(b)       $    7       1.73%      0.07%   0.05%
2017      RIA*, 0.05% (a)      $253.39    --(b)       $    7       1.20%      1.34%   0.05%
2016      RIA*, 0.05% (a)      $250.04    --(b)       $    7       1.15%      1.12%   0.05%
2015      RIA*, 0.05% (a)      $247.26    --(b)       $    7       0.94%      0.17%   0.05%
2014      RIA*, 0.05% (a)      $246.83    --(b)       $    9       0.60%      2.85%   0.05%
EQ/Small Company Index
2018      MRP*, 0.02% (a)      $ 29.07     132        $3,851       0.92%    (11.32)%  0.02%
2017      MRP*, 0.02% (a)      $ 32.78     149        $4,872       1.06%     13.98%   0.02%
2016      MRP*, 0.03% (a)      $ 28.76     164        $4,705       1.08%     20.49%   0.03%
2015      MRP*, 0.02% (a)      $ 23.87     184        $4,399       0.84%     (4.60)%  0.02%
2014      MRP*, 0.02% (a)      $ 25.02     212        $5,293       0.73%      4.86%   0.02%
EQ/T. Rowe Price Growth Stock
2018      RIA*, 0.00% (a)      $ 24.68    --(b)           --       0.00%     (1.63)%  0.00%
          MRP*, 0.02% (a)      $ 21.40      53        $1,126       0.00%     (1.65)%  0.02%
2017      RIA*, 0.00% (a)      $ 25.09    --(b)           --       0.00%     33.39%   0.00%
          MRP*, 0.02% (a)      $ 21.76      40        $  879       0.00%     33.33%   0.02%
2016      RIA*, 0.00% (a)      $ 18.81    --(b)           --       0.00%      1.35%   0.00%
          MRP*, 0.03% (a)      $ 16.32      38        $  619       0.00%      1.30%   0.03%
2015      RIA*, 0.00% (a)      $ 18.56    --(b)           --       0.00%     10.21%   0.00%
          MRP*, 0.02% (a)      $ 16.11      26        $  421       0.00%     10.27%   0.02%
2014      RIA*, 0.00% (a)      $ 16.84    --(b)       $    2       0.00%      8.65%   0.00%
          MRP*, 0.02% (a)      $ 14.61      28        $  413       0.00%      8.54%   0.02%
Multimanager Core Bond
2018      MRP*, 0.02% (a)      $ 10.69     106        $1,135       2.72%     (0.47)%  0.02%
2017      MRP*, 0.02% (a)      $ 10.74      96        $1,032       2.07%      2.97%   0.02%
2016      MRP*, 0.03% (a)      $ 10.43     138        $1,440       2.12%      2.66%   0.03%
2015      MRP*, 0.02% (a)      $ 10.16     160        $1,629       2.06%      0.10%   0.02%
2014      MRP*, 0.02% (a)      $ 10.15     104        $1,058       2.15%      3.68%   0.02%
Multimanager Technology
2018      RIA*, 0.00% (a)      $417.78    --(b)           --       0.14%      2.29%   0.00%
          MRP*, 0.02% (a)      $ 39.59     146        $5,795       0.14%      2.27%   0.02%
2017      RIA*, 0.00% (a)      $408.41    --(b)           --       0.00%     39.12%   0.00%
          MRP*, 0.02% (a)      $ 38.71     178        $6,893       0.00%     39.09%   0.02%
2016      RIA*, 0.00% (a)      $293.56    --(b)           --       0.01%      8.94%   0.00%
          MRP*, 0.03% (a)      $ 27.83     174        $4,854       0.01%      8.92%   0.03%
2015      RIA*, 0.00% (a)      $269.46    --(b)           --       0.00%      6.29%   0.00%
          MRP*, 0.02% (a)      $ 25.55     179        $4,563       0.00%      6.24%   0.02%
2014      RIA*, 0.00% (a)      $253.51    --(b)       $  103       0.00%     13.55%   0.00%
          MRP*, 0.02% (a)      $ 24.05     195        $4,694       0.00%     13.55%   0.02%
Target 2015 Allocation
2018      MRP*, 0.02% (a)      $ 12.97      72        $  930       1.39%     (4.35)%  0.02%
2017      MRP*, 0.02% (a)      $ 13.56     106        $1,444       1.31%     11.33%   0.02%
2016      MRP*, 0.03% (a)      $ 12.18     120        $1,458       1.13%      5.55%   0.03%
2015      MRP*, 0.02% (a)      $ 11.54     179        $2,063       1.02%     (1.95)%  0.02%
2014      MRP*, 0.02% (a)      $ 11.77     215        $2,529       1.24%      2.97%   0.02%
Target 2025 Allocation
2018      MRP*, 0.02% (a)      $ 13.74     156        $2,137       1.35%     (6.21)%  0.02%
2017      MRP*, 0.02% (a)      $ 14.65     245        $3,583       1.47%     15.45%   0.02%
2016      MRP*, 0.03% (a)      $ 12.69     228        $2,895       1.41%      7.36%   0.03%
2015      MRP*, 0.02% (a)      $ 11.82     218        $2,578       1.28%     (2.07)%  0.02%
2014      MRP*, 0.02% (a)      $ 12.07     217        $2,618       1.06%      4.05%   0.02%
Target 2035 Allocation
2018      MRP*, 0.02% (a)      $ 14.10      95        $1,338       1.22%     (7.18)%  0.02%
2017      MRP*, 0.02% (a)      $ 15.19     149        $2,269       1.38%     17.75%   0.02%
2016      MRP*, 0.03% (a)      $ 12.90     149        $1,919       1.45%      7.95%   0.03%
2015      MRP*, 0.02% (a)      $ 11.95     138        $1,646       1.28%     (2.05)%  0.02%
2014      MRP*, 0.02% (a)      $ 12.20     136        $1,654       1.36%      4.45%   0.02%

                                    FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66
OF AXA EQUITABLE LIFE INSURANCE COMPANY

Notes to Financial Statements (Concluded)

December 31, 2018

9. Financial Highlights (Concluded)

                                                                                     Years Ended December 31,
                                                                    ----------------------------------------------------------
                                                                              Units    Accumulation Investment
                                                                    Unit   Outstanding  Unit Value    Income    Total   Expense
                                                                    Value    (000's)     (000's)      Ratio#   Return** Ratio*
                                                                    ------ ----------- ------------ ---------- -------- -------
Target 2045 Allocation
2018                       MRP*, 0.02% (a)                          $14.19     126        $1,795       1.49%    (8.04)%  0.02%
2017                       MRP*, 0.02% (a)                          $15.43     120        $1,853       1.51%    19.71%   0.02%
2016                       MRP*, 0.03% (a)                          $12.89     109        $1,405       1.40%     8.59%   0.03%
2015                       MRP*, 0.02% (a)                          $11.87     112        $1,333       1.36%    (2.22)%  0.02%
2014                       MRP*, 0.02% (a)                          $12.14     102        $1,237       1.40%     4.75%   0.02%
Target 2055 Allocation
2018                       MRP*, 0.02% (a)                          $11.21      12        $  136       1.18%    (8.79)%  0.02%
2017                       MRP*, 0.02% (a)                          $12.29      18        $  226       1.62%    21.68%   0.02%
2016                       MRP*, 0.03% (a)                          $10.10      15        $  154       2.47%     9.54%   0.03%
2015                       MRP*, 0.02% (a)(c)                       $ 9.22       4        $   33       2.18%    (6.77)%  0.02%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2018                       MRP*, 0.02% (a)(e)                       $10.22     198        $2,026       0.00%     2.61%   0.02%
Vanguard Variable Insurance Fund Total Stock Market Index
2018                       MRP*, 0.02% (a)(e)                       $ 9.54     277        $2,646       0.00%    (7.56)%  0.02%

   ----------
  (a)Contract charge as described in footnote 7 included in these financial statements.
  (b)Amount rounds to less than 500 units.
  (c)Units were made available on May 26, 2015.
  (d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (e)Units were made available on May 15, 2018.
  * For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  ***For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
  (+)Rates charged for the year ended December 31, 2018 are reflected under "Contract Charges" shown for each unit value class in the Statement of Assets and Liabilities.
  # This ratio represents the amount of dividend income, excluding distribution from net realized gains, received by the Variable Investment Options from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.

10.Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-98

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements included in Part B for both the Member Retirement Program contract and Retirement Investment Account contract, respectively:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account Nos. 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 are included in each of the above contract's Statement of Additional Information, respectively.

         (b)    Exhibits.

         The following exhibits correspond to those required by paragraph(b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2,2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10,2004.

                (a)(ii)Amendment No. 2, dated July 9,2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-7217) on Form N-1A filed on October 15,2004.

               (a)(iii)Amendment No. 3, dated October 1,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1,2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5,2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

            (a)(b)(xii)Amendment No. 11 dated as of July 12, 2018 to the Second
                       Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1,2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5,2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

                (c) Participation Agreement, dated as of April 25, 2002 among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on
                       April 19, 2018.

                (c)(i) Form of Amendment to Participation Agreement, dated as of April 3, 2018, by and among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

                (d) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File
                       No. 33-76030), filed on April 24, 1995.

                (e) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC, and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File No. 33-58950), filed on April 19, 2001.

                (f) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000. Incorporated by reference to Exhibit No. 3(e) to Registration Statement (File No. 33-58950) filed on April 19, 2001.

                (g) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. (File No. 2-30070) on April 19, 2004.

                (g)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (g)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

               (g)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (g)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (g)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (g)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (g)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed April 20, 2009.

              (g)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 20, 2009.

                (g)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (g)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (g)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (g)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (g)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (g)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (g)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (g)(xvi)Seventeeth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") ") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (g)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (h) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

                (i) Administrative Services Agreement as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds, incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

                (i)(i) Amendment No. 1 to the Administrative Services Agreement
                       effective as of March 1, 2018 to the Administrative Services Agreement dated as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

         4.     Contracts. (Including Riders and Endorsements)

                (a)(1) Group Annuity Contract AC 5000-83T (No. 15,740) between
                       Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to
                       Exhibit 6(a)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983 filed on April 14, 1986.

                (a)(2) Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract
                       AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(a)2 to Post-Effective Amendment No. 4 to Registration No. 2-91983 filed on April 28, 1988.

                (a)(3) Form of Rider 8 to Group Annuity Contract AC 5000-83T
                       (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

                (a)(4) Form of Rider 9 to Group Annuity Contract AC 5000-83T
                       between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(a)4 to Registration Statement
                       No. 33-76030, filed on March 3, 1994.

                (b)(1) Group Annuity Contract AC 5000-83E (No. 15,739) between
                       Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated herein by reference to Exhibit 6(b)1 to Post-Effective Amendment No. 2 to Registration
                       No. 2-91983, filed on April 14, 1986.

                (b)(2) Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract
                       AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(b)2 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (b)(3) Form of Rider 8 to Group Annuity Contract AC 5000-83E
                       (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(b)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

                (b)(4) Form of Rider 9 to Group Annuity Contract AC 5000-83E
                       between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(b)4 to Registration Statement No. 33-76030, filed on March 3, 1994.

                (c)(1) Retirement Investment Account Master Retirement Trust
                       effective as of January 1, 1979, incorporated herein by reference to Exhibit 6(c)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (c)(2) Amendment to the Retirement Investment Account Master
                       Retirement Trust effective July 1, 1984, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 2 to Registration No. 2-9983, filed on April 14, 1986.

                (c)(3) Revised Retirement Investment Account Master Retirement
                       Trust effective as of March 1, 1990, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 6 to Registration No. 2-91983, filed on April 27, 1990.

                (c)(4) Form of Restated Retirement Investment Account Master
                       Retirement Trust as submitted to the Internal Revenue Service, incorporated herein by reference to Exhibit 6(c)4 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

                (d)(1) Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                       effective August 30, 1984, among the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (d)(2) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity
                       Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                (d)(3) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity
                       Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                (d)(4) Form of Rider No. 3 to Group Annuity Contract AC 6059
                       between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration
                       No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (d)(5) Form of Rider No. 4 to Group Annuity Contract AC 6059
                       between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

                (d)(6) Form of Rider No. 5 to Group Annuity Contract No. AC
                       6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

                (d)(7) Rider 11 Attached to and made part of Group Annuity
                       Contract No. AC 6059 BETWEEN AXA Equitable Life Insurance Company ("AXA Equitable") AND Reliance Trust Company, As Trustee, Contract Holder (form No. APC 10-035-14), previously filed with this Registration Statement on Form N-4 (File No. 333-142456) on April 23, 2015.

                (d)(8) Membership Retirement Program GIO Rider (Form No. APC
                       10-36-15 AC 6059 Rider 12), incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

         5.     Applications.

                (a) Retirement Investment Account Enrollment Forms - Including Participation and Enrollment Agreements, incorporated herein by reference to Exhibit 7(a) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (b)(1) Supplementary Agreement to Master Retirement Trust
                       Participation Agreement, incorporated herein by reference to Exhibit 7(b)(1) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (b)(2) Supplementary Agreement B to Master Retirement Trust
                       Participation Agreement (RIA Loans), incorporated herein by reference to Exhibit 7(b)(2) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 28, 1988.

                (b)(3) Form of Supplementary Agreement A to Master Retirement
                       Trust Participation Agreement (RIA Partial Funding), as amended, incorporated herein by reference to Exhibit 7(b)(3) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 30, 1991.

                (b)(4) Form of Supplementary Agreement to Master Retirement
                       Trust Participation Agreement (The Bond Account), incorporated herein by reference to Exhibit 7(b)(4) to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on April 14, 1986.

                (c) Basic Installation Information Form, dated May, 1989, incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 9 to Registration Statement No. 2-91983, filed on April 24, 1992.

                (d) RIA Installation Agreement, dated May, 1989, incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

                (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 33-17217 and 811-07953), filed on January 15, 2004.

                (f) Exhibit 11(e)(2) (Form of Association Members Retirement Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (g) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (h) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

                (i) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration
                       No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (j) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (k) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (l) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement on Form N-3 covering Separate Account 4, filed on
                       April 26, 2004.

                (m) Membership Retirement Program Form of IRS Pre-Approved Defined Contribution Prototype Plan and Trust Basic Plan Document [DC-BPD #03] as filed with the Internal Revenue Service in April 2012, is incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

         8.     Participation Agreements.

                (a) Exhibit 7(k) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

                (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

                (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

                (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

                (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (s) Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

                (t) Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

                (u) Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

          9.    Legal Opinion.

                Opinion of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.


                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25.Directors and Officers of AXA Equitable.

        Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or under Common Control with AXA Equitable or Registrant

         Separate Account Nos. 3, 4, 10 and 66 of AXA Equitable Life Insurance Company (the "Separate Account") are each separate accounts of AXA Equitable Life Insurance Company. AXA Equitable, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

         Set forth below is the subsidiary chart for the Holding Company:

         (a) AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 2-30070) on Form N-4 filed April 16, 2019.

Item 27. Number of Contractowners

                 As of March 31, 2019 there were 264 participants of Retirement Investment Account Contracts offered by the registrant, all of which are qualified contracts. As of the same date, there were 3,218 participants in the Members Retirement Program all of which are qualified contracts.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

                Presently, there is no Principal Underwriter of the Members Retirement Program contracts. AXA Equitable provides marketing and sales services for distribution of the Members Retirement Program contracts. For the Members Retirement Program Contracts, no commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services, based upon first year plan contributions and number of plans sold.

         (c)    Undertaking

                       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America are the principal underwriters for AXA Equitable's Separate Accounts A, 301, 45, 49, 70, I, FP, AXA Premier VIP Trust and EQ Advisors Trust; and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

Presently, there is no Principal Underwriter of the Members Retirement Program contracts.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas, New York, New York 10104; and 500 Plaza Drive, Secaucus, New Jersey 07094.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

         (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contract.

                                  SIGNATURES

       As required by the Securities Act of 1933, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 18th day of April, 2019.

                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By: AXA Equitable Life Insurance Company

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director,
                               Chief Accounting Officer and Controller

*DIRECTORS:

Thomas Buberl    Gerald Harlin      Bertrand Poupart-Lafarge
Daniel G. Kaye   Karima Silvent     Mark Pearson
Kristi A. Matus  George Stansfield  Charles G.T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  9           Opinion and Consent of Counsel                          EX-99.9

  10(a)       Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)       Powers of Attorney                                      EX-99.10b